UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 03/31/20

Item 1.	Reports to Stockholders.

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2020

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Equity ETF
Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ International Equity Hedged ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index, declined significantly during the 12 months under review. Stocks generally rose during the period’s first nine months, but fell sharply in the first three months of 2020 as countries around the world imposed lockdowns and stay-at-home measures, which impacted many businesses, in an effort to slow the spread of the novel coronavirus (COVID-19). Concerns about global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash.

In the U.S., economic growth was relatively steady through February 2020, supported by a strong labor market and solid consumer spending growth. However, stay-at-home orders, which included business closures and restrictions, issued by many state and local governments in an effort to mitigate the COVID-19 pandemic severely impacted the U.S. economy beginning in March 2020. The unemployment rate surged from a 50-year low of 3.5% in February 2020 to 4.4% at period-end, as many businesses, particularly those involved in hospitality, retail and travel, began mass layoffs.1 Furthermore, consumer spending, a major economic growth engine through most of the reporting period, declined substantially in March. As a result, the economy contracted in the first quarter, following an expansion that lasted more than a decade.

The U.S. Federal Reserve (Fed) made efforts to support the U.S. economy both before and during the pandemic. The Fed cut the federal funds target rate three times in 2019, lowering it to a range of 1.50%–1.75%. In March 2020, as the pandemic began to severely impact the economy and financial markets, the Fed implemented two emergency rate cuts, lowering the federal funds target rate to a range of 0.00%–0.25%. In addition, the Fed announced an emergency plan to purchase government, government-backed and corporate bonds to help keep markets functioning during the economic downturn.

In the eurozone, economic growth had slowed considerably by the end of 2019, raising concerns that the region was on the verge of a recession. As the magnitude of the disruption caused by the COVID-19 pandemic became apparent, some analysts forecasted a deep economic contraction in 2020’s first and second quarters. Several European countries were impacted substantially by the pandemic, particularly Italy and Spain. European developed market equities, as measured by the MSCI Europe Index, declined significantly for the period, as gains resulting from easing trade tensions and a Brexit agreement were more than offset by the market downturn in 2020’s first quarter.

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index, also declined significantly during the 12-month period. Before the pandemic, Asian stocks advanced, aided by easing trade tensions and the eventual U.S.-China phase one trade agreement. However, following the onset of the pandemic, economic activity in Asia slowed dramatically as many businesses temporarily halted operations in heavily affected countries and manufacturing activity plummeted in the region’s major economies, notably China, South Korea and Japan. In addition, export-focused Asian economies were hurt by a contraction in demand from other parts of the world.

Emerging market stocks, as measured by the MSCI Emerging Markets Index, rose for the period’s first nine months, but declined substantially during the rest of the 12-month period in the wake of the COVID-19 pandemic. A sharp decline in prices for oil and other natural resources also hurt emerging market economies reliant on these exports.

The foregoing information reflects our analysis and opinions as of March 31, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

See www.franklintempletondatasources.com for additional data provider information.

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Franklin LibertyQ Emerging Markets ETF

This annual report for Franklin LibertyQ Emerging Markets ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Emerging Markets (EM) Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EM Index over the long term by selecting equity securities from the MSCI EM Index that have exposure to these investment-style factors.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -21.22% based on market price and -20.55% based on net asset value (NAV). In comparison, the LibertyQ EM Index-NR posted a -20.29% total return for the same period, while the MSCI EM Index-NR posted a -17.69% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 86.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees

Geographic Composition*

Based on Total Net Assets as of 3/31/20

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

and expenses, to the performance of the LibertyQ EM Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 32.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	15.4%
Oil, Gas & Consumable Fuels	12.2%
Wireless Telecommunication Services	6.3%
Chemicals	5.7%
Metals & Mining	5.6%
Diversified Telecommunication Services	4.6%
Semiconductors & Semiconductor Equipment	4.0%
IT Services	3.5%
Food & Staples Retailing	3.2%
Construction Materials	2.7%

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Hindustan Unilever Ltd. Household Products, India	1.3%
China Construction Bank Corp., H Banks, China	1.3%
Agricultural Bank of China Ltd., A, H Banks, China	1.2%
Anhui Conch Cement Co. Ltd., A, H Construction Materials, China	1.3%
Industrial & Commercial Bank of China Ltd., H Banks, China	1.2%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	1.2%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	1.2%
Bank of China Ltd., A, H Banks, China	1.2%
China Mobile Ltd. Wireless Telecommunication Services, China	1.2%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	1.2%

Top 10 Countries

3/31/20

% of Total Net Assets
China	23.6%
Taiwan	14.0%
India	11.2%
South Korea	10.0%
Russia	9.6%
Brazil	6.5%
Thailand	4.2%
South Africa	2.8%
Saudi Arabia	2.6%
Indonesia	2.3%

Manager’s Discussion

For the fiscal year ended March 31, 2020, individual holdings that lifted the Fund’s absolute return included Longfor Group Holdings, MMC Norilsk Nickel and Hindustan Unilever. Individual holdings that hindered the Fund’s absolute return included ITC, Itau Unibanco Holding and Itausa.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, low volatility significantly detracted from the Fund’s relative performance for the reporting period. Value also had a negative effect, while momentum had no significant impact. In contrast, the quality factor was a significant contributor to the Fund’s relative return.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Thank you for your participation in Franklin LibertyQ Emerging Markets ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-20.55%	-21.22%	-20.55%	-21.22%
3-Year	-14.06%	-15.31%	-4.93%	-5.39%
Since Inception (6/1/16)	-1.56%	-2.49%	-0.41%	-0.66%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/20

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.781471

Total Annual Operating Expenses6

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. The Fund is designed for the aggressive portion of a well-diversified portfolio. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ EM Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EM Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EM Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The NR or Net Dividends Index reflects the deduction of withholding taxes on reinvested dividends.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

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FRANKLIN LIBERTYQ EMERGING MARKETS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000	$805.70	$2.03	$1,022.75	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin LibertyQ Global Dividend ETF

This annual report for Franklin LibertyQ Global Dividend ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries with high and persistent dividend income that have favorable exposure to a quality investment-style factor, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) ex REITs Index over the long term by applying dividend persistence and yield screens and the quality factor selection process.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of -14.24% based on market price and -14.34% based on net asset value (NAV). In comparison, the LibertyQ Global Dividend Index-NR posted a -14.39% total return for the same period, while the MSCI ACWI ex REITs Index-NR posted a -11.11% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

Based on Total Net Assets as of 3/31/20

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Dividend Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 42.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	14.1%
Pharmaceuticals	12.5%
Insurance	6.5%
Semiconductors & Semiconductor Equipment	6.4%
Hotels, Restaurants & Leisure	5.3%
Household Products	5.0%
Tobacco	4.3%
Personal Products	4.3%
Diversified Telecommunication Services	4.2%
Capital Markets	4.1%

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
NTT DOCOMO Inc. Wireless Telecommunication Services, Japan	2.9%
Roche Holding AG Pharmaceuticals, Switzerland	2.8%
Johnson & Johnson Pharmaceuticals, United States	2.5%
Kimberly-Clark Corp. Household Products, United States	2.5%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	2.4%
Novartis AG Pharmaceuticals, Switzerland	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	2.3%
The Procter & Gamble Co. Household Products, United States	2.3%
Merck & Co. Inc. Pharmaceuticals, United States	2.3%
Cisco Systems Inc. Communications Equipment, United States	2.2%

Top 10 Countries

3/31/20

% of Total Net Assets
United States	40.5%
United Kingdom	9.8%
Switzerland	7.5%
Australia	6.8%
Canada	5.9%
Japan	4.7%
Finland	3.6%
Taiwan	2.9%
Germany	2.6%
Qatar	2.4%

Manager’s Discussion

For the fiscal year ended March 31, 2020, individual holdings that lifted the Fund’s absolute return included NTT Docomo, Zurich Insurance Group, and Taiwan Semiconductor Manufacturing Co. Individual holdings that hindered the Fund’s absolute return included Macquarie Group, Itau Unibanco Holding and Westpac Banking.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality significantly benefited the Fund’s relative performance for the reporting period, while low volatility was a more modest contributor and momentum had no significant impact. In contrast, the value factor significantly detracted from the Fund’s relative return.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Thank you for your participation in Franklin LibertyQ Global Dividend ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-14.34%	-14.24%	-14.34%	-14.24%
3-Year	-5.21%	-5.68%	-1.77%	-1.93%
Since Inception (6/1/16)	+4.08%	+4.11%	+1.05%	+1.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/20

See page 15 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.020756

Total Annual Operating Expenses6

0.45%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer’s stock and less available income for the Fund. There can be no assurance that the Fund’s quality factor stock selection process and dividend screens of the Underlying Index will enhance performance. Exposure to investment factors and the use of dividend screens may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ Global Dividend Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI ex REITs Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI ex REITs Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding REIT securities. The NR or Net Dividends Index reflects the deduction of withholding taxes on reinvested dividends.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

franklintempleton.com	Annual Report	15

FRANKLIN LIBERTYQ GLOBAL DIVIDEND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000	$813.10	$2.04	$1,022.75	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

16	Annual Report	franklintempleton.com

Franklin LibertyQ Global Equity ETF

This annual report for Franklin LibertyQ Global Equity ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed and emerging market countries that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 1% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI All Country World Index (ACWI) over the long term by selecting equity securities from the MSCI ACWI that have exposure to these investment-style factors.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -10.83% based on market price and -10.53% based on net asset value (NAV). In comparison, the LibertyQ Global Equity Index-NR posted a -10.48% total return for the same period, while the MSCI ACWI-NR posted a -11.26% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Geographic Composition*

Based on Total Net Assets as of 3/31/20

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ Global Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 47.

franklintempleton.com	Annual Report	17

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Pharmaceuticals	10.0%
Semiconductors & Semiconductor Equipment	6.6%
Biotechnology	5.0%
Banks	4.5%
IT Services	4.2%
Specialty Retail	4.2%
Diversified Telecommunication Services	4.0%
Oil, Gas & Consumable Fuels	3.6%
Metals & Mining	3.5%
Tobacco	3.0%

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Eli Lilly & Co. Pharmaceuticals, United States	1.3%
Roche Holding AG Pharmaceuticals, Switzerland	1.3%
Microsoft Corp. Software, United States	1.3%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.3%
Johnson & Johnson Pharmaceuticals, United States	1.2%
Nestle SA Food Products, Switzerland	1.2%
Apple Inc. Technology Hardware, Storage & Peripherals, United States	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	1.1%
Intel Corp. Semiconductors & Semiconductor Equipment, United States	1.1%
Amgen Inc. Biotechnology, United States	1.1%

Top 10 Countries

3/31/20

% of Total Net Assets
United States	53.5%
United Kingdom	6.6%
Australia	5.9%
Japan	5.4%
China	3.8%
Switzerland	3.0%
Canada	2.5%
South Korea	2.4%
Taiwan	2.4%
Russia	1.8%

Manager’s Discussion

For the fiscal year ended March 31, 2020, individual holdings that lifted the Fund’s absolute returns included Microsoft, Apple and Roche Holding. Individual holdings that hindered the Fund’s absolute return included Simon Property Group, iShares MSCI India ETF and Royal Dutch Shell.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality significantly benefited the Fund’s relative performance for the reporting period. Momentum and low volatility also contributed. In contrast, the value factor significantly detracted from the Fund’s relative return.

18	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Thank you for your participation in Franklin LibertyQ Global Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	19

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-10.53%	-10.83%	-10.53%	-10.83%
3-Year	+7.45%	+6.54%	+2.42%	+2.13%
Since Inception (6/1/16)	+18.15%	+17.72%	+4.45%	+4.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

20	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/20

See page 22 for Performance Summary footnotes.

franklintempleton.com	Annual Report	21

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.030695

Total Annual Operating Expenses6

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ Global Equity Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI ACWI Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI ACWI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The NR or Net Dividends Index reflects the deduction of withholding taxes on reinvested dividends.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

22	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ GLOBAL EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000	$862.80	$1.58	$1,023.30	$1.72	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

franklintempleton.com	Annual Report	23

Franklin LibertyQ International Equity Hedged ETF

This annual report for Franklin LibertyQ International Equity Hedged ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index and in depositary receipts representing such securities. The Underlying Index includes stocks from developed market countries in Europe, Australasia and the Far East (EAFE) that have favorable exposure to four investment-style factors: quality, value, momentum and low volatility, subject to a maximum 2% per company weighting. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the MSCI EAFE Index over the long term by selecting equity securities from the MSCI EAFE Index that have exposure to these investment-style factors. The Underlying Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the Underlying Index. In order to replicate the hedge impact incorporated in the calculation of the Underlying Index, the Fund intends to enter into monthly foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies of the Underlying Index.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -7.90% based on market price and -7.12% based on

Geographic Composition*

Based on Total Net Assets as of 3/31/20

* Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of derivatives, unsettled trades or other factors.

net asset value (NAV). In comparison, LibertyQ International Equity Hedged Index-NR posted a -6.76% total return for the same period, while the MSCI EAFE 100% Hedged to USD Index-NR posted a -10.28% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 27.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ International Equity Hedged Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to

1. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 63.

24	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Pharmaceuticals	12.0%
Metals & Mining	7.7%
Banks	7.2%
Personal Products	5.3%
Wireless Telecommunication Services	4.6%
Diversified Telecommunication Services	4.6%
Electric Utilities	4.3%
Automobiles	3.6%
Health Care Equipment & Supplies	2.9%
Tobacco	2.9%

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Roche Holding AG Pharmaceuticals, Switzerland	2.6%
Novo Nordisk AS, B Pharmaceuticals, Denmark	2.6%
CSL Ltd. Biotechnology, Australia	2.4%
Sanofi Pharmaceuticals, France	2.4%
KDDI Corp. Wireless Telecommunication Services, Japan	2.2%
Rio Tinto PLC Metals & Mining, Australia	2.1%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	2.1%
Toyota Motor Corp. Automobiles, Japan	2.1%
Unilever NV Personal Products, United Kingdom	2.0%
Unilever PLC Personal Products, United Kingdom	2.0%

Top 10 Countries

3/31/20

% of Total Net Assets
Japan	24.3%
United Kingdom	23.0%
Australia	19.4%
France	4.6%
Switzerland	4.6%
Denmark	3.9%
Spain	3.8%
Italy	3.2%
Sweden	1.7%
Germany	1.7%

replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

Manager’s Discussion

For the fiscal year ended March 31, 2020, individual holdings that lifted the Fund’s absolute returns included NTT Docomo, KDDI and CSL. Individual holdings that hindered the Fund’s absolute returns included Westpac, Royal Dutch Shell and BHP.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality significantly benefited the Fund’s relative performance during the period, while low volatility and momentum contributed more modestly. In contrast, the value factor detracted from the Fund’s relative return.

franklintempleton.com	Annual Report	25

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Thank you for your participation in Franklin LibertyQ International Equity Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

26	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/3/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-7.12%	-7.90%	-7.12%	-7.90%
3-Year	+3.37%	+2.19%	+1.11%	+0.72%
Since Inception (6/1/16)	+11.94%	+11.63%	+2.99%	+2.91%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 29 for Performance Summary footnotes.

franklintempleton.com	Annual Report	27

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

6/1/16–3/31/20

See page 29 for Performance Summary footnotes.

28	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income	Long-Term Capital Gains	Total
$0.191713	$0.243700	$0.435413

Total Annual Operating Expenses6

0.40%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments. The Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts. Foreign currency forward contracts do not eliminate movements in the value of non-U.S. currencies and securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Currency management strategies could result in losses to the Fund if currencies do not perform as the investment manager expects. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transaction costs, expenses and other factors. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ International Equity Hedged Index is a systematic, rules-based proprietary index that is owned and calculated by MSCI Inc. (MSCI). It is based on the MSCI EAFE Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The NR or Net Dividends Index reflects the deduction of withholding taxes on reinvested dividends.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional provider information.

franklintempleton.com	Annual Report	29

FRANKLIN LIBERTYQ INTERNATIONAL EQUITY HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000	$875.30	$1.88	$1,023.00	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

30	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Emerging Markets ETF

	Year Ended March 31,

	2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$29.70	$33.41	$29.29		$25.66

Income from investment operations[b]:

Net investment income[c]	1.24	1.14	0.83		0.47

Net realized and unrealized gains (losses)	(6.96)	(3.76)	4.15		3.25

Total from investment operations	(5.72)	(2.62)	4.98		3.72

Less distributions from net investment income	(1.78)	(1.09)	(0.86)		(0.09)

Net asset value, end of year	$22.20	$29.70	$33.41		$29.29

Total return[d]	(20.55)%	(7.70)%	17.20%		14.55%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.49%	0.55%	0.69%	[f]	0.75%

Expenses net of waiver and payments by affiliates	0.49%	0.55%	0.54%	[f]	0.55%

Net investment income	4.26%	3.75%	2.61%		2.09%

Supplemental data

Net assets, end of year (000’s)	$57,711	$344,484	$400,908		$328,086

Portfolio turnover rate[g]	44.11%[h]	52.42%	32.87%		31.66%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”)

hPortfolio turnover rate excluding cash creation for the year end March 31, 2020 was as follows: 41.78%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin LibertyQ Emerging Markets ETF

		Industry	Shares	Value
	Common Stocks 95.8%
	Argentina 0.1%
	Banco Macro SA, ADR	Banks	1,841	$31,260
	Grupo Financiero Galicia SA, ADR	Banks	3,159	22,271

				53,531

	Brazil 4.5%
	Ambev SA	Beverages	146,900	337,610
	BB Seguridade Participacoes SA	Insurance	72,800	348,799
	Cielo SA	IT Services	93,600	80,126
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	23,400	176,450
	Cosan SA	Oil, Gas & Consumable Fuels	7,800	80,848
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	16,900	126,817
a,b	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	7,800	63,764
	Hypera SA	Pharmaceuticals	19,500	107,490
	IRB Brasil Resseguros SA	Insurance	41,629	77,694
	Lojas Renner SA	Multiline Retail	38,760	250,797
	Magazine Luiza SA	Multiline Retail	22,069	165,903
	Petrobras Distribuidora SA	Specialty Retail	39,000	116,626
	Porto Seguro SA	Insurance	3,900	33,777
	Tim Participacoes SA	Wireless Telecommunication Services	44,200	106,013
	Vale SA	Metals & Mining	65,000	541,646

				2,614,360

	Chile 0.8%
	Aguas Andinas SA, A	Water Utilities	187,192	55,346
	Colbun SA	Independent Power and Renewable Electricity Producers	368,082	40,163
	Compania Cervecerias Unidas SA	Beverages	9,899	68,176
	Enel Americas SA	Electric Utilities	1,158,963	142,233
	Enel Chile SA	Electric Utilities	1,926,320	131,085

				437,003

	China 23.6%
	Agricultural Bank of China Ltd., A	Banks	137,300	65,278
	Agricultural Bank of China Ltd., H	Banks	1,638,000	657,237
	Anhui Conch Cement Co. Ltd., A	Construction Materials	13,000	101,055
	Anhui Conch Cement Co. Ltd., H	Construction Materials	89,150	619,377
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	76,910	565,099
	Autobio Diagnostics Co. Ltd., A	Health Care Equipment & Supplies	682	11,208
	Bank of Beijing Co. Ltd., A	Banks	47,100	32,095
	Bank of China Ltd., A	Banks	39,000	19,147
	Bank of China Ltd., H	Banks	1,766,000	676,698
	Bank of Communications Co. Ltd., A	Banks	100,100	72,870
	Bank of Communications Co. Ltd., H	Banks	585,000	358,507
	Bank of Hangzhou Co. Ltd.	Banks	11,700	12,710
	Bank of Nanjing Co. Ltd., A	Banks	15,600	15,956
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	44,800	30,780
	China Cinda Asset Management Co. Ltd., H	Capital Markets	523,000	99,190
	China CITIC Bank Corp. Ltd., A	Banks	14,900	10,889
	China CITIC Bank Corp. Ltd., H	Banks	715,000	353,307
	China Conch Venture Holdings Ltd.	Machinery	104,000	464,256
	China Construction Bank Corp., H	Banks	923,000	754,986
	China Everbright Bank Co. Ltd., A	Banks	90,600	46,142
	China Everbright Bank Co. Ltd., H	Banks	224,000	85,833
	China Lesso Group Holdings Ltd.	Building Products	39,000	51,424
	China Medical System Holdings Ltd.	Pharmaceuticals	91,000	98,503
	China Minsheng Banking Corp. Ltd., A	Banks	84,300	67,909

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Minsheng Banking Corp. Ltd., H	Banks	482,500	$358,565
	China Mobile Ltd.	Wireless Telecommunication Services	93,530	695,662
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	52,000	32,499
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	1,222,000	602,258
	China Resources Cement Holdings Ltd.	Construction Materials	145,000	173,044
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	11,700	26,806
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	259,106	493,414
	China South Publishing & Media Group Co. Ltd., A	Media	3,900	5,849
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	624,000	189,191
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	49,700	121,231
	China Zhongwang Holdings Ltd.	Metals & Mining	72,800	19,161
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	3,900	6,625
	Chongqing Brewery Co. Ltd., A	Beverages	1,300	8,347
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	117,000	48,002
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	478,260	501,652
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	65,000	264,163
	Dali Foods Group Co. Ltd.	Food Products	151,000	105,201
	Daqin Railway Co. Ltd., A	Road & Rail	45,100	43,266
	Dongfeng Motor Group Co. Ltd., H	Automobiles	234,000	154,271
c	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	6,520	8,269
	Focus Media Information Technology Co. Ltd.	Media	36,400	22,698
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	6,500	114,783
	Fujian Sunner Development Co. Ltd.	Food Products	2,600	8,675
	Fuyao Glass Industry Group Co. Ltd., A	Auto Components	5,200	14,071
	G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	194	11,232
	Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	5,200	38,295
	Guangdong Investment Ltd.	Water Utilities	134,500	259,251
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	223,000	224,125
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	2,600	10,432
	Hefei Meiya Optoelectronic Technology, Inc.	Machinery	1,300	6,918
	Heilan Home Co. Ltd., A – SHSC	Specialty Retail	5,800	5,180
	Heilongjiang Agriculture Co. Ltd., A	Food Products	3,900	9,491
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	9,100	50,454
	Hualan Biological Engineering Inc.	Biotechnology	2,600	17,577
	Huaxin Cement Co. Ltd., A	Construction Materials	3,900	12,803
	Huayu Automotive Systems Co. Ltd.	Auto Components	7,800	23,703
	Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,300	4,020
	Industrial & Commercial Bank of China Ltd., H	Banks	1,027,000	703,579
c	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., A	Chemicals	15,600	5,414
	Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	1,300	17,363
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	91,000	101,556
	Kweichow Moutai Co. Ltd., A	Beverages	3,500	548,588

franklintempleton.com	Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	104,000	$63,064
	Lomon Billions Group Co. Ltd.	Chemicals	3,900	8,215
a,b	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	130,000	633,152
	Luxi Chemical Group Co. Ltd.	Chemicals	2,600	2,993
	Luzhou Laojiao Co. Ltd., A	Beverages	3,900	40,523
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	20,800	7,395
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	104,000	32,605
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	11,700	5,183
	Nexteer Automotive Group Ltd.	Auto Components	39,000	19,573
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	117,000	106,722
	Ovctek China, Inc., A	Health Care Equipment & Supplies	1,300	10,131
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	10,400	11,371
	SAIC Motor Corp. Ltd.	Automobiles	15,600	45,117
	Sansteel Minguang Co. Ltd.	Metals & Mining	6,500	7,309
	Sany Heavy Industry Co. Ltd., A	Machinery	15,600	38,075
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	23,400	24,693
	Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	2,600	7,384
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	3,900	8,638
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	2,600	22,306
	Shanghai M&G Stationery, Inc., A	Commercial Services & Supplies	1,300	8,492
c	Shanying International Holding Co. Ltd., A	Paper & Forest Products	9,100	3,928
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	26,000	26,500
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	900	33,112
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,031	38,065
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	2,600	6,507
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	46,800	497,532
	Shui On Land Ltd.	Real Estate Management & Development	133,000	22,307
	Sichuan Chuantou Energy Co. Ltd., A	Independent Power and Renewable Electricity Producers	7,800	10,124
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	15,600	8,561
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	286,000	70,846
	Sinotrans Ltd., H	Air Freight & Logistics	65,000	16,017
	Toly Bread Co. Ltd., A	Food Products	1,300	9,075
c	Topchoice Medical Corp., A	Health Care Providers & Services	820	12,469
	Wanhua Chemical Group Co. Ltd., A	Chemicals	6,500	37,827
	Weichai Power Co. Ltd., A	Machinery	13,300	22,441
	Weifu High-Technology Group Co. Ltd., A	Auto Components	2,600	6,969
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	6,500	29,950
	Wuliangye Yibin Co. Ltd.	Beverages	6,500	105,640
	Xinyu Iron & Steel Co. Ltd., A	Metals & Mining	7,800	4,479
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	52,000	40,790
	Yealink Network Technology Corp. Ltd.	Communications Equipment	1,300	14,960
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	234,000	42,266
	Yunda Holding Co. Ltd.	Air Freight & Logistics	2,600	11,301

34	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Yuzhou Properties Co. Ltd.	Real Estate Management & Development	78,000	$33,209
	Zhejiang Juhua Co. Ltd., A	Chemicals	5,200	4,974
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	3,900	15,021
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	3,900	3,917
	Zhejiang Supor Co. Ltd.	Household Durables	1,300	12,679
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	3,900	6,085
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,300	8,178

				13,596,810

	Colombia 0.2%
	Ecopetrol SA	Oil, Gas & Consumable Fuels	230,980	108,091

	Czech Republic 0.1%
	Moneta Money Bank AS	Banks	37,529	77,257

	Egypt 0.6%
	Commercial International Bank Egypt SAE	Banks	64,559	241,050
	Eastern Co. SAE	Tobacco	84,633	66,405
	ElSewedy Electric Co.	Electrical Equipment	63,537	31,648

				339,103

	Greece 0.3%
	JUMBO SA	Specialty Retail	4,941	66,793
	Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	3,356	41,427
	OPAP SA	Hotels, Restaurants & Leisure	6,457	49,098

				157,318

	Hong Kong 0.2%
	Kingboard Laminates Holdings Ltd.	Chemicals	73,000	67,529
	The Wharf Holdings Ltd.	Real Estate Management & Development	39,000	69,135

				136,664

	Hungary 0.3%
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	30,355	178,214

	India 11.2%
	Asian Paints Ltd.	Chemicals	8,783	193,478
c	Avenue Supermarts Ltd.	Food & Staples Retailing	3,727	107,768
	Bajaj Auto Ltd.	Automobiles	5,946	158,952
	Berger Paints India Ltd.	Chemicals	7,203	47,411
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	51,987	217,771
	Bharti Infratel Ltd.	Diversified Telecommunication Services	19,418	41,069
	Britannia Industries Ltd.	Food Products	3,471	123,373
	Coal India Ltd.	Oil, Gas & Consumable Fuels	99,269	183,773
	Colgate-Palmolive India Ltd.	Personal Products	2,911	48,203
	Dabur India Ltd.	Personal Products	36,853	219,239
	Eicher Motors Ltd.	Automobiles	975	168,781
	GAIL India Ltd.	Gas Utilities	76,096	77,000
	HCL Technologies Ltd.	IT Services	81,029	467,422
	HDFC Asset Management Co. Ltd.	Capital Markets	1,894	52,896
c	HDFC Life Insurance Co. Ltd.	Insurance	16,224	94,651
	Hero Motocorp Ltd.	Automobiles	5,668	119,610
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	54,052	135,824
	Hindustan Unilever Ltd.	Household Products	25,427	772,545
a,b	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	5,672	81,097
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	133,270	143,838

franklintempleton.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

	Industry		Shares	Value
Common Stocks (continued)
India (continued)
Infosys Ltd.	IT Services		74,529	$631,984
ITC Ltd.	Tobacco		207,300	470,493
Marico Ltd.	Personal Products		33,429	121,452
Nestle India Ltd.	Food Products		1,820	392,156
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels		135,858	122,656
Page Industries Ltd.	Textiles, Apparel & Luxury Goods		351	78,706
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels		31,221	82,416
Pidilite Industries Ltd.	Chemicals		7,730	138,596
REC Ltd.	Diversified Financial Services		31,497	36,951
SBI Life Insurance Co. Ltd.	Insurance		11,625	98,500
Tata Consultancy Services Ltd.	IT Services		23,934	577,728
Tech Mahindra Ltd.	IT Services		32,091	239,883

				6,446,222

Indonesia 2.3%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels		1,004,700	60,984
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels		278,200	37,184
Charoen Pokphand Indonesia Tbk PT	Food Products		324,600	98,315
Gudang Garam Tbk PT	Tobacco		23,400	58,966
Hanjaya Mandala Sampoerna Tbk PT	Tobacco		911,900	79,673
Indofood CBP Sukses Makmur Tbk PT	Food Products		116,000	72,722
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services		2,541,800	492,464
Unilever Indonesia Tbk PT	Household Products		697,300	309,959
United Tractors Tbk PT	Oil, Gas & Consumable Fuels		130,000	134,703

				1,344,970

Malaysia 1.8%
AirAsia Group Bhd	Airlines		111,400	20,372
Digi.com Bhd.	Wireless Telecommunication Services		269,100	270,969
Hartalega Holdings Bhd.	Health Care Equipment & Supplies		98,100	156,233
Nestle (Malaysia) Bhd.	Food Products		6,500	205,683
Petronas Chemicals Group Bhd.	Chemicals		185,700	217,080
Petronas Gas Bhd.	Gas Utilities		28,600	101,953
Westports Holdings Bhd.	Transportation Infrastructure		64,300	50,309

				1,022,599

Mexico 2.0%
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	167,007	132,343
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		26,728	145,140
Kimberly-Clark de Mexico SAB de CV, A	Household Products		111,631	170,926
Megacable Holdings SAB de CV	Media		18,586	51,402
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		10,493	71,204
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		257,300	611,463

				1,182,478

Pakistan 0.1%
MCB Bank Ltd.	Banks		28,900	25,973
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		61,100	28,321

				54,294

Philippines 0.3%
Globe Telecom Inc.	Wireless Telecommunication Services		2,405	91,263
Manila Electric Co.	Electric Utilities		16,900	74,764

				166,027

36	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Poland 0.4%
	Powszechny Zaklad Ubezpieczen SA	Insurance	27,197	$205,148

	Qatar 1.5%
	Barwa Real Estate Co.	Real Estate Management & Development	109,239	90,007
	Industries Qatar QSC	Industrial Conglomerates	136,500	249,306
	Masraf Al Rayan QSC	Banks	159,750	160,584
	Mesaieed Petrochemical Holding Co.	Chemicals	222,981	89,413
	Qatar Electricity & Water Co. QSC	Multi-Utilities	35,909	134,425
	Qatar Fuel QSC	Oil, Gas & Consumable Fuels	25,795	115,975
	Qatar International Islamic Bank QSC	Banks	23,334	46,527

				886,237

	Russia 9.0%
	Alrosa PJSC	Metals & Mining	287,185	237,404
	Gazprom PJSC	Oil, Gas & Consumable Fuels	188,486	437,624
	Inter RAO UES PJSC	Electric Utilities	3,387,454	213,413
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	7,704	464,900
	Magnitogorsk Iron & Steel Works	Metals & Mining	185,836	91,570
	MMC Norilsk Nickel PJSC	Metals & Mining	2,678	668,971
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	46,555	353,818
	Moscow Exchange MICEX	Capital Markets	62,984	78,394
	NLMK PJSC	Metals & Mining	119,785	190,101
a	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	3,534	407,470
a	PhosAgro PJSC, GDR, Reg S	Chemicals	7,240	74,717
	Polymetal International PLC	Metals & Mining	13,414	229,448
	Polyus Gold OJSC	Metals & Mining	2,122	288,899
	Rosneft PJSC	Oil, Gas & Consumable Fuels	88,111	354,491
	Severstal PJSC	Metals & Mining	24,758	274,597
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	530,337	230,098
	Tatneft PAO	Oil, Gas & Consumable Fuels	60,469	427,666
a	X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing	6,121	163,848

				5,187,429

	Saudi Arabia 2.6%
	Advanced Petrochemical Co.	Chemicals	4,878	57,778
	Al-Rajhi Bank	Banks	42,439	607,724
	Bupa Arabia for Cooperative Insurance Co.	Insurance	1,109	26,980
	Jarir Marketing Co.	Specialty Retail	3,159	107,458
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	2,106	42,322
	Saudi Arabian Fertilizer Co.	Chemicals	7,626	125,848
	Saudi Cement Co.	Construction Materials	2,957	38,566
	Saudi Telecom Co.	Diversified Telecommunication Services	16,795	391,153
	Yanbu National Petrochemical Co.	Chemicals	9,599	106,286

				1,504,115

	South Africa 2.8%
	AngloGold Ashanti Ltd.	Metals & Mining	13,054	233,240
	Capitec Bank Holdings Ltd.	Banks	2,177	107,265
	Clicks Group Ltd.	Food & Staples Retailing	17,108	246,850
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	22,070	122,324
	Kumba Iron Ore Ltd.	Metals & Mining	6,472	101,487
	Mr. Price Group Ltd.	Specialty Retail	22,801	145,640
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing	11,037	37,449
	RMB Holdings Ltd.	Diversified Financial Services	49,685	137,538
	Telkom SA SOC Ltd.	Diversified Telecommunication Services	20,654	23,742
	Tiger Brands Ltd.	Food Products	10,927	113,186
	Vodacom Group Ltd.	Wireless Telecommunication Services	47,628	312,035
	Woolworths Holdings Ltd.	Multiline Retail	29,636	45,798

				1,626,554

franklintempleton.com	Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea 9.9%
	BGF Retail Co. Ltd.	Food & Staples Retailing	390	$42,289
	BNK Financial Group Inc.	Banks	21,017	76,568
	Coway Co. Ltd.	Household Durables	4,472	212,331
	Daelim Industrial Co. Ltd.	Construction & Engineering	1,378	83,426
	DB Insurance Co. Ltd.	Insurance	2,166	61,830
	Hana Financial Group Inc.	Banks	23,670	449,154
	Hanwha Life Insurance Co. Ltd.	Insurance	19,364	22,110
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	4,355	81,029
	Industrial Bank of Korea	Banks	21,293	131,185
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	7,709	125,069
	KB Financial Group Inc.	Banks	19,576	555,593
	Kia Motors Corp.	Automobiles	11,539	246,448
	Korea Zinc Co. Ltd.	Metals & Mining	390	114,051
	KT&G Corp.	Tobacco	8,603	527,904
	Kumho Petrochemical Co. Ltd.	Chemicals	900	47,907
	Lotte Chemical Corp.	Chemicals	1,246	197,542
	NCsoft Corp.	Entertainment	910	487,387
c	Pearl Abyss Corp.	Entertainment	331	48,670
	S-1 Corp.	Commercial Services & Supplies	1,163	76,428
	Samsung Card Co. Ltd.	Consumer Finance	1,365	33,527
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	14,105	553,262
	Shinhan Financial Group Co. Ltd.	Banks	20,638	484,862
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	10,247	701,175
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	1,561	226,966
	Woori Financial Group Inc.	Banks	17,463	109,740

				5,696,453

	Taiwan 14.0%
	Accton Technology Corp.	Communications Equipment	13,000	70,069
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	16,920	139,594
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	44,680	288,840
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	43,760	109,684
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	197,380	701,630
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	9,320	74,119
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	117,000	244,899
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	27,270	117,226
	Formosa Chemicals & Fibre Corp.	Chemicals	221,000	489,625
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	91,000	244,942
	Formosa Plastics Corp.	Chemicals	231,480	574,844
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	11,900	134,183
	Highwealth Construction Corp.	Real Estate Management & Development	39,000	52,230
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	4,800	607,906
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	104,000	142,030
	Nan Ya Plastics Corp.	Chemicals	314,210	568,334
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	107,740	191,315
	Nien Made Enterprise Co. Ltd.	Household Durables	13,000	77,592
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	44,410	252,584
	Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	11,430	93,733
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	39,000	110,778
	President Chain Store Corp.	Food & Staples Retailing	42,440	397,154
	Ruentex Development Co. Ltd.	Real Estate Management & Development	13,000	16,421
	Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	13,000	29,833
	Standard Foods Corp.	Food Products	26,000	52,445
	Taiwan Business Bank	Banks	221,000	70,813
	Taiwan Cement Corp.	Construction Materials	156,000	203,760
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	118,870	392,676

38	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	73,730	$668,023
	The Shanghai Commercial & Savings Bank Ltd.	Banks	142,999	186,069
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	65,000	127,457
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	20,980	111,694
	Yageo Corp.	Electronic Equipment, Instruments & Components	22,780	206,772
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	442,000	227,274
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	26,000	79,956

				8,056,504

	Thailand 4.2%
	Advanced Info Service PCL	Wireless Telecommunication Services	96,200	589,204
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	128,700	199,026
	Bumrungrad Hospital PCL	Health Care Providers & Services	28,600	99,349
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	13,000	91,506
	Home Product Center PCL, NVDR	Specialty Retail	180,300	60,984
	Intouch Holdings PCL	Wireless Telecommunication Services	141,700	215,891
	Land and Houses PCL, NVDR	Real Estate Management & Development	340,600	69,537
	Osotspa PCL, NVDR	Beverages	26,000	28,323
	PTT Global Chemical PCL, NVDR	Chemicals	153,400	142,567
	PTT PCL	Oil, Gas & Consumable Fuels	494,500	463,347
	Ratch Group PCL, NVDR	Independent Power and Renewable Electricity Producers	35,400	61,485
	The Siam Cement PCL	Construction Materials	42,900	423,542

				2,444,761

	Turkey 1.4%
	BIM Birlesik Magazalar AS	Food & Staples Retailing	34,543	262,863
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	136,608	155,673
	Ford Otomotiv Sanayi AS	Automobiles	6,546	48,949
	TAV Havalimanlari Holding AS	Transportation Infrastructure	14,889	37,413
c	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	10,628	121,758
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	69,821	130,526
c	Turkiye Is Bankasi AS, C	Banks	108,107	77,427

				834,609

	United Arab Emirates 1.6%
	Abu Dhabi Commercial Bank PJSC	Banks	742	794
	Abu Dhabi Commercial Bank PJSC	Banks	120,640	152,067
	Aldar Properties PJSC	Real Estate Management & Development	264,414	110,858
	Dubai Islamic Bank PJSC	Banks	119,885	117,498
	Emaar Malls Group PJSC	Real Estate Management & Development	83,856	24,427
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	128,242	489,485

				895,129

	Total Common Stocks (Cost $66,116,893)			55,251,880

	Preferred Stocks 2.7%
	Brazil 1.9%
d	Itau Unibanco Holding SA, 8.709%, pfd.	Banks	86,700	385,976
d	Itausa-Investimentos Itau SA, 9.918%, pfd.	Banks	224,400	379,437
d	Telefonica Brasil SA, 6.951%, pfd.	Diversified Telecommunication Services	35,973	342,973

				1,108,386

franklintempleton.com	Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Emerging Markets ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Colombia 0.0%†
d	Grupo Aval Acciones y Valores SA, 6.689%, pfd.	Banks	116,236	$25,680

	Russia 0.6%
d	Surgutneftegas PJSC, 20.266%, pfd.	Oil, Gas & Consumable Fuels	569,107	273,869
d	Transneft PJSC, 7.246%, pfd.	Oil, Gas & Consumable Fuels	39	73,749

				347,618

	South Korea 0.2%
d	Samsung Electronics Co. Ltd., 2.651%, pfd.	Technology Hardware, Storage & Peripherals	2,623	86,403

	Total Preferred Stocks (Cost $2,303,249)			1,568,087

	Total Investments (Cost $68,420,142) 98.5%			56,819,967
	Other Assets, less Liabilities 1.5%			890,761

	Net Assets 100.0%			$57,710,728

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $1,424,048, representing 2.5% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $778,013, representing 1.3% of net assets.

cNon-income producing.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI Emerging Markets Index	Long	16	$674,320	6/19/20	$50,836

*As of period end.

See Abbreviations on page 86.

40	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Dividend ETF

	Year Ended March 31,

	2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$28.20	$28.22	$27.31		$25.43

Income from investment operations[b]:

Net investment income[c]	1.04	0.95	0.86		0.67

Net realized and unrealized gains (losses)	(4.90)	(0.02)	1.03		1.79

Total from investment operations	(3.86)	0.93	1.89		2.46

Less distributions from net investment income	(1.02)	(0.95)	(0.98)		(0.58)

Net asset value, end of year	$23.32	$28.20	$28.22		$27.31

Total return[d]	(14.34)%	3.51%	6.91%		9.79%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.45%	0.45%	0.75%	[f]	0.98%

Expenses net of waiver and payments by affiliates	0.45%	0.45%	0.45%	[f]	0.45%

Net investment income	3.60%	3.43%	3.05%		3.11%

Supplemental data

Net assets, end of year (000’s)	$18,653	$16,920	$16,933		$27,306

Portfolio turnover rate[g]	19.79%[h]	25.75%	43.32%		13.38%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”)

hPortfolio turnover rate excluding cash creation for the year end March 31, 2020 was as follows: 17.48%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin LibertyQ Global Dividend ETF

		Industry	Shares	Value
	Common Stocks 98.1%
	Australia 6.8%
	Australian Stock Exchange Ltd.	Capital Markets	3,032	$143,059
	Commonwealth Bank of Australia	Banks	8,812	333,419
	Macquarie Group Ltd.	Capital Markets	5,136	269,554
	National Australia Bank Ltd.	Banks	25,292	258,206
	Westpac Banking Corp.	Banks	26,440	267,013

				1,271,251

	Belgium 0.3%
	Proximus SADP	Diversified Telecommunication Services	2,444	55,967

	Canada 5.9%
	Bank of Nova Scotia	Banks	8,276	334,157
	Canadian Imperial Bank of Commerce	Banks	5,480	315,706
	IGM Financial Inc.	Capital Markets	1,720	28,217
	Royal Bank of Canada	Banks	5,820	356,433
	TELUS Corp.	Diversified Telecommunication Services	4,536	70,907

				1,105,420

	China 1.3%
	China Vanke Co. Ltd., A	Real Estate Management & Development	6,000	21,712
	China Vanke Co. Ltd., H	Real Estate Management & Development	21,200	69,884
a,b	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	30,000	146,112

				237,708

	Denmark 0.4%
	Tryg AS	Insurance	2,796	68,782

	Finland 3.6%
	Elisa OYJ	Diversified Telecommunication Services	2,208	136,836
	Kone OYJ, B	Machinery	4,892	277,083
	Nokian Renkaat OYJ	Auto Components	2,436	58,991
	Orion OYJ	Pharmaceuticals	1,480	60,540
	Sampo OYJ, A	Insurance	4,524	132,141

				665,591

	Germany 2.6%
	Allianz SE	Insurance	1,992	342,896
	Hannover Rueck SE	Insurance	1,012	145,465

				488,361

	Indonesia 0.8%
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	715,200	138,567

	Japan 4.7%
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,800	167,820
	Lawson Inc.	Food & Staples Retailing	530	29,113
	NTT DOCOMO Inc.	Wireless Telecommunication Services	17,600	550,555
	ORIX Corp.	Diversified Financial Services	11,200	134,923

				882,411

	Macau 1.1%
	Sands China Ltd.	Hotels, Restaurants & Leisure	56,000	205,189

	Malaysia 0.3%
	Nestle (Malaysia) Bhd.	Food Products	1,600	50,630

	Mexico 0.2%
	Kimberly-Clark de Mexico SAB de CV, A	Household Products	22,608	34,617

42	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
New Zealand 0.3%
Spark New Zealand Ltd.	Diversified Telecommunication Services	26,028	$63,034

Norway 0.7%
Telenor ASA	Diversified Telecommunication Services	8,296	120,004

Qatar 2.4%
Masraf Al Rayan QSC	Banks	26,984	27,125
Qatar Islamic Bank SAQ	Banks	14,364	56,651
Qatar National Bank SAQ	Banks	79,812	368,262

			452,038

Russia 0.8%
NLMK PJSC	Metals & Mining	14,800	23,488
Tatneft PAO	Oil, Gas & Consumable Fuels	17,824	126,060

			149,548

Singapore 1.6%
ComfortDelGro Corp. Ltd.	Road & Rail	34,400	36,723
SATS Ltd.	Transportation Infrastructure	12,000	26,632
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	113,600	202,650
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	3,600	34,310

			300,315

South Africa 1.8%
Absa Group Ltd.	Banks	8,268	34,720
FirstRand Ltd.	Diversified Financial Services	55,200	124,463
Mr. Price Group Ltd.	Specialty Retail	5,036	32,167
Rand Merchant Investment Holdings Ltd.	Insurance	13,264	16,368
RMB Holdings Ltd.	Diversified Financial Services	17,964	49,728
Sanlam Ltd.	Insurance	24,528	70,164

			327,610

South Korea 0.1%
Coway Co. Ltd.	Household Durables	372	17,663

Spain 0.6%
Bankinter SA	Banks	5,700	20,914
Red Electrica Corp. SA	Electric Utilities	4,884	87,700

			108,614

Sweden 1.1%
Hennes & Mauritz AB, B	Specialty Retail	16,240	209,808

Switzerland 7.5%
Novartis AG	Pharmaceuticals	5,336	440,369
Roche Holding AG	Pharmaceuticals	1,600	519,332
SGS SA	Professional Services	81	187,693
UBS Group AG	Capital Markets	27,364	255,837

			1,403,231

Taiwan 2.9%
Chailease Holding Co. Ltd.	Diversified Financial Services	15,210	46,020
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	5,860	25,190
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,600	13,121
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	48,000	434,899
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	12,000	23,531

			542,761

Turkey 0.0%†
Ford Otomotiv Sanayi AS	Automobiles	517	3,866

franklintempleton.com	Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United Kingdom 9.8%
	Barratt Developments PLC	Household Durables	7,104	$38,846
	GlaxoSmithKline PLC	Pharmaceuticals	21,768	408,809
	Kingfisher PLC	Specialty Retail	14,236	25,401
	Legal & General Group PLC	Insurance	78,376	188,388
	Marks & Spencer Group PLC	Multiline Retail	22,796	28,051
	Next PLC	Multiline Retail	2,792	140,970
	Schroders PLC	Capital Markets	924	28,460
	Smiths Group PLC	Industrial Conglomerates	4,660	70,840
	St. James’s Place Capital PLC	Capital Markets	3,824	36,017
	Taylor Wimpey PLC	Household Durables	41,996	61,186
	Unilever NV	Personal Products	8,064	396,445
	Unilever PLC	Personal Products	8,048	406,699

				1,830,112

	United States 40.5%
	Altria Group Inc.	Tobacco	10,208	394,743
	Arthur J. Gallagher & Co.	Insurance	3,036	247,464
	Cisco Systems Inc.	Communications Equipment	10,596	416,529
	Cummins Inc.	Machinery	1,100	148,852
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure	2,292	124,822
	Emerson Electric Co.	Electrical Equipment	6,540	311,631
	Garmin Ltd.	Household Durables	2,508	188,000
	Intel Corp.	Semiconductors & Semiconductor Equipment	8,240	445,949
	International Business Machines Corp.	IT Services	3,552	394,023
	Johnson & Johnson	Pharmaceuticals	3,636	476,789
	Kimberly-Clark Corp.	Household Products	3,596	459,821
	Kohl’s Corp.	Multiline Retail	1,180	17,216
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	5,972	253,631
	Leggett & Platt Inc.	Household Durables	1,808	48,237
	Lockheed Martin Corp.	Aerospace & Defense	1,220	413,519
	LyondellBasell Industries NV, A	Chemicals	4,964	246,363
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment	5,612	272,799
	McDonald’s Corp.	Hotels, Restaurants & Leisure	2,456	406,100
	Merck & Co. Inc.	Pharmaceuticals	5,628	433,018
	Paychex Inc.	IT Services	5,632	354,365
	Philip Morris International Inc.	Tobacco	5,692	415,288
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals	4,500	219,600
	Tapestry Inc.	Textiles, Apparel & Luxury Goods	4,304	55,737
	The Gap Inc.	Specialty Retail	3,416	24,049
	The Procter & Gamble Co.	Household Products	3,952	434,720
	United Parcel Service Inc., B	Air Freight & Logistics	3,832	357,986

				7,561,251

	Total Common Stocks (Cost $23,744,088)			18,294,349

	Preferred Stocks (Cost $359,120) 1.3%
	Brazil 1.3%
c	Itau Unibanco Holding SA, 8.709%, pfd.	Banks	56,000	249,304

	Total Investments (Cost $24,103,208) 99.4%			18,543,653
	Other Assets, less Liabilities 0.6%			109,705

	Net Assets 100.0%			$18,653,358

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $146,112, representing 0.8% of net assets.

44	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Dividend ETF (continued)

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $146,112, representing 0.8% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$45,090	6/19/20	$3,852

*As of period end.

See Abbreviations on page 86.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	45

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ Global Equity ETF

	Year Ended March 31,

	2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$30.90	$30.14	$27.18		$25.32

Income from investment operations[b]:

Net investment income[c]	0.90	0.89	0.74		0.56

Net realized and unrealized gains (losses)	(4.00)	0.67	3.01		1.92

Total from investment operations	(3.10)	1.56	3.75		2.48

Less distributions from net investment income	(1.03)	(0.80)	(0.79)		(0.62)

Net asset value, end of year	$26.77	$30.90	$30.14		$27.18

Total return[d]	(10.53)%	5.44%	13.91%		9.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	0.35%	0.90%	[f]	1.04%

Expenses net of waiver and payments by affiliates	0.34%	0.34%	0.35%	[f]	0.35%

Net investment income	2.86%	2.99%	2.53%		2.60%

Supplemental data

Net assets, end of year (000’s)	$16,059	$24,721	$18,082		$21,744

Portfolio turnover rate[g]	27.85%[h]	34.99%	35.01%		13.84%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”)

hPortfolio turnover rate excluding cash creation for the year end March 31, 2020 was as follows: 25.34%

46	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin LibertyQ Global Equity ETF

	Industry		Shares	Value
Common Stocks and Other Equity Interests 97.8%
Argentina 0.0%†
Banco Macro SA, ADR	Banks		63	$1,070
Grupo Financiero Galicia SA, ADR	Banks		81	571

				1,641

Australia 5.9%
AGL Energy Ltd.	Multi-Utilities		1,095	11,521
Alumina Ltd.	Metals & Mining		5,697	5,091
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		438	5,723
Aurizon Holdings Ltd.	Road & Rail		3,675	9,514
Australia & New Zealand Banking Group Ltd.	Banks		3,189	33,103
Australian Stock Exchange Ltd.	Capital Markets		204	9,625
Bendigo and Adelaide Bank Ltd.	Banks		660	2,533
BHP Group Ltd.	Metals & Mining		5,454	96,739
Bluescope Steel Ltd.	Metals & Mining		906	4,785
Boral Ltd.	Construction Materials		849	1,065
Brambles Ltd.	Commercial Services & Supplies		2,715	17,548
Cimic Group Ltd.	Construction & Engineering		174	2,476
Coca-Cola Amatil Ltd.	Beverages		951	5,145
Cochlear Ltd.	Health Care Equipment & Supplies		132	15,144
Coles Group Ltd.	Food & Staples Retailing		1,290	11,970
Commonwealth Bank of Australia	Banks		2,058	77,868
Crown Resorts Ltd.	Hotels, Restaurants & Leisure		696	3,238
CSL Ltd.	Biotechnology		816	148,172
Dexus	Equity Real Estate Investment Trusts (REITs	)	1,908	10,615
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		108	655
Fortescue Metals Group Ltd.	Metals & Mining		3,693	22,603
Goodman Group	Equity Real Estate Investment Trusts (REITs	)	2,397	17,752
GPT Group	Equity Real Estate Investment Trusts (REITs	)	3,477	7,725
Harvey Norman Holdings Ltd.	Multiline Retail		1,401	2,530
Magellan Financial Group Ltd.	Capital Markets		141	3,756
Medibank Private Ltd.	Insurance		6,201	10,096
Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	5,715	7,311
National Australia Bank Ltd.	Banks		4,542	46,369
Newcrest Mining Ltd.	Metals & Mining		672	9,480
Qantas Airways Ltd.	Airlines		774	1,530
REA Group Ltd.	Interactive Media & Services		105	4,948
Rio Tinto Ltd.	Metals & Mining		840	43,479
Rio Tinto PLC	Metals & Mining		2,232	102,912
Scentre Group	Equity Real Estate Investment Trusts (REITs	)	7,497	7,181
Sonic Healthcare Ltd.	Health Care Providers & Services		687	10,230
South32 Ltd.	Metals & Mining		8,010	8,653
Telstra Corp. Ltd.	Diversified Telecommunication Services		8,157	15,327
Wesfarmers Ltd.	Multiline Retail		2,280	47,823
Westpac Banking Corp.	Banks		4,155	41,961
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		1,431	15,949
Woolworths Group Ltd.	Food & Staples Retailing		2,421	52,010

				952,155

Austria 0.0%†
OMV AG	Oil, Gas & Consumable Fuels		225	6,212

Belgium 0.1%
Colruyt SA	Food & Staples Retailing		120	6,487
Proximus SADP	Diversified Telecommunication Services		315	7,214

				13,701

Brazil 0.5%
Ambev SA	Beverages		3,900	8,963
BB Seguridade Participacoes SA	Insurance		1,800	8,624

franklintempleton.com	Annual Report	47

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
	Cielo SA	IT Services		2,700	$2,311
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities		600	4,524
	Cosan SA	Oil, Gas & Consumable Fuels		300	3,110
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers		300	2,251
a,b	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services		300	2,453
	Hypera SA	Pharmaceuticals		900	4,961
	IRB Brasil Resseguros SA	Insurance		930	1,736
	Localiza Rent a Car SA	Road & Rail		315	1,597
	Lojas Renner SA	Multiline Retail		900	5,824
	Petrobras Distribuidora SA	Specialty Retail		1,200	3,589
	Tim Participacoes SA	Wireless Telecommunication Services		1,200	2,878
	Vale SA	Metals & Mining		2,400	19,999

					72,820

	Canada 2.5%
c	Air Canada, B	Airlines		93	1,029
	Algonquin Power & Utilities Corp.	Multi-Utilities		444	5,911
	BCE Inc.	Diversified Telecommunication Services		285	11,559
	Canadian Apartment Properties REIT	Equity Real Estate Investment Trusts (REITs	)	72	2,154
	Canadian Imperial Bank of Commerce	Banks		666	38,369
	Canadian National Railway Co.	Road & Rail		1,137	87,894
c	CGI Inc., A	IT Services		324	17,343
	CI Financial Corp.	Capital Markets		438	4,299
	Constellation Software Inc.	Software		36	32,350
	Empire Co. Ltd., A	Food & Staples Retailing		222	4,294
	First Capital Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	294	2,815
	Franco-Nevada Corp.	Metals & Mining		168	16,596
	Gildan Activewear Inc.	Textiles, Apparel & Luxury Goods		357	4,500
	Great-West Lifeco Inc.	Insurance		282	4,816
	H&R Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	294	1,845
	Husky Energy Inc.	Oil, Gas & Consumable Fuels		363	903
	Hydro One Ltd.	Electric Utilities		399	7,103
	IGM Financial Inc.	Capital Markets		90	1,477
	Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels		606	3,585
	Keyera Corp.	Oil, Gas & Consumable Fuels		180	1,654
	Kirkland Lake Gold Ltd.	Metals & Mining		360	10,484
	Magna International Inc.	Auto Components		639	20,162
	Metro Inc., A	Food & Staples Retailing		429	17,153
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels		384	7,122
	Power Corp. of Canada	Insurance		741	11,787
	Quebecor Inc., B	Media		210	4,590
	RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	312	3,536
	Rogers Communications Inc., B	Wireless Telecommunication Services		567	23,399
	Saputo Inc.	Food Products		369	8,773
	Shaw Communications Inc.	Media		357	5,726
	SmartCentres Real Estate Investment Trust	Equity Real Estate Investment Trusts (REITs	)	141	1,866
	Teck Resources Ltd., B	Metals & Mining		750	5,622
	TELUS Corp.	Diversified Telecommunication Services		672	10,505
	Thomson Reuters Corp.	Professional Services		219	14,752
	West Fraser Timber Co. Ltd.	Paper & Forest Products		87	1,641
	Wheaton Precious Metals Corp.	Metals & Mining		345	9,388

					407,002

	Chile 0.1%
	Aguas Andinas SA, A	Water Utilities		4,518	1,336
	Colbun SA	Independent Power and Renewable Electricity Producers		12,273	1,339

48	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry	Shares	Value
Common Stocks and Other Equity Interests (continued)
Chile (continued)
Compania Cervecerias Unidas SA	Beverages	267	$1,839
Enel Americas SA	Electric Utilities	31,047	3,810
Enel Chile SA	Electric Utilities	49,335	3,357

			11,681

China 3.8%
Agricultural Bank of China Ltd., A	Banks	6,600	3,138
Agricultural Bank of China Ltd., H	Banks	48,000	19,260
Anhui Conch Cement Co. Ltd., A	Construction Materials	300	2,332
Anhui Conch Cement Co. Ltd., H	Construction Materials	2,500	17,369
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	2,000	14,695
Bank of China Ltd., A	Banks	4,800	2,357
Bank of China Ltd., H	Banks	147,000	56,328
Bank of Communications Co. Ltd., A	Banks	3,000	2,184
Bank of Communications Co. Ltd., H	Banks	15,000	9,192
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	1,200	824
China Cinda Asset Management Co. Ltd., H	Capital Markets	15,000	2,845
China CITIC Bank Corp. Ltd., H	Banks	18,000	8,894
China Conch Venture Holdings Ltd.	Machinery	3,000	13,392
China Construction Bank Corp., H	Banks	114,000	93,248
China Everbright Bank Co. Ltd., A	Banks	1,800	917
China Everbright Bank Co. Ltd., H	Banks	6,000	2,299
China Medical System Holdings Ltd.	Pharmaceuticals	3,000	3,247
China Minsheng Banking Corp. Ltd., A	Banks	1,800	1,450
China Minsheng Banking Corp. Ltd., H	Banks	12,000	8,918
China Mobile Ltd.	Wireless Telecommunication Services	11,000	81,816
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	4,200	2,625
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	36,000	17,742
China Resources Cement Holdings Ltd.	Construction Materials	4,000	4,774
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	1,375
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	7,500	14,282
China South Publishing & Media Group Co. Ltd., A	Media	300	450
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	18,000	5,457
China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,800	4,391
China Zhongwang Holdings Ltd.	Metals & Mining	2,400	632
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	3,000	1,231
CNOOC Ltd.	Oil, Gas & Consumable Fuels	21,000	22,027
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	3,000	12,192
Dali Foods Group Co. Ltd.	Food Products	6,000	4,180
Daqin Railway Co. Ltd., A	Road & Rail	1,800	1,727
Dongfeng Motor Group Co. Ltd., H	Automobiles	6,000	3,956
Focus Media Information Technology Co. Ltd.	Media	360	224
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	300	5,298
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,200	2,567
Guangdong Investment Ltd.	Water Utilities	6,000	11,565
Guangzhou Automobile Group Co. Ltd., H	Automobiles	6,000	6,030
Heilan Home Co. Ltd., A – SHSC	Specialty Retail	600	536
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	600	3,327
Huayu Automotive Systems Co. Ltd.	Auto Components	300	912
Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	300	928
Industrial and Commercial Bank of China Ltd., H	Banks	75,000	51,381
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,232
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	1,500	3,514
Kweichow Moutai Co. Ltd., A	Beverages	100	15,674
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	3,000	1,819

franklintempleton.com	Annual Report	49

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a,b	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development		3,000	$14,611
	Metallurgical Corp. of China Ltd.	Construction & Engineering		3,000	526
	Nexteer Automotive Group Ltd.	Auto Components		1,000	502
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products		3,000	2,736
	Postal Savings Bank of China Co. Ltd., H	Banks		6,000	3,654
	SAIC Motor Corp. Ltd.	Automobiles		600	1,735
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels		600	633
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods		1,200	12,757
	Shui On Land Ltd.	Real Estate Management & Development		1,500	252
	Sichuan Chuantou Energy Co. Ltd., A	Independent Power and Renewable Electricity Producers		600	779
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development		6,000	1,525
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals		1,800	988
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals		12,000	2,973
	Wanhua Chemical Group Co. Ltd., A	Chemicals		300	1,746
	Weichai Power Co. Ltd., A	Machinery		300	506
	Wens Foodstuffs Group Co. Ltd.	Food Products		300	1,367
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment		300	1,382
	Wuliangye Yibin Co. Ltd.	Beverages		300	4,876
	Yuexiu Property Co. Ltd.	Real Estate Management & Development		6,000	1,084
	Yuzhou Properties Co. Ltd.	Real Estate Management & Development		6,000	2,555
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods		300	301

					605,241

	Colombia 0.0%†
	Ecopetrol SA	Oil, Gas & Consumable Fuels		8,049	3,767

	Czech Republic 0.0%†
	Moneta Money Bank AS	Banks		546	1,124

	Denmark 1.6%
	Coloplast AS, B	Health Care Equipment & Supplies		267	38,734
	Novo Nordisk AS, B	Pharmaceuticals		3,381	203,408
	Pandora AS	Textiles, Apparel & Luxury Goods		267	8,672
	Tryg AS	Insurance		123	3,026

					253,840

	Egypt 0.1%
	Commercial International Bank Egypt SAE	Banks		1,689	6,306
	Eastern Co. SAE	Tobacco		2,439	1,914
	ElSewedy Electric Co.	Electrical Equipment		1,983	988

					9,208

	Finland 0.2%
	Elisa OYJ	Diversified Telecommunication Services		267	16,547
	Nokian Renkaat OYJ	Auto Components		234	5,667
	Orion OYJ	Pharmaceuticals		198	8,099

					30,313

	France 0.7%
	Cie Generale des Etablissements Michelin SCA	Auto Components		261	23,214
	Covivio	Equity Real Estate Investment Trusts (REITs	)	66	3,719
	Hermes International	Textiles, Apparel & Luxury Goods		60	41,397
	Peugeot SA	Automobiles		1,080	14,416
	Renault SA	Automobiles		243	4,721
	Societe Generale SA	Banks		1,128	18,996

					106,463

50	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany 0.4%
	Adidas AG	Textiles, Apparel & Luxury Goods	141	$31,855
	Aroundtown SA	Real Estate Management & Development	1,416	7,076
	Covestro AG	Chemicals	348	10,642
	Deutsche Lufthansa AG	Airlines	405	3,805
	TUI AG	Hotels, Restaurants & Leisure	714	3,212

				56,590

	Greece 0.0%†
	JUMBO SA	Specialty Retail	159	2,149
	Motor Oil (Hellas) Corinth Refineries SA	Oil, Gas & Consumable Fuels	102	1,259
	OPAP SA	Hotels, Restaurants & Leisure	195	1,483

				4,891

	Hong Kong 0.3%
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services	6,000	8,174
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates	300	15,000
	Kerry Properties Ltd.	Real Estate Management & Development	1,500	3,958
	Kingboard Laminates Holdings Ltd.	Chemicals	1,500	1,387
	NWS Holdings Ltd.	Industrial Conglomerates	3,000	3,085
	Power Assets Holdings Ltd.	Electric Utilities	1,500	8,970
	Sino Land Co. Ltd.	Real Estate Management & Development	2,000	2,539
	Vitasoy International Holdings Ltd.	Food Products	900	2,729
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	1,500	2,299

				48,141

	Hungary 0.0%†
	MOL Hungarian Oil and Gas PLC	Oil, Gas & Consumable Fuels	789	4,632

	India 0.3%
	Infosys Ltd., ADR	IT Services	5,469	44,900

	Indonesia 0.3%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	24,600	1,493
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	6,600	882
	Charoen Pokphand Indonesia Tbk PT	Food Products	8,400	2,544
	Gudang Garam Tbk PT	Tobacco	600	1,512
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	24,900	2,176
	Indofood CBP Sukses Makmur Tbk PT	Food Products	4,200	2,633
	Kalbe Farma Tbk PT	Pharmaceuticals	18,000	1,324
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	93,300	18,077
	Unilever Indonesia Tbk PT	Household Products	18,000	8,001
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	3,600	3,730

				42,372

	Ireland 0.0%†
c	AIB Group PLC	Banks	1,074	1,204

	Israel 0.2%
	Azrieli Group Ltd.	Real Estate Management & Development	48	2,779
c	Check Point Software Technologies Ltd.	Software	216	21,717
	Israel Chemicals Ltd.	Chemicals	822	2,621

				27,117

	Italy 1.1%
	Assicurazioni Generali SpA	Insurance	1,239	16,871
	Enel SpA	Electric Utilities	10,344	71,947
	Ferrari NV	Automobiles	96	14,910
	Intesa Sanpaolo SpA	Banks	22,344	36,491
	Moncler SpA	Textiles, Apparel & Luxury Goods	324	11,835

franklintempleton.com	Annual Report	51

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
b	Poste Italiane SpA, Reg S	Insurance		864	$7,319
	Recordati SpA	Pharmaceuticals		144	6,090
	Snam SpA	Gas Utilities		2,544	11,735

					177,198

	Japan 5.4%
	ABC-Mart Inc.	Specialty Retail		75	3,759
	Advantest Corp.	Semiconductors & Semiconductor Equipment		300	12,061
	Astellas Pharma Inc.	Pharmaceuticals		3,300	51,080
	Bandai Namco Holdings Inc.	Leisure Equipment & Products		300	14,564
	Bridgestone Corp.	Auto Components		1,000	30,781
	CANON Inc.	Technology Hardware, Storage & Peripherals		1,500	32,778
	Daito Trust Construction Co. Ltd.	Real Estate Management & Development		150	13,985
	Daiwa House Industry Co. Ltd.	Real Estate Management & Development		600	14,881
	Hoya Corp.	Health Care Equipment & Supplies		700	59,654
	Iida Group Holdings Co. Ltd.	Household Durables		300	4,160
	ITOCHU Corp.	Trading Companies & Distributors		2,400	49,854
	Japan Airlines Co. Ltd.	Airlines		300	5,530
	Japan Post Bank Co. Ltd.	Banks		600	5,541
	Japan Tobacco Inc.	Tobacco		2,100	38,827
	Kakaku.com Inc.	Interactive Media & Services		300	5,516
	KAO Corp.	Personal Products		730	59,709
	KDDI Corp.	Wireless Telecommunication Services		3,600	106,378
	Marubeni Corp.	Trading Companies & Distributors		2,400	11,983
	Mitsubishi Chemical Holdings Corp.	Chemicals		1,800	10,718
	Mitsubishi Gas Chemical Co. Inc.	Chemicals		300	3,268
	Nexon Co. Ltd.	Entertainment		600	9,810
	Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	1	6,707
	Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		2,400	57,257
	NTT DOCOMO Inc.	Wireless Telecommunication Services		3,000	93,845
	Obayashi Corp.	Construction & Engineering		600	5,147
	Oracle Corp. Japan	Software		75	6,558
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		150	19,202
	Sekisui House Ltd.	Household Durables		900	14,877
	Shionogi & Co. Ltd.	Pharmaceuticals		400	19,701
	Showa Denko K.K.	Chemicals		100	2,072
	Softbank Corp.	Wireless Telecommunication Services		1,500	19,098
	Subaru Corp.	Automobiles		1,200	23,048
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		270	50,909
	Tosoh Corp.	Chemicals		600	6,836
	Zozo Inc.	Internet & Direct Marketing Retail		300	4,032

					874,126

	Macau 0.2%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		3,000	16,005
	Sands China Ltd.	Hotels, Restaurants & Leisure		4,800	17,588
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		2,400	3,647

					37,240

	Malaysia 0.2%
	AirAsia Group Bhd	Airlines		3,300	604
	Digi.com Bhd.	Wireless Telecommunication Services		6,600	6,646
	Fraser & Neave Holdings Bhd.	Beverages		300	2,154
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies		2,100	3,344
	Nestle (Malaysia) Bhd.	Food Products		200	6,329
	Petronas Chemicals Group Bhd.	Chemicals		4,500	5,260
	Petronas Gas Bhd.	Gas Utilities		1,200	4,278
	Westports Holdings Bhd.	Transportation Infrastructure		1,800	1,408

					30,023

52	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Mexico 0.2%
Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	5,598	$4,436
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		654	3,551
Kimberly-Clark de Mexico SAB de CV, A	Household Products		2,970	4,548
Megacable Holdings SAB de CV	Media		435	1,203
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		255	1,730
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		9,261	22,009

				37,477

Netherlands 0.3%
Koninklijke Ahold Delhaize NV	Food & Staples Retailing		1,929	45,052

New Zealand 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies		1,077	19,398
Mercury NZ Ltd.	Electric Utilities		576	1,441
Meridian Energy Ltd.	Independent Power and Renewable Electricity Producers		1,476	3,535
Spark New Zealand Ltd.	Diversified Telecommunication Services		4,293	10,397

				34,771

Norway 0.3%
Equinor ASA	Oil, Gas & Consumable Fuels		834	10,416
Mowi ASA	Food Products		819	12,374
Orkla ASA	Food Products		735	6,231
Telenor ASA	Diversified Telecommunication Services		1,290	18,660

				47,681

Pakistan 0.0%†
MCB Bank Ltd.	Banks		900	809
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		2,100	973

				1,782

Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services		60	2,277
Manila Electric Co.	Electric Utilities		540	2,389

				4,666

Poland 0.0%†
Powszechny Zaklad Ubezpieczen SA	Insurance		705	5,318

Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing		426	7,684

Qatar 0.1%
Barwa Real Estate Co.	Real Estate Management & Development		3,402	2,803
Industries Qatar QSC	Industrial Conglomerates		3,750	6,849
Masraf Al Rayan QSC	Banks		3,249	3,266
Mesaieed Petrochemical Holding Co.	Chemicals		5,895	2,364
Qatar Electricity & Water Co. QSC	Multi-Utilities		942	3,526
Qatar Fuel QSC	Oil, Gas & Consumable Fuels		741	3,332
Qatar International Islamic Bank QSC	Banks		654	1,304

				23,444

Russia 1.7%
Alrosa PJSC	Metals & Mining		6,687	5,528
Evraz PLC	Metals & Mining		1,101	3,162
Gazprom PJSC	Oil, Gas & Consumable Fuels		24,540	56,977
Inter RAO UES PJSC	Electric Utilities		82,320	5,186
LUKOIL PJSC	Oil, Gas & Consumable Fuels		969	58,474
Magnitogorsk Iron & Steel Works	Metals & Mining		4,797	2,364
MMC Norilsk Nickel PJSC	Metals & Mining		168	41,967

franklintempleton.com	Annual Report	53

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Russia (continued)
	Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services		1,086	$8,254
	Moscow Exchange MICEX	Capital Markets		828	1,030
	NLMK PJSC	Metals & Mining		2,964	4,704
b	Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels		174	20,062
b	PhosAgro PJSC, GDR, Reg S	Chemicals		153	1,579
	Polymetal International PLC	Metals & Mining		321	5,491
	Polyus Gold OJSC	Metals & Mining		51	6,943
	Rosneft PJSC	Oil, Gas & Consumable Fuels		2,127	8,557
	Severstal PJSC	Metals & Mining		702	7,786
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels		15,975	6,931
	Tatneft PAO	Oil, Gas & Consumable Fuels		3,819	27,010
b	X5 Retail Group NV, GDR, Reg S	Food & Staples Retailing		147	3,935

					275,940

	Saudi Arabia 0.3%
	Advanced Petrochemical Co.	Chemicals		156	1,848
	Al-Rajhi Bank	Banks		1,062	15,208
	Bupa Arabia for Cooperative Insurance Co.	Insurance		33	803
c	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development		336	733
	Jarir Marketing Co.	Specialty Retail		99	3,368
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure		90	1,809
	Saudi Arabian Fertilizer Co.	Chemicals		210	3,465
	Saudi Cement Co.	Construction Materials		84	1,095
	Saudi Telecom Co.	Diversified Telecommunication Services		447	10,410
	Yanbu National Petrochemical Co.	Chemicals		270	2,990

					41,729

	Singapore 0.4%
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	3,900	4,903
	ComfortDelGro Corp. Ltd.	Road & Rail		3,900	4,164
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	1,800	2,314
	SATS Ltd.	Transportation Infrastructure		1,200	2,663
	Singapore Exchange Ltd.	Capital Markets		2,100	13,554
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		2,700	5,916
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		14,700	26,223
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		300	2,859
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		4,200	2,448

					65,044

	South Africa 0.2%
	AngloGold Ashanti Ltd.	Metals & Mining		357	6,379
	Capitec Bank Holdings Ltd.	Banks		57	2,808
	Clicks Group Ltd.	Food & Staples Retailing		393	5,671
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels		552	3,059
	Kumba Iron Ore Ltd.	Metals & Mining		168	2,634
	Mr. Price Group Ltd.	Specialty Retail		543	3,468
	RMB Holdings Ltd.	Diversified Financial Services		1,182	3,272
	Telkom SA SOC Ltd.	Diversified Telecommunication Services		534	614
	Tiger Brands Ltd.	Food Products		267	2,766
	Vodacom Group Ltd.	Wireless Telecommunication Services		1,173	7,685

					38,356

	South Korea 2.3%
	BGF Retail Co. Ltd.	Food & Staples Retailing		12	1,301
	BNK Financial Group Inc.	Banks		360	1,312
	Coway Co. Ltd.	Household Durables		111	5,270
	Daelim Industrial Co. Ltd.	Construction & Engineering		36	2,179
	DB Insurance Co. Ltd.	Insurance		78	2,227
	Hana Financial Group Inc.	Banks		561	10,645

54	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Hankook Tire & Technology Co. Ltd.	Auto Components	117	$1,860
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	22	281
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	102	1,898
	Industrial Bank of Korea	Banks	483	2,976
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	204	3,310
	KB Financial Group Inc.	Banks	693	19,668
	Kia Motors Corp.	Automobiles	300	6,407
	Korea Zinc Co. Ltd.	Metals & Mining	15	4,387
	KT&G Corp.	Tobacco	234	14,359
	Kumho Petrochemical Co. Ltd.	Chemicals	30	1,597
	LG Corp.	Industrial Conglomerates	159	7,706
	LG Uplus Corp.	Diversified Telecommunication Services	153	1,357
	Lotte Chemical Corp.	Chemicals	30	4,756
	NCsoft Corp.	Entertainment	24	12,854
c	Pearl Abyss Corp.	Entertainment	9	1,323
	S-1 Corp.	Commercial Services & Supplies	45	2,957
	Samsung Card Co. Ltd.	Consumer Finance	30	737
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,723	146,033
	Shinhan Financial Group Co. Ltd.	Banks	591	13,885
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,266	86,629
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	42	6,107
	Woori Financial Group Inc.	Banks	432	2,715

				366,736

	Spain 1.2%
	Aena SME SA	Transportation Infrastructure	87	9,500
	Banco de Sabadell SA	Banks	7,829	4,029
	Enagas SA	Gas Utilities	339	6,731
	Endesa SA	Electric Utilities	624	13,331
	Iberdrola SA	Electric Utilities	7,376	72,710
	Industria de Diseno Textil SA	Specialty Retail	2,007	52,104
	Red Electrica Corp. SA	Electric Utilities	681	12,228
	Repsol SA	Oil, Gas & Consumable Fuels	2,151	19,665

				190,298

	Sweden 0.3%
	Boliden AB	Metals & Mining	432	7,905
	Hennes & Mauritz AB, B	Specialty Retail	1,539	19,883
	ICA Gruppen AB	Food & Staples Retailing	66	2,784
c	Skanska AB, B	Construction & Engineering	234	3,577
	Swedbank AB, A	Banks	660	7,384
	Telia Co. AB	Diversified Telecommunication Services	3,822	13,771

				55,304

	Switzerland 3.0%
	EMS-Chemie Holding AG	Chemicals	18	11,321
	Geberit AG	Building Products	45	19,813
	Nestle SA	Food Products	1,845	189,639
	Partners Group Holding AG	Capital Markets	36	24,914
	Roche Holding AG	Pharmaceuticals	651	211,303
	Swisscom AG	Diversified Telecommunication Services	45	24,194

				481,184

	Taiwan 2.4%
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	500	4,125
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	6,465
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,015	5,051

franklintempleton.com	Annual Report	55

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	China Development Financial Holding Corp.	Insurance	18,000	$4,416
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	6,000	21,328
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	3,000	6,279
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	825	3,546
	Formosa Chemicals & Fibre Corp.	Chemicals	6,000	13,293
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	3,000	8,075
	Formosa Plastics Corp.	Chemicals	6,000	14,900
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	180	22,797
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	3,000	4,097
	Nan Ya Plastics Corp.	Chemicals	9,000	16,279
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,000	5,327
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	1,000	5,688
	Powertech Technology Inc.	Semiconductors & Semiconductor Equipment	1,000	2,841
	President Chain Store Corp.	Food & Staples Retailing	1,500	14,037
	Taiwan Business Bank	Banks	6,300	2,019
	Taiwan Cement Corp.	Construction Materials	3,000	3,918
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	3,000	9,910
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	20,000	181,208
	The Shanghai Commercial & Savings Bank Ltd.	Banks	3,243	4,220
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	3,000	5,883
	WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	6,000	7,043
	Yageo Corp.	Electronic Equipment, Instruments & Components	600	5,446
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	12,000	6,170

				384,361

	Thailand 0.5%
	Advanced Info Service PCL	Wireless Telecommunication Services	2,100	12,862
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	6,600	10,207
	Bumrungrad Hospital PCL	Health Care Providers & Services	600	2,084
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	300	2,112
	Home Product Center PCL, NVDR	Specialty Retail	9,000	3,044
	Intouch Holdings PCL	Wireless Telecommunication Services	3,900	5,942
	Land and Houses PCL, NVDR	Real Estate Management & Development	9,300	1,899
	Osotspa PCL, NVDR	Beverages	900	980
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	1,800	3,702
	PTT Global Chemical PCL, NVDR	Chemicals	3,600	3,346
	PTT PCL	Oil, Gas & Consumable Fuels	16,500	15,461
	Ratch Group PCL, NVDR	Independent Power and Renewable Electricity Producers	1,200	2,084
	The Siam Cement PCL	Construction Materials	1,200	11,847

				75,570

	Turkey 0.2%
	BIM Birlesik Magazalar AS	Food & Staples Retailing	858	6,529
	Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	3,552	4,048
	Ford Otomotiv Sanayi AS	Automobiles	195	1,458
	Haci Omer Sabanci Holding AS	Diversified Financial Services	1,107	1,258
	TAV Havalimanlari Holding AS	Transportation Infrastructure	423	1,063
c	Tupras-Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	267	3,059
	Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,935	3,617
c	Turkiye Garanti Bankasi AS	Banks	2,973	3,668
c	Turkiye Is Bankasi AS, C	Banks	1,893	1,356

				26,056

56	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Arab Emirates 0.1%
	Abu Dhabi Commercial Bank PJSC	Banks		2	$3
	Abu Dhabi Commercial Bank PJSC	Banks		3,420	4,311
	Aldar Properties PJSC	Real Estate Management & Development		6,603	2,768
	Dubai Islamic Bank PJSC	Banks		2,499	2,449
	Emaar Malls Group PJSC	Real Estate Management & Development		2,607	760
	Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services		3,177	12,126

					22,417

	United Kingdom 6.6%
	Admiral Group PLC	Insurance		420	11,613
	Anglo American PLC	Metals & Mining		1,680	29,505
	Auto Trader Group PLC	Interactive Media & Services		1,521	8,281
	Barratt Developments PLC	Household Durables		2,250	12,303
	BHP Group PLC	Metals & Mining		3,300	51,230
	British American Tobacco PLC	Tobacco		1,860	63,631
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	1,494	6,228
	BT Group PLC	Diversified Telecommunication Services		16,197	23,679
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		738	12,120
	Centrica PLC	Multi-Utilities		6,900	3,258
	Compass Group PLC	Hotels, Restaurants & Leisure		2,697	42,270
	Direct Line Insurance Group PLC	Insurance		2,664	9,774
	easyJet PLC	Airlines		192	1,359
	Ferguson PLC	Trading Companies & Distributors		174	10,908
	GlaxoSmithKline PLC	Pharmaceuticals		8,856	166,318
	Hargreaves Lansdown PLC	Capital Markets		546	9,383
	Imperial Brands PLC	Tobacco		2,052	38,084
	Intertek Group PLC	Professional Services		243	14,240
	ITV PLC	Media		7,722	6,321
	Kingfisher PLC	Specialty Retail		3,210	5,728
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	1,047	7,229
c	M&G PLC	Diversified Financial Services		2,130	2,974
	Marks & Spencer Group PLC	Multiline Retail		3,249	3,998
	Micro Focus International PLC	Software		309	1,533
	Mondi PLC	Paper & Forest Products		768	13,151
	Next PLC	Multiline Retail		306	15,450
	Persimmon PLC	Household Durables		816	19,391
	RELX PLC	Professional Services		3,570	76,669
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		3,561	62,656
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		3,051	51,443
	Smith & Nephew PLC	Health Care Equipment & Supplies		714	12,700
	SSE PLC	Electric Utilities		1,596	25,826
	Taylor Wimpey PLC	Household Durables		7,782	11,338
	The Berkeley Group Holdings PLC	Household Durables		237	10,623
	Unilever NV	Personal Products		2,445	120,202
	Unilever PLC	Personal Products		1,908	96,419

					1,057,835

	United States 53.5%
	AbbVie Inc.	Biotechnology		1,830	139,428
	Accenture PLC, A	IT Services		996	162,607
	Air Products and Chemicals Inc.	Chemicals		264	52,697
	Altria Group Inc.	Tobacco		3,870	149,653
c	Amcor PLC	Containers & Packaging		2,478	20,121
	American Electric Power Co. Inc.	Electric Utilities		771	61,665
	American Tower Corp.	Equity Real Estate Investment Trusts (REITs	)	546	118,891
	Amgen Inc.	Biotechnology		885	179,416
	Apple Inc.	Technology Hardware, Storage & Peripherals		732	186,140
	Applied Materials Inc.	Semiconductors & Semiconductor Equipment		1,677	76,840

franklintempleton.com	Annual Report	57

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	AT&T Inc.	Diversified Telecommunication Services		4,935	$143,855
	Best Buy Co. Inc.	Specialty Retail		438	24,966
c	Biogen Inc.	Biotechnology		375	118,643
c	Booking Holdings Inc.	Internet & Direct Marketing Retail		36	48,432
	BorgWarner Inc.	Auto Components		204	4,971
	Bristol-Myers Squibb Co.	Pharmaceuticals		2,970	165,548
	Broadcom Inc.	Semiconductors & Semiconductor Equipment		468	110,963
	Broadridge Financial Solutions Inc.	IT Services		189	17,923
c	Burlington Stores Inc.	Specialty Retail		99	15,688
	C.H. Robinson Worldwide Inc.	Air Freight & Logistics		234	15,491
	Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels		567	9,747
c	Cadence Design Systems Inc.	Software		354	23,378
	Campbell Soup Co.	Food Products		288	13,294
c	Capri Holdings Ltd.	Textiles, Apparel & Luxury Goods		255	2,751
	Carnival Corp.	Hotels, Restaurants & Leisure		690	9,087
	Celanese Corp.	Chemicals		153	11,229
	Church & Dwight Co. Inc.	Household Products		285	18,291
	Cisco Systems Inc.	Communications Equipment		4,329	170,173
	Citrix Systems Inc.	Software		183	25,904
	Clorox Co.	Household Products		279	48,337
	Cognizant Technology Solutions Corp., A	IT Services		849	39,453
c	Copart Inc.	Commercial Services & Supplies		345	23,639
	Cummins Inc.	Machinery		267	36,130
	D.R. Horton Inc.	Household Durables		438	14,892
	Darden Restaurants Inc.	Hotels, Restaurants & Leisure		231	12,580
	Delta Air Lines Inc.	Airlines		285	8,131
	Dollar General Corp.	Multiline Retail		447	67,501
	Dominion Energy Inc.	Multi-Utilities		906	65,404
c	Dow Inc.	Chemicals		825	24,123
	Eli Lilly & Co.	Pharmaceuticals		1,557	215,987
	Equity Lifestyle Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	201	11,553
	Erie Indemnity Co., A	Insurance		33	4,892
	Estee Lauder Companies Inc., A	Personal Products		366	58,318
	Expeditors International of Washington Inc.	Air Freight & Logistics		294	19,616
	Extra Space Storage Inc.	Equity Real Estate Investment Trusts (REITs	)	174	16,662
c	F5 Networks Inc.	Communications Equipment		117	12,476
c	Facebook Inc., A	Interactive Media & Services		990	165,132
	FactSet Research Systems Inc.	Capital Markets		48	12,513
	Fastenal Co.	Trading Companies & Distributors		1,041	32,531
	Fox Corp., A	Media		285	6,735
c	Fox Corp., B	Media		288	6,589
	Garmin Ltd.	Household Durables		249	18,665
	General Mills Inc.	Food Products		969	51,134
	General Motors Co.	Automobiles		2,274	47,254
	Gilead Sciences Inc.	Biotechnology		2,265	169,331
	Hanesbrands Inc.	Textiles, Apparel & Luxury Goods		552	4,344
	Healthpeak Properties Inc.	Equity Real Estate Investment Trusts (REITs	)	561	13,380
	HollyFrontier Corp.	Oil, Gas & Consumable Fuels		270	6,618
	Hormel Foods Corp.	Food Products		540	25,186
c	IDEXX Laboratories Inc.	Health Care Equipment & Supplies		66	15,988
	Illinois Tool Works Inc.	Machinery		405	57,559
	Ingredion Inc.	Food Products		102	7,701
	Intel Corp.	Semiconductors & Semiconductor Equipment		3,345	181,031
	International Business Machines Corp.	IT Services		1,449	160,738
	Intuit Inc.	Software		498	114,540
	Invesco Ltd.	Capital Markets		243	2,206
	J.B. Hunt Transport Services Inc.	Road & Rail		138	12,728
	Jack Henry & Associates Inc.	IT Services		132	20,492

58	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
c	Jazz Pharmaceuticals PLC	Pharmaceuticals		57	$5,685
	Johnson & Johnson	Pharmaceuticals		1,476	193,548
	Kellogg Co.	Food Products		339	20,337
	Kimberly-Clark Corp.	Household Products		591	75,571
	Kimco Realty Corp.	Equity Real Estate Investment Trusts (REITs	)	537	5,193
	KLA Corp.	Semiconductors & Semiconductor Equipment		288	41,397
	Kohl’s Corp.	Multiline Retail		312	4,552
	Lam Research Corp.	Semiconductors & Semiconductor Equipment		243	58,320
	Lamb Weston Holdings Inc.	Food Products		132	7,537
	Las Vegas Sands Corp.	Hotels, Restaurants & Leisure		606	25,737
	Lear Corp.,	Auto Components		108	8,775
	Leggett & Platt Inc.	Household Durables		204	5,443
	Lockheed Martin Corp.	Aerospace & Defense		459	155,578
	Lowe’s Companies Inc.	Specialty Retail		1,305	112,295
c	Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods		186	35,256
	LyondellBasell Industries NV, A	Chemicals		648	32,160
	MarketAxess Holdings Inc.	Capital Markets		54	17,959
	Mastercard Inc., A	IT Services		690	166,676
c	Match Group Inc.	Interactive Media & Services		42	2,774
	Maxim Integrated Products Inc.	Semiconductors & Semiconductor Equipment		471	22,895
	Medical Properties Trust Inc.	Equity Real Estate Investment Trusts (REITs	)	423	7,314
	Merck & Co. Inc.	Pharmaceuticals		2,292	176,346
c	Mettler-Toledo International Inc.	Life Sciences Tools & Services		27	18,644
	Microsoft Corp.	Software		1,323	208,650
c	Monster Beverage Corp.	Beverages		486	27,342
	Moody’s Corp.	Capital Markets		222	46,953
	NetApp Inc.	Technology Hardware, Storage & Peripherals		288	12,007
	NIKE Inc., B	Textiles, Apparel & Luxury Goods		2,034	168,293
	Nordstrom Inc.	Multiline Retail		195	2,991
	Nucor Corp.	Metals & Mining		378	13,616
c	NVR Inc.	Household Durables		7	17,984
c	O’Reilly Automotive Inc.	Specialty Retail		147	44,254
	Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels		936	10,839
	OGE Energy Corp.	Electric Utilities		237	7,283
	Old Dominion Freight Line Inc.	Road & Rail		165	21,658
	Omnicom Group Inc.	Media		351	19,270
	PACCAR Inc.	Machinery		435	26,592
	Packaging Corp. of America	Containers & Packaging		111	9,638
	Paychex Inc.	IT Services		600	37,752
	PepsiCo Inc.	Beverages		1,449	174,025
	Pfizer Inc.	Pharmaceuticals		5,292	172,731
	Philip Morris International Inc.	Tobacco		2,313	168,756
	Phillips 66	Oil, Gas & Consumable Fuels		600	32,190
	PPL Corp.	Electric Utilities		825	20,361
	Public Service Enterprise Group Inc.	Multi-Utilities		753	33,817
	Public Storage	Equity Real Estate Investment Trusts (REITs	)	342	67,925
	PulteGroup Inc.	Household Durables		432	9,642
	Ralph Lauren Corp.	Textiles, Apparel & Luxury Goods		75	5,012
c	Regeneron Pharmaceuticals Inc.	Biotechnology		99	48,341
	Robert Half International Inc.	Professional Services		243	9,173
	Rockwell Automation Inc.	Electrical Equipment		144	21,731
	Rollins Inc.	Commercial Services & Supplies		249	8,999
	Ross Stores Inc.	Specialty Retail		777	67,576
	S&P Global Inc.	Capital Markets		384	94,099
	Seagate Technology PLC	Technology Hardware, Storage & Peripherals		591	28,841
	Simon Property Group Inc.	Equity Real Estate Investment Trusts (REITs	)	627	34,397
	Skyworks Solutions Inc.	Semiconductors & Semiconductor Equipment		348	31,104
	Snap-on Inc.	Machinery		84	9,141

franklintempleton.com	Annual Report	59

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
	Southwest Airlines Co.	Airlines		231	$8,226
	Starbucks Corp.	Hotels, Restaurants & Leisure		2,277	149,690
	Steel Dynamics Inc.	Metals & Mining		285	6,424
	Sysco Corp.	Food & Staples Retailing		804	36,687
	T. Rowe Price Group Inc.	Capital Markets		195	19,042
	Tapestry Inc.	Textiles, Apparel & Luxury Goods		486	6,294
	Target Corp.	Multiline Retail		885	82,278
	TE Connectivity Ltd.	Electronic Equipment, Instruments & Components		441	27,774
	Texas Instruments Inc.	Semiconductors & Semiconductor Equipment		1,650	164,884
	The Gap Inc.	Specialty Retail		528	3,717
	The Hershey Co.	Food Products		321	42,533
	The Home Depot Inc.	Specialty Retail		813	151,795
	The Kroger Co.	Food & Staples Retailing		1,248	37,590
	The Procter & Gamble Co.	Household Products		1,620	178,200
	The TJX Cos. Inc.	Specialty Retail		2,478	118,473
	The Walt Disney Co.	Entertainment		1,302	125,773
	Tractor Supply Co.	Specialty Retail		213	18,009
	Tyson Foods Inc.	Food Products		501	28,993
c	Ulta Beauty Inc.	Specialty Retail		102	17,921
	United Parcel Service Inc., B	Air Freight & Logistics		1,002	93,607
	Valero Energy Corp.	Oil, Gas & Consumable Fuels		657	29,802
	Ventas Inc.	Equity Real Estate Investment Trusts (REITs	)	468	12,542
	Verizon Communications Inc.	Diversified Telecommunication Services		3,252	174,730
	VF Corp.	Textiles, Apparel & Luxury Goods		516	27,905
	ViacomCBS Inc., B	Media		744	10,423
	W.W. Grainger Inc.	Trading Companies & Distributors		81	20,129
	Walgreens Boots Alliance Inc.	Food & Staples Retailing		1,137	52,018
	Waste Management Inc.	Commercial Services & Supplies		468	43,318
c	Waters Corp.	Life Sciences Tools & Services		51	9,285
	WEC Energy Group Inc.	Multi-Utilities		504	44,418
	Western Union Co.	IT Services		438	7,941
	Xilinx Inc.	Semiconductors & Semiconductor Equipment		273	21,278

					8,594,555

	Total Common Stocks and Other Equity Interests (Cost $17,922,943)				15,706,862

	Management Investment Companies (Cost $234,568) 1.1%
	India 1.1%
	iShares MSCI India ETF	Diversified Financial Services		7,344	177,064

	Preferred Stocks 0.6%
	Brazil 0.3%
d	Itau Unibanco Holding SA, 8.709%, pfd.	Banks		5,700	25,376
d	Itausa-Investimentos Itau SA, 9.918%, pfd.	Banks		9,300	15,725
d	Telefonica Brasil SA, 6.951%, pfd.	Diversified Telecommunication Services		900	8,581

					49,682

	Colombia 0.0%†
d	Grupo Aval Acciones y Valores SA, 6.689%, pfd.	Banks		1,515	335

	Germany 0.1%
d	Porsche Automobil Holding SE, 5.714%, pfd.	Automobiles		261	11,077

	Russia 0.1%
d	Surgutneftegas PJSC, 20.266%, pfd.	Oil, Gas & Consumable Fuels		17,616	8,477
d	Transneft PJSC, 7.246%, pfd.	Oil, Gas & Consumable Fuels		1	1,891

					10,368

60	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ Global Equity ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	South Korea 0.1%
d	LG Household & Health Care Ltd., 1.727%, pfd.	Personal Products	6	$3,154
d	Samsung Electronics Co. Ltd., 2.651%, pfd.	Technology Hardware, Storage & Peripherals	711	23,421

				26,575

	Total Preferred Stocks (Cost $130,117)			98,037

	Total Investments (Cost $18,287,628) 99.5%			15,981,963
	Other Assets, less Liabilities 0.5%			77,478

	Net Assets 100.0%			$16,059,441

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $17,064, representing 0.1% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $49,959, representing 0.3% of net assets.

cNon-income producing.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
MSCI All Country World Index	Long	2	$45,090	6/19/20	$3,852

*As of period end.

See Abbreviations on page 86.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	61

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31,

	2020	2019	2018		2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.70	$24.25	$24.70		$25.45

Income from investment operations[b]:

Net investment income[c]	0.89	0.93	0.77		0.52

Net realized and unrealized gains (losses)	(2.61)	0.79	0.10		1.45

Total from investment operations	(1.72)	1.72	0.87		1.97

Less distributions from:

Net investment income and net foreign currency gains	(0.19)	(0.30)	(1.32)		(2.72)

Net realized gains	(0.24)	(0.97)	—		—

Total distributions	(0.43)	(1.27)	(1.32)		(2.72)

Net asset value, end of year	$22.55	$24.70	$24.25		$24.70

Total return[d]	(7.12)%	7.53%	3.47%		8.30%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.40%	0.40%	1.42%	[f]	1.25%

Expenses net of waiver and payments by affiliates	0.40%	0.40%	0.40%	[f]	0.40%

Net investment income	3.44%	3.75%	3.07%		2.47%

Supplemental data

Net assets, end of year (000’s)	$9,021	$7,410	$9,702		$9,880

Portfolio turnover rate[g]	26.82%[h]	39.24%	32.55%		19.09%

aFor the period June 1, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”)

hPortfolio turnover rate excluding cash creation for the year end March 31, 2020 was as follows: 26.82%

62	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin LibertyQ International Equity Hedged ETF

	Industry		Shares	Value
Common Stocks and Other Equity Interests 98.6%
Australia 19.4%
AGL Energy Ltd.	Multi-Utilities		2,260	$23,778
Alumina Ltd.	Metals & Mining		10,344	9,243
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		1,824	23,835
Aurizon Holdings Ltd.	Road & Rail		6,532	16,911
Australia & New Zealand Banking Group Ltd.	Banks		5,976	62,033
Australian Stock Exchange Ltd.	Capital Markets		548	25,856
Bendigo and Adelaide Bank Ltd.	Banks		1,316	5,050
BHP Group Ltd.	Metals & Mining		8,876	157,436
Bluescope Steel Ltd.	Metals & Mining		1,624	8,578
Boral Ltd.	Construction Materials		1,580	1,982
Brambles Ltd.	Commercial Services & Supplies		5,352	34,591
Cimic Group Ltd.	Construction & Engineering		312	4,440
Coca-Cola Amatil Ltd.	Beverages		1,664	9,003
Cochlear Ltd.	Health Care Equipment & Supplies		228	26,158
Coles Group Ltd.	Food & Staples Retailing		2,316	21,489
Commonwealth Bank of Australia	Banks		4,096	154,980
Crown Resorts Ltd.	Hotels, Restaurants & Leisure		1,180	5,489
CSL Ltd.	Biotechnology		1,204	218,626
Dexus	Equity Real Estate Investment Trusts (REITs	)	3,368	18,738
Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		180	1,092
Fortescue Metals Group Ltd.	Metals & Mining		6,788	41,546
Goodman Group	Equity Real Estate Investment Trusts (REITs	)	4,228	31,312
GPT Group	Equity Real Estate Investment Trusts (REITs	)	6,040	13,419
Harvey Norman Holdings Ltd.	Multiline Retail		2,196	3,965
James Hardie Industries PLC, CDI	Construction Materials		604	6,847
Magellan Financial Group Ltd.	Capital Markets		240	6,393
Medibank Private Ltd.	Insurance		10,516	17,121
Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	11,076	14,168
National Australia Bank Ltd.	Banks		8,388	85,633
Newcrest Mining Ltd.	Metals & Mining		1,180	16,647
Qantas Airways Ltd.	Airlines		1,400	2,768
REA Group Ltd.	Interactive Media & Services		184	8,670
Rio Tinto Ltd.	Metals & Mining		1,592	82,404
Rio Tinto PLC	Metals & Mining		4,136	190,701
Scentre Group	Equity Real Estate Investment Trusts (REITs	)	13,724	13,146
Sonic Healthcare Ltd.	Health Care Providers & Services		1,292	19,239
South32 Ltd.	Metals & Mining		14,392	15,547
Telstra Corp. Ltd.	Diversified Telecommunication Services		15,524	29,170
Wesfarmers Ltd.	Multiline Retail		4,168	87,424
Westpac Banking Corp.	Banks		10,656	107,613
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		2,572	28,666
Woolworths Group Ltd.	Food & Staples Retailing		4,384	94,181

				1,745,888

Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels		440	12,147

Belgium 0.3%
Colruyt SA	Food & Staples Retailing		180	9,731
Proximus SADP	Diversified Telecommunication Services		548	12,549

				22,280

Denmark 3.9%
Coloplast AS, B	Health Care Equipment & Supplies		484	70,215
H. Lundbeck AS	Pharmaceuticals		92	2,730
Novo Nordisk AS, B	Pharmaceuticals		3,864	232,466
Novozymes AS	Chemicals		560	25,469

franklintempleton.com	Annual Report	63

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
	Pandora AS	Textiles, Apparel & Luxury Goods		476	$15,461
	Tryg AS	Insurance		344	8,462

					354,803

	Finland 1.6%
	Elisa OYJ	Diversified Telecommunication Services		508	31,482
	Kone OYJ, B	Machinery		956	54,148
	Nokian Renkaat OYJ	Auto Components		424	10,268
	Orion OYJ	Pharmaceuticals		340	13,908
	UPM-Kymmene OYJ	Paper & Forest Products		1,376	37,881

					147,687

	France 4.6%
	Cie Generale des Etablissements Michelin SCA	Auto Components		492	43,760
	Covivio	Equity Real Estate Investment Trusts (REITs	)	120	6,761
	Eutelsat Communications SA	Media		412	4,307
	Hermes International	Textiles, Apparel & Luxury Goods		104	71,755
	Peugeot SA	Automobiles		2,020	26,963
	Renault SA	Automobiles		488	9,482
	Sanofi	Pharmaceuticals		2,452	215,613
	Societe Generale SA	Banks		2,112	35,567

					414,208

	Germany 1.4%
	Adidas AG	Textiles, Apparel & Luxury Goods		264	59,644
	Aroundtown SA	Real Estate Management & Development		2,436	12,172
	Continental AG	Auto Components		308	22,173
	Covestro AG	Chemicals		640	19,572
	Deutsche Lufthansa AG	Airlines		720	6,764
	TUI AG	Hotels, Restaurants & Leisure		1,308	5,884

					126,209

	Hong Kong 1.1%
	CK Infrastructure Holdings Ltd.	Electric Utilities		2,000	10,631
	HKT Trust and HKT Ltd.	Diversified Telecommunication Services		12,000	16,349
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		580	29,000
	Kerry Properties Ltd.	Real Estate Management & Development		2,500	6,596
	NWS Holdings Ltd.	Industrial Conglomerates		5,000	5,141
	Power Assets Holdings Ltd.	Electric Utilities		3,000	17,940
	Sino Land Co. Ltd.	Real Estate Management & Development		4,000	5,078
	Vitasoy International Holdings Ltd.	Food Products		1,600	4,851
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		2,000	3,066

					98,652

	Ireland 0.0%†
a	AIB Group PLC	Banks		1,756	1,969

	Israel 0.7%
	Bank Leumi Le-Israel BM	Banks		3,880	21,498
a	Check Point Software Technologies Ltd.	Software		372	37,401
	Israel Chemicals Ltd.	Chemicals		1,596	5,089

					63,988

	Italy 3.2%
	Enel SpA	Electric Utilities		18,920	131,598
	Ferrari NV	Automobiles		188	29,199
	Intesa Sanpaolo SpA	Banks		41,008	66,972
	Moncler SpA	Textiles, Apparel & Luxury Goods		572	20,894
b	Poste Italiane SpA, Reg S	Insurance		1,548	13,113

64	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Italy (continued)
Recordati SpA	Pharmaceuticals		248	$10,487
Snam SpA	Gas Utilities		4,196	19,355

				291,618

Japan 24.3%
ABC-Mart Inc.	Specialty Retail		92	4,610
Advantest Corp.	Semiconductors & Semiconductor Equipment		460	18,493
Astellas Pharma Inc.	Pharmaceuticals		6,200	95,968
Bandai Namco Holdings Inc.	Leisure Equipment & Products		650	31,556
Bridgestone Corp.	Auto Components		1,900	58,484
CANON Inc.	Technology Hardware, Storage & Peripherals		2,700	59,000
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		300	34,737
Daito Trust Construction Co. Ltd.	Real Estate Management & Development		260	24,241
Daiwa House Industry Co. Ltd.	Real Estate Management & Development		1,500	37,203
Hoya Corp.	Health Care Equipment & Supplies		1,300	110,787
Iida Group Holdings Co. Ltd.	Household Durables		400	5,547
Isuzu Motors Ltd.	Automobiles		1,400	9,276
ITOCHU Corp.	Trading Companies & Distributors		4,500	93,476
Japan Airlines Co. Ltd.	Airlines		400	7,373
Japan Post Bank Co. Ltd.	Banks		1,200	11,082
Japan Tobacco Inc.	Tobacco		4,000	73,957
Kajima Corp.	Construction & Engineering		1,200	12,327
Kakaku.com Inc.	Interactive Media & Services		600	11,032
KAO Corp.	Personal Products		1,400	114,511
KDDI Corp.	Wireless Telecommunication Services		6,700	197,981
Koito Manufacturing Co. Ltd.	Auto Components		260	8,803
Marubeni Corp.	Trading Companies & Distributors		4,000	19,971
Mitsubishi Chemical Holdings Corp.	Chemicals		4,000	23,817
Mitsubishi Gas Chemical Co. Inc.	Chemicals		500	5,447
Mizuho Financial Group Inc.	Banks		56,400	64,574
MS&AD Insurance Group Holdings Inc.	Insurance		1,200	33,625
Nexon Co. Ltd.	Entertainment		1,100	17,984
Nippon Building Fund Inc.	Equity Real Estate Investment Trusts (REITs	)	2	13,413
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services		4,600	109,743
NTT DOCOMO Inc.	Wireless Telecommunication Services		5,300	165,792
Obayashi Corp.	Construction & Engineering		1,800	15,440
Oracle Corp. Japan	Software		133	11,630
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure		290	37,125
ORIX Corp.	Diversified Financial Services		3,300	39,754
Pigeon Corp.	Household Products		300	11,519
Sekisui House Ltd.	Household Durables		2,000	33,060
Shin-Etsu Chemical Co. Ltd.	Chemicals		500	49,697
Shionogi & Co. Ltd.	Pharmaceuticals		900	44,327
Showa Denko K.K.	Chemicals		300	6,216
Softbank Corp.	Wireless Telecommunication Services		4,000	50,929
Subaru Corp.	Automobiles		2,000	38,414
Sumco Corp.	Semiconductors & Semiconductor Equipment		500	6,452
Sumitomo Chemical Co. Ltd.	Chemicals		3,600	10,704
Sumitomo Corp.	Trading Companies & Distributors		1,600	18,363
Taisei Corp.	Construction & Engineering		600	18,369
Teijin Ltd.	Chemicals		500	8,476
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment		500	94,275
Tosoh Corp.	Chemicals		800	9,115
Toyota Motor Corp.	Automobiles		3,100	186,681
USS Co. Ltd.	Specialty Retail		600	8,259
Yamaha Motor Co. Ltd.	Automobiles		700	8,475
Zozo Inc.	Internet & Direct Marketing Retail		500	6,720

				2,188,810

franklintempleton.com	Annual Report	65

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Macau 0.8%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		6,000	$32,009
	Sands China Ltd.	Hotels, Restaurants & Leisure		9,600	35,175
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		3,600	5,472

					72,656

	Netherlands 0.9%
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing		3,532	82,490

	New Zealand 0.6%
	Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies		1,972	35,517
	Mercury NZ Ltd.	Electric Utilities		940	2,352
	Spark New Zealand Ltd.	Diversified Telecommunication Services		7,948	19,249

					57,118

	Norway 1.0%
	Equinor ASA	Oil, Gas & Consumable Fuels		1,496	18,684
	Mowi ASA	Food Products		1,500	22,662
	Orkla ASA	Food Products		1,908	16,175
	Telenor ASA	Diversified Telecommunication Services		2,404	34,774

					92,295

	Portugal 0.1%
	Jeronimo Martins SGPS SA	Food & Staples Retailing		720	12,988

	Russia 0.1%
	Evraz PLC	Metals & Mining		1,800	5,169

	Singapore 1.4%
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	7,200	9,052
	ComfortDelGro Corp. Ltd.	Road & Rail		7,100	7,580
	Jardine Cycle & Carriage Ltd.	Distributors		300	4,144
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	3,200	4,113
	SATS Ltd.	Transportation Infrastructure		2,400	5,326
	Singapore Exchange Ltd.	Capital Markets		3,700	23,881
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		5,000	10,956
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		26,400	47,095
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		700	6,671
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		7,600	4,430

					123,248

	Spain 3.8%
	Aena SME SA	Transportation Infrastructure		96	10,483
	Banco de Sabadell SA	Banks		15,136	7,789
	Enagas SA	Gas Utilities		592	11,754
	Endesa SA	Electric Utilities		1,080	23,073
	Iberdrola SA	Electric Utilities		13,492	133,000
	Industria de Diseno Textil SA	Specialty Retail		3,728	96,782
	Red Electrica Corp. SA	Electric Utilities		1,364	24,493
	Repsol SA	Oil, Gas & Consumable Fuels		3,876	35,436

					342,810

	Sweden 1.7%
	Atlas Copco AB	Machinery		1,120	33,122
	Boliden AB	Metals & Mining		804	14,712
	Hennes & Mauritz AB, B	Specialty Retail		2,864	37,001
	ICA Gruppen AB	Food & Staples Retailing		248	10,460
a	Skanska AB, B	Construction & Engineering		468	7,154
	Swedbank AB, A	Banks		2,236	25,017
	Telia Co. AB	Diversified Telecommunication Services		7,224	26,030

					153,496

66	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland 4.6%
	EMS-Chemie Holding AG	Chemicals		26	$16,352
	Geberit AG	Building Products		116	51,073
	Partners Group Holding AG	Capital Markets		68	47,060
	Roche Holding AG	Pharmaceuticals		740	240,191
	SGS SA	Professional Services		7	16,220
	Swisscom AG	Diversified Telecommunication Services		80	43,012

					413,908

	United Kingdom 23.0%
	3i Group PLC	Capital Markets		2,656	26,089
	Admiral Group PLC	Insurance		780	21,568
	Anglo American PLC	Metals & Mining		3,112	54,655
	Auto Trader Group PLC	Interactive Media & Services		2,720	14,809
	BAE Systems PLC	Aerospace & Defense		9,036	58,463
	Barratt Developments PLC	Household Durables		4,132	22,594
	BHP Group PLC	Metals & Mining		6,036	93,704
	British American Tobacco PLC	Tobacco		3,388	115,904
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	2,784	11,606
	BT Group PLC	Diversified Telecommunication Services		30,096	43,997
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		1,368	22,467
	Centrica PLC	Multi-Utilities		16,156	7,628
	Compass Group PLC	Hotels, Restaurants & Leisure		5,144	80,622
	Diageo PLC	Beverages		5,484	175,879
	Direct Line Insurance Group PLC	Insurance		4,520	16,584
	easyJet PLC	Airlines		476	3,370
	Experian PLC	Professional Services		2,576	71,899
	Ferguson PLC	Trading Companies & Distributors		328	20,563
	GlaxoSmithKline PLC	Pharmaceuticals		10,068	189,080
	Hargreaves Lansdown PLC	Capital Markets		976	16,773
	Imperial Brands PLC	Tobacco		3,860	71,640
	Intertek Group PLC	Professional Services		476	27,894
	ITV PLC	Media		14,092	11,536
	JD Sports Fashion PLC	Specialty Retail		588	3,337
	Kingfisher PLC	Specialty Retail		6,124	10,927
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	2,160	14,913
a	M&G PLC	Diversified Financial Services		4,280	5,976
	Marks & Spencer Group PLC	Multiline Retail		5,664	6,970
	Micro Focus International PLC	Software		532	2,639
	Mondi PLC	Paper & Forest Products		1,364	23,357
	Next PLC	Multiline Retail		568	28,679
	Pearson PLC	Media		1,948	13,348
	Persimmon PLC	Household Durables		1,500	35,645
	RELX PLC	Professional Services		6,612	141,999
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		4,376	76,995
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		3,140	52,943
	Smith & Nephew PLC	Health Care Equipment & Supplies		1,312	23,337
	SSE PLC	Electric Utilities		2,976	48,156
	Taylor Wimpey PLC	Household Durables		14,404	20,986
	The Berkeley Group Holdings PLC	Household Durables		448	20,081
	Unilever NV	Personal Products		3,732	183,474
	Unilever PLC	Personal Products		3,556	179,699

					2,072,785

	Total Common Stocks and Other Equity Interests (Cost $10,368,891)				8,897,222

franklintempleton.com	Annual Report	67

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

		Industry	Shares	Value
	Preferred Stocks 0.3%
	Germany 0.3%
c	Fuchs Petrolub SE, 2.939%, pfd.	Chemicals	172	$6,100
c	Porsche Automobil Holding SE, 5.714%, pfd.	Automobiles	472	20,032

	Total Preferred Stocks (Cost $38,777)			26,132

	Total Investments (Cost $10,407,668) 98.9%			8,923,354
	Other Assets, less Liabilities 1.1%			97,984

	Net Assets 100.0%			$9,021,338

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $13,113, representing 0.1% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

At March 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BOFA	Buy	3,184,700	$1,853,814	4/02/20	$95,382	$—
Australian Dollar	BOFA	Sell	3,184,700	2,054,765	4/02/20	105,569	—
Australian Dollar	DBAB	Buy	3,184,700	1,949,196	4/02/20	1	—
Australian Dollar	DBAB	Sell	3,184,700	1,853,814	4/02/20	—	(95,382)
Danish Krone	BOFA	Buy	2,422,600	356,228	4/02/20	—	(5)
Danish Krone	BOFA	Sell	2,422,600	356,810	4/02/20	587	—
Euro	BOFA	Buy	1,773,700	1,946,221	4/02/20	—	(28)
Euro	BOFA	Sell	1,773,700	1,951,985	4/02/20	5,792	—
Great British Pound	HSBK	Buy	654,915	812,068	4/02/20	—	(6)
Great British Pound	BOFA	Buy	654,915	812,074	4/02/20	—	(12)
Great British Pound	UBS AG	Buy	654,915	812,078	4/02/20	—	(16)
Great British Pound	HSBK	Sell	654,915	837,211	4/02/20	25,149	—
Great British Pound	UBS AG	Sell	654,915	837,215	4/02/20	25,153	—
Great British Pound	BOFA	Sell	654,915	837,223	4/02/20	25,161	—
Hong Kong Dollar	MSCO	Buy	1,352,000	174,440	4/02/20	—	(9)
Hong Kong Dollar	MSCO	Sell	1,352,000	173,499	4/02/20	—	(932)
Israeli Shekel	BOFA	Buy	106,500	30,107	4/02/20	—	(1)
Israeli Shekel	BOFA	Sell	106,500	30,548	4/02/20	442	—
Japanese Yen	BOFA	Buy	249,394,800	2,310,208	4/02/20	—	(34)
Japanese Yen	BOFA	Sell	249,394,800	2,315,979	4/02/20	5,805	—
New Zealand Dollar	BOFA	Buy	90,400	53,593	4/02/20	1	—
New Zealand Dollar	BOFA	Sell	90,400	56,085	4/02/20	2,491	—
Norwegian Krone	BOFA	Buy	1,035,200	98,583	4/02/20	—	(1)
Norwegian Krone	BOFA	Sell	1,035,200	109,309	4/02/20	10,727	—
Singapore Dollar	BOFA	Buy	207,800	145,945	4/02/20	—	(3)
Singapore Dollar	BOFA	Sell	207,800	148,913	4/02/20	2,971	—
Swedish Krona	BOFA	Buy	1,803,800	182,063	4/02/20	—	(3)
Swedish Krona	BOFA	Sell	1,803,800	186,322	4/02/20	4,261	—
Swiss Franc	MSCO	Buy	420,300	434,407	4/02/20	—	(11)
Swiss Franc	MSCO	Sell	420,300	435,134	4/02/20	738	—
Australian Dollar	DBAB	Sell	2,656,500	1,626,150	5/04/20	—	(80)
Danish Krone	BOFA	Sell	2,408,600	354,478	5/04/20	—	(92)
Great British Pound	BOFA	Sell	553,632	686,918	5/04/20	—	(23)
Great British Pound	HSBK	Sell	553,632	686,924	5/04/20	—	(17)

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STATEMENT OF INVESTMENTS

Franklin LibertyQ International Equity Hedged ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Great British Pound	UBS AG	Sell	553,632	$686,932	5/04/20	$—	$(10)
Israeli Shekel	BOFA	Sell	91,400	25,853	5/04/20	—	(13)
New Zealand Dollar	BOFA	Sell	97,700	57,899	5/04/20	—	(7)
Euro	BOFA	Sell	1,510,200	1,659,069	5/05/20	—	(101)
Hong Kong Dollar	MSCO	Sell	1,093,700	141,073	5/05/20	—	(15)
Norwegian Krone	BOFA	Sell	958,300	91,259	5/05/20	—	(16)
Singapore Dollar	BOFA	Sell	172,300	121,056	5/05/20	—	(17)
Swedish Krona	BOFA	Sell	1,503,500	151,846	5/05/20	—	(18)
Swiss Franc	MSCO	Sell	404,200	418,407	5/05/20	—	(90)
Japanese Yen	BOFA	Sell	245,325,800	2,275,994	5/07/20	—	(125)

Total Forward Exchange Contracts						$310,230	$(97,067)

Net unrealized appreciation (depreciation)							$213,163

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
MSCI All Country World Index	Long	2	$45,090	6/19/20	$3,852

*As of period end.

See abbreviations on page 86.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$68,420,142	$24,103,208	$18,287,628	$10,407,668

Value – Unaffiliated issuers	$56,819,967	$18,543,653	$15,981,963	$8,923,354
Cash	—	—	—	4,023
Foreign currency, at value (cost $63,532, $25,300, 12,905 and $22,554)	63,283	25,038	12,877	22,530
Receivables:
Investment securities sold	83	—	—	—
Dividends and interest	800,378	101,443	63,936	73,758
Variation margin on futures contracts	6,000	484	486	462
Deposits with brokers for:
Futures contracts	88,000	8,285	8,285	8,285
Unrealized appreciation on OTC forward exchange contracts	—	—	—	310,230

Total assets	57,777,711	18,678,903	16,067,547	9,342,642

Liabilities:
Payables:
Management fees	27,170	7,610	4,760	3,085
Investment securities purchased	—	—	—	221,152
Funds advanced by custodian	39,813	17,935	3,346	—
Unrealized depreciation on OTC forward exchange contracts	—	—	—	97,067

Total liabilities	66,983	25,545	8,106	321,304

Net assets, at value	$57,710,728	$18,653,358	$16,059,441	$9,021,338

Net assets consist of:
Paid-in capital	$97,678,961	$24,735,248	$18,706,462	$9,786,556
Total distributable earnings (loss)	(39,968,233)	(6,081,890)	(2,647,021)	(765,218)

Net assets, at value	$57,710,728	$18,653,358	$16,059,441	$9,021,338

Shares outstanding	2,600,000	800,000	600,000	400,000

Net asset value per share	$22.20	$23.32	$26.77	$22.55

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2020

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$12,979,458	$806,557	$641,859	$349,973
Interest from securities loaned: Note 1(d)
Unaffiliate issuers (net of fees and rebates):	2,191	—	(70)	—
Non-Controlled affiliates (Note 3c)	4,287	2,676	2,056	—

Total investment income	12,985,936	809,233	643,845	349,973

Expenses:
Management fees (Note 3a)	1,344,658	89,893	70,337	36,434
Other	1,741	103	165	14

Total expenses	1,346,399	89,996	70,502	36,448
Expenses waived/paid by affiliates (Note 3c)	(932)	(24)	(1,689)	—

Net expenses	1,345,467	89,972	68,813	36,448

Net investment income	11,640,469	719,261	575,032	313,525

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(14,244,683)	(600,920)	(439,631)	(37,616)
In-kind redemptions	7,703,285	2,237,611	2,201,824	—
Foreign currency transactions	(618,839)	(1,299)	(5,908)	(61,048)
Forward exchange contracts	—	(1,840)	(98)	482,496
Futures contracts	(422,200)	(10,861)	(10,726)	(9,569)

Net realized gain (loss)	(7,582,437)	1,622,691	1,745,461	374,263

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(22,739,670)	(6,646,455)	(4,249,796)	(1,671,538)
Translation of other assets and liabilities denominated in foreign currencies	(63,110)	415	(798)	(564)
Futures contracts	34,626	3,455	2,159	2,981
Forward exchange contracts	—	—	—	151,485
Change in deferred taxes on unrealized appreciation	652,818	—	—	—

Net change in unrealized appreciation (depreciation)	(22,115,336)	(6,642,585)	(4,248,435)	(1,517,636)

Net realized and unrealized gain (loss)	(29,697,773)	(5,019,894)	(2,502,974)	(1,143,373)

Net increase (decrease) in net assets resulting from operations	$(18,057,304)	$(4,300,633)	$(1,927,942)	$(829,848)

[a]Foreign taxes withheld on dividends	$1,604,468	$50,494	$35,296	$25,050

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$11,640,469	$12,098,074	$719,261	$567,843
Net realized gain (loss)	(7,582,437)	3,121,528	1,622,691	(35,818)
Net change in unrealized appreciation (depreciation)	(22,115,336)	(48,192,220)	(6,642,585)	24,564

Net increase (decrease) in net assets resulting from operations	(18,057,304)	(32,972,618)	(4,300,633)	556,589

Distributions to shareholders (Note 1f)	(13,252,802)	(11,215,046)	(632,323)	(569,521)

Capital share transactions: (Note 2)	(255,463,490)	(12,217,518)	6,666,193	—

Net increase (decrease) in net assets	(286,773,596)	(56,405,182)	1,733,237	(12,932)
Net assets:
Beginning of year	344,484,324	400,889,506	16,920,121	16,933,053

End of year (Note 1f)	$57,710,728	$344,484,324	$18,653,358	$16,920,121

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$575,032	$556,124	$313,525	$263,448
Net realized gain (loss)	1,745,461	1,079,731	374,263	968,490
Net change in unrealized appreciation (depreciation)	(4,248,435)	(576,560)	(1,517,636)	(494,713)

Net increase (decrease) in net assets resulting from operations	(1,927,942)	1,059,295	(829,848)	737,225

Distributions to shareholders (Note 1f)	(618,417)	(478,140)	(155,010)	(380,919)

Capital share transactions: (Note 2)	(6,115,499)	6,058,346	2,596,506	(2,648,534)

Net increase (decrease) in net assets	(8,661,858)	6,639,501	1,611,648	(2,292,228)
Net assets:
Beginning of year	24,721,299	18,081,798	7,409,690	9,701,918

End of year (Note 1f)	$16,059,441	$24,721,299	$9,021,338	$7,409,690

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-two separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

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NOTES TO FINANCIAL STATEMENTS

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the lastÛusiness day and the last calendar day of the reporting period. Any significant security valuation changes due to an openßoreign market are adjusted and reflected by the Funds for financial reporting purposes.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. At March 31, 2020, the Funds had no securities on loan.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

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NOTES TO FINANCIAL STATEMENTS

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ Emerging Markets ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	400,000	$12,375,393	4,000,000	$121,573,734
Shares redeemed	(9,400,000)	(267,838,883)	(4,400,000)	(133,791,252)

Net increase (decrease)	(9,000,000)	$(255,463,490)	(400,000)	$(12,217,518)

	Franklin LibertyQ Global Dividend ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	800,000	$23,907,607	—	$—
Shares redeemed	(600,000)	(17,241,414)	—	—

Net increase (decrease)	200,000	$6,666,193	—	$—

	Franklin LibertyQ Global Equity ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	200,000	$6,595,214	400,000	$12,112,015
Shares redeemed	(400,000)	(12,710,713)	(200,000)	(6,053,669)

Net increase (decrease)	(200,000)	$(6,115,499)	200,000	$6,058,346

	Franklin LibertyQ International Equity Hedged ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,596,506	100,000	$2,422,854
Shares redeemed	—	—	(200,000)	(5,071,388)

Net increase (decrease)	100,000	$2,596,506	(100,000)	$(2,648,534)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS

a. Management Fees

The Funds pay a unified management fee to Advisors whereby Advisors has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ Emerging Markets ETF	0.45%
Franklin LibertyQ Global Dividend ETF	0.45%
Franklin LibertyQ Global Equity ETF	0.35%
Franklin LibertyQ International Equity Hedged ETF	0.40%

Prior to August 1, 2019, the Franklin LibertyQ Emerging Markets ETF paid fees to Franklin Advisers, Inc. of 0.55% per year based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2020, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income
Franklin LibertyQ Emerging Markets ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$10,913,349	$(10,913,349)	$—	$—	$—	$—	$4,287

Franklin LibertyQ Global Dividend ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$—	$—	$—	$—	$—	$—	$2,676

Franklin LibertyQ Global Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$921,386	$(921,386)	$—	$—	$—	$—	$1,986

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At March 31, 2020, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin LibertyQ Emerging Markets ETF
Franklin 529 Portfolios	1,149,477	44.2%

Franklin LibertyQ Global Equity ETF
Franklin Resources Inc.	64,000	10.7%

Franklin LibertyQ International Equity Hedged ETF
Franklin Resources Inc.	37,000	9.3%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Capital loss carryforwards not subject to expiration:
Short term	$14,909,865	$132,428	$274,474	$—
Long term	11,615,623	477,064	151,477	—

Total capital loss carryforwards	$26,525,488	$609,492	$425,951	$—

The tax character of distributions paid during the years ended March 31, 2020 and 2019, were as follows:

	Franklin LibertyQ Emerging Markets ETF		Franklin LibertyQ Global Dividend ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$13,252,802	$11,215,046	$632,323	$569,512

	Franklin LibertyQ Global Equity ETF		Franklin LibertyQ International Equity Hedged ETF

	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$618,417	$478,140	$57,514	$80,011
Long-term Capital Gain	$—	$—	$97,496	$300,908

	$618,417	$478,140	$155,010	$380,919

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NOTES TO FINANCIAL STATEMENTS

At March 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of investments	$70,239,551	$24,159,893	$18,335,290	$10,472,205

Unrealized appreciation	$4,731,389	$201,282	$786,836	$692,987
Unrealized depreciation	18,150,972	(5,817,522)	(3,140,163)	(2,241,838)

Net unrealized appreciation (depreciation)	$(13,419,583)	$(5,616,240)	$(2,353,327)	$(1,548,851)

Distributable earnings – undistributed ordinary income	$55,446	$144,131	$133,596	$554,685

Undistributed Long-term Capital Gain	—	—	—	$229,869

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2020, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Purchases	$117,333,443	$5,142,877	$5,585,932	$3,209,576
Sales	$260,686,860	$3,904,571	$6,321,684	$2,408,543

In-kind transactions associated with creation and redemptions for the year ended March 31, 2020, were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Cost of Securities Received	$5,569,479	$22,210,561	$6,005,359	$2,563,003
Value of Securities Delivered[a]	$119,051,278	$16,741,195	$11,337,067	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such

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NOTES TO FINANCIAL STATEMENTS

6. Concentration of Risk (continued)

sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At March 31, 2020, Franklin LibertyQ Emerging Markets ETF had 9.0% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Other Derivative Information

At March 31, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ Emerging Markets ETF

Equity contracts	Variation margin on futures contracts	$50,836	[a]	Variation margin on futures contracts	$—

Franklin LibertyQ Global Equity ETF

Equity contracts	Variation margin on futures contracts	$3,852	[a]	Variation margin on futures contracts	$—

Franklin LibertyQ Global Dividend ETF

Equity contracts	Variation margin on futures contracts	$3,852	[a]	Variation margin on futures contracts	$—

Franklin LibertyQ International Equity Hedged ETF

Equity contracts	Variation margin on futures contracts	$3,852	[a]	Variation margin on futures contracts	$—

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	310,230		Unrealized depreciation on OTC forward exchange contracts	97,067

Totals		$314,082			$97,067

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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NOTES TO FINANCIAL STATEMENTS

For the year ended March 31, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ Emerging Markets ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$(422,200)	Futures contracts	$34,626

Franklin LibertyQ Global Dividend ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$(10,861)	Futures contracts	$3,455

Foreign exchange contracts	Forward exchange contract	(1,840)	Forward exchange contract	—

Totals		$(12,701)		$3,455

Franklin LibertyQ Global Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$(10,726)	Futures contracts	$2,159

Foreign exchange contracts	Forward exchange contract	(98)	Forward exchange contract	—

Totals		$(10,824)		$2,159

Franklin LibertyQ International Equity Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contract	Futures contracts	$(9,569)	Futures contracts	$2,981

Foreign exchange contracts	Forward exchange contract	482,496	Forward exchange contract	151,485

Totals		$472,927		$154,466

For the year ended March 31, 2020, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
Futures contracts	$1,461,357	$51,862	$73,277	$49,828
Forward exchange contracts	$—	$—	$—	$27,513,076

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NOTES TO FINANCIAL STATEMENTS

8. Other Derivative Information (continued)

At March 31, 2020, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin LibertyQ International Equity Hedged ETF
Forward exchange contracts	$310,230	$97,067

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2020, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$259,189	$(499)	$—	$—	$258,690
DBAB	1	(1)	—	—	—
HSBK	25,149	(23)	—	—	25,126
MSCO	738	(738)	—	—	—
UBS AG	25,153	(26)	—	—	25,127

Total	$310,230	$(1,287)	$—	$—	$308,943

At March 31, 2020, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin LibertyQ International Equity Hedged ETF
Counterparty
BOFA	$499	$(499)	$—	$—	$—
DBAB	95,462	(1)	—	—	95,461
HSBK	23	(23)	—	—	—
MSCO	1,057	(738)	—	—	319
UBS AG	26	(26)	—	—	—

Total	$97,067	$(1,287)	$—	$—	$95,780

See Note 1(c) regarding derivative financial instruments.

See abbreviations on page 86

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin LibertyQ Emerging Markets ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$56,819,967	$—	$—	$56,819,967

Other Financial Instruments:
Futures Contracts	$50,836	$—	$—	$50,836

Franklin LibertyQ Global Dividend ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$18,543,653	$—	$—	$18,543,653

Other Financial Instruments:
Futures Contracts	$3,852	$—	$—	$3,852

Franklin LibertyQ Global Equity ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,981,308	$655	$—	$15,981,963

Other Financial Instruments:
Futures Contracts	$3,852	$—	$—	$3,852

Franklin LibertyQ International Equity Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,922,262	$1,092	$—	$8,923,354

Other Financial Instruments:
Forward Exchange Contracts	—	310,230	—	310,230
Futures Contracts	3,852	—	—	3,852

Total Other Financial Instruments	$3,852	$310,230	$—	$314,082

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$97,067	$—	$97,067

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

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NOTES TO FINANCIAL STATEMENTS

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio		Counterparty
ADR	American Depositary Receipt	BOFA	Bank of America Corp.
ETF	Exchange Traded Fund	HSBK	HSBC Bank PLC
GDR	Global Depositary Receipt	IDR	International Depository Receipt
IDR	International Depositary Receipt	MSCO	Morgan Stanley
NVDR	Non-Voting Depositary Receipt	UBSW	UBS AG
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF, and Franklin LibertyQ International Equity Hedged ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF, Franklin LibertyQ Global Equity ETF, and Franklin LibertyQ International Equity Hedged ETF (the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, Franklin LibertyQ International Equity Hedged hereby reports the maximum amount allowable but no less than $97,496 as a long term capital gain dividend for the fiscal year ended March 31, 2020.

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2020.

Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF
31.32%	43.95%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2020.

Franklin LibertyQ Emerging Markets ETF	Franklin LibertyQ Global Dividend ETF	Franklin LibertyQ Global Equity ETF	Franklin LibertyQ International Equity Hedged ETF
$9,269,774	$739,773	$597,975	$346,564

Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2020, more than 50% of the following Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The Funds elect to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the June 2020 distribution, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

Franklin LibertyQ Emerging Markets ETF

Franklin LibertyQ Global Dividend ETF

Franklin LibertyQ International Equity Hedged ETF

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	44	Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and FlipKart Limited (2019-present) (eCommerce company); formerly, CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2020	44	Fluor Corporation (construction and engineering) (2014-present), IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and Focus Financial Partner, LLC (financial services) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	44	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF A 05/20

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2020

Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Core Bond ETF
Franklin Liberty U.S. Low Volatility ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Franklin Liberty Investment Grade Corporate ETF

This annual report for Franklin Liberty Investment Grade Corporate ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income as is consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate debt securities and investments.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +3.25% based on market price and +4.02% based on net asset value (NAV).1 In comparison, the Bloomberg Barclays U.S. Corporate Investment Grade Index posted a +4.98% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market’s performance during the 12-month period, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, was defined by two phases: before and during the outbreak of the novel coronavirus (COVID-19) in the country. Until late February 2020, prices for most U.S. bonds rose, as low inflation, interest-rate cuts and strong demand for yield, which moves inversely to price, supported fixed-income markets. In late February, as more countries adopted social distancing and lockdown measures to slow the global pandemic, the U.S. bond market began pricing in the adverse impact on economic activity. Higher-quality, longer-term bonds rallied, while riskier, lower-rated corporate bonds declined sharply, reflecting a reversal in many investors’ risk appetite. Similarly, strong demand for cash and cash equivalents drove yields on certain U.S. Treasury bill

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	14.9%
Oil, Gas & Consumable Fuels	10.1%
Electric Utilities	8.4%
Health Care Providers & Services	4.7%
Capital Markets	4.6%
Diversified Telecommunication Services	4.0%
Insurance	3.7%
Real Estate Management & Development	3.1%
Energy Equipment & Services	3.0%
Food & Staples Retailing	2.7%

maturities to fall briefly below zero. Thereafter, bond prices fell then somewhat stabilized as the magnitude of the downturn led to constricted liquidity and subsequent intervention by the U.S. Federal Reserve (Fed).

After reducing the federal funds target rate three times in 2019 to a range of 1.50%–1.75%, the Fed enacted two emergency rate cuts in March 2020 in response to the COVID-19 pandemic, further lowering the federal funds target rate to a range of 0.00%–0.25%. In addition, the Fed announced a plan to purchase government, government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose significantly during the reporting period, despite high levels of Treasury issuance due to deficit spending and investor expectations for large increases in debt issuance for fiscal stimulus to alleviate the economic downturn. The yield on 10-year U.S. Treasury bonds declined to historic lows near period-end, driven by fears of a prolonged global economic disruption due to the COVID-19 pandemic. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted positive returns, aided by the Fed’s announcement that it would make substantial MBS purchases.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 24.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

U.S. corporate bond performance was hampered during the period’s last month by investor concerns about the pandemic-related economic disruption and the potential credit downgrades of many companies amid high levels of indebtedness. For the 12-month period, investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, posted positive returns, while high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, posted negative returns due to investor concerns about a potential increase in credit defaults.

Investment Strategy

The Fund invests primarily in U.S. dollar-denominated corporate debt securities issued by U.S. and foreign companies. The Fund may invest in debt securities of any maturity or duration.

The Fund’s focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund’s capital. The Fund may also invest a portion of its assets in convertible securities, preferred securities and U.S. Treasury securities, and generally expects to invest a portion of its assets in cash, cash equivalents and high quality money market securities, including commercial paper, repurchase agreements and affiliated or unaffiliated money market funds. The Fund may invest up to 40% of its net assets in foreign securities, including those in developing markets, and up to 15% of its net assets in non-U.S. dollar-denominated securities. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. The Fund’s portfolio is constructed by taking into account our desired duration and yield curve exposure, total return potential, as well as the appropriate diversification and risk profile at the issue, company and industry level. We may utilize quantitative models to identify investment opportunities in order to construct a portfolio of investments for the Fund. Quantitative trading models are proprietary systems that rely on mathematical computations to identify trading opportunities.

Top 10 Holdings

3/31/20

Issue/Issuer Sector/Industry	% of Total Net Assets
U.S. Treasury 30 Yr. Bond , 6/19/2020	3.3%
CK Hutchison International 19 Ltd., senior note, 144A, senior note, 144A, 3.625%, 4/11/2029	1.9%
Morgan Stanley, senior bond, 3.591% to 7/22/27, FRN thereafter, 3.591%, 7/22/2028	1.9%
Enel Finance International NV, senior note, 144A, 3.625%, 5/25/2027	1.9%
Bank of America Corp., sub. bond, 4.183%, 11/25/2027	1.9%
Alibaba Group Holding Ltd., senior note, senior note, 3.40%, 12/06/2027	1.9%
Capital One Financial Corp., senior bond, senior note, 3.20%, 1/30/2023	1.9%
France Telecom SA, senior bond, 9.57%, 3/01/2031	1.8%
Citigroup, Inc., senior bond, 3.668% to 7/23/27, FRN thereafter, senior note, 3.352% to 4/24/24, FRN thereafter, 3.352%, 4/24/2025	1.7%
Glencore Funding LLC, senior note, 144A, senior note, 144A, senior note, 144A, 4.875%, 3/12/2029	1.7%

Manager’s Discussion

The investment grade corporate bond market performed well during the period on a total return basis, but results were negatively impacted starting in early 2020 as markets reacted to the consequences of the COVID-19 pandemic. Corporate bond spreads moved beyond typical recession levels as investor uncertainty about the duration and severity of the economic shutdown caused a major pullback in investor risk appetite. Fiscal and monetary policy intervention by the U.S. government, including a plan for the Fed to purchase some investment grade corporate bonds, helped to stabilize the market.

Earlier in the period, mixed economic data, increasingly accommodative central banks and headlines about global trade disputes were the main market drivers. S&P 500 corporate earnings were weaker versus the prior year, but still generally supportive. Government bond yields fell during the period, with the 10-year U.S. Treasury yield declining from 2.41% to 0.70%.

Lower government bond yields globally helped demand for investment-grade corporate bonds, a higher yielding alternative. Corporate issuance levels were in line with recent trends until the final weeks of the period when issuance surged, as some higher quality companies sought to improve cash liquidity or pay down short-term borrowings.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

The Fund underperformed its benchmark on a net basis for the period. Industry allocation was the largest negative performance driver, followed by quality allocation. Yield curve positioning was also a slight detractor, while security selection was the biggest positive performance driver.

Industry underperformance was driven by our overweighted position in energy bonds and an underweighted position in technology bonds. Contributors on an individual company basis included Valero Energy, CK Hutchison and Schlumberger. Detractors included Aflac, Devon Energy and Wells Fargo.

News stories about the COVID-19 pandemic, together with sharply lower oil prices, impacted much of the portfolio late in the period. For example, the Fund’s holdings in energy-related issuers saw significant price volatility. Even the highest quality and normally most liquid holdings were under some market stress during the most volatile days of March 2020, although prices normalized as the market stabilized.

The Fund’s overweight position in BBB rated bonds hurt performance. This position was based on our view that these bonds offered what we considered attractive yields based on current valuations and economic conditions, but that belief was put to the test by the unexpected economic slowdown caused by the pandemic. We kept the Fund’s duration positioning close to neutral relative to the benchmark for most of the period.

What is the yield curve?

The yield curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality but differing maturity dates. The most frequently reported yield curve compares three-month, two-year and 30-year U.S. Treasury debt.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

The Fund held primarily cash bonds during the period but used credit index derivatives to gain market exposure on a temporary, tactical basis. The Fund also used interest-rate futures contracts to manage duration exposure.

Thank you for your participation in Franklin Liberty Investment Grade Corporate ETF. We look forward to serving your future investment needs.

Marc Kremer, CFA Co-Lead Manager

Shawn Lyons, CFA Co-Lead Manager

Thomas Runkel, CFA Co-Lead Manager

Pururav Thoutireddy, Ph.D. Co-Lead Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/5/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+4.02%	+3.25%	+4.02%	+3.25%
3-Year	+11.24%	+10.41%	+3.61%	+3.36%
Since Inception (10/3/16)	+9.21%	+8.53%	+2.56%	+2.37%

	30 Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
3.75%	3.39%	3.15%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/13/16–3/31/20

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.806589	$0.05683	$—	$0.05683

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.35%	1.07%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays U.S. Corporate Investment Grade Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INVESTMENT GRADE CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$964.20	$1.72	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Low Volatility ETF

This annual report for Franklin Liberty U.S. Low Volatility ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation with an emphasis on lower volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. investments.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -6.88% based on market price and -6.74% based on net asset value (NAV). In comparison, the Russell 1000® Index posted a -8.03% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), declined during the 12 months under review. Equities posted strong gains for most of the reporting period, aided by relatively steady economic growth, easing trade tensions and the U.S. Federal Reserve’s (Fed’s) supportive monetary policy. However, a sharp selloff began in late February 2020 amid investor fears of a global economic slowdown due to the novel coronavirus (COVID-19) pandemic. Concerns about global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash.

The Fed lowered the federal funds target rate three times in 2019 to a range of 1.50%–1.75%. The labor market remained

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Information Technology	24.8%
Health Care	15.0%
Financials	11.5%
Consumer Discretionary	10.3%
Communication Services	9.8%
Industrials	8.3%
Consumer Staples	7.2%
Real Estate	3.5%
Utilities	3.3%
Energy	2.8%

strong through February 2020 and supported consumer spending, though some parts of the economy struggled as annual industrial production contracted and capital spending declined.

However, economic activity weakened considerably as the COVID-19 pandemic spread across the U.S. and many state and local governments issued stay-at-home orders, which included business closures and restrictions. Weekly unemployment claims surged near period-end, reflecting layoffs in many industries, particularly retail, restaurants and hospitality. As a result, the unemployment rate jumped from a 50-year low of 3.5% in February 2020 to 4.4% at period-end, and the economy contracted in the first quarter, following an expansion that lasted more than a decade.2

Market volatility persisted at a heightened level throughout March 2020, as social distancing measures intended to mitigate the pandemic severely weakened the economy. In an effort to boost the U.S. economy and aid businesses and individuals directly impacted by the pandemic, the federal government passed an unprecedented $2 trillion stimulus package. Furthermore, the Fed cut the federal funds target rate to a range of 0.00%–0.25% and announced sweeping quantitative easing measures aimed at stimulating lending and credit availability. Many investors were encouraged by

1. Source: Morningstar. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 31.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

policymakers’ swift and decisive fiscal and monetary stimulus measures. U.S. stocks, as measured by the S&P 500, bounced from multi-year lows, but still finished the reporting period with negative returns.

Manager’s Discussion

The Fund fared better than its benchmark, the Russell 1000® Index, during the fiscal year. Leading contributors included the financials, industrials, materials and consumer staples sectors.

Stock selection proved positive for financials sector results, including a position in financial and analytics firm S&P Global. A position in aerospace and defense company Lockheed Martin and our avoidance of the poor-performing airline stocks aided relative returns in the industrials sector. Airline operators faced major challenges toward the end of the period due to COVID-19-related travel disruptions. Stock selection in the chemicals industry and the food and staples retailing industry contributed to relative performance in the materials and consumer staples sectors, respectively.

Several individual contributors helped advance the Fund’s results. While information technology was an overall detractor at the sector level, the Fund’s investments in electronic payments processor Total System Services and chipmaker Synopsys added to returns. Accelerating sales growth and improving profit margins was a boost for the shares of discount retailer Dollar General in the consumer discretionary sector. In the communication services sector, cable provider Charter Communications benefited from increasing penetration rates in broadband, which was a growth driver of revenue for the company.

In contrast, stock selection in the information technology sector detracted from relative performance. Within the sector, underweightings in Microsoft and Apple hindered relative returns as shares of both companies sharply appreciated over the period. In the consumer discretionary sector, an underweighting in Amazon.com was a drag on performance. The retail giant reached a market cap of $1 trillion and shares posted all-time highs over the period. Home improvement retailer Lowe’s struggled to pass along rising costs to consumers, which pressured the company’s profits and weighed on its stock. Elsewhere, investor concerns about a virus-induced economic decline and the impact on energy demand undermined the energy sector and our positions in Schlumberger and Occidental Petroleum.

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
Automatic Data Processing Inc. Information Technology	1.7%
Fiserv Inc. Information Technology	1.6%
Synopsys Inc. Information Technology	1.6%
International Business Machines Corp. Information Technology	1.6%
Microsoft Corp. Information Technology	1.6%
Global Payments Inc. Information Technology	1.6%
McCormick & Co. Inc. Consumer Staples	1.6%
Oracle Corp. Information Technology	1.6%
Intuit Inc. Information Technology	1.6%
Mastercard Inc., A Information Technology	1.6%

Thank you for your participation in Franklin Liberty U.S. Low Volatility ETF. We look forward to serving your future investment needs.

Todd Brighton, CFA

Portfolio Manager

3. “U.S. companies” are those that (i) are organized under the laws of, or have a principal office in, or for whose securities the principal trading market is, the U.S.; (ii) derive 50% or more of their total revenue or profit from either goods or services produced, or sales made, in the U.S.; or (iii) have 50% or more of their assets in the U.S.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/22/16), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-6.74%	-6.88%	-6.74%	-6.88%
3-Year	+21.26%	+21.18%	+6.64%	+6.61%
Since Inception (9/20/16)	+31.45%	+31.45%	+8.06%	+8.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/20/16–3/31/20

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.483101

Total Annual Operating Expenses6

With Fee Waiver	Without Fee Waiver
0.29%	0.91%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. There can be no guarantee that the Fund’s volatility strategy will be successful, and achieving the Fund’s volatility strategy does not mean the Fund will achieve a positive or competitive return. The volatility strategy can also be expected to limit the Fund’s participation in market price appreciation when compared to similar funds that do not attempt this strategy. Smaller and midsize-company stocks have historically experienced more price volatility than larger company stocks, especially over the short term. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Source: Morningstar. The Russell 1000 Index is market capitalization weighted and measures performance of the approximately 1,000 largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. LOW VOLATILITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$851.60	$1.34	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty U.S. Core Bond ETF

This annual report for Franklin Liberty U.S. Core Bond ETF covers the period since the Fund’s inception on September 17, 2019 through March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks total return. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds of U.S. issuers.

Performance Overview

For the period since inception on September 17, 2019, through March 31, 2020, the Fund posted cumulative total returns of +3.12% based on market price and +3.12% based on net asset value (NAV). In comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks the U.S. investment-grade, taxable bond market, posted a +4.21% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market’s performance for the period since the Fund’s inception on September 17, 2019, through March 31, 2020, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, was defined by two distinct phases: before and during the outbreak of the novel coronavirus (COVID-19). Until late February 2020, prices for most U.S. bonds rose, as low inflation, interest-rate cuts and strong demand for yield, which moves inversely to price, supported fixed income markets. In late February, as more countries adopted social distancing and lockdown measures to slow the global pandemic, the U.S. bond market began pricing in the adverse impact on economic activity. Higher-quality, longer-term bonds rallied, while riskier, lower-rated corporate bonds declined sharply, reflecting a reversal in many investors’ risk

Portfolio Composition

Based on Total Net Assets as of 3/31/20

U.S. Government & Agency Securities	35.9%
Corporate Bonds & Notes	25.2%
Mortgage-Backed Securities	24.4%
Municipal Bonds	4.5%
Foreign Government and Agency Securities	2.9%
Asset-Backed Securities	2.9%
Long Futures	1.3%
Credit Default Swap Contracts	(0.1)%
Short Futures	(0.2)%

appetite. Similarly, strong demand for cash and cash equivalents drove yields on certain U.S. Treasury bill maturities briefly below zero. Thereafter, bond prices fell sharply then somewhat stabilized as the magnitude of the downturn led to constricted liquidity and subsequent intervention by the U.S. Federal Reserve (Fed).

After reducing the federal funds target rate to a range of 1.50%–1.75% in October 2019, the Fed enacted two emergency rate cuts in March 2020 in response to the COVID-19 pandemic, further lowering the federal funds target rate to a range of 0.00%–0.25%. In addition, the Fed announced a plan to purchase government, government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose significantly during the reporting period, despite high levels of Treasury issuance due to deficit spending and investor expectations for large increases in debt issuance for fiscal stimulus to alleviate the economic downturn. The yield on 10-year U.S. Treasury bonds declined to historic lows near period-end, driven by fears of a prolonged global economic disruption due to the COVID-19 pandemic. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted positive returns, aided by the Fed’s announcement that it would make substantial MBS purchases.

1. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 35.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

U.S. corporate bond performance was hampered during the period’s last month by investor concerns about the pandemic-related economic disruption and the potential credit downgrades of many companies amid high levels of indebtedness. For the period, U.S. investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, declined modestly, while high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, declined significantly due to investor concerns about a potential increase in credit defaults.

Investment Strategy

The Fund invests predominantly in investment-grade bonds of U.S. issuers, including government, corporate-debt, mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities include securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, and private issuers, including commercial mortgage-backed securities. Under normal market conditions, the Fund is generally expected to have sector, credit and duration exposures comparable to its benchmark index. However, we make investment decisions based upon our own fundamental analysis, which affects the Fund’s sector, credit and duration exposures so that they may vary from the benchmark index.

In addition, the Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the to-be-announced (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

For purposes of pursuing its investment goal, the Fund may enter into various interest-rate and credit-related derivatives, principally U.S. Treasury futures, interest-rate swaps and credit default swaps. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select interest rates, durations or credit risks. The Fund may enter into certain derivative transactions to seek to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. We may consider selling a security when we believe the security has become fully valued due to

Top 10 Fund Holdings

3/31/20

% of Total Net Assets
U.S. Treasury Note , 2.75%, 9/15/2021	28.0%
Federal National Mortgage Association , 4.50%, 5/01/2048	23.1%
US DOLLAR	11.3%
U.S. Treasury Bond , 2.75%, 11/15/2042	7.9%
Federal Home Loan Mortgage Corp. , 4.00%, 3/01/2049	1.3%
Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, Series 2019-A2, Class A2, 1.72%, 8/15/2024	1.2%
Contra Costa Community College Dist., Refunding, 2.926%, 8/01/2038	1.2%
Metropolitan Transportation Auth., Refunding, Series B, 5.00%, 11/15/2052	1.0%
American Express Credit Account Master Trust, Series 2019-1, Class A, ABS, 2.87%, 10/15/2024	0.8%
CVS Health Corp., senior bond, senior note, senior note, 4.10%, 3/25/2025	0.8%

either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

Manager’s Discussion

During the period since the Fund’s inception on September 19, 2019, through March 31, 2020, the Fund posted a positive return on a gross basis, but underperformed the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. In terms of drivers of relative return, sector allocation was the primary detractor from returns, particularly our allocations to sovereign emerging markets (EM) debt, municipal bonds, and asset-backed securities. This effect was partially offset by our underweighted allocation to investment-grade corporate credit (IG) and commercial mortgage-backed securities. Security selection also detracted from performance, particularly within the IG and sovereign developed sectors. In contrast, our security selection within the sovereign EM and taxable municipal bond sectors contributed to returns. The portfolio’s duration positioning remained relatively in line with the index over the period, although it had a marginally positive effect on returns due to a slightly overweighted position going into March.

In terms of derivatives, we utilized Treasury futures for duration management of the portfolio.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Thank you for your participation in Franklin Liberty U.S. Core Bond ETF. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Co-Lead Manager

Amy Cooper, CFA Co-Lead Manager

Patrick Klein, Ph.D. Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/19/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (9/17/19)	+3.12%	+3.12%	+3.12%	+3.12%

	30 Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.65%	2.00%	1.93%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

9/17/19–3/31/20

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

PERFORMANCE SUMMARY

Distributions (9/17/19–3/31/20)

Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
$0.309911	$0.026045	$0.002156	$0.028201

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.15%	0.19%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a Fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays U.S. Aggregate Bond Index tracks the U.S. investment-grade, taxable bond market.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY U.S. CORE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,023.70	$0.76	$1,024.25	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Investment Grade Corporate ETF

	Year Ended March 31,

	2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.09	$23.97	$24.21	$25.00

Income from investment operations[b]:

Net investment income[c]	0.73	0.82	0.80	0.32

Net realized and unrealized gains (losses)	0.27	0.21	(0.22)	(0.78)

Total from investment operations	1.00	1.03	0.58	(0.46)

Less distributions from:

Net investment income	(0.81)	(0.91)	(0.82)	(0.33)

Net realized gains	(0.06)	—	—	—

Total distributions	(0.87)	(0.91)	(0.82)	(0.33)

Net asset value, end of year	$24.22	$24.09	$23.97	$24.21

Total return[d]	4.02%	4.46%	2.38%	(1.83)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.58%	1.07%	1.04%	1.06%

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.37%	0.40%

Net investment income	2.86%	3.49%	3.27%	2.76%

Supplemental data

Net assets, end of year (000’s)	$553,338	$18,065	$39,554	$53,268

Portfolio turnover rate[f]	52.17% [g]	22.02%	63.14%	17.85%

aFor the period October 3, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 52.17%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty Investment Grade Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 96.5%
	Aerospace & Defense 2.5%
a	L3Harris Technologies, Inc., senior note, 144A, 4.40%, 6/15/28	United States	4,300,000	$4,661,277
	Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	4,812,055
	United Technologies Corp., senior bond, 4.15%, 5/15/45	United States	2,100,000	2,343,494
	senior bond, 4.50%, 6/01/42	United States	1,700,000	1,982,866

				13,799,692

	Air Freight & Logistics 0.9%
	FedEx Corp., senior bond, 4.00%, 1/15/24	United States	2,500,000	2,613,644
	senior bond, 4.75%, 11/15/45	United States	2,000,000	1,928,563
	senior bond, 5.10%, 1/15/44	United States	500,000	498,557

				5,040,764

	Banks 14.9%
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	6,200,000	5,578,512
	Bank of America Corp., sub. bond, 4.183%, 11/25/27	United States	10,150,000	10,515,338
a	BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN thereafter, 1/10/25	France	6,900,000	7,200,902
a	BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	6,700,000	6,896,175
	Citigroup, Inc., senior bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28	United States	3,600,000	3,737,490
	senior note, 2.876% to 07/24/22, FRN thereafter, 7/24/23	United States	1,500,000	1,513,781
	senior note, 3.352% to 4/24/24, FRN thereafter, 4/24/25	United States	5,700,000	5,878,146
	Danske Bank A/S, senior note, 3.244% to 12/20/24, FRN thereafter, 12/20/25	Denmark	2,600,000	2,421,516
	JPMorgan Chase & Co., senior bond, 3.54% to 5/01/27, FRN thereafter, 5/01/28	United States	4,150,000	4,385,553
	sub. bond, 4.25%, 10/01/27	United States	2,400,000	2,648,910
	sub. note, 3.375%, 5/01/23	United States	2,025,000	2,115,927
	Lloyds Banking Group PLC, senior note, 3.75%, 1/11/27	United Kingdom	5,400,000	5,468,910
a	Santander UK PLC, sub. Note, 144A, 5.00%, 11/07/23	United Kingdom	1,055,000	1,064,695
a	Truist Bank, sub. Note, 144A, 3.30%, 5/15/26	United States	6,800,000	6,991,312
	Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	9,300,000	9,454,278
	Wachovia Corp., Subordinated, 5.50%, 8/01/35	United States	600,000	688,497
	Wells Fargo & Co., sub. bond, 4.75%, 12/07/46	United States	5,185,000	6,012,771

				82,572,713

	Beverages 0.4%
	Anheuser-Busch InBev Worldwide, Inc., senior bond, 5.80%, 1/23/59	Belgium	2,000,000	2,458,266

	Biotechnology 2.6%
	AbbVie, Inc., [a] senior bond, 144A, 4.25%, 11/21/49	United States	3,000,000	3,277,935
	[a] senior note, 144A, 2.95%, 11/21/26	United States	5,200,000	5,310,506
	Biogen, Inc., senior bond, 5.20%, 9/15/45	United States	2,585,000	3,360,029
	Gilead Sciences, Inc., senior bond, 4.80%, 4/01/44	United States	1,800,000	2,324,945

				14,273,415

	Building Products 1.4%
a	CRH America Finance, Inc., senior note, 144A, 3.95%, 4/04/28	Ireland	7,700,000	7,628,969

	Capital Markets 4.6%

	Credit Suisse Group AG,
	[a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	900,000	912,848
	[a] senior note, 144A, 2.997% to 12/14/22, FRN therafter, 12/14/23	Switzerland	6,400,000	6,239,010
	Morgan Stanley, senior bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28	United States	10,280,000	10,795,048

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Capital Markets (continued)
	The Goldman Sachs Group, Inc., senior note, 3.50%, 1/23/25	United States	2,500,000	$2,567,747
	senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	3,200,000	3,211,434
	sub. note, 4.25%, 10/21/25	United States	1,475,000	1,553,765

				25,279,852

	Chemicals 1.3%
	LYB International Finance II B.V., senior note, 3.50%, 3/02/27	United States	7,300,000	7,155,314

	Commercial Services & Supplies 0.3%
a	Ashtead Capital, Inc., senior note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	1,770,000	1,628,400

	Consumer Finance 1.9%
	Capital One Financial Corp., senior bond, 3.80%, 1/31/28	United States	7,500,000	7,429,909
	senior note, 3.20%, 1/30/23	United States	2,900,000	2,870,095

				10,300,004

	Containers & Packaging 0.9%
	WRKCo, Inc., senior bond, 4.90%, 3/15/29	United States	3,300,000	3,683,541
	senior note, 3.90%, 6/01/28	United States	1,000,000	1,028,909

				4,712,450

	Diversified Financial Services 1.1%
	Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	1,500,000	1,288,855
	GE Capital International Funding Co. Unlimited Co., senior bond, 4.418%, 11/15/35	United States	4,825,000	5,233,665

				6,522,520

	Diversified Telecommunication Services 4.0%
	AT&T, Inc., senior note, 3.80%, 2/15/27	United States	8,800,000	9,164,586
	France Telecom SA, senior bond, 9.57%, 3/01/31	France	6,600,000	10,035,213
	Telefonica Emisiones SA, senior bond, 5.52%, 3/01/49	Spain	1,650,000	1,943,649
	senior note, 4.103%, 3/08/27	Spain	1,000,000	1,039,619

				22,183,067

	Electric Utilities 8.4%
	Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	3,950,133
	Duke Energy Corp., senior bond, 3.15%, 8/15/27	United States	1,200,000	1,184,699
	senior bond, 4.80%, 12/15/45	United States	2,565,000	2,812,361
a	Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	2,200,000	2,429,597
a	Enel Finance International NV, senior note, 144A, 3.625%, 5/25/27	Italy	10,500,000	10,685,868
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	900,000	893,164
	Georgia Power Co., senior bond, 4.30%, 3/15/42	United States	3,345,000	3,652,011
	senior bond, 4.75%, 9/01/40	United States	1,950,000	1,925,205
	PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	4,100,000	4,175,854
a	Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	300,000	298,530
	Virginia Electric & Power Co., senior note, 3.50%, 3/15/27	United States	7,200,000	7,554,803
a	Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%, 7/15/24	United States	7,400,000	6,978,569

				46,540,794

	Electronic Equipment, Instruments & Components 0.8%
	Jabil, Inc., senior note, 3.60%, 1/15/30	United States	5,000,000	4,474,003

franklintempleton.com	Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy Equipment & Services 3.0%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., senior bond, 4.08%, 12/15/47	United States	2,485,000	$2,051,139

	Schlumberger Holdings Corp.,
	[a] senior bond, 144A, 4.30%, 5/01/29	United States	6,500,000	6,331,019
	[a] senior note, 144A, 3.75%, 5/01/24	United States	2,600,000	2,465,245
	Total Capital International SA, senior note, 3.455%, 2/19/29	France	5,500,000	5,818,791

				16,666,194

	Entertainment 0.3%
	The Walt Disney Co., senior bond, 6.20%, 12/15/34	United States	1,300,000	1,813,022

	Food & Staples Retailing 2.7%

	CK Hutchison International 19 Ltd.,
	[a] senior note, 144A, 3.25%, 4/11/24	Hong Kong	1,725,000	1,798,786
	[a] senior note, 144A, 3.625%, 4/11/29	Hong Kong	8,400,000	9,023,575

	The Kroger Co.,
	senior bond, 3.50%, 2/01/26	United States	2,100,000	2,222,421
	senior bond, 4.45%, 2/01/47	United States	1,400,000	1,546,802
	Walgreens Boots Alliance, Inc., senior bond, 4.80%, 11/18/44	United States	500,000	493,634

				15,085,218

	Food Products 1.7%
	Bunge Ltd. Finance Corp., senior note, 4.35%, 3/15/24	United States	1,700,000	1,764,235
	Tyson Foods, Inc., senior bond, 5.10%, 9/28/48	United States	1,680,000	2,092,866
	senior note, 4.00%, 3/01/26	United States	5,300,000	5,617,983

				9,475,084

	Gas Utilities 0.5%
	Dominion Energy Gas Holdings LLC, senior bond, 3.90%, 11/15/49	United States	3,000,000	2,626,843

	Health Care Equipment & Supplies 0.9%
	Abbott Laboratories, senior bond, 4.90%, 11/30/46	United States	3,600,000	4,939,827

	Health Care Providers & Services 4.7%
	Anthem, Inc., senior bond, 3.70%, 9/15/49	United States	1,000,000	1,007,972
	senior bond, 5.10%, 1/15/44	United States	570,000	678,931
	senior note, 4.101%, 3/01/28	United States	3,785,000	4,082,914
	Sr. Unsecured, 3.50%, 8/15/24	United States	4,000,000	4,111,845
	Cigna Corp., senior bond, 4.90%, 12/15/48	United States	5,450,000	6,619,985
	[a] senior note, 144A, 4.50%, 2/25/26	United States	1,500,000	1,622,904
	CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	2,300,000	2,725,815
	HCA, Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	5,100,000	5,262,710

				26,113,076

	Hotels, Restaurants & Leisure 0.8%
	Marriott International, Inc., senior bond, 3.125%, 6/15/26	United States	4,700,000	4,325,761

	Industrial Conglomerates 0.5%
	General Electric Capital Corp., senior note, A, 6.15%, 8/07/37	United States	1,500,000	1,734,936
	General Electric Co., senior bond, 3.10%, 1/09/23	United States	1,000,000	1,016,968

				2,751,904

	Insurance 3.7%
	Aflac, Inc., senior bond, 4.75%, 1/15/49	United States	4,750,000	5,272,265
	AXA SA, 8.60%, 12/15/30	France	4,500,000	5,994,482
	MetLife, Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	5,140,008
a	Metropolitan Life Global Funding I, Sr. Unsecured, 144A, 3.00%, 1/10/23	United States	2,800,000	2,841,939

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Insurance (continued)
a	The Allstate Corp., senior bond, 144A, 4.20%, 12/15/46	United States	1,000,000	$1,113,853

				20,362,547

	Internet & Direct Marketing Retail 1.9%
	Alibaba Group Holding Ltd., senior note, 3.125%, 11/28/21	China	5,800,000	5,878,988
	senior note, 3.40%, 12/06/27	China	4,400,000	4,627,018

				10,506,006

	IT Services 1.4%
	Fiserv, Inc., senior bond, 3.50%, 7/01/29	United States	6,600,000	7,024,549
	senior bond, 4.40%, 7/01/49	United States	700,000	755,201

				7,779,750

	Machinery 0.4%
[a]	Carrier Global Corp., senior note, 144A, 3.577%, 4/05/50	United States	2,500,000	2,258,428

	Media 2.5%
	Charter Communications Operating LLC/Charter Communications Operating Capital, senior secured note, first lien, 4.50%, 2/01/24	United States	1,500,000	1,548,679
	Comcast Corp., senior bond, 4.95%, 10/15/58	United States	5,900,000	8,181,019
	FOX Corp., 5.476%, 1/25/39	United States	3,600,000	4,188,498

				13,918,196

	Metals & Mining 1.7%

	Glencore Funding LLC,
	[a] senior note, 144A, 4.125%, 5/30/23	Switzerland	4,825,000	4,451,343
	[a] senior note, 144A, 4.625%, 4/29/24	Switzerland	1,800,000	1,651,827
	[a] senior note, 144A, 4.875%, 3/12/29	Switzerland	3,600,000	3,479,261

				9,582,431

	Multi-Utilities 0.9%
	Berkshire Hathaway Energy Co., senior bond, 3.80%, 7/15/48	United States	2,300,000	2,422,012
	Sr. Unsecured, 5.15%, 11/15/43	United States	1,900,000	2,275,222

				4,697,234

	Multiline Retail 1.1%
	Dollar Tree, Inc., senior note, 3.70%, 5/15/23	United States	5,050,000	5,136,988
	senior note, 4.00%, 5/15/25	United States	1,100,000	1,128,782

				6,265,770

	Oil, Gas & Consumable Fuels 10.1%
a	Aker BP ASA, senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	3,764,107
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	5,100,000	4,046,683
	Cheniere Corpus Christi Holdings LLC, senior secured note, first lien, 5.875%, 3/31/25	United States	6,700,000	6,114,012
	Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	1,626,197
	Energy Transfer Operating LP, senior bond, 6.05%, 6/01/41	United States	1,100,000	963,782
	senior note, 4.50%, 4/15/24	United States	7,500,000	6,702,213
	Enterprise Products Operating LLC, senior bond, 4.15%, 10/16/28	United States	1,400,000	1,423,370
	senior bond, 5.10%, 2/15/45	United States	1,970,000	1,978,800
	senior bond, 6.125%, 10/15/39	United States	900,000	925,982
	Kinder Morgan, Inc., senior bond, 5.55%, 6/01/45	United States	2,100,000	2,164,709

franklintempleton.com	Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Oil, Gas & Consumable Fuels (continued)
	MPLX LP, senior bond, 5.50%, 2/15/49	United States	1,775,000	$1,504,471
	senior note, 4.875%, 12/01/24	United States	5,000,000	4,385,230
	Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%, 4/15/23	United States	4,400,000	4,098,899
	Shell International Finance B.V., senior note, 2.125%, 5/11/20	Netherlands	500,000	499,489
	TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	400,000	380,639
	The Williams Cos. Inc., senior bond, 4.85%, 3/01/48	United States	1,900,000	1,781,420
	senior note, 4.30%, 3/04/24	United States	2,200,000	2,002,525
	TransCanada PipeLines Ltd., senior note, 6.10%, 6/01/40	Canada	3,400,000	3,643,600
	Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	8,000,000	7,795,141

				55,801,269

	Pharmaceuticals 1.6%
	Allergan Funding SCS, senior bond, 4.85%, 6/15/44	United States	800,000	997,315

	Bristol-Myers Squibb Co.,
	[a] senior bond, 144A, 4.125%, 6/15/39	United States	2,700,000	3,271,249
	[a] senior bond, 144A, 5.00%, 8/15/45	United States	1,000,000	1,346,805
	Shire Acquisitions Investments Ireland DAC, senior note, 3.20%, 9/23/26	United States	2,900,000	2,972,584

				8,587,953

	Real Estate Management & Development 3.1%
	Brixmor Operating Partnership LP, Sr. Unsecured, 4.125%, 5/15/29	United States	3,200,000	3,287,994
	ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	3,825,603
	Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	1,300,000	1,202,521
	Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	9,000,000	8,939,548

				17,255,666

	Road & Rail 1.6%
	Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	3,700,000	5,033,584
	CSX Corp., senior bond, 4.25%, 3/15/29	United States	1,600,000	1,799,213
	senior bond, 4.25%, 11/01/66	United States	1,800,000	1,805,984

				8,638,781

	Semiconductors & Semiconductor Equipment 0.9%
	Maxim Integrated Products, Inc., senior note, 3.375%, 3/15/23	United States	2,900,000	2,962,819
	Xilinx, Inc., senior note, 2.95%, 6/01/24	United States	2,100,000	2,097,262

				5,060,081

	Software 1.1%
	Microsoft Corp., senior bond, 4.00%, 2/12/55	United States	2,600,000	3,330,674
	senior note, 2.65%, 11/03/22	United States	2,500,000	2,624,923

				5,955,597

	Specialty Retail 0.2%
	AutoZone, Inc., senior note, 3.75%, 4/18/29	United States	1,300,000	1,320,529

	Tobacco 2.7%
a	BAT International Finance Plc, senior note , 144A, 3.95%, 6/15/25	United Kingdom	6,500,000	6,389,562
a	Imperial Brands Finance Plc, senior note, 144A, 4.25%, 7/21/25	United Kingdom	7,165,000	6,984,511
	Reynolds American, Inc., senior bond, 5.85%, 8/15/45	United Kingdom	1,305,000	1,409,936

				14,784,009

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Investment Grade Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Wireless Telecommunication Services 0.5%
a	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, first lien, 144A, 3.36%, 3/20/23	United States	2,925,000	$2,921,344

	Total Corporate Bonds & Notes (Cost $553,802,450)			534,062,743

	U.S. Government & Agency Securities 1.3%
	U.S. Treasury Bond, 2.25%, 8/15/49	United States	3,600,000	4,381,031
	3.75%, 8/15/41	United States	1,800,000	2,674,547

	Total U.S. Government & Agency Securities (Cost $6,934,756)			7,055,578

	Total Investments before Short Term Investments (Cost $560,737,206)			541,118,321

	Short Term Investments 0.0%†
	U.S. Government & Agency Securities (Cost $265,000) 0.0%†
b	FHLB, 4/01/20	United States	265,000	265,000

	Total Investments (Cost $561,002,206) 97.8%			541,383,321
	Other Assets, less Liabilities 2.2%			11,954,394

	Net Assets 100.0%			$553,337,715

See Abbreviations on page 56.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $133,920,351, representing 24.2% of net assets.

bThe security was issued on a discount basis with no stated coupon rate.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
U.S. Treasury 30 Yr. Bond	Long	102	$18,264,375	6/19/20	$1,266,090
CME Ultra Long Term U.S. Treasury Bond	Short	15	3,328,125	6/19/20	(234,861)
Ultra 10 Yr. U.S. Treasury Note	Short	69	10,766,156	6/19/20	(349,289)
U.S. Treasury 5 Yr. Note	Short	129	16,171,359	6/30/20	(299,484)
U.S. Treasury 10 Yr. Note	Short	124	17,197,250	6/19/20	(450,215)

Total Futures Contracts					$(67,759)

*As of period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31,

	2020	2019	2018	2017[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$33.61	$30.03	$26.97	$25.05

Income from investment operations[b]:

Net investment income[c]	0.64	0.52	0.45	0.23

Net realized and unrealized gains (losses)	(2.84)	3.88	3.06	1.87

Total from investment operations	(2.20)	4.40	3.51	2.10

Less distributions from net investment income	(0.48)	(0.47)	(0.45)	(0.18)

Net realized gains	—	(0.35)	—	—

Net asset value, end of year	$30.93	$33.61	$30.03	$26.97

Total return[d]	(6.74)%	14.98%	13.08%	8.40%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.57%	1.12%	2.11%	2.96%

Expenses net of waiver and payments by affiliates	0.33%	0.50%	0.50%	0.50%

Net investment income	1.75%	1.64%	1.56%	1.69%

Supplemental data

Net assets, end of year (000’s)	$74,223	$13,443	$6,005	$5,393

Portfolio turnover rate[f]	32.61% [g]	46.90%	65.68%	12.55%

aFor the period September 20, 2016 (commencement of operations) to March 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 32.61%.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty U.S. Low Volatility ETF

		Shares	Value
	Common Stocks 98.9%
	Communication Services 9.8%
a	Alphabet Inc., A	922	$1,071,318
	AT&T Inc.	33,038	963,058
a	Charter Communications Inc., A	2,609	1,138,333
	Comcast Corp., A	28,540	981,205
	TELUS Corp.	66,090	1,042,900
	The Walt Disney Co.	10,805	1,043,763
	Verizon Communications Inc.	19,129	1,027,801

			7,268,378

	Consumer Discretionary 10.3%
a	Amazon.com Inc.	412	803,285
	McDonald’s Corp.	5,192	858,497
	NIKE Inc., B	11,184	925,364
a	NVR Inc.	286	734,765
a	O’Reilly Automotive Inc.	2,671	804,105
	Ross Stores Inc.	11,728	1,019,984
	Target Corp.	7,723	718,007
	The Home Depot Inc.	4,817	899,382
	Tractor Supply Co.	10,161	859,113

			7,622,502

	Consumer Staples 7.2%
	McCormick & Co. Inc.	8,219	1,160,605
	PepsiCo Inc.	8,800	1,056,880
	The Coca-Cola Co.	24,687	1,092,400
	The Procter & Gamble Co.	9,317	1,024,870
	Walmart Inc.	8,645	982,245

			5,317,000

	Energy 2.8%
	Chevron Corp.	9,540	691,268
	Exxon Mobil Corp.	15,902	603,799
	Royal Dutch Shell PLC, A, ADR	22,775	794,620

			2,089,687

	Financials 11.5%
	Aflac Inc.	26,021	890,959
	Arthur J. Gallagher & Co.	10,211	832,299
	Chubb Ltd.	7,203	804,503
	Intercontinental Exchange Inc.	9,500	767,125
	JPMorgan Chase & Co.	8,092	728,523
	S&P Global Inc.	3,368	825,328
	The Progressive Corp.	10,441	770,963
	The Travelers Cos. Inc.	8,143	809,007
	Truist Financial Corp.	23,125	713,175
	U.S. Bancorp	18,542	638,772
	W.R. Berkley Corp.	14,447	753,700

			8,534,354

	Health Care 15.0%
	Abbott Laboratories	12,744	1,005,629
	AbbVie Inc.	13,361	1,017,975
	Baxter International Inc.	12,146	986,134
	Becton Dickinson and Co.	4,247	975,833
	Danaher Corp.	7,645	1,058,144
	Johnson & Johnson	7,473	979,934
a	Laboratory Corp. of America Holdings	8,291	1,047,900
	Medtronic PLC	11,985	1,080,807

franklintempleton.com	Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Low Volatility ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
	Merck & Co. Inc.	13,424	$1,032,843
	Pfizer Inc.	31,212	1,018,760
	Quest Diagnostics Inc.	11,971	961,271

			11,165,230

	Industrials 8.3%
	General Dynamics Corp.	6,165	815,691
	Honeywell International Inc.	6,117	818,394
	Lockheed Martin Corp.	2,316	785,008
	Raytheon Co.	5,997	786,507
	Republic Services Inc.	9,833	738,065
	Roper Technologies Inc.	2,425	756,139
	Trane Technologies PLC	8,903	735,299
	Verisk Analytics Inc.	5,332	743,174

			6,178,277

	Information Technology 24.8%
	Accenture PLC, A	6,777	1,106,413
	Amphenol Corp., A	15,623	1,138,604
	Analog Devices Inc.	11,893	1,066,207
	Apple Inc.	4,388	1,115,824
	Automatic Data Processing Inc.	9,152	1,250,895
	Cisco Systems Inc.	28,486	1,119,785
a	Fiserv Inc.	12,718	1,208,083
	Global Payments Inc.	8,230	1,187,013
	International Business Machines Corp.	10,706	1,187,617
	Intuit Inc.	4,975	1,144,250
	Mastercard Inc., A	4,729	1,142,337
	Microsoft Corp.	7,527	1,187,083
	Oracle Corp.	23,834	1,151,897
a	Synopsys Inc.	9,344	1,203,414
	Texas Instruments Inc.	10,576	1,056,860
	Visa Inc., A	7,055	1,136,702

			18,402,984

	Materials 2.4%
	Air Products and Chemicals Inc.	3,011	601,026
	Ecolab Inc.	3,604	561,611
	Linde PLC	3,735	646,155

			1,808,792

	Real Estate 3.5%
	Alexandria Real Estate Equities Inc.	4,672	640,344
	American Tower Corp.	2,951	642,580
	Equity Residential	10,176	627,961
	UDR Inc.	18,248	666,782

			2,577,667

	Utilities 3.3%
	American Electric Power Co. Inc.	7,289	582,974
	Dominion Energy Inc.	8,199	591,886
	Duke Energy Corp.	7,999	646,959
	Xcel Energy Inc.	10,158	612,528

			2,434,347

	Total Investments before Short Term Investments (Cost $82,655,598)		73,399,218

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Low Volatility ETF (continued)

			Shares	Value
	Short Term Investments 0.1%
	U.S. Government & Agency Securities 0.1%
b	FHLB	United States	100,000	$100,000

	Total Short-Term Investments (Cost $100,000)			100,000

	Total Investments (Cost $82,755,598) 99.0%			73,499,218
	Other Assets, less Liabilities 1.0%			723,372

	Net Assets 100.0%			$74,222,590

See Abbreviations on page 56.

aNon-income producing.

bThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty U.S. Core Bond ETF

Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment income[c]	0.29

Net realized and unrealized gains (losses)	0.49

Total from investment operations	0.78

Less distributions from:

Net investment income	(0.31)

Net realized gains	(0.03)

Total distributions	(0.34)

Net asset value, end of year	$25.44

Total return[d]	3.12%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.19%

Expenses net of waiver and payments by affiliates	0.15%

Net investment income	2.14%

Supplemental data

Net assets, end of year (000’s)	$853,532

Portfolio turnover rate[f]	126.68% [g]

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 126.68%.

34	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty U.S. Core Bond ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 25.2%
	Aerospace & Defense 0.4%
	Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,600,000	$1,949,295
	United Technologies Corp., senior bond, 3.75%, 11/01/46	United States	1,800,000	1,895,996

				3,845,291

	Air Freight & Logistics 0.1%
	FedEx Corp., senior bond, 4.05%, 2/15/48	United States	1,400,000	1,239,002

	Banks 4.2%
	Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	1,100,000	989,736
	Bank of America Corp., senior note, FRN thereafter, 2.881%, 4/24/23	United States	1,000,000	1,004,739
	senior note, FRN thereafter, 3.593%, 7/21/28	United States	700,000	717,813
a	BNP Paribas SA, senior note, 144A, FRN thereafter, 4.705%, 1/10/25	France	5,150,000	5,374,586
a	BPCE SA, sub. Note, 144A, 4.875%, 4/01/26	France	1,800,000	1,750,810
b	China Construction Bank Corp., sub. note, Reg S, FRN thereafter, 3.875%, 5/13/25	China	2,900,000	2,902,813
	Citigroup Inc., senior note, 3.70%, 1/12/26	United States	2,700,000	2,877,607
	senior note, FRN thereafter, 2.876%, 7/24/23	United States	500,000	504,594
	sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,576,343
	subordinated note, 3.875%, 3/26/25	United States	100,000	104,997
	FOX Corp., senior unsecured, 5.576%, 1/25/49	United States	700,000	841,470
	Industrial & Commercial Bank of China Ltd., senior note, 3.538%, 11/08/27	China	1,200,000	1,308,011
	JPMorgan Chase & Co., senior bond, FRN thereafter, 3.54%, 5/01/28	United States	1,600,000	1,690,816
	Sr Unsecured, FRN thereafter, 4.493%, 3/24/31	United States	1,700,000	1,974,785
	sub. bond, 3.625%, 12/01/27	United States	2,100,000	2,231,367
	sub. note, 3.875%, 9/10/24	United States	100,000	105,788
	Lloyds Banking Group PLC, senior bond, FRN thereafter, 3.574%, 11/07/28	United Kingdom	4,000,000	3,977,562
a	Truist Bank, sub. Note, 144A, 3.625%, 9/16/25	United States	2,400,000	2,527,426
	Wells Fargo & Co., senior bond, FRN thereafter, 2.879%, 10/30/30	United States	3,700,000	3,676,659

				36,137,922

	Beverages 0.2%
	Anheuser-Busch InBev Worldwide Inc., senior bond, 5.55%, 1/23/49	United States	1,200,000	1,417,656

	Biotechnology 1.1%
a	AbbVie Inc., senior note, 144A, 2.95%, 11/21/26	United States	5,300,000	5,412,631
	Biogen Inc., senior note, 3.625%, 9/15/22	United States	2,050,000	2,107,645
	Gilead Sciences Inc., senior bond, 4.15%, 3/01/47	United States	1,400,000	1,720,075

				9,240,351

	Building Products 0.2%
	CRH America Finance Inc., senior note, 3.40%, 5/09/27	Ireland	1,850,000	1,845,179

	Capital Markets 1.3%
a	Credit Suisse Group AG, senior note, 144A, FRN therafter, 2.997%, 12/14/23	Switzerland	3,750,000	3,655,670
	Morgan Stanley, senior note, 3.70%, 10/23/24	United States	800,000	846,810
	sub. bond, 3.95%, 4/23/27	United States	3,600,000	3,759,908
	The Goldman Sachs Group Inc., senior bond, FRN thereafter, 3.691%, 6/05/28	United States	2,500,000	2,573,970

				10,836,358

	Chemicals 1.2%
a	Alpek SAB de CV, senior note, 144A, 4.25%, 9/18/29	Mexico	4,100,000	3,365,157

franklintempleton.com	Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Chemicals (continued)
b	CNAC HK Finbridge Co. Ltd., senior note, Reg S, 4.875%, 3/14/25	Hong Kong	1,600,000	$1,683,532
	Sherwin-Williams Co., senior note, 2.95%, 8/15/29	United States	4,900,000	4,839,825

				9,888,514

	Commercial Services & Supplies 0.5%
	Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	2,985,232
	Republic Services Inc., senior bond, 3.95%, 5/15/28	United States	1,500,000	1,626,568

				4,611,800

	Consumer Finance 0.6%
	Capital One Financial Corp., senior note, 3.75%, 3/09/27	United States	4,850,000	4,759,190

	Containers & Packaging 0.2%
	WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,163,428
	WRKCo. Inc., senior note, 3.90%, 6/01/28	United States	700,000	720,236

				1,883,664

	Diversified Telecommunication Services 0.5%
	Telefonica Emisiones SA, senior bond, 4.895%, 3/06/48	Spain	4,200,000	4,670,339

	Electric Utilities 1.8%
	Baltimore Gas & Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,419,714
	Duke Energy Carolinas LLC, secured bond, 3.70%, 12/01/47	United States	1,400,000	1,546,986
	Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	400,000	385,343

	Enel Finance International NV,
	[a] senior bond, 144A, 3.50%, 4/06/28	Netherlands	2,700,000	2,717,984
	[a] senior note, 144A, 3.625%, 5/25/27	Netherlands	1,000,000	1,017,702
	[a] senior note, 144A, 6.00%, 10/07/39	Netherlands	200,000	216,254
	Exelon Corp., senior bond, 4.05%, 4/15/30	United States	300,000	297,721
	Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,382,199
	MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,185,943
	Public Service Electric & Gas Co., secured bond, 3.80%, 3/01/46	United States	1,100,000	1,172,984
a	State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%, 5/04/27	China	2,300,000	2,464,661
	Virginia Electric & Power Co., Sr. Unsecured, 3.80%, 9/15/47	United States	1,100,000	1,180,887

				14,988,378

	Electronic Equipment, Instruments & Components 0.1%
	Keysight Technologies Inc., senior note, 4.60%, 4/06/27	United States	1,100,000	1,130,780

	Energy Equipment & Services 0.8%
	Baker Hughes a GE Co. LLC/Baker Hughes Co-obligator Inc., senior bond, 4.08%, 12/15/47	United States	1,400,000	1,155,571
a	Schlumberger Holdings Corp., Sr. Unsecured, 144A, 3.90%, 5/17/28	United States	5,950,000	5,544,491

				6,700,062

	Equity Real Estate Investment Trusts (REITs) 0.1%
	Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	682,674

	Food & Staples Retailing 0.2%
	The Kroger Co., senior bond, 4.45%, 2/01/47	United States	1,350,000	1,491,559
	Walgreens Boots Alliance Inc., senior bond, 4.80%, 11/18/44	United States	500,000	493,634

				1,985,193

	Food Products 1.1%
	BAT Capital Corp., senior bond, 4.54%, 8/15/47	United States	750,000	688,034
	senior note, 3.222%, 8/15/24	United States	1,500,000	1,509,552
	Bunge Ltd. Finance Corp., senior note, 3.75%, 9/25/27	United States	1,450,000	1,327,625

36	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Food Products (continued)
	Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	$3,994,180
	Tyson Foods Inc., senior bond, 5.10%, 9/28/48	United States	1,300,000	1,619,480

				9,138,871

	Health Care Providers & Services 1.7%
	Anthem Inc., senior bond, 3.70%, 9/15/49	United States	700,000	705,581
	senior bond, 4.375%, 12/01/47	United States	100,000	108,170
	senior note, 4.101%, 3/01/28	United States	1,200,000	1,294,451
a	Cigna Corp., senior note, 144A, 3.40%, 3/01/27	United States	4,900,000	4,981,688
	CVS Health Corp., senior bond, 4.875%, 7/20/35	United States	1,400,000	1,597,567
	senior note, 3.875%, 7/20/25	United States	500,000	517,568
	senior note, 4.10%, 3/25/25	United States	4,100,000	4,322,451
	HCA Inc., senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	986,533

				14,514,009

	Independent Power Producers & Energy Traders 0.5%
a	Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	4,050,000	3,903,694

	Industrial Conglomerates 0.2%
	General Electric Co., senior bond, 4.125%, 10/09/42	United States	16,000	15,199
	senior bond, 4.50%, 3/11/44	United States	700,000	692,375
	senior note, 3.15%, 9/07/22	United States	900,000	910,374

				1,617,948

	Insurance 0.8%
	Metlife Inc., senior bond, 4.05%, 3/01/45	United States	400,000	420,425
	senior bond, 5.875%, 2/06/41	United States	1,100,000	1,410,504
	Reinsurance Group of America Inc, Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,201,818
a	Swiss Re Treasury US Corp., senior bond, 144A, 4.25%, 12/06/42	United States	750,000	905,059
	The Allstate Corp., senior bond, 5.55%, 5/09/35	United States	1,800,000	2,253,622

				7,191,428

	Interactive Media & Services 0.2%
b	Tencent Holdings Ltd., senior note, Reg S, 3.28%, 4/11/24	China	1,250,000	1,298,220

	Internet & Direct Marketing Retail 0.7%
	Alibaba Group Holding Ltd., senior bond, 4.00%, 12/06/37	China	200,000	227,091
	senior bond, 4.40%, 12/06/57	China	700,000	935,150
	senior note, 3.40%, 12/06/27	China	4,700,000	4,942,497

				6,104,738

	IT Services 0.2%
	Fiserv Inc., senior bond, 4.40%, 7/01/49	United States	1,400,000	1,510,401

	Machinery 0.3%
a	Carrier Global Corp., senior note, 144A, 3.577%, 4/05/50	United States	3,000,000	2,710,113

	Media 0.5%
	Comcast Corp., senior bond, 3.30%, 2/01/27	United States	1,800,000	1,912,941
	senior bond, 3.40%, 7/15/46	United States	800,000	870,229
	senior note, 6.50%, 11/15/35	United States	200,000	292,742
	NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,402,017

				4,477,929

franklintempleton.com	Annual Report	37

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Metals & Mining 0.5%
	Reliance Steel & Aluminum Co., senior note, 4.50%, 4/15/23	United States	3,000,000	$2,973,639
	Southern Copper Corp., senior bond, 5.25%, 11/08/42	Mexico	1,300,000	1,347,964

				4,321,603

	Multiline Retail 0.5%
	Dollar Tree Inc., senior bond, 4.20%, 5/15/28	United States	4,000,000	4,002,607

	Oil, Gas & Consumable Fuels 2.4%
	Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	2,380,402
	Ecopetrol SA, senior bond, 4.125%, 1/16/25	Colombia	4,000,000	3,761,020
	Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	1,473,069
	Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	660,745
	Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,079,146
	MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	972,330
	Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%, 3/15/28	United States	4,000,000	3,443,097
	Sunoco Logistics Partner, senior bond, 5.40%, 10/01/47	United States	300,000	239,252
	TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,426,573
	TransCanada PipeLines Ltd., senior bond, 4.875%, 5/15/48	Canada	1,200,000	1,310,546
	Valero Energy Corp., senior bond, 4.00%, 4/01/29	United States	500,000	489,080
	senior note, 4.35%, 6/01/28	United States	1,500,000	1,461,589
	Williams Companies, Inc., senior bond, 5.10%, 9/15/45	United States	700,000	667,724

				20,364,573

	Pharmaceuticals 0.3%
	Allergan Funding SCS, senior bond, 4.75%, 3/15/45	Luxembourg	1,400,000	1,517,508
	AstraZeneca Plc, senior bond, 4.00%, 9/18/42	United Kingdom	1,300,000	1,470,382

				2,987,890

	Real Estate Management & Development 0.6%
b	China Overseas Finance Cayman VI Ltd, senior note, Reg S, 5.95%, 5/08/24	Cayman Islands	3,700,000	4,182,280
	Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	650,000	601,261

				4,783,541

	Road & Rail 0.3%
	Burlington Northern Santa Fe LLC, senior bond, 4.15%, 4/01/45	United States	1,700,000	1,998,627
	CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	752,493

				2,751,120

	Semiconductors & Semiconductor Equipment 0.4%
	Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	800,000	817,329
	senior note, 3.45%, 6/15/27	United States	2,450,000	2,515,513

				3,332,842

	Tobacco 0.3%
a	BAT International Finance PLC, senior note , 144A, 3.95%, 6/15/25	United Kingdom	2,600,000	2,555,825

	Trading Companies & Distributors 0.2%
	Aircastle Ltd., senior note, 4.25%, 6/15/26	Bermuda	2,250,000	1,933,282

	Total Corporate Bonds & Notes (Cost $226,924,867)			215,362,987

	U.S. Government & Agency Securities 35.9%
	U.S. Treasury Bond, 2.25%, 8/15/46	United States	27,460,000	33,063,556
	2.25%, 8/15/49	United States	3,440,000	4,186,319
	2.50%, 5/15/46	United States	1,225,000	1,541,442

38	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

	Country	Principal Amount*	Value
Corporate Bonds & Notes (continued)
U.S. Government & Agency Securities (continued)
2.75%, 8/15/42	United States	4,740,000	$6,122,562
2.75%, 11/15/42	United States	17,050,000	22,031,131
U.S. Treasury Note, 1.375%, 8/31/23	United States	87,600,000	90,765,273
1.50%, 3/31/23	United States	30,273,000	31,376,309
1.50%, 9/30/24	United States	14,050,000	14,766,769
1.50%, 10/31/24	United States	5,750,000	6,048,506
1.625%, 10/15/20	United States	29,700,000	29,939,572
1.875%, 9/30/22	United States	3,000,000	3,121,992
1.875%, 8/31/24	United States	5,150,000	5,490,383
1.875%, 6/30/26	United States	5,200,000	5,632,656
2.125%, 2/29/24	United States	11,740,000	12,566,845
2.125%, 3/31/24	United States	11,000,000	11,782,891
2.75%, 9/15/21	United States	27,000,000	27,992,461

Total U.S. Government & Agency Securities (Cost $289,443,502)			306,428,667

Municipal Bonds 4.5%
Alabama 0.6%
Southeast Alabama Gas Supply Dist., Revenue, Libor-Project #2, Series, 1.91%, 6/01/49		5,000,000	4,962,850

California 1.7%
California State GO, Various Purpose, 3.00%, 10/01/37		4,500,000	4,667,445
Contra Costa Community College Dist., Refunding, 2.926%, 8/01/38		10,000,000	10,077,000

			14,744,445

New York 1.7%
Metropolitan Transportation Auth., Refunding, Series B, 5.00%, 11/15/52		7,255,000	8,201,850
Triborough Bridge & Tunnel Auth., MTA Bridges and Tunnels, Refunding, Series B, 3.427%, 11/15/44		6,000,000	6,037,980

			14,239,830

Texas 0.5%
Texas Water Dev. Board, State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/44		3,750,000	4,361,812

Total Municipals (Cost $38,490,880)			38,308,937

Mortgage-Backed Securities 24.4%
Fannie Mae 1.3%
Federal Home Loan Mortgage Corp., 2.50%, 4/01/49	United States	920,065	954,545
2.50%, 6/01/49	United States	31,463	32,656
2.50%, 9/01/49	United States	156,180	162,152
2.50%, 11/01/49	United States	890,436	924,487
2.50%, 12/01/49	United States	397,001	412,183
3.00%, 5/01/49	United States	693,523	727,844
4.00%, 3/01/49	United States	7,038,262	7,579,448

			10,793,315

Freddie Mac 23.1%
Federal National Mortgage Association, 2.50%, 12/01/34	United States	12,658,024	13,162,902
2.50%, 8/01/49	United States	89,385	92,803
2.50%, 8/01/49	United States	455,268	472,341
2.50%, 12/01/49	United States	1,429,922	1,484,484
3.00%, 3/01/50	United States	52,820,968	55,502,243
3.00%, 4/01/50	United States	24,500,000	25,693,418

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

		Country	Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Freddie Mac (continued)
	3.50%, 8/01/49	United States	26,883,870	$28,762,676
	3.50%, 2/01/50	United States	29,693,403	31,434,747
	4.00%, 2/01/50	United States	14,841,411	15,860,839
	4.50%, 7/01/47	United States	14,549,336	15,894,881
	4.50%, 5/01/48	United States	8,093,554	8,878,119

				197,239,453

	Total Mortgage-Backed Securities (Cost $203,523,414)			208,032,768

	Foreign Government and Agency Securities 2.9%
	Colombia 0.4%
	Government of Colombia, senior bond, 4.375%, 7/12/21		1,900,000	1,921,869
	senior bond, 5.00%, 6/15/45		1,850,000	1,914,750

				3,836,619

	Indonesia 0.5%
a	Government of Indonesia, senior bond, 144A		1,750,000	1,817,662
a	Indonesia Government International Bond, senior note, 144A		2,100,000	2,167,155

				3,984,817

	Mexico 0.5%
	Government of Mexico,
	senior bond, 3.60%, 1/30/25		1,200,000	1,223,700
	senior note, 4.15%, 3/28/27		2,700,000	2,771,550

				3,995,250

	Panama 0.5%
a	Panama Notas del Tesoro, senior note, 144A		4,050,000	4,078,826

	Supranational 0.5%
a	The African Export-Import Bank, senior bond, 144A		4,500,000	4,254,390

	Uruguay 0.5%
	Government of Uruguay, senior bond		3,875,000	4,240,257

	Total Foreign Government and Agency Securities (Cost $25,425,057)			24,390,159

	Asset-Backed Securities 2.9%
	American Express Credit Account Master Trust, Series 2019-1, Class A, ABS, 2.87%, 10/15/24	United States	6,500,000	6,705,135
a	BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 144A, FRN thereafter, 1.505%, 12/15/36	United States	3,090,000	2,919,882
	Capital One Multi-Asset Execution Trust,
	Series 2019-A1, Class A1, 2.84%, 12/15/24	United States	4,460,000	4,603,272
	Series 2019-A2, Class A2, 1.72%, 8/15/24	United States	5,510,000	5,589,263
	Citibank Credit Card Issuance Trust, Series 2017-A7 , Class A7, FRN thereafter, 1.375%, 8/08/24	United States	2,000,000	1,974,100
	Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%, 10/15/24	United States	3,220,000	3,250,361

	Total Asset-Backed Securities (Cost $24,990,222)			25,042,013

	Total Investments (Cost $808,797,942) 95.8%			817,565,531
	Other Assets, less Liabilities 4.2%			35,966,240

	Net Assets 100.0%			$853,531,771

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STATEMENT OF INVESTMENTS

Franklin Liberty U.S. Core Bond ETF (continued)

See Abbreviations on page 56.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $64,341,666, representing 7.5% of net assets.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $10,066,845, representing 1.2% of net assets.

At March 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 8.

Credit Default Swap Contracts

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Reciepts)	Unrealized Appreciation (Depreciation)
Contracts to Sell Protection[a]
CDX.NA.IG.33	1%	Quarterly	12/20/24	3,000,000	(9,772)	(32,522)	22,750
CDX.NA.IG.33	1%	Quarterly	12/20/24	10,200,000	(33,225)	162,061	(195,286)
Italy Government International Bond	1%	Quarterly	12/20/29	9,000,000	(840,709)	(437,804)	(402,905)

Total							(575,441)

aThe fund enters contracts to sell protection to create a long credit position.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
U.S. Treasury 5 Yr. Note	Long	48	$6,017,250	6/30/20	$181,666
U.S. Treasury 10 Yr. Note	Long	40	5,547,500	6/19/20	210,767
Ultra 10 Yr. U.S. Treasury Note	Short	11	1,716,344	6/19/20	(4,828)

Total Futures Contracts					$387,605

*As of period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$561,002,206	$82,755,598	$808,797,942

Value – Unaffiliated issuers	$541,383,321	$73,499,218	$817,565,531
Cash	5,192,580	679,143	95,819,153
Receivables:
Investment securities sold	3,700,795	—	9,911,030
Dividend and Interest	5,692,976	118,912	4,201,801
Deposits with brokers for:
Futures contracts	352,835	—	91,846
Swap Contracts	—	—	960,930
Variation margin on centrally cleared swap contracts	—	—	465,298

Total assets	556,322,507	74,297,273	929,015,589

Liabilities:
Payables:
Investment securities purchased	900,581	—	35,682,024
Capital shares redeemed	—	—	36,863,610
Management fees	120,897	1,455	58,498
Transfer agent fees	14,300	14,300	8,400
Distributions to shareholders	1,730,568	—	1,888,060
Custodian fees	18,823	1,155	4,500
Professional fees	45,990	36,008	26,902
Reports to shareholders	843	1,003	4,630
Variation margin on futures contracts	74,075	—	3,385
Registration and filing fees	71,311	15,876	98,100
Unrealized depreciation on OTC swap contracts	—	—	402,905
OTC swap contracts premiums received	—	—	437,804
Accrued expenses and other liabilities	7,404	4,886	5,000

Total liabilities	2,984,792	74,683	75,483,818

Net assets, at value	$553,337,715	$74,222,590	$853,531,771

Net assets consist of:
Paid-in capital	$573,759,111	$86,424,495	$841,985,535
Total distributable earnings (loss)	(20,421,396)	(12,201,905)	11,546,236

Net assets, at value	$553,337,715	$74,222,590	$853,531,771

Shares outstanding	22,850,000	2,400,000	33,550,000

Net asset value per share	$24.22	$30.93	$25.44

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2020

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF[b]
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$—	$902,509	$—
Interest:
Unaffiliated issuers	10,940,416	—	10,461,465

Total investment income	10,940,416	902,509	10,461,465

Expenses:
Management fees (Note 3a)	1,759,381	143,655	684,435
Transfer agent fees	15,600	15,600	8,400
Custodian fees	20,493	1,391	4,500
Reports to shareholders	10,062	10,024	6,000
Registration and filing fees	71,481	16,520	100,369
Professional fees	65,176	54,672	28,940
Trustees’ fees and expenses	27,668	3,406	27,730
Other	2,307	1,211	8,971

Total expenses	1,972,168	246,479	869,345
Expenses waived/paid by affiliates (Note 3c)	(780,871)	(102,824)	(184,910)

Net expenses	1,191,297	143,655	684,435

Net investment income	9,749,119	758,854	9,777,030

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	4,424,530	(3,051,657)	5,577,000
In-kind redemptions	—	170,411	—
Foreign currency transactions	130	185	—
Futures contracts	(1,144,168)	—	850,090
Swap contracts	10,471	—	(1,297,249)

Net realized gain (loss)	3,290,963	(2,881,061)	5,129,841

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(19,780,326)	(11,385,385)	8,767,589
Translation of other assets and liabilities denominated in foreign currencies	—	(392)	—
Futures contracts	(67,759)	—	387,605
Swap contracts	—	—	(575,441)

Net change in unrealized appreciation (depreciation)	(19,848,085)	(11,385,777)	8,579,753

Net realized and unrealized gain (loss)	(16,557,122)	(14,266,838)	13,709,594

Net increase (decrease) in net assets resulting from operations	$(6,808,003)	$(13,507,984)	$23,486,624

[a]Foreign taxes withheld on dividends	$—	$7,168	$—

bFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$9,749,119	$941,221	$758,854	$188,665
Net realized gain (loss)	3,290,963	(722,823)	(2,881,061)	251,076
Net change in unrealized appreciation (depreciation)	(19,848,085)	370,103	(11,385,777)	1,276,600

Net increase (decrease) in net assets resulting from operations	(6,808,003)	588,501	(13,507,984)	1,716,341

Distributions to shareholders (Note 1e)	(12,798,430)	(1,010,692)	(613,357)	(321,023)

Capital share transactions: (Note 2)	554,879,195	(21,066,405)	74,900,836	6,042,757

Net increase (decrease) in net assets	535,272,762	(21,488,596)	60,779,495	7,438,075
Net assets:
Beginning of year	18,064,953	39,553,549	13,443,095	6,005,020

End of year (Note 1e)	$553,337,715	$18,064,953	$74,222,590	$13,443,095

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

Franklin Liberty U.S. Core Bond ETF

Year Ended March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income	$9,777,030
Net realized gain (loss)	5,129,841
Net change in unrealized appreciation (depreciation)	8,579,753

Net increase (decrease) in net assets resulting from operations	23,486,624

Distributions to shareholders (Note 1e)	(12,075,002)

Capital share transactions: (Note 2)	842,120,149

Net increase (decrease) in net assets	853,531,771
Net assets:
Beginning of year	—

End of year (Note 1e)	$853,531,771

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. The Trust began offering shares of Franklin Liberty U.S. Core Bond ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 8 regarding other derivative information.

d. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

For the year ended March 31, 2019, distributions to shareholders were as follows:

	Franklin Liberty International Opportunities ETF	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF
Distributions to shareholders	$(168,938)	$(1,010,692)	$(321,023)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Investment Grade Corporate ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	22,100,000	$554,879,195	50,000	$1,200,485
Shares redeemed	—	—	(950,000)	(22,266,890)

Net increase (decrease)	22,100,000	$554,879,195	(900,000)	$(21,066,405)

	Franklin Liberty U.S. Low Volatility ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	2,050,000	$76,346,270	250,000	$7,630,864
Shares redeemed	(50,000)	(1,445,434)	(50,000)	(1,588,107)

Net increase (decrease)	2,000,000	$74,900,836	200,000	$6,042,757

	Franklin Liberty U.S. Core Bond ETF

	Year Ended March 31, 2020[a]

	Shares	Amount
Shares sold	38,500,001	$968,931,821
Shares redeemed	(4,950,001)	(126,811,672)

Net increase (decrease)	33,550,000	$842,120,149

aFor the period September 17, 2019 (commencement of operations) to March 31, 2020.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Investimentos (Brasil) Ltda. (FTI Brasil)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Investment Trust Management Co., Ltd. (FT Korea)	Investment manager
Franklin Templeton Investments (ME) Limited (FTIME)	Investment manager

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

Subsidiary	Affiliation
Franklin Templeton Investments Corp. (FTIC)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

Franklin Liberty U.S. Low Volatility ETF and Franklin Liberty U.S. Core Bond ETF pay an investment management fee to Advisers of 0.290% and 0.150%, respectively, per year of the average daily net assets of each of the Funds.

Franklin Liberty Investment Grade Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

For the year ended March 31, 2020, the gross effective investment management fee rate was 0.625% of the Franklin Liberty Investment Grade Corporate ETF’s average daily net assets.

Effective October 1, 2019, the Franklin Liberty U.S. Low Volatility ETF’s investment management fee was reduced, as approved by the board of trustees. Prior to October 1, 2019, the Franklin Liberty U.S. Low Volatility ETF paid the investment manager a fee equal to an annual rate of 0.50% of the value of its average daily net assets. Effective October 1, 2019, the Franklin Liberty U.S. Low Volatility ETF pays the investment manager a fee equal to an annual rate of 0.29% of the value of its average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty U.S. Low Volatility ETF, and Franklin Liberty U.S. Core Bond ETF so that the expenses (including acquired fund fees and expenses) of the Funds do not exceed 0.35%, 0.50%, and 0.15% respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At March 31, 2020, the shares of the funds were owned by the following investment companies:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Investment Grade Corporate ETF
Franklin Conservative Allocation Fund	2,227,175	9.7%
Franklin Total Return Fund	18,335,000	80.2%

	20,562,175	89.9%

Franklin Liberty U.S. Low Volatility ETF
Franklin Managed Income Fund	1,000,000	41.7%

Franklin Liberty U.S Core Bond ETF
Franklin Conservative Allocation Fund	11,349,425	33.8%
Franklin Moderate Allocation Fund	12,685,848	37.8%
Franklin Growth Allocation Fund	3,693,100	11.0%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	2,062,703	6.1%

	29,791,076	88.7%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

Franklin Liberty Low Volatility ETF

2020
Capital loss carryforwards not subject to expiration:
Short-term	$2,874,568

During the year ended March 31, 2020, FTLG utilized $909,692 as capital loss carryforward.

The tax character of distributions paid during the years ended March 31, 2020 and 2019, were as follows:

	Franklin Liberty Investment Grade Corporate ETF		Franklin Liberty U.S Low Volatility ETF		Franklin Liberty U.S Core Bond ETF

	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$12,798,430	$1,010,692	$613,357	$186,923	$11,995,769	$—
Long-term Capital Gain	—	—	—	134,100	79,233	—

Total	$12,798,430	$1,010,692	$613,357	$321,023	$12,075,002	$—

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

At March 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Cost of investments	$562,805,193	$82,989,811	$809,755,909

Unrealized appreciation	$8,286,678	$909,682	$25,553,059
Unrealized depreciation	(29,708,550)	(10,400,275)	(17,743,437)

Net unrealized appreciation (depreciation)	$(21,421,872)	$(9,490,593)	$7,809,622

Distributable earnings-undistributed ordinary income	$2,731,044	$163,638	$5,406,620

Distributable earnings-undistributed Capital Gain	—	—	$218,054

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2020, were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Purchases	$713,327,814	$14,336,550	$1,301,458,703
Sales	$172,478,725	$14,335,453	$1,031,520,252

In-kind transactions associated with creation and redemptions for the year ended March 31, 2020, were as follows:

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Cost of Securities Received	$—	$75,719,566	$—
Value of Securities Delivered[a]	$156,250	$1,427,075	$8,521,827

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

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NOTES TO FINANCIAL STATEMENTS

8. Other Derivative Information

For the year ended March 31, 2020, the Funds investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty Investment Grade Corporate ETF

Interest Rate contracts	Variation margin on futures contracts	$1,266,090	[a]	Variation margin on futures contracts	$1,333,849	[a]

Franklin Liberty U.S. Core Bond ETF

Interest Rate contracts	Variation margin on futures contracts	$392,433	[a]	Variation margin on futures contracts	$4,828	[a]

Credit Default Contracts	Swap Contracts	22,750		Swap Contracts	598,191

Totals		$415,183			$603,019

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty Investment Grade Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest Rate contracts	Futures contracts	$(1,144,168)	Futures contracts	$(67,759)

Credit Default Contracts	Swap contracts	10,471	Swap contracts	—

Totals		$(1,133,697)		$(67,759)

Franklin Liberty U.S. Core Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest Rate contracts	Futures contracts	$850,090	Futures contracts	$387,605

Credit Default Contracts	Swap contracts	(1,297,249)	Swap contracts	(575,441)

Totals		$(447,159)		$(187,836)

For the year ended March 31, 2020, the average month end notional amount of futures and swaps contracts were as follows:.

	Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatility ETF	Franklin Liberty U.S. Core Bond ETF
Futures contracts	$40,184,588	$—	$18,138,381
Credit Default Contracts	$553,846	$—	$7,028,571

See Note 1(c) regarding derivative financial instruments.

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty Investment Grade Corporate ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$534,062,743	$—	$534,062,743
U.S. Government & Agency Securities	—	7,055,578	—	7,055,578
Short-Term Investments	—	265,000	—	265,000

Total Investments in Securities	$—	$541,383,321	$—	$541,383,321

Other Financial Instruments:
Futures Contracts	$1,266,090	$—	$—	$1,266,090

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,333,849	$—	$—	$1,333,849

Franklin Liberty U.S. Low Volatility ETF

Assets:
Investments in Securities:[a]
Equity Investments[b]	$73,399,218	$—	$—	$73,399,218
Short-Term Investments	—	100,000	—	100,000

Total Investments in Securities	$73,399,218	$100,000	$—	$73,499,218

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Liberty U.S. Core Bond ETF

Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$215,362,987	$—	$215,362,987
U.S. Government & Agency Securities	—	306,428,667	—	306,428,667
Municipal Bonds	—	38,308,937	—	38,308,937
Mortgage-Backed Securities	—	208,032,768	—	208,032,768
Foreign Government & Agency Securities	—	24,390,159	—	24,390,159
Asset-Backed Securities	—	25,042,013	—	25,042,013

Total Investments in Securities	$—	$817,565,531	$—	$817,565,531

Other Financial Instruments:
Futures Contracts	$392,433	$—	$—	$392,433
Swap Contracts	$—	$22,750	$—	$22,750

Liabilities:
Other Financial Instruments:
Futures Contracts	$4,828	$—	$—	$4,828
Swap Contracts	$—	$598,191	$—	$598,191

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and preferred stocks.

10. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt+
GO	General Obligation
MTA	Metropolitan Transit Authority
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty U.S. Core Bond ETF and Franklin Liberty U.S. Low Volatility ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments of Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty U.S. Core Bond ETF, and Franklin Liberty U.S. Low Volatility ETF (the “Funds”) as of March 31, 2020, the related statements of operations, and of changes in net assets for each of the periods indicated in the table below, including the related notes, and each of the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2020, and the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of Operations	Statement of changes in net assets	Financial Highlights
Franklin Liberty Investment Grade Corporate ETF Franklin Liberty U.S. Low Volatility ETF	For the year ended March 31, 2020	For each of the two years in the period ended March 31, 2020	For each of the periods indicated therein
Franklin Liberty U.S. Core Bond ETF	For the period September 17, 2019 (commencement of operations) through March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended March 31, 2020:

Franklin Liberty U.S. Core Bond ETF
$527,460

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2020:

Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Core Bond ETF
$1,284,358	$957,154

Under Section 854(b)(1)(A) of the Internal Revenue Code, Franklin Liberty U.S. Low Volatility ETF hereby reports 94.52% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2020.

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31,2020.

Franklin Liberty U.S. Low Volatlity ETF
$833,135

Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2020:

Franklin Liberty Investment Grade Corporate ETF	Franklin Liberty U.S. Low Volatlity ETF	Franklin Liberty U.S. Core Bond ETF
$8,615,268	$2,838	$9,681,682

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	44	Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and FlipKart Limited (2019-present) (eCommerce company); formerly, CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2020	44	Fluor Corporation (construction and engineering) (2014-present), IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and Focus Financial Partner, LLC (financial services) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	44	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF2 A 05/20

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2020

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Franklin LibertyQ U.S. Mid Cap Equity ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), declined during the 12 months under review. Equities posted strong gains for most of the reporting period, aided by relatively steady economic growth, easing trade tensions and the U.S. Federal Reserve’s (Fed’s) supportive monetary policy. However, a sharp selloff began in late February 2020 amid investor fears of a global economic slowdown due to the novel coronavirus (COVID-19) pandemic. Concerns about global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash.

The Fed lowered the federal funds target rate three times in 2019 to a range of 1.50%–1.75%. The labor market remained strong through February 2020 and supported consumer spending, though some parts of the economy struggled as annual industrial production contracted and capital spending declined.

However, economic activity weakened considerably as the COVID-19 pandemic spread across the U.S. and many state and local governments issued stay-at-home orders, which included business closures and restrictions. Weekly unemployment claims surged near period-end, reflecting layoffs in many industries, particularly retail, restaurants and hospitality.

As a result, the unemployment rate jumped from a 50-year low of 3.5% in February 2020 to 4.4% at period-end, and the economy contracted in the first quarter, following an expansion that lasted more than a decade.1

Market volatility persisted at a heightened level throughout March 2020, as social distancing measures intended to mitigate the pandemic severely weakened the economy. In an effort to boost the U.S. economy and aid businesses and individuals directly impacted by the pandemic, the federal government passed an unprecedented $2 trillion stimulus package. Furthermore, the Fed cut the federal funds target rate to a range of 0.00%–0.25% and announced sweeping quantitative easing measures aimed at stimulating lending and credit availability. Many investors were encouraged by policymakers’ swift and decisive fiscal and monetary stimulus measures. U.S. stocks, as measured by the S&P 500, bounced from multi-year lows, but still finished the reporting period with negative returns.

The foregoing information reflects our analysis and opinions as of March 31, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics.

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Franklin LibertyQ U.S. Equity ETF

This annual report for Franklin LibertyQ U.S. Equity ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 1000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 1000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of -10.27% based on market price and net asset value (NAV). In comparison, the LibertyQ U.S. Large Cap Equity Index posted a -10.12% total return for the same period, while the Russell 1000® Index posted a -8.03% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Information Technology	19.6%
Consumer Staples	16.6%
Consumer Discretionary	15.2%
Industrials	13.2%
Health Care	11.8%
Utilities	7.9%
Communication Services	4.7%
Real Estate	3.9%
Financials	2.6%
Energy	2.2%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Large Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 22.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
Gilead Sciences Inc. Health Care	1.4%
Biogen Inc. Health Care	1.3%
Microsoft Corp. Information Technology	1.3%
NextEra Energy Inc. Utilities	1.3%
Bristol-Myers Squibb Co. Health Care	1.2%
Apple Inc. Information Technology	1.2%
Johnson & Johnson Health Care	1.2%
Costco Wholesale Corp. Consumer Staples	1.2%
Walmart Inc. Consumer Staples	1.2%
Intel Corp. Information Technology	1.2%

Manager’s Discussion

For the fiscal year ended March 31, 2020, individual holdings that lifted the Fund’s absolute return included Amedisys, Cirrus Logic and LHC Group. Individual holdings that hindered the Fund’s absolute return included Insperity, Essent Group and American Eagle Outfitters.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, low volatility and quality significantly benefited the Fund’s relative performance for the reporting period. In contrast, the value factor significantly detracted from the Fund’s relative return, while momentum was a marginal detractor.

Thank you for your participation in Franklin LibertyQ U.S. Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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CFA® is a trademark owned by CFA Institute.

FRANKLIN LIBERTYQ U.S. EQUITY ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-10.27%	-10.27%	-10.27%	-10.27%
Since Inception (4/26/17)	+14.37%	+14.37%	+4.69%	+4.69%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/20

See page 7 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.674663

Total Annual Operating Expenses6

0.15%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. To the extent the Fund concentrates in a specific industry or group of industries, the Fund will carry much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries; there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Large Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell 1000 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 1000 Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000 Index, which represents the majority of the U.S. market’s total capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$846.20	$0.69	$1024.25	$0.76	0.15%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin LibertyQ U.S. Mid Cap Equity ETF

This annual report for Franklin LibertyQ U.S. Mid Cap Equity ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell Midcap® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell Midcap® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of -16.72% based on market price and -16.50% based on net asset value (NAV). In comparison, the LibertyQ U.S. Mid Cap Equity Index posted a -16.31% total return for the same period, while the Russell Midcap® Index posted a -18.31% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Industrials	19.5%
Consumer Discretionary	19.1%
Information Technology	15.6%
Financials	11.7%
Consumer Staples	9.9%
Health Care	9.0%
Real Estate	7.0%
Utilities	4.3%
Materials	2.1%
Communication Services	1.4%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Mid Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell Midcap® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 29.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
Clorox Co. Consumer Staples	1.5%
The Kroger Co. Consumer Staples	1.5%
IDEXX Laboratories Inc. Health Care	1.3%
Mettler-Toledo International Inc. Health Care	1.3%
Dollar General Corp. Consumer Discretionary	1.3%
Cadence Design Systems Inc. Information Technology	1.2%
Synopsys Inc. Information Technology	1.2%
MSCI Inc. Financials	1.2%
Lam Research Corp. Information Technology	1.2%
The Hershey Co. Consumer Staples	1.2%

Manager’s Discussion

For the fiscal year ended March 31, 2020, individual holdings that lifted the Fund’s absolute return included Lam Research, KLA and Citrix Systems. Individual holdings that hindered the Fund’s absolute return included Ventas, Kohl’s and Synchrony Financial.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, quality and low volatility significantly benefited the Fund’s relative performance for the reporting period, and momentum was a modest contributor. In contrast, the value factor detracted significantly from the Fund’s relative return.

Thank you for your participation in Franklin LibertyQ U.S. Mid Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-16.50%	-16.72%	-16.50%	-16.72%
Since Inception (4/26/17)	+1.96%	+1.78%	+0.67%	+0.60%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/20

See page 13 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.470967

Total Annual Operating Expenses6

0.30%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Historically, mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Mid-size companies may be more susceptible to particular economic events or competitive factors than are larger, more broadly diversified companies. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Mid Cap Equity Index is a systematic, rules-based proprietary index maintained and calculated by FTSE Russell (Russell) based on the Russell Midcap Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell Midcap Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000 Index, which represents a modest amount of the Russell 1000 Index’s total market capitalization.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	13

FRANKLIN LIBERTYQ U.S. MID CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$799.60	$1.35	$1023.50	$1.52	0.30%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Annual Report	franklintempleton.com

Franklin LibertyQ U.S. Small Cap Equity ETF

This annual report for Franklin LibertyQ U.S. Small Cap Equity ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the Underlying Index. The Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors: quality, value, momentum and low volatility.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of -25.33% based on market price and -24.83% based on net asset value (NAV). In comparison, the LibertyQ U.S. Small Cap Equity Index posted a -24.65% total return for the same period, while the Russell 2000® Index posted a -23.99% total return.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Industrials	22.6%
Consumer Discretionary	18.5%
Health Care	12.4%
Information Technology	12.3%
Financials	8.0%
Consumer Staples	7.6%
Utilities	7.4%
Real Estate	6.2%
Communication Services	2.7%
Materials	1.6%

Investment Strategy

The Fund, using a passive or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio is reconstituted semiannually following the semiannual reconstitution of the Underlying Index.

1. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). It is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000® Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

2. Source: FactSet.

The indexes are unmanaged and include reinvestment of any income or distributions (after the deduction of certain withholding taxes). They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 35.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Manager’s Discussion

For the fiscal year ended March 31, 2020, individual holdings that lifted the Fund’s absolute return included Amedisys, Cirrus Logic and LHC Group. Individual holdings that hindered the Fund’s absolute return included Insperity, Essent Group and American Eagle Outfitters.

The Fund’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, low volatility significantly benefited the Fund’s relative performance for the reporting period, while quality and value were marginal contributors. In contrast, the momentum factor significantly detracted from the Fund’s relative return.

Thank you for your participation in Franklin LibertyQ U.S. Small Cap Equity ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report	franklintempleton.com

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
Amedisys Inc. Health Care	1.6%
Haemonetics Corp. Health Care	1.1%
Exponent Inc. Industrials	1.1%
Trex Co. Inc. Industrials	1.1%
Generac Holdings Inc. Industrials	1.1%
Deckers Outdoor Corp. Consumer Discretionary	1.0%
MSA Safety Inc. Industrials	1.0%
J2 Global Inc. Information Technology	1.0%
Boston Beer Co. Inc., A Consumer Staples	1.0%
First Industrial Realty Trust Inc. Real Estate	0.9%

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (4/28/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-24.83%	-25.33%	-24.83%	-25.33%
Since Inception (4/26/17)	-16.04%	-16.53%	-5.79%	-5.98%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

4/26/17–3/31/20

See page 19 for Performance Summary footnotes.

18	Annual Report	franklintempleton.com

FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.416619

Total Annual Operating Expenses6

0.35%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Smaller, mid-sized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. Smaller companies may be more susceptible to particular events or economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. There can be no assurance that the Fund’s multi-factor stock selection process will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods. Performance of the Fund may vary significantly from the performance of an index, as a result of transactions costs, expenses and other factors. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Effective December 1, 2017, the Fund adopted a unified fee structure whereby Management has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding: (i) payments under the Fund’s Rule 12b-1 plan (if any); (ii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments); (iii) taxes; (iv) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges); (v) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto); and (vi) other non-routine or extraordinary expenses.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. The LibertyQ U.S. Small Cap Equity Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell) based on the Russell 2000 Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. Russell 2000 Index is market capitalization weighted and measures performance of the approximately 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.

6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTYQ U.S. SMALL CAP EQUITY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$743.70	$1.48	$1023.30	$1.72	0.34%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Equity ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$31.41	$28.51	$25.44

Income from investment operations[b]:

Net investment income[c]	0.76	0.66	0.53

Net realized and unrealized gains (losses)	(3.89)	2.71	2.98

Total from investment operations	(3.13)	3.37	3.51

Less distributions from net investment income	(0.67)	(0.47)	(0.44)

Net asset value, end of year	$27.61	$31.41	$28.51

Total return[d]	(10.27)%	11.97%	13.84%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.18%	0.25%	0.32%	[f]

Expenses net of waiver and payments by affiliates	0.18%	0.25%	0.25%	[f]

Net investment income	2.32%	2.20%	2.10%

Supplemental data

Net assets, end of year (000’s)	$1,311,583	$1,008,255	$108,326

Portfolio turnover rate[g]	19.44% [h]	18.04%	20.80%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hPortfolio turnover rate excluding cash creation for the year end March 31, 2020 was as follows: 19.44%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin LibertyQ U.S. Equity ETF

		Shares	Value
	Common Stocks 99.5%
	Communication Services 4.6%
a	AMC Networks Inc., A	12,350	$300,229
	AT&T Inc.	433,200	12,627,780
	Cable One Inc.	675	1,109,707
	Cinemark Holdings Inc.	20,809	212,044
	Comcast Corp., A	367,650	12,639,807
a	Facebook Inc., A	80,750	13,469,100
a,b	Match Group Inc.	14,250	941,070
	Omnicom Group Inc.	70,300	3,859,470
	The Interpublic Group of Cos. Inc.	88,350	1,430,386
	Verizon Communications Inc.	268,850	14,445,310

			61,034,903

	Consumer Discretionary 15.2%
a	AutoZone Inc.	6,164	5,214,744
	Best Buy Co. Inc.	83,600	4,765,200
a	Booking Holdings Inc.	3,418	4,598,304
a	Burlington Stores Inc.	5,700	903,222
a	Capri Holdings Ltd.	50,350	543,277
	Carnival Corp.	117,800	1,551,426
	Carter’s Inc.	15,200	999,096
	Choice Hotels International Inc.	11,400	698,250
	D.R. Horton Inc.	28,500	969,000
	Darden Restaurants Inc.	45,600	2,483,376
	Dick’s Sporting Goods Inc.	26,600	565,516
	Dollar General Corp.	73,150	11,046,381
	Domino’s Pizza Inc.	14,250	4,617,998
	Foot Locker Inc.	46,550	1,026,428
	Garmin Ltd.	46,550	3,489,388
	General Motors Co.	201,309	4,183,201
	Gentex Corp.	91,200	2,020,992
	Genuine Parts Co.	47,500	3,198,175
	H&R Block Inc.	78,850	1,110,208
	Hanesbrands Inc.	55,100	433,637
	Hasbro Inc.	37,909	2,712,389
	Kohl’s Corp.	61,750	900,933
	L Brands Inc.	83,600	966,416
	Las Vegas Sands Corp.	94,050	3,994,304
	Lear Corp.	20,809	1,690,731
	Leggett & Platt Inc.	41,800	1,115,224
a	Lululemon Athletica Inc.	38,000	7,202,900
b	Macy’s Inc.	105,450	517,760
	McDonald’s Corp.	83,600	13,823,260
	NIKE Inc., B	172,900	14,305,746
	Nordstrom Inc.	39,900	612,066
a	NVR Inc.	995	2,556,264
a	O’Reilly Automotive Inc.	26,600	8,007,930
	Penske Automotive Group Inc.	8,550	239,400
	Pool Corp.	12,350	2,430,110
	PulteGroup Inc.	42,750	954,180
	Ross Stores Inc.	139,650	12,145,360
	Six Flags Entertainment Corp.	18,050	226,347
	Starbucks Corp.	109,250	7,182,095
	Tapestry Inc.	100,700	1,304,065
	Target Corp.	129,200	12,011,724
	The Gap Inc.	89,300	628,672
	The Home Depot Inc.	73,150	13,657,836
	The TJX Cos. Inc.	265,050	12,672,040
	Tractor Supply Co.	41,800	3,534,190

22	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Ulta Beauty Inc.	19,950	$3,505,215
a	Urban Outfitters Inc.	25,650	365,256
	VF Corp.	103,550	5,599,984
	Whirlpool Corp.	5,700	489,060
	Williams-Sonoma Inc.	30,400	1,292,608
	Wyndham Destinations Inc.	19,950	432,915
	Yum! Brands Inc.	120,650	8,268,144

			199,762,943

	Consumer Staples 16.6%
	Altria Group Inc.	325,850	12,600,619
	Brown-Forman Corp., A	17,100	878,598
	Brown-Forman Corp., B	15,200	843,752
	Casey’s General Stores Inc.	10,450	1,384,521
	Church & Dwight Co. Inc.	79,800	5,121,564
	Clorox Co.	49,400	8,558,550
	Colgate-Palmolive Co.	222,300	14,751,828
	Costco Wholesale Corp.	54,150	15,439,789
	Estee Lauder Companies Inc., A	76,000	12,109,840
	Flowers Foods Inc.	58,900	1,208,628
	General Mills Inc.	199,500	10,527,615
	Hormel Foods Corp.	96,809	4,515,172
	Ingredion Inc.	19,950	1,506,225
	Kellogg Co.	47,500	2,849,525
	Kimberly-Clark Corp.	77,900	9,961,073
a	Monster Beverage Corp.	101,650	5,718,829
	Nu Skin Enterprises Inc., A	16,150	352,878
	PepsiCo Inc.	119,609	14,365,041
	Philip Morris International Inc.	195,700	14,278,272
a	Sprouts Farmers Market Inc.	27,550	512,155
	Sysco Corp.	161,500	7,369,245
	The Coca-Cola Co.	303,050	13,409,962
	The Hershey Co.	57,950	7,678,375
	The J. M. Smucker Co.	25,650	2,847,150
	The Kroger Co.	164,350	4,950,222
	The Procter & Gamble Co.	133,000	14,630,000
	Tyson Foods Inc.	93,100	5,387,697
	Walgreens Boots Alliance Inc.	192,850	8,822,887
	Walmart Inc.	135,850	15,435,277

			218,015,289

	Energy 2.2%
	Cabot Oil & Gas Corp., A	66,500	1,143,135
	Cimarex Energy Co.	19,000	319,770
	ConocoPhillips	167,200	5,149,760
	Exxon Mobil Corp.	237,500	9,017,875
	HollyFrontier Corp.	22,800	558,828
	ONEOK Inc.	34,200	745,902
	Phillips 66	110,200	5,912,230
	Valero Energy Corp.	127,300	5,774,328

			28,621,828

	Financials 2.6%
	American National Insurance Co.	2,850	234,783
	Assured Guaranty Ltd.	19,950	514,511
	FactSet Research Systems Inc.	12,350	3,219,398
	Fidelity National Financial Inc.	21,850	543,628
	Invesco Ltd.	75,050	681,454

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
	Lazard Ltd., A	38,000	$895,280
	MarketAxess Holdings Inc.	12,350	4,107,239
	MFA Financial Inc.	37,050	57,428
	Moody’s Corp.	26,509	5,606,653
	Morningstar Inc.	5,700	662,625
	MSCI Inc.	26,600	7,686,336
	RenaissanceRe Holdings Ltd.	6,650	992,978
	S&P Global Inc.	22,800	5,587,140
	Santander Consumer USA Holdings Inc.	34,200	475,722
	SEI Investments Co.	32,300	1,496,782
	T. Rowe Price Group Inc.	19,000	1,855,350

			34,617,307

	Health Care 11.8%
	AbbVie Inc.	184,300	14,041,817
	Amgen Inc.	69,350	14,059,325
a	Biogen Inc.	54,150	17,131,977
	Bristol-Myers Squibb Co.	284,050	15,832,947
	Cerner Corp.	83,600	5,265,964
	Chemed Corp.	3,800	1,646,160
a	Exelixis Inc.	80,750	1,390,515
	Gilead Sciences Inc.	241,300	18,039,588
	HCA Healthcare Inc.	58,900	5,292,165
a	IDEXX Laboratories Inc.	7,600	1,841,024
	Johnson & Johnson	117,800	15,447,114
	Merck & Co. Inc.	186,200	14,326,228
a	Mettler-Toledo International Inc.	7,960	5,496,460
	Pfizer Inc.	420,850	13,736,544
a	Premier Inc., A	6,650	217,588
a	Regeneron Pharmaceuticals Inc.	6,650	3,247,129
	ResMed Inc.	43,700	6,436,573
	Universal Health Services Inc., B	15,200	1,506,016

			154,955,134

	Industrials 13.2%
	3M Co.	95,859	13,085,712
	Alaska Air Group Inc.	40,850	1,163,000
	Allegion PLC	7,600	699,352
	Allison Transmission Holdings Inc.	23,750	774,488
	C.H. Robinson Worldwide Inc.	48,450	3,207,390
	Cintas Corp.	26,509	4,591,889
a	Copart Inc.	65,550	4,491,486
	Cummins Inc.	49,400	6,684,808
	Delta Air Lines Inc.	185,250	5,285,182
	Emerson Electric Co.	194,750	9,279,837
	Expeditors International of Washington Inc.	55,100	3,676,272
	Fastenal Co.	201,400	6,293,750
	Graco Inc.	52,250	2,546,143
	GrafTech International Ltd.	8,550	69,426
	Honeywell International Inc.	90,250	12,074,547
	Huntington Ingalls Industries Inc.	13,300	2,423,393
a	IAA Inc.	12,350	370,006
	Illinois Tool Works Inc.	52,159	7,412,837
	J.B. Hunt Transport Services Inc.	29,450	2,716,173
	KAR Auction Services Inc.	10,450	125,400
	Landstar System Inc.	12,350	1,183,871
	Lennox International Inc.	5,700	1,036,203
	Lockheed Martin Corp.	41,800	14,168,110

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
	Masco Corp.	24,609	$850,733
	MSC Industrial Direct Co. Inc., A	13,300	731,101
	Northrop Grumman Corp.	13,300	4,023,915
	Old Dominion Freight Line Inc.	8,550	1,122,273
	PACCAR Inc.	54,150	3,310,189
	Raytheon Co.	74,959	9,830,873
	Robert Half International Inc.	45,600	1,721,400
	Rockwell Automation Inc.	39,900	6,021,309
	Rollins Inc.	50,350	1,819,649
	Snap-on Inc.	11,400	1,240,548
	Southwest Airlines Co.	161,500	5,751,015
	Toro Co.	38,950	2,535,256
	Union Pacific Corp.	92,150	12,996,836
	United Parcel Service Inc., B	117,709	10,996,375
	W.W. Grainger Inc.	16,150	4,013,275
a	WABCO Holdings Inc.	9,500	1,282,975
	Watsco Inc.	9,500	1,501,285

			173,108,282

	Information Technology 19.6%
	Accenture PLC, A	80,750	13,183,245
	Amdocs Ltd.	46,550	2,558,854
	Apple Inc.	60,800	15,460,832
	Applied Materials Inc.	280,250	12,841,055
a	Aspen Technology Inc.	14,250	1,354,748
	Automatic Data Processing Inc.	95,000	12,984,600
	Booz Allen Hamilton Holding Corp.	20,900	1,434,576
	Broadridge Financial Solutions Inc.	39,900	3,783,717
a	Cadence Design Systems Inc.	44,559	2,942,676
	Cisco Systems Inc.	357,200	14,041,532
	Citrix Systems Inc.	20,900	2,958,395
	Cognizant Technology Solutions Corp., A	128,250	5,959,777
a	F5 Networks Inc.	21,850	2,329,866
	HP Inc.	545,300	9,466,408
	Intel Corp.	279,300	15,115,716
	International Business Machines Corp.	120,650	13,383,704
	Intuit Inc.	62,700	14,421,000
	Jack Henry & Associates Inc.	25,650	3,981,906
	KLA Corp.	49,400	7,100,756
	Lam Research Corp.	44,650	10,716,000
	Mastercard Inc., A	55,959	13,517,456
	Maxim Integrated Products Inc.	87,400	4,248,514
	Microsoft Corp.	107,350	16,930,168
	Motorola Solutions Inc.	49,400	6,566,248
	NetApp Inc.	73,150	3,049,624
	Paychex Inc.	117,800	7,411,976
	QUALCOMM Inc.	110,200	7,455,030
	Skyworks Solutions Inc.	65,550	5,858,859
	Texas Instruments Inc.	134,900	13,480,557
	Ubiquiti Inc.	3,800	538,004
a	VeriSign Inc.	33,250	5,987,992
	Xilinx Inc.	82,650	6,441,741

			257,505,532

	Materials 1.9%
	Air Products and Chemicals Inc.	35,150	7,016,291
	Celanese Corp.	19,000	1,394,410
	Eastman Chemical Co.	30,400	1,416,032

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

	Shares	Value
Common Stocks (continued)
Materials (continued)
LyondellBasell Industries NV, A	117,800	$5,846,414
NewMarket Corp.	2,850	1,091,180
Nucor Corp.	46,550	1,676,731
Packaging Corp. of America	24,700	2,144,701
Reliance Steel & Aluminum Co.	5,700	499,263
Royal Gold Inc.	5,700	499,947
Sonoco Products Co.	32,300	1,497,105
Steel Dynamics Inc.	43,700	984,998
Valvoline Inc.	28,500	373,065

		24,440,137

Real Estate 3.9%
American Tower Corp.	67,450	14,687,237
EPR Properties	23,750	575,225
Gaming and Leisure Properties Inc.	57,000	1,579,470
Kimco Realty Corp.	113,050	1,093,194
National Retail Properties Inc.	57,950	1,865,410
OMEGA Healthcare Investors Inc.	71,250	1,890,975
Public Storage	57,000	11,320,770
Realty Income Corp.	104,500	5,210,370
Simon Property Group Inc.	80,750	4,429,945
Spirit Realty Capital Inc.	33,250	869,488
STORE Capital Corp.	61,750	1,118,910
Ventas Inc.	68,400	1,833,120
VEREIT Inc.	327,750	1,602,697
WP Carey Inc.	42,659	2,477,635

		50,554,446

Utilities 7.9%
Alliant Energy Corp.	69,350	3,348,912
Ameren Corp.	48,450	3,528,613
American Electric Power Co. Inc.	40,850	3,267,183
Atmos Energy Corp.	34,200	3,393,666
Consolidated Edison Inc.	95,950	7,484,100
Dominion Energy Inc.	122,550	8,846,884
DTE Energy Co.	58,900	5,593,733
Evergy Inc.	46,550	2,562,578
Eversource Energy	85,500	6,686,955
Exelon Corp.	284,050	10,455,880
Hawaiian Electric Industries Inc.	33,250	1,431,413
NextEra Energy Inc.	69,350	16,686,997
OGE Energy Corp.	59,850	1,839,191
PPL Corp.	150,100	3,704,468
Public Service Enterprise Group Inc.	171,000	7,679,610
Sempra Energy	22,800	2,576,172
The Southern Co.	215,650	11,675,291
Xcel Energy Inc.	43,700	2,635,110

		103,396,756

Total Investments before Short Term Investments (Cost $1,523,639,463)		1,306,012,557

26	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Equity ETF (continued)

		Shares	Value
	Short Term Investments (Cost $911,900) 0.1%
	Investments from Cash Collateral Received for Loaned Securities 0.1%
	Money Market Funds 0.1%
c,d	Institutional Fiduciary Trust Portfolio, 0.32%	911,900	$911,900

	Total Investments (Cost $1,524,551,363) 99.6%		1,306,924,457
	Other Assets, less Liabilities 0.4%		4,658,868

	Net Assets 100.0%		$1,311,583,325

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2020. See Note 1(c).

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(b).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
S&P 500 E-Mini	Long	31	$3,983,035	6/19/20	$(111,042)

*As of period end.

See note 7 regarding other derivative information.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$30.32	$27.70	$25.51

Income from investment operations[b]:

Net investment income[c]	0.50	0.47	0.38

Net realized and unrealized gains (losses)	(5.41)	2.53	2.18

Total from investment operations	(4.91)	3.00	2.56

Less distributions from net investment income	(0.47)	(0.38)	(0.37)

Net asset value, end of year	$24.94	$30.32	$27.70

Total return[d]	(16.50)%	10.92%	10.09%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.30%	0.30%	0.99%	[f]

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%	[f]

Net investment income	1.60%	1.65%	1.58%

Supplemental data

Net assets, end of year (000’s)	$13,718	$10,612	$2,770

Portfolio turnover rate[g]	24.20% [h]	23.49%	36.21%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hPortfolio turnover rate excluding cash creation for the year end March 31, 2020 was as follows: 24.20%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin LibertyQ U.S. Mid Cap Equity ETF

		Shares	Value
	Common Stocks 99.7%
	Communication Services 1.4%
a	AMC Networks Inc., A	484	$11,766
	Cinemark Holdings Inc.	1,078	10,985
	John Wiley & Sons Inc., A	451	16,908
a,b	Match Group Inc.	616	40,681
	Omnicom Group Inc.	2,090	114,741

			195,081

	Consumer Discretionary 19.1%
a	AutoNation Inc.	407	11,420
a	AutoZone Inc.	154	130,284
	Best Buy Co. Inc.	2,255	128,535
	BorgWarner Inc.	2,090	50,933
a	Burlington Stores Inc.	803	127,243
a	Capri Holdings Ltd.	1,518	16,379
	Carter’s Inc.	506	33,259
	Columbia Sportswear Co.	121	8,442
	Dick’s Sporting Goods Inc.	803	17,072
	Dollar General Corp.	1,155	174,417
	Expedia Group Inc.	1,001	56,326
a	Five Below Inc.	363	25,548
	Foot Locker Inc.	1,353	29,834
	Garmin Ltd.	1,331	99,772
	Gentex Corp.	1,771	39,245
	Genuine Parts Co.	1,485	99,985
	H&R Block Inc.	2,156	30,356
	Hanesbrands Inc.	3,751	29,520
	Hasbro Inc.	1,221	87,363
	Kohl’s Corp.	1,958	28,567
	L Brands Inc.	2,673	30,900
a	Lululemon Athletica Inc.	803	152,209
b	Macy’s Inc.	3,993	19,606
	Nordstrom Inc.	1,474	22,611
a	NVR Inc.	33	84,781
a	O’Reilly Automotive Inc.	407	122,527
a	Ollie’s Bargain Outlet Holdings Inc.	341	15,802
	Penske Automotive Group Inc.	363	10,164
	Pool Corp.	528	103,895
	Ralph Lauren Corp.	506	33,816
	Sirius XM Holdings Inc.	5,874	29,018
	Six Flags Entertainment Corp.	770	9,656
a	Skechers USA Inc., A	1,309	31,076
	Tapestry Inc.	3,190	41,311
a	Tempur Sealy International Inc.	407	17,790
	The Gap Inc.	2,915	20,522
	Tiffany & Co.	1,177	152,421
	Tractor Supply Co.	1,606	135,787
a	Ulta Beauty Inc.	572	100,500
a	Urban Outfitters Inc.	814	11,591
	Whirlpool Corp.	297	25,483
	Williams-Sonoma Inc.	979	41,627
	Wyndham Destinations Inc.,	1,056	22,915
	Yum China Holdings Inc.	3,795	161,781

			2,622,289

	Consumer Staples 9.9%
	Brown-Forman Corp., A	506	25,998
	Brown-Forman Corp., B	2,035	112,963
	Campbell Soup Co.	1,639	75,656

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Staples (continued)
	Church & Dwight Co. Inc.	2,255	$144,726
	Clorox Co.	1,221	211,538
	Flowers Foods Inc.	2,519	51,690
a	Grocery Outlet Holding Corp.	154	5,288
a	Herbalife Ltd.	1,078	31,435
	Kellogg Co.	2,453	147,156
	McCormick & Co. Inc.	1,045	147,564
	Nu Skin Enterprises Inc., A	649	14,181
a	Sprouts Farmers Market Inc.	1,364	25,357
	The Hershey Co.	1,232	163,240
	The Kroger Co.	6,644	200,117

			1,356,909

	Financials 11.7%
	Ally Financial Inc.	3,410	49,206
	American National Insurance Co.	88	7,249
a	Arch Capital Group Ltd.	3,817	108,632
a	Brighthouse Financial Inc.	968	23,397
	Brown & Brown Inc.	2,024	73,309
	Cincinnati Financial Corp.	1,617	122,003
	CNA Financial Corp.	308	9,560
a	Credit Acceptance Corp.	121	30,939
	Discover Financial Services	2,145	76,512
	Evercore Inc.	330	15,200
	FactSet Research Systems Inc.	363	94,627
	First American Financial Corp.	1,056	44,785
	First Republic Bank	1,166	95,938
	Globe Life Inc.	957	68,875
	Janus Henderson Group PLC	1,122	17,189
	Lazard Ltd., A	1,045	24,620
	Legg Mason Inc.	924	45,137
	MarketAxess Holdings Inc.	385	128,039
	Mercury General Corp.	264	10,750
	MSCI Inc.	572	165,285
	Nasdaq Inc.	1,276	121,156
	Navient Corp.	1,881	14,258
	PacWest Bancorp	517	9,265
	Prosperity Bancshares Inc.	737	35,560
	Santander Consumer USA Holdings Inc.	1,243	17,290
	SEI Investments Co.	1,628	75,442
	Synchrony Financial	4,719	75,929
	Umpqua Holdings Corp.	1,694	18,465
	Unum Group	2,156	32,362

			1,610,979

	Health Care 9.0%
a	Acadia Healthcare Co. Inc.	825	15,139
a	Align Technology Inc.	649	112,894
	Cerner Corp.	2,541	160,058
a	Change Healthcare Inc.	253	2,527
	Chemed Corp.	66	28,591
	Encompass Health Corp.	1,111	71,137
a	Exelixis Inc.	1,903	32,770
a	Henry Schein Inc.	1,452	73,355
a	IDEXX Laboratories Inc.	726	175,866
a	Masimo Corp.	429	75,985
a	Mednax Inc.	913	10,627
a	Mettler-Toledo International Inc.	253	174,699

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
a	Molina Healthcare Inc.	506	$70,693
a	Premier Inc., A	286	9,358
	Universal Health Services Inc., B	902	89,370
a	Waters Corp.	737	134,171

			1,237,240

	Industrials 19.5%
	Allegion PLC	968	89,075
	Allison Transmission Holdings Inc.	1,100	35,871
b	American Airlines Group Inc.	3,652	44,518
	BWX Technologies Inc.	858	41,793
	C.H. Robinson Worldwide Inc.	1,419	93,938
	Cintas Corp.	704	121,947
	Copa Holdings SA	286	12,953
a	Copart Inc.	858	58,790
	Cummins Inc.	990	133,967
	Donaldson Co. Inc.	1,265	48,867
	Expeditors International of Washington Inc.	1,716	114,491
	Fastenal Co.	5,104	159,500
	Graco Inc.	1,892	92,197
	GrafTech International Ltd.	517	4,198
	Hubbell Inc., B	506	58,058
a	IAA Inc.	1,210	36,252
	IDEX Corp.	539	74,441
	KAR Auction Services Inc.	1,210	14,520
	Landstar System Inc.	352	33,743
	Lennox International Inc.	330	59,991
	Lincoln Electric Holdings Inc.	418	28,842
	ManpowerGroup Inc.	627	33,225
	MSC Industrial Direct Co. Inc., A	473	26,001
	Nordson Corp.	440	59,431
	Old Dominion Freight Line Inc.	1,073	140,776
	Robert Half International Inc.	1,551	58,550
	Rockwell Automation Inc.	924	139,441
	Rollins Inc.	1,749	63,209
	Schneider National Inc., B	528	10,211
	Snap-on Inc.	385	41,896
a	Teledyne Technologies Inc.	242	71,939
	Toro Co.	1,166	75,895
	Trane Technologies PLC	1,386	114,470
a	United Airlines Holdings Inc.	1,958	61,775
a	United Rentals Inc.	572	58,859
	W.W. Grainger Inc.	495	123,007
a	WABCO Holdings Inc.	429	57,936
	Watsco Inc.	385	60,842
	Xylem Inc.	1,738	113,196

			2,668,611

	Information Technology 15.6%
	Amdocs Ltd.	583	32,048
a	Aspen Technology Inc.	660	62,746
	Booz Allen Hamilton Holding Corp.	1,749	120,051
a	CACI International Inc., A	110	23,227
a	Cadence Design Systems Inc.	2,585	170,713
	CDW Corp.	1,342	125,168
	Citrix Systems Inc.	968	137,020
a	F5 Networks Inc.	737	78,586
a	Fair Isaac Corp.	275	84,615

franklintempleton.com	Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology (continued)
	Genpact Ltd.	1,452	$42,398
	Juniper Networks Inc.	2,948	56,425
	KLA Corp.	1,111	159,695
	Lam Research Corp.	682	163,680
a	Manhattan Associates Inc.	759	37,813
	National Instruments Corp.	1,408	46,577
	NetApp Inc.	2,684	111,896
	Paychex Inc.	2,101	132,195
	Pegasystems Inc.	297	21,155
a	Synopsys Inc.	1,287	165,753
	Ubiquiti Inc.	110	15,574
a	VeriSign Inc.	660	118,859
	Western Union Co.	4,334	78,576
	Xilinx Inc.	1,958	152,607

			2,137,377

	Materials 2.1%
	Ardagh Group SA	154	1,826
	Avery Dennison Corp.	836	85,163
	NewMarket Corp.	33	12,635
	Reliance Steel & Aluminum Co.	286	25,051
	RPM International Inc.	1,254	74,613
	Sonoco Products Co.	649	30,081
	Steel Dynamics Inc.	1,298	29,257
	The Chemours Co. LLC	1,441	12,782
	The Scotts Miracle-Gro Co., A	187	19,149

			290,557

	Real Estate 7.0%
	Alexandria Real Estate Equities Inc.	1,078	147,751
	Apple Hospitality REIT Inc.	2,288	20,981
	Camden Property Trust	693	54,913
	Coresite Realty Corp.	330	38,247
	EPR Properties	770	18,649
	Equity Lifestyle Properties Inc.	1,562	89,784
	Federal Realty Investment Trust	726	54,167
	Highwoods Properties Inc.	957	33,897
	Host Hotels & Resorts Inc.	6,820	75,293
	Lamar Advertising Co., A	946	48,511
	National Retail Properties Inc.	1,925	61,966
	Realty Income Corp.	2,376	118,467
	Retail Properties of America Inc., A	1,881	9,725
	Service Properties Trust	1,903	10,276
	Ventas Inc.	2,992	80,185
	Welltower Inc.	2,145	98,198

			961,010

	Utilities 4.4%
	Ameren Corp.	2,123	154,618
	Consolidated Edison Inc.	2,090	163,020
	Entergy Corp.	1,562	146,781
	PPL Corp.	5,335	131,668

			596,087

	Total Investments before Short Term Investments (Cost $16,506,650)		13,676,140

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Mid Cap Equity ETF (continued)

		Shares	Value
	Short Term Investments (Cost $75,900) 0.5%
	Investments from Cash Collateral Received for Loaned Securities 0.5%
	Money Market Funds 0.5%
c,d	Institutional Fiduciary Trust Portfolio, 0.32%	75,900	$75,900

	Total Investments (Cost $16,582,550) 100.2%		13,752,040
	Other Assets, less Liabilities (0.2)%		(33,844)

	Net Assets 100.0%		$13,718,196

aNon-income producing.

bA portion or all of the security is on loan at March 31, 2020. See Note 1(c).

cSee Note 3(c) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$27.66	$26.66	$25.36

Income from investment operations[b]:

Net investment income[c]	0.39	0.47	0.33

Net realized and unrealized gains (losses)	(7.15)	0.87	1.27

Total from investment operations	(6.76)	1.34	1.60

Less distributions from net investment income	(0.42)	(0.34)	(0.30)

Net asset value, end of year	$20.48	$27.66	$26.66

Total return[d]	(24.83)%	5.05%	6.34%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.35%	0.35%	1.15%	[f]

Expenses net of waiver and payments by affiliates	0.35%	0.35%	0.35%	[f]

Net investment income	1.41%	1.69%	1.40%

Supplemental data

Net assets, end of year (000’s)	$13,310	$17,979	$2,666

Portfolio turnover rate[g]	23.83% [h]	22.17%	23.99%

aFor the period April 26, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fEffective December 1, 2017, the Fund replaced the prior fee structure with a unified management fee. See Note 3(a).

gPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hPortfolio turnover rate excluding cash creation for the year end March 31, 2020 was as follows: 23.83%.

34	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin LibertyQ U.S. Small Cap Equity ETF

		Shares	Value
	Common Stocks 99.7%
	Communication Services 2.7%
a	AMC Entertainment Holdings Inc., A	1,638	$5,176
	Cogent Communications Holdings Inc.	1,365	111,889
b	Cumulus Media Inc., A	325	1,762
	Gannett Co. Inc.	4,004	5,926
b	Lee Enterprises Inc.	1,547	1,521
b	Liberty Latin America Ltd.	3,237	33,212
b	Liberty Latin America Ltd., A	1,287	13,539
	Marcus Corp.	650	8,008
	Meredith Corp.	1,261	15,409
	National CineMedia Inc.	2,171	7,077
	Scholastic Corp.	1,014	25,847
	Spok Holdings Inc.	533	5,698
b	TechTarget Inc.	351	7,234
	TEGNA Inc.	4,485	48,707
b	The Meet Group Inc.	1,625	9,539
b	Travelzoo	156	613
	Tribune Publishing Co.	260	2,109
b	TrueCar Inc.	2,964	7,173
b	WideOpenWest Inc.	819	3,898
b	Yelp Inc.	2,444	44,065

			358,402

	Consumer Discretionary 18.5%
b	1-800-FLOWERS.Com Inc.	897	11,867
	Aaron’s Inc.	1,924	43,829
	Abercrombie & Fitch Co., A	2,704	24,579
	Acushnet Holdings Corp.	1,196	30,761
b	America’s Car-Mart Inc.	221	12,453
	American Eagle Outfitters Inc.	6,045	48,058
b	American Public Education Inc.	455	10,888
b	Asbury Automotive Group Inc.	793	43,797
b	At Home Group Inc.	1,287	2,600
b	Barnes & Noble Education Inc.	1,183	1,609
	Bassett Furniture Industries Inc.	377	2,055
a	Bed Bath & Beyond Inc.	4,225	17,787
	Big Lots Inc.	1,729	24,586
	BJ’s Restaurants Inc.	650	9,029
	Bloomin’ Brands Inc.	3,822	27,289
	Brinker International Inc.	1,092	13,115
a	Buckle Inc.	1,170	16,041
	Caleres Inc.	1,482	7,706
	Callaway Golf Co.	2,626	26,838
b	Carrols Restaurant Group Inc.	936	1,704
	Chico’s FAS Inc.	4,420	5,702
b	Chuy’s Holdings Inc.	689	6,938
	Citi Trends Inc.	455	4,050
	Collectors Universe Inc.	260	4,074
	Core-Mark Holding Co. Inc.	1,053	30,084
	Cracker Barrel Old Country Store Inc.	949	78,976
b	Crocs Inc.	2,379	40,419
	Dana Inc.	4,459	34,825
a	Dave & Buster’s Entertainment Inc.	1,326	17,344
b	Deckers Outdoor Corp.	1,027	137,618
b	Del Taco Restaurants Inc.	754	2,586
b	Denny’s Corp.	2,132	16,374
	Designer Brands Inc., A	2,340	11,653
	Dillard’s Inc., A	351	12,969
b	Dorman Products Inc.	910	50,296

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
b	Duluth Holdings Inc.	377	$1,512
	Escalade Inc.	351	2,088
	Ethan Allen Interiors Inc.	1,014	10,363
b	Fiesta Restaurant Group Inc.	910	3,667
b	Fossil Group Inc.	1,105	3,635
b	Genesco Inc.	663	8,844
	Group 1 Automotive Inc.	689	30,495
	Guess? Inc.	1,924	13,026
	Hamilton Beach Brands Holding Co., A	234	2,225
	Haverty Furniture Cos. Inc.	793	9,429
b	Helen of Troy Ltd.	793	114,216
b	Hibbett Sports Inc.	611	6,681
	Hooker Furniture Corp.	338	5,276
b	Installed Building Products Inc.	338	13,476
a,b	iRobot Corp.	819	33,497
a,b	J. Jill Inc.	663	366
	Jack in the Box Inc.	884	30,984
	Johnson Outdoors Inc., A	169	10,596
b	K12 Inc.	1,066	20,105
b	Kontoor Brands Inc.	1,118	21,432
	La-Z-Boy Inc.	1,560	32,058
	LCI Industries	767	51,259
b	LGI Homes Inc.	598	27,000
	Lifetime Brands Inc.	455	2,571
b	Lindblad Expeditions Holdings Inc.	468	1,952
	Lithia Motors Inc.	806	65,923
	M.D.C. Holdings Inc.	1,157	26,842
b	M/I Homes Inc.	403	6,662
	Marine Products Corp.	273	2,206
b	Modine Manufacturing Co.	1,131	3,676
b	Monarch Casino & Resort Inc.	299	8,393
	Monro Inc.	1,066	46,702
	Movado Group Inc.	611	7,222
b	Murphy USA Inc.	429	36,190
	Office Depot Inc.	18,603	30,509
	Oxford Industries Inc.	689	24,983
	Papa John’s International Inc.	689	36,772
b	Perdoceo Education Corp.	2,405	25,950
	PetMed Express Inc.	754	21,700
	Rent-A-Center Inc.	1,885	26,654
	Rocky Brands Inc.	208	4,025
b	RTW RetailWinds Inc.	767	161
	Ruth’s Hospitality Group Inc.	962	6,426
b	Sally Beauty Holdings Inc.	4,134	33,403
	Shoe Carnival Inc.	390	8,100
	Shutterstock Inc.	598	19,232
	Signet Jewelers Ltd.	1,664	10,733
b	Sleep Number Corp.	1,027	19,677
	Sonic Automotive Inc.	923	12,257
b	Sonos Inc.	1,651	14,001
b	Sportsman’s Warehouse Holdings Inc.	1,612	9,930
b	Stamps.com Inc.	559	72,715
	Standard Motor Products Inc.	702	29,182
	Steven Madden Ltd.	3,055	70,968
a,b	Stitch Fix Inc., A	1,157	14,694
	Strategic Education Inc.	663	92,661
	Sturm Ruger & Co. Inc.	520	26,473
	Superior Group of Cos. Inc.	351	2,970

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
a	Tailored Brands Inc.	1,937	$3,370
	Tenneco Inc., A	1,482	5,335
	Texas Roadhouse Inc., A	2,717	112,212
	The Cato Corp., A	845	9,016
	The Cheesecake Factory Inc.	1,742	29,753
a	The Children’s Place Inc.	585	11,443
b	The Container Store Group Inc.	637	1,503
b	The Lovesac Co.	182	1,061
b	The Michaels Cos. Inc.	2,262	3,664
b	The RealReal Inc.	312	2,187
	Tilly’s Inc., A	871	3,597
	Tupperware Brands Corp.	1,885	3,054
	Twin River Worldwide Holdings Inc.	507	6,596
b	Vera Bradley Inc.	715	2,946
	Weyco Group Inc.	208	4,195
	Wingstop Inc.	832	66,310
	Winmark Corp.	78	9,939
	Wolverine World Wide Inc.	3,003	45,646
b	WW International Inc.	728	12,311
b	YETI Holdings Inc.	585	11,419
b	Zumiez Inc.	676	11,708

			2,462,509

	Consumer Staples 7.6%
	B&G Foods Inc., A	1,872	33,864
b	BellRing Brands Inc., A	572	9,753
b	Boston Beer Inc., A	351	129,014
b	Bridgford Foods Corp.	52	1,200
b	Central Garden & Pet Co.	325	8,937
b	Central Garden & Pet Co., A	1,209	30,914
	Coca-Cola Consolidated Inc.	143	29,820
b	Freshpet Inc.	780	49,819
	Ingles Markets Inc., A	520	18,803
	Inter Parfums Inc.	585	27,115
	J & J Snack Foods Corp.	546	66,066
	John B. Sanfilippo & Son Inc.	299	26,731
	Lancaster Colony Corp.	611	88,375
b	Lifevantage Corp.	351	3,615
	Medifast Inc.	416	26,000
a,b	National Beverage Corp.	403	17,188
	Natural Grocers by Vitamin Cottage Inc.	299	2,544
b	Natures Sunshine Products Inc.	299	2,431
b	Performance Food Group Co.	3,458	85,482
	PriceSmart Inc.	845	44,405
	Sanderson Farms Inc.	559	68,936
	SpartanNash Co.	923	13,217
b	The Chefs’ Warehouse Inc.	806	8,116
	Tootsie Roll Industries Inc.	455	16,373
	Turning Point Brands Inc.	247	5,214
	Universal Corp.	819	36,208
	Vector Group Ltd.	3,536	33,309
	Village Super Market Inc., A	351	8,628
	WD-40 Co.	533	107,053
	Weis Markets Inc.	377	15,706

			1,014,836

	Energy 0.3%
	Arch Coal Inc.	364	10,519

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Energy (continued)
	Berry Corp.	910	$2,193
b	CONSOL Energy Inc.	845	3,118
	CVR Energy Inc.	663	10,959
	Evolution Petroleum Corp.	390	1,018
	Falcon Minerals Corp., A	624	1,342
	Liberty Oilfield Services Inc., A	1,300	3,497
b	Penn Virginia Corp.	286	884
b	SilverBow Resources Inc.	208	514
	Solaris Oilfield Infrastructure Inc.	455	2,389

			36,433

	Financials 8.0%
	1st Source Corp.	442	14,334
	Alerus Financial Corp.	39	644
b	Amerant Bancorp Inc.	286	4,402
	Amerisafe Inc.	468	30,172
	Ames National Corp.	312	6,380
	Apollo Commercial Finance Inc.	3,978	29,517
	Arrow Financial Corp.	325	9,058
	Banco Latinoamericano de Comercio Exterior SA	858	8,846
	Bank7 Corp.	91	723
	Bankwell Financial Group Inc.	143	2,182
	Bar Harbor Bankshares	338	5,841
	Cadence Bancorp	3,081	20,181
	Capstead Mortgage Corp.	2,665	11,193
	Central Pacific Financial Corp.	611	9,715
	Citizens & Northern Corp.	377	7,540
a,b	Citizens Inc., A	1,430	9,324
	Codorus Valley Bancorp Inc.	221	3,558
	Cohen & Steers Inc.	754	34,269
	Colony Bankcorp Inc.	182	2,275
	Donegal Group Inc.	351	5,335
	Dynex Capital Inc.	689	7,193
	ESSA Bancorp Inc.	234	3,194
	Essent Group Ltd.	3,445	90,741
b	EZCORP Inc., A	1,560	6,505
	Federated Hermes Inc., B	3,107	59,188
	Financial Institutions Inc.	507	9,197
	First Bancorp Inc.	312	6,864
	First Bancorp Puerto Rico	4,602	24,483
	First Citizens Bancorp	416	6,223
	Franklin Financial Services Corp.	91	2,498
b	Genworth Financial Inc., A	14,170	47,044
	Greene County Bancorp Inc.	91	2,126
	Hawthorn Bancshares Inc.	130	2,386
	Heritage Financial Corp.	1,040	20,800
	Horace Mann Educators Corp.	1,417	51,848
	International Bancshares Corp.	1,365	36,691
	Invesco Mortgage Capital	3,809	12,989
	James River Group Holdings Ltd.	871	31,565
	LCNB Corp.	377	4,750
	Midwestone Financial Group Inc.	403	8,439
b	Mr Cooper Group Inc.	1,820	13,341
	National Western Life Group Inc., A	91	15,652
	Nelnet Inc., A	585	26,565
	Northfield Bancorp Inc.	1,404	15,711
	Northwest Bancshares Inc.	3,016	34,895
	Norwood Financial Corp.	156	4,165

38	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Financials (continued)
b	On Deck Capital Inc.	1,690	$2,603
b	Palomar Holdings Inc.	247	14,366
	Penns Woods Bancorp Inc.	234	5,686
	Peoples Financial Services Corp.	169	6,716
	Piper Sandler Cos.	312	15,778
	Premier Financial Bancorp Inc.	429	5,320
	Protective Insurance Corp., B	286	3,932
	Provident Financial Services Inc.	1,963	25,244
	Pzena Investment Management Inc., A	559	2,493
	Red River Bancshares Inc.	78	2,903
b	Regional Management Corp.	364	4,972
	Silvercrest Asset Management Group Inc., A	325	3,075
	Southern Missouri Bancorp Inc.	208	5,048
	Stewart Information Services Corp.	650	17,335
	Territorial Bancorp Inc.	286	7,021
	The Bank of Princeton	78	1,814
	Tiptree Inc., A	533	2,782
	Tompkins Financial Corp.	468	33,602
	TrustCo Bank Corp. NY	3,042	16,457
	United Bankshares Inc.	2,197	50,707
	United Fire Group Inc.	663	21,620
	United Security Bancshares	299	1,914
	Universal Insurance Holdings Inc.	884	15,841
	Value Line Inc.	39	1,262
	Waddell & Reed Financial Inc., A	1,794	20,416
b	Watford Holdings Ltd.	442	6,475
	West Bancorp	481	7,864
	Westwood Holdings Group Inc.	286	5,237

			1,069,025

	Health Care 12.4%
b	Addus Homecare Corp.	364	24,606
b	Amedisys Inc.	1,157	212,356
b	AMN Healthcare Services Inc.	1,443	83,420
b	Anika Therapeutics Inc.	195	5,637
b	AtriCure Inc.	1,157	38,864
	Atrion Corp.	52	33,800
b	Biospecifics Technologies Corp.	182	10,296
b	Cardiovascular Systems Inc.	1,209	42,569
b	Community Health Systems Inc.	2,639	8,814
	CONMED Corp.	871	49,882
b	Corcept Therapeutics Inc.	3,289	39,106
b	CorVel Corp.	273	14,881
b	Cross Country Healthcare Inc.	988	6,659
b	Eagle Pharmaceuticals Inc.	260	11,960
b	Enanta Pharmaceuticals Inc.	559	28,749
b	FibroGen Inc.	1,118	38,851
b	Glaukos Corp.	897	27,681
b	Globus Medical Inc., A	2,782	118,319
b	Haemonetics Corp.	1,469	146,401
b	Hanger Inc.	897	13,975
b	Inogen Inc.	520	26,863
	Invacare Corp.	481	3,574
b	iRadimed Corp.	117	2,498
b	Lantheus Holdings Inc.	806	10,285
	LeMaitre Vascular Inc.	559	13,930
b	LHC Group Inc.	871	122,114
b	Meridian Bioscience Inc.	1,495	12,558

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Health Care (continued)
b	Merit Medical Systems Inc.	1,742	$54,438
	Mesa Laboratories Inc.	78	17,635
b	Misonix Inc.	195	1,837
b	Myriad Genetics Inc.	2,119	30,323
	National Healthcare Corp.	455	32,637
	National Research Corp., A	442	20,102
b	NextGen Healthcare Inc.	1,898	19,815
b	NuVasive Inc.	1,521	77,054
b	Orthofix International Nv	637	17,842
b	OrthoPediatrics Corp.	208	8,245
a,b	Palatin Technologies Inc.	3,419	1,448
	Patterson Cos. Inc.	2,483	37,965
	Phibro Animal Health Corp.	715	17,282
b	Phreesia Inc.	182	3,827
b	Prestige Consumer Healthcare Inc.	1,508	55,313
	Simulations Plus Inc.	390	13,619
b	Supernus Pharmaceuticals Inc.	1,716	30,871
b	Tactile Systems Technology Inc.	624	25,060
b	The Joint Corp.	325	3,526
b	The Pennant Group Inc.	455	6,443
	Utah Medical Products Inc.	117	11,004
[b]	Vocera Communications Inc.	923	19,605

			1,654,539

	Industrials 22.6%
	ABM Industries Inc.	2,275	55,419
	Acco Brands Corp.	2,314	11,686
b	Advanced Disposal Services Inc.	2,236	73,341
b	Aegion Corp.	442	7,925
	Alamo Group Inc.	299	26,545
	Allegiant Travel Co.	416	34,029
	Allied Motion Technologies Inc.	221	5,238
	Altra Industrial Motion Corp.	1,651	28,876
	Applied Industrial Technologies Inc.	1,456	66,568
b	Atkore International Group Inc.	715	15,065
b	Axon Enterprise Inc.	1,534	108,561
	BG Staffing Inc.	338	2,528
b	BMC Stock Holdings Inc.	1,677	29,733
	Brady Corp., A	1,755	79,203
b	Builders FirstSource Inc.	2,821	34,501
b	Casella Waste Systems Inc., A	949	37,068
b	Cimpress PLC	702	37,346
	CompX International Inc.	52	790
	Costamare Inc.	754	3,408
b	Covenant Transportation Group Inc., A	416	3,607
	CRA International Inc.	104	3,475
	CSW Industrials Inc.	338	21,919
	Deluxe Corp.	1,638	42,473
	Douglas Dynamics Inc.	663	23,543
	Ennis Inc.	858	16,113
	EnPro Industries Inc.	585	23,154
	Exponent Inc.	2,028	145,834
b	Forrester Research Inc.	377	11,020
	Forward Air Corp.	1,053	53,334
b	Foundation Building Materials Inc.	572	5,886
b	Franklin Covey Co.	325	5,051
	Franklin Electric Co. Inc.	663	31,247
b	FTI Consulting Inc.	910	108,991

40	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Industrials (continued)
b	Generac Holdings Inc.	1,495	$139,289
b	GMS Inc.	585	9,202
	H&E Equipment Services Inc.	702	10,305
	Hawaiian Holdings Inc.	1,430	14,929
	Healthcare Services Group Inc.	2,197	52,530
	Heartland Express Inc.	1,352	25,107
	Heidrick & Struggles International Inc.	689	15,503
b	Heritage-Crystal Clean Inc.	598	9,712
	Herman Miller Inc.	2,106	46,753
	Hillenbrand Inc.	2,067	39,500
	HNI Corp.	1,560	39,296
	Hurco Cos. Inc.	143	4,161
	Hyster-Yale Materials Handling Inc.	299	11,987
	ICF International Inc.	650	44,655
	Insperity Inc.	1,261	47,035
	Interface Inc.	1,677	12,678
	John Bean Technologies Corp.	715	53,103
	Kadant Inc.	377	28,143
	Kaman Corp., A	871	33,507
	Kelly Services Inc., A	1,066	13,528
	Kforce Inc.	884	22,604
	Kimball International Inc., B	1,287	15,328
	Knoll Inc.	1,690	17,441
	Korn Ferry	2,002	48,689
b	Lawson Products Inc.	182	4,863
	McGrath RentCorp	767	40,175
	Miller Industries Inc.	338	9,559
	Mobile Mini Inc.	1,638	42,965
	Moog Inc., A	1,027	51,894
	MSA Safety Inc.	1,300	131,560
	National Presto Industries Inc.	143	10,126
	Omega Flex Inc.	117	9,875
b	P.A.M. Transportation Services Inc.	65	1,999
	Pitney Bowes Inc.	2,431	4,959
	Preformed Line Products Co.	91	4,535
b	Radiant Logistics Inc.	936	3,622
	Resources Connection Inc.	1,183	12,978
	Rush Enterprises Inc., B	130	3,966
b	SAIA Inc.	962	70,746
	Simpson Manufacturing Co. Inc.	1,495	92,660
b	SiteOne Landscape Supply Inc.	585	43,068
	Standex International Corp.	377	18,481
	Steelcase Inc., A	3,146	31,051
	Systemax Inc.	351	6,223
	Tennant Co.	559	32,394
	Tetra Tech Inc.	780	55,084
b	Transcat Inc.	182	4,823
b	Trex Co. Inc.	1,794	143,771
	UniFirst Corp.	481	72,674
	Universal Forest Products Inc.	897	33,359
	Universal Logistics Holdings Inc.	247	3,236
b	US Xpress Enterprises Inc., A	624	2,084
b	Vicor Corp.	481	21,424
	Watts Water Technologies Inc., A	819	69,328
	Werner Enterprises Inc.	1,664	60,337
b	Willis Lease Fin Corp.	65	1,729

			3,004,010

franklintempleton.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Information Technology 12.3%
b	A10 Networks Inc.	1,521	$9,445
b	ACI Worldwide Inc.	2,483	59,964
b	Alarm.com Holdings Inc.	1,040	40,466
b	Altair Engineering Inc.	1,079	28,593
	American Software Inc., A	910	12,931
b	Appfolio Inc.	221	24,520
	Astro-Med Inc.	169	1,311
b	Avid Technology Inc.	949	6,387
	Badger Meter Inc.	884	47,382
b	Cambium Networks Corp.	91	510
b	Casa Systems Inc.	767	2,685
b	CEVA Inc.	650	16,204
b	ChannelAdvisor Corp.	754	5,474
b	Cirrus Logic Inc.	1,846	121,153
b	Coda Octopus Group Inc.	78	438
b	CommVault Systems Inc.	1,365	55,255
	CSG Systems International Inc.	1,209	50,597
	Daktronics Inc.	1,092	5,384
b	Digi International Inc.	390	3,721
b	eGain Corp.	585	4,288
b	ePlus Inc.	390	24,422
	EVERTEC Inc.	1,807	41,073
	Hackett Group Inc.	845	10,748
b	Immersion Corp.	975	5,226
b	Information Services Group Inc.	936	2,406
b	Insight Enterprises Inc.	1,209	50,935
b	Intelligent Systems Corp.	104	3,535
b	Iteris Inc.	1,053	3,370
	J2 Global Inc.	1,729	129,416
b	Majesco	182	994
	ManTech International Corp., A	845	61,406
	MAXIMUS Inc.	1,443	83,983
b	MicroStrategy Inc.	260	30,706
b	MobileIron Inc.	2,145	8,151
b	Napco Security Technologies Inc.	377	5,719
	NIC Inc.	2,405	55,315
b	Novanta Inc.	936	74,768
	NVE Corp.	156	8,117
b	OSI Systems Inc.	364	25,087
b	Paysign Inc.	429	2,214
	PC Connection Inc.	364	15,000
b	Perficient Inc.	455	12,326
b	Priority Technology Holdings Inc.	260	504
	Progress Software Corp.	988	31,616
	QAD Inc., A	325	12,977
b	Qualys Inc.	1,105	96,124
b	Rosetta Stone Inc.	624	8,748
b	ScanSource Inc.	741	15,850
b	Semtech Corp.	1,508	56,550
b	Silicon Laboratories Inc.	1,352	115,474
b	Sonim Technologies Inc.	260	182
b	SPS Commerce Inc.	1,105	51,394
b	Sykes Enterprises Inc.	585	15,865
	Tessco Technologies Inc.	169	826
	Vishay Intertechnology Inc.	3,692	53,202
	Xperi Corp.	1,053	14,647
b	Zix Corp.	1,846	7,956

			1,633,540

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Materials 1.7%
	Advanced Emissions Solutions Inc.	520	$3,416
	Greif Inc., A	806	25,059
	Greif Inc., B	182	7,291
	Myers Industries Inc.	1,079	11,599
	Orion Engineered Carbons SA	871	6,498
	PolyOne Corp.	1,118	21,208
	Quaker Chemical Corp.	325	41,041
	Schweitzer-Mauduit International Inc.	1,014	28,210
	Sensient Technologies Corp.	1,365	59,391
	Valhi Inc.	806	830
	Warrior Met Coal Inc.	1,365	14,496

			219,039

	Real Estate 6.2%
	Agree Realty Corp.	1,144	70,814
	American Assets Trust Inc.	1,131	28,275
a	CBL & Associates Properties Inc.	2,392	479
	Cedar Realty Trust Inc.	2,665	2,487
	CoreCivic Inc.	3,328	37,174
	DiamondRock Hospitality Co.	4,901	24,897
	First Industrial Realty Trust Inc.	3,718	123,549
	Franklin Street Properties Corp.	3,146	18,026
	Lexington Realty Trust	7,917	78,616
	LTC Properties Inc.	1,170	36,153
	Monmouth Real Estate Investment Corp., A	2,509	30,233
	National Health Investors Inc.	1,391	68,882
	One Liberty Properties Inc.	442	6,157
	Preferred Apartment Communities Inc., A	1,560	11,201
	PS Business Parks Inc.	728	98,658
	QTS Realty Trust Inc., A	1,326	76,921
	RE/MAX Holdings Inc., A	663	14,533
	Realogy Holdings Corp.	2,899	8,726
	RPT Realty	2,652	15,991
	Summit Hotel Properties Inc.	2,444	10,314
a	Tanger Factory Outlet Centers Inc.	2,262	11,310
	Universal Health Realty Income Trust	364	36,695
	Urstadt Biddle Properties, A	936	13,198
	Whitestone REIT	1,079	6,690

			829,979

	Utilities 7.4%
	American States Water Co.	1,287	105,199
	Artesian Resources Corp., CL A	221	8,261
	Avista Corp.	2,015	85,617
	Black Hills Corp.	1,755	112,373
	California Water Service Group	1,638	82,424
	Clearway Energy Inc., A	1,118	19,196
	Clearway Energy Inc., C	2,210	41,548
	Consolidated Water Co. Ltd.	208	3,411
	El Paso Electric Co.	1,287	87,465
	Genie Energy Ltd., B	338	2,427
	Global Water Resources Inc.	338	3,444
	MGE Energy Inc.	1,079	70,642
	NorthWestern Corp.	1,352	80,890
	PNM Resources Inc.	2,314	87,932
	SJW Group	728	42,057
	Southwest Gas Holdings Inc.	1,651	114,844
	Spark Energy Inc., A	403	2,527

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin LibertyQ U.S. Small Cap Equity ETF (continued)

		Shares	Value
	Common Stocks (continued)
	Utilities (continued)
	Unitil Corp.	455	$23,806
	York Water Co.	351	15,254

			989,317

	Total Investments before Short Term Investments (Cost $18,130,165)		13,271,629

	Short Term Investments (Cost $131,291) 1.0%
	Investments from Cash Collateral Received for Loaned Securities 1.0%
	Money Market Funds 1.0%
c,d	Institutional Fiduciary Trust Portfolio, 0.32%	131,291	131,291

	Total Investments (Cost $18,261,456) 100.7%		13,402,920
	Other Assets, less Liabilities (0.7)%		(93,244)

	Net Assets 100.0%		$13,309,676

See Abbreviations on page 57.

aA portion or all of the security is on loan at March 31, 2020. See Note 1(c).

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 3(c) regarding investments in affiliated management investment companies.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$1,523,639,463	$16,506,650	$18,130,165
Cost – Non-controlled affiliates (Note 3c)	911,900	75,900	131,291

Value – Unaffiliated issuers+	$1,306,012,557	$13,676,140	$13,271,629
Value – Non-controlled affiliates (Note 3c)	911,900	75,900	131,291
Cash	3,265,305	22,086	22,965
Receivables:
Capital shares sold	2,788,812	—	—
Dividends	2,146,711	23,496	19,616
Deposits with brokers for:
Futures contracts	372,000	—	—

Total assets	1,315,497,285	13,797,622	13,445,501

Liabilities:
Payables:
Investment securities purchased	2,768,690	—	—
Management fees	169,037	3,526	4,534
Variation margin on futures contracts	64,333	—	—
Payable upon return of securities loaned	911,900	75,900	131,291

Total liabilities	3,913,960	79,426	135,825

Net assets, at value	$1,311,583,325	$13,718,196	$13,309,676

Net assets consist of:
Paid-in capital	$1,544,754,784	$16,694,032	$19,180,821
Total distributable earnings (loss)	(233,171,459)	(2,975,836)	(5,871,145)

Net assets, at value	$1,311,583,325	$13,718,196	$13,309,676

Shares outstanding	47,500,000	550,000	650,000

Net asset value per share	$27.61	$24.94	$20.48

+Includes securities loaned	890,893	74,242	124,409

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2020

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Investment income:
Dividends:
Unaffiliated issuers	$31,642,478	$251,655	$357,380
Interest:
Unaffiliated issuers	—	47	66
Interest from securities loaned:
Unaffiliated issuers (net of fees and rebates)	(722)	334	1,199
Non-Controlled affiliates (Note 3c)	97,763	413	4,505

Total investment income	31,739,519	252,449	363,150

Expenses:
Management fees (Note 3a)	2,294,682	39,896	72,370
Other	—	—	59

Total expenses	2,294,682	39,896	72,429
Expenses waived/paid by affiliates (Note 3c)	(3,247)	(89)	(1,012)

Net expenses	2,291,435	39,807	71,417

Net investment income	29,448,084	212,642	291,733

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(14,494,521)	(69,352)	(714,560)
In-kind redemptions	71,265,331	604,172	791,412
Futures contracts	(77,484)	—	—

Net realized gain (loss)	56,693,326	534,820	76,852

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(257,955,467)	(3,745,164)	(5,286,481)
Futures contracts	(216,502)	—	—

Net change in unrealized appreciation (depreciation)	(258,171,969)	(3,745,164)	(5,286,481)

Net realized and unrealized gain (loss)	(201,478,643)	(3,210,344)	(5,209,629)

Net increase (decrease) in net assets resulting from operations	$(172,030,559)	$(2,997,702)	$(4,917,896)

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$29,448,084	$7,322,781	$212,642	$121,894
Net realized gain (loss)	56,693,326	9,804,269	534,820	106,914
Net change in unrealized appreciation (depreciation)	(258,171,969)	31,328,794	(3,745,164)	734,943

Net increase (decrease) in net assets resulting from operations	(172,030,559)	48,455,844	(2,997,702)	963,751

Distributions to shareholders (Note 1e)	(26,642,033)	(6,162,655)	(202,973)	(106,377)

Capital share transactions: (Note 2)	502,001,368	857,635,782	6,306,864	6,984,672

Net increase (decrease) in net assets	303,328,776	899,928,971	3,106,189	7,842,046
Net assets:
Beginning of year	1,008,254,549	108,325,578	10,612,007	2,769,961

End of year (Note 1e)	$1,311,583,325	$1,008,254,549	$13,718,196	$10,612,007

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	47

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$291,733	$158,146
Net realized gain (loss)	76,852	(169,234)
Net change in unrealized appreciation (depreciation)	(5,286,481)	302,305

Net increase (decrease) in net assets resulting from operations	(4,917,896)	291,217

Distributions to shareholders (Note 1e)	(314,153)	(121,259)

Capital share transactions: (Note 2)	562,588	15,142,986

Net increase (decrease) in net assets	(4,669,461)	15,312,944
Net assets:
Beginning of year	17,979,137	2,666,193

End of year (Note 1e)	$13,309,676	$17,979,137

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

b. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 7 regarding other derivative information.

c. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

For the year ended March 31, 2019, distributions to shareholders were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Distributions from net investment income	$(6,162,655)	$(106,377)	$(121,259)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin LibertyQ U.S. Equity ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount

Shares sold	25,800,000	$846,426,405	31,000,000	$938,802,146
Shares redeemed	(10,400,000)	(344,425,037)	(2,700,000)	(81,166,364)

Net increase (decrease)	15,400,000	$502,001,368	28,300,000	$857,635,782

	Franklin LibertyQ U.S. Mid Cap Equity ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	300,000	$9,365,575	300,000	$8,425,958
Shares redeemed	(100,000)	(3,058,711)	(50,000)	(1,441,286)

Net increase (decrease)	200,000	$6,306,864	250,000	$6,984,672

	Franklin LibertyQ U.S. Small Cap Equity ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	250,000	$6,943,400	600,000	$16,620,824
Shares redeemed	(250,000)	(6,380,812)	(50,000)	(1,477,838)

Net increase (decrease)	—	$562,588	550,000	$15,142,986

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non routine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin LibertyQ U.S. Equity ETF	0.15%
Franklin LibertyQ U.S. Mid Cap Equity ETF	0.30%
Franklin LibertyQ U.S. Small Cap Equity ETF	0.35%

Prior to August 1, 2019, the Franklin LibertyQ U. S. Equity ETF paid fees to Franklin Advisers, Inc. of 0.25% per year based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2020, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change In (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin LibertyQ U.S. Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$20,580,058	$(19,668,158)	$—	$—	$911,900	911,900	$97,763

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change In (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin LibertyQ U.S. Mid Cap Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$27,777	$860,856	$(812,733)	$—	$—	$75,900	75,900	$413

Franklin LibertyQ U.S. Small Cap Equity ETF								Income from Securities loaned
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$102,580	$6,178,207	$(6,149,496)	$—	$—	$131,291	131,291	$4,505

d. Other Affiliated Transactions

At March 31, 2020, the shares of Franklin LibertyQ U.S. Equity ETF were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]
Franklin LibertyQ U.S. Equity ETF
Franklin Conservative Allocation Fund	3,261,745	6.9%
Franklin Moderate Allocation Fund	7,305,230	15.4%
Franklin Growth Allocation Fund	6,170,889	13.0%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	2,656,770	5.6%
Franklin 529 Portfolios	11,940,420	25.1%

	31,335,054	66.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Capital loss carryforwards not subject to expiration:
Short term	$11,114,119	$35,294	$518,055
Long term	7,023,123	120,561	476,044

Total capital loss carryforwards	$18,137,242	$155,855	$994,099

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

The tax character of distributions paid during the years ended March 31, 2020 and 2019, were as follows:

	Franklin LibertyQ U.S. Equity ETF		Franklin LibertyQ U.S. Mid Cap Equity ETF		Franklin LibertyQ U.S. Small Cap Equity ETF
	2020	2019	2020	2019	2020	2019
Distributions paid from ordinary income	$26,642,033	$6,162,655	$202,973	$106,377	$314,153	$121,259

At March 31, 2020, the cost of investments and net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of investments	$1,526,055,297	$16,600,725	$18,312,863

Unrealized appreciation	$27,768,931	$441,489	$513,553
Unrealized depreciation	(246,899,771)	(3,290,174)	(5,423,496)

Net unrealized appreciation (depreciation)	$(219,130,840)	$(2,848,685)	$(4,909,943)

Distributable earnings – undistributed ordinary income	$4,096,623	$28,704	$32,897

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2020, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Purchases	$248,832,596	$3,196,952	$5,126,159
Sales	$243,569,636	$3,153,321	$4,855,475

In-kind transactions associated with creation and redemptions for the year ended March 31, 2020, were as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Cost of Securities Received	$831,555,142	$—	$—
Value of Securities Delivered	$333,241,177	$67,166	$—

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NOTES TO FINANCIAL STATEMENTS

5. Investment Transactions (continued)

At March 31, 2020, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
Securities lending transactions[a]:
Equity investments[b]	$911,900	$75,900	$131,291

aThe agreements can be terminated at any time.

bThe gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives

7. Other Derivative Information

At March 31, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin LibertyQ U.S. Equity ETF

Equity contracts	Variation margin on futures contracts	$—	Variation margin on futures contracts	$111,042

Totals		$—		$111,042

For the year ended March 31, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin LibertyQ U.S. Equity ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity Contracts	Future Contracts	$(77,484)	Future Contracts	$(216,502)

For the year ended March 31, 2020, the average month end notional amount of futures contracts was $2,070,290

See Note 1(b) regarding derivative financial instruments.

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NOTES TO FINANCIAL STATEMENTS

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
REIT	Real Estate Investment Trust

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF, and Franklin LibertyQ U.S. Small Cap Equity ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin LibertyQ U.S. Equity ETF, Franklin LibertyQ U.S. Mid Cap Equity ETF, and Franklin LibertyQ U.S. Small Cap Equity ETF (the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended March 31, 2020.

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
94.42%	94.83%	87.94%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2020.

Franklin LibertyQ U.S. Equity ETF	Franklin LibertyQ U.S. Mid Cap Equity ETF	Franklin LibertyQ U.S. Small Cap Equity ETF
$29,006,938	$207,191	$282,742

Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	44	Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and FlipKart Limited (2019-present) (eCommerce company); formerly, CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2020	44	Fluor Corporation (construction and engineering) (2014-present), IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and Focus Financial Partner, LLC (financial services) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	44	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Funds and the Funds’ net asset value may be found on the Funds’ website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF3 A 05/20

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2020

Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin Liberty Municipal Bond ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

franklintempleton.com	Not part of the annual report	1

ANNUAL REPORT

Municipal Bond Market Overview

The 12-month period ended March 31, 2020, was defined by two distinct phases: before and during the global outbreak of the novel coronavirus (COVID-19). In terms of U.S.-domiciled assets, equities, corporate bonds, U.S. Treasuries and municipal bonds all posted positive returns for the period’s first 10 and a half months. By the end of February, COVID-19 had spread globally and economies around the world took notice. Volatility in all asset types spiked during the period’s final five weeks. Risk assets, including municipal bonds, experienced selling pressure that resulted in negative total returns for the period, while U.S. Treasury prices rallied and drove yields, which move inversely to price, to reach historical lows.

To show the dramatic turn of events during March 2020, we are providing returns of certain major asset classes for the 12-month and one-month periods ended March 31, 2020. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, posted total returns of +3.85% and -3.63% for the 12-month and one-month periods, respectively, compared with -0.74% and -11.00% total returns for high-yield municipal bonds, as measured by the Bloomberg Barclays High Yield Municipal Bond Index.1 U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, posted total returns of +13.23% and +2.89% for the 12-month and one-month periods, respectively, compared with +4.98% and -7.09% total returns for investment-grade corporate bonds, as measured by the Bloomberg Barclays U.S. Corporate Bond Index.1 All four of these fixed income sectors outperformed U.S. stocks, as measured by the Standard & Poor’s® 500 Index, which posted total returns of -6.98% and -12.35% for the 12-month and one-month periods, respectively.1

As one would expect during times of financial distress, investment-grade municipal bonds performed better than their high-yield counterparts as well as U.S. equities during the 12-month and one-month periods. However, during both time periods, municipal bonds underperformed U.S. Treasuries and investment-grade corporate bonds, and U.S. Treasuries outperformed all these asset classes.

As volatility due to the COVID-19 pandemic increased across financial markets in late February 2020 and into early March, the municipal bond market seemed relatively impervious. However, during the second week of March, the municipal bond market experienced one of its worst single-day price declines over the past decade.

Federal authorities quickly implemented monetary policy and fiscal stimulus packages to combat the economic and market impact of the global pandemic. Despite the federal responses, many investors expected an economic recession and fled to perceived safe-haven assets, most specifically U.S. Treasury securities. Although yields on U.S. Treasuries dropped to all-time lows as prices rose, municipal bonds sold off significantly as many investors priced in the potential effects of the economic slowdown on state and local governments, as well as related municipal bond sectors. Municipal bond yields moved abruptly and significantly higher in mid-March 2020, but the selloff abated after the U.S. Federal Reserve (Fed) stepped in to help stabilize short-dated municipal securities. Similarly, the phase 3 federal stimulus package, which gives the Fed the ability to buy municipal bonds, also served to somewhat calm the market.

In the U.S., the recent selloff in municipal bonds appeared similar to the global financial crisis more than a decade ago, with many investors seemingly believing U.S. Treasuries are the only safe-haven investments. Although uncertainty related to the COVID-19 pandemic has been the main reason for municipal bond market volatility, we have seen a number of other contributing factors.

For example, the oil shock that began to impact corporate bond markets in late February 2020 gained steam and started to play a more meaningful role in the municipal bond market. Another key factor contributing to the recent declines is the municipal bond mutual fund market’s transition to net redemptions after experiencing record net inflows in 2019 and the first two months of 2020. The entire municipal market sold off toward period-end, which may be one reason why high-yield municipal bonds have been hit the hardest.

Although we believe certain credits and sectors are more likely to be negatively impacted by these factors than others, the recent selloff has been indiscriminate in nature, hitting broad swaths of the municipal bond market and potentially creating attractive opportunities for some tax-sensitive investors.

We entered this downturn coming off a relatively strong economy, and we think many state and local governments, as well as most municipal bond issuers, are fairly well positioned heading into this crisis. After the recent selloff, yields for even the highest-rated segment of the municipal bond market (AAA) far surpassed the yields for U.S. Treasuries across

1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

See www.franklintempletondatasources.com for additional data provider information.

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maturity terms, and short-term AAA municipal bond yields exceeded those of long-term U.S. Treasuries in some cases. Depending on an investor’s tax situation, we believe the higher yields provided by municipal bonds compared with U.S. Treasuries have become incrementally more compelling.

The Investment Company Institute (ICI) reported net outflows from municipal bond mutual funds in March, as investors pulled their money out of municipal bond mutual funds as markets generally sold off. This ended a run of 14 consecutive months of net inflows. According to the ICI, as of March 25, 2020, municipal bond mutual funds had approximately -$42 billion of net outflows during March 2020, the largest monthly net outflow on record, bringing the 2020 year-to-date total net outflows to approximately -$21 billion.

The Fed has acted aggressively to stem the tide of negative economic repercussions. The central bank had already lowered the federal funds target rate three times in 2019 to a range of 1.50%–1.75%. In March 2020, however, the Fed implemented two emergency rate cuts, lowering the federal funds target rate to a range of 0.00%–0.25%. The Fed also implemented additional tools, with several specifically intended to support stability in the municipal bond market.

We believe our approach to municipal bond investing is particularly well-suited for the volatile market environment. Over the last several years, we have focused on purchasing high-quality bonds, as the yield spreads between high-quality and lower-quality bonds have been narrow. We have also maintained exposure to pre-refunded bonds, the most liquid high-quality municipal bonds in the market. Our seasoned team of analysts and portfolio managers have navigated difficult times before, and we are using the team’s knowledge and experience to navigate through this crisis. Although we recognize that volatility will persist as long as the significant level of uncertainty weighs on financial markets, we are confident in our ability to provide relative downside protection for tax-sensitive, income-oriented investors.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our disciplined approach of investing to maximize income, while seeking value in the municipal bond market.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	3

Franklin Liberty Intermediate Municipal Opportunities ETF

This annual report for Franklin Liberty Intermediate Municipal Opportunities ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years, and may invest in municipal securities in any rating category by U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Composition*

3/31/20

Ratings	% of Total Investments
AAA	8.16%
AA	24.61%
A	21.45%
BBB	23.98%
Not Rated	21.80%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +1.60% based on market price and +1.61% based on net asset value (NAV). In comparison, the Bloomberg Barclays Municipal 1-15 Year Index posted a +3.31% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

3/31/20

% of Total Investments*
General Obligation Bonds	17.70%
Hospital & Health Care	23.51%
Tax Supported Debt	14.90%
Utilities	9.88%
Higher Education	8.40%
Other Revenue Bonds	7.11%
Housing	7.14%
Subject to Government App	4.08%
Transportation	6.22%
Corporate-Backed	1.06%

*Does not include cash and cash equivalents.

Manager’s Discussion

During the reporting period, we found value in securities in the eight- to 15-year maturity range. Given the Fund’s average maturity cannot exceed 10 years, this represented the longer end of our target universe. The municipal yield curve

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 17.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

remains positively sloped and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after-tax income for investors. In addition, we were able to find attractive opportunities in the high-yield space; therefore, we selectively added higher-yielding securities to the portfolio while selling existing positions with lower yields.

The Fund is overweight in BBB rated and below investment-grade securities relative to the benchmark; this positioning was the primary driver of the Fund’s underperformance versus its benchmark index, due to the selloff in the high-yield market in the final month of the reporting period. Given the Fund’s mandate, we will continue to look for opportunities to add high-yielding securities with a focus on the seven- to 15-year portion of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Typically, in declining rate environments, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. However, when rates rise, our turnover increases as opportunities to purchase securities that have the potential to increase income in the portfolio become available.

Thank you for your participation in Franklin Liberty Intermediate Municipal Opportunities ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+1.61%	+1.60%	+1.61%	+1.61%
Since Inception (8/31/17)	+5.05%	+4.96%	+1.93%	+1.89%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
2.42%	2.22%	1.25%	3.75%	2.11%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17–3/31/20

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.661908

Total Annual Operating Expenses9

With Waiver	Without Waiver
0.30%	2.15%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may invest in lower-rated bonds which include higher risk of default and loss of principal. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Source: Morningstar. Bloomberg Barclays 1-15 Year Municipal Index measures the performance of municipal bonds with maturities from one to 17 years. It is a component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERMEDIATE MUNICIPAL OPPORTUNITIES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 × $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$978.80	$2.08	$1022.90	$2.12	0.42%

1. Expenses are equal to annualized expense ratio for the six-month period as indicated above—in the far right column—multipied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	9

Franklin Liberty Municipal Bond ETF

This annual report for Franklin Liberty Municipal Bond ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income that is exempt from federal income taxes, including the federal alternative minimum tax, by investing at least 80% of its net assets in municipal securities that pay interest free from such taxes.1 The Fund seeks to maintain a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five to 15 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Credit Quality Composition*

3/31/20

Ratings	% of Total Investments
AAA	27.63%
AA	61.34%
A	9.07%
Not Rated	1.96%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by US government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of +6.20% based on market price and +5.92% based on net asset value (NAV). In comparison, the Bloomberg Barclays Municipal Bond Index posted a +3.85% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We select securities that we believe will provide the best balance between risk and return within the Fund’s range of allowable investments and we typically use a buy-and-hold strategy. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index.

Portfolio Composition

3/31/20

% of Total Investments*
General Obligation Bonds	28.22%
Utilities	26.02%
Tax Supported Debt	13.03%
Higher Education	9.82%
Hospital & Health Care	4.87%
Transportation	7.98%
Housing	4.38%
Other Revenue Bonds	4.23%
Subject to Government App	1.45%

*Does not include cash and cash equivalents.

Manager’s Discussion

During the 12-month reporting period, the Fund maintained its average maturity near 13.5 years, on the longer end of the target 5- to 15-year range. The municipal yield curve remains positively sloped and we believe focusing on longer maturities provides us with the best opportunities to achieve our objective of maximizing after-tax income for investors. We selectively added high-quality names at attractive spreads as the Fund continued to grow over the 12-month period. Security selection was a key contributor to the outperformance versus the Fund’s benchmark, while being overweight in bonds with maturities between 12 and 17 years

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 23.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

also contributed positively to relative performance. We will continue to look for opportunities to add high quality names at attractive prices with a focus on the 12- to 17-year portion of the yield curve. The Fund does not use leverage or derivatives. We believe our consistent, disciplined strategy can help our investors achieve high, tax-free income over the long term.

Typically, in declining rate environments, our turnover declines as we maintain exposure to securities that are producing income that exceeds their replacement value in the market. However, when rates rise, our turnover increases as opportunities to purchase securities that have the potential to increase income in the portfolio become available.

Thank you for your participation in Franklin Liberty Municipal Bond ETF. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com	Annual Report	11

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (9/5/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+5.92%	+6.20%	+5.92%	+6.20%
Since Inception (8/31/17)	+11.04%	+11.37%	+4.14%	+4.26%

	30-Day Standardized Yield[6]		Taxable Equivalent 30-Day Standardized Yield[7]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)	(with fee waiver)	(without fee waiver)
2.44%	1.65%	1.05%	2.79%	1.77%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

8/31/17–3/31/20

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY MUNICIPAL BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.614911

Total Annual Operating Expenses9

With Waiver	Without Waiver
0.30%	2.05%

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Taxable equivalent yield assumes the 2020 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.

8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

14	Annual Report	franklintempleton.com

FRANKLIN LIBERTY MUNICIPAL BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19[1]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1010.90	$1.51	$1023.50	$1.52	0.30%

1. Expenses are equal to annualized expense ratio for the six-month period as indicated above—in the far right column—multipied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	15

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Intermediate Municipal Opportunities ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.97	$24.40	$25.00

Income from investment operations[b]:

Net investment income[c]	0.58	0.63	0.22

Net realized and unrealized gains (losses)	(0.17)	0.57	(0.60)

Total from investment operations	0.41	1.20	(0.38)

Less distributions from net investment income	(0.66)	(0.63)	(0.22)

Net asset value, end of year	$24.72	$24.97	$24.40

Total return[d]	1.61%	4.99%	(1.53)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.46%	2.15%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%

Net investment income	2.29%	2.57%	1.55%

Supplemental data

Net assets, end of year (000’s)	$12,362	$7,490	$7,319

Portfolio turnover rate[f]	35.28%[g]	35.63%	17.49%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”)

gPortfolio turnover rate excluding cash creations for the year end March 31, 2020 was as follows: 35.28%

16	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty Intermediate Municipal Opportunities ETF

	Principal Amount*	Value
Municipal Bonds 83.6%
Alabama 0.9%
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Refunding, Series A, 4.00%, 12/01/33	100,000	$112,044

Alaska 2.3%
ALASKA ST INDL DEV & EXPORT AUTH REVENUE, 4.00%, 4/01/32	100,000	114,146
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	150,000	164,820

		278,966

Arizona 2.8%
La Paz County IDA Education Facility Lease Revenue, Chartere School Solutions-Harmony Public Schools Project, Series A, 5.00%, 2/15/28	100,000	110,556
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	118,660
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing II LLC, Arizona State University Project, Series A, 5.00%, 7/01/31	100,000	113,635

		342,851

Arkansas 0.9%
Arkansas Development Finance Authority Healthcare Revenue, Baptist Health, 4.00%, 12/01/34	100,000	114,843

California 4.5%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group, 5.00%, 6/01/27	100,000	110,385
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	100,000	98,678
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University District, 5.00%, 9/01/27	100,000	110,148
Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%, 8/15/28	100,000	118,825
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000	113,592

		551,628

Colorado 3.4%
Colorado State Health Facilities Authority Hospital Revenue, Christian Living Communities, Refunding and Improvement, 4.00%, 1/01/29	100,000	98,543
Regional Transportation District Sales Tax Revenue, FasTracks Project, Refunding, Series A, 5.00%, 11/01/27	100,000	125,876
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%, 12/01/30	100,000	102,330
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%, 12/01/27	100,000	96,679

		423,428

Connecticut 1.3%
Connecticut State HFA Housing Mortgage Finance Program Revnue, Series A, Subseries A-1, 2.875%, 11/15/30	150,000	156,567

Delaware 0.8%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University Project, Series A, 5.00%, 7/01/29	100,000	102,444

Florida 5.5%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Teaching Hospital and Clinics Inc., Refunding, Series B-1, 5.00%, 12/01/32	100,000	122,347
Jacksonville Health Care Facilities Revenue, Brooks Rehabilitation, Genesis Health Inc., Obligated Group, Refunding, 5.00%, 11/01/27	100,000	124,088
Miami Health Facilities Authority Revenue, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%, 7/01/28	150,000	137,139

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Florida (continued)
Osceola County Transportation Revenue, CABS, Refunding, Series A-2, 10/01/32	150,000	$107,723
St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 0.95%, 9/01/28	100,000	100,000
Village CDD No. 13 Special Assessment Revenue, 3.00%, 5/01/29	100,000	94,910

		686,207

Georgia 2.7%
Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic Assn. Project, Series B, Daily VRDN and Put, 0.78%, 7/01/35	100,000	100,000
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Refunding, Series A, 5.00%, 1/01/33	100,000	116,722
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/29	100,000	111,563

		328,285

Illinois 4.3%
Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	100,911
Illinois State Finance Authority MFHR,
Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	27,500
[a] Better Housing Foundation Blue Station Project, Series A-1, 4.25%, 12/01/28	100,000	60,000
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	118,869
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	245,000	222,854

		530,134

Kentucky 1.7%
County of Owen Water Facilities Revenue, Kentucky-American Water Co. Project, Refunding, Series A, 2.45%, 6/01/39	100,000	104,600
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding and Improvement, Series A, 4.00%, 5/01/29	100,000	99,730

		204,330

Louisiana 0.9%
Louisiana Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project, Series A, 5.00%, 7/01/29	100,000	106,046

Maryland 2.6%
Baltimore Special Obligation Revenue, Mayor and City Council of Baltimore, Harbor Point Project, Senior Lien, Refunding, Series A, 3.25%, 6/01/31	100,000	89,202
Frederick County Tax Increment and Special Tax B, Limited Obligation, Oakdale-Lake Linganore Project, Refunding, 3.25%, 7/01/29	140,000	128,422
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A, 5.00%, 6/01/27	100,000	109,917

		327,541

Massachusetts 0.9%
Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B, 5.00%, 7/01/27	100,000	110,228

Michigan 0.8%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	94,294

Minnesota 4.0%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	114,759
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	143,219
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	118,280
St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/25	100,000	117,649

		493,907

18	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Missouri 0.8%
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Refunding, 5.00%, 9/01/27	100,000	$104,723

Montana 1.0%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	118,103

Nevada 2.8%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%, 9/01/28	100,000	120,915
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%, 12/01/22	100,000	100,312
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	121,231

		342,458

New Hampshire 1.0%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	124,809

New Jersey 2.6%
New Jersey EDA Water Facilities Revenue, American Water Co. Inc., Project, Refunding, Series A, 2.20%, 10/01/39	100,000	100,680
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, 5.00%, 12/15/28	100,000	110,858
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	108,045

		319,583

New York 1.7%
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	111,428
Nassau County NY IDA, Civic Facility Revenue, Cold Spring Harbor Labortory, 0.60%, 1/01/34	100,000	100,000

		211,428

North Carolina 2.5%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	106,287
The Charlotte-Mecklenburg Hospital Authority Revenue, Carolinas HealthCare System, Refunding Series B, Daily VRDN and Put, 0.75%, 1/15/38	200,000	200,000

		306,287

Ohio 3.6%
Franklin County Convention Facilities Authority Hotel Project Revenue, GRTR Columbus Convention Center Hotel Expense Project, 5.00%, 12/01/30	100,000	94,811
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 5.00%, 11/01/28	100,000	125,208
Franklin County Revenue, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/31	100,000	125,814
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%, 1/15/28	100,000	98,732

		444,565

Pennsylvania 4.4%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC Events Center Project, 5.00%, 10/15/26	100,000	107,006
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project, 5.00%, 5/01/28	100,000	104,816
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	99,438
Luzerne County IDA Revenue, Pennsylvania-American Water Co. Project, Refunding, 2.45%, 12/01/39	100,000	105,620
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	130,496

		547,376

franklintempleton.com	Annual Report	19

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
South Carolina 0.9%
Patriots Energy Group Revenue, Gas System Improvement, Refunding, 4.00%, 6/01/33	100,000	$112,712

Tennessee 2.8%
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	102,964
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	116,642
Metropolitan Nashville Airport Authority Revenue, Subordinate, Series B, 5.00%, 7/01/30	100,000	123,557

		343,163

Texas 5.4%
Arlington Higher Education Finance Corp. Education Revenue, Riverwalk Education Foundation Inc., PSF Guarantee, 4.00%, 8/15/33	100,000	118,781
Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	113,821
Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	123,160
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue, Wesleyan Homes Inc. Project, Refunding, 4.00%, 1/01/29	100,000	90,205
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue, CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	99,570
Port Freeport Revenue, Brazoria County, senior lien, Series A, 5.00%, 6/01/31	100,000	127,256

		672,793

Utah 1.7%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	107,823
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	105,037

		212,860

Vermont 0.9%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series A, 5.00%, 7/01/28	100,000	117,503

Virginia 0.8%
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	102,507

Washington 4.7%
Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	117,949
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding, 5.00%, 12/01/29	100,000	116,332
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	123,629
University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	123,701
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/34	100,000	101,771

		583,382

Wisconsin 5.7%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	115,000	124,121
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%, 3/01/27	75,000	72,401
PFAR, Retirement Facilities, Friends Homes, Refunding, 4.00%, 9/01/29	100,000	94,357
PFAR, Ultimate Medical Academy Project, Refunding, Series A, 5.00%, 10/01/29	100,000	116,675
The Economic Development Corporation of the Township of Green Lake, Michigan Variable Rate Demand Revenue and Revenue Refunding Bonds (Interlochen Center For The Arts Project), Series 2004, 0.75%, 6/01/34	200,000	200,000

20	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Intermediate Municipal Opportunities ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series A, 4.00%, 9/15/27	100,000	$97,356

		704,910

Total Investments (Cost $10,438,040) 83.6%		10,332,905
Other Assets, less Liabilities 16.4%		2,029,412

Net Assets 100.0%		$12,362,317

See Abbreviations on page 37.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSee Note (7) regarding defaulted securities.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Municipal Bond ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.20	$24.34	$25.00

Income from investment operations[b]:

Net investment income[c]	0.46	0.67	0.30

Net realized and unrealized gains (losses)	1.02	0.85	(0.66)

Total from investment operations	1.48	1.52	(0.36)

Less distributions from net investment income	(0.61)	(0.66)	(0.30)

Net asset value, end of year	$26.07	$25.20	$24.34

Total return[d]	5.92%	6.38%	(1.45)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.00%	2.05%	1.71%

Expenses net of waiver and payments by affiliates	0.30%	0.30%	0.30%

Net investment income	1.77%	2.74%	2.11%

Supplemental data

Net assets, end of year (000’s)	$28,674	$8,820	$7,302

Portfolio turnover rate[f]	17.21%[g]	21.21%	5.00%

aFor the period August 31, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transaction that are executed as result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”)

gPortfolio turnover rate excluding cash creations for the year end March 31, 2020 was as follows: 17.21%

22	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty Municipal Bond ETF

	Principal Amount*	Value
Municipal Bonds 98.9%
Alabama 1.1%
Huntsville GO, wts., Series A, 5.00%, 5/01/37	250,000	$317,850

Alaska 0.6%
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%, 9/01/30	150,000	164,820

Arizona 1.7%
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000	118,660
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project, Refunding, Series A, 5.00%, 1/01/39	190,000	233,347
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000	137,025

		489,032

California 6.8%
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000	108,214
California State GO, Various Purpose, 3.00%, 10/01/37	700,000	726,047
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000	125,956
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000	123,312
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series D, 5.00%, 7/01/31	400,000	506,860
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5, CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000	111,782
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A, BAM Insured, 5.00%, 10/01/30	100,000	122,070
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000	121,641

		1,945,882

Colorado 2.7%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%, 12/01/42	100,000	121,791
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000	124,304
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000	115,739
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%, 3/01/35	100,000	114,220
Colorado Water Resources and Power Development Authority State Revolving Fund Revenue, Series A, 4.00%, 9/01/31	150,000	180,996
Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000	117,784

		774,834

Connecticut 1.2%
Connecticut State Health and Educational Facilities Authority Revenue, Yale New Haven Health Issue, Series B, 1.80%, 7/01/49	225,000	225,423
Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	100,000	114,870

		340,293

Delaware 1.1%
University of Delaware Revenue, 5.00%, 11/01/37	250,000	317,198

District of Columbia 2.3%
District of Columbia Income Tax Secured Revenue, Series A, 5.00%, 3/01/33	500,000	647,330

Florida 9.8%
Florida State Turnpike Authority Revenue, Refunding, Series A, 3.00%, 7/01/36	650,000	694,239
Fort Myers Utility System Revenue, Refunding, Series A, 4.00%, 10/01/34	500,000	584,105
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	100,000	121,947
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 4.00%, 7/01/36	600,000	692,496
Pasco County GO, Fire-Rescue Projects Improvements, Series B, 5.00%, 10/01/36	455,000	579,251
Sarasota County Utility System Revenue, Refunding, Series A, 5.00%, 10/01/34	100,000	127,410

		2,799,448

franklintempleton.com	Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Georgia 3.0%
Atlanta Airport Revenue, General, Series A, 5.00%, 7/01/34	175,000	$216,134
Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/35	100,000	117,089
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 4.00%, 4/01/48	100,000	103,082
Sub-series B, Monthly VRDN and Put, 1.809%, 4/01/48	425,000	423,325

		859,630

Hawaii 0.9%
Hawaii State Highway Revenue, Refunding, Series B, 5.00%, 1/01/29	210,000	253,907

Illinois 1.0%
Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put 9/01/22, 1.575%, 11/01/34	295,000	293,516

Indiana 1.0%
East Allen Multi School Building Corp. Revenue, Allen County, Ad Valorem Property Tax, first mortgage, 5.00%, 1/15/38	250,000	300,758

Kansas 0.4%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	109,439

Louisiana 0.6%
Louisiana GO, Series B, 4.00%, 10/01/34	155,000	174,970

Maine 2.4%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	100,000	124,505
Maine State Housing Authority Mortgage Purchase Revenue, Series F, 3.85%, 11/15/33	500,000	555,855

		680,360

Maryland 0.8%
Maryland State GO, State and Local Facilities Loan, First Series, 5.00%, 3/15/32	100,000	129,484
Prince George’s County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	107,331

		236,815

Massachusetts 3.4%
Braintree GO, municipal Purpose Loan of 2019, Refunding, 4.00%, 6/01/32	250,000	294,082
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series A, Subseries A-1, 5.00%, 7/01/33	100,000	122,284
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, 4.00%, 9/01/44	400,000	430,892
University of Massachusetts Building Authority Revenue, Refunding, Senior Series A-1, 5.00%, 5/01/31	100,000	127,731

		974,989

Michigan 1.0%
Lansing Board of Water and Light Utility System Revenue, Series A, 5.00%, 7/01/35	225,000	291,454

Minnesota 3.3%
Center City Health Care Facilities Revenue, Hazelden Betty Ford Foundation Project, Refunding, 4.00%, 11/01/34	125,000	139,248
Minnesota State HFAR, State Appropriation Bonds, Housing Infrastructure, Series C, 4.00%, 8/01/34	250,000	287,462
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%, 3/01/35	150,000	157,047
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	118,280
Southern Minnesota Municipal Power Agency Power Supply System Revenue, Series A, 5.00%, 1/01/31	100,000	123,223
University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	121,163

		946,423

24	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Missouri 2.5%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke’s Episcopal-Presbyterian Hospitals, 4.00%, 12/01/35	525,000	$599,398
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	106,105

		705,503

Montana 0.4%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	118,103

Nevada 2.4%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	118,431
Las Vegas GO, Limited Tax, Various Purpose, Refunding, Series C, 4.00%, 6/01/32	500,000	574,360

		692,791

New Hampshire 0.4%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	124,809

New Jersey 2.7%
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn., 0.01%, 12/15/29	870,000	665,550
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	108,045

		773,595

New Mexico 0.4%
Santa Fe Net Wastewater Utility System/ Environmental Services Gross Receipts Tax Improvement Revenue, Climate Bond Certified, Green Bonds, BAM Insured, 4.00%, 6/01/35	100,000	114,556

New York 6.8%
Long Island Power Authority Electric System Revenue, General, Series A, 5.00%, 9/01/28	300,000	372,642
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	111,428
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	112,738
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series B, Subseries B-1, 5.00%, 8/01/34	100,000	121,092
New York State Dormitory Authority Revenues, Rochester Institute of Technology, Series A, 5.00%, 7/01/39	300,000	373,083
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	103,770
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	600,000	747,972

		1,942,725

North Carolina 0.8%
University of North Carolina at Charlotte Revenue, General, Board of Governors, Refunding, 4.00%, 10/01/34	100,000	113,700
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	115,137

		228,837

Ohio 6.4%
Columbus GO, Series A, 3.00%, 4/01/28	100,000	110,233
Franklin County Hospital Facilities Revenue, Nationwide Children’s Hospital Project, Refunding, Series A, 3.125%, 11/01/33	50,000	52,818
Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	450,000	554,661
Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	113,200
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series B, 5.00%, 10/01/30	100,000	122,620
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 3.00%, 11/15/35	500,000	542,380
Northeast Regional Sewer District Revenue, Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	115,505

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Municipal Bond ETF (continued)

		Principal Amount*	Value
	Municipal Bonds (continued)
	Ohio (continued)
	Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S, 5.00%, 5/01/23	100,000	$111,742
	Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	123,182

			1,846,341

	Oklahoma 2.0%
	Oklahoma City GO, 4.00%, 3/01/33	500,000	565,870

	Oregon 1.3%
	Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	95,000	100,127
	Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia Counties, Refunding, 5.00%, 6/15/25	100,000	119,070
	Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	125,000	147,286

			366,483

	Pennsylvania 1.5%
	Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A, 3.375%, 11/15/33	125,000	130,496
	Pennsylvania State University Revenue, Series A, 5.00%, 9/01/38	250,000	313,890

			444,386

	Tennessee 3.9%
	Chattanooga Health Educational and Housing Facility Board Revenue, Commonspirit Health, Refunding, Series A-1, 5.00%, 8/01/25	250,000	284,870
	Kingsport GO, Series B, 3.00%, 3/01/35	130,000	134,437
	Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	102,964
	Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	116,642
	Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds, Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	121,253
	Tennessee HDA Residential Finance Program Revenue, Issue 2019-2, Refunding, 1.95%, 1/01/26	250,000	251,825
	Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A, 5.00%, 11/01/37	100,000	122,414

			1,134,405

	Texas 7.8%
	El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	113,868
	Fort Worth Water and Sewer Revenue, System, 5.00%, 2/15/32	265,000	330,927
a	Lamar Consolidated ISD, GO, Fort Bend County, School House, PSF Guarantee, 4.00%, 2/15/30	600,000	730,422
	Pflugerville ISD, GO, Series A, PSF Guarantee, 5.00%, 2/15/29	100,000	126,764
	Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	105,565
	Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%, 5/15/33	100,000	123,463
	Texas State Water Development Board Revenue, State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/33	100,000	116,988
	Water Implementation Fund, Series A, 4.00%, 10/15/35	500,000	581,340

			2,229,337

	Utah 2.7%
	Provo GO, Refunding, 4.00%, 1/01/23	100,000	107,823
	South Jordan Sales Tax Revenue, Refunding, 5.00%, 8/15/38	250,000	316,332
	Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%, 5/15/27	100,000	105,037
	Utah State Water Finance Agency Revenue, Loan Financing Program, Series B, 5.00%, 3/01/38	200,000	251,010

			780,202

26	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Municipal Bond ETF (continued)

	Principal Amount*	Value
Municipal Bonds (continued)
Virginia 3.6%
Arlington County GO, Public Improvement, 4.00%, 6/15/35	500,000	$595,895
Henrico County Water and Sewer System Revenue, Refunding, 4.00%, 5/01/32	250,000	299,195
Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing Program, Series A, 5.00%, 9/01/32	100,000	127,500

		1,022,590

Washington 7.8%
Cascase Schol District No. 228 GO, Chelan County, 5.00%, 12/01/35	455,000	542,210
King and Snohomish Counties School District No 417 Northshore GO, 5.00%, 12/01/31	100,000	126,336
Seattle Drainage and Wastewater Revenue, Refunding, 4.00%, 4/01/31	125,000	141,788
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	700,000	798,819
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/28	310,000	391,418
5.00%, 12/01/26	100,000	123,629
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%, 8/15/29	100,000	122,337

		2,246,537

Wisconsin 0.4%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	100,000	107,931

Total Investments (Cost $27,529,730) 98.9%		28,363,949
Other Assets, less Liabilities 1.1%		310,192

Net Assets 100.0%		$28,674,141

See Abbreviations on page 37.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity purchased on a when-issued basis. See Note 1(b)

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$10,438,040	$27,529,730

Value – Unaffiliated issuers	$10,332,905	$28,363,949
Cash	2,005,280	897,964
Receivables:
Interest	104,029	260,643
Affiliates	3,234	—

Total assets	12,445,448	29,522,556

Liabilities:
Payables:
Investment securities purchased	—	729,647
Management fees	—	257
Transfer agent fees	14,300	14,300
Distributions to shareholders	24,936	58,399
Custodian fees	1,133	1,134
Professional fees	28,417	28,815
Reports to shareholders	531	395
Registration and filing fees	7,933	9,584
Accrued expenses and other liabilities	5,881	5,884

Total liabilities	83,131	848,415

Net assets, at value	$12,362,317	$28,674,141

Net assets consist of:
Paid-in capital	$12,632,298	$28,260,188
Total distributable earnings (loss)	(269,981)	413,953

Net assets, at value	$12,362,317	$28,674,141

Shares outstanding	500,000	1,100,000

Net asset value per share	$24.72	$26.07

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2020

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Investment income:
Interest:
Unaffiliated issuers	$238,204	$447,976

Total investment income	238,204	447,976

Expenses:
Management fees (Note 3a)	57,375	135,216
Transfer agent fees	15,600	15,600
Custodian fees	1,236	1,238
Reports to shareholders	8,147	8,260
Registration and filing fees	7,152	8,916
Professional fees	40,281	41,070
Trustee fees (Note 3a)	977	2,171
Other	3,551	3,593

Total expenses	134,319	216,064
Expenses waived/paid by affiliates (Note 3c)	(106,779)	(151,161)

Net expenses	27,540	64,903

Net investment income	210,664	383,073

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(14,462)	(195,163)

Net realized gain (loss)	(14,462)	(195,163)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(215,491)	681,191

Net change in unrealized appreciation (depreciation)	(215,491)	681,191

Net realized and unrealized gain (loss)	(229,953)	486,028

Net increase (decrease) in net assets resulting from operations	$(19,289)	$869,101

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Intermediate Municipal Opportunities ETF		Franklin Liberty Municipal Bond ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$210,664	$187,936	$383,073	$200,879
Net realized gain (loss)	(14,462)	(95,411)	(195,163)	(68,214)
Net change in unrealized appreciation (depreciation)	(215,491)	266,104	681,191	339,144

Net increase (decrease) in net assets resulting from operations	(19,289)	358,629	869,101	471,809

Distributions to shareholders	(240,496)	(187,559)	(528,067)	(200,714)

Capital share transactions: (Note 2)	5,132,298	—	19,513,471	1,246,717

Net increase (decrease) in net assets	4,872,513	171,070	19,854,505	1,517,812

Net assets:
Beginning of year	7,489,804	7,318,734	8,819,636	7,301,824

End of year	$12,362,317	$7,489,804	$28,674,141	$8,819,636

30	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-two separate funds, two of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

Certain or all Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

d. Security Transactions, Investment Income, Expenses and Distributions (continued)

determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

For the year ended March 31, 2019, distributions to shareholders were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Distributions from net investment income	$(187,559)	$(200,714)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the year ended March 31, 2020, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	250,000	$6,287,252	200,000	$4,872,980
Shares redeemed	(50,000)	(1,154,954)	(200,000)	(4,872,980)

Net increase (decrease)	200,000	$5,132,298	—	$—

	Franklin Liberty Municipal Bond ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	800,000	$20,827,910	50,000	$1,246,717
Shares redeemed	(50,000)	(1,314,439)	—	—

Net increase (decrease)	750,000	$19,513,471	50,000	$1,246,717

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers. Any one to be used- and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal Underwriter

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Management Fees

The Funds pay an investment management fee to Advisers based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the year ended March 31, 2020, each Fund’s gross effective investment management fee rate based on average daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty Intermediate Municipal Opportunities ETF	0.625%
Franklin Liberty Municipal Bond ETF	0.625%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Funds so that the expenses (including acquired fund fees and expenses) for each of the Funds does not exceed 0.30%, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

d. Other Affiliated Transactions

At March 31, 2020, the shares of the Funds were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Liberty Municipal Bond ETF
Franklin Federal Limited-Term	715,000	65.0%

Franklin Liberty Intermediate Municipal Opportunities ETF
Franklin High Yield Tax-Free Income	100,000	20.0%
Franklin Templeton SMACS Series	40,000	8.0%

	140,000	28.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Capital loss carryforwards not subject to expiration:
Short term	$64,623	$217,482
Long term	71,840	65,114

Total capital loss carryforwards	$136,463	$282,596

The tax character of distributions paid during the year ended March 31, 2020 and 2019 were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF		Franklin Liberty Municipal Bond ETF

	2020	2019	2020	2019
Distributions paid from:
Tax exempt income	$240,496	$187,559	$528,067	$200,714
Ordinary income	—	—	—	—

Distributions paid from ordinary income	$240,496	$187,559	$528,067	$200,714

At March 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Cost of investments	$10,450,263	$27,654,365

Unrealized appreciation	$255,052	$831,207
Unrealized depreciation	(372,410)	(121,623)

Net unrealized appreciation (depreciation)	$(117,358)	$709,584

Distributions earning- undistrbuted tax except income	$8,776	$45,363

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2020, were as follows:

	Franklin Liberty Intermediate Municipal Opportunities ETF	Franklin Liberty Municipal Bond ETF
Purchases	$6,507,997	$23,050,171
Sales	$3,201,283	$3,611,139

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FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

6. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives

7. Credit Risk and Defaulted Securities

At March 31, 2020, Franklin Liberty Intermediate Municipal Opportunities ETF had 23.79% of its portfolio invested in high yield securities, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. At March 31, 2020, the aggregate long value of distressed company securities for which interest recognition has been discontinued representing 0.71% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2020, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
BAM	Build America Mutual Assurance Co.
CDA	Community Development Authority/Agency
CFD	Community Facilities District
EDC	Economic Development Corp.
EDR	Economic Development Revenue
GO	General Obligation
ID	Improvement District
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
ISD	Independent School District
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
PFA	Public Financing Authority
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
USD	Unified/Union School District

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FRANKLIN TEMPLETON ETF TRUST

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty Intermediate Municipal Opportunities ETF and Franklin Liberty Municipal Bond ETF (the “Funds”) as of March 31, 2020, the related statements of operations for the year ended March 31, 2020, the statements of changes in net assets for each of the two years in the period ended March 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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FRANKLIN TEMPLETON ETF TRUST

Tax information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended March 31, 2020. A portion of the Funds’ exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2021, shareholders will be notified of amounts for use in preparing their 2020 income tax returns.

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FRANKLIN TEMPLETON ETF TRUST

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	44	Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and FlipKart Limited (2019-present) (eCommerce company); formerly, CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2020	44	Fluor Corporation (construction and engineering) (2014-present), IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and Focus Financial Partner, LLC (financial services) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	44	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF4 A 05/20

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2020

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Japan ETF
Franklin FTSE Australia ETF	Franklin FTSE Japan Hedged ETF
Franklin FTSE Brazil ETF	Franklin FTSE Latin America ETF
Franklin FTSE Canada ETF	Franklin FTSE Mexico ETF
Franklin FTSE China ETF	Franklin FTSE Russia ETF
Franklin FTSE Europe ETF	Franklin FTSE Saudi Arabia ETF
Franklin FTSE Europe Hedged ETF	Franklin FTSE South Africa ETF
Franklin FTSE France ETF	Franklin FTSE South Korea ETF
Franklin FTSE Germany ETF	Franklin FTSE Switzerland ETF
Franklin FTSE Hong Kong ETF	Franklin FTSE Taiwan ETF
Franklin FTSE India ETF	Franklin FTSE United Kingdom ETF
Franklin FTSE Italy ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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ANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the FTSE All-World Index, declined significantly during the 12 months under review. Stocks generally rose during the period’s first nine months, but fell sharply in the first three months of 2020 as countries around the world imposed lockdowns and stay-at-home measures, which impacted many businesses, in an effort to slow the spread of the novel coronavirus (COVID-19). Concerns about global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash.

In the U.S., economic growth was relatively steady through February 2020, supported by a strong labor market and solid consumer spending growth. However, stay-at-home orders, which included business closures and restrictions, issued by many state and local governments in an effort to mitigate the COVID-19 pandemic severely impacted the U.S. economy beginning in March 2020. The unemployment rate surged from a 50-year low of 3.5% in February 2020 to 4.4% at period-end, as many businesses, particularly those involved in hospitality, retail and travel, began mass layoffs.1 Furthermore, consumer spending, a major economic growth engine through most of the reporting period, declined substantially in March. As a result, the economy contracted in the first quarter, following an expansion that lasted more than a decade.

The U.S. Federal Reserve (Fed) made efforts to support the U.S. economy both before and during the pandemic. The Fed cut the federal funds target rate three times in 2019, lowering it to a range of 1.50%–1.75%. In March 2020, as the pandemic began to severely impact the economy and financial markets, the Fed implemented two emergency rate cuts, lowering the federal funds target rate to a range of 0.00%–0.25%. In addition, the Fed announced an emergency plan to purchase government, government-backed and corporate bonds to help keep markets functioning during the economic downturn.

In the eurozone, economic growth had slowed considerably by the end of 2019, raising concerns that the region was on the verge of a recession. As the magnitude of the disruption caused by the COVID-19 pandemic became apparent, some analysts forecasted a deep economic contraction in 2020’s first and second quarters. Several European countries were impacted substantially by the pandemic, particularly Italy and Spain. European developed market equities, as measured by the FTSE Developed Europe Index, declined significantly for the period, as gains resulting from easing trade tensions and a Brexit agreement were more than offset by the market downturn in 2020’s first quarter.

Asia Pacific developed and emerging market equities, as measured by the FTSE Asia Pacific Index, also declined significantly during the 12-month period. Before the pandemic, Asian stocks advanced, aided by easing trade tensions and the eventual U.S.-China phase one trade agreement. However, following the onset of the pandemic, economic activity in Asia slowed dramatically as many businesses temporarily halted operations in heavily affected countries and manufacturing activity plummeted in the region’s major economies, notably China, South Korea and Japan. In addition, export-focused Asia Pacific economies were hurt by a contraction in demand from other parts of the world.

Emerging market stocks, as measured by the FTSE Emerging Index, rose for the period’s first nine months, but declined substantially during the rest of the 12-month period in the wake of the COVID-19 pandemic. A sharp decline in prices for oil and other natural resources also hurt emerging market economies reliant on these exports.

The foregoing information reflects our analysis and opinions as of March 31, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics.

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Franklin FTSE Asia ex Japan ETF

This annual report for Franklin FTSE Asia ex Japan ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan RIC Capped Index (the FTSE Asia ex Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Asia ex Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -14.85% based on market price and -13.88% based on net asset value. In comparison, the FTSE Asia ex Japan Capped Index posted a -13.87% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Asia ex Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	12.2%
Internet & Direct Marketing Retail	9.9%
Interactive Media & Services	8.0%
Semiconductors & Semiconductor Equipment	7.0%
Technology Hardware, Storage & Peripherals	6.1%
Insurance	5.9%
Real Estate Management & Development	4.7%
Oil, Gas & Consumable Fuels	3.4%
Electronic Equipment, Instruments & Components	2.6%
Food Products	2.2%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 142.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	7.8%
Tencent Holdings Ltd. Interactive Media & Services, China	6.4%
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	4.9%
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	4.8%
AIA Group Ltd. Insurance, Hong Kong	2.5%
China Construction Bank Corp., A, H Banks, China	1.7%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	1.2%
Industrial & Commercial Bank of China Ltd., H Banks, China	1.2%
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	1.0%
Meituan Dianping, B, Reg S Internet & Direct Marketing Retail, China	1.0%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was information technology. Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, Alibaba Group Holding and Meituan Dianping.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, industrials and real estate. Individual holdings that hindered the Fund’s absolute return included Baidu, Axis Bank and Housing Development Finance.

Thank you for your participation in Franklin FTSE Asia ex Japan ETF. We look forward to serving your future investment needs.

Top 10 Countries

3/31/20

% of Total Net Assets
China	43.6%
Taiwan	13.3%
South Korea	12.7%
Hong Kong	9.3%
India	9.0%
Singapore	3.4%
Thailand	2.6%
Malaysia	2.4%
Indonesia	1.6%
Philippines	1.0%

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-13.88%	-14.85%	-13.88%	-14.85%
Since Inception (2/6/18)	-18.52%	-19.11%	-9.11%	-9.41%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/20

See page 7 for Performance Summary footnotes.

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FRANKLIN FTSE ASIA EX JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.504588

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Asian issuers involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Asia ex Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Asia ex Japan Capped Index is based on the FTSE Asia ex Japan Index and is designed to measure the performance of large- and mid-capitalization stocks from developed and emerging Asian countries, excluding Japan. The Chinese constituents in the FTSE Asia ex Japan Capped Index are represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ASIA EX JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$907.20	$0.91	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

8	Annual Report	franklintempleton.com

Franklin FTSE Australia ETF

This annual report for Franklin FTSE Australia ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia RIC Capped Index (the FTSE Australia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Australia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -24.87% based on market price and -26.23% based on net asset value. In comparison, the FTSE Australia Capped Index posted a -26.24% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Australia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	22.5%
Metals & Mining	15.4%
Biotechnology	11.1%
Equity Real Estate Investment Trusts (REITs)	5.8%
Food & Staples Retailing	5.4%
Capital Markets	4.3%
Transportation Infrastructure	3.9%
Oil, Gas & Consumable Fuels	3.7%
Insurance	3.7%
Multiline Retail	3.4%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 174.

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FRANKLIN FTSE AUSTRALIA ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
CSL Ltd. Biotechnology, Australia	11.1%
Commonwealth Bank of Australia Banks, Australia	9.1%
BHP Group Ltd. Metals & Mining, Australia	7.1%
Westpac Banking Corp. Banks, Australia	4.9%
National Australia Bank Ltd. Banks, Australia	4.1%
Australia & New Zealand Banking Group Ltd. Banks, Australia	4.0%
Woolworths Group Ltd. Food & Staples Retailing, Australia	3.7%
Wesfarmers Ltd. Multiline Retail, Australia	3.2%
Transurban Group Transportation Infrastructure, Australia	2.7%
Rio Tinto Ltd. Metals & Mining, Australia	2.6%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was health care. Individual holdings that lifted the Fund’s absolute return included CSL, Fortescue Metals Group and ASX.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, materials and real estate. Individual holdings that hindered the Fund’s absolute return included Westpac Banking, Commonwealth Bank of Australia and Australia & New Zealand Banking Group.

Thank you for your participation in Franklin FTSE Australia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report	franklintempleton.com

FRANKLIN FTSE AUSTRALIA ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-26.23%	-24,87%	-26.23%	-24.87%
Since Inception (11/2/17)	-24.85%	-23.13%	-11.18%	-10.35%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 13 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 13 for Performance Summary footnotes.

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FRANKLIN FTSE AUSTRALIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.138785

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Australian issuers involve risks that are specific to Australia, including certain legal, regulatory, political and economic risks. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Australia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Australia Capped Index is based on the FTSE Australia Index and is designed to measure the performance of Australian large- and mid-capitalization stocks

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE AUSTRALIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$698.70	$0.38	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

14	Annual Report	franklintempleton.com

Franklin FTSE Brazil ETF

This annual report for Franklin FTSE Brazil ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil RIC Capped Index (the FTSE Brazil Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Brazil Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -40.94% based on market price and -41.69% based on net asset value. In comparison, the FTSE Brazil Capped Index posted a -41.54% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Brazil Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	22.3%
Metals & Mining	12.8%
Oil, Gas & Consumable Fuels	10.3%
Capital Markets	5.9%
Electric Utilities	5.9%
Multiline Retail	5.1%
Beverages	3.9%
Road & Rail	3.1%
Food & Staples Retailing	3.0%
Health Care Providers & Services	3.0%

Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 177.

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FRANKLIN FTSE BRAZIL ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	11.1%
Itau Unibanco Holding SA Banks, Brazil	9.0%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	8.8%
Banco Bradesco SA Banks, Brazil	7.7%
B3 SA – Brasil Bolsa Balcao Capital Markets, Brazil	5.3%
Ambev SA Beverages, Brazil	3.9%
Itausa – Investimentos Itau SA Banks, Brazil	2.9%
Suzano SA Paper & Forest Products, Brazil	2.1%
Lojas Renner SA Multiline Retail, Brazil	2.0%
Magazine Luiza SA Multiline Retail, Brazil	1.9%

Manager’s Discussion

For the fiscal year ended March 31, 2020, no sectors contributed to the Fund’s absolute performance. Individual holdings that lifted the Fund’s absolute return included GOL Linhas Aereas Inteligentes, TOTVS and Eneva.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, energy and materials. Individual holdings that hindered the Fund’s absolute return included Petrobras Brasileiro, Banco Bradesco and Itau Unibanco Holding.

Thank you for your participation in Franklin FTSE Brazil ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-41.69%	-40.94%	-41.69%	-40.94%
Since Inception (11/3/17)	-35.69%	-35.59%	-16.77%	-16.71%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 19 for Performance Summary footnotes.

franklintempleton.com	Annual Report	17

FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/3/17–3/31/20

See page 19 for Performance Summary footnotes.

18	Annual Report	franklintempleton.com

FRANKLIN FTSE BRAZIL ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.000788

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sector, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Brazilian issuers involve risks that are specific to Brazil, including certain legal, regulatory, political and economic risks. The Brazilian economy has experienced in the past, and may continue to experience, periods of high inflation rates and political unrest. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Brazil Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Brazil Capped Index is based on the FTSE Brazil Index and is designed to measure the performance of Brazilian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	19

FRANKLIN FTSE BRAZIL ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$567.90	$0.94	$1,023.80	$1.21	0.24%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

20	Annual Report	franklintempleton.com

Franklin FTSE Canada ETF

This annual report for Franklin FTSE Canada ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada RIC Capped Index (the FTSE Canada Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Canada Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -16.87% based on market price and -17.25% based on net asset value. In comparison, the FTSE Canada Capped Index posted a -17.45% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 23.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Canada Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	28.3%
Oil, Gas & Consumable Fuels	15.5%
Road & Rail	8.5%
Insurance	7.7%
Metals & Mining	7.5%
IT Services	5.4%
Food & Staples Retailing	4.3%
Capital Markets	4.1%
Electric Utilities	2.3%
Commercial Services & Supplies	2.0%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 181.

franklintempleton.com	Annual Report	21

FRANKLIN FTSE CANADA ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Royal Bank of Canada Banks, Canada	8.8%
The Toronto-Dominion Bank Banks, Canada	7.6%
Enbridge, Inc. Oil, Gas & Consumable Fuels, Canada	5.7%
Canadian National Railway Co. Road & Rail, Canada	5.5%
Bank of Nova Scotia Banks, Canada	4.9%
Shopify, Inc., A IT Services, Canada	4.1%
TC Energy Corp. Oil, Gas & Consumable Fuels, Canada	4.1%
Brookfield Asset Management, Inc., A Capital Markets, Canada	3.9%
Barrick Gold Corp. Metals & Mining, Canada	3.2%
Bank of Montreal Banks, Canada	3.2%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was information technology. Individual holdings that lifted the Fund’s absolute return included Shopify, Barrick Gold and Franco-Nevada.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, energy and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Suncor Energy, Royal Bank of Canada and Toronto Dominion Bank.

Thank you for your participation in Franklin FTSE Canada ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

22	Annual Report	franklintempleton.com

FRANKLIN FTSE CANADA ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-17.25%	-16.87%	-17.25%	-16.87%
Since Inception (11/2/17)	-17.05%	-16.55%	-7.47%	-7.24%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 25 for Performance Summary footnotes.

franklintempleton.com	Annual Report	23

FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 25 for Performance Summary footnotes.

24	Annual Report	franklintempleton.com

FRANKLIN FTSE CANADA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.604562

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Canadian issuers involve risks that are specific to Canada, including certain legal, regulatory, political and economic risks. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Canada Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Canada Capped Index is based on the FTSE Canada Index and is designed to measure the performance of Canadian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	25

FRANKLIN FTSE CANADA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$772.10	$0.40	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

26	Annual Report	franklintempleton.com

Franklin FTSE China ETF

This annual report for Franklin FTSE China ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE China RIC Capped Index (the FTSE China Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE China Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -6.55% based on market price and -5.64% based on net asset value. In comparison, the FTSE China Capped Index posted a -5.42% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 29.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE China Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Internet & Direct Marketing Retail	23.2%
Interactive Media & Services	17.2%
Banks	12.5%
Insurance	5.3%
Real Estate Management & Development	5.3%
Oil, Gas & Consumable Fuels	2.6%
Wireless Telecommunication Services	2.1%
Pharmaceuticals	2.1%
Capital Markets	2.0%
Diversified Consumer Services	1.9%

Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 184.

franklintempleton.com	Annual Report	27

FRANKLIN FTSE CHINA ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail, China	18.1%
Tencent Holdings Ltd. Interactive Media & Services, China	14.8%
China Construction Bank Corp., A, H Banks, China	4.0%
Ping An Insurance (Group) Co. of China Ltd., H Insurance, China	2.9%
Industrial & Commercial Bank of China Ltd., H Banks, China	2.8%
Meituan Dianping, B, Reg S Internet & Direct Marketing Retail, China	2.2%
China Mobile Ltd. Wireless Telecommunication Services, China	2.1%
JD.com Inc., ADR Internet & Direct Marketing Retail, China	1.7%
Bank of China Ltd., A, H Banks, China	1.7%
Baidu Inc., ADR Interactive Media & Services, China	1.5%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the sectors that contributed most to the Fund’s absolute performance were consumer discretionary, health care and consumer staples. Individual holdings that lifted the Fund’s absolute return included Alibaba Group Holding, Meituan Dianping and JD.com.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, communication services and energy. Individual holdings that hindered the Fund’s absolute return included Baidu, China Mobile and CNOOC.

Thank you for your participation in Franklin FTSE China ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

28	Annual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-5.64%	-6.55%	-5.64%	-6.55%
Since Inception (11/2/17)	-7.54%	-7.71%	-3.20%	-3.28%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 31 for Performance Summary footnotes.

franklintempleton.com	Annual Report	29

FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 31 for Performance Summary footnotes.

30	Annual Report	franklintempleton.com

FRANKLIN FTSE CHINA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.488601

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Chinese issuers involve risks that are specific to China, including certain legal, regulatory, political and economic risks. China may be subject to considerable degrees of economic, political and social instability. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE China Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE China Capped Index is based on the FTSE China Index and is designed to measure the performance of Chinese large- and mid-capitalization stocks, as represented by H-shares, B-shares, N-shares, Red Chips, P-Chips and S-Chips.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE CHINA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$1,032.20	$0.97	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

32	Annual Report	franklintempleton.com

Franklin FTSE Europe ETF

This annual report for Franklin FTSE Europe ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Index (the FTSE Developed Europe Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -15.34% based on market price and -15.44% based on net asset value. In comparison, the FTSE Developed Europe Capped Index posted a -15.61% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 35.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Pharmaceuticals	12.5%
Banks	6.8%
Food Products	5.5%
Oil, Gas & Consumable Fuels	5.5%
Insurance	5.5%
Textiles, Apparel & Luxury Goods	3.9%
Chemicals	3.8%
Electric Utilities	2.7%
Personal Products	2.7%
Capital Markets	2.6%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 202.

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FRANKLIN FTSE EUROPE ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	4.1%
Roche Holding AG Pharmaceuticals, Switzerland	3.2%
Novartis AG Pharmaceuticals, Switzerland	2.4%
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	1.9%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.6%
HSBC Holdings PLC Banks, United Kingdom	1.6%
SAP SE Software, Germany	1.5%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	1.5%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.4%
Sanofi Pharmaceuticals, France	1.3%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was health care. Individual holdings that lifted the Fund’s absolute return included Roche Holding, ASML Holding and Nestle.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, industrials and energy. Individual holdings that hindered the Fund’s absolute return included Royal Dutch Shell, Airbus and BP.

Thank you for your participation in Franklin FTSE Europe ETF. We look forward to serving your future investment needs.

Top 10 Countries

3/31/20

% of Total Net Assets
United Kingdom	24.3%
Switzerland	17.2%
France	16.1%
Germany	13.3%
Netherlands	5.1%
Sweden	4.5%
Spain	4.1%
Italy	3.6%
Denmark	3.4%
Finland	1.9%

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

34	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-15.44%	-15.34%	-15.44%	-15.34%
Since Inception (11/2/17)	-18.77%	-18.60%	-8.27%	-8.19%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 37 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 37 for Performance Summary footnotes.

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FRANKLIN FTSE EUROPE ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.762795

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Developed Europe Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Index is based on the FTSE Developed Europe Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	37

FRANKLIN FTSE EUROPE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$823.90	$0.41	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

38	Annual Report	franklintempleton.com

Franklin FTSE Europe Hedged ETF

This annual report for Franklin FTSE Europe Hedged ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe RIC Capped Hedged to USD Index (the FTSE Developed Europe Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Developed Europe Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Europe ETF (Underlying Fund).

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -11.43% based on market price and -10.67% based on net asset value. In comparison, the FTSE Developed Europe Capped Hedged Index posted a -10.81% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 41.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Pharmaceuticals	12.3%
Banks	6.8%
Food Products	5.5%
Oil, Gas & Consumable Fuels	5.4%
Insurance	5.4%
Textiles, Apparel & Luxury Goods	3.8%
Chemicals	3.7%
Electric Utilities	2.7%
Personal Products	2.6%
Capital Markets	2.6%

correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the component currencies, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate

1. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

2. Source: FactSet. The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 216.

franklintempleton.com	Annual Report	39

FRANKLIN FTSE EUROPE HEDGED ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	4.0%
Roche Holding AG Pharmaceuticals, Switzerland	3.1%
Novartis AG Pharmaceuticals, Switzerland	2.4%
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	1.8%
AstraZeneca PLC Pharmaceuticals, United Kingdom	1.6%
HSBC Holdings PLC Banks, United Kingdom	1.5%
SAP SE Software, Germany	1.5%
ASML Holding NV Semiconductors & Semiconductor Equipment, Netherlands	1.4%
Novo Nordisk AS, B Pharmaceuticals, Denmark	1.3%
Sanofi Pharmaceuticals, France	1.3%

exposure of the Fund to the component currencies. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was health care. Individual holdings that lifted the Fund’s absolute return included Roche Holding, ASML Holding and Nestle. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the component currencies and to replicate the hedge impact incorporated in the calculation of the Underlying Index—also contributed to the Fund’s absolute performance. However, one cannot expect the same result in future periods.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, industrials and energy. Individual holdings that hindered the Fund’s absolute return included Royal Dutch Shell, BP and Airbus.

Top 10 Countries

3/31/20

% of Total Net Assets
United Kingdom	24.0%
Switzerland	17.0%
France	15.9%
Germany	13.2%
Netherlands	5.1%
Sweden	4.5%
Spain	4.1%
Italy	3.5%
Denmark	3.4%
Finland	1.9%

Thank you for your participation in Franklin FTSE Europe Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

40	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-10.67%	-11.43%	-10.67%	-11.43%
Since Inception (11/2/17)	-8.84%	-9.72%	-3.77%	-4.16%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 43 for Performance Summary footnotes.

franklintempleton.com	Annual Report	41

FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 43 for Performance Summary footnotes.

42	Annual Report	franklintempleton.com

FRANKLIN FTSE EUROPE HEDGED ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.471139

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of European issuers involve risks that are specific to Europe, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the component currencies. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the component currencies and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the component currencies may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Developed Europe Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Developed Europe Capped Hedged Index is based on the FTSE Developed Europe Hedged to USD Index and is designed to measure the performance of large- and mid-capitalization stocks from developed European countries. The FTSE Developed Europe Capped Hedged Index incorporates a hedge against non-U.S. currency fluctuations by reflecting the impact of rolling monthly currency forward contracts on the currencies represented in the FTSE Developed Europe Capped Hedged Index.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE EUROPE HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$829.00	$0.41	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE France ETF

This annual report for Franklin FTSE France ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE France RIC Capped Index (the FTSE France Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE France Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -18.28% based on market price and -17.08% based on net asset value. In comparison, the FTSE France Capped Index posted a -17.46% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 47.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE France Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Textiles, Apparel & Luxury Goods	15.4%
Pharmaceuticals	8.1%
Oil, Gas & Consumable Fuels	7.7%
Aerospace & Defense	6.2%
Chemicals	5.4%
Personal Products	5.3%
Electrical Equipment	5.2%
Banks	4.5%
Construction & Engineering	4.2%
Food Products	3.2%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 230.

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FRANKLIN FTSE FRANCE ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Sanofi Pharmaceuticals, France	8.0%
Total SA Oil, Gas & Consumable Fuels, France	7.7%
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods, France	7.7%
L’Oreal SA Personal Products, France	5.3%
Air Liquide SA Chemicals, France	4.9%
Schneider Electric SE Electrical Equipment, France	3.8%
Kering SA Textiles, Apparel & Luxury Goods, France	3.2%
Vinci SA Construction & Engineering, France	3.2%
Danone SA Food Products, France	3.2%
Airbus SE Aerospace & Defense, France	3.0%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was materials. Individual holdings that lifted the Fund’s absolute return included Air Liquide, LVMH Moet Hennessy Louis Vuitton and STMicroelectronics.

For the same period, the sectors that detracted most from the Fund’s absolute performance were industrials, financials and energy. Individual holdings that hindered the Fund’s absolute return included Airbus, Total and BNP Paribas.

Thank you for your participation in Franklin FTSE France ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE FRANCE ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-17.08%	-18.28%	-17.08%	-18.28%
Since Inception (11/2/17)	-19.42%	-20.23%	-8.57%	-8.96%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 49 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 49 for Performance Summary footnotes.

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FRANKLIN FTSE FRANCE ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.574508

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of French issuers involve risks that are specific to France, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE France Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE France Capped Index is based on the FTSE France Index and is designed to measure the performance of French large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com	Annual Report	49

FRANKLIN FTSE FRANCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$785.80	$0.40	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

50	Annual Report	franklintempleton.com

Franklin FTSE Germany ETF

This annual report for Franklin FTSE Germany ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany RIC Capped Index (the FTSE Germany Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Germany Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -17.68% based on market price and -17.00% based on net asset value. In comparison, the FTSE Germany Capped Index posted a -17.22% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 53.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Germany Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Software	11.7%
Insurance	11.2%
Automobiles	7.7%
Chemicals	7.3%
Pharmaceuticals	7.1%
Industrial Conglomerates	6.8%
Real Estate Management & Development	5.5%
Textiles, Apparel & Luxury Goods	5.1%
Diversified Telecommunication Services	4.7%
Capital Markets	4.0%

may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 233.

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FRANKLIN FTSE GERMANY ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
SAP SE Software, Germany	11.1%
Allianz SE Insurance, Germany	7.2%
Siemens AG Industrial Conglomerates, Germany	6.5%
Bayer AG Pharmaceuticals, Germany	5.8%
Adidas AG Textiles, Apparel & Luxury Goods, Germany	4.4%
BASF SE Chemicals, Germany	4.4%
Deutsche Telekom AG Diversified Telecommunication Services, Germany	4.2%
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen Insurance, Germany	2.9%
Vonovia SE Real Estate Management & Development, Germany	2.7%
Deutsche Post AG Air Freight & Logistics, Germany	2.7%

Manager’s Discussion

For the fiscal year ended March 31, 2020, no sectors contributed to the Fund’s absolute performance. Individual holdings that lifted the Fund’s absolute return included Delivery Hero, Sartorius and Hapag-Lloyd.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer discretionary, materials and financials. Individual holdings that hindered the Fund’s absolute return included Allianz, BASF and Daimler.

Thank you for your participation in Franklin FTSE Germany ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE GERMANY ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-17.00%	-17.68%	-17.00%	-17.68%
Since Inception (11/2/17)	-31.05%	-31.55%	-14.31%	-14.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 55 for Performance Summary footnotes.

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FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 55 for Performance Summary footnotes.

54	Annual Report	franklintempleton.com

FRANKLIN FTSE GERMANY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.574544

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of German issuers involve risks that are specific to Germany, including certain legal, regulatory, political and economic risks. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Germany Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Germany Capped Index is based on the FTSE Germany Index and is designed to measure the performance of German large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE GERMANY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$803.10	$0.41	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Hong Kong ETF

This annual report for Franklin FTSE Hong Kong ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong RIC Capped Index (the FTSE Hong Kong Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Hong Kong Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -21.56% based on market price and -20.90% based on net asset value. In comparison, the FTSE Hong Kong Capped Index posted a -20.92% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 59.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Hong Kong Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Insurance	21.2%
Real Estate Management & Development	17.4%
Capital Markets	8.4%
Industrial Conglomerates	7.5%
Hotels, Restaurants & Leisure	6.3%
Food Products	6.0%
Electric Utilities	5.7%
Banks	5.5%
Equity Real Estate Investment Trusts (REITs)	4.0%
Gas Utilities	3.6%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 236.

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FRANKLIN FTSE HONG KONG ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
AIA Group Ltd. Insurance, Hong Kong	21.2%
Hong Kong Exchanges and Clearing Ltd. Capital Markets, Hong Kong	8.2%
Sun Hung Kai Properties Ltd. Real Estate Management & Development, Hong Kong	4.1%
CK Hutchison Holdings Ltd. Industrial Conglomerates, Hong Kong	3.9%
Link REIT Equity Real Estate Investment Trusts (REITs), Hong Kong	3.8%
Hong Kong and China Gas Co. Ltd. Gas Utilities, Hong Kong	3.5%
CLP Holdings Ltd. Electric Utilities, Hong Kong	3.3%
CK Asset Holdings Ltd. Real Estate Management & Development, Hong Kong	3.2%
Hang Seng Bank Ltd. Banks, Hong Kong	2.7%
Galaxy Entertainment Group Ltd. Hotels, Restaurants & Leisure, Macau	2.5%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was energy. Individual holdings that lifted the Fund’s absolute return included Sun Art Retail Group, Semiconductor Manufacturing International and Xinyi Glass Holdings.

For the same period, the sectors that detracted most from the Fund’s absolute performance were real estate, financials and industrials. Individual holdings that hindered the Fund’s absolute return included CK Hutchison Holdings, AIA Group and CK Asset Holdings.

Thank you for your participation in Franklin FTSE Hong Kong ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE HONG KONG ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-20.90%	-21.56%	-20.90%	-21.56%
Since Inception (11/2/17)	-13.90%	-14.17%	-6.02%	-6.15%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 61 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 61 for Performance Summary footnotes.

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FRANKLIN FTSE HONG KONG ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.758828

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Hong Kong issuers involve risks that are specific to Hong Kong, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Hong Kong Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Hong Kong Capped Index is based on the FTSE Hong Kong Index and is designed to measure the performance of Hong Kong large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE HONG KONG ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$885.00	$0.42	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE India ETF

This annual report for Franklin FTSE India ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE India RIC Capped Index (the FTSE India Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE India Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -31.92% based on market price and -30.98% based on net asset value. In comparison, the FTSE India Capped Index posted a -31.42% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 65.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE India Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
IT Services	17.0%
Oil, Gas & Consumable Fuels	15.3%
Thrifts & Mortgage Finance	9.6%
Banks	6.1%
Household Products	5.4%
Pharmaceuticals	4.6%
Automobiles	4.4%
Chemicals	3.4%
Insurance	3.2%
Construction Materials	2.8%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 240.

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FRANKLIN FTSE INDIA ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Reliance Industries Ltd. Oil, Gas & Consumable Fuels, India	11.5%
Housing Development Finance Corp. Ltd. Thrifts & Mortgage Finance, India	9.3%
Infosys Ltd. IT Services, India	7.9%
Tata Consultancy Services Ltd. IT Services, India	5.5%
Hindustan Unilever Ltd. Household Products, India	5.4%
Bharti Airtel Ltd. Wireless Telecommunication Services, India	2.5%
Axis Bank Ltd. Banks, India	2.5%
Maruti Suzuki India Ltd. Automobiles, India	1.7%
ITC Ltd. Tobacco, India	1.7%
Asian Paints Ltd. Chemicals, India	1.6%

Manager’s Discussion

For the fiscal year ended March 31, 2020, no sectors contributed to the Fund’s absolute performance. Individual holdings that lifted the Fund’s absolute return included Hindustan Unilever, Nestle India and Avenue Supermarts.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, consumer discretionary and energy. Individual holdings that hindered the Fund’s absolute return included Housing Development Finance, Axis Bank and Reliance Industries.

Thank you for your participation in Franklin FTSE India ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

64	Annual Report	franklintempleton.com

FRANKLIN FTSE INDIA ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-30.98%	-31.92%	-30.98%	-31.92%
Since Inception (2/6/18)	-31.41%	-32.14%	-16.12%	-16.54%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 67 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/20

See page 67 for Performance Summary footnotes.

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FRANKLIN FTSE INDIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.207681

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Indian issuers involve risks that are specific to India, including certain legal, regulatory, political and economic risks. There are special risks associated with investments in India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE India Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE India Capped Index is based on the FTSE India Index and is designed to measure the performance of Indian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE INDIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$729.10	$0.82	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Italy ETF

This annual report for Franklin FTSE Italy ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy RIC Capped Index (the FTSE Italy Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Italy Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -21.32% based on market price and -20.84% based on net asset value. In comparison, the FTSE Italy Capped Index posted a -21.15% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 71.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Italy Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Electric Utilities	22.1%
Banks	20.4%
Oil, Gas & Consumable Fuels	8.9%
Insurance	8.2%
Automobiles	7.4%
Gas Utilities	4.6%
Diversified Telecommunication Services	3.6%
Textiles, Apparel & Luxury Goods	3.1%
Diversified Financial Services	2.7%
Transportation Infrastructure	2.4%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

2. Source: FactSet. The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 245.

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FRANKLIN FTSE ITALY ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Enel SpA Electric Utilities, Italy	18.8%
Eni SpA Oil, Gas & Consumable Fuels, Italy	8.9%
Intesa Sanpaolo SpA Banks, Italy	8.6%
UniCredit SpA Banks, Italy	6.2%
Assicurazioni Generali SpA Insurance, Italy	6.2%
Ferrari NV Automobiles, Italy	4.8%
Snam SpA Gas Utilities, Italy	3.6%
Terna Rete Elettrica Nazionale SpA Electric Utilities, Italy	3.3%
Moncler SpA Textiles, Apparel & Luxury Goods, Italy	2.8%
Telecom Italia SpA/Milano, di Risp Diversified Telecommunication Services, Italy	2.6%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sectors that contributed to the Fund’s absolute performance were utilities and health care. Individual holdings that lifted the Fund’s absolute return included Ferrari, Enel and DiaSorin.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, energy and industrials. Individual holdings that hindered the Fund’s absolute return included ENI, UniCredit and Intesa Sanpaolo.

Thank you for your participation in Franklin FTSE Italy ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE ITALY ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-20.84%	-21.32%	-20.84%	-21.32%
Since Inception (11/2/17)	-26.22%	-26.48%	-11.86%	-11.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 73 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 73 for Performance Summary footnotes.

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FRANKLIN FTSE ITALY ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.895572

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Italian issuers involve risks that are specific to Italy, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Italy Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Italy Capped Index is based on the FTSE Italy Index and is designed to measure the performance of Italian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE ITALY ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$768.40	$0.40	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan ETF

This annual report for Franklin FTSE Japan ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Index (the FTSE Japan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -8.19% based on market price and -7.15% based on net asset value. In comparison, the FTSE Japan Capped Index posted a -7.25% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 77.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Pharmaceuticals	7.2%
Automobiles	6.9%
Electronic Equipment, Instruments & Components	6.0%
Banks	5.0%
Wireless Telecommunication Services	5.0%
Machinery	4.9%
Road & Rail	4.5%
Chemicals	4.3%
Household Durables	3.7%
Trading Companies & Distributors	3.4%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 247.

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FRANKLIN FTSE JAPAN ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.5%
Sony Corp. Household Durables, Japan	2.2%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.8%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	1.7%
KDDI Corp. Wireless Telecommunication Services, Japan	1.5%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.4%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.4%
Daiichi Sankyo Co. Ltd. Pharmaceuticals, Japan	1.3%
Nintendo Co. Ltd. Entertainment, Japan	1.2%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.2%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the sectors that contributed most to the Fund’s absolute performance were health care, communication services and information technology. Individual holdings that lifted the Fund’s absolute return included Sony, Daiichi Sankyo and KDDI.

For the same period, the sectors that detracted most from the Fund’s absolute performance were industrials, financials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Softbank Group, Takeda Pharmaceutical and Mitsubishi UFJ Financial Group.

Thank you for your participation in Franklin FTSE Japan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE JAPAN ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-7.15%	-8.19%	-7.15%	-8.19%
Since Inception (11/2/17)	-12.02%	-12.79%	-5.18%	-5.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 79 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 79 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.591441

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Japan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Index is based on the FTSE Japan Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$896.10	$0.43	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Japan Hedged ETF

This annual report for Franklin FTSE Japan Hedged ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan RIC Capped Hedged to USD Index (the FTSE Japan Capped Hedged Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Japan Capped Hedged Index and in depositary receipts representing such securities, including indirectly through Franklin FTSE Japan ETF (Underlying Fund).

Performance Overview

During the six-month, the Fund posted cumulative total returns of -8.90% based on market price and -7.66% based on net asset value. In comparison, the FTSE Japan Capped Hedged Index posted a -7.49% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 83.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Japan Capped Hedged Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Pharmaceuticals	7.1%
Automobiles	6.9%
Electronic Equipment, Instruments & Components	5.9%
Banks	5.0%
Wireless Telecommunication Services	5.0%
Machinery	4.8%
Road & Rail	4.5%
Chemicals	4.3%
Household Durables	3.7%
Trading Companies & Distributors	3.4%

the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. We intend to enter into monthly foreign currency forward contracts and/or currency futures contracts designed to offset the Fund’s exposure to the Japanese yen, in order to replicate the hedge impact incorporated in the calculation of the Underlying Index. The Fund’s exposure to foreign currency forward contracts and currency futures contracts is based on the aggregate exposure of the Fund to the Japanese yen. The Fund will concentrate its investments (i.e., hold 25% or

1. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 258.

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Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Toyota Motor Corp. Automobiles, Japan	4.5%
Sony Corp. Household Durables, Japan	2.2%
Keyence Corp. Electronic Equipment, Instruments & Components, Japan	1.8%
SoftBank Group Corp. Wireless Telecommunication Services, Japan	1.7%
KDDI Corp. Wireless Telecommunication Services, Japan	1.5%
Takeda Pharmaceutical Co. Ltd. Pharmaceuticals, Japan	1.4%
Mitsubishi UFJ Financial Group Inc. Banks, Japan	1.4%
Daiichi Sankyo Co. Ltd. Pharmaceuticals, Japan	1.3%
Nintendo Co. Ltd. Entertainment, Japan	1.3%
Shin-Etsu Chemical Co. Ltd. Chemicals, Japan	1.2%

more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sectors that contributed to the Fund’s absolute performance were health care and communication services. Individual holdings that lifted the Fund’s absolute return included Sony, Daiichi Sankyo and KDDI. The Fund’s use of currency forward contracts—designed to offset the Fund’s exposure to the Japanese yen and to replicate the hedge impact incorporated in the calculation of the Underlying Index—also contributed to the Fund’s absolute performance. However, one cannot expect the same result in future periods.

For the same period, the sectors that detracted most from the Fund’s absolute performance were industrials, financials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Softbank Group, Takeda Pharmaceutical and Mitsubishi UFJ Financial Group.

Thank you for your participation in Franklin FTSE Japan Hedged ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-7.66%	-8.90%	-7.66%	-8.90%
Since Inception (11/2/17)	-12.78%	-13.86%	-5.52%	-6.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 85 for Performance Summary footnotes.

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FRANKLIN FTSE JAPAN HEDGED ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 85 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Japanese issuers involve risks that are specific to Japan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. While the Fund’s use of foreign currency forward contracts and/or currency futures contracts is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the Japanese yen. The return of these currency hedging instruments will not perfectly offset the actual fluctuations between the Japanese yen and the U.S. dollar. Currency hedges are sometimes subject to imperfect matching between the derivative instruments and the currencies that the derivative instruments intend to hedge, and there can be no assurance that the Fund’s hedging transactions will be effective. The Fund’s exposure to the Japanese yen may not be fully hedged at all times. Because the Fund’s currency hedge is generally reset on a monthly basis, currency risk can develop or increase intra-month. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Japan Capped Hedged Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Japan Capped Hedged Index is based on the FTSE Japan Hedged to USD Index and is designed to measure the performance of Japanese large- and mid-capitalization stocks. The FTSE Japan Capped Hedged Index incorporates a hedge against fluctuations of the Japanese yen by reflecting the impact of rolling monthly currency forward contracts on the Japanese yen.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE JAPAN HEDGED ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$903.90	$0.43	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Latin America ETF

This annual report for Franklin FTSE Latin America ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America RIC Capped Index (the FTSE Latin America Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Latin America Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -40.01% based on market price and -40.49% based on net asset value. In comparison, the FTSE Latin America Capped Index posted a -40.45% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 89.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Latin America Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	21.3%
Metals & Mining	10.4%
Oil, Gas & Consumable Fuels	7.8%
Beverages	7.1%
Electric Utilities	5.9%
Food & Staples Retailing	5.3%
Wireless Telecommunication Services	4.7%
Capital Markets	3.8%
Multiline Retail	3.8%
Food Products	3.0%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 269.

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FRANKLIN FTSE LATIN AMERICA ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Vale SA Metals & Mining, Brazil	7.1%
Itau Unibanco Holding SA Banks, Brazil	5.7%
Petroleo Brasileiro SA Oil, Gas & Consumable Fuels, Brazil	5.6%
Banco Bradesco SA Banks, Brazil	4.9%
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	4.1%
B3 SA - Brasil Bolsa Balcao Capital Markets, Brazil	3.4%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	3.2%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	3.0%
Ambev SA Beverages, Brazil	2.5%
Grupo Financiero Banorte SAB de CV Banks, Mexico	1.9%

Manager’s Discussion

For the fiscal year ended March 31, 2020, no sectors contributed to the Fund’s absolute performance. Individual holdings that lifted the Fund’s absolute return included B2W Companhia Digital Temp, TOTVS and GOL Linhas Aereas Inteligentes.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, energy and materials. Individual holdings that hindered the Fund’s absolute return included Petrobras Brasileiro, Banco Bradesco and Itau Unibanco Holding.

Thank you for your participation in Franklin FTSE Latin America ETF. We look forward to serving your future investment needs.

Country Composition

3/31/20

% of Total Net Assets
Brazil	62.8%
Mexico	24.0%
Chile	7.8%
Colombia	3.5%
United States	1.0%
Peru	0.4%

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE LATIN AMERICA ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-40.49%	-40.01%	-40.49%	-40.01%
Since Inception (10/9/18)	-39.65%	-39.30%	-29.01%	-28.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 91 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/9/18–3/31/20

See page 91 for Performance Summary footnotes.

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FRANKLIN FTSE LATIN AMERICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.902643

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Latin American issuers involve risks that are specific to Latin America, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Latin America Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Latin America Capped Index is based on the FTSE Latin America Index and is designed to measure the performance of Latin American large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE LATIN AMERICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$594.50	$0.88	$1,023.90	$1.11	0.22%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Mexico ETF

This annual report for Franklin FTSE Mexico ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico RIC Capped Index (the FTSE Mexico Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Mexico Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -33.23% based on market price and -33.13% based on net asset value. In comparison, the FTSE Mexico Capped Index posted a -33.16% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 95.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Mexico Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Beverages	17.7%
Wireless Telecommunication Services	15.9%
Banks	15.3%
Food & Staples Retailing	12.0%
Transportation Infrastructure	7.1%
Food Products	6.5%
Metals & Mining	6.1%
Media	3.9%
Construction Materials	3.2%
Equity Real Estate Investment Trusts (REITs)	2.7%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 274.

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Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
America Movil SAB de CV, L Wireless Telecommunication Services, Mexico	15.9%
Fomento Economico Mexicano SAB de CV Beverages, Mexico	12.5%
Wal-Mart de Mexico SAB de CV, V Food & Staples Retailing, Mexico	12.0%
Grupo Financiero Banorte SAB de CV Banks, Mexico	7.7%
Grupo Mexico SAB de CV, B Metals & Mining, Mexico	5.0%
Grupo Bimbo SAB de CV, A Food Products, Mexico	3.7%
Grupo Elektra SAB de CV Banks, Mexico	3.7%
Cemex SAB de CV Construction Materials, Mexico	3.2%
Grupo Televisa SA Media, Mexico	2.9%
Coca-Cola FEMSA SA de CV Beverages, Mexico	2.5%

Manager’s Discussion

For the fiscal year ended March 31, 2020, no sectors contributed to the Fund’s absolute performance. The only holding that lifted the Fund’s absolute return was Telesites.

For the same period, the sectors that detracted most from the Fund’s absolute performance were consumer staples, financials and industrials. Individual holdings that hindered the Fund’s absolute return included Grupo Financiero Banorte, Fomento Economico Mexicano and America Movil.

Thank you for your participation in Franklin FTSE Mexico ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/7/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-33.13%	-33.23%	-33.13%	-33.23%
Since Inception (11/3/17)	-38.96%	-39.43%	-18.55%	-18.81%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 97 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/3/17–3/31/20

See page 97 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.670892

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risk related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Mexican issuers involve risks that are specific to Mexico, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Mexico Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Mexico Capped Index is based on the FTSE Mexico Index and is designed to measure the performance of Mexican large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE MEXICO ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$671.80	$0.79	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Russia ETF

This annual report for Franklin FTSE Russia ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia RIC Capped Index (the FTSE Russia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Russia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -16.03% based on market price and -13.90% based on net asset value. In comparison, the FTSE Russia Capped Index posted a -13.89% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 101.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Russia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Oil, Gas & Consumable Fuels	49.3%
Banks	17.5%
Metals & Mining	15.5%
Electric Utilities	5.3%
Wireless Telecommunication Services	3.3%
Food & Staples Retailing	2.8%
Capital Markets	2.3%
Chemicals	1.6%
Diversified Telecommunication Services	1.4%
Airlines	0.6%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 276.

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Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
LUKOIL PJSC Oil, Gas & Consumable Fuels, Russia	15.5%
Sberbank of Russia PJSC Banks, Russia	15.2%
Gazprom PJSC Oil, Gas & Consumable Fuels, Russia	15.2%
NovaTek PJSC Oil, Gas & Consumable Fuels, Russia	4.5%
MMC Norilsk Nickel PJSC Metals & Mining, Russia	4.5%
Tatneft PAO Oil, Gas & Consumable Fuels, Russia	4.1%
Surgutneftegas PJSC Oil, Gas & Consumable Fuels, Russia	3.3%
Rosneft PJSC Oil, Gas & Consumable Fuels, Russia	3.0%
Polyus Gold OJSC Metals & Mining, Russia	2.9%
Magnit PJSC Food & Staples Retailing, Russia	2.8%

Manager’s Discussion

For the fiscal year ended March 31, 2020, no sectors contributed to the Fund’s absolute performance. Individual holdings that lifted the Fund’s absolute return included Gazprom, Polyus Gold and MMC Norilsk Nickel.

For the same period, the sectors that detracted most from the Fund’s absolute performance were energy, financials and materials. Individual holdings that hindered the Fund’s absolute return included Lukoil Holdings, Sberbank of Russia and Tatneft.

Thank you for your participation in Franklin FTSE Russia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-13.90%	-16.03%	-13.90%	-16.03%
Since Inception (2/6/18)	-13.22%	-15.12%	-6.40%	-7.36%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 103 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/20

See page 103 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.750396

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Russian issuers involve significant risks that are specific to Russia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet: The FTSE Russia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Russia Capped Index is based on the FTSE Russia Index and is designed to measure the performance of Russian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE RUSSIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$751.30	$0.83	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Saudi Arabia ETF

This annual report for Franklin FTSE Saudi Arabia ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia RIC Capped Index (the FTSE Saudi Arabia Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Saudi Arabia Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -25.44% based on market price and -25.51% based on net asset value. In comparison, the FTSE Saudi Arabia Capped Index posted a -25.28% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 107.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Saudi Arabia Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Banks	39.2%
Chemicals	20.5%
Diversified Telecommunication Services	9.6%
Oil, Gas & Consumable Fuels	7.5%
Food Products	4.2%
Metals & Mining	2.7%
Electric Utilities	2.5%
Construction Materials	2.3%
Wireless Telecommunication Services	2.2%
Real Estate Management & Development	2.1%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 278.

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Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Al-Rajhi Bank Banks, Saudi Arabia	11.9%
Saudi Basic Industries Corp. Chemicals, Saudi Arabia	11.4%
Saudi Telecom Co. Diversified Telecommunication Services, Saudi Arabia	9.6%
National Commercial Bank Banks, Saudi Arabia	8.6%
Saudi Aramco, 144A, Reg S Oil, Gas & Consumable Fuels, Saudi Arabia	7.0%
Riyad Bank Banks, Saudi Arabia	4.1%
Samba Financial Group Banks, Saudi Arabia	3.8%
Alinma Bank Banks, Saudi Arabia	3.0%
Banque Saudi Fransi Banks, Saudi Arabia	3.0%
Saudi Arabian Mining Co. Metals & Mining, Saudi Arabia	2.7%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was consumer staples. Individual holdings that lifted the Fund’s absolute return included Abdullah Al Othaim Markets, Savola Al-Azizia United and Arab National Bank.

For the same period, the sectors that detracted most from the Fund’s absolute performance were materials, financials and energy. Individual holdings that hindered the Fund’s absolute return included Saudi Arabia Industries, National Commercial Bank and Samba Financial Group.

Thank you for your participation in Franklin FTSE Saudi Arabia ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-25.51%	-25.44%	-25.51%	-25.44%
Since Inception (10/9/18)	-15.92%	-14.49%	-11.10%	-10.08%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 109 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/9/18–3/31/20

See page 109 for Performance Summary footnotes.

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FRANKLIN FTSE SAUDI ARABIA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.828404

Total Annual Operating Expenses5

0.39%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Saudi Arabian issuers involve risks that are specific to Saudi Arabia, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Saudi Arabia Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Saudi Arabia Capped Index is based on the FTSE Saudi Arabia Index and is designed to measure the performance of Saudi Arabian large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SAUDI ARABIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$798.40	$1.75	$1,023.05	$1.97	0.39%
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Africa ETF

This annual report for Franklin FTSE South Africa ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa RIC Capped Index (the FTSE/JSE South Africa Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE/JSE South Africa Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -39.46% based on market price and -38.46% based on net asset value. In comparison, the FTSE/JSE South Africa Capped Index posted a -38.36% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 113.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE/JSE South Africa Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation.

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Internet & Direct Marketing Retail	24.7%
Metals & Mining	15.3%
Banks	9.3%
Food & Staples Retailing	9.2%
Diversified Financial Services	8.8%
Insurance	7.9%
Wireless Telecommunication Services	5.5%
Equity Real Estate Investment Trusts (REITs)	3.0%
Specialty Retail	2.4%
Industrial Conglomerates	2.0%

Our intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 281.

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FRANKLIN FTSE SOUTH AFRICA ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Naspers Ltd., N Internet & Direct Marketing Retail, South Africa	24.7%
AngloGold Ashanti Ltd. Metals & Mining, South Africa	4.7%
Standard Bank Group Ltd. Banks, South Africa	4.6%
FirstRand Ltd. Diversified Financial Services, South Africa	4.5%
Sanlam Ltd. Insurance, South Africa	3.1%
MTN Group Ltd. Wireless Telecommunication Services, South Africa	3.1%
Gold Fields Ltd. Metals & Mining, South Africa	2.6%
Bid Corp. Ltd. Food & Staples Retailing, South Africa	2.5%
Vodacom Group Ltd. Wireless Telecommunication Services, South Africa	2.5%
Remgro Ltd. Diversified Financial Services, South Africa	2.2%

Manager’s Discussion

For the fiscal year ended March 31, 2020, no sectors contributed to the Fund’s absolute performance. Individual holdings that lifted the Fund’s absolute return included AngloGold Ashanti, Gold Fields and Clicks Group.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, materials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Sasol, Standard Bank Group and FirstRand.

Thank you for your participation in Franklin FTSE South Africa ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH AFRICA ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (10/11/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-38.46%	-39.46%	-38.46%	-39.46%
Since Inception (10/10/18)	-32.76%	-33.60%	-23.64%	-24.30%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 115 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

10/10/18–3/31/20

See page 115 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH AFRICA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$2.695010

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of South African issuers involve risks that are specific to South Africa, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE/JSE South Africa Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE/JSE South Africa Capped Index is based on the FTSE South Africa Index and is designed to measure the performance of South African large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH AFRICA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$658.20	$0.79	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE South Korea ETF

This annual report for Franklin FTSE South Korea ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea RIC Capped Index (the FTSE South Korea Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE South Korea Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -19.60% based on market price and -20.24% based on net asset value. In comparison, the FTSE South Korea Capped Index posted a -20.46% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 119.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE South Korea Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Technology Hardware, Storage & Peripherals	18.9%
Semiconductors & Semiconductor Equipment	8.0%
Banks	7.8%
Interactive Media & Services	5.7%
Biotechnology	4.9%
Automobiles	4.2%
Chemicals	4.2%
Industrial Conglomerates	3.9%
Electronic Equipment, Instruments & Components	3.9%
Personal Products	3.5%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 284.

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FRANKLIN FTSE SOUTH KOREA ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Samsung Electronics Co. Ltd. Technology Hardware, Storage & Peripherals, South Korea	18.9%
SK Hynix Inc. Semiconductors & Semiconductor Equipment, South Korea	8.0%
Celltrion Inc. Biotechnology, South Korea	4.4%
Naver Corp. Interactive Media & Services, South Korea	4.2%
Hyundai Motor Co. Automobiles, South Korea	2.9%
LG Chem Ltd. Chemicals, South Korea	2.8%
Shinhan Financial Group Co. Ltd. Banks, South Korea	2.5%
KB Financial Group Inc. Banks, South Korea	2.5%
Samsung SDI Co. Ltd. Electronic Equipment, Instruments & Components, South Korea	2.4%
LG Household & Health Care Ltd. Personal Products, South Korea	2.1%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sectors that contributed to the Fund’s absolute performance were communication services and health care. Individual holdings that lifted the Fund’s absolute return included Celltrion, Naver and NCSoft.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, consumer discretionary and industrials. Individual holdings that hindered the Fund’s absolute return included Hyundai Motor, POSCO and Shinhan Financial Group.

Thank you for your participation in Franklin FTSE South Korea ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SOUTH KOREA ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-20.24%	-19.60%	-20.24%	-19.60%
Since Inception (11/2/17)	-32.44%	-32.38%	-15.03%	-14.99%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 121 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 121 for Performance Summary footnotes.

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FRANKLIN FTSE SOUTH KOREA ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.453814

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of South Korean issuers involve risks that are specific to South Korea, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE South Korea Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE South Korea Capped Index is based on the FTSE South Korea Index and is designed to measure the performance of South Korean large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SOUTH KOREA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$858.70	$0.42	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Switzerland ETF

This annual report for Franklin FTSE Switzerland ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland RIC Capped Index (the FTSE Switzerland Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Switzerland Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +3.06% based on market price and +3.70% based on net asset value. In comparison, the FTSE Switzerland Capped Index posted a +3.06% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 125.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Switzerland Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Pharmaceuticals	28.8%
Food Products	22.2%
Insurance	8.9%
Capital Markets	7.0%
Chemicals	5.8%
Health Care Equipment & Supplies	4.1%
Textiles, Apparel & Luxury Goods	3.4%
Electrical Equipment	3.0%
Life Sciences Tools & Services	3.0%
Professional Services	2.2%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 288.

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FRANKLIN FTSE SWITZERLAND ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Nestle SA Food Products, Switzerland	19.9%
Roche Holding AG Pharmaceuticals, Switzerland	16.0%
Novartis AG Pharmaceuticals, Switzerland	12.2%
Zurich Insurance Group AG Insurance, Switzerland	4.8%
UBS Group AG Capital Markets, Switzerland	3.1%
ABB Ltd. Electrical Equipment, Switzerland	3.0%
Lonza Group AG Life Sciences Tools & Services, Switzerland	3.0%
Givaudan AG Chemicals, Switzerland	2.8%
Cie Financiere Richemont SA Textiles, Apparel & Luxury Goods, Switzerland	2.7%
Alcon Inc. Health Care Equipment & Supplies, Switzerland	2.3%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the sectors that contributed most to the Fund’s absolute performance were health care, consumer staples and materials. Individual holdings that lifted the Fund’s absolute return included Roche Holding, Nestle and Lonza Group.

For the same period, the only sectors that detracted from the Fund’s absolute performance were financials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Cie Financiere Richemont, Credit Suisse Group and UBS Group.

Thank you for your participation in Franklin FTSE Switzerland ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE SWITZERLAND ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/9/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	+3.70%	+3.06%	+3.70%	+3.06%
Since Inception (2/6/18)	+7.95%	+7.47%	+3.63%	+3.41%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 127 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

2/6/18–3/31/20

See page 127 for Performance Summary footnotes.

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FRANKLIN FTSE SWITZERLAND ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.320080

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of Swiss issuers involve risks that are specific to Switzerland, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Switzerland Capped Index is a free float-adjusted market-capitalization weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Switzerland Capped Index is based on the FTSE Switzerland Index and is designed to measure the performance of Swiss large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE SWITZERLAND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$953.80	$0.44	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE Taiwan ETF

This annual report for Franklin FTSE Taiwan ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan RIC Capped Index (the FTSE Taiwan Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE Taiwan Capped Index and in depositary receipts representing such securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -3.48% based on market price and -3.29% based on net asset value. In comparison, the FTSE Taiwan Capped Index posted a -3.26% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 131.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Taiwan Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Semiconductors & Semiconductor Equipment	29.3%
Electronic Equipment, Instruments & Components	14.2%
Banks	14.1%
Technology Hardware, Storage & Peripherals	8.1%
Chemicals	6.9%
Insurance	5.8%
Diversified Telecommunication Services	2.9%
Food Products	2.2%
Diversified Financial Services	2.0%
Construction Materials	2.0%

intention is to replicate the component securities of the Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 291.

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FRANKLIN FTSE TAIWAN ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. Semiconductors & Semiconductor Equipment, Taiwan	19.8%
Hon Hai Precision Industry Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	5.9%
MediaTek Inc. Semiconductors & Semiconductor Equipment, Taiwan	3.4%
Chunghwa Telecom Co. Ltd. Diversified Telecommunication Services, Taiwan	2.9%
Largan Precision Co. Ltd. Electronic Equipment, Instruments & Components, Taiwan	2.8%
Formosa Plastics Corp. Chemicals, Taiwan	2.6%
CTBC Financial Holding Co. Ltd. Banks, Taiwan	2.3%
Uni-President Enterprises Corp. Food Products, Taiwan	2.3%
Mega Financial Holding Co. Ltd. Banks, Taiwan	2.2%
Nan Ya Plastics Corp. Chemicals, Taiwan	2.2%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the sectors that contributed to the Fund’s absolute performance were information technology and communication services. Individual holdings that lifted the Fund’s absolute return included Taiwan Semiconductor Manufacturing, MediaTek and Hotai Motor.

For the same period, the sectors that detracted most from the Fund’s absolute performance were materials, financials and consumer discretionary. Individual holdings that hindered the Fund’s absolute return included Formosa Plastics, Formosa Chemical & Fibre, and Nan Ya Plastics.

Thank you for your participation in Franklin FTSE Taiwan ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE TAIWAN ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-3.29%	-3.48%	-3.29%	-3.48%
Since Inception (11/2/17)	-5.58%	-5.73%	-2.36%	-2.42%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 133 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 133 for Performance Summary footnotes.

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FRANKLIN FTSE TAIWAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.867876

Total Annual Operating Expenses5

0.19%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Investments in securities of Taiwanese issuers involve risks that are specific to Taiwan, including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a Fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE Taiwan Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE Taiwan Capped Index is based on the FTSE Taiwan Index and is designed to measure the performance of Taiwanese large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE TAIWAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/201.2	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$928.80	$0.92	$1,024.05	$0.96	0.19%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin FTSE United Kingdom ETF

This annual report for Franklin FTSE United Kingdom ETF covers the fiscal year ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK RIC Capped Index (the FTSE UK Capped Index or the Underlying Index).1 Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the FTSE UK Capped Index and in depositary receipts representing such securities.

Performance Overview

For the 12-month period, the Fund posted cumulative total returns of -23.55% based on market price and -22.42% based on net asset value. In comparison, the FTSE UK Capped Index posted a -22.37% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 137.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE UK Capped Index. We seek to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. Our intention is to replicate the component securities of the Underlying

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Oil, Gas & Consumable Fuels	11.9%
Pharmaceuticals	11.5%
Banks	9.9%
Metals & Mining	7.3%
Tobacco	5.2%
Insurance	4.5%
Beverages	4.2%
Professional Services	4.1%
Capital Markets	3.7%
Personal Products	3.0%

Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the Underlying Index. In these circumstances, we may use a “representative sampling” strategy whereby we would invest in what we believe to be a representative sample of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Under the representative sampling technique, we will select securities that collectively have an investment profile similar to that of the Underlying Index, including securities that resemble those included in the Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

1. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

2. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions (after the deduction of certain withholding taxes). It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 294.

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FRANKLIN FTSE UNITED KINGDOM ETF

Top 10 Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
Royal Dutch Shell PLC, A, B Oil, Gas & Consumable Fuels, United Kingdom	7.3%
AstraZeneca PLC Pharmaceuticals, United Kingdom	6.3%
HSBC Holdings PLC Banks, United Kingdom	6.2%
GlaxoSmithKline PLC Pharmaceuticals, United Kingdom	5.0%
BP PLC Oil, Gas & Consumable Fuels, United Kingdom	4.6%
British American Tobacco PLC Tobacco, United Kingdom	4.2%
Diageo PLC Beverages, United Kingdom	4.0%
Unilever PLC Personal Products, United Kingdom	3.0%
Rio Tinto PLC Metals & Mining, Australia	2.7%
Reckitt Benckiser Group PLC Household Products, United Kingdom	2.6%

Manager’s Discussion

For the fiscal year ended March 31, 2020, the only sector that contributed to the Fund’s absolute performance was health care. Individual holdings that lifted the Fund’s absolute return included AstraZeneca, London Stock Exchange Group and Polymetal International.

For the same period, the sectors that detracted most from the Fund’s absolute performance were financials, energy and consumer staples. Individual holdings that hindered the Fund’s absolute return included Royal Dutch Shell, HSBC Holdings and BP.

Thank you for your participation in Franklin FTSE United Kingdom ETF. We look forward to serving your future investment needs.

Dina Ting, CFA

Louis Hsu, CFA

Hailey Harris

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN FTSE UNITED KINGDOM ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale or redemption of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/17), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/20

	Cumulative Total Return[1]		Average Annual Total Return[1]
	Based on NAV[2]	Based on market price[3]	Based on NAV[2]	Based on market price[3]
1-Year	-22.42%	-23.55%	-22.42%	-23.55%
Since Inception (11/2/17)	-21.42%	-22.44%	-9.52%	-10.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 139 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/2/17–3/31/20

See page 139 for Performance Summary footnotes.

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FRANKLIN FTSE UNITED KINGDOM ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.090866

Total Annual Operating Expenses5

0.09%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in securities of issuers in U.K. countries involve risks that are specific to the U.K., including certain legal, regulatory, political and economic risks. Because the Fund invests its assets primarily in companies in a specific country or region, the Fund may also experience greater volatility than a fund that is more broadly diversified geographically. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

2. Assumes reinvestment of distributions based on net asset value.

3. Assumes reinvestment of distributions based on market price.

4. Source: FactSet. The FTSE UK Capped Index is a free float-adjusted market capitalization-weighted index maintained and calculated by FTSE Russell with a capping methodology applied quarterly to issuer weights so that no single issuer of a component exceeds 25% of the index weight, and all issuers with weights above 5% do not cumulatively exceed 50% of the index’s weight. The FTSE UK Capped Index is based on the FTSE UK Index and is designed to measure the performance of U.K. large- and mid-capitalization stocks.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN FTSE UNITED KINGDOM ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$785.50	$0.40	$1,024.55	$0.46	0.09%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Asia ex Japan ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.86	$23.63	$23.64

Income from investment operations[b]:

Net investment income[c]	0.49	0.51	0.04

Net realized and unrealized gains (losses)	(3.46)	(1.82)	(0.05)

Total from investment operations	(2.97)	(1.31)	(0.01)

Less distributions from net investment income	(0.50)	(0.46)	—

Net asset value, end of year	$18.39	$21.86	$23.63

Total return[d]	(13.88)%	(5.34)%	(0.04)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%

Expenses net waiver and payments by affiliates	0.19%	—	—

Net investment income	2.32%	2.34%	1.06%

Supplemental data

Net assets, end of year (000’s)	$14,712	$17,488	$9,451

Portfolio turnover rate[f]	11.42% [g]	7.11%	0.96%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 11.42%.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Statement of Investments, March 31, 2020

Franklin FTSE Asia ex Japan ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.8%
	Cambodia 0.0%†
	NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,000	$4,082

	China 43.6%
	360 Security Technology Inc., A	Software	600	1,602
a	3SBio Inc.	Biotechnology	4,000	4,165
a	51job Inc., ADR	Professional Services	80	4,911
a	58.com Inc., ADR	Interactive Media & Services	316	15,396
	A-Living Services Co. Ltd., H	Commercial Services & Supplies	1,500	7,296
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components	2,000	10,373
	AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	200	337
	Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	4,330
	Agricultural Bank of China Ltd., A	Banks	22,000	10,460
	Agricultural Bank of China Ltd., H	Banks	102,000	40,927
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	600	3,333
	Air China Ltd., A	Airlines	800	735
	Air China Ltd., H	Airlines	4,000	2,580
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	5,852	1,138,097
a	Alibaba Health Information Technology Ltd.	Health Care Technology	12,000	20,065
a	Alpha Group	Leisure Equipment & Products	200	205
a	Aluminum Corp. of China Ltd., A	Metals & Mining	1,800	731
a	Aluminum Corp. of China Ltd., H	Metals & Mining	24,000	4,768
	An Hui Wenergy Co. Ltd.	Independent Power and Renewable Electricity Producers	600	327
	Angang Steel Co. Ltd.	Metals & Mining	1,000	379
	Angang Steel Co. Ltd., H	Metals & Mining	5,200	1,369
	Angel Yeast Co. Ltd., A	Food Products	200	993
	Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	200	389
	Anhui Conch Cement Co. Ltd., A	Construction Materials	800	6,219
	Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	27,790
	Anhui Gujing Distillery Co. Ltd., B	Beverages	600	4,737
a	Anhui Jianghuai Automobile Group Corp. Ltd., A	Automobiles	400	280
	Anhui Xinhua Media Co. Ltd., A	Distributors	200	134
	Anhui Zhongding Sealing Parts Co. Ltd.	Auto Components	200	262
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	4,000	29,390
a	Anxin Trust Co. Ltd.	Capital Markets	800	282
a	Autohome Inc., ADR	Interactive Media & Services	194	13,778
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	200	896
	AVIC Aircraft Co. Ltd.	Aerospace & Defense	400	895
	Avic Capital Co. Ltd., A	Diversified Financial Services	1,200	665
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	600	610
	Avic Heavy Machinery Co. Ltd., A	Machinery	200	250
	AVIC Jonhon OptronicTechnology Co. Ltd.	Electronic Equipment, Instruments & Components	200	965
a	AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	200	808
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	12,000	4,629
	BAIC Motor Corp. Ltd., H	Automobiles	8,000	3,179
a	Baidu Inc., ADR	Interactive Media & Services	912	91,920
	Bank of Beijing Co. Ltd., A	Banks	3,200	2,181
	Bank of Changsha Co. Ltd., A	Banks	600	654
	Bank of Chengdu Co. Ltd., A	Banks	200	212
	Bank of China Ltd., A	Banks	13,000	6,382
	Bank of China Ltd., H	Banks	254,000	97,328
	Bank of Communications Co. Ltd., A	Banks	6,000	4,368
	Bank of Communications Co. Ltd., H	Banks	28,000	17,159
	Bank of Guiyang Co. Ltd.	Banks	400	432
	Bank of Hangzhou Co. Ltd.	Banks	400	435
	Bank of Jiangsu Co. Ltd., A	Banks	600	509

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Bank of Nanjing Co. Ltd., A	Banks	1,400	$1,432
	Bank of Ningbo Co. Ltd., A	Banks	1,200	3,904
	Bank of Qingdao Co. Ltd., A	Banks	200	141
	Bank of Shanghai Co. Ltd., A	Banks	2,180	2,534
	Bank of Zhengzhou Co. Ltd.	Banks	400	221
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	2,800	1,924
	BBMG Corp., A	Construction Materials	1,000	463
	BBMG Corp., H	Construction Materials	8,000	2,002
	Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	400	373
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	4,000	2,549
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	600	732
	Beijing Enlight Media Co. Ltd.	Entertainment	400	503
	Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	7,341
	Beijing Enterprises Water Group Ltd.	Water Utilities	20,000	7,818
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	4,000	578
a	Beijing Kunlun Tech Co. Ltd.	Entertainment	600	1,507
a	Beijing Lanxum Technology Co. Ltd.	IT Services	200	435
	Beijing New Building Materials PLC	Building Products	200	666
	Beijing North Star Co. Ltd., A	Real Estate Management & Development	400	150
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	929
	Beijing Orient National Communication Science &Technology Co. Ltd.	Software	200	402
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	600	2,881
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	400	520
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	200	128
	Beijing Shunxin Agriculture Co. Ltd., A	Beverages	200	1,732
	Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	200	337
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	200	1,026
	Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	200	715
a	Beijing Ultrapower Software Co. Ltd.	IT Services	400	206
	Beijing Yanjing Brewery Co. Ltd.	Beverages	400	341
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	200	265
	Bengang Steel Plates Co. Ltd., B	Metals & Mining	1,600	334
	Better Life Commercial Chain Share Co. Ltd.	Food & Staples Retailing	200	266
a	Bilibili Inc., ADR	Entertainment	186	4,356
	Bluedon Information Security Technology Co. Ltd.	Software	200	125
	Bluefocus Intelligent Communications Group Co. Ltd.	Media	400	320
	Bluestar Adisseo Co., A	Chemicals	200	330
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,800	993
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	5,200	2,722
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	16,000	3,757
	Boya Bio-pharmaceutical Group Co. Ltd.	Biotechnology	400	1,777
	Bright Dairy & Food Co. Ltd., A	Food Products	200	327
	Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	6,585
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	200	379
a	Budweiser Brewing Co. APAC Ltd.	Beverages	4,000	10,321
	BYD Co. Ltd.	Automobiles	400	3,384
	BYD Co. Ltd., H	Automobiles	2,000	10,450
	BYD Electronic International Co. Ltd.	Communications Equipment	3,000	5,008
	Caitong Securities Co. Ltd., A	Capital Markets	200	285

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Camel Group Co. Ltd., A	Electrical Equipment	200	$238
a	CAR Inc.	Road & Rail	2,000	1,117
	CECEP Solar Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	800	365
	CECEP Wind-Power Corp.	Independent Power and Renewable Electricity Producers	400	121
	Central China Securities Co. Ltd., A	Capital Markets	600	414
	Central China Securities Co. Ltd., H	Capital Markets	2,000	328
a	CGN Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,400	985
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	38,000	8,727
	Changjiang Securities Co. Ltd.	Capital Markets	600	541
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	600	1,544
	Chengdu Xingrong Environment Co. Ltd.	Water Utilities	800	516
a	China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	400	359
	China Aoyuan Group Ltd.	Real Estate Management & Development	4,000	4,686
	China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	200	365
	China Baoan Group Co. Ltd.	Industrial Conglomerates	200	166
a	China Biologic Products Holdings Inc.	Biotechnology	90	9,714
	China Cinda Asset Management Co. Ltd., H	Capital Markets	32,000	6,069
	China CITIC Bank Corp. Ltd., A	Banks	2,200	1,608
	China CITIC Bank Corp. Ltd., H	Banks	30,000	14,824
	China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	338
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	2,219
	China Communications Construction Co. Ltd., A	Construction & Engineering	800	932
	China Communications Construction Co. Ltd., H	Construction & Engineering	16,000	11,147
	China Communications Services Corp. Ltd.	Construction & Engineering	8,000	5,821
	China Conch Venture Holdings Ltd.	Machinery	5,000	22,320
	China Construction Bank Corp., A	Banks	1,600	1,431
	China Construction Bank Corp., H	Banks	310,000	253,571
a	China COSCO Holdings Co. Ltd., A	Marine	800	464
	China CYTS Tours Holding Co. Ltd., A	Hotels, Restaurants & Leisure	200	273
a,b,c	China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	2,000	3,241
a	China Eastern Airlines Corp. Ltd., A	Airlines	1,200	699
a	China Eastern Airlines Corp. Ltd., H	Airlines	8,000	2,735
	China Enterprise Co. Ltd., A	Real Estate Management & Development	600	361
	China Everbright Bank Co. Ltd., A	Banks	6,200	3,158
	China Everbright Bank Co. Ltd., H	Banks	16,000	6,131
	China Everbright International Ltd.	Commercial Services & Supplies	11,703	6,719
	China Everbright Ltd.	Capital Markets	4,000	5,904
	China Evergrande Group	Real Estate Management & Development	6,000	9,955
	China Film Co. Ltd., A	Entertainment	200	333
	China Foods Ltd.	Food Products	4,000	1,466
	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	400	1,179
	China Galaxy Securities Co. Ltd., A	Capital Markets	400	536
	China Galaxy Securities Co. Ltd., H	Capital Markets	12,000	5,821
	China Gas Holdings Ltd.	Gas Utilities	6,400	22,294
	China Gezhouba Group Co. Ltd., A	Construction & Engineering	800	788
	China Grand Automotive Services Group Co. Ltd., A	Specialty Retail	600	345
	China Great Wall Securities Co. Ltd., A	Capital Markets	400	683
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	400	674
	China Hongqiao Group Ltd.	Metals & Mining	9,000	3,832

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Huarong Asset Management Co. Ltd., H	Capital Markets	36,000	$4,552
	China International Capital Corp. Ltd., H	Capital Markets	4,000	6,472
	China International Marine Containers (Group) Co. Ltd., H	Machinery	1,320	1,233
	China International Marine Containers Group Co. Ltd.	Machinery	600	653
	China International Travel Service Corp. Ltd., A	Specialty Retail	400	3,792
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	16,000	10,363
	China Jushi Co. Ltd., A	Construction Materials	600	669
	China Lesso Group Holdings Ltd.	Building Products	4,000	5,274
	China Life Insurance Co. Ltd., A	Insurance	1,000	3,716
	China Life Insurance Co. Ltd., H	Insurance	24,000	47,004
a	China Literature Ltd.	Media	800	3,179
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	360	10,343
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	12,000	6,595
	China Medical System Holdings Ltd.	Pharmaceuticals	4,000	4,330
	China Meheco Co. Ltd., A	Trading Companies & Distributors	200	424
	China Mengniu Dairy Co. Ltd.	Food Products	8,000	27,816
	China Merchants Bank Co. Ltd., A	Banks	3,200	14,573
	China Merchants Bank Co. Ltd., H	Banks	12,000	54,187
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	600	541
	China Merchants Expressway Network & Technology Holdings Co. Ltd.	Transportation Infrastructure	200	196
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	4,572
	China Merchants Securities Co. Ltd.	Capital Markets	2,800	3,107
	China Merchants Securities Co. Ltd., A	Capital Markets	800	1,932
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	1,000	2,325
	China Minsheng Banking Corp. Ltd., A	Banks	6,400	5,156
	China Minsheng Banking Corp. Ltd., H	Banks	21,000	15,606
	China Mobile Ltd.	Wireless Telecommunication Services	18,000	133,881
	China Molybdenum Co. Ltd., A	Metals & Mining	1,000	490
	China Molybdenum Co. Ltd., H	Metals & Mining	12,000	3,360
	China National Building Material Co. Ltd., H	Construction Materials	12,000	13,113
	China National Nuclear Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,600	993
	China Nonferrous Metal Industry’s Foreign Engineeringand Construction Co. Ltd.	Metals & Mining	400	252
	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	600	761
	China Oilfield Services Ltd., A	Energy Equipment & Services	200	330
	China Oilfield Services Ltd., H	Energy Equipment & Services	4,000	3,091
	China Orient Securities Co. Ltd., A	Capital Markets	1,400	1,801
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	37,234
	China Pacific Insurance Group Co. Ltd., A	Insurance	1,200	4,778
	China Pacific Insurance Group Co. Ltd., H	Insurance	8,800	26,624
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	6,600	4,125
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	80,000	39,428
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	16,000	2,973
	China Railway Construction Corp. Ltd., A	Construction & Engineering	1,600	2,219
	China Railway Construction Corp. Ltd., H	Construction & Engineering	7,000	7,839
	China Railway Group Ltd., H	Construction & Engineering	14,000	7,460
	China Railway Hi-tech Industry Co. Ltd., A	Construction & Engineering	400	537
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	6,000	3,027
	China Railway Tielong Container Logistics Co. Ltd., A	Road & Rail	400	269

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	China Reinsurance Group Corp., H	Insurance	22,000	$2,555
	China Resources Beer Holdings Co. Ltd.	Beverages	6,000	27,403
	China Resources Cement Holdings Ltd.	Construction Materials	8,000	9,547
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	357
	China Resources Gas Group Ltd.	Gas Utilities	3,000	15,095
	China Resources Land Ltd.	Real Estate Management & Development	9,000	37,157
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	3,600
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	7,000	7,713
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	200	786
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,400	3,208
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	12,000	22,852
	China Shipbuilding Industry Co. Ltd., A	Machinery	3,200	1,901
	China Shipping Container Lines Co. Ltd., A	Marine	600	172
	China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	423
	China South City Holdings Ltd.	Real Estate Management & Development	8,000	774
	China South Publishing & Media Group Co. Ltd., A	Media	400	600
	China Southern Airlines Co. Ltd., A	Airlines	1,200	872
	China Southern Airlines Co. Ltd., H	Airlines	4,000	1,719
	China Spacesat Co. Ltd., A	Aerospace & Defense	200	824
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	7,200	5,353
	China State Construction International Holdings Ltd.	Construction & Engineering	4,000	2,962
	China Taiping Insurance Holdings Co. Ltd.	Insurance	5,600	9,176
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	48,000	14,553
b,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	152,000	34,122
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	12,000	5,465
	China TransInfo Technology Co. Ltd.	IT Services	600	1,727
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	1,001
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	16,000	9,227
	China United Network Communications Ltd., A	Wireless Telecommunication Services	5,200	3,829
	China Vanke Co. Ltd., A	Real Estate Management & Development	1,800	6,514
	China Vanke Co. Ltd., H	Real Estate Management & Development	5,200	17,141
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	2,600	6,342
	China Zhongwang Holdings Ltd.	Metals & Mining	4,800	1,263
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	200	340
	Chongqing Changan Automobile Co. Ltd.	Automobiles	600	896
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	2,600	1,265
	Chongqing Dima Industry Co. Ltd., A	Real Estate Management &Development	400	157
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	200	890
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	8,000	3,282
	Chongqing Water Group Co. Ltd., A	Water Utilities	200	147
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	400	3,803
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	8,670

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	400	$197
a	CITIC Guoan Information Industry Co. Ltd.	Media	400	176
	Citic Pacific Ltd.	Industrial Conglomerates	18,000	18,834
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	400	1,417
	CITIC Securities Co. Ltd., A	Capital Markets	1,800	5,627
	CITIC Securities Co. Ltd., H	Capital Markets	8,000	14,656
	CMST Development Co. Ltd., A	Air Freight & Logistics	200	128
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	52,000	54,543
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	200	3,397
	COSCO SHIPPING Development Co. Ltd., H	Marine	16,000	1,672
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	2,152
a	COSCO Shipping Holdings Co. Ltd.	Marine	8,000	2,209
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	8,183	3,948
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	26,000	31,465
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	16,256
	CRRC Corp. Ltd., A	Machinery	3,600	3,332
	CRRC Corp. Ltd., H	Machinery	14,000	7,117
	CSC Financial Co. Ltd., A	Capital Markets	200	876
	CSC Financial Co. Ltd., H	Capital Markets	3,000	2,419
	CSG Holding Co. Ltd.	Construction Materials	3,101	856
	CSG Holding Co. Ltd.	Construction Materials	400	248
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	14,000	28,033
a	CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	2,000	1,195
a	CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	200	398
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	200	489
	Dali Foods Group Co. Ltd.	Food Products	7,000	4,877
	Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	1,400	342
	Daqin Railway Co. Ltd., A	Road & Rail	2,400	2,302
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	16,000	2,147
a	Datong Coal Industry Co. Ltd., A	Oil, Gas & Consumable Fuels	400	199
	Dawning Information Industry Co. Ltd., A	Technology Hardware, Storage & Peripherals	200	1,232
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	2,400	859
	Dazhong Transportation Group Co. Ltd., A	Road & Rail	800	389
	DHC Software Co. Ltd.	IT Services	600	1,094
	Digital China Information Service Co. Ltd.	IT Services	200	423
	Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	200	726
	Dongfang Electric Corp. Ltd., A	Electrical Equipment	400	476
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	800	395
	Dongfeng Motor Group Co. Ltd., H	Automobiles	8,000	5,274
	Dongxing Securities Co. Ltd., A	Capital Markets	400	616
	East Money Information Co. Ltd.	Capital Markets	1,000	2,264
	ENN Ecological Holdings Co. Ltd., A	Chemicals	200	244
	ENN Energy Holdings Ltd.	Gas Utilities	2,400	23,239
	Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	200	109
a	Eve Energy Co. Ltd.	Electrical Equipment	200	1,640
	Everbright Securities Co. Ltd., A	Capital Markets	600	932
	Everbright Securities Co. Ltd., H	Capital Markets	400	255

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	400	$507
	Far East Horizon Ltd.	Diversified Financial Services	8,000	6,451
	FAW CAR Co. Ltd.	Automobiles	200	246
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components	10,000	1,122
	Financial Street Holdings Co. Ltd.	Real Estate Management & Development	600	554
	First Capital Securities Co. Ltd.	Capital Markets	200	195
	Focus Media Information Technology Co. Ltd.	Media	2,000	1,247
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	200	3,532
	Fosun International Ltd.	Industrial Conglomerates	8,000	9,248
	Founder Securities Co. Ltd., A	Capital Markets	1,200	1,216
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	600	1,118
	Fujian Funeng Co. Ltd., A	Independent Power and Renewable Electricity Producers	200	232
	Fujian Longking Co. Ltd., A	Machinery	200	255
	Fujian Sunner Development Co. Ltd.	Food Products	200	667
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	2,400	5,134
	Ganfeng Lithium Co. Ltd.	Metals & Mining	200	1,136
	Ganfeng Lithium Co. Ltd., H	Metals & Mining	400	1,282
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	800	342
	GD Power Development Co. Ltd., A	Independent Power and Renewable Electricity Producers	3,800	1,088
a	GDS Holdings Ltd., ADR	IT Services	182	10,551
	Geely Automobile Holdings Ltd.	Automobiles	16,000	23,615
	GEM Co. Ltd.	Metals & Mining	800	525
	Gemdale Corp., A	Real Estate Management & Development	600	1,193
a	Genscript Biotech Corp.	Life Sciences Tools & Services	4,000	6,482
	GF Securities Co. Ltd.	Capital Markets	800	1,544
	GF Securities Co. Ltd., H	Capital Markets	5,200	5,575
	Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	200	164
	Glodon Co. Ltd.	Software	200	1,204
	GoerTek Inc.	Electronic Equipment, Instruments & Components	1,000	2,315
a	GOME Retail Holdings Ltd.	Specialty Retail	30,000	2,787
	Gosuncn Technology Group Co. Ltd.	Communications Equipment	200	183
	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	400	304
	Great Wall Motor Co. Ltd., A	Automobiles	400	502
	Great Wall Motor Co. Ltd., H	Automobiles	11,000	7,053
	Greattown Holdings Ltd., A	Real Estate Management & Development	200	198
	Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	1,000	7,364
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	600	458
	Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	2,729
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	400	487
a	GSX Techedu Inc., ADR	Diversified Consumer Services	152	6,439
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	600	440
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	4,000	1,073
	Guangdong Ellington Electronics Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	200	291
a	Guangdong Golden Dragon Development Inc.	Capital Markets	200	358
	Guangdong Haid Group Co. Ltd.	Food Products	200	1,134
	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	400	394
	Guangdong Investment Ltd.	Water Utilities	8,000	15,420
a	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	1,600	1,855
	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	437
	Guangshen Railway Co. Ltd., H	Road & Rail	12,000	2,555
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	600	387

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Guangxi Liugong Machinery Co. Ltd.	Machinery	800	$707
	Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,000	453
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	200	298
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	12,000	12,061
	Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	200	354
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	600	1,618
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	200	888
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	400	637
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	3,200	4,178
	Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	200	196
	Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	800	602
a	Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	131
	Guosen Securities Co. Ltd.	Capital Markets	600	940
a	Guosheng Financial Holding Inc.	Electrical Equipment	200	275
	Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	4,764
	Guotai Junan Securities Co. Ltd., A	Capital Markets	1,000	2,297
	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	200	493
	Guoyuan Securities Co. Ltd.	Capital Markets	400	470
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	2,000	7,793
	Haier Electronics Group Co. Ltd.	Household Durables	4,000	10,657
	Haier Smart Home Co. Ltd., A	Household Durables	1,400	2,844
	Haitian International Holdings Ltd.	Machinery	2,000	3,716
	Haitong Securities Co. Ltd., A	Capital Markets	1,800	3,261
	Haitong Securities Co. Ltd., H	Capital Markets	12,800	11,709
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	200	795
	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	200	264
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	400	235
	Hangzhou Century Co. Ltd.	Electronic Equipment, Instruments & Components	200	319
	Hangzhou Hikvision Digital Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,800	7,085
	Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	200	332
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	200	802
a	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	200	606
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	200	1,807
a	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	2,000	6,786
a	Harbin Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	227
	Health & Happiness H&H International Holdings Ltd.	Food Products	1,000	3,696
	Heilan Home Co. Ltd., A—SHSC	Specialty Retail	600	536
	Heilongjiang Agriculture Co. Ltd., A	Food Products	400	973
	Henan Senyuan Electric Co. Ltd.	Electrical Equipment	200	167
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	800	4,436
	Henan Zhongyuan Expressway Co. Ltd., A	Transportation Infrastructure	400	213
	Hengan International Group Co. Ltd.	Personal Products	2,000	15,056
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	400	564
	Hengli Petrochemical Co. Ltd., A	Chemicals	960	1,690
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	48,000	452
	Hesteel Co. Ltd.	Metals & Mining	1,400	421
	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	400	314
a	Hongta Securities Co. Ltd., A	Capital Markets	400	1,131
	Hopson Development Holdings Ltd.	Real Estate Management & Development	4,000	3,571
	Huaan Securities Co. Ltd., A	Capital Markets	400	436

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Huabao Flavours & Fragrances Co. Ltd.	Chemicals	200	$890
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	16,000	2,642
	Huadian Power International Corp. Ltd., A	Independent Power and Renewable Electricity Producers	600	292
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	8,000	2,384
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	200	492
	Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	400	363
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	200	557
	Hualan Biological Engineering Inc.	Biotechnology	400	2,704
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	800	529
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	16,000	6,007
	Huapont Life Sciences Co. Ltd.	Chemicals	600	412
	Huatai Securities Co. Ltd., A	Capital Markets	1,400	3,403
	Huatai Securities Co. Ltd., H	Capital Markets	6,000	8,918
	Huaxi Securities Co. Ltd.	Capital Markets	400	594
	Huaxia Bank Co. Ltd., A	Banks	2,000	1,826
	Huaxin Cement Co. Ltd., A	Construction Materials	200	657
	Huaxin Cement Co. Ltd., B	Construction Materials	1,000	1,532
	Huayu Automotive Systems Co. Ltd.	Auto Components	800	2,431
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	1,400	1,169
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	800	400
	Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	400	458
	Hunan Gold Corp. Ltd.	Metals & Mining	200	222
a	Hunan Valin Steel Co. Ltd.	Metals & Mining	600	333
	Hundsun Technologies Inc., A	Software	200	2,480
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	200	207
	Hytera Communications Corp. Ltd., A	Communications Equipment	200	164
	HyUnion Holding Co. Ltd.	Auto Components	200	139
	Iflytek Co. Ltd.	Software	400	1,945
	Industrial and Commercial Bank of China Ltd.	Banks	13,200	9,591
	Industrial and Commercial Bank of China Ltd., H	Banks	258,000	176,751
	Industrial Bank Co. Ltd., A	Banks	3,600	8,080
	Industrial Securities Co. Ltd., A	Capital Markets	800	705
	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	4,200	681
	Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	200	257
	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,200	437
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,200	5,055
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	2,400	1,567
a	Innovent Biologics Inc.	Biotechnology	3,000	12,657
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	424	2,320
a,d	Iqiyi Inc., ADR	Entertainment	714	12,709
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	2,648	107,244
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	200	277
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,464
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	800	10,387
	Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	200	794
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	200	146
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	200	2,366
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	200	1,024

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	200	$155
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	400	437
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	400	542
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., A	Banks	200	119
	Jiangxi Bank Co. Ltd., H	Banks	3,000	1,583
	Jiangxi Copper Co. Ltd., A	Metals & Mining	400	713
	Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	3,695
a	Jiangxi Special Electric Motor Co. Ltd.	Electrical Equipment	200	61
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	400	1,076
	Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	1,626
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	890
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	600	512
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	800	898
a,b,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	4,000	4,438
	Jinyu Bio-Technology Co. Ltd., A	Biotechnology	600	1,805
	Jiuzhitang Co. Ltd.	Pharmaceuticals	200	223
	Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	426
	JoInc. Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	400	647
	Jointo Energy Investment Co. Ltd.	Independent Power and Renewable Electricity Producers	200	123
	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	200	480
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	200	1,349
	Joyoung Co. Ltd.	Household Durables	200	794
a	JOYY Inc., ADR	Interactive Media & Services	166	8,841
	Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	2,480
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,000	7,029
	Kingdee International Software Group Co. Ltd.	Software	8,000	10,672
a	Kingsoft Corp. Ltd.	Software	2,000	6,528
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	200	207
	Kunlun Energy Co. Ltd.	Gas Utilities	8,000	4,676
	Kweichow Moutai Co. Ltd., A	Beverages	200	31,348
	KWG Group Holdings Ltd.	Real Estate Management & Development	6,000	8,531
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	600	1,649
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	6,000	3,638
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	1,800	2,222
e	Legend Holdings Corp., rts., 2/20/49	Technology Hardware, Storage & Peripherals	123	—
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	24,000	12,881
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	200	411
a	Leo Group Co. Ltd.	Media	1,200	623
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	200	1,022
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	200	177
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	17,533
a	Liaoning Cheng Da Co. Ltd., A	Distributors	200	512
	Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	200	139
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	780	2,873
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	4,000	6,172
	Lomon Billions Group Co. Ltd.	Chemicals	200	421
a	Loncin Motor Co. Ltd., A	Automobiles	400	188
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	5,000	24,352
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	600	2,103

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Luolai Lifestyle Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	$251
	Luxi Chemical Group Co. Ltd.	Chemicals	400	460
	Luxshare Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	920	4,953
	Luye Pharma Group Ltd.	Pharmaceuticals	6,000	2,926
	Luzhou Laojiao Co. Ltd., A	Beverages	200	2,078
	Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	800	284
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	1,254
a	Mango Excellent Media Co. Ltd.	Entertainment	340	2,091
	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	520	866
a,b,c	Meitu Inc., 144A, Reg S	Technology Hardware, Storage & Peripherals	7,000	1,337
a,b	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	11,400	137,740
	Metallurgical Corp. of China Ltd.	Construction & Engineering	10,000	1,755
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	2,800	1,035
	Minth Group Ltd.	Auto Components	2,000	4,289
a	MMG Ltd.	Metals & Mining	8,000	1,146
	Momo Inc., ADR	Interactive Media & Services	356	7,722
a	Montnets Rongxin Technology Group Co. Ltd.	Software	200	379
	Muyuan Foodstuff Co. Ltd.	Food Products	200	3,448
	MYS Group Co. Ltd.	Containers & Packaging	200	139
a	NanJi E-Commerce Co. Ltd.	Media	400	655
	Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	600	266
	Nanjing Securities Co. Ltd., A	Capital Markets	200	439
	Nari Technology Development Co. Ltd., A	Electrical Equipment	1,000	2,786
	NavInfo Co. Ltd.	Household Durables	200	397
	NetEase Inc., ADR	Entertainment	236	75,747
	New China Life Insurance Co. Ltd., A	Insurance	400	2,246
	New China Life Insurance Co. Ltd., H	Insurance	3,000	9,347
	New Hope Liuhe Co. Ltd.	Food Products	1,000	4,434
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	452	48,924
	Newland Digital Technology Co. Ltd.	Software	200	446
	Nexteer Automotive Group Ltd.	Auto Components	6,000	3,011
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	5,473
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	400	1,514
a	Ningbo Joyson Electronic Corp.	Auto Components	600	1,591
	Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	200	208
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	600	300
a,d	NIO Inc., ADR	Automobiles	2,428	6,750
	North Huajin Chemical Industries Co. Ltd.	Chemicals	800	635
	Northeast Securities Co. Ltd.	Capital Markets	400	468
	NSFOCUS Information Technology Co. Ltd.	Software	200	531
	Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	400	223
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,000	690
a	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	400	770
	ORG Technology Co. Ltd.	Containers & Packaging	400	227
	Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	1,680
	Oriental Pearl Group Co. Ltd., A	Media	400	494
a	Ourpalm Co. Ltd.	Entertainment	800	585
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	1,400	438
	People’s Insurance Co. Group of China Ltd., H	Insurance	28,000	9,248
	Perfect World Co. Ltd.	Entertainment	200	1,342
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	72,000	26,381
	PICC Property and Casualty Co. Ltd., H	Insurance	20,000	19,353
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	368	13,259
	Ping An Bank Co. Ltd., A	Banks	3,000	5,417

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a,b	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	1,200	$11,194
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	18,000	176,844
	Ping An Insurance Group Co. of China Ltd., A	Insurance	1,800	17,565
a	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	600	352
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	2,400	5,035
	Poly Property Group Co. Ltd.	Real Estate Management & Development	4,000	1,357
	Postal Savings Bank of China Co. Ltd., H	Banks	32,000	19,487
	Power Construction Corp. of China Ltd.	Construction & Engineering	2,600	1,445
	Qingdao Port International Co. Ltd., A	Transportation Infrastructure	200	164
b	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	4,000	2,188
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	200	551
	Rainbow Department Store Co. Ltd.	Multiline Retail	200	251
	Realcan Pharmaceutical Group Co. Ltd.	Health Care Providers & Services	200	153
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	2,000	1,275
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	200	263
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	600	656
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	200	309
	SAIC Motor Corp. Ltd.	Automobiles	1,800	5,206
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	1,000	2,702
	Sansteel Minguang Co. Ltd.	Metals & Mining	400	450
	Sany Heavy Industry Co. Ltd., A	Machinery	1,800	4,393
	SDIC Capital Co. Ltd., A	Capital Markets	400	691
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	1,000	1,120
	Sealand Securities Co. Ltd.	Capital Markets	780	482
	Seazen Group Ltd.	Real Estate Management & Development	8,000	7,225
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	400	1,765
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment	10,000	15,740
	SF Holding Co. Ltd.	Air Freight & Logistics	600	3,999
	Shaan Xi Provincial Natural Gas Co. Ltd.	Gas Utilities	400	327
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	1,055
	Shaanxi International Trust Co. Ltd.	Capital Markets	400	199
	Shandong Chenming Paper Holdings Ltd.	Paper & Forest Products	1,000	674
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	1,011
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	1,000	359
b,c	Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	1,500	3,603
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	400	1,938
	Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	600	351
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	443
a	Shandong Humon Smelting Co. Ltd.	Metals & Mining	200	359
	Shandong Linglong Tyre Co. Ltd., A	Auto Components	200	558
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	2,800	814
	Shandong Publishing & Media Co. Ltd., A	Media	400	365
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	400	495
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	10,115

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
a	Shandong Xinchao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	400	$99
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	600	235
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	200	224
	Shanghai Baosight Software Co. Ltd., A	Software	200	1,122
	Shanghai Baosight Software Co. Ltd., B	Software	1,100	2,227
	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	1,800	900
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	1,400	634
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	400	228
	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	1,000	649
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	16,000	4,232
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	200	198
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	200	331
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	1,854
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	6,580
	Shanghai Huayi Group Co. Ltd., B	Chemicals	1,200	584
	Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	200	144
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	3,024
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	400	3,432
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	1,400	885
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	600	851
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	4,280	3,450
	Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	200	383
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,000	5,101
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	4,800	6,873
	Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	200	1,693
a	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,000	1,098
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	601
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	800	460
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	800	624
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	751
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	600	619
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	200	342
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,179
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., A	Oil, Gas & Consumable Fuels	600	442
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	329
	Shanxi Securities Co. Ltd.	Capital Markets	400	396
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	200	2,545

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	600	$411
a	Shanying International Holding Co. Ltd., A	Paper & Forest Products	600	259
	Shenghe Resources Holding Co. Ltd., A	Metals & Mining	200	195
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	400	1,494
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	4,400	2,738
a,b,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	9,600	2,254
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	800	2,056
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	200	204
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	400	431
	Shenzhen Aisidi Co. Ltd.	Electronic Equipment, Instruments & Components	200	163
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	400	304
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	600	1,596
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,077
	Shenzhen Gas Corporation Ltd., A	Gas Utilities	600	623
	Shenzhen Grandland Group Co. Ltd.	Construction & Engineering	400	208
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	200	337
	Shenzhen Inovance Technology Co. Ltd.	Machinery	200	729
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	4,000	7,328
	Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	3,747
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	200	260
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	200	485
a	Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	200	474
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	200	7,384
a	Shenzhen MTC Co. Ltd.	Household Durables	400	232
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	1,400	1,262
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	200	501
a	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	200	968
	Shenzhen Yan Tian Port Holding Co. Ltd.	Transportation Infrastructure	200	125
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	Metals & Mining	600	301
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,400	25,514
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	245
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	200	633
	Shimao Property Holdings Ltd.	Real Estate Management & Development	4,000	14,089
	Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,183
	Shui On Land Ltd.	Real Estate Management & Development	13,000	2,180
a	Siasun Robot & Automation Co. Ltd.	Machinery	200	385
a	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,200	245
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	600	1,751
	Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	200	170
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,000	543
	Sieyuan Electric Co. Ltd.	Electrical Equipment	200	508

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	14,000	$1,409
a	SINA Corp.	Interactive Media & Services	214	6,814
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	10,000	2,542
	Sinochem International Corp., A	Trading Companies & Distributors	600	433
	Sinolink Securities Co. Ltd., A	Capital Markets	400	516
	Sinoma International Engineering Co.	Construction & Engineering	600	511
	Sinoma Science & Technology Co. Ltd.	Chemicals	200	321
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	5,000	2,103
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	8,000	609
a	Sinopec Oilfield Service Corp., A	Energy Equipment & Services	600	175
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	600	329
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	2,973
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	9,000
	Sinotrans Ltd., A	Air Freight & Logistics	800	395
	Sinotrans Ltd., H	Air Freight & Logistics	6,000	1,479
	Sinotruk Hong Kong Ltd.	Machinery	2,000	3,329
	SITC International Holdings Co. Ltd.	Marine	2,000	1,871
	Soho China Ltd.	Real Estate Management & Development	7,000	3,612
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	200	705
	SooChow Securities Co. Ltd., A	Capital Markets	520	581
	Southwest Securities Co. Ltd., A	Capital Markets	800	510
	STO Express Co. Ltd.	Air Freight & Logistics	200	493
	Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	37,054
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	200	268
	Suning Universal Co. Ltd.	Real Estate Management & Development	1,000	429
	Suning.com Co. Ltd.	Specialty Retail	1,200	1,529
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	26,939
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	200	399
	Suofeiya Home Collection Co. Ltd.	Household Durables	200	507
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	400	463
	Tahoe Group Co. Ltd.	Real Estate Management & Development	200	146
a	TAL Education Group, ADR	Diversified Consumer Services	1,130	60,184
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	200	553
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	800	255
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	400	283
	Tasly Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	200	390
	TCL Corp.	Household Durables	2,000	1,168
	Tencent Holdings Ltd.	Interactive Media & Services	19,000	931,995
a	Tencent Music Entertainment Group, ADR	Entertainment	384	3,863
a	The China Pacific Securities Co. Ltd., A	Capital Markets	1,000	468
	Tian Di Science & Technology Co. Ltd., A	Machinery	800	339
	Tianfeng Securities Co. Ltd., A	Capital Markets	1,040	751
	Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	200	202
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	694
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	400	806
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	800	1,504
	Tianqi Lithium Corp.	Chemicals	260	677
	Times China Holdings Ltd.	Real Estate Management & Development	2,000	3,349
a	Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	585	468
	Tingyi Cayman Islands Holding Corp.	Food Products	4,000	6,544
a,b	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	2,400	3,375
	Tongding Interconnection Information Co. Ltd.	Communications Equipment	200	162
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	400	599
	Tongkun Group Co. Ltd., A	Chemicals	200	331

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	1,400	$393
	Tongwei Co. Ltd., A	Food Products	800	1,310
	Towngas China Co. Ltd.	Gas Utilities	4,000	1,982
	TravelSky Technology Ltd., H	IT Services	4,000	7,060
a	Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	1,498	35,128
	Tsingtao Brewery Co. Ltd., A	Beverages	200	1,290
	Tsingtao Brewery Co. Ltd., H	Beverages	1,400	7,144
	Tunghsu Optoelectronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	600	254
	Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	200	228
	Uni-President China Holdings Ltd.	Food Products	4,000	3,881
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	400	1,993
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	600	1,344
	Venustech Group Inc.	Software	200	1,044
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,450	22,591
	Walvax Biotechnology Co. Ltd.	Biotechnology	600	2,680
a	Wanda Film Holding Co. Ltd., A	Entertainment	600	1,333
	Wangfujing Group Co. Ltd., A	Multiline Retail	200	343
	Wangsu Science & Technology Co. Ltd.	IT Services	400	440
	Wanhua Chemical Group Co. Ltd., A	Chemicals	600	3,492
	Want Want China Holdings Ltd.	Food Products	18,000	13,051
	Wanxiang Qianchao Co. Ltd.	Auto Components	200	144
a	Weibo Corp., ADR	Interactive Media & Services	182	6,026
	Weichai Power Co. Ltd., A	Machinery	1,000	1,687
	Weichai Power Co. Ltd., H	Machinery	6,000	9,661
	Weifu High-Technology Co. Ltd.,, B	Auto Components	600	928
	Wens Foodstuffs Group Co. Ltd.	Food Products	600	2,734
	Western Securities Co. Ltd.	Capital Markets	600	700
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	200	634
a	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	200	2,864
	Winning Health Technology Group Co. Ltd.	Health Care Technology	600	1,775
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	200	291
	Wonders Information Co. Ltd.	IT Services	200	562
	Wuchan Zhongda Group Co. Ltd., A	Distributors	600	406
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	200	952
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	200	922
	Wuliangye Yibin Co. Ltd.	Beverages	600	9,751
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	600	2,004
	WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	600	7,385
a	Wuxi Biologics Cayman Inc.	Life Sciences Tools & Services	2,500	32,416
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	200	1,057
	XCMG Construction Machinery Co. Ltd.	Machinery	1,400	997
	Xiamen C & D Inc., A	Trading Companies & Distributors	600	648
	Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	400	362
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	200	574
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	200	320
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals	35,600	47,951
	Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	1,200	511
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,288
	Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	600	804
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	1,742
	Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	200	138
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	12,000	6,797
	Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	600	389

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Yango Group Co. Ltd.	Real Estate Management & Development	400	$394
b	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	1,000	1,814
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	1,266
	Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	200	624
	Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	200	244
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	6,275
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	200	460
	Yihai International Holding Ltd.	Food Products	2,000	15,147
	Yintai Gold Co. Ltd.	Metals & Mining	200	407
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	2,000	2,889
	Yonyou Network Technology Co. Ltd., A	Software	600	3,425
	Yotrio Group Co. Ltd.	Leisure Equipment & Products	400	197
	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	200	511
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	24,000	4,335
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	600	328
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	200	2,414
a	Yunnan Copper Co. Ltd.	Metals & Mining	200	275
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	200	1,199
a	Yunnan Tin Co. Ltd.	Metals & Mining	200	233
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	100	1,754
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	3,000	3,011
	Zhefu Holding Group Co. Ltd.	Electrical Equipment	400	204
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	200	667
	Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	291
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	180	338
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	400	912
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	2,787
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	200	255
	Zhejiang Hisoar Pharmaceutical Co. Ltd.	Pharmaceuticals	200	174
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	200	188
a	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	600	2,175
	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	200	830
	Zhejiang Juhua Co. Ltd., A	Chemicals	400	383
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	400	672
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	200	529
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	800	3,081
	Zhejiang Runtu Co. Ltd.	Chemicals	200	271
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	800	1,814
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	200	201
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	200	186
	Zhejiang Wanliyang Co. Ltd.	Machinery	200	228
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	200	312
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	600	587
	Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	200	156
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery	400	773
	Zheshang Securities Co. Ltd., A	Capital Markets	200	282
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	1,200	3,963
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	400	455
	Zhongshan Public Utilities Group Co. Ltd.	Water Utilities	400	425
	Zhongsheng Group Holdings Ltd.	Specialty Retail	2,000	6,993
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,400	4,145
	Zijin Mining Group Co. Ltd., A	Metals & Mining	4,600	2,395
	Zijin Mining Group Co. Ltd., H	Metals & Mining	16,000	6,028

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery		1,200	$963
	Zoomlion Heavy Industry Science and Technology Co. Ltd.,, H	Machinery		4,400	3,202
a	ZTE Corp.	Communications Equipment		600	3,623
a	ZTE Corp., H	Communications Equipment		2,400	7,447
a	ZTO Express Cayman Inc., ADR	Air Freight & Logistics		1,290	34,159

					6,413,494

	Hong Kong 9.3%
	AIA Group Ltd.	Insurance		40,000	362,022
a	Alibaba Pictures Group Ltd.	Entertainment		40,000	5,161
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		1,200	11,240
	BOC Hong Kong (Holdings) Ltd.	Banks		12,000	33,209
	Cathay Pacific Airways Ltd.	Airlines		2,000	2,142
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	8,000	4,830
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		3,600	2,550
	CK Asset Holdings Ltd.	Real Estate Management & Development		9,000	49,291
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		9,000	60,728
	CK Infrastructure Holdings Ltd.	Electric Utilities		2,000	10,631
	CLP Holdings Ltd.	Electric Utilities		5,600	51,659
	Dah Sing Banking Group Ltd.	Banks		3,200	2,787
	Dah Sing Financial Group	Banks		800	2,276
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		1,000	4,600
	Guotai Junan International holdings Ltd.	Capital Markets		10,000	1,316
	Haitong International Securities Group Ltd.	Capital Markets		12,000	3,065
	Hang Lung Group Ltd.	Real Estate Management & Development		4,000	8,433
	Hang Lung Properties Ltd.	Real Estate Management & Development		6,000	12,184
	Hang Seng Bank Ltd.	Banks		2,400	41,028
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		4,840	18,452
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		32,320	53,291
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		4,200	126,690
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		3,600	13,500
	Hysan Development Co. Ltd.	Real Estate Management & Development		2,000	6,502
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		740	37,000
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		600	13,320
	Johnson Electric Holdings Ltd.	Electrical Equipment		1,000	1,574
	Kerry Properties Ltd.	Real Estate Management & Development		2,000	5,277
	Kingboard Laminates Holdings Ltd.	Chemicals		4,000	3,700
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		20,000	2,632
	Lifestyle International Holdings Ltd.	Multiline Retail		2,000	1,680
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	6,800	57,640
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		2,000	2,900
	MTR Corp. Ltd.	Road & Rail		5,000	25,836
	New World Development Co. Ltd.	Real Estate Management & Development		18,000	19,368
	NWS Holdings Ltd.	Industrial Conglomerates		4,000	4,113
	PCCW Ltd.	Diversified Telecommunication Services		14,000	7,713
	Power Assets Holdings Ltd.	Electric Utilities		4,500	26,910
	Sa Sa International Holdings Ltd.	Specialty Retail		16,153	2,417
	Samsonite International SA	Textiles, Apparel & Luxury Goods		4,200	3,999
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		4,000	2,709
	Shun Tak Holdings Ltd.	Industrial Conglomerates		4,000	1,368
	Sino Biopharmaceutical Ltd.	Pharmaceuticals		20,000	26,371
	Sino Land Co. Ltd.	Real Estate Management & Development		12,000	15,234
	Sun Art Retail Group Ltd.	Food & Staples Retailing		7,000	10,386
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		4,500	59,335

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
	Swire Pacific Ltd., A	Real Estate Management & Development	2,000	$12,889
	Swire Pacific Ltd., B	Real Estate Management & Development	2,500	2,558
	Swire Properties Ltd.	Real Estate Management & Development	3,600	10,125
	Techtronic Industries Co. Ltd.	Machinery	4,000	25,958
	Television Broadcasts Ltd.	Media	1,200	1,494
	The Bank of East Asia Ltd.	Banks	3,600	7,747
	The Wharf Holdings Ltd.	Real Estate Management & Development	2,000	3,545
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels	28,000	5,419
	Vitasoy International Holdings Ltd.	Food Products	2,000	6,064
	VTech Holdings Ltd.	Communications Equipment	600	4,339
b	WH Group Ltd., Reg S	Food Products	27,000	25,255
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	4,000	16,463
	Wheelock and Co. Ltd.	Real Estate Management & Development	2,000	13,650
	Xinyi Glass Holdings Ltd.	Auto Components	8,000	9,186
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,000	4,598

				1,368,359

	India 9.0%
a	3M India Ltd.	Industrial Conglomerates	6	1,493
	ABB India Ltd.	Electrical Equipment	170	2,102
a	ABB Power Products & Systems India Ltd.	Electrical Equipment	34	337
	ACC Ltd.	Construction Materials	144	1,844
	Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	1,852
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,378	7,899
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers	3,204	1,175
a	Aditya Birla Capital Ltd.	Diversified Financial Services	1,764	983
	Alkem Laboratories Ltd.	Pharmaceuticals	160	4,919
	Ambuja Cements Ltd.	Construction Materials	2,584	5,318
	Ashok Leyland Ltd.	Machinery	4,202	2,391
	Asian Paints Ltd.	Chemicals	936	20,619
	AU Small Finance Bank Ltd.	Banks	470	3,140
	Aurobindo Pharma Ltd.	Pharmaceuticals	926	5,057
a	Avenue Supermarts Ltd.	Food & Staples Retailing	398	11,508
	Axis Bank Ltd.	Banks	6,338	31,752
	Bajaj Auto Ltd.	Automobiles	302	8,073
	Bajaj Finance Ltd.	Consumer Finance	602	17,632
	Bajaj Finserv Ltd.	Insurance	132	8,011
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	90	2,140
	Bandhan Bank Ltd	Banks	1,966	5,295
a	Bank of Baroda	Banks	2,666	1,887
a	Bank of India	Banks	972	414
	Bata India Ltd.	Textiles, Apparel & Luxury Goods	64	1,042
	Berger Paints India Ltd.	Chemicals	830	5,463
	Bharat Electronics Ltd.	Aerospace & Defense	2,016	1,984
	Bharat Forge Ltd.	Auto Components	668	2,075
	Bharat Heavy Electricals Ltd.	Electrical Equipment	2,868	789
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,238	13,564
a	Bharti Airtel Ltd.	Wireless Telecommunication Services	5,802	33,814
	Bharti Infratel Ltd.	Diversified Telecommunication Services	3,012	6,370
	Biocon Ltd.	Biotechnology	984	3,519
	Bosch Ltd.	Auto Components	24	2,981
	Britannia Industries Ltd.	Food Products	202	7,180
	Cadila Healthcare Ltd.	Pharmaceuticals	816	2,883
a	Canara Bank Ltd.	Banks	546	653
	Castrol India Ltd.	Chemicals	1,746	2,295

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance		652	$1,317
	Cipla Ltd.	Pharmaceuticals		1,130	6,316
	Coal India Ltd.	Oil, Gas & Consumable Fuels		4,968	9,197
	Colgate-Palmolive India Ltd.	Personal Products		242	4,007
	Container Corp. of India Ltd.	Road & Rail		734	3,218
	Cummins India Ltd.	Machinery		256	1,106
	Dabur India Ltd.	Personal Products		1,662	9,887
a	Dalmia Bharat Ltd.	Construction Materials		142	921
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services		282	7,414
	DLF Ltd.	Real Estate Management & Development		2,114	3,841
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		266	10,973
	Eicher Motors Ltd.	Automobiles		46	7,963
	Emami Ltd.	Personal Products		420	944
a	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	400	1,855
	Exide Industries Ltd.	Auto Components		786	1,367
	Federal Bank Ltd.	Banks		4,584	2,487
a	Future Retail Ltd.	Multiline Retail		696	720
	GAIL India Ltd.	Gas Utilities		3,600	3,643
	Gillette India Ltd.	Personal Products		28	2,025
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products		34	4,483
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals		474	1,290
a	GMR Infrastructure Ltd.	Transportation Infrastructure		5,980	1,292
	Godrej Consumer Products Ltd.	Personal Products		1,284	8,840
	Godrej Industries Ltd.	Industrial Conglomerates		230	861
a	Godrej Properties Ltd.	Real Estate Management & Development		208	1,659
	Grasim Industries Ltd.	Construction Materials		1,106	6,960
	Havell’s India Ltd.	Electrical Equipment		642	4,077
	HCL Technologies Ltd.	IT Services		3,648	21,044
	HDFC Asset Management Co. Ltd.	Capital Markets		134	3,742
a	HDFC Life Insurance Co. Ltd.	Insurance		1,926	11,236
a,e	Hemisphere Properties India Ltd.	Real Estate Management & Development		262	578
	Hero Motocorp Ltd.	Automobiles		342	7,217
	Hindalco Industries Ltd.	Metals & Mining		3,164	4,003
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		2,108	5,297
	Hindustan Unilever Ltd.	Household Products		2,346	71,278
a	Hindustan Zinc Ltd.	Metals & Mining		690	1,417
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance		5,680	122,615
	ICICI Bank Ltd.	Banks		2,000	8,559
b,c	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance		618	8,836
b	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance		1,046	4,918
a	IDFC First Bank Ltd.	Banks		7,850	2,189
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance		1,154	1,476
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels		6,880	7,426
	Info Edge India Ltd.	Interactive Media & Services		214	5,757
	Infosys Ltd.	IT Services		12,238	103,775
b	InterGlobe Aviation Ltd., Reg S	Airlines		326	4,594
	ITC Ltd.	Tobacco		9,706	22,029
a	Jindal Steel & Power Ltd.	Metals & Mining		1,410	1,532
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers		1,352	763
	JSW Steel Ltd.	Metals & Mining		4,052	7,833
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure		206	4,007
	Kansai Nerolac Paints Ltd.	Chemicals		428	2,192

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
	L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	$1,143
b	Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	2,153
	Larsen & Toubro Ltd.	Construction & Engineering	1,122	11,991
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	886	2,756
	Lupin Ltd.	Pharmaceuticals	772	6,017
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	1,052	2,047
	Mahindra & Mahindra Ltd.	Automobiles	1,678	6,320
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	446	136
	Marico Ltd.	Personal Products	1,620	5,886
	Maruti Suzuki India Ltd.	Automobiles	386	21,880
	Motherson Sumi Systems Ltd.	Auto Components	3,296	2,660
	Mphasis Ltd.	IT Services	275	2,415
	MRF Ltd.	Auto Components	4	3,075
	Muthoot Finance Ltd.	Consumer Finance	354	2,869
	Nestle India Ltd.	Food Products	80	17,238
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	4,608	1,215
	Nippon Life India Asset Management Ltd.	Capital Markets	414	1,364
	NMDC Ltd.	Metals & Mining	2,567	2,715
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	7,484	8,330
	Oberoi Realty Ltd.	Real Estate Management & Development	290	1,272
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	9,702	8,759
	Oil India Ltd.	Oil, Gas & Consumable Fuels	1,078	1,178
a	Oracle Financial Services Software Ltd.	Software	76	2,033
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	12	2,691
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,380	3,643
	Pidilite Industries Ltd.	Chemicals	426	7,638
	Piramal Enterprises Ltd.	Pharmaceuticals	366	4,545
	Power Finance Corp., Ltd.	Diversified Financial Services	2,200	2,674
	Power Grid Corp. of India Ltd.	Electric Utilities	5,464	11,491
a	Punjab National Bank Ltd.	Banks	3,206	1,371
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	478	3,460
b	RBL Bank Ltd., Reg S	Banks	1,086	1,945
	REC Ltd.	Diversified Financial Services	2,626	3,081
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	10,288	151,462
	SBI Life Insurance Co. Ltd.	Insurance	1,240	10,507
	Shree Cement Ltd.	Construction Materials	34	7,886
	Shriram Transport Finance Co. Ltd.	Consumer Finance	584	5,100
	Siemens Ltd.	Industrial Conglomerates	294	4,327
a	State Bank of India	Banks	5,990	15,586
	Steel Authority of India Ltd.	Metals & Mining	3,318	1,011
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	3,484	16,225
	Sun TV Network Ltd.	Media	194	733
	Tata Communications Ltd.	Diversified Telecommunication Services	50	154
	Tata Consultancy Services Ltd.	IT Services	2,970	71,691
a	Tata Motors Ltd.	Automobiles	3,508	3,295
a	Tata Motors Ltd., A	Automobiles	1,030	421
	Tata Power Co. Ltd.	Electric Utilities	3,270	1,420
	Tata Steel Ltd.	Metals & Mining	946	3,371
	Tech Mahindra Ltd.	IT Services	1,576	11,781
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,040	12,836
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	144	3,753
	Torrent Power Ltd.	Electric Utilities	444	1,638
	TVS Motor Co. Ltd.	Automobiles	390	1,534
	UltraTech Cement Ltd.	Construction Materials	356	15,270

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	India (continued)
a	Union Bank of India Ltd.	Banks	1,284	$487
	United Breweries Ltd.	Beverages	234	2,842
a	United Spirits Ltd.	Beverages	1,032	6,611
	UPL Ltd.	Chemicals	1,854	8,002
	Vedanta Ltd.	Metals & Mining	5,832	4,988
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	30,442	1,247
	Voltas Ltd.	Construction & Engineering	384	2,421
	Whirlpool of India Ltd.	Household Durables	102	2,452
	Wipro Ltd.	IT Services	4,706	12,236
	Yes Bank Ltd.	Banks	4,442	1,318
	Zee Entertainment Enterprises Ltd.	Media	2,886	4,729

				1,318,754

	Indonesia 1.6%
	Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	44,600	2,707
	Astra Agro Lestari Tbk PT	Food Products	1,400	463
	Astra International Tbk PT	Automobiles	67,600	16,164
	Bank Central Asia Tbk PT	Banks	32,200	54,539
e	Bank Danamon Indonesia Tbk PT	Banks	2,400	307
	Bank Mandiri Persero Tbk PT	Banks	60,800	17,446
	Bank Negara Indonesia Persero Tbk PT	Banks	24,000	5,621
	Bank Rakyat Indonesia Persero Tbk PT	Banks	176,400	32,663
	Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	15,600	2,085
a	Bumi Serpong Damai Tbk PT	Real Estate Management & Development	25,200	1,035
	Charoen Pokphand Indonesia Tbk PT	Food Products	25,200	7,633
	First Pacific Co. Ltd.	Diversified Financial Services	8,000	1,486
	Gudang Garam Tbk PT	Tobacco	1,600	4,032
	Hanjaya Mandala Sampoerna Tbk PT	Tobacco	28,400	2,481
	Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	9,000	2,213
	Indocement Tunggal Prakarsa Tbk PT	Construction Materials	4,400	3,372
	Indofood CBP Sukses Makmur Tbk PT	Food Products	7,800	4,890
	Indofood Sukses Makmur Tbk PT	Food Products	15,200	5,918
	Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,000	1,246
	Kalbe Farma Tbk PT	Pharmaceuticals	64,600	4,753
	Matahari Department Store Tbk PT	Multiline Retail	8,600	704
	Media Nusantara Citra Tbk PT	Media	19,000	1,054
	Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	37,600	1,787
	Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk, B	Diversified Telecommunication Services	155,600	30,147
a	PT Barito Pacific Tbk	Chemicals	63,800	2,836
a	PT XL Axiata Tbk	Wireless Telecommunication Services	12,800	1,570
	Semen Indonesia (Persero) Tbk PT	Construction Materials	10,000	4,675
a	Smartfren Telecom Tbk PT	Wireless Telecommunication Services	130,200	495
	Surya Citra Media Tbk PT	Media	22,000	1,045
	Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	36,000	1,998
	Unilever Indonesia Tbk PT	Household Products	19,000	8,446
	United Tractors Tbk PT	Oil, Gas & Consumable Fuels	5,200	5,388
a	Vale Indonesia Tbk PT	Metals & Mining	7,000	927

				232,126

	Italy 0.1%
	PRADA SpA	Textiles, Apparel & Luxury Goods	1,800	5,272

	Luxembourg 0.0%†
	L’Occitane International SA	Personal Products	1,500	2,187

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Macau 0.6%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	7,000	$37,344
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure	4,000	454
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,000	4,092
	Sands China Ltd.	Hotels, Restaurants & Leisure	7,200	26,382
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure	8,000	6,761
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	7,295

				82,328

	Malaysia 2.4%
	AirAsia Group Bhd	Airlines	5,800	1,061
	Alliance Bank Malaysia Bhd.	Banks	2,800	1,231
	AMMB Holdings Bhd.	Banks	6,000	4,167
	Astro Malaysia Holdings Bhd.	Media	5,400	1,062
	Axiata Group Bhd.	Wireless Telecommunication Services	15,400	11,693
	British American Tobacco Malaysia Bhd.	Tobacco	400	954
	CIMB Group Holdings Bhd.	Banks	23,200	19,333
	Dialog Group Bhd.	Energy Equipment & Services	15,400	10,837
	Digi.com Bhd.	Wireless Telecommunication Services	12,800	12,889
a	FGV Holdings Bhd.	Food Products	7,200	1,425
	Fraser & Neave Holdings Bhd.	Beverages	200	1,436
	Gamuda Bhd.	Construction & Engineering	7,600	4,979
	Genting Bhd.	Hotels, Restaurants & Leisure	7,400	6,424
	Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	9,800	4,560
	HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,400	4,233
	Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,400	7,007
	Hong Leong Bank Bhd.	Banks	1,800	5,608
	Hong Leong Financial Group Bhd.	Banks	800	2,533
	IHH Healthcare Bhd.	Health Care Providers & Services	10,000	11,944
	IJM Corp. Bhd.	Construction & Engineering	10,600	3,901
	IOI Corp. Bhd.	Food Products	9,600	8,889
	IOI Properties Group Bhd.	Real Estate Management & Development	6,600	1,459
	Kuala Lumpur Kepong Bhd.	Food Products	1,600	7,689
	Malayan Banking Bhd.	Banks	19,838	34,211
	Malaysia Airports Holdings Bhd.	Transportation Infrastructure	3,200	3,200
	Maxis Bhd.	Wireless Telecommunication Services	9,200	11,394
	MISC Bhd.	Marine	4,800	8,267
	Nestle (Malaysia) Bhd.	Food Products	200	6,329
	Petronas Chemicals Group Bhd.	Chemicals	9,600	11,222
	Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,000	4,898
	Petronas Gas Bhd.	Gas Utilities	2,200	7,843
	PPB Group Bhd.	Food Products	1,840	6,994
	Press Metal Aluminium Holdings Bhd.	Metals & Mining	6,600	5,026
	Public Bank Bhd.	Banks	10,200	37,542
	QL Resources Bhd.	Food Products	2,600	4,454
	RHB Bank Bhd	Banks	5,000	5,428
	Sime Darby Bhd.	Industrial Conglomerates	12,400	4,851
	Sime Darby Plantation Bhd.	Food Products	12,000	13,722
	Sime Darby Property Bhd.	Real Estate Management & Development	13,600	1,716
	Telekom Malaysia Bhd.	Diversified Telecommunication Services	3,800	3,299
	Tenaga Nasional Bhd.	Electric Utilities	12,800	35,615
	Top Glove Corp. Bhd.	Health Care Equipment & Supplies	5,400	8,062
	Westports Holdings Bhd.	Transportation Infrastructure	3,800	2,973
	Wing Tai Holdings Ltd.	Real Estate Management & Development	3,000	3,266
	YTL Corp. Bhd.	Multi-Utilities	15,400	2,584

				358,210

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Pakistan 0.0%†
	Fauji Fertilizer Co. Ltd.	Chemicals		2,000	$1,120
	Habib Bank Ltd.	Banks		2,000	1,243
	Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels		2,000	927
	Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels		2,004	866

					4,156

	Philippines 1.0%
	Aboitiz Power Corp.	Independent Power and Renewable Electricity Producers		5,200	2,689
a	Alliance Global Group Inc.	Industrial Conglomerates		15,000	2,059
	Ayala Corp.	Industrial Conglomerates		805	7,398
	Ayala Land Inc.	Real Estate Management & Development		23,200	13,776
	Bank of the Philippine Islands	Banks		6,124	7,441
	BDO Unibank Inc.	Banks		6,720	13,675
	Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure		11,800	1,392
	DMCI Holdings Inc.	Industrial Conglomerates		14,200	1,052
	Globe Telecom Inc.	Wireless Telecommunication Services		100	3,795
	GT Capital Holdings Inc.	Industrial Conglomerates		337	2,697
	International Container Terminal Services Inc.	Transportation Infrastructure		3,700	5,434
	JG Summit Holdings Inc.	Industrial Conglomerates		9,680	9,954
	Jollibee Foods Corp.	Hotels, Restaurants & Leisure		1,420	2,971
	LT Group Inc.	Industrial Conglomerates		9,000	1,469
	Manila Electric Co.	Electric Utilities		920	4,070
	Megaworld Corp.	Real Estate Management & Development		41,000	2,015
	Metro Pacific Investments Corp.	Diversified Financial Services		50,000	2,379
	Metropolitan Bank & Trust Co.	Banks		6,266	4,928
	PLDT Inc.	Wireless Telecommunication Services		400	8,879
	San Miguel Corp.	Industrial Conglomerates		1,240	2,231
	San Miguel Pure Foods Co. Inc.	Food Products		2,200	2,163
	Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels		4,000	865
	SM Investments Corp.	Industrial Conglomerates		1,620	26,055
	SM Prime Holdings Inc.	Real Estate Management & Development		27,600	15,412
	Universal Robina Corp.	Food Products		3,020	6,175

					150,974

	Singapore 3.4%
	Ascendas REIT	Equity Real Estate Investment Trusts (REITs	)	9,440	18,763
	Ascott Residence Trust	Equity Real Estate Investment Trusts (REITs	)	5,200	2,885
	BOC Aviation Ltd.	Trading Companies & Distributors		400	2,560
	CapitaLand Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	8,800	9,456
	CapitaLand Ltd.	Real Estate Management & Development		8,600	17,214
	CapitaLand Mall Trust	Equity Real Estate Investment Trusts (REITs	)	7,600	9,554
	City Developments Ltd.	Real Estate Management & Development		1,600	8,136
	ComfortDelGro Corp. Ltd.	Road & Rail		7,200	7,686
	DBS Group Holdings Ltd.	Banks		5,800	75,644
	Frasers Property Ltd.	Real Estate Management & Development		600	468
	Genting Singapore Ltd.	Hotels, Restaurants & Leisure		15,800	7,657
	Golden Agri-Resources Ltd.	Food Products		21,200	2,099
	Hutchison Port Holdings Trust	Transportation Infrastructure		18,800	1,936
	Jardine Cycle & Carriage Ltd.	Distributors		400	5,526
	Keppel Corp. Ltd.	Industrial Conglomerates		4,400	16,347
	Keppel REIT	Equity Real Estate Investment Trusts (REITs	)	7,200	4,804
	Mapletree Commercial Trust	Equity Real Estate Investment Trusts (REITs	)	7,068	9,084
b	Mapletree Greater China Commercial Trust, Reg S	Equity Real Estate Investment Trusts (REITs	)	7,800	4,410
	Mapletree Industrial Trust	Equity Real Estate Investment Trusts (REITs	)	5,200	8,875
	Mapletree Logistics Trust	Equity Real Estate Investment Trusts (REITs	)	8,600	9,543

franklintempleton.com	Annual Report	165

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STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
	Olam International Ltd.	Food & Staples Retailing		1,800	$1,808
	Oversea-Chinese Banking Corp. Ltd.	Banks		11,400	69,176
	SATS Ltd.	Transportation Infrastructure		2,200	4,883
	SembCorp Industries Ltd.	Industrial Conglomerates		3,200	3,483
a	SembCorp Marine Ltd.	Machinery		3,000	1,433
	SIA Engineering Co. Ltd.	Transportation Infrastructure		800	961
	Singapore Airlines Ltd.	Airlines		1,800	7,256
	Singapore Exchange Ltd.	Capital Markets		2,600	16,781
	Singapore Post Ltd.	Air Freight & Logistics		5,200	2,356
	Singapore Press Holdings Ltd.	Media		5,400	6,940
	Singapore Technologies Engineering Ltd.	Aerospace & Defense		5,200	11,394
	Singapore Telecommunications Ltd.	Diversified Telecommunication Services		24,600	43,884
	StarHub Ltd.	Wireless Telecommunication Services		2,200	2,055
	Suntec REIT	Equity Real Estate Investment Trusts (REITs	)	6,800	5,970
	United Overseas Bank Ltd.	Banks		4,200	57,373
	UOL Group Ltd.	Real Estate Management & Development		2,200	10,151
	Venture Corp. Ltd.	Electronic Equipment, Instruments & Components		800	7,624
	Wilmar International Ltd.	Food Products		6,600	14,972
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery		7,200	4,197
	Yanlord Land Group Ltd.	Real Estate Management & Development		2,200	1,522

					496,866

	South Korea 11.9%
	Amorepacific Corp.	Personal Products		100	13,842
	AmorePacific Group	Personal Products		96	4,369
	BGF Retail Co. Ltd.	Food & Staples Retailing		20	2,169
	BNK Financial Group Inc.	Banks		1,120	4,080
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services		227	16,726
a	Celltrion Inc.	Biotechnology		338	63,582
	Cheil Worldwide Inc.	Media		246	3,203
	CJ CheilJedang Corp.	Food Products		28	4,968
e	CJ Corp.	Industrial Conglomerates		40	2,119
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail		34	2,907
a	CJ Logistics Corp.	Road & Rail		24	2,681
	Coway Co. Ltd.	Household Durables		192	9,116
	Daelim Industrial Co. Ltd.	Construction & Engineering		92	5,570
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering		558	1,348
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery		166	1,834
	DB Insurance Co. Ltd.	Insurance		160	4,567
	DGB Financial Group Inc.	Banks		530	1,998
	Dongsuh Cos. Inc.	Food & Staples Retailing		118	1,527
	Doosan Bobcat Inc.	Machinery		86	1,268
e	Doosan Co. Ltd.	Industrial Conglomerates		19	521
a	Doosan Fuel Cell Co. Ltd.	Electrical Equipment		66	283
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment		415	1,164
a	Doosan Infracore Co. Ltd.	Machinery		290	749
a	Doosan Solus Co. Ltd.	Electronic Equipment, Instruments & Components		36	546
	E-MART Inc.	Food & Staples Retailing		62	5,424
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods		180	4,295
	GS Engineering & Construction Corp.	Construction & Engineering		202	3,402
	GS Holdings Corp.	Oil, Gas & Consumable Fuels		154	4,655
	GS Retail Co. Ltd.	Food & Staples Retailing		88	2,234
	Hana Financial Group Inc.	Banks		884	16,775
	Hankook Tire & Technology Co. Ltd.	Auto Components		254	4,037
	Hanmi Pharm Co. Ltd.	Pharmaceuticals		24	5,155

166	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Hanmi Science Co. Ltd.	Pharmaceuticals	53	$1,173
	Hanon Systems	Auto Components	548	3,993
	Hanssem Co. Ltd.	Household Durables	30	1,240
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	118	1,992
	Hanwha Corp.	Industrial Conglomerates	120	1,508
	Hanwha Corp.	Industrial Conglomerates	80	610
	Hanwha Life Insurance Co. Ltd.	Insurance	940	1,073
	Hanwha Solutions Corp.	Chemicals	266	2,928
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	153	1,954
a	Helixmith Co. Ltd.	Biotechnology	63	3,555
	Hite Jinro Co. Ltd.	Beverages	116	2,559
a	HLB Inc.	Leisure Equipment & Products	116	8,576
	Hotel Shilla Co. Ltd.	Specialty Retail	108	6,255
	Hyundai Department Store Co. Ltd.	Multiline Retail	40	1,932
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	252	5,682
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	62	4,614
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	36	5,841
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	206	3,833
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	76	1,692
	Hyundai Mobis Co. Ltd.	Auto Components	220	30,632
	Hyundai Motor Co.	Automobiles	458	33,371
	Hyundai Steel Co.	Metals & Mining	250	3,686
	Hyundai Wia Corp.	Auto Components	54	1,189
	Industrial Bank of Korea	Banks	834	5,138
	Kakao Corp.	Interactive Media & Services	172	21,971
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	376	6,100
	KB Financial Group Inc.	Banks	1,300	36,896
	KCC Corp.	Chemicals	16	1,702
a	KCC Glass Corp.	Building Products	15	226
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	1,957
	Kia Motors Corp.	Automobiles	804	17,172
	Korea Aerospace Industries Ltd.	Aerospace & Defense	220	3,786
a	Korea Electric Power Corp.	Electric Utilities	872	13,789
	Korea Gas Corp.	Gas Utilities	76	1,342
	Korea Investment Holdings Co. Ltd.	Capital Markets	132	5,395
a	Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	148	9,556
	Korea Zinc Co. Ltd.	Metals & Mining	30	8,773
a	Korean Air Lines Co. Ltd.	Airlines	174	2,673
	KT&G Corp.	Tobacco	356	21,845
	Kumho Petrochemical Co. Ltd.	Chemicals	60	3,194
	LG Chem Ltd.	Chemicals	146	36,579
	LG Corp.	Industrial Conglomerates	298	14,443
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	770	7,021
	LG Electronics Inc.	Household Durables	358	14,175
	LG Household & Health Care Ltd.	Personal Products	30	27,601
	LG Uplus Corp.	Diversified Telecommunication Services	672	5,962
	Lotte Chemical Corp.	Chemicals	50	7,927
	Lotte Chilsung Beverage Co. Ltd.	Beverages	12	838
	Lotte Corp.	Industrial Conglomerates	76	1,498
	LOTTE Fine Chemical Co. Ltd.	Chemicals	68	1,734
	Lotte Shopping Co. Ltd.	Multiline Retail	30	1,848
	LS Corp.	Electrical Equipment	44	1,045
	Mando Corp.	Auto Components	114	1,938
	Medy-tox Inc.	Biotechnology	14	2,269

franklintempleton.com	Annual Report	167

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	202	$483
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	1,486	6,433
	Naver Corp.	Interactive Media & Services	438	61,166
	NCsoft Corp.	Entertainment	52	27,851
a	Netmarble Corp.	Entertainment	58	4,440
	NH Investment & Securities Co. Ltd.	Capital Markets	388	2,865
a	NHN Corp.	Entertainment	38	2,138
	Nongshim Co. Ltd.	Food Products	10	2,370
a	OCI Co. Ltd.	Chemicals	66	1,887
	Orion Corp.	Food Products	74	6,991
	Ottogi Corp.	Food Products	4	1,562
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	1,851
	POSCO	Metals & Mining	216	28,567
	POSCO Chemical Co. Ltd.	Construction Materials	76	2,734
	Posco International Corp.	Trading Companies & Distributors	168	1,566
	S-1 Corp.	Commercial Services & Supplies	64	4,206
	S-Oil Corp.	Oil, Gas & Consumable Fuels	140	6,567
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	42	16,630
	Samsung C&T Corp.	Industrial Conglomerates	282	20,756
	Samsung Card Co. Ltd.	Consumer Finance	106	2,604
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	186	14,928
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	15,672	614,727
a	Samsung Engineering Co. Ltd.	Construction & Engineering	546	4,552
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	110	13,916
a	Samsung Heavy Industries Co. Ltd.	Machinery	1,520	4,870
	Samsung Life Insurance Co. Ltd.	Insurance	218	7,700
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	176	34,771
	Samsung SDS Co. Ltd.	IT Services	110	13,509
	Samsung Securities Co. Ltd.	Capital Markets	200	4,822
	Shinhan Financial Group Co. Ltd.	Banks	1,562	36,697
	Shinsegae Co. Ltd.	Multiline Retail	24	4,288
a	SillaJen Inc.	Biotechnology	196	2,133
	SK Holdings Co. Ltd.	Industrial Conglomerates	112	15,411
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	1,704	116,600
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	190	13,579
	SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,011
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	74	10,759
	SKC Co. Ltd.	Chemicals	72	2,200
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	372	1,378
	Woori Financial Group Inc.	Banks	1,836	11,538
	Yuhan Corp.	Pharmaceuticals	32	6,020

				1,753,471

	Taiwan 13.3%
	Accton Technology Corp.	Communications Equipment	2,000	10,780
	Acer Inc.	Technology Hardware, Storage & Peripherals	10,000	5,159
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,000	8,250
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	11,500	22,284
	Asia Cement Corp.	Construction Materials	6,000	7,817
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	2,000	13,525
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	30,000	6,289
	Capital Securities Corp.	Capital Markets	2,840	881
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,480	16,032
	Cathay Financial Holding Co. Ltd.	Insurance	26,962	31,472
	Chailease Holding Co. Ltd.	Diversified Financial Services	4,120	12,466
	Chang Hwa Commercial Bank Ltd.	Banks	21,337	13,441

168	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	6,000	$6,111
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,010	5,038
	China Airlines Ltd.	Airlines	8,000	1,749
	China Development Financial Holding Corp.	Insurance	44,000	10,796
a	China Life Insurance Co. Ltd.	Insurance	11,550	6,435
e	China Motor Corp.	Automobiles	800	659
	China Steel Corp.	Metals & Mining	42,000	26,318
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	12,000	42,657
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	12,000	6,865
	CTBC Financial Holding Co. Ltd.	Banks	62,000	36,698
	Delta Electronics Inc.	Electronic Equipment, Instruments & Components	7,000	27,892
	E.Sun Financial Holding Co. Ltd.	Banks	35,052	28,107
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	700	5,567
	Epistar Corp.	Semiconductors & Semiconductor Equipment	2,000	1,706
	Eternal Materials Co. Ltd.	Chemicals	2,000	1,491
	EVA Airways Corp.	Airlines	7,124	2,094
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	11,243	3,439
	Far Eastern International Bank	Banks	8,212	2,729
	Far Eastern New Century Corp.	Industrial Conglomerates	12,000	8,948
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	6,000	12,559
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,100	4,729
	First Financial Holding Co. Ltd.	Banks	34,743	22,575
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	2,000	428
	Formosa Chemicals & Fibre Corp.	Chemicals	12,000	26,586
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,000	16,150
	Formosa Plastics Corp.	Chemicals	16,000	39,734
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	2,000	2,037
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,000	6,547
	Fubon Financial Holding Co. Ltd.	Insurance	26,000	32,283
	Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	1,000	4,431
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	700	7,893
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	38,800	89,682
	Hotai Motor Co. Ltd.	Specialty Retail	1,000	16,236
	HTC Corp.	Technology Hardware, Storage & Peripherals	4,000	3,756
	Hua Nan Financial Holdings Co. Ltd.	Banks	31,153	18,594
	Innolux Corp.	Electronic Equipment, Instruments & Components	30,000	5,188
	Inventec Corp.	Technology Hardware, Storage & Peripherals	10,000	7,705
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	350	44,327
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	6,000	8,194
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	5,000	54,147
	Mega Financial Holding Co. Ltd.	Banks	38,000	35,749
	Nan Ya Plastics Corp.	Chemicals	18,000	32,558
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	2,000	3,551
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	2,000	11,375
	Oriental Union Chemical Corp.	Chemicals	2,000	942
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	6,000	11,507
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	10,000	8,482
	President Chain Store Corp.	Food & Staples Retailing	2,000	18,716
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	10,000	19,906
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,000	14,450
	Shin Kong Financial Holding Co. Ltd.	Insurance	39,275	9,909
	SinoPac Financial Holdings Co. Ltd.	Banks	36,800	13,446
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	4,000	4,914
	Taishin Financial Holding Co. Ltd.	Banks	35,357	13,679
	Taiwan Business Bank	Banks	21,372	6,848
	Taiwan Cement Corp.	Construction Materials	16,479	21,524

franklintempleton.com	Annual Report	169

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	32,010	$19,423
	Taiwan Fertilizer Co. Ltd.	Chemicals	4,000	5,529
	Taiwan Glass Industry Corp.	Building Products	4,000	977
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	7,605
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	6,000	19,820
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	2,708
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	80,000	724,832
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	4,782
	The Shanghai Commercial & Savings Bank Ltd.	Banks	10,000	13,012
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	2,000	2,292
	U-Ming Marine Transport Corp.	Marine	2,000	1,720
	Uni-President Enterprises Corp.	Food Products	16,000	34,707
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	6,000	6,349
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	34,000	15,347
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,000	3,922
	Walsin Lihwa Corp.	Electrical Equipment	8,000	2,910
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,000	10,648
	Wan Hai Lines Ltd.	Marine	2,000	909
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,000	8,713
	Wistron Corp.	Technology Hardware, Storage & Peripherals	10,293	8,339
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	300	6,964
	Yageo Corp.	Electronic Equipment, Instruments & Components	1,000	9,077
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	36,000	18,511
	Yulon Motor Co. Ltd.	Automobiles	2,000	972
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,000	6,151

				1,961,251

	Thailand 2.6%
	Advanced Info Service PCL	Wireless Telecommunication Services	3,800	23,274
	Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	14,800	22,887
a	Asset World Corp. PCL	Hotels, Restaurants & Leisure	24,000	2,384
	B Grimm Power PCL, NVDR	Independent Power and Renewable Electricity Producers	2,389	2,894
	Bangkok Bank PCL, fgn.	Banks	1,600	4,973
	Bangkok Dusit Medical Services PCL	Health Care Providers & Services	30,400	17,508
	Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	25,800	6,093
	Bangkok Life Assurance PCL, NVDR	Insurance	1,400	508
	Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	15,200	2,455
	Berli Jucker PCL, NVDR	Food & Staples Retailing	3,400	4,196
	BTS Group Holdings PCL, NVDR	Road & Rail	27,600	7,653
	Bumrungrad Hospital PCL	Health Care Providers & Services	1,200	4,168
	Central Pattana PCL	Real Estate Management & Development	8,600	11,203
	Charoen Pokphand Foods PCL, NVDR	Food Products	12,400	9,182
	CP ALL PCL	Food & Staples Retailing	17,600	32,714
	Delta Electronics Thailand PCL	Electronic Equipment, Instruments & Components	1,400	1,450
	Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	13,400	6,125
	Electricity Generating PCL	Independent Power and Renewable Electricity Producers	1,000	7,039
	Energy Absolute PCL, NVDR	Independent Power and Renewable Electricity Producers	5,600	5,759
	Global Power Synergy PCL	Independent Power and Renewable Electricity Producers	2,434	4,228
	Gulf Energy Development PCL, NVDR	Independent Power and Renewable Electricity Producers	2,600	11,884
	Home Product Center PCL, NVDR	Specialty Retail	20,000	6,765

170	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
	Indorama Ventures PCL, NVDR	Chemicals	6,400	$4,173
	Intouch Holdings PCL	Wireless Telecommunication Services	7,200	10,970
	IRPC PCL	Oil, Gas & Consumable Fuels	36,400	2,374
	Kasikornbank PCL, fgn.	Banks	4,000	11,092
	Kasikornbank PCL, NVDR	Banks	2,800	7,807
	Krung Thai Bank PCL	Banks	18,000	6,253
	Krungthai Card PCL, NVDR	Consumer Finance	4,644	3,856
	Land and Houses PCL, NVDR	Real Estate Management & Development	22,000	4,491
	Minor International PCL	Hotels, Restaurants & Leisure	12,600	6,450
	Muangthai Capital PCL	Consumer Finance	2,400	2,560
	Osotspa PCL, NVDR	Beverages	4,200	4,575
	PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	4,800	9,873
	PTT Global Chemical PCL, NVDR	Chemicals	6,800	6,320
	PTT PCL	Oil, Gas & Consumable Fuels	48,600	45,538
	Ratch Group PCL, NVDR	Independent Power and Renewable Electricity Producers	2,800	4,863
	Siam City Cement PCL, NVDR	Construction Materials	200	725
	Siam Commercial Bank PCL	Banks	7,600	16,037
	Siam Makro Public Company Ltd.	Food & Staples Retailing	800	804
	Thai Oil PCL	Oil, Gas & Consumable Fuels	3,600	3,373
	Thai Union Group PCL	Food Products	10,000	4,205
	The Siam Cement PCL	Construction Materials	2,600	25,669
	TMB Bank PCL, B544N7906	Banks	128,951	3,458
	Total Access Communication PCL	Wireless Telecommunication Services	2,400	2,980
	True Corporation PCL, NVDR	Diversified Telecommunication Services	36,600	3,502

				387,290

	Total Common Stocks and Other Equity Interests (Cost $18,068,411)			14,538,820

	Preferred Stocks 0.8%
	South Korea 0.8%
f	Amorepacific Corp., 1.686%, pfd.	Personal Products	30	1,469
f	CJ CheilJedang Corp., 4.011%, pfd.	Food Products	4	291
f	Hyundai Motor Co., 7.849%, pfd.	Automobiles	76	3,221
f	Hyundai Motor Co., 7.206%, pfd., 2	Automobiles	124	5,796
f	LG Chem Ltd., 1.385%, pfd.	Chemicals	24	2,918
f	LG Electronics Inc., 4.482%, pfd.	Household Durables	66	968
f	LG Household & Health Care Ltd., 1.727%, pfd.	Personal Products	10	5,257
f	Samsung Electronics Co. Ltd., 2.651%, pfd.	Technology Hardware, Storage & Peripherals	2,752	90,652
f	Samsung Fire & Marine Insurance Co. Ltd., 7.594%, pfd.	Insurance	8	736

	Total Preferred Stocks (Cost $137,287)			111,308

	Warrants (Cost $—) 0.0%†
	Thailand 0.0%†
a	BTS Group Holdings PCL, wts., 2/16/2021	Road & Rail	2,760	49

	Total Investments before Short Term Investments (Cost $18,205,698)			14,650,177

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Asia ex Japan ETF (continued)

		Industry	Shares	Value
	Short Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
g,h	Institutional Fiduciary Trust Portfolio, 0.32%	Money Market Funds	5,040	$5,040

	Total Investments (Cost $18,210,738) 99.6%			14,655,217
	Other Assets, less Liabilities 0.4%			56,819

	Net Assets 100.0%			$14,712,036

See Abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $296,552, representing 2.0% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $89,976, representing 0.6% of net assets.

dA portion or all of the security is on loan at March 31, 2020. See Note 1(d).

eFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

fVariable rate security. The rate shown represents the yield at period end.

gSee Note 3(c) regarding investments in affiliated management investment companies.

hThe rate shown is the annualized seven-day effective yield at period end.

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Financial Highlights

Franklin FTSE Australia ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.63	$24.67	$25.23

Income from investment operations[b]:

Net investment income[c]	1.07	1.29	0.52

Net realized and unrealized gains (losses)	(7.18)	(0.37)	(1.03)

Total from investment operations	(6.11)	0.92	(0.51)

Less distributions from net investment income	(1.14)	(0.96)	(0.05)

Net asset value, end of year	$17.38	$24.63	$24.67

Total return[d]	(26.23)%	4.00%	(2.05)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.28%	5.30%	4.96%

Supplemental data

Net assets, end of year (000’s)	$7,820	$7,389	$2,467

Portfolio turnover rate[f]	8.16% [g]	4.56%	1.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 8.16%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Australia ETF

		Industry		Shares	Value
	Common Stocks 99.9%
	Australia 97.6%
	Adelaide Brighton Ltd.	Construction Materials		4,833	$6,123
a	Afterpay Ltd.	IT Services		2,304	26,511
	AGL Energy Ltd.	Multi-Utilities		6,768	71,207
	ALS Ltd.	Professional Services		5,112	17,396
	Altium Ltd.	Software		1,152	20,158
	Alumina Ltd.	Metals & Mining		26,910	24,047
a	AMP Ltd.	Diversified Financial Services		36,873	30,128
	Ansell Ltd.	Health Care Equipment & Supplies		1,386	23,065
	Apa Group	Gas Utilities		12,519	78,615
	Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure		6,768	88,439
	Atlas Arteria Ltd.	Transportation Infrastructure		9,405	31,717
	Aurizon Holdings Ltd.	Road & Rail		19,971	51,704
	AusNet Services	Electric Utilities		19,152	20,045
	Australia & New Zealand Banking Group Ltd.	Banks		30,051	311,941
	Australian Stock Exchange Ltd.	Capital Markets		2,061	97,244
	Bank of Queensland Ltd.	Banks		4,824	14,763
	Beach Energy Ltd.	Oil, Gas & Consumable Fuels		18,648	13,126
	Bendigo and Adelaide Bank Ltd.	Banks		5,184	19,894
	BHP Group Ltd.	Metals & Mining		31,248	554,253
	Bluescope Steel Ltd.	Metals & Mining		5,445	28,760
	Boral Ltd.	Construction Materials		12,537	15,730
	Brambles Ltd.	Commercial Services & Supplies		16,389	105,926
	Caltex Australia Ltd.	Oil, Gas & Consumable Fuels		2,646	36,147
	Challenger Ltd.	Diversified Financial Services		6,138	15,027
	Charter Hall Group	Equity Real Estate Investment Trusts (REITs	)	4,914	20,632
	Cimic Group Ltd.	Construction & Engineering		1,026	14,600
	Cleanaway Waste Management Ltd.	Commercial Services & Supplies		14,301	14,836
	Coca-Cola Amatil Ltd.	Beverages		5,427	29,363
	Cochlear Ltd.	Health Care Equipment & Supplies		657	75,377
	Coles Group Ltd.	Food & Staples Retailing		12,717	117,997
	Commonwealth Bank of Australia	Banks		18,783	710,691
	Computershare Ltd.	IT Services		5,130	30,488
	Crown Resorts Ltd.	Hotels, Restaurants & Leisure		3,771	17,541
	CSL Ltd.	Biotechnology		4,797	871,054
	CSR Ltd.	Construction Materials		5,202	10,093
	Dexus	Equity Real Estate Investment Trusts (REITs	)	11,583	64,442
	Domain Holdings Australia Ltd.	Interactive Media & Services		2,439	3,015
	Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure		639	19,985
	Downer EDI Ltd.	Commercial Services & Supplies		6,291	11,474
	Evolution Mining Ltd.	Metals & Mining		11,151	26,071
	Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure		594	3,603
	Fortescue Metals Group Ltd.	Metals & Mining		16,866	103,228
	Goodman Group	Equity Real Estate Investment Trusts (REITs	)	18,882	139,836
	GPT Group	Equity Real Estate Investment Trusts (REITs	)	20,547	45,650
	Harvey Norman Holdings Ltd.	Multiline Retail		6,282	11,342
	IDP Education Ltd.	Diversified Consumer Services		1,350	9,552
	Iluka Resources Ltd.	Metals & Mining		4,437	18,955
	Incitec Pivot Ltd.	Chemicals		17,271	21,353
	Insurance Australia Group Ltd.	Insurance		24,507	92,997
	IOOF Holdings Ltd.	Capital Markets		3,636	8,145
	James Hardie Industries PLC, CDI	Construction Materials		4,689	53,151
	JB Hi-Fi Ltd.	Specialty Retail		1,197	20,514
	LendLease Group	Real Estate Management & Development		5,994	37,787
	Macquarie Group Ltd.	Capital Markets		3,402	178,548
	Magellan Financial Group Ltd.	Capital Markets		1,449	38,596
	Medibank Private Ltd.	Insurance		29,232	47,591
	Metcash Ltd.	Food & Staples Retailing		9,594	18,497
	Mirvac Group	Equity Real Estate Investment Trusts (REITs	)	41,454	53,027

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STATEMENT OF INVESTMENTS

Franklin FTSE Australia ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Australia (continued)
	National Australia Bank Ltd.	Banks		31,248	$319,011
	Newcrest Mining Ltd.	Metals & Mining		8,154	115,035
	Northern Star Resources Ltd.	Metals & Mining		7,533	48,549
a	Nufarm Ltd.	Chemicals		3,375	10,535
	Oil Search Ltd.	Oil, Gas & Consumable Fuels		14,202	20,688
	Orica Ltd.	Chemicals		4,275	40,164
	Origin Energy Ltd.	Oil, Gas & Consumable Fuels		18,630	49,943
	Orora Ltd.	Containers & Packaging		12,780	18,929
	OZ Minerals Ltd.	Metals & Mining		3,357	15,102
	Perpetual Ltd.	Capital Markets		468	7,227
	Platinum Asset Management Ltd.	Capital Markets		3,177	6,475
	Qantas Airways Ltd.	Airlines		6,156	12,170
	QBE Insurance Group Ltd.	Insurance		13,887	73,096
	Qube Logistics Holdings Ltd.	Transportation Infrastructure		13,257	17,445
	Ramsay Health Care Ltd.	Health Care Providers & Services		1,647	57,741
	REA Group Ltd.	Interactive Media & Services		531	25,022
	Rio Tinto Ltd.	Metals & Mining		3,942	204,042
	Santos Ltd.	Oil, Gas & Consumable Fuels		18,891	39,543
	Scentre Group	Equity Real Estate Investment Trusts (REITs	)	55,701	53,354
	Seek Ltd.	Professional Services		3,708	33,656
	Seven Group Holdings Ltd.	Trading Companies & Distributors		1,395	9,597
	Shopping Centres Australasia Property Group	Equity Real Estate Investment Trusts (REITs	)	9,801	13,617
	Sonic Healthcare Ltd.	Health Care Providers & Services		5,022	74,784
	South32 Ltd.	Metals & Mining		52,443	56,653
	Stockland	Equity Real Estate Investment Trusts (REITs	)	25,308	39,189
	Suncorp-Metway Ltd.	Insurance		13,367	74,695
	Sydney Airport	Transportation Infrastructure		11,745	40,184
	Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure		20,061	31,064
	Telstra Corp. Ltd.	Diversified Telecommunication Services		44,172	82,999
	The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure		8,739	11,500
	TPG Telecom Ltd.	Diversified Telecommunication Services		3,834	16,168
	Transurban Group	Transportation Infrastructure		28,737	211,765
	Treasury Wine Estates Ltd.	Beverages		7,641	46,907
	Vicinity Centres	Equity Real Estate Investment Trusts (REITs	)	33,498	21,220
a	Vocus Group Ltd.	Diversified Telecommunication Services		6,327	9,604
	Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels		963	10,002
	Wesfarmers Ltd.	Multiline Retail		12,006	251,825
	Westpac Banking Corp.	Banks		38,304	386,826
	Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels		9,081	10,699
	Wisetech Global Ltd.	Software		873	9,137
	Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels		9,909	110,440
	Woolworths Group Ltd.	Food & Staples Retailing		13,347	286,733
	Worley Ltd.	Energy Equipment & Services		3,402	12,806

					7,628,138

	New Zealand 0.5%
a	Xero Ltd.	Software		990	41,149

	United States 1.8%
	Amcor PLC, IDR	Containers & Packaging		16,974	135,472
	Sims Ltd.	Metals & Mining		1,773	6,630

					142,102

	Total Investments (Cost $11,774,833) 99.9%				7,811,389
	Other Assets, less Liabilities 0.1%				8,887

	Net Assets 100.0%				$7,820,276

See Abbreviations on page 351.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Brazil ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.72	$27.87	$24.37

Income from investment operations[b]:

Net investment income[c]	1.07	0.80	0.50

Net realized and unrealized gains (losses)	(11.33)	(2.07)	3.11

Total from investment operations	(10.26)	(1.27)	3.61

Less distributions from net investment income	(1.00)	(0.88)	(0.11)

Net asset value, end of year	$14.46	$25.72	$27.87

Total return[d]	(41.69)%	(3.98)%	14.86%

Ratios to average net assets[e]

Total expenses	0.23%	0.19%	0.19%

Net investment income	4.26%	3.37%	4.53%

Supplemental data

Net assets, end of year (000’s)	$102,700	$20,579	$44,593

Portfolio turnover rate[f]	36.07% [g]	39.76%	4.79%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 17.47%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Brazil ETF

		Industry	Shares	Value
	Common Stocks 70.4%
	Brazil 68.9%
a	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	49,700	$254,891
	Ambev SA	Beverages	1,725,320	3,965,182
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	134,900	536,573
a	B2W Cia Digital	Internet & Direct Marketing Retail	76,100	704,276
	B3 SA – Brasil Bolsa Balcao	Capital Markets	788,100	5,454,978
	Banco Bradesco SA	Banks	411,800	1,493,456
	Banco BTG Pactual SA	Capital Markets	99,400	637,037
	Banco do Brasil SA	Banks	341,104	1,834,225
	Banco Santander Brasil SA	Banks	163,300	839,704
	BB Seguridade Participacoes SA	Insurance	269,800	1,292,664
	BR Malls Paricipacoes SA	Real Estate Management & Development	298,200	573,793
a	BRF SA	Food Products	227,200	661,020
	CCR SA	Transportation Infrastructure	447,300	1,011,612
	Centrais Eletricas Brasileiras SA	Electric Utilities	184,600	849,218
	Cia Brasileira de Distribuicao	Food & Staples Retailing	63,977	818,308
	Cia de Saneamento do Parana	Water Utilities	78,000	358,674
	Cia Siderurgica Nacional SA	Metals & Mining	241,400	324,870
	Cielo SA	IT Services	440,200	376,834
	Cogna Educacao	Diversified Consumer Services	667,400	514,711
	Companhia de Locacao das Americas	Road & Rail	85,200	172,319
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	134,900	1,017,225
	Companhia Energetica de Minas Gerais	Electric Utilities	28,400	49,555
	Companhia Paranaense de Energia-Copel	Electric Utilities	7,100	79,917
a	Cosan Logistica SA	Road & Rail	49,700	160,218
	Cosan SA	Oil, Gas & Consumable Fuels	63,900	662,335
	CPFL Energia SA	Electric Utilities	78,100	404,609
	CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	49,700	106,365
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	99,400	270,798
	Duratex SA	Paper & Forest Products	106,500	191,990
	EDP-Energias do Brasil SA	Electric Utilities	120,700	378,860
a	Embraer SA	Aerospace & Defense	291,100	535,436
	Energisa SA	Electric Utilities	75,180	547,913
a	Eneva SA	Independent Power and Renewable Electricity Producers	28,400	190,279
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	71,000	532,781
	Equatorial Energia SA	Electric Utilities	340,800	1,156,457
	Fleury SA	Health Care Providers & Services	85,200	332,481
	Grendene SA	Textiles, Apparel & Luxury Goods	99,400	144,311
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	28,400	59,739
b,c	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	56,800	464,335
	Hypera SA	Pharmaceuticals	156,200	861,018
	IRB Brasil Resseguros SA	Insurance	326,689	609,715
	Itau Unibanco Holding SA	Banks	205,900	876,542
	Klabin SA	Containers & Packaging	227,200	700,445
	Localiza Rent a Car SA	Road & Rail	227,240	1,152,279
	Lojas Americanas SA	Multiline Retail	85,281	237,595
	Lojas Renner SA	Multiline Retail	312,420	2,021,520
	M Dias Branco SA	Food Products	35,500	199,177
	Magazine Luiza SA	Multiline Retail	255,600	1,921,460
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	106,500	391,783
	Natura & Co Holding SA	Personal Products	262,700	1,303,725
	Neoenergia SA	Electric Utilities	85,200	282,379

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	177,500	$1,538,657
	Odontoprev SA	Health Care Providers & Services	106,500	297,328
	Petrobras Distribuidora SA	Specialty Retail	269,800	806,809
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,462,640	3,987,531
	Porto Seguro SA	Insurance	35,500	307,458
	Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	92,300	419,982
	Raia Drogasil SA	Food & Staples Retailing	89,873	1,764,849
a	Rumo SA	Road & Rail	440,260	1,667,973
	Sao Martinho SA	Food Products	63,900	182,093
	Sul America SA	Insurance	85,200	555,231
	Suzano SA	Paper & Forest Products	319,572	2,205,198
	Telefonica Brasil SA	Diversified Telecommunication Services	14,200	138,534
	Tim Participacoes SA	Wireless Telecommunication Services	312,400	749,288
	Totvs SA	Software	63,900	575,107
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	85,200	424,308
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	340,800	823,319
	Vale SA	Metals & Mining	1,363,200	11,359,562
a	Via Varejo SA	Specialty Retail	149,100	151,785
	Weg SA	Electrical Equipment	291,100	1,884,130
a	YDUQS PART	Diversified Consumer Services	99,400	424,883

				70,781,612

	United States 1.5%
	JBS SA	Food Products	383,400	1,503,559

	Total Common Stocks (Cost $132,973,072)			72,285,171

	Preferred Stocks 29.3%
	Brazil 29.3%
d	Alpargatas SA, 0.237%, pfd.	Textiles, Apparel & Luxury Goods	78,100	348,744
a	Azul SA, pdf.	Airlines	78,100	264,269
d	Banco Bradesco SA, 10.010%, pfd.	Banks	1,597,580	6,397,589
d	Banco do Estado do Rio Grande do Sul SA, 9.883%, pfd., B	Banks	78,100	179,642
d	Bradespar SA, 4.781%, pfd.	Metals & Mining	92,300	518,927
d	Braskem SA, 4.872%, pfd., A	Chemicals	78,100	259,299
d	Centrais Eletricas Brasileiras SA, 5.651%, pfd., B	Electric Utilities	106,500	534,492
d	Cia de Transmissao de Energia Eletrica Paulista, 7.965%, pfd.	Electric Utilities	71,000	259,683
d	Cia Energetica de Sao Paulo, 3.300%, pfd., B	Independent Power and Renewable Electricity Producers	71,000	367,964
d	Companhia Energetica de Minas Gerais, 8.137%, pfd.	Electric Utilities	369,200	634,244
d	Companhia Paranaense de Energia, 5.320%, pfd., B	Electric Utilities	42,600	439,421
d	Gerdau SA, 2.090%, pfd.	Metals & Mining	411,800	797,939
a	Gol Linhas Aereas Inteligentes SA, pfd.	Airlines	42,600	93,387
d	Itau Unibanco Holding SA, 8.709%, pfd.	Banks	1,874,400	8,344,560
d	Itausa-Investimentos Itau SA, 9.918%, pfd.	Banks	1,732,460	2,929,409
d	Lojas Americanas SA, 1.011%, pfd.	Multiline Retail	298,269	1,035,137
d	Petroleo Brasileiro SA, 6.665%, pfd.	Oil, Gas & Consumable Fuels	1,874,440	5,055,994
d	Telefonica Brasil SA, 6.951%, pfd.	Diversified Telecommunication Services	163,300	1,556,932

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Brazil ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil (continued)
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 1.626%, pfd., A	Metals & Mining	142,000	$134,701

	Total Preferred Stocks (Cost $63,850,427)			30,152,333

	Total Investments (Cost $196,823,499) 99.7%			102,437,504
	Other Assets, less Liabilities 0.3%			262,040

	Net Assets 100.0%			$102,699,544

See Abbreviations on page 351.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $464,335, representing 0.5% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $464,335, representing 0.5% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Mini Bovespa Index	Long	80	$224,528	4/15/20	$(9,433)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Canada ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.13	$23.77	$24.80

Income from investment operations[b]:

Net investment income[c]	0.69	0.67	0.24

Net realized and unrealized gains (losses)	(4.72)	0.33	(1.25)

Total from investment operations	(4.03)	1.00	(1.01)

Less distributions from net investment income	(0.60)	(0.64)	(0.02)

Net asset value, end of year	$19.50	$24.13	$23.77

Total return[d]	(17.25)%	4.48%	(4.06)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	2.73%	2.79%	2.39%

Supplemental data

Net assets, end of year (000’s)	$4,876	$4,827	$2,377

Portfolio turnover rate[f]	4.57% [g]	6.95%	1.26%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 4.57%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Canada ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	Canada 97.2%
	Agnico Eagle Mines Ltd.	Metals & Mining		1,155	$45,588
	Alimentation Couche-Tard Inc., B	Food & Staples Retailing		4,135	96,305
	Bank of Montreal	Banks		3,100	154,766
	Bank of Nova Scotia	Banks		5,915	238,827
	Barrick Gold Corp.	Metals & Mining		8,545	155,249
	BCE Inc.	Diversified Telecommunication Services		1,455	59,014
	Brookfield Asset Management Inc., A	Capital Markets		4,375	191,740
	Canadian Imperial Bank of Commerce	Banks		2,155	124,151
	Canadian National Railway Co.	Road & Rail		3,460	267,470
	Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels		5,630	76,143
	Canadian Pacific Railway Ltd.	Road & Rail		665	145,091
	Canadian Tire Corp. Ltd., A	Multiline Retail		280	16,709
	Canadian Utilities Ltd., A	Multi-Utilities		585	13,826
a	Canopy Growth Corp.	Pharmaceuticals		875	12,578
	Cenovus Energy Inc.	Oil, Gas & Consumable Fuels		4,940	9,857
a	CGI Inc., A	IT Services		1,150	61,558
	Constellation Software Inc.	Software		97	87,164
	Dollarama Inc.	Multiline Retail		1,485	40,731
	Enbridge Inc.	Oil, Gas & Consumable Fuels		9,610	276,684
	Fairfax Financial Holdings Ltd.	Insurance		130	39,404
	Fortis Inc.	Electric Utilities		2,235	85,217
	Franco-Nevada Corp.	Metals & Mining		900	88,909
	George Weston Ltd.	Food & Staples Retailing		345	24,391
	Great-West Lifeco Inc.	Insurance		1,265	21,605
	Husky Energy Inc.	Oil, Gas & Consumable Fuels		1,475	3,668
	Hydro One Ltd.	Electric Utilities		1,520	27,061
	IGM Financial Inc.	Capital Markets		410	6,726
	Imperial Oil Ltd.	Oil, Gas & Consumable Fuels		1,115	12,463
	Intact Financial Corp.	Insurance		690	58,963
	Inter Pipeline Ltd.	Oil, Gas & Consumable Fuels		2,035	12,038
	Loblaw Cos. Ltd.	Food & Staples Retailing		870	44,345
	Magna International Inc.	Auto Components		1,415	44,647
	Manulife Financial Corp.	Insurance		9,420	116,943
	Metro Inc., A	Food & Staples Retailing		1,150	45,981
	National Bank of Canada	Banks		1,625	62,096
	Nutrien Ltd.	Chemicals		2,780	93,965
	Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels		2,650	49,152
	Power Corp. of Canada	Insurance		2,850	45,332
	Restaurant Brands International Inc.	Hotels, Restaurants & Leisure		1,355	53,987
	RioCan REIT	Equity Real Estate Investment Trusts (REITs	)	1,525	17,282
	Rogers Communications Inc., B	Wireless Telecommunication Services		1,700	70,157
	Royal Bank of Canada	Banks		7,010	429,312
	Saputo Inc.	Food Products		1,115	26,509
	Shaw Communications Inc.	Media		2,180	34,966
a	Shopify Inc., A	IT Services		485	200,910
	Sun Life Financial Inc.	Insurance		2,885	91,758
	Suncor Energy Inc.	Oil, Gas & Consumable Fuels		7,485	118,111
	TC Energy Corp.	Oil, Gas & Consumable Fuels		4,525	198,854
	Teck Resources Ltd., B	Metals & Mining		2,335	17,504
	TELUS Corp.	Diversified Telecommunication Services		1,950	30,483
	The Toronto-Dominion Bank	Banks		8,830	371,166
	Thomson Reuters Corp.	Professional Services		955	64,331
	Wheaton Precious Metals Corp.	Metals & Mining		2,165	58,911

					4,740,598

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STATEMENT OF INVESTMENTS

Franklin FTSE Canada ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	United States 2.5%
a	Bausch Health Cos.Inc.	Pharmaceuticals	1,675	$25,666
	Waste Connections Inc.	Commercial Services & Supplies	1,270	97,435

				123,101

	Total Investments (Cost $6,365,137) 99.7%			4,863,699
	Other Assets, less Liabilities 0.3%			12,320

	Net Assets 100.0%			$4,876,019

See Abbreviations on page 351.

aNon-income producing.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE China ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.01	$25.99	$24.95

Income from investment operations[b]:

Net investment income (loss)[c]	0.45	0.40	(0.01)

Net realized and unrealized gains (losses)	(1.78)	(1.99)	1.05

Total from investment operations	(1.33)	(1.59)	1.04

Less distributions from net investment income	(0.49)	(0.39)	—	[d]

Net asset value, end of year	$22.19	$24.01	$25.99

Total return[e]	(5.64)%	(5.94)%	4.17%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%

Expenses net waiver and payments by affiliates	0.19%	—%	—%

Net investment income (loss)	1.94%	1.70%	(0.12)%

Supplemental data

Net assets, end of year (000’s)	$48,807	$43,220	$31,191

Portfolio turnover rate[g]	32.47% [h]	7.21%	2.71%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 32.47%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE China ETF

		Industry	Shares	Value
	Common Stocks 100.0%
	China 99.3%
	360 Security Technology Inc., A	Software	2,200	$5,875
a	3SBio Inc.	Biotechnology	33,000	34,359
a	51job Inc., ADR	Professional Services	671	41,193
a	58.com Inc., ADR	Interactive Media & Services	2,552	124,333
	A-Living Services Co. Ltd., H	Commercial Services & Supplies	8,250	40,128
	ADAMA Ltd.	Chemicals	3,300	4,982
	AECC Aviation Power Co. Ltd., A	Aerospace & Defense	2,200	6,580
	Agile Group Holdings Ltd.	Real Estate Management & Development	44,000	47,628
	Agricultural Bank of China Ltd., A	Banks	170,500	81,062
	Agricultural Bank of China Ltd., H	Banks	803,000	322,199
	Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	3,300	18,334
	Air China Ltd., A	Airlines	9,900	9,092
	Air China Ltd., H	Airlines	44,000	28,384
	Aisino Co.Ltd., A	Software	4,400	11,850
a	Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	45,331	8,815,973
a	Alibaba Health Information Technology Ltd.	Health Care Technology	96,000	160,518
a	Aluminum Corp. of China Ltd., A	Metals & Mining	14,300	5,810
a	Aluminum Corp. of China Ltd., H	Metals & Mining	88,000	17,484
	Angang Steel Co. Ltd., H	Metals & Mining	44,000	11,581
	Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	1,100	2,142
	Anhui Conch Cement Co. Ltd., A	Construction Materials	4,400	34,203
	Anhui Conch Cement Co. Ltd., H	Construction Materials	31,000	215,375
	Anhui Gujing Distillery Co. Ltd.	Beverages	200	3,223
	Anhui Gujing Distillery Co. Ltd., B	Beverages	3,300	26,052
a	Anhui Jianghuai Automobile Group Corp. Ltd., A	Automobiles	3,300	2,314
	Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	31,900	234,386
a	Anxin Trust Co. Ltd.	Capital Markets	7,700	2,716
a	Autohome Inc., ADR	Interactive Media & Services	1,452	103,121
	Avary Holding Shenzhen Co. Ltd., A	Electronic Equipment, Instruments & Components	1,100	4,929
	AVIC Aircraft Co. Ltd.	Aerospace & Defense	4,400	9,845
	Avic Capital Co. Ltd., A	Diversified Financial Services	16,500	9,148
	AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	5,500	5,594
	Avic Heavy Machinery Co. Ltd., A	Machinery	3,300	4,120
	AVIC Jonhon OptronicTechnology Co. Ltd.	Electronic Equipment, Instruments & Components	1,100	5,307
a	AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	2,200	8,886
	AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	66,000	25,460
	BAIC Motor Corp. Ltd., H	Automobiles	60,500	24,041
a	Baidu Inc., ADR	Interactive Media & Services	7,139	719,540
	Bank of Beijing Co. Ltd., A	Banks	24,200	16,490
	Bank of Changsha Co. Ltd., A	Banks	4,400	4,798
	Bank of China Ltd., A	Banks	94,600	46,444
	Bank of China Ltd., H	Banks	1,958,000	750,269
	Bank of Communications Co. Ltd., A	Banks	42,900	31,230
	Bank of Communications Co. Ltd., H	Banks	187,000	114,600
	Bank of Guiyang Co. Ltd.	Banks	3,300	3,566
	Bank of Jiangsu Co. Ltd., A	Banks	5,500	4,663
	Bank of Nanjing Co. Ltd., A	Banks	8,800	9,001
	Bank of Ningbo Co. Ltd., A	Banks	6,600	21,472
	Bank of Shanghai Co. Ltd., A	Banks	18,700	21,739
	Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	22,000	15,115
	BBMG Corp., A	Construction Materials	13,200	6,108
	BBMG Corp., H	Construction Materials	55,000	13,766
	Beijing Capital Co. Ltd., A	Water Utilities	14,300	6,093
	Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	44,000	28,043
	Beijing Dabeinong Technology Group Co. Ltd.	Food Products	5,500	6,712
	Beijing Enlight Media Co. Ltd.	Entertainment	3,300	4,148
	Beijing Enterprises Holdings Ltd.	Gas Utilities	11,000	40,376
	Beijing Enterprises Water Group Ltd.	Water Utilities	154,000	60,202

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Beijing Jetsen Technology Co. Ltd.	Software	5,500	$2,716
	Beijing Jingneng Clean Energy Co. Ltd., H	Independent Power and Renewable Electricity Producers	44,000	6,358
a	Beijing Kunlun Tech Co. Ltd.	Entertainment	2,200	5,525
a	Beijing Lanxum Technology Co. Ltd.	IT Services	1,100	2,393
	Beijing New Building Materials PLC	Building Products	2,200	7,325
	Beijing North Star Co. Ltd., H	Real Estate Management & Development	22,000	5,109
	Beijing Orient National Communication Science &Technology Co. Ltd.	Software	2,200	4,423
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	1,100	5,281
	Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	4,400	5,723
	Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	3,300	2,109
	Beijing Shiji Information Technology Co. Ltd.	Software	1,100	4,494
a	Beijing Shougang Co. Ltd.	Metals & Mining	6,600	2,738
	Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	1,100	5,646
	Beijing Tongrentang Co. Ltd., A	Pharmaceuticals	2,200	7,868
a	Beijing Ultrapower Software Co. Ltd.	IT Services	6,600	3,399
	Beijing Yanjing Brewery Co. Ltd.	Beverages	8,800	7,499
	Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	4,376
	Bengang Steel Plates Co. Ltd., B	Metals & Mining	13,200	2,759
a	Bilibili Inc., ADR	Entertainment	1,331	31,172
	Bluedon Information Security Technology Co. Ltd.	Software	4,400	2,744
	Bluefocus Intelligent Communications Group Co. Ltd.	Media	3,300	2,640
	Bluestar Adisseo Co., A	Chemicals	2,200	3,628
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	46,200	24,181
	BOE Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	23,100	8,196
	Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	66,000	15,498
	Bright Dairy & Food Co. Ltd., A	Food Products	1,100	1,799
	Brilliance China Automotive Holdings Ltd.	Automobiles	74,000	60,912
	BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	1,100	2,087
	BYD Co. Ltd.	Automobiles	2,200	18,613
	BYD Co. Ltd., H	Automobiles	17,500	91,441
	BYD Electronic International Co. Ltd.	Communications Equipment	22,000	36,729
	Caitong Securities Co. Ltd., A	Capital Markets	3,300	4,707
a	CAR Inc.	Road & Rail	11,000	6,145
	CECEP Solar Energy Co. Ltd.	Independent Power and Renewable Electricity Producers	8,800	4,010
	CECEP Wind-Power Corp.	Independent Power and Renewable Electricity Producers	15,400	4,649
	Central China Securities Co. Ltd., A	Capital Markets	4,400	3,035
	Central China Securities Co. Ltd., H	Capital Markets	22,000	3,605
a	CGN Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	11,000	4,516
	CGN Power Co. Ltd., H	Independent Power and Renewable Electricity Producers	297,000	68,206
	Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	200	15,462
	Changjiang Securities Co. Ltd.	Capital Markets	6,600	5,950
	Chaozhou Three-Circle Group Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	5,661
	Chengdu Xingrong Environment Co. Ltd.	Water Utilities	4,400	2,837
a	China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	5,500	4,943
	China Aoyuan Group Ltd.	Real Estate Management & Development	33,000	38,659
	China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	2,200	4,010
	China Baoan Group Co. Ltd.	Industrial Conglomerates	4,400	3,650
a	China Biologic Products Holdings Inc.	Biotechnology	682	73,608

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Bluechemical Ltd.	Chemicals	44,000	$6,812
	China Cinda Asset Management Co. Ltd., H	Capital Markets	220,000	41,724
	China CITIC Bank Corp. Ltd., A	Banks	15,400	11,254
	China CITIC Bank Corp. Ltd., H	Banks	242,000	119,581
	China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	55,000	15,256
	China Communications Construction Co. Ltd., A	Construction & Engineering	6,600	7,691
	China Communications Construction Co. Ltd., H	Construction & Engineering	110,000	76,636
	China Communications Services Corp. Ltd.	Construction & Engineering	66,000	48,025
	China Conch Venture Holdings Ltd.	Machinery	44,000	196,416
	China Construction Bank Corp., A	Banks	14,300	12,791
	China Construction Bank Corp., H	Banks	2,387,000	1,952,493
a	China COSCO Holdings Co. Ltd., A	Marine	12,100	7,016
	China CSSC Holdings Ltd., A	Machinery	2,200	5,720
a,b,c	China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	11,000	17,825
a	China Eastern Airlines Corp. Ltd., H	Airlines	44,000	15,043
	China Enterprise Co. Ltd., A	Real Estate Management & Development	11,000	6,611
	China Everbright Bank Co. Ltd., A	Banks	52,800	26,891
	China Everbright Bank Co. Ltd., H	Banks	77,000	29,505
	China Everbright International Ltd.	Commercial Services & Supplies	99,000	56,839
	China Everbright Ltd.	Capital Markets	22,000	32,471
	China Evergrande Group	Real Estate Management & Development	55,000	91,254
	China Film Co. Ltd., A	Entertainment	2,200	3,662
	China Foods Ltd.	Food Products	22,000	8,061
	China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	3,300	9,726
	China Galaxy Securities Co. Ltd., A	Capital Markets	2,200	2,949
	China Galaxy Securities Co. Ltd., H	Capital Markets	93,500	45,357
	China Gas Holdings Ltd.	Gas Utilities	55,000	191,591
	China Gezhouba Group Co. Ltd., A	Construction & Engineering	6,600	6,499
	China Grand Automotive Services Group Co. Ltd., A	Specialty Retail	12,100	6,948
	China Great Wall Securities Co. Ltd., A	Capital Markets	2,200	3,756
	China Greatwall Technology Group Co. Ltd.	Technology Hardware, Storage & Peripherals	3,300	5,559
	China High Speed Railway Technology Co. Ltd.	Road & Rail	7,700	3,411
	China Hongqiao Group Ltd.	Metals & Mining	66,000	28,100
	China Huarong Asset Management Co. Ltd., H	Capital Markets	286,000	36,161
	China International Capital Corp. Ltd., H	Capital Markets	26,400	42,712
	China International Marine Containers (Group) Co. Ltd., H	Machinery	11,000	10,275
	China International Travel Service Corp. Ltd., A	Specialty Retail	2,200	20,857
	China Jinmao Holdings Group Ltd.	Real Estate Management & Development	154,000	99,741
	China Jushi Co. Ltd., A	Construction Materials	4,400	4,904
	China Lesso Group Holdings Ltd.	Building Products	22,000	29,008
	China Life Insurance Co. Ltd., A	Insurance	8,800	32,701
	China Life Insurance Co. Ltd., H	Insurance	187,000	366,236
a	China Literature Ltd.	Media	6,600	26,227
	China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	2,651	76,163
	China Longyuan Power Group Corp.	Independent Power and Renewable Electricity Producers	88,000	48,366
	China Machinery Engineering Corp., H	Construction & Engineering	22,000	5,961

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China Medical System Holdings Ltd.	Pharmaceuticals	33,000	$35,721
	China Meheco Co. Ltd., A	Trading Companies & Distributors	2,200	4,668
	China Merchants Bank Co. Ltd., A	Banks	25,300	115,217
	China Merchants Bank Co. Ltd., H	Banks	99,000	447,045
	China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	9,900	8,925
	China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	44,000	50,296
	China Merchants Securities Co. Ltd.	Capital Markets	24,200	26,851
	China Merchants Securities Co. Ltd., A	Capital Markets	6,600	15,941
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	9,900	23,017
	China Minsheng Banking Corp. Ltd., A	Banks	50,600	40,762
	China Minsheng Banking Corp. Ltd., H	Banks	148,500	110,356
	China Mobile Ltd.	Wireless Telecommunication Services	136,440	1,014,820
	China Molybdenum Co. Ltd., A	Metals & Mining	17,600	8,616
	China Molybdenum Co. Ltd., H	Metals & Mining	99,000	27,717
	China National Building Material Co. Ltd., H	Construction Materials	100,000	109,278
	China National Chemical Engineering Co. Ltd., A	Construction & Engineering	6,600	5,559
	China National Nuclear Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	20,900	12,974
	China National Software & Service Co. Ltd., A	Software	400	4,072
	China Nonferrous Metal Industry’s Foreign Engineeringand Construction Co. Ltd.	Metals & Mining	3,300	2,081
	China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	5,500	6,976
	China Oilfield Services Ltd., H	Energy Equipment & Services	44,000	34,004
	China Orient Securities Co. Ltd., A	Capital Markets	6,600	8,492
	China Overseas Land & Investment Ltd.	Real Estate Management & Development	98,000	304,081
	China Pacific Insurance Group Co. Ltd., A	Insurance	9,900	39,415
	China Pacific Insurance Group Co. Ltd., H	Insurance	63,800	193,024
	China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	57,200	35,749
	China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	638,000	314,436
	China Power International Development Ltd.	Independent Power and Renewable Electricity Producers	110,000	20,436
	China Railway Construction Corp. Ltd., A	Construction & Engineering	13,200	18,306
	China Railway Construction Corp. Ltd., H	Construction & Engineering	49,500	55,434
	China Railway Group Ltd., H	Construction & Engineering	99,000	52,751
	China Railway Hi-tech Industry Co. Ltd., A	Construction & Engineering	2,200	2,955
b	China Railway Signal & Communication Corp. Ltd., H, Reg S	Electronic Equipment, Instruments & Components	44,000	22,196
	China Reinsurance Group Corp., H	Insurance	176,000	20,436
	China Resources Beer Holdings Co. Ltd.	Beverages	41,800	190,909
	China Resources Cement Holdings Ltd.	Construction Materials	66,000	78,765
	China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,100	1,966
	China Resources Gas Group Ltd.	Gas Utilities	22,000	110,697
	China Resources Land Ltd.	Real Estate Management & Development	73,700	304,274
	China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	44,000	26,397
	China Resources Power Holdings Co. Ltd.	Independent Power and Renewable Electricity Producers	53,900	59,387
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	1,100	4,322
a	China Satellite Communications Co. Ltd., A	Media	2,200	4,435
	China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	7,700	17,642
	China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	88,000	167,578
	China Shipbuilding Industry Co. Ltd., A	Machinery	26,400	15,680
	China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	4,400	4,656
	China South City Holdings Ltd.	Real Estate Management & Development	66,000	6,386

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	China South Publishing & Media Group Co. Ltd., A	Media	2,200	$3,299
	China Southern Airlines Co. Ltd., A	Airlines	16,500	11,988
	China Southern Airlines Co. Ltd., H	Airlines	22,000	9,452
	China Spacesat Co. Ltd., A	Aerospace & Defense	2,200	9,069
	China State Construction Engineering Corp. Ltd., A	Construction & Engineering	53,900	40,074
	China State Construction International Holdings Ltd.	Construction & Engineering	44,000	32,585
	China Taiping Insurance Holdings Co. Ltd.	Insurance	37,400	61,281
	China Telecom Corp. Ltd., H	Diversified Telecommunication Services	352,000	106,723
b,c	China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	1,210,000	271,633
	China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	66,000	30,058
	China TransInfo Technology Co. Ltd.	IT Services	1,100	3,166
	China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	154,000	88,813
	China United Network Communications Ltd., A	Wireless Telecommunication Services	30,800	22,682
	China Vanke Co. Ltd., A	Real Estate Management & Development	13,200	47,767
	China Vanke Co. Ltd., H	Real Estate Management & Development	38,500	126,911
	China Yangtze Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	18,700	45,614
	China Zhongwang Holdings Ltd.	Metals & Mining	35,200	9,264
	Chinese Universe Publishing and Media Group Co. Ltd., A	Media	2,200	3,737
	Chongqing Changan Automobile Co. Ltd.	Automobiles	4,400	6,568
	Chongqing Changan Automobile Co. Ltd., B	Automobiles	22,000	10,701
	Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	1,100	4,895
	Chongqing Rural Commercial Bank Co. Ltd., H	Banks	66,000	27,078
	Chongqing Water Group Co. Ltd., A	Water Utilities	3,300	2,426
	Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	2,200	20,916
	CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	88,000	63,580
	Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	7,700	3,791
a	CITIC Guoan Information Industry Co. Ltd.	Media	6,600	2,905
	Citic Pacific Ltd.	Industrial Conglomerates	132,000	138,116
	Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	4,400	15,587
	CITIC Securities Co. Ltd., A	Capital Markets	14,300	44,706
	CITIC Securities Co. Ltd., H	Capital Markets	55,000	100,762
	CMST Development Co. Ltd., A	Air Freight & Logistics	3,300	2,114
a	CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	14,300	4,600
	CNOOC Ltd.	Oil, Gas & Consumable Fuels	407,000	426,907
	Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	1,100	18,683
	COSCO SHIPPING Development Co. Ltd., H	Marine	99,000	10,346
	COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	34,000	18,292
a	COSCO Shipping Holdings Co. Ltd.	Marine	60,500	16,704
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	44,000	21,231
	Country Garden Holdings Co. Ltd.	Real Estate Management & Development	187,000	226,304
	Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	33,000	134,113
	CRRC Corp. Ltd., A	Machinery	28,600	26,469

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	CRRC Corp. Ltd., H	Machinery	110,000	$55,916
	CSC Financial Co. Ltd., A	Capital Markets	2,200	9,631
	CSC Financial Co. Ltd., H	Capital Markets	22,000	17,740
	CSG Holding Co. Ltd.	Construction Materials	20,900	5,770
	CSG Holding Co. Ltd.	Construction Materials	8,800	5,450
	CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	114,000	228,268
a	CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	6,000	3,584
	Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	1,100	2,691
	Dali Foods Group Co. Ltd.	Food Products	55,000	38,318
	Daqin Railway Co. Ltd., A	Road & Rail	22,000	21,105
	Datang International Power Generation Co. Ltd., H	Independent Power and Renewable Electricity Producers	66,000	8,856
	Dawning Information Industry Co. Ltd., A	Technology Hardware, Storage & Peripherals	1,100	6,777
	Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	23,100	8,270
	DHC Software Co. Ltd.	IT Services	4,400	8,020
	Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	1,100	3,642
	Dongfang Electric Corp. Ltd., H	Electrical Equipment	13,200	6,523
	Dongfeng Motor Group Co. Ltd., H	Automobiles	66,000	43,512
	Dongxing Securities Co. Ltd., A	Capital Markets	3,300	5,079
	East Money Information Co. Ltd.	Capital Markets	9,900	22,417
	ENN Energy Holdings Ltd.	Gas Utilities	19,800	191,718
a	Eve Energy Co. Ltd.	Electrical Equipment	1,100	9,018
	Everbright Securities Co. Ltd., A	Capital Markets	5,500	8,543
	Everbright Securities Co. Ltd., H	Capital Markets	4,400	2,810
a	Fangda Carbon New Material Co. Ltd.	Electrical Equipment	5,500	6,976
	Far East Horizon Ltd.	Diversified Financial Services	55,000	44,350
	FAW CAR Co. Ltd.	Automobiles	2,200	2,706
	Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	2,200	10,255
	Financial Street Holdings Co. Ltd.	Real Estate Management & Development	4,400	4,060
	First Capital Securities Co. Ltd.	Capital Markets	3,300	3,212
	Focus Media Information Technology Co. Ltd.	Media	17,600	10,975
	Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	1,100	19,425
	Fosun International Ltd.	Industrial Conglomerates	55,000	63,580
	Founder Securities Co. Ltd., A	Capital Markets	12,100	12,257
	Foxconn Industrial Internet Co. Ltd., A	Electronic Equipment, Instruments & Components	6,600	12,300
	Fujian Longking Co. Ltd., A	Machinery	2,200	2,809
	Fujian Sunner Development Co. Ltd.	Food Products	1,100	3,670
	Fuyao Group Glass Industries Co. Ltd., H	Auto Components	13,200	28,236
	Ganfeng Lithium Co. Ltd.	Metals & Mining	2,200	12,493
	Ganfeng Lithium Co. Ltd., H	Metals & Mining	4,400	14,107
a	GCL System Integration Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	6,600	2,821
a	GDS Holdings Ltd., ADR	IT Services	1,364	79,071
	Geely Automobile Holdings Ltd.	Automobiles	132,000	194,826
	GEM Co. Ltd.	Metals & Mining	5,500	3,608
	Gemdale Corp., A	Real Estate Management & Development	6,600	13,120
	Genimous Technology Co. Ltd.	Software	3,300	3,380
a	Genscript Biotech Corp.	Life Sciences Tools & Services	22,000	35,650
	GF Securities Co. Ltd.	Capital Markets	6,600	12,738
	GF Securities Co. Ltd., H	Capital Markets	39,600	42,456
	Gigadevice Semiconductor Beijing Inc., A	Semiconductors & Semiconductor Equipment	300	10,243
	Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	1,100	900
	Glodon Co. Ltd.	Software	1,100	6,622
	GoerTek Inc.	Electronic Equipment, Instruments & Components	4,400	10,186

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	GOME Retail Holdings Ltd.	Specialty Retail	286,000	$26,567
	Gosuncn Technology Group Co. Ltd.	Communications Equipment	4,400	4,016
	Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	6,600	5,009
	Great Wall Motor Co. Ltd., A	Automobiles	4,400	5,518
	Great Wall Motor Co. Ltd., H	Automobiles	82,500	52,900
	Gree Electric Appliances Inc. of Zhuhai, A	Household Durables	6,600	48,605
	Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	7,700	5,877
	Greentown China Holdings Ltd.	Real Estate Management & Development	16,500	15,008
	GRG Banking Equipment Co. Ltd.	Technology Hardware, Storage & Peripherals	3,300	4,018
a	GSX Techedu Inc., ADR	Diversified Consumer Services	1,067	45,198
	Guangdong Baolihua New Energy Stock Co. Ltd.	Independent Power and Renewable Electricity Producers	3,300	2,421
	Guangdong Electric Power Development Co. Ltd., B	Independent Power and Renewable Electricity Producers	15,400	4,133
a	Guangdong Golden Dragon Development Inc.	Capital Markets	2,200	3,942
	Guangdong Haid Group Co. Ltd.	Food Products	2,200	12,477
	Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	3,300	3,254
	Guangdong Investment Ltd.	Water Utilities	74,000	142,636
a	Guangdong LY Intelligent Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	9,900	11,481
	Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	8,800	3,203
	Guangshen Railway Co. Ltd., H	Road & Rail	44,000	9,367
	Guangxi Guiguan Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	4,400	2,837
	Guangxi Liugong Machinery Co. Ltd.	Machinery	4,400	3,886
	Guangzhou Automobile Group Co. Ltd., A	Automobiles	3,300	4,912
	Guangzhou Automobile Group Co. Ltd., H	Automobiles	88,000	88,444
	Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	2,200	3,895
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	6,600	17,797
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	2,200	9,771
	Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	5,500	8,753
	Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	26,400	34,469
	Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	1,100	3,029
	Guizhou Bailing Group Pharmaceutical Co. Ltd.	Pharmaceuticals	3,300	3,883
	Guosen Securities Co. Ltd.	Capital Markets	7,700	12,058
a	Guosheng Financial Holding Inc.	Electrical Equipment	2,200	3,020
	Guotai Junan Securities Co. Ltd.	Capital Markets	19,800	29,479
	Guotai Junan Securities Co. Ltd., A	Capital Markets	11,000	25,265
	Guoxuan High-Tech Co. Ltd.	Electrical Equipment	2,200	5,425
	Guoyuan Securities Co. Ltd.	Capital Markets	4,400	5,171
b,c	Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	11,000	42,860
	Haier Electronics Group Co. Ltd.	Household Durables	33,000	87,919
	Haier Smart Home Co. Ltd., A	Household Durables	8,800	17,878
	Haitian International Holdings Ltd.	Machinery	11,000	20,436
	Haitong Securities Co. Ltd., A	Capital Markets	13,200	23,911
	Haitong Securities Co. Ltd., H	Capital Markets	83,600	76,472
	Han’s Laser Technology Industry Group Co. Ltd., A	Machinery	1,100	4,375
	Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	2,200	2,902
	Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	4,400	2,582

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Hangzhou Hikvision Digital Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	12,100	$47,627
a	Hangzhou Lianluo Interactive Information Technology Co. Ltd.	Internet & Direct Marketing Retail	2,200	807
	Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,100	4,414
a	Hangzhou Shunwang Technology Co. Ltd.	Entertainment	1,100	3,335
	Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	1,100	9,940
a	Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	24,000	81,436
	Harbin Boshi Automation Co. Ltd.	Machinery	2,200	2,818
a	Harbin Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	4,400	2,502
	Health & Happiness H&H International Holdings Ltd.	Food Products	4,400	16,264
	Heilan Home Co. Ltd., A—SHSC	Specialty Retail	4,400	3,929
	Heilongjiang Agriculture Co. Ltd., A	Food Products	3,300	8,031
	Henan Pinggao Electric Co. Ltd., A	Electrical Equipment	2,200	2,526
	Henan Shuanghui Investment & Development Co. Ltd.	Food Products	4,400	24,395
	Hengan International Group Co. Ltd.	Personal Products	18,000	135,507
	Hengdian Group DMEGC Magnetics Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	4,651
	Hengli Petrochemical Co. Ltd., A	Chemicals	5,500	9,684
a	HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	484,000	4,558
	Hengtong Optic-electric Co. Ltd., A	Communications Equipment	3,300	7,533
	Hesteel Co. Ltd.	Metals & Mining	17,600	5,289
	Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	500	7,661
	Holitech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	4,400	3,451
a	Hongta Securities Co. Ltd., A	Capital Markets	2,200	6,220
	Hopson Development Holdings Ltd.	Real Estate Management & Development	22,000	19,642
	Huaan Securities Co. Ltd., A	Capital Markets	5,500	5,990
	Huadian Fuxin Energy Corp. Ltd., H	Independent Power and Renewable Electricity Producers	66,000	10,899
	Huadian Power International Corp. Ltd., H	Independent Power and Renewable Electricity Producers	44,000	13,113
	Huadong Medicine Co. Ltd., A	Health Care Providers & Services	2,200	5,416
	Huagong Tech Co. Ltd.	Electronic Equipment, Instruments & Components	1,100	3,063
	Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	2,200	2,554
	Hualan Biological Engineering Inc.	Biotechnology	2,200	14,873
	Huaneng Power International Inc., A	Independent Power and Renewable Electricity Producers	8,800	5,823
	Huaneng Power International Inc., H	Independent Power and Renewable Electricity Producers	110,000	41,298
	Huapont Life Sciences Co. Ltd.	Chemicals	6,600	4,535
	Huatai Securities Co. Ltd., A	Capital Markets	8,800	21,391
	Huatai Securities Co. Ltd., H	Capital Markets	44,000	65,396
	Huaxi Securities Co. Ltd.	Capital Markets	4,400	6,530
	Huaxia Bank Co. Ltd., A	Banks	20,900	19,077
	Huaxin Cement Co. Ltd., A	Construction Materials	2,200	7,222
	Huaxin Cement Co. Ltd., B	Construction Materials	7,700	11,796
	Huayu Automotive Systems Co. Ltd.	Auto Components	3,300	10,028
	Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	5,500	4,594
	Hubei Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	15,400	7,691
a	Hunan Valin Steel Co. Ltd.	Metals & Mining	5,500	3,049
	Hundsun Technologies Inc., A	Software	1,100	13,641
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	4,400	4,544
	HyUnion Holding Co. Ltd.	Auto Components	1,100	762
	Iflytek Co. Ltd.	Software	3,300	16,043
	Industrial & Commercial Bank of China Ltd., H	Banks	1,991,000	1,363,998
	Industrial and Commercial Bank of China Ltd.	Banks	105,600	76,725

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Industrial Bank Co. Ltd., A	Banks	26,400	$59,257
	Industrial Securities Co. Ltd., A	Capital Markets	12,100	10,669
	Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	46,200	7,496
	Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	2,200	2,828
	Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	8,800	3,203
	Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	8,800	37,071
	Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	27,500	17,957
a	Innovent Biologics Inc.	Biotechnology	30,000	126,566
	Inspur Electronic Information Industry Co. Ltd.	Technology Hardware, Storage & Peripherals	1,208	6,609
a	Iqiyi Inc., ADR	Entertainment	5,753	102,403
a	JD.com Inc., ADR	Internet & Direct Marketing Retail	20,548	832,194
	Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	5,500	3,701
	Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	8,800	12,192
	Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	22,000	24,552
	Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	1,100	9,544
	Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	5,500	71,410
	Jiangsu Kanion Pharmaceutical Co. Ltd., A	Pharmaceuticals	3,300	6,257
	Jiangsu King’s Luck Brewery JSC Ltd.	Beverages	2,200	8,737
	Jiangsu Linyang Energy Co. Ltd., A	Electrical Equipment	5,500	4,012
	Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	2,200	26,031
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	1,100	5,630
	Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	5,500	6,014
	Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	5,500	7,457
	Jiangxi Bank Co. Ltd., H	Banks	22,000	11,609
	Jiangxi Copper Co. Ltd., A	Metals & Mining	2,200	3,920
	Jiangxi Copper Co. Ltd., H	Metals & Mining	33,000	30,484
	Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	3,300	8,874
	Jiayuan International Group Ltd.	Real Estate Management & Development	22,000	8,941
	Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	4,400	9,789
	Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	5,500	4,694
	Jinke Properties Group Co. Ltd.	Real Estate Management & Development	7,700	8,647
a,b,c	Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	22,000	24,410
	Jinyu Bio-Technology Co. Ltd., A	Biotechnology	1,100	3,309
	Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	6,600	2,812
	JoInc. Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	2,200	3,557
	Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	2,200	5,276
a	JOYY Inc., ADR	Interactive Media & Services	1,397	74,404
	Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	16,500	38,659
	Kingdee International Software Group Co. Ltd.	Software	55,000	73,372
a	Kingsoft Corp. Ltd.	Software	22,000	71,811
a	Kuang-Chi Technologies Co. Ltd.	Auto Components	3,300	3,408
	Kunlun Energy Co. Ltd.	Gas Utilities	78,000	45,587
	Kweichow Moutai Co. Ltd., A	Beverages	1,600	250,783
	KWG Group Holdings Ltd.	Real Estate Management & Development	33,000	46,918
	Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	5,500	15,114
	Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	33,000	20,011
	Legend Holdings Corp., H	Technology Hardware, Storage & Peripherals	13,200	16,298
d	Legend Holdings Corp., rts., 2/20/49	Technology Hardware, Storage & Peripherals	830	—

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Lens Technology Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	$4,519
a	Leo Group Co. Ltd.	Media	9,900	5,140
	Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	2,200	11,242
	Leyard Optoelectronic Co. Ltd.	Electronic Equipment, Instruments & Components	4,400	3,905
	Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	44,000	128,579
	LianChuang Electronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	4,178
a	Liaoning Cheng Da Co. Ltd., A	Distributors	2,200	5,633
	Livzon Pharmaceutical Group Inc.	Pharmaceuticals	2,200	12,192
	Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	3,300	12,155
	Logan Property Holdings Co. Ltd.	Real Estate Management & Development	22,000	33,947
	Lomon Billions Group Co. Ltd.	Chemicals	2,200	4,634
b,c	Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	44,000	214,298
	LONGi Green Energy Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	4,400	15,419
	Luenmei Quantum Co. Ltd., A	Water Utilities	2,200	4,333
	Luxshare Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	7,700	41,454
	Luye Pharma Group Ltd.	Pharmaceuticals	44,000	21,458
	Luzhou Laojiao Co. Ltd., A	Beverages	2,200	22,859
	Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	22,000	6,897
a	Mango Excellent Media Co. Ltd.	Entertainment	2,230	13,714
	Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	6,600	10,997
a,b,c	Meitu Inc., 144A, Reg S	Technology Hardware, Storage & Peripherals	49,500	9,452
a,b	Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	88,000	1,063,257
	Metallurgical Corp. of China Ltd.	Construction & Engineering	77,000	13,511
	Metallurgical Corp. of China Ltd., A	Construction & Engineering	20,900	7,725
	Momo Inc., ADR	Interactive Media & Services	2,662	57,739
a	Montnets Rongxin Technology Group Co. Ltd.	Software	1,100	2,083
	Muyuan Foodstuff Co. Ltd.	Food Products	2,200	37,931
a	NanJi E-Commerce Co. Ltd.	Media	3,300	5,401
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	1,100	7,834
	Nanjing Securities Co. Ltd., A	Capital Markets	2,200	4,826
	Nari Technology Development Co. Ltd., A	Electrical Equipment	5,500	15,325
	NAURA Technology Group Co. Ltd., A	Electronic Equipment, Instruments & Components	400	6,563
	NavInfo Co. Ltd.	Household Durables	2,200	4,367
	NetEase Inc., ADR	Entertainment	1,837	589,604
	New China Life Insurance Co. Ltd., A	Insurance	2,200	12,353
	New China Life Insurance Co. Ltd., H	Insurance	22,000	68,547
	New Hope Liuhe Co. Ltd.	Food Products	5,500	24,388
a	New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	3,520	381,005
	Newland Digital Technology Co. Ltd.	Software	2,200	4,907
	Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	44,000	40,135
	Ninestar Corp.	Technology Hardware, Storage & Peripherals	1,100	4,164
a	Ningbo Joyson Electronic Corp.	Auto Components	1,100	2,916
	Ningbo Tuopu Group Co. Ltd., A	Auto Components	2,200	5,047
	Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	7,700	3,856
	Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	5,500	6,533
a,e	NIO Inc., ADR	Automobiles	19,360	53,821
	Northeast Securities Co. Ltd.	Capital Markets	5,500	6,433
	NSFOCUS Information Technology Co. Ltd.	Software	2,200	5,838
	Oceanwide Holdings Co. Ltd.	Real Estate Management & Development	6,600	3,678
	Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	6,600	4,553
a	OFILM Group Co. Ltd.	Electronic Equipment, Instruments & Components	4,400	8,467
	Opple Lighting Co. Ltd., A	Household Products	2,200	7,505
	Orient Securities Co. Ltd. of China, H	Capital Markets	22,000	11,552
	Oriental Pearl Group Co. Ltd., A	Media	6,600	8,147
a	Ourpalm Co. Ltd.	Entertainment	5,500	4,019

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	9,900	$3,101
	People’s Insurance Co. Group of China Ltd., H	Insurance	220,000	72,663
	Perfect World Co. Ltd.	Entertainment	1,100	7,379
	PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	528,000	193,464
	PICC Property and Casualty Co. Ltd., H	Insurance	176,000	170,303
a	Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	2,816	101,460
	Ping An Bank Co. Ltd., A	Banks	23,100	41,714
a,b	Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	8,800	82,086
	Ping An Insurance (Group) Co. of China Ltd., H	Insurance	143,000	1,404,927
	Ping An Insurance Group Co. of China Ltd., A	Insurance	12,100	118,077
a	Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	4,400	2,582
a	Polaris Bay Group Co. Ltd., A	Capital Markets	2,200	3,815
	Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	15,400	32,307
	Poly Property Group Co. Ltd.	Real Estate Management & Development	44,000	14,930
	Postal Savings Bank of China Co. Ltd., H	Banks	242,000	147,369
	Power Construction Corp. of China Ltd.	Construction & Engineering	16,500	9,172
b	Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	33,000	18,052
	Qingdao Rural Commercial Bank Corp., A	Banks	4,400	2,706
	Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	1,100	3,029
	Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	13,200	8,413
	Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	2,200	2,890
	RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	4,400	4,811
	Rongsheng Petro Chemical Co. Ltd.	Chemicals	4,400	6,797
	SAIC Motor Corp. Ltd.	Automobiles	12,100	34,995
	Sanan Optoelectronics Co. Ltd., A	Semiconductors & Semiconductor Equipment	6,600	17,831
	Sansteel Minguang Co. Ltd.	Metals & Mining	3,300	3,711
	Sany Heavy Industry Co. Ltd., A	Machinery	12,100	29,532
	SDIC Capital Co. Ltd., A	Capital Markets	3,300	5,703
	SDIC Power Holdings Co. Ltd., A	Independent Power and Renewable Electricity Producers	9,900	11,090
	Sealand Securities Co. Ltd.	Capital Markets	8,340	5,154
	Seazen Group Ltd.	Real Estate Management & Development	44,000	39,737
	Seazen Holdings Co. Ltd., A	Real Estate Management & Development	2,200	9,705
	SF Holding Co. Ltd.	Air Freight & Logistics	3,300	21,993
	Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	12,100	12,769
	Shaanxi International Trust Co. Ltd.	Capital Markets	6,600	3,278
	Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	18,700	6,755
	Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	11,000	3,945
a	Shandong Denghai Seeds Co. Ltd., A	Food Products	2,200	3,752
b,c	Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	8,250	19,819
	Shandong Gold Mining Co. Ltd., A	Metals & Mining	3,360	16,278
	Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	2,200	4,873
	Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	19,800	5,754
	Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	4,400	5,450
	Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	63,400	80,161
a	Shandong Xinchao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	13,200	3,278

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Shanghai 2345 Network Holding Group Co. Ltd.	Software	13,200	$5,177
	Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	4,400	4,935
	Shanghai Bailian Group Co. Ltd., B	Food & Staples Retailing	3,300	2,317
	Shanghai Baosight Software Co. Ltd., B	Software	7,720	15,633
	Shanghai Chlor-Alkali Chemical Co. Ltd., B	Chemicals	11,000	5,500
	Shanghai Construction Group Co. Ltd., A	Construction & Engineering	9,900	4,483
	Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	5,500	3,135
	Shanghai Electric Group Co. Ltd., A	Electrical Equipment	17,600	11,422
	Shanghai Electric Group Co. Ltd., H	Electrical Equipment	66,000	17,456
	Shanghai Electric Power Co. Ltd., A	Independent Power and Renewable Electricity Producers	4,400	4,358
	Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	2,200	3,641
	Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	2,200	10,199
	Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	16,500	54,284
	Shanghai Haixin Group Co., B	Pharmaceuticals	9,900	3,524
	Shanghai Huayi Group Co. Ltd., B	Chemicals	7,700	3,750
	Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	11,000	16,633
	Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	2,200	18,874
	Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	12,100	7,648
	Shanghai Jahwa United Co. Ltd., A	Personal Products	1,100	3,891
	Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	4,400	6,244
	Shanghai Jinqiao Export Processing Zone Development, B	Real Estate Management & Development	7,700	6,299
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	2,200	3,442
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	28,600	23,052
	Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	1,100	7,185
	Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	7,700	8,470
	Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	2,200	6,055
	Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	22,000	37,410
	Shanghai Pudong Development Bank Co. Ltd., A	Banks	37,400	53,555
a	Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	7,700	8,451
	Shanghai Shibei Hi-Tech Co. Ltd., A	Real Estate Management & Development	2,200	2,160
	Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	12,100	4,041
	Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	5,500	3,166
	Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	6,600	5,149
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	6,600	6,197
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	5,500	5,672
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	1,100	1,882
	Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	24,200	6,994
	Shanxi Lu’an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	4,400	3,619
	Shanxi Securities Co. Ltd.	Capital Markets	4,400	4,358
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	1,100	13,995

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
a	Shanying International Holding Co. Ltd., A	Paper & Forest Products	5,500	$2,374
	Shenergy Co. Ltd., A	Independent Power and Renewable Electricity Producers	9,900	7,374
	Shengyi Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	3,300	12,323
	Shenwan Hongyuan Group Co. Ltd.	Capital Markets	39,600	24,638
a,b,c	Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	35,200	8,265
	Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	1,100	2,827
	Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	4,400	4,494
	Shenzhen Airport Co. Ltd.	Transportation Infrastructure	2,200	2,371
	Shenzhen Energy Group Co. Ltd.	Independent Power and Renewable Electricity Producers	5,500	4,175
	Shenzhen Everwin Precision Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,100	2,927
	Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	22,000	22,423
a	Shenzhen Fenda Technology Co. Ltd.	Household Durables	4,400	2,080
	Shenzhen Goodix Technology Co. Ltd., A	Semiconductors & Semiconductor Equipment	100	3,679
	Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	2,200	3,703
	Shenzhen Inovance Technology Co. Ltd.	Machinery	2,200	8,023
	Shenzhen International Holdings Ltd.	Transportation Infrastructure	22,000	40,305
	Shenzhen Investment Ltd.	Real Estate Management & Development	88,000	27,476
	Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	2,200	2,859
	Shenzhen Kaifa Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	2,200	5,338
	Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	1,100	17,784
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,100	40,613
a	Shenzhen MTC Co. Ltd.	Household Durables	6,600	3,827
	Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	3,300	2,128
	Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	9,900	8,925
	Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	3,300	8,259
a	Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	1,100	5,326
	Shenzhen Yan Tian Port Holding Co. Ltd.	Transportation Infrastructure	3,300	2,062
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.	Metals & Mining	6,600	3,315
	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	18,700	198,800
a	Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	2,200	2,694
	Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	6,968
	Shimao Property Holdings Ltd.	Real Estate Management & Development	33,000	116,232
a	Siasun Robot & Automation Co. Ltd.	Machinery	3,300	6,360
	Sichuan Chuantou Energy Co. Ltd., A	Independent Power and Renewable Electricity Producers	7,700	9,994
	Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	9,900	4,763
	Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	22,000	5,137
a	Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	17,600	3,600
	Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,100	3,211
	Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	4,400	2,390
	Sieyuan Electric Co. Ltd.	Electrical Equipment	1,100	2,795
	Sihuan Pharmaceutical Holdings Group Ltd.	Pharmaceuticals	110,000	11,070
a	SINA Corp.	Interactive Media & Services	1,595	50,785
	Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	77,000	19,571

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Sinochem International Corp., A	Trading Companies & Distributors	6,600	$4,767
	Sinolink Securities Co. Ltd., A	Capital Markets	4,400	5,680
	Sinoma Science & Technology Co. Ltd.	Chemicals	2,200	3,526
	Sinopec Engineering Group Co. Ltd.	Construction & Engineering	38,500	16,193
a	Sinopec Oilfield Service Corp.	Energy Equipment & Services	110,000	8,373
	Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	9,900	5,433
	Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	88,000	21,799
	Sinopharm Group Co. Ltd., H	Health Care Providers & Services	30,800	69,302
	Sinotrans Ltd., H	Air Freight & Logistics	55,000	13,553
	Sinotruk Hong Kong Ltd.	Machinery	16,500	27,461
	Soho China Ltd.	Real Estate Management & Development	49,500	25,545
	Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	2,200	7,753
	SooChow Securities Co. Ltd., A	Capital Markets	5,480	6,123
a	Sou Yu Te Group Co. Ltd.	Textiles, Apparel & Luxury Goods	3,300	1,550
	Southwest Securities Co. Ltd., A	Capital Markets	12,100	7,716
	STO Express Co. Ltd.	Air Freight & Logistics	1,100	2,711
	Sunac China Holdings Ltd.	Real Estate Management & Development	66,000	305,694
	Sungrow Power Supply Co. Ltd.	Electrical Equipment	2,200	2,952
	Suning Universal Co. Ltd.	Real Estate Management & Development	7,700	3,302
	Suning.com Co. Ltd.	Specialty Retail	12,100	15,415
	Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	16,500	222,245
	Sunwoda Electronic Co. Ltd., A	Electrical Equipment	2,200	4,386
	Suofeiya Home Collection Co. Ltd.	Household Durables	1,100	2,790
	Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	1,100	2,734
	Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	4,400	5,096
	Tahoe Group Co. Ltd.	Real Estate Management & Development	3,300	2,407
a	TAL Education Group, ADR	Diversified Consumer Services	8,767	466,930
	Tangshan Jidong Cement Co. Ltd.	Construction Materials	2,200	6,086
	TangShan Port Group Co. Ltd., A	Transportation Infrastructure	14,300	4,559
	Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	4,400	3,116
	Tasly Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	4,400	8,579
	TBEA Co. Ltd., A	Electrical Equipment	6,600	6,797
	TCL Corp.	Household Durables	18,700	10,922
	Tencent Holdings Ltd.	Interactive Media & Services	146,900	7,205,793
a	Tencent Music Entertainment Group, ADR	Entertainment	2,871	28,882
a	The China Pacific Securities Co. Ltd., A	Capital Markets	9,900	4,637
	Tian Di Science & Technology Co. Ltd., A	Machinery	8,800	3,724
	Tianfeng Securities Co. Ltd., A	Capital Markets	6,850	4,948
	Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	5,500	5,548
	Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	7,700	5,345
	Tianjin Zhonghuan Semiconductor Co. Ltd.	Semiconductors & Semiconductor Equipment	4,400	8,871
	Tianma Microelectronics Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	4,137
	Tianqi Lithium Corp.	Chemicals	2,680	6,976
	Times China Holdings Ltd.	Real Estate Management & Development	22,000	36,842
a	Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	6,153	4,922
a,b	Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	22,000	30,938
	Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	3,293
	Tongkun Group Co. Ltd., A	Chemicals	2,200	3,641
	Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	22,000	6,176
	Tongwei Co. Ltd., A	Food Products	4,400	7,207
	TravelSky Technology Ltd., H	IT Services	22,000	38,829
a	Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	11,594	271,879
	Tsingtao Brewery Co. Ltd., A	Beverages	1,100	7,094
	Tsingtao Brewery Co. Ltd., H	Beverages	9,900	50,516
	Tunghsu Optoelectronic Technology Co. Ltd.	Electronic Equipment, Instruments & Components	7,700	3,259
	Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	2,200	2,508

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STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Unigroup Guoxin Microelectronics Co. Ltd.	Semiconductors & Semiconductor Equipment	1,100	$7,744
	Unisplendour Corp. Ltd.	Electronic Equipment, Instruments & Components	1,100	5,481
	Universal Scientific Industrial Shanghai Co. Ltd., A	Electronic Equipment, Instruments & Components	2,200	4,929
	Valiant Co. Ltd.	Chemicals	2,200	3,932
	Venustech Group Inc.	Software	1,100	5,742
a	Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	11,231	174,979
	Visual China Group Co. Ltd.	Internet & Direct Marketing Retail	1,100	2,409
	Walvax Biotechnology Co. Ltd.	Biotechnology	2,200	9,826
a	Wanda Film Holding Co. Ltd., A	Entertainment	3,300	7,333
	Wangsu Science & Technology Co. Ltd.	IT Services	3,300	3,631
	Wanhua Chemical Group Co. Ltd., A	Chemicals	3,300	19,204
	Wanxiang Qianchao Co. Ltd.	Auto Components	6,600	4,749
a	Weibo Corp., ADR	Interactive Media & Services	1,342	44,434
	Weichai Power Co. Ltd., A	Machinery	11,000	18,560
	Weichai Power Co. Ltd., H	Machinery	44,000	70,846
	Weifu High-Technology Co. Ltd., B	Auto Components	4,400	6,806
	Wens Foodstuffs Group Co. Ltd.	Food Products	2,200	10,025
	Western Securities Co. Ltd.	Capital Markets	4,400	5,134
	Westone Information Industry Inc.	Electronic Equipment, Instruments & Components	2,200	6,977
	Will Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	500	10,997
a	Wingtech Technology Co. Ltd., A	Electronic Equipment, Instruments & Components	1,100	15,752
	Winning Health Technology Group Co. Ltd.	Health Care Technology	2,200	6,509
	Wolong Electric Group Co. Ltd., A	Electrical Equipment	2,200	3,203
	Wonders Information Co. Ltd.	IT Services	2,200	6,186
	Wuchan Zhongda Group Co. Ltd., A	Distributors	6,600	4,469
	Wuhan Guide Infrared Co. Ltd.	Electronic Equipment, Instruments & Components	1,100	5,238
	Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co. Ltd.	Entertainment	2,200	10,137
	Wuliangye Yibin Co. Ltd.	Beverages	4,400	71,510
	WUS Printed Circuit Kunshan Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	7,350
	WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	1,100	14,043
	WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	3,300	40,617
a	Wuxi Biologics Cayman Inc.	Life Sciences Tools & Services	19,000	246,358
	Wuxi Lead Intelligent Equipment Co. Ltd.	Electronic Equipment, Instruments & Components	1,100	5,813
	XCMG Construction Machinery Co. Ltd.	Machinery	9,900	7,053
	Xiamen C & D Inc., A	Trading Companies & Distributors	4,400	4,749
	Xiamen Meiya Pico Information Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	6,310
	Xiamen Tungsten Co. Ltd., A	Metals & Mining	2,200	3,517
a	Xiaomi Corp., B	Technology Hardware, Storage & Peripherals	277,200	373,372
	Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	9,900	4,218
	Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	11,000	7,082
	Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	22,000	19,159
	Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	3,300	2,281
	Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	7,700	3,737
	Xuji Electric Co. Ltd.	Electrical Equipment	2,200	4,063
	Yango Group Co. Ltd.	Real Estate Management & Development	5,500	5,424
b	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	5,500	9,977
	Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	4,400	6,965
	Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	44,000	34,515
	Yealink Network Technology Corp. Ltd.	Communications Equipment	400	4,603
	Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	2,200	5,059
	Yihai International Holding Ltd.	Food Products	11,000	83,306
	Yintai Gold Co. Ltd.	Metals & Mining	2,200	4,479
	Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	14,300	20,659
	Yonyou Network Technology Co. Ltd., A	Software	3,300	18,837
	Yotrio Group Co. Ltd.	Leisure Equipment & Products	4,400	2,166

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	China (continued)
	Youngor Group Co. Ltd., A	Real Estate Management & Development	8,800	$7,908
a	Youzu Interactive Co. Ltd.	Entertainment	1,100	2,916
	YTO Express Group Co. Ltd., A	Air Freight & Logistics	2,200	3,591
	Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	1,100	2,812
	Yuexiu Property Co. Ltd.	Real Estate Management & Development	154,000	27,816
	Yunda Holding Co. Ltd.	Air Freight & Logistics	1,100	4,781
a	Yunnan Aluminium Co. Ltd.	Metals & Mining	4,400	2,402
	Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	1,100	13,276
a	Yunnan Copper Co. Ltd.	Metals & Mining	3,300	4,535
	Yunnan Energy New Material Co. Ltd.	Containers & Packaging	1,100	6,595
a	Yunnan Tin Co. Ltd.	Metals & Mining	2,200	2,564
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,100	19,290
	Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	27,500	27,603
	Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	2,200	7,340
	Zhejiang Conba Pharmaceutical Co. Ltd., A	Pharmaceuticals	6,600	4,795
	Zhejiang Crystal-Optech Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	4,128
	Zhejiang Dahua Technology Co. Ltd.	Electronic Equipment, Instruments & Components	3,300	7,528
	Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	44,000	30,654
	Zhejiang Hailiang Co. Ltd.	Metals & Mining	2,200	2,806
	Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	2,200	2,064
a	Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	2,200	7,977
	Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	1,100	4,564
	Zhejiang Juhua Co. Ltd., A	Chemicals	4,400	4,209
	Zhejiang Longsheng Group Co. Ltd., A	Chemicals	4,400	7,393
	Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	1,100	2,910
	Zhejiang NHU Co. Ltd.	Pharmaceuticals	2,200	8,473
	Zhejiang Runtu Co. Ltd.	Chemicals	2,200	2,980
	Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	3,300	7,482
	Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	2,200	4,047
	Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	1,100	1,105
	Zhejiang Supor Co. Ltd.	Household Durables	400	3,901
	Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	4,400	4,097
	Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	2,200	3,433
	Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	3,300	3,226
	Zhejiang Yongtai Technology Co. Ltd.	Chemicals	2,200	3,597
	Zhengzhou Yutong Bus Co. Ltd., A	Machinery	2,200	4,249
	Zheshang Securities Co. Ltd., A	Capital Markets	3,300	4,660
a,b	ZhongAn Online P&C Insurance Co. Ltd., Reg S	Insurance	8,800	29,065
	Zhongjin Gold Corp. Ltd., A	Metals & Mining	4,400	5,009
	Zhongsheng Group Holdings Ltd.	Specialty Retail	16,500	57,690
	Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	13,200	39,084
	Zijin Mining Group Co. Ltd., A	Metals & Mining	22,000	11,453
	Zijin Mining Group Co. Ltd., H	Metals & Mining	154,000	58,016
	Zoomlion Heavy Industry Science and Technology Co. Ltd., H	Machinery	39,600	28,815
a	ZTE Corp.	Communications Equipment	4,400	26,568
a	ZTE Corp., H	Communications Equipment	19,800	61,437
a	ZTO Express Cayman Inc., ADR	Air Freight & Logistics	10,021	265,356

				48,469,807

	Hong Kong 0.6%
a	Alibaba Pictures Group Ltd.	Entertainment	330,000	42,575
	Kingboard Laminates Holdings Ltd.	Chemicals	27,500	25,439
	Sino Biopharmaceutical Ltd.	Pharmaceuticals	165,000	217,562

				285,576

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE China ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Singapore 0.1%
	Yangzijiang Shipbuilding Holdings Ltd.	Machinery	56,100	$32,702
	Yanlord Land Group Ltd.	Real Estate Management & Development	17,600	12,176

				44,878

	Total Investments before Short Term Investments (Cost $51,152,443) 100.0%			48,800,261

	Short Term Investments 0.0%†
	Investments from Cash Collateral Received for Loaned Securities 0.0%†
	United States 0.0%†
[f,g]	Institutional Fiduciary Trust Portfolio, 0.32%	Money Market Funds	29,400	29,400

	Total Investments (Cost $51,181,843) 100.0%			48,829,661
	Other Assets, less Liabilities 0.0%†			(22,542)

	Net Assets 100.0%			$48,807,119

See abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $1,864,133, representing 3.8% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $608,562, representing 1.2% of net assets.

dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

eA portion or all of the security is on loan at March 31, 2020 Note 1(d).

fSee Note 3(c) regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

200	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe ETF

	Year Ended March 31,

	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.24	$24.98	$25.05

Income from investment operations[b]:

Net investment income[c]	0.76	0.86	0.24

Net realized and unrealized gains (losses)	(4.21)	(1.79)	(0.30)

Total from investment operations	(3.45)	(0.93)	(0.06)

Less distributions from net investment income	(0.76)	(0.81)	(0.01)

Net asset value, end of year	$19.03	$23.24	$24.98

Total return[d]	(15.44)%	(3.69)%	(0.26)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%

Expenses net waiver and payments by affiliates	0.09%	—%	—%

Net investment income	3.23%	3.61%	2.35%

Supplemental data

Net assets, end of year (000’s)	$91,356	$74,359	$104,911

Portfolio turnover rate[f]	4.47% [g]	5.81%	0.96%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 4.47%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	201

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Europe ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 98.6%
	Australia 0.7%
	Rio Tinto PLC	Metals & Mining	13,656	$629,645

	Austria 0.3%
	Andritz AG	Machinery	888	27,847
	Erste Group Bank AG	Banks	3,600	66,697
	OMV AG	Oil, Gas & Consumable Fuels	1,776	49,030
	Raiffeisen Bank International AG	Banks	1,632	23,951
	Telekom Austria AG	Diversified Telecommunication Services	1,728	12,040
	Verbund AG	Electric Utilities	816	29,565
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	504	9,478
	Voestalpine AG	Metals & Mining	1,416	28,798

				247,406

	Belgium 1.5%
	Ackermans & van Haaren NV	Diversified Financial Services	288	37,510
	Ageas	Insurance	2,256	93,842
	Anheuser-Busch InBev SA/NV	Beverages	9,600	426,295
	Colruyt SA	Food & Staples Retailing	672	36,329
	Elia Group SA/NV	Electric Utilities	456	44,581
a	Galapagos NV	Biotechnology	624	123,928
	Groupe Bruxelles Lambert SA	Diversified Financial Services	960	75,442
	KBC Groep NV	Banks	3,408	157,131
	Proximus SADP	Diversified Telecommunication Services	1,752	40,120
	Sofina SA	Diversified Financial Services	192	39,143
	Solvay SA	Chemicals	864	62,930
	Telenet Group Holding NV	Media	528	15,897
	UCB SA	Pharmaceuticals	1,512	131,065
	Umicore SA	Chemicals	2,544	88,906

				1,373,119

	China 0.4%
a	Prosus NV	Internet & Direct Marketing Retail	5,352	370,847

	Denmark 3.4%
	A.P. Moeller-Maersk AS, A	Marine	48	39,772
	A.P. Moeller-Maersk AS, B	Marine	72	64,496
	Ambu AS, B	Health Care Equipment & Supplies	2,088	50,720
	Carlsberg AS, B	Beverages	1,296	146,698
	Chr. Hansen Holding AS	Chemicals	1,272	95,164
	Coloplast AS, B	Health Care Equipment & Supplies	1,656	240,238
	Danske Bank AS	Banks	8,448	95,526
	DSV Panalpina A/S	Air Freight & Logistics	2,568	233,434
a	Genmab AS	Biotechnology	720	145,783
	GN Store Nord AS	Health Care Equipment & Supplies	1,680	75,048
	H. Lundbeck AS	Pharmaceuticals	744	22,077
	ISS AS	Commercial Services & Supplies	2,400	32,989
	Novo Nordisk AS, B	Pharmaceuticals	20,568	1,237,413
	Novozymes AS	Chemicals	2,568	116,792
	Orsted AS	Electric Utilities	2,352	230,469
	Pandora AS	Textiles, Apparel & Luxury Goods	1,104	35,859
	Rockwool International AS, B	Building Products	72	13,022
	Tryg AS	Insurance	1,512	37,195
	Vestas Wind Systems AS	Electrical Equipment	2,424	196,962
a	William Demant Holding AS	Health Care Equipment & Supplies	1,344	29,762

				3,139,419

	Finland 2.0%
	Elisa OYJ	Diversified Telecommunication Services	1,752	108,576
b	Fortum OYJ, Reg S	Electric Utilities	5,424	79,601

202	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Finland (continued)
	Huhtamaki OYJ	Containers & Packaging		1,176	$37,653
	Kesko OYJ	Food & Staples Retailing		840	47,559
	Kone OYJ, B	Machinery		4,872	275,950
	Metso OYJ	Machinery		1,320	31,459
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		5,184	175,479
	Nokia OYJ, A	Communications Equipment		69,864	219,933
	Nokian Renkaat OYJ	Auto Components		1,680	40,683
	Nordea Bank Abp	Banks		40,034	225,479
	Orion OYJ	Pharmaceuticals		1,272	52,032
	Sampo OYJ, A	Insurance		6,096	178,057
	Stora Enso OYJ, R	Paper & Forest Products		7,176	72,802
	UPM-Kymmene OYJ	Paper & Forest Products		6,648	183,020
	Wartsila OYJ ABP	Machinery		6,120	44,924

					1,773,207

	France 16.1%
	Accor SA	Hotels, Restaurants & Leisure		2,424	66,493
a	Adevinta ASA, B	Interactive Media & Services		2,880	25,534
	Aeroports de Paris SA	Transportation Infrastructure		360	34,544
a	Air France-KLM	Airlines		2,400	13,425
	Air Liquide SA	Chemicals		5,760	737,247
	Airbus SE	Aerospace & Defense		6,864	446,921
c	ALD SA, 144A	Road & Rail		1,080	9,480
	Alstom SA	Machinery		2,328	97,425
	Amundi SA	Capital Markets		696	41,125
	ArcelorMittal SA	Metals & Mining		7,632	72,529
	Arkema SA	Chemicals		888	61,385
	Atos SE	IT Services		1,176	79,667
	AXA SA	Insurance		23,976	415,346
	Biomerieux	Health Care Equipment & Supplies		504	56,739
	BNP Paribas SA	Banks		13,488	407,140
	Bollore	Entertainment		12,672	34,900
	Bouygues SA	Construction & Engineering		2,688	78,808
	Bureau Veritas SA	Professional Services		3,408	64,730
	Capgemini SE	IT Services		2,016	170,328
	Carrefour SA	Food & Staples Retailing		7,224	114,261
	Casino Guichard-Perrachon SA	Food & Staples Retailing		696	26,813
	Cie Generale des Etablissements Michelin SCA	Auto Components		2,208	196,386
	CNP Assurances	Insurance		2,016	19,732
	Compagnie de Saint-Gobain	Building Products		6,048	147,091
	Covivio	Equity Real Estate Investment Trusts (REITs	)	552	31,102
	Credit Agricole SA	Banks		14,184	104,119
	Danone SA	Food Products		7,392	475,622
	Dassault Aviation SA	Aerospace & Defense		24	19,724
	Dassault Systemes	Software		1,632	241,746
	Edenred	IT Services		3,048	127,389
	EDF SA	Electric Utilities		6,443	50,802
	Eiffage SA	Construction & Engineering		936	66,243
	Elis SA	Commercial Services & Supplies		2,640	25,028
	Engie SA	Multi-Utilities		20,616	212,908
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		3,648	393,392
	Eurazeo SE	Diversified Financial Services		558	25,176
	Eutelsat Communications SA	Media		2,328	24,333
	Faurecia SE	Auto Components		936	28,038
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	648	85,820
	Getlink SE	Transportation Infrastructure		5,688	68,590
	Hermes International	Textiles, Apparel & Luxury Goods		384	264,941

franklintempleton.com	Annual Report	203

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	ICADE	Equity Real Estate Investment Trusts (REITs	)	384	$30,400
	Iliad SA	Diversified Telecommunication Services		192	26,050
	Imerys SA	Construction Materials		480	12,072
	Ingenico Group SA	Electronic Equipment, Instruments & Components		756	80,414
	Ipsen SA	Pharmaceuticals		432	22,364
	JCDecaux SA	Media		912	16,511
	Kering SA	Textiles, Apparel & Luxury Goods		912	476,229
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	2,400	46,269
	L’Oreal SA	Personal Products		3,000	786,399
	Legrand SA	Electrical Equipment		3,288	210,982
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		3,096	1,149,744
	Natixis SA	Capital Markets		10,488	34,144
	Orange SA	Diversified Telecommunication Services		23,856	291,470
	Orpea	Health Care Providers & Services		624	65,216
	Pernod Ricard SA	Beverages		2,616	371,574
	Peugeot SA	Automobiles		6,672	89,058
	Plastic Omnium SA	Auto Components		672	9,449
	Publicis Groupe	Media		2,736	78,414
	Remy Cointreau SA	Beverages		312	34,114
	Renault SA	Automobiles		2,304	44,767
	Rexel SA	Trading Companies & Distributors		3,792	28,210
	Rubis SCA	Gas Utilities		1,157	48,318
	Safran SA	Aerospace & Defense		3,984	350,328
	Sanofi	Pharmaceuticals		13,464	1,183,939
	Sartorius Stedim Biotech	Life Sciences Tools & Services		288	57,829
	Schneider Electric SE	Electrical Equipment		6,504	560,787
	SCOR SE	Insurance		1,920	42,303
	SEB SA	Household Durables		336	41,845
	Societe Generale SA	Banks		9,576	161,266
	Sodexo SA	Hotels, Restaurants & Leisure		1,080	73,045
	Suez	Multi-Utilities		4,560	46,412
	Teleperformance	Professional Services		720	149,946
	Thales SA	Aerospace & Defense		1,296	108,615
	Total SA	Oil, Gas & Consumable Fuels		29,688	1,152,835
a	Ubisoft Entertainment SA	Entertainment		1,128	83,149
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	1,680	95,045
	Valeo SA	Auto Components		3,000	50,199
	Veolia Environnement SA	Multi-Utilities		6,288	134,368
	Vinci SA	Construction & Engineering		5,784	478,526
	Vivendi SA	Entertainment		10,080	215,952
	Wendel SA	Diversified Financial Services		336	26,840
a,b	Worldline SA, Reg S	IT Services		1,608	94,747

					14,723,166

	Germany 12.6%
	1&1 Drillisch AG	Wireless Telecommunication Services		600	12,509
	Adidas AG	Textiles, Apparel & Luxury Goods		2,400	542,217
	Allianz SE	Insurance		5,136	884,094
	Aroundtown SA	Real Estate Management & Development		14,904	74,474
	BASF SE	Chemicals		11,304	535,141
	Bayer AG	Pharmaceuticals		12,240	709,794
	Bayerische Motoren Werke AG	Automobiles		4,008	207,201
	Bechtle AG	IT Services		336	43,098
	Beiersdorf AG	Personal Products		1,248	126,749
	Brenntag AG	Trading Companies & Distributors		1,944	72,161
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies		456	44,206
	Commerzbank AG	Banks		13,104	47,571

204	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Continental AG	Auto Components	1,344	$96,755
	Covestro AG	Chemicals	2,088	63,852
	CTS Eventim AG & Co. KGaA	Entertainment	744	33,618
	Daimler AG	Automobiles	10,008	302,205
a	Delivery Hero SE	Internet & Direct Marketing Retail	1,752	130,645
	Deutsche Bank AG	Capital Markets	25,440	166,619
	Deutsche Boerse AG	Capital Markets	2,280	312,716
	Deutsche Lufthansa AG	Airlines	2,856	26,831
	Deutsche Post AG	Air Freight & Logistics	12,216	332,084
	Deutsche Telekom AG	Diversified Telecommunication Services	40,248	521,732
	Deutsche Wohnen AG	Real Estate Management & Development	4,464	170,014
c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	432	10,684
	E.ON SE	Multi-Utilities	27,000	279,697
	Evonik Industries AG	Chemicals	2,352	49,215
	Fielmann AG	Specialty Retail	360	20,995
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	432	17,491
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,616	172,799
	Fresenius SE and Co. KGaA	Health Care Providers & Services	5,064	188,531
	Fuchs Petrolub SE	Chemicals	480	15,379
	GEA Group AG	Machinery	2,112	43,393
	Grenkeleasing AG	Consumer Finance	336	19,816
	Hannover Rueck SE	Insurance	744	106,942
	Hapag-Lloyd AG	Marine	336	26,250
	HeidelbergCement AG	Construction Materials	1,872	80,293
	Hella GmbH & Co. KGaA	Auto Components	552	16,087
	Henkel AG & Co. KGaA	Household Products	1,272	94,001
	Hochtief AG	Construction & Engineering	240	15,932
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	840	21,300
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	15,528	228,822
	KION Group AG	Machinery	888	38,429
	Knorr-Bremse AG	Machinery	600	53,221
	Lanxess AG	Chemicals	1,056	42,200
	LEG Immobilien AG	Real Estate Management & Development	864	97,362
	Merck KGaA	Pharmaceuticals	1,608	165,181
	METRO AG	Food & Staples Retailing	2,136	18,440
	MTU Aero Engines AG	Aerospace & Defense	648	94,814
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	1,800	363,607
	Nemetschek AG	Software	672	33,387
a	Osram Licht AG	Electrical Equipment	912	32,523
	ProSiebenSat.1 Media SE	Media	2,352	18,659
	Puma SE	Textiles, Apparel & Luxury Goods	984	58,735
	Rational AG	Machinery	48	25,481
	Rheinmetall AG	Industrial Conglomerates	552	38,800
a,c	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	744	15,037
	RWE AG	Multi-Utilities	7,128	187,396
	SAP SE	Software	12,048	1,358,982
b	Scout24 AG, Reg S	Interactive Media & Services	1,320	79,298
	Siemens AG	Industrial Conglomerates	9,432	801,758
	Siemens Healthineers AG	Health Care Equipment & Supplies	1,608	63,597
	Suedzucker AG	Food Products	984	14,112
	Symrise AG	Chemicals	1,560	145,495
a	Talanx AG	Insurance	504	17,121
a	TeamViewer AG	Software	1,224	48,873
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	8,424	20,881
a	thyssenkrupp AG	Metals & Mining	5,856	30,637

franklintempleton.com	Annual Report	205

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
a	Traton SE	Machinery	600	$8,387
	TUI AG	Hotels, Restaurants & Leisure	5,472	24,616
	Uniper SE	Independent Power and Renewable Electricity Producers	2,400	59,225
	United Internet AG	Diversified Telecommunication Services	1,368	40,333
a	Varta AG	Electrical Equipment	192	13,841
	Volkswagen AG	Automobiles	408	54,348
	Vonovia SE	Real Estate Management & Development	6,768	333,139
	Wacker Chemie AG	Chemicals	192	9,588
	Wirecard AG	IT Services	1,416	162,595
a	Zalando SE	Internet & Direct Marketing Retail	1,872	71,871

				11,505,882

	Ireland 0.9%
a	AIB Group PLC	Banks	9,456	10,604
	Bank of Ireland Group PLC	Banks	11,664	22,064
	CRH PLC	Construction Materials	9,912	270,143
	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	936	84,584
	Glanbia PLC	Food Products	2,448	26,512
	Kerry Group	Food Products	1,824	210,546
	Kingspan Group PLC	Building Products	1,872	100,032
	Smurfit Kappa Group PLC	Containers & Packaging	2,976	84,503

				808,988

	Italy 3.6%
	A2A SpA	Multi-Utilities	19,392	24,108
	Amplifon SpA	Health Care Providers & Services	1,440	29,578
	Assicurazioni Generali SpA	Insurance	15,984	217,652
	Atlantia SpA	Transportation Infrastructure	6,096	76,453
	Banca Mediolanum SpA	Diversified Financial Services	3,624	18,490
a	Banco BPM SpA	Banks	19,056	25,091
	Buzzi Unicem SpA	Construction Materials	888	16,243
	Buzzi Unicem SpA, di Risp	Construction Materials	528	4,953
	Davide Campari-Milano SpA	Beverages	6,792	48,814
	DiaSorin SpA	Health Care Equipment & Supplies	288	38,142
	Enel SpA	Electric Utilities	96,720	672,733
	Eni SpA	Oil, Gas & Consumable Fuels	31,152	315,154
	Ferrari NV	Automobiles	1,536	238,565
	FinecoBank Banca Fineco SpA	Banks	7,440	67,676
	Hera SpA	Multi-Utilities	9,864	35,371
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	3,096	33,563
	Intesa Sanpaolo SpA	Banks	186,504	304,589
	Italgas Reti SpA	Gas Utilities	6,072	33,239
	Leonardo SpA	Aerospace & Defense	4,872	32,460
a	Mediaset SpA	Media	4,368	9,298
	Mediobanca Banca di Credito Finanziario SpA	Banks	9,720	53,625
	Moncler SpA	Textiles, Apparel & Luxury Goods	2,424	88,543
a	Nexi SpA	IT Services	3,768	49,026
	Pirelli & C SpA	Auto Components	5,496	19,690
b	Poste Italiane SpA, Reg S	Insurance	5,544	46,962
	Prysmian SpA	Electrical Equipment	3,144	50,366
	Recordati SpA	Pharmaceuticals	1,200	50,746
a	Saipem SpA	Energy Equipment & Services	7,176	17,638
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	936	12,427
	Snam SpA	Gas Utilities	28,176	129,971
a	Telecom Italia SpA/Milano	Diversified Telecommunication Services	132,024	53,947
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	75,792	29,980

206	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	Tenaris SA	Energy Equipment & Services	5,880	$36,001
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	17,736	112,289
	UniCredit SpA	Banks	27,888	218,699
	Unione di Banche Italiane SpA	Banks	12,096	31,947
	UnipolSai Assicurazioni SpA	Insurance	7,416	18,227

				3,262,256

	Kazakhstan 0.0%†
	KAZ Minerals PLC	Metals & Mining	2,952	12,855

	Luxembourg 0.1%
	Eurofins Scientific SE	Life Sciences Tools & Services	144	71,260
	RTL Group SA	Media	504	16,989
	SES SA, IDR	Media	4,416	25,913

				114,162

	Netherlands 5.1%
	Aalberts NV	Machinery	1,200	28,493
	ABN AMRO Bank NV, GDR	Banks	5,208	42,767
a	Adyen NV	IT Services	336	284,102
	Aegon NV	Insurance	22,033	55,943
	Akzo Nobel NV	Chemicals	2,424	159,611
a	Altice Europe NV, A	Media	6,792	26,315
a	Altice Europe NV, B	Media	528	2,060
a	Argenx SE	Biotechnology	528	71,260
	ASM International NV	Semiconductors & Semiconductor Equipment	600	60,134
	ASML Holding NV	Semiconductors & Semiconductor Equipment	4,992	1,328,013
	ASR Nederland NV	Insurance	1,680	42,324
	Boskalis Westminster	Construction & Engineering	1,056	19,055
b	Euronext NV, Reg S	Capital Markets	792	58,920
	EXOR NV	Diversified Financial Services	1,296	66,836
	Grandvision NV	Specialty Retail	624	17,076
	Heineken Holding NV	Beverages	1,344	103,008
	Heineken NV	Beverages	2,928	244,683
	ING Groep NV	Banks	48,600	254,980
a,b,c	Just Eat Takeaway, 144A, Reg S	Internet & Direct Marketing Retail	1,344	100,989
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	13,560	316,693
	Koninklijke DSM NV	Chemicals	2,184	248,027
	Koninklijke KPN NV	Diversified Telecommunication Services	41,424	98,905
	Koninklijke Philips NV	Health Care Equipment & Supplies	11,112	450,091
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	792	41,209
	NN Group NV	Insurance	4,104	110,777
a	OCI NV	Chemicals	1,200	14,431
a	QIAGEN NV	Life Sciences Tools & Services	2,784	111,834
	Randstad NV	Professional Services	1,392	49,135
	Signify NV	Electrical Equipment	1,536	29,814
	Wolters Kluwer NV	Professional Services	3,264	229,856

				4,667,341

	Norway 0.9%
	Aker ASA	Diversified Financial Services	312	7,000
	Aker BP ASA	Oil, Gas & Consumable Fuels	1,392	17,577
	DNB ASA	Banks	12,960	144,089
	Equinor ASA	Oil, Gas & Consumable Fuels	12,216	152,569
	Gjensidige Forsikring ASA	Insurance	2,088	35,403
	Leroy Seafood Group ASA	Food Products	3,168	15,428
	Mowi ASA	Food Products	5,280	79,771

franklintempleton.com	Annual Report	207

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
	Norsk Hydro ASA	Metals & Mining	16,752	$36,085
	Orkla ASA	Food Products	9,432	79,958
	Salmar ASA	Food Products	648	21,438
	Schibsted ASA, A	Media	1,008	19,078
	Schibsted ASA, B	Media	1,200	21,278
	Telenor ASA	Diversified Telecommunication Services	8,016	115,954
	Yara International ASA	Chemicals	2,184	68,488

				814,116

	Poland 0.4%
	Bank Pekao SA	Banks	1,968	26,600
	CD Projekt SA	Entertainment	768	53,456
	Cyfrowy Polsat SA	Media	3,504	20,095
a	Dino Polska SA	Food & Staples Retailing	600	23,417
	Grupa Lotos SA	Oil, Gas & Consumable Fuels	1,248	15,582
a	KGHM Polska Miedz SA	Metals & Mining	1,728	24,887
	LPP SA	Textiles, Apparel & Luxury Goods	7	8,814
a	mBank SA	Banks	216	11,535
a	PGE Polska Grupa Energetyczna SA	Electric Utilities	9,144	8,381
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	3,936	52,783
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	21,240	17,591
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	10,704	58,294
	Powszechny Zaklad Ubezpieczen SA	Insurance	7,080	53,405
	Santander Bank Polska SA	Banks	336	14,036

				388,876

	Portugal 0.3%
	EDP- Energias de Portugal SA	Electric Utilities	31,632	126,963
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	6,456	73,637
	Jeronimo Martins SGPS SA	Food & Staples Retailing	2,952	53,250

				253,850

	Russia 0.1%
	Evraz PLC	Metals & Mining	6,840	19,643
	Polymetal International PLC	Metals & Mining	4,200	71,841

				91,484

	South Africa 0.0%†
	Investec PLC	Capital Markets	8,448	15,912

	Spain 4.1%
	Acciona SA	Electric Utilities	264	28,200
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	3,017	58,975
	Aena SME SA	Transportation Infrastructure	888	96,968
	Amadeus IT Group SA, A	IT Services	5,064	240,040
	Banco Bilbao Vizcaya Argentaria SA	Banks	82,416	263,651
	Banco de Sabadell SA	Banks	68,280	35,138
	Banco Santander SA	Banks	204,336	497,293
	Bankia SA	Banks	15,408	17,211
	Bankinter SA	Banks	8,616	31,614
	CaixaBank SA	Banks	45,168	84,253
	Cellnex Telecom SA	Diversified Telecommunication Services	3,367	153,135
	Corporacion Mapfre SA	Insurance	12,408	21,191
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers	1,920	23,132
	Enagas SA	Gas Utilities	3,048	60,517

208	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Endesa SA	Electric Utilities		3,984	$85,112
	Ferrovial SA	Construction & Engineering		5,904	141,677
	Grifols SA	Biotechnology		4,152	141,229
	Iberdrola SA	Electric Utilities		73,800	727,498
	Industria de Diseno Textil SA	Specialty Retail		13,152	341,438
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	4,008	37,975
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	4,200	31,660
	Naturgy Energy Group SA	Gas Utilities		3,648	64,505
	Red Electrica Corp. SA	Electric Utilities		5,304	95,241
	Repsol SA	Oil, Gas & Consumable Fuels		17,040	155,785
	Siemens Gamesa Renewable Energy SA	Electrical Equipment		2,808	42,303
	Telefonica SA	Diversified Telecommunication Services		56,544	258,936
	Zardoya Otis SA	Machinery		2,232	15,062

					3,749,739

	Sweden 4.5%
	Alfa Laval AB	Machinery		3,936	68,429
	Assa Abloy AB, B	Building Products		11,472	217,336
	Atlas Copco AB	Machinery		4,680	138,402
	Atlas Copco AB, A	Machinery		7,848	264,486
	Boliden AB	Metals & Mining		3,432	62,802
	Castellum AB	Real Estate Management & Development		3,336	56,567
	Electrolux AB, B	Household Durables		2,976	37,186
a	Electrolux Professional AB, B	Machinery		2,976	8,561
	Elekta AB, B	Health Care Equipment & Supplies		4,536	37,633
	Epiroc AB, A	Machinery		7,848	77,991
	Epiroc AB, B	Machinery		4,752	47,205
a	EQT AB	Capital Markets		2,520	30,140
	Ericsson, B	Communications Equipment		37,056	303,174
	Essity AB, B	Household Products		7,536	232,750
a	Fastighets AB Balder, B	Real Estate Management & Development		1,248	44,969
	Hennes & Mauritz AB, B	Specialty Retail		10,896	140,768
	Hexagon AB, B	Electronic Equipment, Instruments & Components		3,168	135,575
	Hufvudstaden AB, A	Real Estate Management & Development		1,344	18,408
	Husqvarna AB, B	Household Durables		5,160	26,009
	ICA Gruppen AB	Food & Staples Retailing		984	41,505
	Industrivarden AB, A	Diversified Financial Services		2,928	57,214
	Industrivarden AB, C	Diversified Financial Services		1,776	34,757
	Investment AB Latour, B	Industrial Conglomerates		1,512	21,609
	Investor AB, A	Diversified Financial Services		1,680	76,474
	Investor AB, B	Diversified Financial Services		5,616	259,099
	Kinnevik AB, B	Diversified Financial Services		2,952	49,192
	L E Lundbergforetagen AB, B	Diversified Financial Services		912	37,483
	Lundin Petroleum AB	Oil, Gas & Consumable Fuels		2,160	41,531
	Nibe Industrier AB	Building Products		3,792	55,343
	Saab AB, B	Aerospace & Defense		1,152	22,202
	Sandvik AB	Machinery		13,344	190,240
	Securitas AB, B	Commercial Services & Supplies		3,840	41,645
	Skandinaviska Enskilda Banken AB, A	Banks		17,928	121,562
	Skandinaviska Enskilda Banken AB, C	Banks		264	2,017
a	Skanska AB, B	Construction & Engineering		4,464	68,237
	SKF AB, B	Machinery		4,776	65,896
	Svenska Cellulosa AB, A	Paper & Forest Products		144	1,453
	Svenska Cellulosa AB, B	Paper & Forest Products		7,440	75,431
a	Svenska Handelsbanken AB, A	Banks		18,432	154,671
	Svenska Handelsbanken AB, B	Banks		456	4,147
	Swedbank AB, A	Banks		12,408	138,824

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
	Swedish Match AB	Tobacco	2,040	$116,952
a	Swedish Orphan Biovitrum AB	Biotechnology	2,232	38,072
	Tele2 AB, B	Wireless Telecommunication Services	6,696	90,157
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	456	3,728
	Telia Co. AB	Diversified Telecommunication Services	32,688	117,783
	Trelleborg AB, B	Machinery	3,048	33,025
	Volvo AB, B	Machinery	18,672	225,209

				4,133,849

	Switzerland 17.2%
	ABB Ltd.	Electrical Equipment	22,272	391,438
	Adecco Group AG	Professional Services	1,944	76,631
a	Alcon Inc.	Health Care Equipment & Supplies	5,712	291,223
	Baloise Holding AG	Insurance	576	75,546
	Banque Cantonale Vaudoise	Banks	24	19,695
	Barry Callebaut AG	Food Products	31	62,157
	Chocoladefabriken Lindt & Spruengli AG	Food Products	24	202,284
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	6,360	348,779
	Clariant AG	Chemicals	2,520	42,362
	Coca-Cola HBC AG	Beverages	2,448	52,725
	Credit Suisse Group AG	Capital Markets	30,456	251,820
	DKSH Holding AG	Professional Services	456	22,632
	Dufry AG	Specialty Retail	360	11,192
	EMS-Chemie Holding AG	Chemicals	96	60,375
	Flughafen Zurich AG	Transportation Infrastructure	240	27,037
	Geberit AG	Building Products	432	190,204
	Georg Fischer AG	Machinery	48	33,189
	Givaudan AG	Chemicals	120	371,454
	Glencore PLC	Metals & Mining	135,048	207,307
	Helvetia Holding AG	Insurance	408	35,126
	Julius Baer Group Ltd.	Capital Markets	2,712	92,582
	Kuehne + Nagel International AG	Marine	624	85,679
	LafargeHolcim Ltd., B	Construction Materials	6,312	230,678
	Logitech International SA	Technology Hardware, Storage & Peripherals	1,824	78,876
	Lonza Group AG	Life Sciences Tools & Services	912	379,108
	Nestle SA	Food Products	36,000	3,700,274
	Novartis AG	Pharmaceuticals	26,520	2,188,643
	OC Oerlikon Corp. AG	Machinery	2,520	20,211
	Pargesa Holding SA, B	Diversified Financial Services	480	31,825
	Partners Group Holding AG	Capital Markets	216	149,484
	PSP Swiss Property AG	Real Estate Management & Development	480	59,879
	Roche Holding AG	Pharmaceuticals	336	107,723
	Roche Holding AG	Pharmaceuticals	8,640	2,804,395
	Schindler Holding AG	Machinery	240	50,701
	Schindler Holding AG, PC	Machinery	504	110,640
	SGS SA	Professional Services	72	166,838
	Sika AG	Chemicals	1,704	281,696
	Sonova Holding AG	Health Care Equipment & Supplies	672	121,127
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	7,872	171,671
	Straumann Holding AG	Health Care Equipment & Supplies	120	89,471
	Sulzer AG	Machinery	216	13,640
	Swatch Group AG	Textiles, Apparel & Luxury Goods	336	67,179
	Swatch Group AG	Textiles, Apparel & Luxury Goods	624	24,559
	Swiss Life Holding AG	Insurance	408	138,903
	Swiss Prime Site AG	Real Estate Management & Development	960	94,011
	Swiss Re AG	Insurance	3,456	266,321
	Swisscom AG	Diversified Telecommunication Services	312	167,746

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STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Switzerland (continued)
Temenos AG	Software		744	$97,580
UBS Group AG	Capital Markets		42,192	394,469
Vifor Pharma AG	Pharmaceuticals		552	76,306
Zurich Insurance Group AG	Insurance		1,848	655,887

				15,691,278

United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services		1,159	1,604

United Kingdom 24.4%
3i Group PLC	Capital Markets		11,712	115,046
Admiral Group PLC	Insurance		2,544	70,344
Anglo American PLC	Metals & Mining		15,312	268,919
Antofagasta PLC	Metals & Mining		4,344	41,636
Ashmore Group PLC	Capital Markets		5,592	24,740
Ashtead Group PLC	Trading Companies & Distributors		5,592	122,416
Associated British Foods PLC	Food Products		4,368	98,248
AstraZeneca PLC	Pharmaceuticals		16,344	1,462,376
Auto Trader Group PLC	Interactive Media & Services		11,088	60,370
Avast PLC	Software		6,696	32,663
AVEVA Group PLC	Software		816	35,352
Aviva PLC	Insurance		48,648	161,962
B&M European Value Retail SA	Multiline Retail		10,032	34,307
Babcock International Group PLC	Commercial Services & Supplies		3,168	15,053
BAE Systems PLC	Aerospace & Defense		39,912	258,233
Barclays PLC	Banks		213,528	249,169
Barratt Developments PLC	Household Durables		12,504	68,374
Bellway PLC	Household Durables		1,608	42,987
BHP Group PLC	Metals & Mining		25,824	400,896
BP PLC	Oil, Gas & Consumable Fuels		248,184	1,059,227
British American Tobacco PLC	Tobacco		28,416	972,118
British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	11,544	48,124
BT Group PLC	Diversified Telecommunication Services		108,648	158,833
Bunzl PLC	Trading Companies & Distributors		4,224	85,346
Burberry Group PLC	Textiles, Apparel & Luxury Goods		5,040	82,773
Centrica PLC	Multi-Utilities		72,960	34,450
Cineworld Group PLC	Entertainment		12,072	7,429
CNH Industrial NV	Machinery		12,216	69,915
Compass Group PLC	Hotels, Restaurants & Leisure		19,704	308,820
ConvaTec Group PLC	Health Care Equipment & Supplies		18,432	42,624
Croda International PLC	Chemicals		1,512	80,092
DCC PLC	Industrial Conglomerates		1,224	77,403
Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	1,248	50,602
Diageo PLC	Beverages		28,704	920,575
Direct Line Insurance Group PLC	Insurance		17,280	63,401
DS Smith PLC	Containers & Packaging		15,768	53,845
easyJet PLC	Airlines		2,472	17,502
Experian PLC	Professional Services		11,280	314,839
Ferguson PLC	Trading Companies & Distributors		2,808	176,039
Fiat Chrysler Automobiles NV	Automobiles		13,704	98,821
Fresnillo PLC	Metals & Mining		2,328	19,248
G4S PLC	Commercial Services & Supplies		19,440	22,249
GlaxoSmithKline PLC	Pharmaceuticals		61,008	1,145,748
GVC Holdings PLC	Hotels, Restaurants & Leisure		7,320	50,919
Halma PLC	Electronic Equipment, Instruments & Components		4,752	113,190
Hargreaves Lansdown PLC	Capital Markets		3,768	64,756
Hikma Pharmaceuticals PLC	Pharmaceuticals		1,752	44,208

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Hiscox Ltd.	Insurance		3,528	$40,464
	HomeServe PLC	Commercial Services & Supplies		3,432	45,023
	Howden Joinery Group PLC	Trading Companies & Distributors		7,128	45,252
	HSBC Holdings PLC	Banks		252,264	1,420,870
	IMI PLC	Machinery		3,360	31,138
	Imperial Brands PLC	Tobacco		11,856	220,042
	Inchcape PLC	Distributors		4,896	26,299
	Informa PLC	Media		15,504	85,086
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		2,256	98,340
	Intermediate Capital Group PLC	Capital Markets		3,432	38,151
	International Consolidated Airlines Group SA	Airlines		5,640	15,043
	Intertek Group PLC	Professional Services		2,016	118,138
	ITV PLC	Media		46,800	38,311
	J Sainsbury PLC	Food & Staples Retailing		20,232	52,782
	JD Sports Fashion PLC	Specialty Retail		5,328	30,238
	John Wood Group PLC	Energy Equipment & Services		8,400	16,212
	Johnson Matthey PLC	Chemicals		2,376	52,971
	Kingfisher PLC	Specialty Retail		26,544	47,362
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	8,952	61,805
	Legal & General Group PLC	Insurance		73,704	177,158
	Lloyds Banking Group PLC	Banks		871,776	345,907
	London Stock Exchange Group PLC	Capital Markets		3,912	353,130
a	M&G PLC	Diversified Financial Services		32,856	45,873
	Marks & Spencer Group PLC	Multiline Retail		24,338	29,949
	Meggitt PLC	Aerospace & Defense		9,720	34,988
	Melrose Industries PLC	Electrical Equipment		59,880	67,937
	Micro Focus International PLC	Software		4,080	20,236
	Mondi PLC	Paper & Forest Products		6,120	104,797
	National Grid PLC	Multi-Utilities		43,296	508,181
	Next PLC	Multiline Retail		1,560	78,766
a	Ninety One PLC	Capital Markets		4,224	9,056
a	Ocado Group PLC	Internet & Direct Marketing Retail		5,688	86,045
	Pearson PLC	Media		9,552	65,450
	Pennon Group PLC	Water Utilities		5,232	70,421
	Persimmon PLC	Household Durables		3,984	94,674
	Phoenix Group Holdings PLC	Insurance		6,408	49,787
	Prudential PLC	Insurance		32,304	414,773
	Quilter PLC	Capital Markets		22,848	33,430
	Reckitt Benckiser Group PLC	Household Products		7,824	596,634
	RELX PLC	Professional Services		23,400	502,537
	Renishaw PLC	Electronic Equipment, Instruments & Components		432	16,948
	Rentokil Initial PLC	Commercial Services & Supplies		23,112	111,135
	Rightmove PLC	Interactive Media & Services		10,800	65,270
	Rolls-Royce Holdings PLC	Aerospace & Defense		21,504	90,817
	Royal Bank of Scotland Group PLC	Banks		56,424	78,988
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		51,528	906,630
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		46,536	784,636
	RSA Insurance Group PLC	Insurance		12,792	66,681
	Schroders PLC	Capital Markets		1,416	43,613
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	13,536	128,229
	Severn Trent PLC	Water Utilities		2,976	84,134
	Smith & Nephew PLC	Health Care Equipment & Supplies		10,896	193,808
	Smiths Group PLC	Industrial Conglomerates		4,968	75,522
	Spirax-Sarco Engineering PLC	Machinery		912	92,333
	SSE PLC	Electric Utilities		12,840	207,769
	St. James’s Place Capital PLC	Capital Markets		6,552	61,711

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Standard Chartered PLC	Banks	32,736	$180,955
	Standard Life Aberdeen PLC	Capital Markets	28,584	79,356
	Subsea 7 SA	Energy Equipment & Services	2,976	14,040
	Tate & Lyle PLC	Food Products	5,832	47,438
	Taylor Wimpey PLC	Household Durables	40,800	59,443
	TechnipFMC PLC	Energy Equipment & Services	5,736	39,450
	Tesco PLC	Food & Staples Retailing	120,408	341,598
	The Berkeley Group Holdings PLC	Household Durables	1,464	65,623
	The Sage Group PLC	Software	13,584	99,680
	Travis Perkins PLC	Trading Companies & Distributors	3,168	34,670
	Unilever NV	Personal Products	17,016	836,546
	Unilever PLC	Personal Products	13,560	685,243
	United Utilities Group PLC	Water Utilities	8,568	95,912
a	Virgin Money UK PLC	Banks	15,120	11,624
	Vodafone Group PLC	Wireless Telecommunication Services	333,984	467,960
	Weir Group PLC	Machinery	3,264	29,180
	Whitbread PLC	Hotels, Restaurants & Leisure	1,704	64,020
	William Morrison Supermarkets PLC	Food & Staples Retailing	27,864	61,499
	WPP PLC	Media	14,832	101,408

				22,243,312

	United States 0.0%†
	Carnival PLC	Hotels, Restaurants & Leisure	1,968	23,948

	Total Common Stocks and Other Equity Interests (Cost $112,999,923)			90,036,261

	Preferred Stocks 0.7%
	Germany 0.7%
d	Bayerische Motoren Werke AG, 8.989%, pfd.	Automobiles	720	30,937
d	Fuchs Petrolub SE, 2.939%, pfd.	Chemicals	816	28,938
d	Henkel AG & Co. KGaA, 2.527%, pfd.	Household Products	2,208	177,344
d	Porsche Automobil Holding SE, 5.714%, pfd.	Automobiles	1,896	80,469
d	Sartorius AG, 0.279%, pfd.	Health Care Equipment & Supplies	432	105,326
d	Volkswagen AG, 4.549%, pfd.	Automobiles	2,256	264,471

	Total Preferred Stocks (Cost $955,523)			687,485

	Total Investments (Cost $113,955,446) 99.3%			90,723,746
	Other Assets, less Liabilities 0.7%			632,488

	Net Assets 100.0%			$91,356,234

See abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $494,080, representing 0.5% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $136,190, representing 0.1% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe ETF (continued)

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	9	$271,273	6/19/20	$25,006
FTSE 100 Index	Long	2	139,755	6/19/20	11,517

Total Futures Contracts					$36,523

*As of period end.

See note 8 regarding derivative information

214	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Europe Hedged ETF

	Year Ended March 31,

	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.81	$23.88	$25.05

Income from investment operations[b]:

Net investment income[c]	0.73	0.79	0.25

Net realized and unrealized gains (losses)	(2.92)	0.62	(1.40)

Total from investment operations	(2.19)	1.41	(1.15)

Less distributions from:

Net investment income	(1.47)	(0.38)	(0.02)

Net realized gains	—	(2.10)	— [d]

Total distributions	(1.47)	(2.48)	(0.02)

Net asset value, end of year	$19.15	$22.81	$23.88

Total return[e]	(10.67)%	6.98%	(4.61)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%

Expenses net waiver and payments by affiliates	0.09%	0.09%	—%

Net investment income	3.10%	3.28%	2.47%

Supplemental data

Net assets, end of year (000’s)	$3,831	$4,563	$33,428

Portfolio turnover rate[g]	14.81% [h]	26.81%	5.33%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 14.81%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	215

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Europe Hedged ETF

		Industry	Shares	Value
	Common Stocks and Other Equity Interests 97.3%
	Australia 0.7%
	Rio Tinto PLC	Metals & Mining	567	$26,143

	Austria 0.3%
	Andritz AG	Machinery	37	1,160
	Erste Group Bank AG	Banks	147	2,724
	OMV AG	Oil, Gas & Consumable Fuels	71	1,960
	Raiffeisen Bank International AG	Banks	65	954
	Telekom Austria AG	Diversified Telecommunication Services	83	578
	Verbund AG	Electric Utilities	35	1,268
	Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	22	414
	Voestalpine AG	Metals & Mining	61	1,241

				10,299

	Belgium 1.5%
	Ackermans & van Haaren NV	Diversified Financial Services	11	1,433
	Ageas	Insurance	95	3,952
	Anheuser-Busch InBev SA/NV	Beverages	401	17,807
	Colruyt SA	Food & Staples Retailing	25	1,351
	Elia Group SA/NV	Electric Utilities	17	1,662
a	Galapagos NV	Biotechnology	25	4,965
	Groupe Bruxelles Lambert SA	Diversified Financial Services	38	2,986
	KBC Groep NV	Banks	141	6,501
	Proximus SADP	Diversified Telecommunication Services	71	1,626
	Sofina SA	Diversified Financial Services	8	1,631
	Solvay SA	Chemicals	36	2,622
	Telenet Group Holding NV	Media	23	692
	UCB SA	Pharmaceuticals	61	5,288
	Umicore SA	Chemicals	108	3,774

				56,290

	China 0.4%
[a]	Prosus NV	Internet & Direct Marketing Retail	222	15,383

	Denmark 3.4%
	A.P. Moeller-Maersk AS, A	Marine	2	1,657
	A.P. Moeller-Maersk AS, B	Marine	3	2,687
	Ambu AS, B	Health Care Equipment & Supplies	86	2,089
	Carlsberg AS, B	Beverages	54	6,112
	Chr. Hansen Holding AS	Chemicals	53	3,965
	Coloplast AS, B	Health Care Equipment & Supplies	69	10,010
	Danske Bank AS	Banks	335	3,788
	DSV Panalpina A/S	Air Freight & Logistics	107	9,727
a	Genmab AS	Biotechnology	30	6,074
	GN Store Nord AS	Health Care Equipment & Supplies	68	3,038
	H. Lundbeck AS	Pharmaceuticals	32	950
	ISS AS	Commercial Services & Supplies	98	1,347
	Novo Nordisk AS, B	Pharmaceuticals	854	51,378
	Novozymes AS	Chemicals	105	4,775
	Orsted AS	Electric Utilities	97	9,505
	Pandora AS	Textiles, Apparel & Luxury Goods	47	1,527
	Rockwool International AS, B	Building Products	3	543
	Tryg AS	Insurance	59	1,451
	Vestas Wind Systems AS	Electrical Equipment	102	8,288
a	William Demant Holding AS	Health Care Equipment & Supplies	59	1,307

				130,218

	Finland 1.9%
	Elisa OYJ	Diversified Telecommunication Services	73	4,524
b	Fortum OYJ, Reg S	Electric Utilities	217	3,185

216	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Finland (continued)
	Huhtamaki OYJ	Containers & Packaging		48	$1,537
	Kesko OYJ	Food & Staples Retailing		35	1,982
	Kone OYJ, B	Machinery		201	11,385
	Metso OYJ	Machinery		56	1,335
	Neste Oil OYJ	Oil, Gas & Consumable Fuels		213	7,210
	Nokia OYJ, A	Communications Equipment		2,905	9,145
	Nokian Renkaat OYJ	Auto Components		65	1,574
	Nordea Bank Abp	Banks		1,653	9,310
	Orion OYJ	Pharmaceuticals		53	2,168
	Sampo OYJ, A	Insurance		251	7,331
	Stora Enso OYJ, R	Paper & Forest Products		292	2,962
	UPM-Kymmene OYJ	Paper & Forest Products		283	7,791
	Wartsila OYJ ABP	Machinery		257	1,886

					73,325

	France 15.9%
	Accor SA	Hotels, Restaurants & Leisure		96	2,633
a	Adevinta ASA, B	Interactive Media & Services		112	993
	Aeroports de Paris SA	Transportation Infrastructure		14	1,343
a	Air France-KLM	Airlines		94	526
	Air Liquide SA	Chemicals		237	30,335
	Airbus SE	Aerospace & Defense		282	18,361
c	ALD SA, 144A	Road & Rail		46	404
	Alstom SA	Machinery		95	3,976
	Amundi SA	Capital Markets		30	1,773
	ArcelorMittal SA	Metals & Mining		305	2,899
	Arkema SA	Chemicals		37	2,558
	Atos SE	IT Services		48	3,252
	AXA SA	Insurance		1,000	17,323
	Biomerieux	Health Care Equipment & Supplies		22	2,477
	BNP Paribas SA	Banks		563	16,994
	Bollore	Entertainment		519	1,429
	Bouygues SA	Construction & Engineering		115	3,372
	Bureau Veritas SA	Professional Services		138	2,621
	Capgemini SE	IT Services		83	7,013
	Carrefour SA	Food & Staples Retailing		309	4,887
	Casino Guichard-Perrachon SA	Food & Staples Retailing		28	1,079
	Cie Generale des Etablissements Michelin SCA	Auto Components		91	8,094
	CNP Assurances	Insurance		86	842
	Compagnie de Saint-Gobain	Building Products		248	6,031
	Covivio	Equity Real Estate Investment Trusts (REITs	)	24	1,352
	Credit Agricole SA	Banks		588	4,316
	Danone SA	Food Products		306	19,689
	Dassault Aviation SA	Aerospace & Defense		1	822
	Dassault Systemes	Software		67	9,925
	Edenred	IT Services		124	5,182
	EDF SA	Electric Utilities		253	1,995
	Eiffage SA	Construction & Engineering		38	2,689
	Elis SA	Commercial Services & Supplies		109	1,033
	Engie SA	Multi-Utilities		853	8,809
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		151	16,283
	Eurazeo SE	Diversified Financial Services		21	948
	Eutelsat Communications SA	Media		95	993
	Faurecia SE	Auto Components		37	1,108
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	26	3,443
	Getlink SE	Transportation Infrastructure		235	2,834

franklintempleton.com	Annual Report	217

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
	Hermes International	Textiles, Apparel & Luxury Goods		16	$11,039
	ICADE	Equity Real Estate Investment Trusts (REITs	)	16	1,267
	Iliad SA	Diversified Telecommunication Services		8	1,085
	Imerys SA	Construction Materials		19	478
	Ingenico Group SA	Electronic Equipment, Instruments & Components		32	3,404
	Ipsen SA	Pharmaceuticals		18	932
	JCDecaux SA	Media		35	634
	Kering SA	Textiles, Apparel & Luxury Goods		38	19,843
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	96	1,851
	L’Oreal SA	Personal Products		124	32,505
	Legrand SA	Electrical Equipment		138	8,855
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		128	47,535
	Natixis SA	Capital Markets		452	1,471
	Orange SA	Diversified Telecommunication Services		987	12,059
	Orpea	Health Care Providers & Services		26	2,717
	Pernod Ricard SA	Beverages		107	15,198
	Peugeot SA	Automobiles		301	4,018
	Plastic Omnium SA	Auto Components		29	408
	Publicis Groupe	Media		108	3,095
	Remy Cointreau SA	Beverages		13	1,421
	Renault SA	Automobiles		92	1,788
	Rexel SA	Trading Companies & Distributors		151	1,123
	Rubis SCA	Gas Utilities		47	1,963
	Safran SA	Aerospace & Defense		167	14,685
	Sanofi	Pharmaceuticals		558	49,067
	Sartorius Stedim Biotech	Life Sciences Tools & Services		12	2,410
	Schneider Electric SE	Electrical Equipment		272	23,452
	SCOR SE	Insurance		81	1,785
	SEB SA	Household Durables		13	1,619
	Societe Generale SA	Banks		395	6,652
	Sodexo SA	Hotels, Restaurants & Leisure		44	2,976
	Suez	Multi-Utilities		186	1,893
	Teleperformance	Professional Services		30	6,248
	Thales SA	Aerospace & Defense		52	4,358
	Total SA	Oil, Gas & Consumable Fuels		1,233	47,879
a	Ubisoft Entertainment SA	Entertainment		46	3,391
	Unibail-Rodamco-Westfield	Equity Real Estate Investment Trusts (REITs	)	70	3,960
	Valeo SA	Auto Components		118	1,974
	Veolia Environnement SA	Multi-Utilities		257	5,492
	Vinci SA	Construction & Engineering		242	20,021
	Vivendi SA	Entertainment		418	8,955
	Wendel SA	Diversified Financial Services		14	1,118
a,b	Worldline SA, Reg S	IT Services		67	3,948

					609,208

	Germany 12.4%
	1&1 Drillisch AG	Wireless Telecommunication Services		23	480
	Adidas AG	Textiles, Apparel & Luxury Goods		99	22,366
	Allianz SE	Insurance		215	37,009
	Aroundtown SA	Real Estate Management & Development		600	2,998
	BASF SE	Chemicals		471	22,298
	Bayer AG	Pharmaceuticals		505	29,285
	Bayerische Motoren Werke AG	Automobiles		165	8,530
	Bechtle AG	IT Services		16	2,052
	Beiersdorf AG	Personal Products		53	5,383
	Brenntag AG	Trading Companies & Distributors		86	3,192
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies		19	1,842

218	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
	Commerzbank AG	Banks	521	$1,891
	Continental AG	Auto Components	55	3,959
	Covestro AG	Chemicals	89	2,722
	CTS Eventim AG & Co. KGaA	Entertainment	30	1,356
	Daimler AG	Automobiles	413	12,471
a	Delivery Hero SE	Internet & Direct Marketing Retail	75	5,593
	Deutsche Bank AG	Capital Markets	1,040	6,811
	Deutsche Boerse AG	Capital Markets	94	12,893
	Deutsche Lufthansa AG	Airlines	127	1,193
	Deutsche Post AG	Air Freight & Logistics	499	13,565
	Deutsche Telekom AG	Diversified Telecommunication Services	1,664	21,570
	Deutsche Wohnen AG	Real Estate Management & Development	186	7,084
c	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	17	420
	E.ON SE	Multi-Utilities	1,114	11,540
	Evonik Industries AG	Chemicals	95	1,988
	Fielmann AG	Specialty Retail	12	700
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	19	769
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	108	7,134
	Fresenius SE and Co. KGaA	Health Care Providers & Services	211	7,855
	Fuchs Petrolub SE	Chemicals	17	545
	GEA Group AG	Machinery	87	1,788
	Grenkeleasing AG	Consumer Finance	14	826
	Hannover Rueck SE	Insurance	32	4,600
	Hapag-Lloyd AG	Marine	14	1,094
	HeidelbergCement AG	Construction Materials	77	3,303
	Hella GmbH & Co. KGaA	Auto Components	24	699
	Henkel AG & Co. KGaA	Household Products	51	3,769
	Hochtief AG	Construction & Engineering	11	730
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	32	811
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	642	9,461
	KION Group AG	Machinery	37	1,601
	Knorr-Bremse AG	Machinery	25	2,218
	Lanxess AG	Chemicals	43	1,718
	LEG Immobilien AG	Real Estate Management & Development	35	3,944
	Merck KGaA	Pharmaceuticals	67	6,883
	METRO AG	Food & Staples Retailing	86	742
	MTU Aero Engines AG	Aerospace & Defense	27	3,951
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	74	14,948
	Nemetschek AG	Software	28	1,391
a	Osram Licht AG	Electrical Equipment	38	1,355
	ProSiebenSat.1 Media SE	Media	92	730
	Puma SE	Textiles, Apparel & Luxury Goods	43	2,567
	Rational AG	Machinery	2	1,062
	Rheinmetall AG	Industrial Conglomerates	22	1,546
a,c	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	33	667
	RWE AG	Multi-Utilities	291	7,650
	SAP SE	Software	501	56,511
b	Scout24 AG, Reg S	Interactive Media & Services	56	3,364
	Siemens AG	Industrial Conglomerates	389	33,067
	Siemens Healthineers AG	Health Care Equipment & Supplies	68	2,689
	Suedzucker AG	Food Products	42	602
	Symrise AG	Chemicals	66	6,156
a	Talanx AG	Insurance	17	578
a	TeamViewer AG	Software	47	1,877
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	351	870

franklintempleton.com	Annual Report	219

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
a	thyssenkrupp AG	Metals & Mining	245	$1,282
a	Traton SE	Machinery	29	405
	TUI AG	Hotels, Restaurants & Leisure	216	972
	Uniper SE	Independent Power and Renewable Electricity Producers	102	2,517
	United Internet AG	Diversified Telecommunication Services	59	1,740
a	Varta AG	Electrical Equipment	6	433
	Volkswagen AG	Automobiles	16	2,131
	Vonovia SE	Real Estate Management & Development	279	13,733
	Wacker Chemie AG	Chemicals	8	399
	Wirecard AG	IT Services	59	6,775
a	Zalando SE	Internet & Direct Marketing Retail	77	2,956

				476,605

	Ireland 0.9%
a	AIB Group PLC	Banks	402	451
	Bank of Ireland Group PLC	Banks	447	846
	CRH PLC	Construction Materials	409	11,147
	Flutter Entertainment PLC	Hotels, Restaurants & Leisure	39	3,524
	Glanbia PLC	Food Products	99	1,072
	Kerry Group	Food Products	74	8,542
	Kingspan Group PLC	Building Products	78	4,168
	Smurfit Kappa Group PLC	Containers & Packaging	130	3,691

				33,441

	Italy 3.5%
	A2A SpA	Multi-Utilities	819	1,018
	Amplifon SpA	Health Care Providers & Services	63	1,294
	Assicurazioni Generali SpA	Insurance	676	9,205
	Atlantia SpA	Transportation Infrastructure	253	3,173
	Banca Mediolanum SpA	Diversified Financial Services	155	791
a	Banco BPM SpA	Banks	805	1,060
	Buzzi Unicem SpA	Construction Materials	33	604
	Buzzi Unicem SpA, di Risp	Construction Materials	23	216
	Davide Campari-Milano SpA	Beverages	288	2,070
	DiaSorin SpA	Health Care Equipment & Supplies	12	1,589
	Enel SpA	Electric Utilities	4,001	27,829
	Eni SpA	Oil, Gas & Consumable Fuels	1,283	12,980
	Ferrari NV	Automobiles	64	9,940
	FinecoBank Banca Fineco SpA	Banks	302	2,747
	Hera SpA	Multi-Utilities	420	1,506
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	124	1,344
	Intesa Sanpaolo SpA	Banks	7,681	12,544
	Italgas Reti SpA	Gas Utilities	241	1,319
	Leonardo SpA	Aerospace & Defense	202	1,346
a	Mediaset SpA	Media	178	379
	Mediobanca Banca di Credito Finanziario SpA	Banks	402	2,218
	Moncler SpA	Textiles, Apparel & Luxury Goods	100	3,653
a	Nexi SpA	IT Services	149	1,939
	Pirelli & C SpA	Auto Components	231	827
b	Poste Italiane SpA, Reg S	Insurance	236	1,999
	Prysmian SpA	Electrical Equipment	130	2,083
	Recordati SpA	Pharmaceuticals	49	2,072
a	Saipem SpA	Energy Equipment & Services	299	735
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	40	531
	Snam SpA	Gas Utilities	1,181	5,448
a	Telecom Italia SpA/Milano	Diversified Telecommunication Services	5,604	2,290

220	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	3,158	$1,249
	Tenaris SA	Energy Equipment & Services	238	1,457
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	733	4,641
	UniCredit SpA	Banks	1,144	8,971
	Unione di Banche Italiane SpA	Banks	467	1,233
	UnipolSai Assicurazioni SpA	Insurance	285	700

				135,000

	Kazakhstan 0.0%†
	KAZ Minerals PLC	Metals & Mining	100	435

	Luxembourg 0.1%
	Eurofins Scientific SE	Life Sciences Tools & Services	6	2,969
	RTL Group SA	Media	19	640
	SES SA, IDR	Media	183	1,074

				4,683

	Netherlands 5.0%
	Aalberts NV	Machinery	49	1,163
	ABN AMRO Bank NV, GDR	Banks	220	1,807
a	Adyen NV	IT Services	14	11,838
	Aegon NV	Insurance	877	2,227
	Akzo Nobel NV	Chemicals	100	6,585
a	Altice Europe NV, A	Media	279	1,081
a	Altice Europe NV, B	Media	78	304
a	Argenx SE	Biotechnology	20	2,699
a	Argenx SE	Biotechnology	2	270
	ASM International NV	Semiconductors & Semiconductor Equipment	26	2,606
	ASML Holding NV	Semiconductors & Semiconductor Equipment	206	54,802
	ASR Nederland NV	Insurance	70	1,763
	Boskalis Westminster	Construction & Engineering	45	812
b	Euronext NV, Reg S	Capital Markets	32	2,381
	EXOR NV	Diversified Financial Services	52	2,682
	Grandvision NV	Specialty Retail	27	739
	Heineken Holding NV	Beverages	53	4,062
	Heineken NV	Beverages	121	10,112
	ING Groep NV	Banks	2,050	10,755
a,b,c	Just Eat Takeaway, 144A, Reg S	Internet & Direct Marketing Retail	57	4,283
	Koninklijke Ahold Delhaize NV	Food & Staples Retailing	561	13,102
	Koninklijke DSM NV	Chemicals	91	10,334
	Koninklijke KPN NV	Diversified Telecommunication Services	1,679	4,009
	Koninklijke Philips NV	Health Care Equipment & Supplies	462	18,713
	Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	33	1,717
	NN Group NV	Insurance	171	4,616
a	OCI NV	Chemicals	50	601
a	QIAGEN NV	Life Sciences Tools & Services	115	4,620
	Randstad NV	Professional Services	56	1,977
	Signify NV	Electrical Equipment	67	1,300
	Wolters Kluwer NV	Professional Services	136	9,577

				193,537

	Norway 0.9%
	Aker ASA	Diversified Financial Services	13	292
	Aker BP ASA	Oil, Gas & Consumable Fuels	55	694
	DNB ASA	Banks	539	5,993
	Equinor ASA	Oil, Gas & Consumable Fuels	499	6,232
	Gjensidige Forsikring ASA	Insurance	84	1,424

franklintempleton.com	Annual Report	221

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
	Leroy Seafood Group ASA	Food Products	140	$682
	Mowi ASA	Food Products	214	3,233
	Norsk Hydro ASA	Metals & Mining	647	1,394
	Orkla ASA	Food Products	386	3,272
	Salmar ASA	Food Products	26	860
	Schibsted ASA, A	Media	41	776
	Schibsted ASA, B	Media	50	887
	Telenor ASA	Diversified Telecommunication Services	331	4,788
	Yara International ASA	Chemicals	96	3,010

				33,537

	Poland 0.4%
	Bank Pekao SA	Banks	82	1,108
	CD Projekt SA	Entertainment	33	2,297
	Cyfrowy Polsat SA	Media	138	792
a	Dino Polska SA	Food & Staples Retailing	24	937
	Grupa Lotos SA	Oil, Gas & Consumable Fuels	52	649
a	KGHM Polska Miedz SA	Metals & Mining	71	1,023
a	mBank SA	Banks	7	374
a	PGE Polska Grupa Energetyczna SA	Electric Utilities	353	324
	Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	159	2,132
	Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	897	743
	Powszechna Kasa Oszczednosci Bank Polski SA	Banks	442	2,407
	Powszechny Zaklad Ubezpieczen SA	Insurance	288	2,172
	Santander Bank Polska SA	Banks	16	668

				15,626

	Portugal 0.3%
	EDP- Energias de Portugal SA	Electric Utilities	1,369	5,495
	Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	259	2,954
	Jeronimo Martins SGPS SA	Food & Staples Retailing	127	2,291

				10,740

	Russia 0.1%
	Evraz PLC	Metals & Mining	281	807
	Polymetal International PLC	Metals & Mining	178	3,045

				3,852

	South Africa 0.0%†
	Investec PLC	Capital Markets	329	620

	Spain 4.1%
	Acciona SA	Electric Utilities	11	1,175
	ACS Actividades de Construccion y Servicios SA	Construction & Engineering	122	2,385
	Aena SME SA	Transportation Infrastructure	37	4,040
	Amadeus IT Group SA, A	IT Services	209	9,907
	Banco Bilbao Vizcaya Argentaria SA	Banks	3,390	10,845
	Banco de Sabadell SA	Banks	2,986	1,537
	Banco Santander SA	Banks	8,515	20,723
	Bankia SA	Banks	600	670
	Bankinter SA	Banks	353	1,295
	CaixaBank SA	Banks	1,859	3,468
	Cellnex Telecom SA	Diversified Telecommunication Services	141	6,413
	Corporacion Mapfre SA	Insurance	505	862
	EDP Renovaveis SA	Independent Power and Renewable Electricity Producers	81	976
	Enagas SA	Gas Utilities	128	2,541
	Endesa SA	Electric Utilities	162	3,461

222	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
	Ferrovial SA	Construction & Engineering		244	$5,855
	Grifols SA	Biotechnology		172	5,851
	Iberdrola SA	Electric Utilities		3,061	30,174
	Industria de Diseno Textil SA	Specialty Retail		538	13,967
	Inmobiliaria Colonial SA	Equity Real Estate Investment Trusts (REITs	)	160	1,516
	Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs	)	168	1,266
	Naturgy Energy Group SA	Gas Utilities		152	2,688
	Red Electrica Corp. SA	Electric Utilities		222	3,986
	Repsol SA	Oil, Gas & Consumable Fuels		720	6,582
	Siemens Gamesa Renewable Energy SA	Electrical Equipment		118	1,778
	Telefonica SA	Diversified Telecommunication Services		2,345	10,739
	Zardoya Otis SA	Machinery		92	621

					155,321

	Sweden 4.5%
	Alfa Laval AB	Machinery		156	2,712
	Assa Abloy AB, B	Building Products		472	8,942
	Atlas Copco AB	Machinery		195	5,767
	Atlas Copco AB, A	Machinery		330	11,121
	Boliden AB	Metals & Mining		145	2,653
	Castellum AB	Real Estate Management & Development		143	2,425
	Electrolux AB, B	Household Durables		126	1,574
a	Electrolux Professional AB, B	Machinery		126	362
	Elekta AB, B	Health Care Equipment & Supplies		176	1,460
	Epiroc AB, A	Machinery		321	3,190
	Epiroc AB, B	Machinery		199	1,977
a	EQT AB	Capital Markets		91	1,088
	Ericsson, B	Communications Equipment		1,544	12,632
	Essity AB, B	Household Products		319	9,852
a	Fastighets AB Balder, B	Real Estate Management & Development		51	1,838
	Hennes & Mauritz AB, B	Specialty Retail		444	5,736
	Hexagon AB, B	Electronic Equipment, Instruments & Components		135	5,777
	Hufvudstaden AB, A	Real Estate Management & Development		56	767
	Husqvarna AB, B	Household Durables		217	1,094
	ICA Gruppen AB	Food & Staples Retailing		40	1,687
	Industrivarden AB, A	Diversified Financial Services		111	2,169
	Industrivarden AB, C	Diversified Financial Services		88	1,722
	Investment AB Latour, B	Industrial Conglomerates		61	872
	Investor AB, A	Diversified Financial Services		68	3,095
	Investor AB, B	Diversified Financial Services		233	10,750
	Kinnevik AB, B	Diversified Financial Services		129	2,150
	L E Lundbergforetagen AB, B	Diversified Financial Services		40	1,644
	Lundin Petroleum AB	Oil, Gas & Consumable Fuels		91	1,750
	Nibe Industrier AB	Building Products		147	2,145
	Saab AB, B	Aerospace & Defense		48	925
	Sandvik AB	Machinery		553	7,884
	Securitas AB, B	Commercial Services & Supplies		183	1,985
	Skandinaviska Enskilda Banken AB, A	Banks		726	4,923
	Skandinaviska Enskilda Banken AB, C	Banks		12	92
a	Skanska AB, B	Construction & Engineering		183	2,797
	SKF AB, B	Machinery		190	2,622
	Svenska Cellulosa AB, A	Paper & Forest Products		12	121
	Svenska Cellulosa AB, B	Paper & Forest Products		297	3,011
a	Svenska Handelsbanken AB, A	Banks		763	6,403
	Svenska Handelsbanken AB, B	Banks		18	164
	Swedbank AB, A	Banks		507	5,672

franklintempleton.com	Annual Report	223

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
	Swedish Match AB	Tobacco	84	$4,816
a	Swedish Orphan Biovitrum AB	Biotechnology	93	1,586
	Tele2 AB, B	Wireless Telecommunication Services	275	3,703
	Telefonaktiebolaget LM Ericsson, A	Communications Equipment	19	155
	Telia Co. AB	Diversified Telecommunication Services	1,341	4,832
	Trelleborg AB, B	Machinery	123	1,333
	Volvo AB, B	Machinery	775	9,348

				171,323

	Switzerland 17.0%
	ABB Ltd.	Electrical Equipment	913	16,046
	Adecco Group AG	Professional Services	78	3,075
a	Alcon Inc.	Health Care Equipment & Supplies	236	12,032
	Baloise Holding AG	Insurance	24	3,148
	Banque Cantonale Vaudoise	Banks	2	1,641
	Barry Callebaut AG	Food Products	2	4,010
	Chocoladefabriken Lindt & Spruengli AG	Food Products	1	8,429
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	260	14,258
	Clariant AG	Chemicals	107	1,799
	Coca-Cola HBC AG	Beverages	101	2,175
	Credit Suisse Group AG	Capital Markets	1,265	10,459
	DKSH Holding AG	Professional Services	18	893
	Dufry AG	Specialty Retail	14	435
	EMS-Chemie Holding AG	Chemicals	4	2,516
	Flughafen Zurich AG	Transportation Infrastructure	10	1,127
	Geberit AG	Building Products	18	7,925
	Georg Fischer AG	Machinery	2	1,383
	Givaudan AG	Chemicals	5	15,477
	Glencore PLC	Metals & Mining	5,774	8,863
	Helvetia Holding AG	Insurance	17	1,464
	Julius Baer Group Ltd.	Capital Markets	114	3,892
	Kuehne + Nagel International AG	Marine	28	3,845
	LafargeHolcim Ltd., B	Construction Materials	266	9,721
	Logitech International SA	Technology Hardware, Storage & Peripherals	76	3,286
	Lonza Group AG	Life Sciences Tools & Services	38	15,796
	Nestle SA	Food Products	1,485	152,636
	Novartis AG	Pharmaceuticals	1,097	90,533
	OC Oerlikon Corp. AG	Machinery	103	826
	Pargesa Holding SA, B	Diversified Financial Services	20	1,326
	Partners Group Holding AG	Capital Markets	8	5,536
	PSP Swiss Property AG	Real Estate Management & Development	20	2,495
	Roche Holding AG	Pharmaceuticals	14	4,488
	Roche Holding AG	Pharmaceuticals	358	116,201
	Schindler Holding AG	Machinery	10	2,113
	Schindler Holding AG, PC	Machinery	21	4,610
	SGS SA	Professional Services	3	6,952
	Sika AG	Chemicals	69	11,407
	Sonova Holding AG	Health Care Equipment & Supplies	28	5,047
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	325	7,088
	Straumann Holding AG	Health Care Equipment & Supplies	5	3,728
	Sulzer AG	Machinery	10	631
	Swatch Group AG	Textiles, Apparel & Luxury Goods	14	2,799
	Swatch Group AG	Textiles, Apparel & Luxury Goods	19	748
	Swiss Life Holding AG	Insurance	17	5,788
	Swiss Prime Site AG	Real Estate Management & Development	39	3,819
	Swiss Re AG	Insurance	143	11,020

224	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

	Industry		Shares	Value
Common Stocks and Other Equity Interests (continued)
Switzerland (continued)
Swisscom AG	Diversified Telecommunication Services		13	$6,989
Temenos AG	Software		30	3,935
UBS Group AG	Capital Markets		1,750	16,361
Vifor Pharma AG	Pharmaceuticals		24	3,318
Zurich Insurance Group AG	Insurance		75	26,619

				650,708

United Arab Emirates 0.0%†
NMC Health PLC	Health Care Providers & Services		60	83

United Kingdom 24.0%
3i Group PLC	Capital Markets		484	4,754
Admiral Group PLC	Insurance		107	2,959
Anglo American PLC	Metals & Mining		644	11,310
Antofagasta PLC	Metals & Mining		179	1,716
Ashmore Group PLC	Capital Markets		262	1,159
Ashtead Group PLC	Trading Companies & Distributors		231	5,057
Associated British Foods PLC	Food Products		175	3,936
AstraZeneca PLC	Pharmaceuticals		678	60,664
Auto Trader Group PLC	Interactive Media & Services		472	2,570
Avast PLC	Software		245	1,195
AVEVA Group PLC	Software		33	1,430
Aviva PLC	Insurance		2,027	6,748
B&M European Value Retail SA	Multiline Retail		416	1,423
Babcock International Group PLC	Commercial Services & Supplies		132	627
BAE Systems PLC	Aerospace & Defense		1,653	10,695
Barclays PLC	Banks		8,783	10,249
Barratt Developments PLC	Household Durables		513	2,805
Bellway PLC	Household Durables		64	1,711
BHP Group PLC	Metals & Mining		1,063	16,502
BP PLC	Oil, Gas & Consumable Fuels		10,303	43,972
British American Tobacco PLC	Tobacco		1,173	40,129
British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	475	1,980
BT Group PLC	Diversified Telecommunication Services		4,447	6,501
Bunzl PLC	Trading Companies & Distributors		174	3,516
Burberry Group PLC	Textiles, Apparel & Luxury Goods		212	3,482
Centrica PLC	Multi-Utilities		3,065	1,447
Cineworld Group PLC	Entertainment		531	327
CNH Industrial NV	Machinery		495	2,833
Compass Group PLC	Hotels, Restaurants & Leisure		810	12,695
ConvaTec Group PLC	Health Care Equipment & Supplies		758	1,753
Croda International PLC	Chemicals		64	3,390
DCC PLC	Industrial Conglomerates		49	3,099
Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	52	2,108
Diageo PLC	Beverages		1,183	37,940
Direct Line Insurance Group PLC	Insurance		708	2,598
DS Smith PLC	Containers & Packaging		645	2,203
easyJet PLC	Airlines		96	680
Experian PLC	Professional Services		464	12,951
Ferguson PLC	Trading Companies & Distributors		115	7,210
Fiat Chrysler Automobiles NV	Automobiles		562	4,053
Fresnillo PLC	Metals & Mining		93	769
G4S PLC	Commercial Services & Supplies		821	940
GlaxoSmithKline PLC	Pharmaceuticals		2,534	47,589
GVC Holdings PLC	Hotels, Restaurants & Leisure		292	2,031
Halma PLC	Electronic Equipment, Instruments & Components		191	4,549
Hargreaves Lansdown PLC	Capital Markets		156	2,681

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry		Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	Hikma Pharmaceuticals PLC	Pharmaceuticals		73	$1,842
	Hiscox Ltd.	Insurance		150	1,720
	HomeServe PLC	Commercial Services & Supplies		144	1,889
	Howden Joinery Group PLC	Trading Companies & Distributors		302	1,917
	HSBC Holdings PLC	Banks		10,445	58,831
	IMI PLC	Machinery		136	1,260
	Imperial Brands PLC	Tobacco		484	8,983
	Inchcape PLC	Distributors		212	1,139
	Informa PLC	Media		629	3,452
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		96	4,185
	Intermediate Capital Group PLC	Capital Markets		145	1,612
	International Consolidated Airlines Group SA	Airlines		271	723
	Intertek Group PLC	Professional Services		81	4,747
	ITV PLC	Media		1,874	1,534
	J Sainsbury PLC	Food & Staples Retailing		821	2,142
	JD Sports Fashion PLC	Specialty Retail		243	1,379
	John Wood Group PLC	Energy Equipment & Services		364	702
	Johnson Matthey PLC	Chemicals		101	2,252
	Kingfisher PLC	Specialty Retail		1,114	1,988
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	368	2,541
	Legal & General Group PLC	Insurance		3,037	7,300
	Lloyds Banking Group PLC	Banks		36,444	14,460
	London Stock Exchange Group PLC	Capital Markets		161	14,533
a	M&G PLC	Diversified Financial Services		1,343	1,875
	Marks & Spencer Group PLC	Multiline Retail		1,033	1,271
	Meggitt PLC	Aerospace & Defense		408	1,469
	Melrose Industries PLC	Electrical Equipment		2,441	2,769
	Micro Focus International PLC	Software		159	789
	Mondi PLC	Paper & Forest Products		244	4,178
	National Grid PLC	Multi-Utilities		1,804	21,174
	Next PLC	Multiline Retail		66	3,332
a	Ninety One PLC	Capital Markets		164	352
a	Ocado Group PLC	Internet & Direct Marketing Retail		227	3,434
	Pearson PLC	Media		389	2,665
	Pennon Group PLC	Water Utilities		218	2,934
	Persimmon PLC	Household Durables		175	4,159
	Phoenix Group Holdings PLC	Insurance		276	2,144
	Prudential PLC	Insurance		1,353	17,372
	Quilter PLC	Capital Markets		989	1,447
	Reckitt Benckiser Group PLC	Household Products		322	24,555
	RELX PLC	Professional Services		975	20,939
	Renishaw PLC	Electronic Equipment, Instruments & Components		19	745
	Rentokil Initial PLC	Commercial Services & Supplies		936	4,501
	Rightmove PLC	Interactive Media & Services		437	2,641
	Rolls-Royce Holdings PLC	Aerospace & Defense		886	3,742
	Royal Bank of Scotland Group PLC	Banks		2,301	3,221
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		2,137	37,600
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		1,925	32,457
	RSA Insurance Group PLC	Insurance		533	2,778
	Schroders PLC	Capital Markets		59	1,817
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	550	5,210
	Severn Trent PLC	Water Utilities		121	3,421
	Smith & Nephew PLC	Health Care Equipment & Supplies		454	8,075
	Smiths Group PLC	Industrial Conglomerates		201	3,056
	Spirax-Sarco Engineering PLC	Machinery		38	3,847
	SSE PLC	Electric Utilities		537	8,689

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
	St. James’s Place Capital PLC	Capital Markets	268	$2,524
	Standard Chartered PLC	Banks	1,391	7,689
	Standard Life Aberdeen PLC	Capital Markets	1,203	3,340
	Subsea 7 SA	Energy Equipment & Services	125	590
	Tate & Lyle PLC	Food Products	235	1,911
	Taylor Wimpey PLC	Household Durables	1,694	2,468
	TechnipFMC PLC	Energy Equipment & Services	239	1,644
	Tesco PLC	Food & Staples Retailing	4,964	14,083
	The Berkeley Group Holdings PLC	Household Durables	62	2,779
	The Sage Group PLC	Software	555	4,073
	Travis Perkins PLC	Trading Companies & Distributors	132	1,445
	Unilever NV	Personal Products	700	34,414
	Unilever PLC	Personal Products	563	28,451
	United Utilities Group PLC	Water Utilities	342	3,828
a	Virgin Money UK PLC	Banks	641	493
	Vodafone Group PLC	Wireless Telecommunication Services	13,928	19,515
	Weir Group PLC	Machinery	137	1,225
	Whitbread PLC	Hotels, Restaurants & Leisure	70	2,630
	William Morrison Supermarkets PLC	Food & Staples Retailing	1,171	2,584
	WPP PLC	Media	626	4,280

				920,691

	United States 0.0%†
	Carnival PLC	Hotels, Restaurants & Leisure	82	998

	Total Common Stocks and Other Equity Interests (Cost $5,149,046)			3,728,066

	Preferred Stocks 0.8%
	Germany 0.8%
d	Bayerische Motoren Werke AG, 8.989%, pfd.	Automobiles	29	1,246
d	Fuchs Petrolub SE, 2.939%, pfd.	Chemicals	36	1,277
d	Henkel AG & Co. KGaA, 2.527%, pfd.	Household Products	90	7,229
d	Porsche Automobil Holding SE, 5.714%, pfd.	Automobiles	79	3,353
d	Sartorius AG, 0.279%, pfd.	Health Care Equipment & Supplies	18	4,388
d	Volkswagen AG, 4.549%, pfd.	Automobiles	95	11,137
	Total Preferred Stocks (Cost $46,430)			28,630

	Short Term Investments 0.0%†
	United States 0.0%†
e,f	Institutional Fiduciary Trust Portfolio, 0.32%	Money Market Funds	1	1

	Total Investments (Cost $5,195,477) 98.1%			3,756,697
	Other Assets, less Liabilities 1.9%			74,288

	Net Assets 100.0%			$3,830,985

See abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $20,504, representing 0.5% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $5,774, representing 0.2% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Europe Hedged ETF (continued)

eSee Note 5 regarding investments in affiliated management investment companies.

fThe rate shown is the annualized seven-day effective yield at period end.

At March 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	926,800	$136,280	4/02/20	$—	$(2)
Danish Krone	BOFA	Sell	926,800	136,503	4/02/20	225	—
Euro	BOFA	Buy	664,933	729,609	4/02/20	—	(10)
Euro	HSBK	Buy	664,933	729,611	4/02/20	—	(13)
Euro	UBSW	Buy	664,933	729,613	4/02/20	—	(14)
Euro	BOFA	Sell	664,933	731,770	4/02/20	2,171	—
Euro	HSBK	Sell	664,933	731,646	4/02/20	2,048	—
Euro	UBSW	Sell	664,933	731,756	4/02/20	2,158	—
Great British Pound	BOFA	Buy	877,200	1,033,210	4/02/20	54,474	—
Great British Pound	DBAB	Buy	877,200	1,087,684	4/02/20	—	—
Great British Pound	BOFA	Sell	877,200	1,121,385	4/02/20	33,701	—
Great British Pound	DBAB	Sell	877,200	1,033,210	4/02/20	—	(54,474)
Norwegian Krone	BOFA	Buy	419,200	39,921	4/02/20	—	(1)
Norwegian Krone	BOFA	Sell	419,200	44,264	4/02/20	4,344	—
Polish Zloty	BOFA	Buy	77,700	18,707	4/02/20	—	—
Polish Zloty	BOFA	Sell	77,700	19,708	4/02/20	1,001	—
Swedish Krona	BOFA	Buy	1,868,100	188,553	4/02/20	—	(3)
Swedish Krona	BOFA	Sell	1,868,100	192,964	4/02/20	4,413	—
Swiss Franc	MSCO	Buy	640,200	661,688	4/02/20	—	(17)
Swiss Franc	MSCO	Sell	640,200	662,795	4/02/20	1,123	—
Danish Krone	BOFA	Sell	890,400	131,042	5/04/20	—	(34)
Great British Pound	DBAB	Sell	759,100	941,880	5/04/20	—	(4)
Euro	BOFA	Sell	561,700	617,070	5/05/20	—	(38)
Euro	HSBK	Sell	561,700	617,067	5/05/20	—	(41)
Euro	UBSW	Sell	561,700	617,117	5/05/20	9	—
Norwegian Krone	BOFA	Sell	364,500	34,711	5/05/20	—	(6)
Polish Zloty	BOFA	Sell	66,300	15,956	5/05/20	—	(2)
Swedish Krona	BOFA	Sell	1,676,000	169,268	5/05/20	—	(20)
Swiss Franc	MSCO	Sell	617,200	638,893	5/05/20	—	(137)

Total Forward Exchange Contracts						$105,667	$(54,816)

Net unrealized appreciation (depreciation)							$50,851

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	2	$60,283	6/19/20	$3,553

*As of period end.

See note 8 regarding derivative information.

228	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE France ETF

	Year Ended March 31,

	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.86	$25.33	$25.32

Income from investment operations[b]:

Net investment income[c]	0.52	0.70	0.08

Net realized and unrealized gains (losses)	(4.47)	(1.48)	(0.01)

Total from investment operations	(3.95)	(0.78)	0.07

Less distributions from net investment income	(0.57)	(0.69)	(0.06)

Net asset value, end of year	$19.34	$23.86	$25.33

Total return[d]	(17.08)%	(3.07)%	0.26%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	2.14%	2.90%	0.78%

Supplemental data

Net assets, end of year (000’s)	$8,702	$2,386	$2,533

Portfolio turnover rate[f]	2.60% [g]	5.80%	1.90%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 2.60%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	229

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE France ETF

		Industry		Shares	Value
	Common Stocks 99.8%
	France 97.4%
	Accor SA	Hotels, Restaurants & Leisure		1,368	$37,526
	Aeroports de Paris SA	Transportation Infrastructure		207	19,863
a	Air France-KLM	Airlines		1,386	7,753
	Air Liquide SA	Chemicals		3,357	429,677
	Airbus SE	Aerospace & Defense		3,996	260,183
b	ALD SA, 144A	Road & Rail		594	5,214
	Alstom SA	Machinery		1,323	55,366
	Amundi SA	Capital Markets		414	24,462
	Arkema SA	Chemicals		522	36,084
	Atos SE	IT Services		684	46,337
	AXA SA	Insurance		13,950	241,661
	Biomerieux	Health Care Equipment & Supplies		297	33,436
	BNP Paribas SA	Banks		7,857	237,166
	Bollore	Entertainment		7,101	19,557
	Bouygues SA	Construction & Engineering		1,548	45,385
	Bureau Veritas SA	Professional Services		1,989	37,778
	Capgemini SE	IT Services		1,143	96,570
	Carrefour SA	Food & Staples Retailing		4,140	65,482
	Casino Guichard-Perrachon SA	Food & Staples Retailing		396	15,256
	Cie Generale des Etablissements Michelin SCA	Auto Components		1,278	113,669
	CNP Assurances	Insurance		1,143	11,187
	Compagnie de Saint-Gobain	Building Products		3,519	85,584
	Covivio	Equity Real Estate Investment Trusts (REITs	)	333	18,762
	Credit Agricole SA	Banks		8,289	60,846
	Danone SA	Food Products		4,338	279,119
	Dassault Aviation SA	Aerospace & Defense		18	14,793
	Dassault Systemes	Software		954	141,315
	Edenred	IT Services		1,755	73,349
	EDF SA	Electric Utilities		3,726	29,379
	Eiffage SA	Construction & Engineering		540	38,217
	Elis SA	Commercial Services & Supplies		1,584	15,017
	Engie SA	Multi-Utilities		12,024	124,176
	EssilorLuxottica SA	Textiles, Apparel & Luxury Goods		2,133	230,018
	Eurazeo SE	Diversified Financial Services		306	13,806
	Eutelsat Communications SA	Media		1,332	13,923
	Faurecia SE	Auto Components		531	15,906
	Gecina SA	Equity Real Estate Investment Trusts (REITs	)	378	50,062
	Getlink SE	Transportation Infrastructure		3,267	39,396
	Hermes International	Textiles, Apparel & Luxury Goods		225	155,239
	ICADE	Equity Real Estate Investment Trusts (REITs	)	234	18,525
	Iliad SA	Diversified Telecommunication Services		117	15,874
	Imerys SA	Construction Materials		261	6,564
	Ingenico Group SA	Electronic Equipment, Instruments & Components		450	47,865
	Ipsen SA	Pharmaceuticals		252	13,046
	JCDecaux SA	Media		522	9,451
	Kering SA	Textiles, Apparel & Luxury Goods		540	281,978
	Klepierre SA	Equity Real Estate Investment Trusts (REITs	)	1,377	26,547
	L’Oreal SA	Personal Products		1,746	457,684
	Legrand SA	Electrical Equipment		1,935	124,163
	LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods		1,809	671,798
	Natixis SA	Capital Markets		6,066	19,748
	Orange SA	Diversified Telecommunication Services		13,914	170,000
	Orpea	Health Care Providers & Services		351	36,684
	Pernod Ricard SA	Beverages		1,530	217,320
	Peugeot SA	Automobiles		3,924	52,378
	Plastic Omnium SA	Auto Components		405	5,695
	Publicis Groupe	Media		1,575	45,140
	Remy Cointreau SA	Beverages		180	19,681

230	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE France ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	France (continued)
	Renault SA	Automobiles	1,323	$25,706
	Rexel SA	Trading Companies & Distributors	2,196	16,337
	Rubis SCA	Gas Utilities	657	27,437
	Safran SA	Aerospace & Defense	2,322	204,182
	Sanofi	Pharmaceuticals	7,875	692,477
	Sartorius Stedim Biotech	Life Sciences Tools & Services	171	34,336
	Schneider Electric SE	Electrical Equipment	3,807	328,247
	SCOR SE	Insurance	1,125	24,787
	SEB SA	Household Durables	198	24,658
	Societe Generale SA	Banks	5,598	94,274
	Sodexo SA	Hotels, Restaurants & Leisure	630	42,610
	Suez	Multi-Utilities	2,709	27,572
	Teleperformance	Professional Services	423	88,093
	Thales SA	Aerospace & Defense	720	60,342
	Total SA	Oil, Gas & Consumable Fuels	17,334	673,108
a	Ubisoft Entertainment SA	Entertainment	657	48,430
	Valeo SA	Auto Components	1,710	28,614
	Veolia Environnement SA	Multi-Utilities	3,627	77,505
	Vinci SA	Construction & Engineering	3,375	279,223
	Vivendi SA	Entertainment	5,850	125,329
	Wendel SA	Diversified Financial Services	198	15,816
a,c	Worldline SA, Reg S	IT Services	945	55,682

				8,473,425

	Luxembourg 0.6%
	Eurofins Scientific SE	Life Sciences Tools & Services	81	40,084
	SES SA, IDR	Media	2,538	14,893

				54,977

	Netherlands 0.4%
c	Euronext NV, Reg S	Capital Markets	441	32,808

	Switzerland 1.1%
	STMicroelectronics NV	Semiconductors & Semiconductor Equipment	4,590	100,098

	United Kingdom 0.3%
	TechnipFMC PLC	Energy Equipment & Services	3,321	22,840

	Total Investments (Cost $11,454,628) 99.8%			8,684,148
	Other Assets, less Liabilities 0.2%			17,361

	Net Assets 100.0%			$8,701,509

See Abbreviations on page 351.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $5,214, representing 0.1% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $88,490, representing 1.0% of net assets.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	231

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Germany ETF

	Year Ended March 31,

	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$20.70	$24.60	$25.55

Income from investment operations[b]:

Net investment income[c]	0.52	0.53	0.05

Net realized and unrealized gains (losses)	(3.92)	(3.83)	(1.00)

Total from investment operations	(3.40)	(3.30)	(0.95)

Less distributions from net investment income	(0.57)	(0.60)	—

Net asset value, end of year	$16.73	$20.70	$24.60

Total return[d]	(17.00)%	(13.72)%	(3.72)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	2.46%	2.44%	0.52%

Supplemental data

Net assets, end of year (000’s)	$4,182	$4,140	$2,460

Portfolio turnover rate[f]	5.74% [g]	10.75%	1.75%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 5.74%.

232	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Germany ETF

		Industry	Shares	Value
	Common Stocks 94.3%
	Germany 93.3%
	1&1 Drillisch AG	Wireless Telecommunication Services	200	$4,170
	Adidas AG	Textiles, Apparel & Luxury Goods	815	184,128
	Allianz SE	Insurance	1,760	302,960
	Aroundtown SA	Real Estate Management & Development	5,095	25,459
	BASF SE	Chemicals	3,880	183,683
	Bayer AG	Pharmaceuticals	4,165	241,527
	Bayerische Motoren Werke AG	Automobiles	1,360	70,308
	Bechtle AG	IT Services	115	14,751
	Beiersdorf AG	Personal Products	420	42,656
	Brenntag AG	Trading Companies & Distributors	655	24,314
	Carl Zeiss Meditec AG	Health Care Equipment & Supplies	155	15,026
	Commerzbank AG	Banks	4,390	15,937
	Continental AG	Auto Components	460	33,116
	Covestro AG	Chemicals	720	22,018
	CTS Eventim AG & Co. KGaA	Entertainment	250	11,296
	Daimler AG	Automobiles	3,415	103,120
a	Delivery Hero SE	Internet & Direct Marketing Retail	595	44,369
	Deutsche Bank AG	Capital Markets	8,660	56,719
	Deutsche Boerse AG	Capital Markets	775	106,296
	Deutsche Lufthansa AG	Airlines	995	9,348
	Deutsche Post AG	Air Freight & Logistics	4,130	112,271
	Deutsche Telekom AG	Diversified Telecommunication Services	13,680	177,333
	Deutsche Wohnen AG	Real Estate Management & Development	1,515	57,700
b	DWS Group GmbH & Co. KGaA, 144A	Capital Markets	150	3,710
	E.ON SE	Multi-Utilities	9,190	95,200
	Evonik Industries AG	Chemicals	805	16,844
	Fielmann AG	Specialty Retail	105	6,123
	Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	150	6,073
	Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	885	58,458
	Fresenius SE and Co. KGaA	Health Care Providers & Services	1,720	64,035
	Fuchs Petrolub SE	Chemicals	145	4,646
	GEA Group AG	Machinery	700	14,382
	Grenkeleasing AG	Consumer Finance	110	6,487
	Hannover Rueck SE	Insurance	255	36,654
	Hapag-Lloyd AG	Marine	115	8,984
	HeidelbergCement AG	Construction Materials	630	27,022
	Hella GmbH & Co. KGaA	Auto Components	190	5,537
	Henkel AG & Co. KGaA	Household Products	430	31,777
	Hochtief AG	Construction & Engineering	85	5,643
	Hugo Boss AG	Textiles, Apparel & Luxury Goods	265	6,720
	Infineon Technologies AG	Semiconductors & Semiconductor Equipment	5,275	77,733
	KION Group AG	Machinery	295	12,766
	Knorr-Bremse AG	Machinery	205	18,184
	Lanxess AG	Chemicals	350	13,987
	LEG Immobilien AG	Real Estate Management & Development	290	32,679
	Merck KGaA	Pharmaceuticals	550	56,498
	METRO AG	Food & Staples Retailing	715	6,173
	MTU Aero Engines AG	Aerospace & Defense	225	32,922
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Insurance	610	123,222
	Nemetschek AG	Software	230	11,427
a	Osram Licht AG	Electrical Equipment	310	11,055
	ProSiebenSat.1 Media SE	Media	825	6,545
	Puma SE	Textiles, Apparel & Luxury Goods	345	20,593
	Rational AG	Machinery	15	7,963
	Rheinmetall AG	Industrial Conglomerates	180	12,652
a,b	Rocket Internet SE, 144A	Internet & Direct Marketing Retail	240	4,851
	RWE AG	Multi-Utilities	2,425	63,754

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STATEMENT OF INVESTMENTS

Franklin FTSE Germany ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Germany (continued)
	SAP SE	Software	4,100	$462,469
c	Scout24 AG, Reg S	Interactive Media & Services	455	27,334
	Siemens AG	Industrial Conglomerates	3,205	272,438
	Siemens Healthineers AG	Health Care Equipment & Supplies	550	21,753
	Suedzucker AG	Food Products	335	4,804
	Symrise AG	Chemicals	535	49,897
a	Talanx AG	Insurance	160	5,435
a	TeamViewer AG	Software	410	16,371
	Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,770	6,866
a	thyssenkrupp AG	Metals & Mining	1,970	10,306
a	Traton SE	Machinery	215	3,005
	Uniper SE	Independent Power and Renewable Electricity Producers	825	20,359
	United Internet AG	Diversified Telecommunication Services	460	13,562
a	Varta AG	Electrical Equipment	60	4,325
	Volkswagen AG	Automobiles	135	17,983
	Vonovia SE	Real Estate Management & Development	2,300	113,212
	Wacker Chemie AG	Chemicals	65	3,246
	Wirecard AG	IT Services	485	55,691
a	Zalando SE	Internet & Direct Marketing Retail	630	24,187

				3,903,047

	Luxembourg 0.1%
	RTL Group SA	Media	165	5,562

	Netherlands 0.9%
a	QIAGEN NV	Life Sciences Tools & Services	930	37,358

	Total Common Stocks (Cost $5,351,524)			3,945,967

	Preferred Stocks 5.6%
	Germany 5.6%
d	Bayerische Motoren Werke AG, 8.989%, pfd.	Automobiles	240	10,313
d	Fuchs Petrolub SE, 2.939%, pfd.	Chemicals	290	10,284
d	Henkel AG & Co. KGaA, 2.527%, pfd.	Household Products	740	59,436
d	Porsche Automobil Holding SE, 5.714%, pfd.	Automobiles	650	27,587
d	Sartorius AG, 0.279%, pfd.	Health Care Equipment & Supplies	145	35,352
d	Volkswagen AG, 4.549%, pfd.	Automobiles	775	90,854

	Total Preferred Stocks (Cost $330,720)			233,826

	Total Investments (Cost $5,682,244) 99.9%			4,179,793
	Other Assets, less Liabilities 0.1%			2,307

	Net Assets 100.0%			$4,182,100

See Abbreviations on page 351.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $8,561, representing 0.2% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $27,334, representing 0.7% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Hong Kong ETF

	Year Ended March 31,

	2020	2019	2018[a]
Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.82	$26.17	$25.30

Income from investment operations[b]:

Net investment income[c]	0.77	0.66	0.16

Net realized and unrealized gains (losses)	(6.25)	0.59	0.78

Total from investment operations	(5.48)	1.25	0.94

Less distributions from net investment income	(0.76)	(0.60)	(0.07)

Net asset value, end of year	$20.58	$26.82	$26.17

Total return[d]	(20.90)%	4.97%	3.70%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	3.10%	2.67%	1.49%

Supplemental data

Net assets, end of year (000’s)	$15,433	$20,118	$7,852

Portfolio turnover rate[f]	5.99% [g]	5.33%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 5.99%.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, March 31, 2020

Franklin FTSE Hong Kong ETF

		Industry		Shares	Value
	Common Stocks 99.4%
	Cambodia 0.3%
	NagaCorp Ltd.	Hotels, Restaurants & Leisure		50,000	$51,026

	China 9.0%
	AAC Technologies Holdings Inc.	Electronic Equipment, Instruments & Components		22,500	116,696
a	Budweiser Brewing Co. APAC Ltd.	Beverages		39,500	101,924
	China Mengniu Dairy Co. Ltd.	Food Products		90,000	312,932
	China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure		80,000	10,012
a	FIH Mobile Ltd.	Electronic Equipment, Instruments & Components		105,000	11,786
	Kerry Logistics Network Ltd.	Air Freight & Logistics		18,500	22,937
	Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals		250,000	134,178
	Minth Group Ltd.	Auto Components		23,050	49,425
a	MMG Ltd.	Metals & Mining		80,000	11,457
	Nexteer Automotive Group Ltd.	Auto Components		25,000	12,547
a	Semiconductor Manufacturing International Corp.	Semiconductors & Semiconductor Equipment		102,500	161,336
	Shougang Fushan Resources Group Ltd.	Metals & Mining		120,000	21,830
	Shui On Land Ltd.	Real Estate Management & Development		115,000	19,288
	SITC International Holdings Co. Ltd.	Marine		40,000	37,415
	Tingyi Cayman Islands Holding Corp.	Food Products		62,000	101,428
	Towngas China Co. Ltd.	Gas Utilities		35,000	17,340
	Uni-President China Holdings Ltd.	Food Products		40,000	38,808
	Want Want China Holdings Ltd.	Food Products		185,000	134,139
	Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment		130,000	73,630

					1,389,108

	Hong Kong 83.8%
	AIA Group Ltd.	Insurance		361,000	3,267,253
	ASM Pacific Technology Ltd.	Semiconductors & Semiconductor Equipment		10,000	93,667
	BOC Hong Kong (Holdings) Ltd.	Banks		120,000	332,090
	Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure		10,000	16,411
	Cathay Pacific Airways Ltd.	Airlines		20,000	21,417
	Champion REIT	Equity Real Estate Investment Trusts (REITs	)	65,000	39,247
	Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail		36,000	25,499
	CK Asset Holdings Ltd.	Real Estate Management & Development		90,000	492,910
	CK Hutchison Holdings Ltd.	Industrial Conglomerates		89,000	600,537
	CK Infrastructure Holdings Ltd.	Electric Utilities		20,500	108,968
	CLP Holdings Ltd.	Electric Utilities		54,500	502,748
	Dah Sing Banking Group Ltd.	Banks		12,000	10,450
	Dah Sing Financial Group	Banks		4,000	11,379
	Dairy Farm International Holdings Ltd.	Food & Staples Retailing		10,000	46,000
	Guotai Junan International holdings Ltd.	Capital Markets		105,000	13,818
	Haitong International Securities Group Ltd.	Capital Markets		85,000	21,714
	Hang Lung Group Ltd.	Real Estate Management & Development		30,000	63,244
	Hang Lung Properties Ltd.	Real Estate Management & Development		67,000	136,059
	Hang Seng Bank Ltd.	Banks		24,000	410,275
	Henderson Land Development Co. Ltd.	Real Estate Management & Development		43,000	163,936
	Hong Kong and China Gas Co. Ltd.	Gas Utilities		327,000	539,171
	Hong Kong Exchanges and Clearing Ltd.	Capital Markets		42,000	1,266,898
	Hongkong Land Holdings Ltd.	Real Estate Management & Development		38,500	144,375
	Huabao International Holdings Ltd.	Chemicals		30,000	10,915
	Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services		40,000	6,606
	Hysan Development Co. Ltd.	Real Estate Management & Development		20,000	65,025
	Jardine Matheson Holdings Ltd.	Industrial Conglomerates		7,000	350,000
	Jardine Strategic Holdings Ltd.	Industrial Conglomerates		6,000	133,200
	Johnson Electric Holdings Ltd.	Electrical Equipment		12,500	19,675
	Kerry Properties Ltd.	Real Estate Management & Development		20,000	52,768
	Li & Fung Ltd.	Textiles, Apparel & Luxury Goods		190,000	25,004

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Hong Kong (continued)
	Lifestyle International Holdings Ltd.	Multiline Retail		15,000	$12,599
	Link REIT	Equity Real Estate Investment Trusts (REITs	)	69,000	584,874
	Melco International Development Ltd.	Hotels, Restaurants & Leisure		26,000	37,704
	MTR Corp. Ltd.	Road & Rail		47,500	245,439
	New World Development Co. Ltd.	Real Estate Management & Development		190,000	204,441
	NWS Holdings Ltd.	Industrial Conglomerates		47,000	48,329
	PCCW Ltd.	Diversified Telecommunication Services		140,000	77,127
	Power Assets Holdings Ltd.	Electric Utilities		45,500	272,088
	Sa Sa International Holdings Ltd.	Specialty Retail		40,000	5,986
	Samsonite International SA	Textiles, Apparel & Luxury Goods		43,500	41,418
	Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure		40,000	27,094
	Shun Tak Holdings Ltd.	Industrial Conglomerates		60,000	20,514
	Sino Land Co. Ltd.	Real Estate Management & Development		110,000	139,648
	Sun Art Retail Group Ltd.	Food & Staples Retailing		72,500	107,568
	Sun Hung Kai Properties Ltd.	Real Estate Management & Development		47,500	626,314
	Swire Pacific Ltd., A	Real Estate Management & Development		16,500	106,333
	Swire Pacific Ltd., B	Real Estate Management & Development		30,000	30,693
	Swire Properties Ltd.	Real Estate Management & Development		35,000	98,440
	Techtronic Industries Co. Ltd.	Machinery		41,500	269,317
	Television Broadcasts Ltd.	Media		9,500	11,828
	The Bank of East Asia Ltd.	Banks		42,000	90,384
	The Wharf Holdings Ltd.	Real Estate Management & Development		30,000	53,181
	United Energy Group Ltd.	Oil, Gas & Consumable Fuels		250,000	48,381
	Vitasoy International Holdings Ltd.	Food Products		27,000	81,861
	VTech Holdings Ltd.	Communications Equipment		5,500	39,773
b	WH Group Ltd., Reg S	Food Products		280,000	261,905
	Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development		35,000	144,048
	Wheelock and Co. Ltd.	Real Estate Management & Development		21,000	143,325
	Xinyi Glass Holdings Ltd.	Auto Components		70,000	80,378
	Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods		22,500	34,486

					12,936,735

	Indonesia 0.1%
	First Pacific Co. Ltd.	Diversified Financial Services		80,000	14,863

	Italy 0.3%
	PRADA SpA	Textiles, Apparel & Luxury Goods		17,000	49,788

	Luxembourg 0.1%
	L’Occitane International SA	Personal Products		15,000	21,868

	Macau 5.4%
	Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure		71,000	378,775
a	Macau Legend Development Ltd.	Hotels, Restaurants & Leisure		55,000	6,244
	MGM China Holdings Ltd.	Hotels, Restaurants & Leisure		24,000	24,555
	Sands China Ltd.	Hotels, Restaurants & Leisure		80,000	293,127
	SJM Holdings Ltd.	Hotels, Restaurants & Leisure		60,000	50,704
	Wynn Macau Ltd.	Hotels, Restaurants & Leisure		48,000	72,952

					826,357

	Singapore 0.3%
	BOC Aviation Ltd.	Trading Companies & Distributors		7,000	44,795

	Taiwan 0.1%
	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components		35,000	7,496

	Total Investments (Cost $18,647,955) 99.4%				15,342,036
	Other Assets, less Liabilities 0.6%				91,281

	Net Assets 100.0%				$15,433,317

See Abbreviations on page 351.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Hong Kong ETF (continued)

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $261,905, representing 1.7% of net assets.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
HKG Mini Hang Seng Index	Long	2	$61,206	4/28/20	$5,668

*As	of period end.

See Note 8 regarding other derivative information.

238	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE India ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.36	$22.74	$23.72

Income from investment operations[b]:

Net investment income[c]	0.26	0.29	0.09

Net realized and unrealized gains (losses)	(7.43)	0.53	(1.07)

Total from investment operations	(7.17)	0.82	(0.98)

Less distributions from net investment income	(0.21)	(0.20)	—

Net asset value, end of year	$15.98	$23.36	$22.74

Total return[d]	(30.98)%	3.66%	(4.13)%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%

Net investment income	1.20%	1.33%	2.78%

Supplemental data

Net assets, end of year (000’s)	$8,790	$7,007	$2,274

Portfolio turnover rate[f]	36.55% [g]	8.03%	1.59%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 6.83%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	239

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE India ETF

		Industry		Shares	Value
	Common Stocks 99.7%
	India 99.7%
a	3M India Ltd.	Industrial Conglomerates		44	$10,951
	ABB India Ltd.	Electrical Equipment		1,100	13,601
a	ABB Power Products & Systems India Ltd.	Electrical Equipment		291	2,884
	ACC Ltd.	Construction Materials		990	12,674
	Adani Enterprises Ltd.	Trading Companies & Distributors		5,819	10,584
	Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure		15,147	50,316
a	Adani Power Ltd.	Independent Power and Renewable Electricity Producers		20,405	7,485
a	Aditya Birla Capital Ltd.	Diversified Financial Services		12,155	6,772
	Alkem Laboratories Ltd.	Pharmaceuticals		891	27,393
	Ambuja Cements Ltd.	Construction Materials		17,050	35,091
	Ashok Leyland Ltd.	Machinery		25,861	14,716
	Asian Paints Ltd.	Chemicals		6,336	139,574
	AU Small Finance Bank Ltd.	Banks		3,278	21,897
	Aurobindo Pharma Ltd.	Pharmaceuticals		5,841	31,899
[a]	Avenue Supermarts Ltd.	Food & Staples Retailing		2,684	77,609
	Axis Bank Ltd.	Banks		43,483	217,843
	Bajaj Auto Ltd.	Automobiles		1,914	51,166
	Bajaj Finance Ltd.	Consumer Finance		3,971	116,309
	Bajaj Finserv Ltd.	Insurance		847	51,404
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services		594	14,122
	Bandhan Bank Ltd	Banks		13,838	37,270
a	Bank of Baroda	Banks		20,394	14,436
a	Bank of India	Banks		6,611	2,818
	Bata India Ltd.	Textiles, Apparel & Luxury Goods		682	11,098
	Berger Paints India Ltd.	Chemicals		5,126	33,740
	Bharat Electronics Ltd.	Aerospace & Defense		12,914	12,709
	Bharat Forge Ltd.	Auto Components		4,092	12,709
	Bharat Heavy Electricals Ltd.	Electrical Equipment		18,216	5,008
	Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels		22,055	92,388
a	Bharti Airtel Ltd.	Wireless Telecommunication Services		38,489	224,316
	Bharti Infratel Ltd.	Diversified Telecommunication Services		19,019	40,225
	Biocon Ltd.	Biotechnology		6,270	22,423
	Bosch Ltd.	Auto Components		154	19,126
	Britannia Industries Ltd.	Food Products		1,276	45,354
	Cadila Healthcare Ltd.	Pharmaceuticals		5,456	19,274
a	Canara Bank Ltd.	Banks		6,424	7,685
	Castrol India Ltd.	Chemicals		10,659	14,012
	Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance		4,279	8,646
	Cipla Ltd.	Pharmaceuticals		7,128	39,842
	Coal India Ltd.	Oil, Gas & Consumable Fuels		32,065	59,361
	Colgate-Palmolive India Ltd.	Personal Products		1,452	24,044
	Container Corp. of India Ltd.	Road & Rail		4,554	19,964
	Cummins India Ltd.	Machinery		1,485	6,413
	Dabur India Ltd.	Personal Products		11,715	69,693
a	Dalmia Bharat Ltd.	Construction Materials		1,023	6,634
	Divi’s Laboratories Ltd.	Life Sciences Tools & Services		1,760	46,275
	DLF Ltd.	Real Estate Management & Development		13,090	23,783
	Dr Reddy’s Laboratories Ltd.	Pharmaceuticals		1,793	73,964
	Eicher Motors Ltd.	Automobiles		297	51,413
	Emami Ltd.	Personal Products		2,376	5,338
a	Embassy Office Parks REIT	Equity Real Estate Investment Trusts (REITs	)	3,600	16,691
	Exide Industries Ltd.	Auto Components		4,543	7,903
	Federal Bank Ltd.	Banks		32,373	17,566
a	Future Retail Ltd.	Multiline Retail		4,774	4,941
	GAIL India Ltd.	Gas Utilities		24,035	24,321
	Gillette India Ltd.	Personal Products		176	12,726

240	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	GlaxoSmithKline Consumer Healthcare Ltd.	Food Products	220	$29,006
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	3,025	8,231
a	GMR Infrastructure Ltd.	Transportation Infrastructure	31,856	6,885
	Godrej Consumer Products Ltd.	Personal Products	8,140	56,043
	Godrej Industries Ltd.	Industrial Conglomerates	1,551	5,805
a	Godrej Properties Ltd.	Real Estate Management & Development	1,331	10,614
	Grasim Industries Ltd.	Construction Materials	7,117	44,790
	Havell’s India Ltd.	Electrical Equipment	5,313	33,742
	HCL Technologies Ltd.	IT Services	23,870	137,696
	HDFC Asset Management Co. Ltd.	Capital Markets	957	26,727
a	HDFC Life Insurance Co. Ltd.	Insurance	12,221	71,297
a,b	Hemisphere Properties India Ltd.	Real Estate Management & Development	2,002	4,414
	Hero Motocorp Ltd.	Automobiles	2,167	45,730
	Hindalco Industries Ltd.	Metals & Mining	19,756	24,992
	Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	13,431	33,750
	Hindustan Unilever Ltd.	Household Products	15,642	475,248
a	Hindustan Zinc Ltd.	Metals & Mining	5,192	10,665
	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	38,005	820,422
	ICICI Bank Ltd.	Banks	14,212	60,820
c,d	ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	4,015	57,406
c	ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	6,732	31,653
a	IDFC First Bank Ltd.	Banks	51,568	14,383
	IDFC Ltd.	Diversified Financial Services	5,896	1,157
	Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	7,128	9,116
	Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	46,915	50,635
	Info Edge India Ltd.	Interactive Media & Services	1,353	36,396
	Infosys Ltd.	IT Services	81,708	692,859
c	InterGlobe Aviation Ltd., Reg S	Airlines	2,134	30,074
	ITC Ltd.	Tobacco	65,010	147,548
a	Jindal Steel & Power Ltd.	Metals & Mining	8,943	9,717
	JSW Energy Ltd.	Independent Power and Renewable Electricity Producers	8,569	4,837
	JSW Steel Ltd.	Metals & Mining	26,015	50,293
	Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,595	31,023
	Kansai Nerolac Paints Ltd.	Chemicals	2,860	14,648
	L&T Finance Holdings Ltd.	Diversified Financial Services	10,538	7,146
c	Larsen & Toubro Infotech Ltd., Reg S	IT Services	627	11,842
	Larsen & Toubro Ltd.	Construction & Engineering	7,447	79,588
	LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	5,434	16,902
	Lupin Ltd.	Pharmaceuticals	4,906	38,239
	Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	6,501	12,649
	Mahindra & Mahindra Ltd.	Automobiles	12,859	48,435
	Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	4,400	1,346
	Marico Ltd.	Personal Products	9,977	36,248
	Maruti Suzuki India Ltd.	Automobiles	2,673	151,519
	Motherson Sumi Systems Ltd.	Auto Components	20,856	16,831
	Mphasis Ltd.	IT Services	1,617	14,202
	MRF Ltd.	Auto Components	22	16,915
	Muthoot Finance Ltd.	Consumer Finance	2,123	17,207
	Nestle India Ltd.	Food Products	506	109,028
	NHPC Ltd.	Independent Power and Renewable Electricity Producers	53,570	14,127
	Nippon Life India Asset Management Ltd.	Capital Markets	3,234	10,653
	NMDC Ltd.	Metals & Mining	16,280	17,216
	NTPC Ltd.	Independent Power and Renewable Electricity Producers	52,481	58,411
	Oberoi Realty Ltd.	Real Estate Management & Development	1,925	8,442

franklintempleton.com	Annual Report	241

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	66,726	$60,242
	Oil India Ltd.	Oil, Gas & Consumable Fuels	5,819	6,357
a	Oracle Financial Services Software Ltd.	Software	473	12,653
	Page Industries Ltd.	Textiles, Apparel & Luxury Goods	110	24,666
	Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	11,605	30,634
	Pidilite Industries Ltd.	Chemicals	2,695	48,320
	Piramal Enterprises Ltd.	Pharmaceuticals	2,299	28,551
	Power Finance Corp., Ltd.	Diversified Financial Services	14,025	17,047
	Power Grid Corp. of India Ltd.	Electric Utilities	40,469	85,109
a	Punjab National Bank Ltd.	Banks	21,197	9,064
	Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	3,069	22,217
c	RBL Bank Ltd., Reg S	Banks	8,283	14,836
	REC Ltd.	Diversified Financial Services	14,432	16,931
	Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	68,574	1,009,558
	SBI Life Insurance Co. Ltd.	Insurance	8,228	69,717
	Shree Cement Ltd.	Construction Materials	187	43,372
	Shriram Transport Finance Co. Ltd.	Consumer Finance	3,696	32,277
	Siemens Ltd.	Industrial Conglomerates	1,881	27,684
a	State Bank of India	Banks	39,446	102,641
	Steel Authority of India Ltd.	Metals & Mining	22,132	6,743
	Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	24,189	112,646
	Sun TV Network Ltd.	Media	1,870	7,068
	Tata Communications Ltd.	Diversified Telecommunication Services	1,507	4,644
	Tata Consultancy Services Ltd.	IT Services	19,877	479,799
a	Tata Motors Ltd.	Automobiles	23,837	22,387
a	Tata Motors Ltd., A	Automobiles	8,371	3,425
	Tata Power Co. Ltd.	Electric Utilities	20,867	9,061
	Tata Steel Ltd.	Metals & Mining	5,995	21,365
	Tech Mahindra Ltd.	IT Services	10,219	76,388
	Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	6,875	84,852
	Torrent Pharmaceuticals Ltd.	Pharmaceuticals	891	23,223
	Torrent Power Ltd.	Electric Utilities	2,530	9,332
	TVS Motor Co. Ltd.	Automobiles	2,508	9,864
	UltraTech Cement Ltd.	Construction Materials	2,376	101,912
a	Union Bank of India Ltd.	Banks	13,453	5,104
	United Breweries Ltd.	Beverages	1,463	17,769
a	United Spirits Ltd.	Beverages	6,578	42,137
	UPL Ltd.	Chemicals	11,858	51,177
	Vedanta Ltd.	Metals & Mining	36,894	31,553
a	Vodafone Idea Ltd.	Wireless Telecommunication Services	180,103	7,380
	Voltas Ltd.	Construction & Engineering	2,200	13,869
	Whirlpool of India Ltd.	Household Durables	671	16,133
	Wipro Ltd.	IT Services	30,173	78,453
	Yes Bank Ltd.	Banks	31,573	9,369
	Zee Entertainment Enterprises Ltd.	Media	19,745	32,351

	Total Investments (Cost $11,426,059) 99.7%			8,763,847
	Other Assets, less Liabilities 0.3%			26,107

	Net Assets 100.0%			$8,789,954

See Abbreviations on page 351.

aNon-income producing.

bFair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $145,811, representing 1.7% of net assets.

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STATEMENT OF INVESTMENTS

Franklin FTSE India ETF (continued)

dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $57,406, representing 0.7% of net assets.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
SGX Nifty 50	Long	1	$17,141	4/30/20	$1,682

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Italy ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.13	$26.27	$25.51

Income from investment operations[b]:

Net investment income[c]	0.90	0.46	0.11

Net realized and unrealized gains (losses)	(5.52)	(2.99)	0.70

Total from investment operations	(4.62)	(2.53)	0.81

Less distributions from net investment income	(0.90)	(0.61)	(0.05)

Net asset value, end of year	$17.61	$23.13	$26.27

Total return[d]	(20.84)%	(9.67)%	3.19%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	3.85%	2.05%	1.01%

Supplemental data

Net assets, end of year (000’s)	$2,641	$10,410	$2,627

Portfolio turnover rate[f]	9.89% [g]	16.67%	3.09%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 9.89%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Italy ETF

		Industry	Shares	Value

	Common Stocks 100.0%
	Italy 93.2%
	A2A SpA	Multi-Utilities	15,888	$19,752
	Amplifon SpA	Health Care Providers & Services	1,224	25,142
	Assicurazioni Generali SpA	Insurance	11,979	163,117
	Atlantia SpA	Transportation Infrastructure	5,073	63,623
	Banca Mediolanum SpA	Diversified Financial Services	2,955	15,077
a	Banco BPM SpA	Banks	15,621	20,568
	Buzzi Unicem SpA	Construction Materials	690	12,621
	Buzzi Unicem SpA, di Risp	Construction Materials	408	3,828
	Davide Campari-Milano SpA	Beverages	5,703	40,987
	DiaSorin SpA	Health Care Equipment & Supplies	231	30,593
	Enel SpA	Electric Utilities	71,442	496,913
	Eni SpA	Oil, Gas & Consumable Fuels	23,286	235,576
	Ferrari NV	Automobiles	825	128,136
	FinecoBank Banca Fineco SpA	Banks	6,264	56,979
	Hera SpA	Multi-Utilities	8,391	30,089
b	Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	2,466	26,733
	Intesa Sanpaolo SpA	Banks	138,465	226,134
	Italgas Reti SpA	Gas Utilities	5,037	27,573
	Leonardo SpA	Aerospace & Defense	3,987	26,563
a	Mediaset SpA	Media	3,171	6,750
	Mediobanca Banca di Credito Finanziario SpA	Banks	8,256	45,548
	Moncler SpA	Textiles, Apparel & Luxury Goods	1,992	72,763
a	Nexi SpA	IT Services	3,072	39,970
	Pirelli & C SpA	Auto Components	4,443	15,917
b	Poste Italiane SpA, Reg S	Insurance	4,701	39,821
	Prysmian SpA	Electrical Equipment	2,574	41,235
	Recordati SpA	Pharmaceuticals	990	41,865
a	Saipem SpA	Energy Equipment & Services	5,790	14,231
	Salvatore Ferragamo SpA	Textiles, Apparel & Luxury Goods	690	9,161
	Snam SpA	Gas Utilities	20,505	94,586
a	Telecom Italia SpA/Milano	Diversified Telecommunication Services	109,227	44,632
	Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	61,857	24,468
	Tenaris SA	Energy Equipment & Services	4,812	29,462
	Terna Rete Elettrica Nazionale SpA	Electric Utilities	13,638	86,344
	UniCredit SpA	Banks	20,805	163,154
	Unione di Banche Italiane SpA	Banks	9,846	26,004
	UnipolSai Assicurazioni SpA	Insurance	5,958	14,644

				2,460,559

	Netherlands 2.1%
	EXOR NV	Diversified Financial Services	1,074	55,387

	United Kingdom 4.7%
	CNH Industrial NV	Machinery	10,179	58,257
	Fiat Chrysler Automobiles NV	Automobiles	9,177	66,177

				124,434

	Total Investments (Cost $3,522,911) 100.0%			2,640,380
	Other Assets, less Liabilities 0.0%†			940

	Net Assets 100.0%			$2,641,320

See Abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $66,554, representing 2.5% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.18	$26.69	$25.91

Income from investment operations[b]:

Net investment income[c]	0.56	0.59	0.44

Net realized and unrealized gains (losses)	(2.22)	(2.76)	0.37

Total from investment operations	(1.66)	(2.17)	0.81

Less distributions from net investment income	(0.59)	(0.34)	(0.03)

Net asset value, end of year	$21.93	$24.18	$26.69

Total return[d]	(7.15)%	(8.10)%	3.11%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%

Expenses net waiver and payments by affiliates	0.09%	0.09%	—%

Net investment income	2.30%	2.39%	4.07%

Supplemental data

Net assets, end of year (000’s)	$315,851	$290,205	$96,082

Portfolio turnover rate[f]	4.59% [g]	4.35%	0.93%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 4.51%.

246	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Japan ETF

	Industry	Shares	Value
Common Stocks 98.7%
Japan 98.7%
ABC-Mart Inc.	Specialty Retail	2,400	$120,272
Acom Co. Ltd.	Consumer Finance	36,000	146,394
Advantest Corp.	Semiconductors & Semiconductor Equipment	19,200	771,877
AEON Co. Ltd.	Food & Staples Retailing	67,200	1,493,333
AEON Financial Service Co. Ltd.	Consumer Finance	12,000	128,720
AEON Mall Co. Ltd.	Real Estate Management & Development	12,000	151,508
AGC Inc.	Building Products	16,800	413,795
Aica Kogyo Co. Ltd.	Building Products	4,800	137,613
AIN Holdings Inc.	Food & Staples Retailing	2,400	141,170
Air Water Inc.	Chemicals	16,800	231,252
Aisin Seiki Co. Ltd.	Auto Components	16,800	414,573
Ajinomoto Co. Inc.	Food Products	48,000	893,928
Alfresa Holdings Corp.	Health Care Providers & Services	16,800	313,419
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	19,200	186,567
Amada Co. Ltd.	Machinery	31,200	246,525
Amano Corp.	Electronic Equipment, Instruments & Components	7,200	159,200
ANA Holdings Inc.	Airlines	9,600	234,676
Anritsu Corp.	Electronic Equipment, Instruments & Components	12,000	222,982
Aozora Bank Ltd.	Banks	12,000	229,207
Ariake Japan Co. Ltd.	Food Products	1,700	107,397
Asahi Group Holdings Ltd.	Beverages	36,000	1,170,488
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	16,800	415,818
Asahi Kasei Corp.	Chemicals	120,000	850,132
Asics Corp.	Textiles, Apparel & Luxury Goods	16,800	155,465
ASKUL Corp.	Internet & Direct Marketing Retail	2,400	71,141
Astellas Pharma Inc.	Pharmaceuticals	177,600	2,749,012
Autobacs Seven Co. Ltd.	Specialty Retail	4,800	55,401
Azbil Corp.	Electronic Equipment, Instruments & Components	12,000	311,685
Bandai Namco Holdings Inc.	Leisure Equipment & Products	19,200	932,122
Benefit One Inc.	Professional Services	4,800	62,693
Benesse Holdings Inc.	Diversified Consumer Services	7,200	183,476
BIC CAMERA Inc.	Specialty Retail	14,400	116,715
Bridgestone Corp.	Auto Components	55,200	1,699,130
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	21,600	330,938
Calbee Inc.	Food Products	7,200	194,815
CANON Inc.	Technology Hardware, Storage & Peripherals	96,000	2,097,763
Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components	4,800	95,329
Capcom Co. Ltd.	Entertainment	9,600	301,459
Casio Computer Co. Ltd.	Household Durables	21,600	303,526
Central Japan Railway Co.	Road & Rail	17,300	2,775,564
Chubu Electric Power Co. Inc.	Electric Utilities	67,200	948,973
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	20,800	2,408,411
Chuo Mitsui Trust Holdings Inc.	Banks	36,000	1,041,767
Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	26,400	93,906
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	14,400	295,990
COMSYS Holdings Corp.	Construction & Engineering	9,600	247,481
Concordia Financial Group Ltd.	Banks	105,600	308,128
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	7,200	101,442
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	850	202,983
Credit Saison Co. Ltd.	Consumer Finance	14,400	167,536
CyberAgent Inc.	Media	9,600	372,600
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	26,400	562,701
Daicel Corp.	Chemicals	26,400	192,947
Daido Steel Co. Ltd.	Metals & Mining	2,400	77,366
Daifuku Co. Ltd.	Machinery	9,600	609,143
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	60,000	4,131,722
Daiichikosho Co. Ltd.	Entertainment	4,800	128,098
Daikin Industries Ltd.	Building Products	25,370	3,095,020
Daishi Hokuetsu Financial Group Inc.	Banks	4,800	105,066

franklintempleton.com	Annual Report	247

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	6,348	$591,845
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	62,400	1,547,645
Daiwa Securities Group Inc.	Capital Markets	144,000	559,166
DeNA Co. Ltd.	Entertainment	9,600	105,110
Denka Co. Ltd.	Chemicals	7,200	151,863
Denso Corp.	Auto Components	43,200	1,396,982
Dentsu Group Inc.	Media	21,600	417,574
DIC Corp.	Chemicals	7,200	159,600
Disco Corp.	Semiconductors & Semiconductor Equipment	2,677	529,672
DMG Mori Co. Ltd.	Machinery	9,600	80,211
Dowa Holdings Co. Ltd.	Metals & Mining	4,800	125,786
East Japan Railway Co.	Road & Rail	34,400	2,605,293
EBARA Corp.	Machinery	9,600	182,921
Eisai Co. Ltd.	Pharmaceuticals	25,400	1,866,031
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	16,800	338,941
Ezaki Glico Co. Ltd.	Food Products	4,800	201,862
FamilyMart Co. Ltd.	Food & Staples Retailing	21,600	387,762
Fancl Corp.	Personal Products	7,200	161,867
FANUC Corp.	Machinery	18,600	2,524,969
Fast Retailing Co. Ltd.	Specialty Retail	4,900	2,005,752
FP Corp.	Containers & Packaging	2,400	159,400
Fuji Electric Co. Ltd.	Electrical Equipment	12,000	272,225
Fuji Media Holdings Inc.	Media	4,800	47,887
Fuji Oil Holdings Inc.	Food Products	4,800	115,959
Fuji Seal International Inc.	Containers & Packaging	4,800	85,013
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	33,600	1,692,839
Fujikura Ltd.	Electrical Equipment	26,400	76,543
Fujitsu General Ltd.	Household Durables	4,800	86,836
Fujitsu Ltd.	IT Services	18,400	1,662,656
Fukuoka Financial Group Inc.	Banks	14,400	190,880
Fukuyama Transporting Co. Ltd.	Road & Rail	2,400	85,925
Furukawa Electric Co. Ltd.	Electrical Equipment	4,800	87,370
Fuyo General Lease Co. Ltd.	Diversified Financial Services	2,400	121,829
Glory Ltd.	Machinery	4,800	110,713
GMO Internet Inc.	IT Services	4,800	80,745
GMO Payment Gateway Inc.	IT Services	3,500	245,751
Goldwin Inc.	Textiles, Apparel & Luxury Goods	3,600	200,750
GS Yuasa Corp.	Electrical Equipment	7,200	96,974
GungHo Online Entertainment Inc.	Entertainment	3,250	45,519
Gunma Bank Ltd.	Banks	38,400	116,671
H2O Retailing Corp.	Multiline Retail	7,200	52,755
Hachijuni Bank Ltd.	Banks	43,200	156,465
Hakuhodo DY Holdings Inc.	Media	21,600	218,091
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	12,000	491,316
Hankyu Hanshin Holdings Inc.	Road & Rail	21,600	727,303
Haseko Corp.	Household Durables	26,400	282,940
Heiwa Corp.	Leisure Equipment & Products	4,800	89,860
Hikari Tsushin Inc.	Specialty Retail	2,400	403,057
Hino Motors Ltd.	Machinery	26,400	142,081
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	3,200	331,990
HIS Co. Ltd.	Hotels, Restaurants & Leisure	2,400	31,413
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	7,200	336,140
Hitachi Capital Corp.	Consumer Finance	4,800	90,571
Hitachi Chemical Co. Ltd.	Chemicals	9,600	408,170
Hitachi Construction Machinery Co. Ltd.	Machinery	9,600	194,659
Hitachi High-Tech Corp.	Electronic Equipment, Instruments & Components	5,900	436,126
Hitachi Ltd.	Electronic Equipment, Instruments & Components	88,800	2,585,322
Hitachi Metals Ltd.	Metals & Mining	19,200	202,573
Hitachi Transport System Ltd.	Road & Rail	4,800	104,444

248	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hokugin Financial Group Inc.	Banks	12,000	$107,600
	Hokuriku Electric Power Co.	Electric Utilities	16,800	117,805
	Honda Motor Co. Ltd.	Automobiles	165,600	3,727,553
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	3,500	174,425
	Hoshizaki Corp.	Machinery	4,800	360,595
	House Foods Group Inc.	Food Products	7,200	235,098
	Hoya Corp.	Health Care Equipment & Supplies	36,000	3,067,945
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	9,600	210,843
	Ichigo Inc.	Real Estate Management & Development	19,200	44,463
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	21,600	495,807
	IHI Corp.	Machinery	12,000	140,281
	Iida Group Holdings Co. Ltd.	Household Durables	14,400	199,683
	INPEX Corp.	Oil, Gas & Consumable Fuels	86,400	487,243
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	33,600	196,082
	Isuzu Motors Ltd.	Automobiles	48,000	318,044
	Ito En Ltd.	Beverages	4,800	254,328
	ITOCHU Corp.	Trading Companies & Distributors	129,600	2,692,122
	ITOCHU Techno-Solutions Corp.	IT Services	9,600	274,337
	Itoham Yonekyu Holdings Inc.	Food Products	12,000	70,807
	Izumi Co. Ltd.	Multiline Retail	4,800	132,500
	J Front Retailing Co. Ltd.	Multiline Retail	24,000	199,639
	Japan Airlines Co. Ltd.	Airlines	12,000	221,203
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	4,800	185,633
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components	4,800	57,846
	Japan Exchange Group Inc.	Capital Markets	50,400	889,837
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	2,400	39,505
	Japan Post Bank Co. Ltd.	Banks	38,400	354,637
	Japan Post Holdings Co. Ltd.	Insurance	127,200	996,462
	Japan Post Insurance Co. Ltd.	Insurance	16,800	208,687
	Japan Tobacco Inc.	Tobacco	112,800	2,085,580
	JCR Pharmaceuticals Co., Ltd.	Pharmaceuticals	1,200	104,710
	JFE Holdings Inc.	Metals & Mining	48,000	312,575
	JGC Holdings Corp.	Construction & Engineering	21,600	173,672
	JSR Corp.	Chemicals	16,800	310,151
	JTEKT Corp.	Auto Components	21,600	147,061
	Justsystems Corp.	Software	2,400	109,268
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	288,000	987,611
	K’s Holdings Corp.	Specialty Retail	16,800	159,200
	Kagome Co. Ltd.	Food Products	7,200	187,078
	Kajima Corp.	Construction & Engineering	43,200	443,785
	Kakaku.com Inc.	Interactive Media & Services	12,000	220,647
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	111,824
	Kamigumi Co. Ltd.	Transportation Infrastructure	9,600	162,557
	Kandenko Co. Ltd.	Construction & Engineering	9,600	76,565
	Kaneka Corp.	Chemicals	4,800	115,159
	Kansai Electric Power Co. Inc.	Electric Utilities	69,600	775,912
	Kansai Mirai Financial Group Inc	Banks	16,800	60,536
	Kansai Paint Co. Ltd.	Chemicals	19,200	366,019
	KAO Corp.	Personal Products	45,174	3,694,932
	Kawasaki Heavy Industries Ltd.	Machinery	14,400	209,287
a	Kawasaki Kisen Kaisha Ltd.	Marine	7,200	54,156
	KDDI Corp.	Wireless Telecommunication Services	163,200	4,822,454
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	9,600	426,845
	Keikyu Corp.	Road & Rail	24,000	403,946
	Keio Corp.	Road & Rail	12,000	710,296
	Keisei Electric Railway Co. Ltd.	Road & Rail	14,400	416,173
	Kewpie Corp.	Food Products	9,600	192,169
	Keyence Corp.	Electronic Equipment, Instruments & Components	17,232	5,559,637
	Kikkoman Corp.	Food Products	16,800	716,632

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Kinden Corp.	Construction & Engineering	12,000	$177,296
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	16,800	778,102
	Kirin Holdings Co. Ltd.	Beverages	76,800	1,520,634
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	61,826
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	5,500	509,472
	Kobe Bussan Co Ltd	Food & Staples Retailing	2,600	102,598
	Kobe Steel Ltd.	Metals & Mining	28,800	89,104
	Koei Tecmo Holdings Co. Ltd.	Entertainment	4,800	123,829
	Koito Manufacturing Co. Ltd.	Auto Components	12,000	406,280
	Kokuyo Co. Ltd.	Commercial Services & Supplies	7,200	100,842
	Komatsu Ltd.	Machinery	88,800	1,462,932
	Konami Holdings Corp.	Entertainment	9,600	294,790
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	43,200	175,673
	KOSE Corp.	Personal Products	2,400	296,346
	Kotobuki Spirits Co. Ltd.	Food Products	2,400	108,156
	Kubota Corp.	Machinery	105,600	1,351,363
	Kuraray Co. Ltd.	Chemicals	33,600	339,875
	Kurita Water Industries Ltd.	Machinery	9,600	222,137
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	1,000	83,183
	Kyocera Corp.	Electronic Equipment, Instruments & Components	28,800	1,709,512
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	2,400	53,000
	Kyowa Exeo Corp.	Construction & Engineering	9,600	213,956
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	24,000	538,447
	Kyudenko Corp.	Construction & Engineering	4,800	129,965
	Kyushu Electric Power Co. Inc.	Electric Utilities	43,200	347,745
	Kyushu Financial Group Inc.	Banks	36,000	137,724
	Kyushu Railway Co.	Road & Rail	14,400	413,506
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	7,200	337,474
	Lawson Inc.	Food & Staples Retailing	4,800	263,665
a	Line Corp.	Interactive Media & Services	4,800	231,652
	LINTEC Corp.	Chemicals	4,800	101,109
	Lion Corp.	Household Products	24,000	514,214
	LIXIL Group Corp.	Building Products	24,000	299,013
	M3 Inc.	Health Care Technology	40,800	1,207,503
	Mabuchi Motor Co. Ltd.	Electrical Equipment	4,800	143,171
	Maeda Corp.	Construction & Engineering	12,000	88,592
	Maeda Road Construction Co. Ltd.	Construction & Engineering	4,800	89,860
	Makita Corp.	Machinery	24,000	736,974
	Mani Inc.	Health Care Equipment & Supplies	4,800	117,782
	Marubeni Corp.	Trading Companies & Distributors	148,800	742,932
	Maruha Nichiro Corp.	Food Products	2,400	50,199
	Marui Group Co. Ltd.	Multiline Retail	19,200	322,801
	Maruichi Steel Tube Ltd.	Metals & Mining	4,800	115,559
	Matsui Securities Co. Ltd.	Capital Markets	9,600	70,518
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	7,200	262,109
	Mazda Motor Corp.	Automobiles	55,200	292,477
	Mebuki Financial Group Inc.	Banks	96,000	195,637
	Medipal Holdings Corp.	Health Care Providers & Services	14,400	269,179
	Megmilk Snow Brand Co. Ltd.	Food Products	4,800	109,201
	Meiji Holdings Co. Ltd.	Food Products	12,000	853,689
	Minebea Mitsumi Inc.	Machinery	40,800	609,987
	Miraca Holdings Inc.	Health Care Providers & Services	4,800	101,287
	MISUMI Group Inc.	Machinery	26,400	575,907
	Mitsubishi Chemical Holdings Corp.	Chemicals	122,400	728,810
	Mitsubishi Corp.	Trading Companies & Distributors	115,200	2,445,286
	Mitsubishi Electric Corp.	Electrical Equipment	189,600	2,344,644
	Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	110,400	1,631,124
	Mitsubishi Gas Chemical Co. Inc.	Chemicals	16,800	183,010
	Mitsubishi Heavy Industries Ltd.	Machinery	26,400	668,223

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi Logistics Corp.	Transportation Infrastructure	7,200	$145,527
Mitsubishi Materials Corp.	Metals & Mining	12,000	246,214
Mitsubishi Motors Corp.	Automobiles	60,000	170,071
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	2,400	61,781
Mitsubishi UFJ Financial Group Inc.	Banks	1,195,200	4,461,726
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	40,800	201,062
Mitsui & Co. Ltd.	Trading Companies & Distributors	163,200	2,272,903
Mitsui Chemicals Inc.	Chemicals	16,800	319,177
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	91,200	1,580,192
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	4,800	80,345
Mitsui O.S.K. Lines Ltd.	Marine	9,600	155,354
Miura Co. Ltd.	Machinery	9,600	342,810
Mizuho Financial Group Inc.	Banks	2,431,200	2,783,533
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	2,400	92,705
Monotaro Co. Ltd.	Trading Companies & Distributors	12,000	318,800
Morinaga & Co. Ltd.	Food Products	4,800	196,526
Morinaga Milk Industry Co. Ltd.	Food Products	4,800	185,855
MS&AD Insurance Group Holdings Inc.	Insurance	45,600	1,277,755
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	55,200	2,797,966
Nabtesco Corp.	Machinery	12,000	277,338
Nagase & Co. Ltd.	Trading Companies & Distributors	9,600	113,736
Nagoya Railroad Co. Ltd.	Road & Rail	19,200	538,891
Nankai Electric Railway Co. Ltd.	Road & Rail	9,600	218,758
NEC Corp.	IT Services	23,000	840,489
Net One Systems Co. Ltd.	IT Services	7,200	149,929
Nexon Co. Ltd.	Entertainment	38,400	627,817
NGK Insulators Ltd.	Machinery	24,000	315,020
NGK Spark Plug Co. Ltd.	Auto Components	19,200	270,691
NH Foods Ltd.	Food Products	9,600	334,806
NHK Spring Co. Ltd.	Auto Components	14,400	94,439
Nichirei Corp.	Food Products	9,600	271,669
Nidec Corp.	Electrical Equipment	44,600	2,316,449
Nifco Inc.	Auto Components	7,200	129,387
Nihon Kohden Corp.	Health Care Equipment & Supplies	7,200	270,779
Nihon M&A Center Inc.	Professional Services	12,000	328,470
Nihon Unisys Ltd.	IT Services	7,200	192,947
Nikon Corp.	Household Durables	31,200	288,431
Nintendo Co. Ltd.	Entertainment	10,200	3,931,471
Nippo Corp.	Construction & Engineering	4,800	105,822
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	7,200	96,574
Nippon Express Co. Ltd.	Road & Rail	7,200	352,814
Nippon Kayaku Co. Ltd.	Chemicals	16,800	154,842
Nippon Paint Holdings Co. Ltd.	Chemicals	14,400	754,981
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	9,600	136,857
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	4,800	377,046
Nippon Shobukai Co. Ltd.	Chemicals	2,400	110,046
Nippon Steel Corp.	Metals & Mining	79,200	678,910
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	115,200	2,748,345
Nippon Television Holdings Inc.	Media	2,400	26,789
Nippon Yusen KK	Marine	14,400	171,538
Nipro Corp.	Health Care Equipment & Supplies	12,000	141,281
Nishi-Nippon Financial Holdings Inc.	Banks	14,400	81,367
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	7,200	177,207
Nissan Chemical Corp.	Chemicals	14,400	525,552
Nissan Motor Co. Ltd.	Automobiles	184,800	610,437
Nissan Shatai Co. Ltd.	Automobiles	4,800	41,751
Nisshin Seifun Group Inc.	Food Products	24,000	400,611
Nisshinbo Holdings Inc.	Industrial Conglomerates	12,000	80,145
Nissin Foods Holdings Co. Ltd.	Food Products	7,200	600,250

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nitori Co. Ltd.	Specialty Retail	7,200	$972,405
	Nitto Denko Corp.	Chemicals	14,400	643,601
	Noevir Holdings Co. Ltd.	Personal Products	2,400	122,718
	NOF Corp.	Chemicals	7,200	228,762
	NOK Corp.	Auto Components	12,000	132,611
	Nomura Holdings Inc.	Capital Markets	290,400	1,231,486
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	12,000	195,081
	Nomura Research Institute Ltd.	IT Services	24,000	508,656
	NS Solutions Corp.	IT Services	2,400	58,513
	NSK Ltd.	Machinery	43,200	277,716
	NTN Corp.	Machinery	40,800	71,430
	NTT Data Corp.	IT Services	60,000	578,019
	NTT DOCOMO Inc.	Wireless Telecommunication Services	110,400	3,453,483
	Obayashi Corp.	Construction & Engineering	64,800	555,832
	OBIC Business Consultants Co. Ltd.	Software	2,400	97,374
	OBIC Co. Ltd.	IT Services	6,500	852,577
	Odakyu Electric Railway Co. Ltd.	Road & Rail	28,800	632,797
	Oji Holdings Corp.	Paper & Forest Products	84,000	450,521
	Okuma Corp.	Machinery	2,400	77,477
	Olympus Corp.	Health Care Equipment & Supplies	100,800	1,458,474
	Omron Corp.	Electronic Equipment, Instruments & Components	19,200	1,001,306
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	40,800	939,547
	Open House Co. Ltd.	Real Estate Management & Development	4,800	98,930
	Oracle Corp. Japan	Software	3,245	283,755
	Orient Corp.	Consumer Finance	52,800	59,180
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	17,800	2,278,690
	ORIX Corp.	Diversified Financial Services	122,400	1,474,514
	Osaka Gas Co. Ltd.	Gas Utilities	38,400	724,213
	OSG Corp.	Machinery	7,200	96,507
	Otsuka Corp.	IT Services	9,600	410,838
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	40,800	1,599,044
	Paltac Corp.	Distributors	2,400	119,828
	Pan Pacific International Holdings Corp.	Multiline Retail	48,000	911,046
	Panasonic Corp.	Household Durables	204,000	1,558,983
	Park24 Co. Ltd.	Commercial Services & Supplies	9,600	141,481
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	26,400	139,147
a	PeptiDream Inc.	Biotechnology	7,200	251,438
	Persol Holdings Co. Ltd.	Professional Services	16,800	169,004
	Pigeon Corp.	Household Products	9,600	368,598
	Pilot Corp.	Commercial Services & Supplies	2,400	79,922
	Pola Orbis Holdings Inc.	Personal Products	7,200	133,055
	Rakuten Inc.	Internet & Direct Marketing Retail	76,800	583,354
	Recruit Holdings Co. Ltd.	Professional Services	120,000	3,107,962
	Relo Group Inc.	Real Estate Management & Development	9,600	201,595
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	67,200	242,145
	Rengo Co. Ltd.	Containers & Packaging	19,200	149,751
	Resona Holdings Inc.	Banks	208,800	628,982
	Resorttrust Inc.	Hotels, Restaurants & Leisure	7,200	70,429
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	64,800	476,599
	Rinnai Corp.	Household Durables	3,100	219,675
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	8,000	439,442
	Rohto Pharmaceutical Co. Ltd.	Personal Products	9,600	263,221
	Ryohin Keikaku Co. Ltd.	Multiline Retail	21,600	242,901
	Sankyo Co. Ltd.	Leisure Equipment & Products	4,800	139,836
	Sankyu Inc.	Road & Rail	4,800	179,408
	Sanrio Co. Ltd.	Specialty Retail	4,800	63,893
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	33,600	578,285
	Sanwa Holdings Corp.	Building Products	19,200	150,107
	Sapporo Holdings Ltd.	Beverages	4,800	88,615

252	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	4,800	$256,551
	SBI Holdings Inc.	Capital Markets	21,600	315,732
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	3,700	137,094
	SCSK Corp.	IT Services	4,800	214,089
	Secom Co. Ltd.	Commercial Services & Supplies	19,200	1,596,043
	Sega Sammy Holdings Inc.	Leisure Equipment & Products	19,200	233,875
	Seibu Holdings Inc.	Road & Rail	21,600	237,699
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	26,400	286,119
	Seino Holdings Co. Ltd.	Road & Rail	14,400	156,465
	Sekisui Chemical Co. Ltd.	Household Durables	33,600	446,008
	Sekisui House Ltd.	Household Durables	55,200	912,458
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	74,400	2,464,494
	Seven Bank Ltd.	Banks	62,400	161,267
	SG Holdings Co. Ltd.	Air Freight & Logistics	19,200	457,613
	Sharp Corp.	Household Durables	14,400	151,396
	Shikoku Electric Power Co. Inc.	Electric Utilities	14,400	113,914
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	26,400	695,734
	Shimamura Co. Ltd.	Specialty Retail	2,400	144,949
	SHIMANO Inc.	Leisure Equipment & Products	7,200	1,029,762
	Shimizu Corp.	Construction & Engineering	52,800	413,283
	Shin-Etsu Chemical Co. Ltd.	Chemicals	38,400	3,816,701
a	Shinsei Bank Ltd.	Banks	19,200	256,462
	Shionogi & Co. Ltd.	Pharmaceuticals	26,400	1,300,253
	Ship Healthcare Holdings Inc.	Health Care Providers & Services	2,400	98,374
	Shiseido Co. Ltd.	Personal Products	37,200	2,199,161
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	4,800	192,080
	Shochiku Co. Ltd.	Entertainment	845	94,867
	Shoei Co. Ltd.	Real Estate Management & Development	33,600	341,742
	Showa Denko K.K.	Chemicals	14,400	298,391
	Sky Perfect JSAT Holdings Inc.	Media	12,000	42,684
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	19,200	284,919
	SMC Corp.	Machinery	5,503	2,332,104
	SMS Co. Ltd.	Professional Services	4,800	93,061
	Softbank Corp.	Wireless Telecommunication Services	153,600	1,955,659
	SoftBank Group Corp.	Wireless Telecommunication Services	156,000	5,473,836
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	7,200	350,813
	Sojitz Corp.	Trading Companies & Distributors	117,600	276,693
	Sompo Holdings Inc.	Insurance	33,600	1,040,478
	Sony Corp.	Household Durables	117,600	6,994,670
	Sony Financial Holdings Inc.	Insurance	14,400	243,702
	Sotetsu Holdings Inc.	Road & Rail	7,200	184,944
	Square Enix Holdings Co. Ltd.	Entertainment	7,200	321,801
	Stanley Electric Co. Ltd.	Auto Components	14,400	284,385
	Subaru Corp.	Automobiles	57,600	1,106,328
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	2,400	128,276
	Sumco Corp.	Semiconductors & Semiconductor Equipment	21,600	278,716
	Sumitomo Bakelite Co. Ltd.	Chemicals	2,400	51,021
	Sumitomo Chemical Co. Ltd.	Chemicals	144,000	428,178
	Sumitomo Corp.	Trading Companies & Distributors	108,000	1,239,516
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	16,800	218,335
	Sumitomo Electric Industries Ltd.	Auto Components	72,000	758,983
	Sumitomo Forestry Co. Ltd.	Household Durables	12,000	153,953
	Sumitomo Heavy Industries Ltd.	Machinery	9,600	173,495
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	21,600	443,785
	Sumitomo Mitsui Financial Group Inc.	Banks	124,800	3,032,286
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	2,400	72,030
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	38,400	937,279
	Sumitomo Rubber Industries Ltd.	Auto Components	16,800	158,577
	Sundrug Co. Ltd.	Food & Staples Retailing	7,200	230,763

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Suntory Beverage & Food Ltd.	Beverages	12,000	$454,078
	Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	9,600	141,481
	Suzuken Co. Ltd.	Health Care Providers & Services	7,200	262,443
	Suzuki Motor Corp.	Automobiles	43,200	1,034,231
	Sysmex Corp.	Health Care Equipment & Supplies	18,400	1,337,283
	T&D Holdings Inc.	Insurance	52,800	432,358
	Tadano Ltd.	Machinery	12,000	86,036
	Taiheiyo Cement Corp.	Construction Materials	12,000	205,641
	Taisei Corp.	Construction & Engineering	19,200	587,800
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	4,800	295,234
	Taiyo Nippon Sanso Corp.	Chemicals	14,400	213,556
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	12,000	318,021
	Takara Bio Inc.	Biotechnology	4,800	99,197
	Takara Holdings Inc.	Beverages	16,800	126,053
	Takashimaya Co. Ltd.	Multiline Retail	14,400	129,787
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	146,400	4,486,047
	TDK Corp.	Electronic Equipment, Instruments & Components	12,000	931,499
	TechnoPro Holdings Inc.	Professional Services	2,400	112,714
	Teijin Ltd.	Chemicals	16,800	284,785
	Terumo Corp.	Health Care Equipment & Supplies	62,400	2,150,229
	The 77 Bank Ltd.	Banks	7,200	93,306
	The Bank of Kyoto Ltd.	Banks	7,200	229,429
	The Chiba Bank Ltd.	Banks	57,600	252,372
	The Chugoku Bank Ltd.	Banks	16,800	149,862
	The Chugoku Electric Power Co. Inc.	Electric Utilities	26,400	368,776
	The Dai-ichi Life Holdings Inc.	Insurance	103,200	1,238,438
	The Hiroshima Bank Ltd.	Banks	28,800	120,317
	The Iyo Bank Ltd.	Banks	26,400	133,767
	The Japan Steel Works Ltd.	Machinery	4,800	58,158
	The Shiga Bank Ltd.	Banks	4,800	114,181
	The Shizuoka Bank Ltd.	Banks	48,000	292,122
	THK Co. Ltd.	Machinery	12,000	245,880
	TIS Inc.	IT Services	21,600	357,549
	Tobu Railway Co. Ltd.	Road & Rail	19,200	670,502
	Toda Corp.	Construction & Engineering	21,600	125,852
	Toho Co. Ltd.	Entertainment	12,000	366,820
	Toho Gas Co. Ltd.	Gas Utilities	9,600	435,737
	Tohoku Electric Power Co. Inc.	Electric Utilities	45,600	439,717
	Tokai Carbon Co. Ltd.	Chemicals	19,200	158,644
	Tokai Rika Co. Ltd.	Auto Components	4,800	59,847
	Tokio Marine Holdings Inc.	Insurance	62,400	2,861,192
	Tokuyama Corp.	Chemicals	7,200	139,525
	Tokyo Broadcasting System Holdings Inc.	Media	2,400	33,436
	Tokyo Century Corp.	Diversified Financial Services	4,800	150,507
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	148,800	519,639
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	14,400	2,715,131
	Tokyo Gas Co. Ltd.	Gas Utilities	40,800	966,002
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	19,200	203,996
	TOKYU Corp.	Road & Rail	48,000	755,870
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	57,600	276,382
	Topcon Corp.	Electronic Equipment, Instruments & Components	9,600	71,319
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	26,400	404,969
	Toray Industries Inc.	Chemicals	144,000	625,594
	Toshiba Corp.	Industrial Conglomerates	43,200	952,397
	Toshiba Tec Corp.	Technology Hardware, Storage & Peripherals	2,400	75,587
	Tosoh Corp.	Chemicals	26,400	300,792
	TOTO Ltd.	Building Products	14,400	479,533
	Toyo Seikan Group Holdings Ltd.	Containers & Packaging	14,400	164,602
	Toyo Suisan Kaisha Ltd.	Food Products	9,600	464,193

254	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Toyo Tire Corp.	Auto Components	9,600	$110,268
	Toyobo Co. Ltd.	Chemicals	7,200	76,232
	Toyoda Gosei Co. Ltd.	Auto Components	7,200	123,652
	Toyota Boshoku Corp.	Auto Components	4,800	57,224
	Toyota Industries Corp.	Auto Components	14,400	690,955
	Toyota Motor Corp.	Automobiles	236,240	14,226,263
	Toyota Tsusho Corp.	Trading Companies & Distributors	21,600	509,412
	Trend Micro Inc.	Software	12,000	593,581
	TS TECH Co. Ltd.	Auto Components	4,800	113,736
	Tsumura & Co.	Pharmaceuticals	7,200	183,543
	Tsuruha Holdings Inc.	Food & Staples Retailing	3,500	462,322
	TV Asahi Holdings Corp.	Media	2,400	36,282
	Ube Industries Ltd.	Chemicals	9,600	147,350
	Ulvac Inc.	Semiconductors & Semiconductor Equipment	4,800	115,159
	Unicharm Corp.	Household Products	36,000	1,350,896
	Ushio Inc.	Electrical Equipment	9,600	91,861
	USS Co. Ltd.	Specialty Retail	19,200	264,288
	Wacoal Corp.	Textiles, Apparel & Luxury Goods	4,800	104,355
	Welcia Holdings Co. Ltd.	Food & Staples Retailing	4,800	335,695
	West Japan Railway Co.	Road & Rail	16,800	1,150,968
	Yakult Honsha Co. Ltd.	Food Products	12,000	710,296
	Yamada Denki Co. Ltd.	Specialty Retail	74,400	297,035
	Yamaguchi Financial Group Inc.	Banks	21,600	122,451
	Yamaha Corp.	Leisure Equipment & Products	14,400	562,234
	Yamaha Motor Co. Ltd.	Automobiles	26,400	319,622
	Yamato Holdings Co. Ltd.	Air Freight & Logistics	33,600	528,176
	Yamato Kogyo Co. Ltd.	Metals & Mining	2,400	41,217
	Yamazaki Baking Co. Ltd.	Food Products	12,000	250,882
	Yaoko Co. Ltd.	Food & Staples Retailing	2,400	148,284
	YASKAWA Electric Corp.	Machinery	24,000	661,609
	Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	24,000	289,676
	Yokohama Rubber Co. Ltd.	Auto Components	9,600	119,428
	Z Holdings Corp.	Interactive Media & Services	249,600	804,602
	Zenkoku Hosho Co. Ltd.	Diversified Financial Services	4,800	150,952
	Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	9,600	183,276
	Zeon Corp.	Chemicals	14,400	108,579
	Zozo Inc.	Internet & Direct Marketing Retail	9,600	129,032

	Total Investments before Short Term Investments (Cost $391,126,755)			311,631,698

	Short Term Investment 0.0%†
	United States 0.0%†
b,c	Institutional Fiduciary Trust Portfolio, 0.32%		124,941	124,941

	Total Investments (Cost $391,251,696) 98.7%			311,756,639
	Other Assets, less Liabilities 1.3%			4,094,017

	Net Assets 100.0%			$315,850,656

See Abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSee Note 3(c) regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan ETF (continued)

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	224	$3,925,784	6/11/20	$(62,697)

*As of period end.

See Note 8 regarding other derivative information.

256	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Japan Hedged ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.12	$25.11	$25.91

Income from investment operations[b]:

Net investment income[c]	0.38	0.38	0.32

Net realized and unrealized gains (losses)	(2.15)	(1.11)	(1.11)

Total from investment operations	(1.77)	(0.73)	(0.79)

Less distributions from:

Net investment income	—	(0.01)	(0.01)

Net realized gains	—	(1.25)	— [d]

Total distributions	—	(1.26)	(0.01)

Net asset value, end of year	$21.35	$23.12	$25.11

Total return[e]	(7.66)%	(2.59)%	(3.04)%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%

Expenses net waiver and payments by affiliates	0.09%	0.09%	—%

Net investment income	1.59%	1.51%	3.10%

Supplemental data

Net assets, end of year (000’s)	$4,269	$13,870	$45,197

Portfolio turnover rate[g]	10.06% [h]	19.78%	1.92%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 10.06%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	257

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Japan Hedged ETF

	Industry	Shares	Value
Common Stocks 98.5%
Japan 98.5%
ABC-Mart Inc.	Specialty Retail	34	$1,704
Acom Co. Ltd.	Consumer Finance	568	2,310
Advantest Corp.	Semiconductors & Semiconductor Equipment	250	10,051
AEON Co. Ltd.	Food & Staples Retailing	968	21,511
AEON Financial Service Co. Ltd.	Consumer Finance	134	1,437
AEON Mall Co. Ltd.	Real Estate Management & Development	168	2,121
AGC Inc.	Building Products	234	5,764
Aica Kogyo Co. Ltd.	Building Products	18	516
AIN Holdings Inc.	Food & Staples Retailing	34	2,000
Air Water Inc.	Chemicals	200	2,753
Aisin Seiki Co. Ltd.	Auto Components	214	5,281
Ajinomoto Co. Inc.	Food Products	614	11,435
Alfresa Holdings Corp.	Health Care Providers & Services	200	3,731
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	268	2,604
Amada Co. Ltd.	Machinery	434	3,429
Amano Corp.	Electronic Equipment, Instruments & Components	100	2,211
ANA Holdings Inc.	Airlines	142	3,471
Anritsu Corp.	Electronic Equipment, Instruments & Components	150	2,787
Aozora Bank Ltd.	Banks	168	3,209
Ariake Japan Co. Ltd.	Food Products	24	1,516
Asahi Group Holdings Ltd.	Beverages	481	15,639
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	275	6,807
Asahi Kasei Corp.	Chemicals	1,661	11,767
Asics Corp.	Textiles, Apparel & Luxury Goods	200	1,851
ASKUL Corp.	Internet & Direct Marketing Retail	34	1,008
Astellas Pharma Inc.	Pharmaceuticals	2,500	38,697
Autobacs Seven Co. Ltd.	Specialty Retail	68	785
Azbil Corp.	Electronic Equipment, Instruments & Components	168	4,364
Bandai Namco Holdings Inc.	Leisure Equipment & Products	245	11,894
Benefit One Inc.	Professional Services	68	888
Benesse Holdings Inc.	Diversified Consumer Services	100	2,548
BIC CAMERA Inc.	Specialty Retail	168	1,362
Bridgestone Corp.	Auto Components	746	22,963
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	300	4,596
Calbee Inc.	Food Products	100	2,706
CANON Inc.	Technology Hardware, Storage & Peripherals	1,300	28,407
Canon Marketing Japan Inc.	Electronic Equipment, Instruments & Components	68	1,351
Capcom Co. Ltd.	Entertainment	113	3,548
Casio Computer Co. Ltd.	Household Durables	268	3,766
Central Japan Railway Co.	Road & Rail	243	38,986
Chubu Electric Power Co. Inc.	Electric Utilities	885	12,498
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	273	31,610
Chuo Mitsui Trust Holdings Inc.	Banks	468	13,543
Citizen Watch Co. Ltd.	Electronic Equipment, Instruments & Components	534	1,899
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	168	3,453
COMSYS Holdings Corp.	Construction & Engineering	134	3,454
Concordia Financial Group Ltd.	Banks	1,468	4,283
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	80	1,127
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	11	2,627
Credit Saison Co. Ltd.	Consumer Finance	200	2,327
CyberAgent Inc.	Media	124	4,813
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	368	7,844
Daicel Corp.	Chemicals	368	2,690
Daido Steel Co. Ltd.	Metals & Mining	42	1,354
Daifuku Co. Ltd.	Machinery	120	7,614
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	828	57,018
Daiichikosho Co. Ltd.	Entertainment	34	907
Daikin Industries Ltd.	Building Products	341	41,600

258	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Daishi Hokuetsu Financial Group Inc.	Banks	34	$744
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	86	8,018
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	818	20,288
Daiwa Securities Group Inc.	Capital Markets	2,034	7,898
DeNA Co. Ltd.	Entertainment	134	1,467
Denka Co. Ltd.	Chemicals	100	2,109
Denso Corp.	Auto Components	624	20,179
Dentsu Group Inc.	Media	275	5,316
DIC Corp.	Chemicals	100	2,217
Disco Corp.	Semiconductors & Semiconductor Equipment	34	6,727
DMG Mori Co. Ltd.	Machinery	134	1,120
Dowa Holdings Co. Ltd.	Metals & Mining	68	1,782
East Japan Railway Co.	Road & Rail	472	35,747
EBARA Corp.	Machinery	134	2,553
Eisai Co. Ltd.	Pharmaceuticals	332	24,391
Electric Power Development Co. Ltd.	Independent Power and Renewable Electricity Producers	200	4,035
Ezaki Glico Co. Ltd.	Food Products	68	2,860
FamilyMart Co. Ltd.	Food & Staples Retailing	286	5,134
Fancl Corp.	Personal Products	83	1,866
FANUC Corp.	Machinery	253	34,345
Fast Retailing Co. Ltd.	Specialty Retail	65	26,607
FP Corp.	Containers & Packaging	34	2,258
Fuji Electric Co. Ltd.	Electrical Equipment	168	3,811
Fuji Media Holdings Inc.	Media	68	678
Fuji Oil Holdings Inc.	Food Products	68	1,643
Fuji Seal International Inc.	Containers & Packaging	68	1,204
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	456	22,974
Fujikura Ltd.	Electrical Equipment	434	1,258
Fujitsu General Ltd.	Household Durables	68	1,230
Fujitsu Ltd.	IT Services	240	21,687
Fukuoka Financial Group Inc.	Banks	200	2,651
Fukuyama Transporting Co. Ltd.	Road & Rail	34	1,217
Furukawa Electric Co. Ltd.	Electrical Equipment	78	1,420
Fuyo General Lease Co. Ltd.	Diversified Financial Services	25	1,269
Glory Ltd.	Machinery	68	1,568
GMO Internet Inc.	IT Services	100	1,682
GMO Payment Gateway Inc.	IT Services	52	3,651
Goldwin Inc.	Textiles, Apparel & Luxury Goods	44	2,454
GS Yuasa Corp.	Electrical Equipment	100	1,347
GungHo Online Entertainment Inc.	Entertainment	50	700
Gunma Bank Ltd.	Banks	634	1,926
H2O Retailing Corp.	Multiline Retail	100	733
Hachijuni Bank Ltd.	Banks	568	2,057
Hakuhodo DY Holdings Inc.	Media	300	3,029
Hamamatsu Photonics K.K.	Electronic Equipment, Instruments & Components	168	6,878
Hankyu Hanshin Holdings Inc.	Road & Rail	275	9,260
Haseko Corp.	Household Durables	368	3,944
Heiwa Corp.	Leisure Equipment & Products	68	1,273
Hikari Tsushin Inc.	Specialty Retail	29	4,870
Hino Motors Ltd.	Machinery	368	1,981
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	42	4,357
HIS Co. Ltd.	Hotels, Restaurants & Leisure	34	445
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	100	4,669
Hitachi Capital Corp.	Consumer Finance	68	1,283
Hitachi Chemical Co. Ltd.	Chemicals	134	5,697
Hitachi Construction Machinery Co. Ltd.	Machinery	134	2,717
Hitachi High-Tech Corp.	Electronic Equipment, Instruments & Components	80	5,914
Hitachi Ltd.	Electronic Equipment, Instruments & Components	1,200	34,937

franklintempleton.com	Annual Report	259

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Hitachi Metals Ltd.	Metals & Mining	268	$2,828
	Hitachi Transport System Ltd.	Road & Rail	52	1,131
	Hokugin Financial Group Inc.	Banks	134	1,202
	Hokuriku Electric Power Co.	Electric Utilities	200	1,402
	Honda Motor Co. Ltd.	Automobiles	2,256	50,781
	HORIBA Ltd.	Electronic Equipment, Instruments & Components	46	2,292
	Hoshizaki Corp.	Machinery	68	5,108
	House Foods Group Inc.	Food Products	100	3,265
	Hoya Corp.	Health Care Equipment & Supplies	484	41,247
	Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	134	2,943
	Ichigo Inc.	Real Estate Management & Development	200	463
	Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	297	6,817
	IHI Corp.	Machinery	168	1,964
	Iida Group Holdings Co. Ltd.	Household Durables	168	2,330
	INPEX Corp.	Oil, Gas & Consumable Fuels	1,160	6,542
	Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	534	3,116
	Isuzu Motors Ltd.	Automobiles	634	4,201
	Ito En Ltd.	Beverages	68	3,603
	ITOCHU Corp.	Trading Companies & Distributors	1,738	36,103
	ITOCHU Techno-Solutions Corp.	IT Services	150	4,287
	Itoham Yonekyu Holdings Inc.	Food Products	368	2,171
	Izumi Co. Ltd.	Multiline Retail	52	1,435
	J Front Retailing Co. Ltd.	Multiline Retail	300	2,496
	Japan Airlines Co. Ltd.	Airlines	146	2,691
	Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	68	2,630
	Japan Aviatn Elect	Electronic Equipment, Instruments & Components	68	820
	Japan Exchange Group Inc.	Capital Markets	668	11,794
	Japan Petroleum Exploration Co. Ltd.	Oil, Gas & Consumable Fuels	34	560
	Japan Post Bank Co. Ltd.	Banks	625	5,772
	Japan Post Holdings Co. Ltd.	Insurance	1,634	12,800
	Japan Post Insurance Co. Ltd.	Insurance	249	3,093
	Japan Tobacco Inc.	Tobacco	1,600	29,583
	JCR Pharmaceuticals Co., Ltd.	Pharmaceuticals	25	2,181
	JFE Holdings Inc.	Metals & Mining	653	4,252
	JGC Holdings Corp.	Construction & Engineering	268	2,155
	JSR Corp.	Chemicals	234	4,320
	JTEKT Corp.	Auto Components	300	2,043
	Justsystems Corp.	Software	50	2,276
	JXTG Holdings Inc.	Oil, Gas & Consumable Fuels	4,016	13,772
	K’s Holdings Corp.	Specialty Retail	234	2,217
	Kagome Co. Ltd.	Food Products	100	2,598
	Kajima Corp.	Construction & Engineering	568	5,835
	Kakaku.com Inc.	Interactive Media & Services	168	3,089
	Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	40	1,864
	Kamigumi Co. Ltd.	Transportation Infrastructure	134	2,269
	Kandenko Co. Ltd.	Construction & Engineering	134	1,069
	Kaneka Corp.	Chemicals	68	1,631
	Kansai Electric Power Co. Inc.	Electric Utilities	920	10,256
	Kansai Mirai Financial Group Inc	Banks	200	721
	Kansai Paint Co. Ltd.	Chemicals	247	4,709
	KAO Corp.	Personal Products	606	49,567
	Kawasaki Heavy Industries Ltd.	Machinery	178	2,587
a	Kawasaki Kisen Kaisha Ltd.	Marine	100	752
	KDDI Corp.	Wireless Telecommunication Services	2,199	64,979
	Keihan Holdings Co. Ltd.	Industrial Conglomerates	123	5,469
	Keikyu Corp.	Road & Rail	300	5,049
	Keio Corp.	Road & Rail	145	8,583
	Keisei Electric Railway Co. Ltd.	Road & Rail	176	5,087

260	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Kewpie Corp.	Food Products	134	$2,682
	Keyence Corp.	Electronic Equipment, Instruments & Components	234	75,496
	Kikkoman Corp.	Food Products	234	9,982
	Kinden Corp.	Construction & Engineering	168	2,482
	Kintetsu Group Holdings Co. Ltd.	Road & Rail	224	10,375
	Kirin Holdings Co. Ltd.	Beverages	1,016	20,117
	Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	34	876
	Kobayashi Pharmaceutical Co. Ltd.	Personal Products	76	7,040
	Kobe Bussan Co Ltd	Food & Staples Retailing	50	1,973
	Kobe Steel Ltd.	Metals & Mining	400	1,238
	Koei Tecmo Holdings Co. Ltd.	Entertainment	84	2,167
	Koito Manufacturing Co. Ltd.	Auto Components	142	4,808
	Kokuyo Co. Ltd.	Commercial Services & Supplies	100	1,401
	Komatsu Ltd.	Machinery	1,149	18,929
	Konami Holdings Corp.	Entertainment	119	3,654
	Konica Minolta Inc.	Technology Hardware, Storage & Peripherals	568	2,310
	KOSE Corp.	Personal Products	36	4,445
	Kotobuki Spirits Co. Ltd.	Food Products	25	1,127
	Kubota Corp.	Machinery	1,396	17,865
	Kuraray Co. Ltd.	Chemicals	434	4,390
	Kurita Water Industries Ltd.	Machinery	134	3,101
	Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	10	832
	Kyocera Corp.	Electronic Equipment, Instruments & Components	386	22,912
	Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	34	751
	Kyowa Exeo Corp.	Construction & Engineering	134	2,987
	Kyowa Kirin Co. Ltd.	Pharmaceuticals	284	6,372
	Kyudenko Corp.	Construction & Engineering	45	1,218
	Kyushu Electric Power Co. Inc.	Electric Utilities	668	5,377
	Kyushu Financial Group Inc.	Banks	468	1,790
	Kyushu Railway Co.	Road & Rail	200	5,743
	Lasertec Corp.	Semiconductors & Semiconductor Equipment	100	4,687
	Lawson Inc.	Food & Staples Retailing	68	3,735
a	Line Corp.	Interactive Media & Services	68	3,282
	LINTEC Corp.	Chemicals	68	1,432
	Lion Corp.	Household Products	314	6,728
	LIXIL Group Corp.	Building Products	334	4,161
	M3 Inc.	Health Care Technology	527	15,597
	Mabuchi Motor Co. Ltd.	Electrical Equipment	68	2,028
	Maeda Corp.	Construction & Engineering	168	1,240
	Maeda Road Construction Co. Ltd.	Construction & Engineering	68	1,273
	Makita Corp.	Machinery	307	9,427
	Mani Inc.	Health Care Equipment & Supplies	100	2,454
	Marubeni Corp.	Trading Companies & Distributors	2,068	10,325
	Maruha Nichiro Corp.	Food Products	43	899
	Marui Group Co. Ltd.	Multiline Retail	268	4,506
	Maruichi Steel Tube Ltd.	Metals & Mining	78	1,878
	Matsui Securities Co. Ltd.	Capital Markets	134	984
	Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	100	3,640
	Mazda Motor Corp.	Automobiles	724	3,836
	Mebuki Financial Group Inc.	Banks	1,168	2,380
	Medipal Holdings Corp.	Health Care Providers & Services	150	2,804
	Megmilk Snow Brand Co. Ltd.	Food Products	46	1,047
	Meiji Holdings Co. Ltd.	Food Products	168	11,952
	Minebea Mitsumi Inc.	Machinery	534	7,984
	Miraca Holdings Inc.	Health Care Providers & Services	68	1,435
	MISUMI Group Inc.	Machinery	395	8,617
	Mitsubishi Chemical Holdings Corp.	Chemicals	1,700	10,122
	Mitsubishi Corp.	Trading Companies & Distributors	1,526	32,392

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi Electric Corp.	Electrical Equipment	2,587	$31,992
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	1,488	21,985
Mitsubishi Gas Chemical Co. Inc.	Chemicals	234	2,549
Mitsubishi Heavy Industries Ltd.	Machinery	360	9,112
Mitsubishi Logistics Corp.	Transportation Infrastructure	81	1,637
Mitsubishi Materials Corp.	Metals & Mining	168	3,447
Mitsubishi Motors Corp.	Automobiles	1,000	2,835
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	34	875
Mitsubishi UFJ Financial Group Inc.	Banks	16,000	59,729
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	534	2,632
Mitsui & Co. Ltd.	Trading Companies & Distributors	2,237	31,155
Mitsui Chemicals Inc.	Chemicals	234	4,446
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,181	20,463
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	68	1,138
Mitsui O.S.K. Lines Ltd.	Marine	134	2,169
Miura Co. Ltd.	Machinery	134	4,785
Mizuho Financial Group Inc.	Banks	33,200	38,011
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	34	1,313
Monotaro Co. Ltd.	Trading Companies & Distributors	145	3,852
Morinaga & Co. Ltd.	Food Products	51	2,088
Morinaga Milk Industry Co. Ltd.	Food Products	52	2,013
MS&AD Insurance Group Holdings Inc.	Insurance	618	17,317
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	738	37,408
Nabtesco Corp.	Machinery	144	3,328
Nagase & Co. Ltd.	Trading Companies & Distributors	134	1,588
Nagoya Railroad Co. Ltd.	Road & Rail	244	6,848
Nankai Electric Railway Co. Ltd.	Road & Rail	134	3,054
NEC Corp.	IT Services	315	11,511
Net One Systems Co. Ltd.	IT Services	100	2,082
Nexon Co. Ltd.	Entertainment	518	8,469
NGK Insulators Ltd.	Machinery	368	4,830
NGK Spark Plug Co. Ltd.	Auto Components	247	3,482
NH Foods Ltd.	Food Products	134	4,673
NHK Spring Co. Ltd.	Auto Components	200	1,312
Nichirei Corp.	Food Products	134	3,792
Nidec Corp.	Electrical Equipment	600	31,163
Nifco Inc.	Auto Components	100	1,797
Nihon Kohden Corp.	Health Care Equipment & Supplies	100	3,761
Nihon M&A Center Inc.	Professional Services	168	4,599
Nihon Unisys Ltd.	IT Services	78	2,090
Nikon Corp.	Household Durables	534	4,937
Nintendo Co. Ltd.	Entertainment	139	53,576
Nippo Corp.	Construction & Engineering	68	1,499
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	100	1,341
Nippon Express Co. Ltd.	Road & Rail	100	4,900
Nippon Kayaku Co. Ltd.	Chemicals	200	1,843
Nippon Paint Holdings Co. Ltd.	Chemicals	200	10,486
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	114	1,625
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	64	5,027
Nippon Shobukai Co. Ltd.	Chemicals	39	1,788
Nippon Steel Corp.	Metals & Mining	1,125	9,644
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,562	37,265
Nippon Television Holdings Inc.	Media	68	759
Nippon Yusen KK	Marine	200	2,383
Nipro Corp.	Health Care Equipment & Supplies	134	1,578
Nishi-Nippon Financial Holdings Inc.	Banks	200	1,130
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	100	2,461
Nissan Chemical Corp.	Chemicals	168	6,131
Nissan Motor Co. Ltd.	Automobiles	2,546	8,410

262	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Nissan Shatai Co. Ltd.	Automobiles	68	$591
	Nisshin Seifun Group Inc.	Food Products	316	5,275
	Nisshinbo Holdings Inc.	Industrial Conglomerates	168	1,122
	Nissin Foods Holdings Co. Ltd.	Food Products	88	7,336
	Nitori Co. Ltd.	Specialty Retail	93	12,560
	Nitto Denko Corp.	Chemicals	195	8,715
	Noevir Holdings Co. Ltd.	Personal Products	23	1,176
	NOF Corp.	Chemicals	100	3,177
	NOK Corp.	Auto Components	168	1,857
	Nomura Holdings Inc.	Capital Markets	3,900	16,539
	Nomura Real Estate Holdings Inc.	Real Estate Management & Development	134	2,178
	Nomura Research Institute Ltd.	IT Services	302	6,401
	NS Solutions Corp.	IT Services	34	829
	NSK Ltd.	Machinery	568	3,651
	NTN Corp.	Machinery	634	1,110
	NTT Data Corp.	IT Services	900	8,670
	NTT DOCOMO Inc.	Wireless Telecommunication Services	1,517	47,454
	Obayashi Corp.	Construction & Engineering	968	8,303
	OBIC Business Consultants Co. Ltd.	Software	21	852
	OBIC Co. Ltd.	IT Services	83	10,887
	Odakyu Electric Railway Co. Ltd.	Road & Rail	380	8,349
	Oji Holdings Corp.	Paper & Forest Products	1,200	6,436
	Okuma Corp.	Machinery	34	1,098
	Olympus Corp.	Health Care Equipment & Supplies	1,412	20,430
	Omron Corp.	Electronic Equipment, Instruments & Components	234	12,203
	Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	551	12,689
	Open House Co. Ltd.	Real Estate Management & Development	68	1,402
	Oracle Corp. Japan	Software	40	3,498
	Orient Corp.	Consumer Finance	800	897
	Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	245	31,364
	ORIX Corp.	Diversified Financial Services	1,617	19,480
	Osaka Gas Co. Ltd.	Gas Utilities	500	9,430
	OSG Corp.	Machinery	100	1,340
	Otsuka Corp.	IT Services	134	5,735
	Otsuka Holdings Co. Ltd.	Pharmaceuticals	526	20,615
	Paltac Corp.	Distributors	40	1,997
	Pan Pacific International Holdings Corp.	Multiline Retail	632	11,995
	Panasonic Corp.	Household Durables	2,700	20,634
	Park24 Co. Ltd.	Commercial Services & Supplies	143	2,108
	Penta-Ocean Construction Co. Ltd.	Construction & Engineering	334	1,760
a	PeptiDream Inc.	Biotechnology	105	3,667
	Persol Holdings Co. Ltd.	Professional Services	210	2,113
	Pigeon Corp.	Household Products	134	5,145
	Pilot Corp.	Commercial Services & Supplies	41	1,365
	Pola Orbis Holdings Inc.	Personal Products	70	1,294
	Rakuten Inc.	Internet & Direct Marketing Retail	993	7,543
	Recruit Holdings Co. Ltd.	Professional Services	1,671	43,278
	Relo Group Inc.	Real Estate Management & Development	134	2,814
a	Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	3,603
	Rengo Co. Ltd.	Containers & Packaging	268	2,090
	Resona Holdings Inc.	Banks	2,834	8,537
	Resorttrust Inc.	Hotels, Restaurants & Leisure	68	665
	Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	859	6,318
	Rinnai Corp.	Household Durables	44	3,118
	Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	109	5,987
	Rohto Pharmaceutical Co. Ltd.	Personal Products	134	3,674
	Ryohin Keikaku Co. Ltd.	Multiline Retail	300	3,374
	Sankyo Co. Ltd.	Leisure Equipment & Products	68	1,981

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sankyu Inc.	Road & Rail	68	$2,542
	Sanrio Co. Ltd.	Specialty Retail	68	905
	Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	448	7,711
	Sanwa Holdings Corp.	Building Products	234	1,829
	Sapporo Holdings Ltd.	Beverages	68	1,255
	Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	47	2,512
	SBI Holdings Inc.	Capital Markets	278	4,064
	SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	48	1,779
	SCSK Corp.	IT Services	56	2,498
	Secom Co. Ltd.	Commercial Services & Supplies	244	20,283
	Sega Sammy Holdings Inc.	Leisure Equipment & Products	234	2,850
	Seibu Holdings Inc.	Road & Rail	268	2,949
	Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	334	3,620
	Seino Holdings Co. Ltd.	Road & Rail	200	2,173
	Sekisui Chemical Co. Ltd.	Household Durables	468	6,212
	Sekisui House Ltd.	Household Durables	734	12,133
	Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,008	33,390
	Seven Bank Ltd.	Banks	768	1,985
	SG Holdings Co. Ltd.	Air Freight & Logistics	268	6,388
	Sharp Corp.	Household Durables	200	2,103
	Shikoku Electric Power Co. Inc.	Electric Utilities	200	1,582
	Shimadzu Corp.	Electronic Equipment, Instruments & Components	334	8,802
	Shimamura Co. Ltd.	Specialty Retail	34	2,053
	SHIMANO Inc.	Leisure Equipment & Products	100	14,302
	Shimizu Corp.	Construction & Engineering	734	5,745
	Shin-Etsu Chemical Co. Ltd.	Chemicals	520	51,685
a	Shinsei Bank Ltd.	Banks	300	4,007
	Shionogi & Co. Ltd.	Pharmaceuticals	353	17,386
	Ship Healthcare Holdings Inc.	Health Care Providers & Services	50	2,050
	Shiseido Co. Ltd.	Personal Products	502	29,677
	SHO-BOND Holdings Co. Ltd.	Construction & Engineering	68	2,721
	Shochiku Co. Ltd.	Entertainment	14	1,572
	Shoei Co. Ltd.	Real Estate Management & Development	434	4,414
	Showa Denko K.K.	Chemicals	178	3,688
	Sky Perfect JSAT Holdings Inc.	Media	368	1,309
	Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	234	3,472
	SMC Corp.	Machinery	73	30,937
	SMS Co. Ltd.	Professional Services	100	1,939
	Softbank Corp.	Wireless Telecommunication Services	2,131	27,132
	SoftBank Group Corp.	Wireless Telecommunication Services	2,088	73,265
	Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	82	3,995
	Sojitz Corp.	Trading Companies & Distributors	1,568	3,689
	Sompo Holdings Inc.	Insurance	434	13,440
	Sony Corp.	Household Durables	1,608	95,641
	Sony Financial Holdings Inc.	Insurance	230	3,892
	Sotetsu Holdings Inc.	Road & Rail	100	2,569
	Square Enix Holdings Co. Ltd.	Entertainment	100	4,469
	Stanley Electric Co. Ltd.	Auto Components	179	3,535
	Subaru Corp.	Automobiles	803	15,423
	Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	41	2,191
	Sumco Corp.	Semiconductors & Semiconductor Equipment	350	4,516
	Sumitomo Bakelite Co. Ltd.	Chemicals	34	723
	Sumitomo Chemical Co. Ltd.	Chemicals	2,100	6,244
	Sumitomo Corp.	Trading Companies & Distributors	1,500	17,216
	Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	200	2,599
	Sumitomo Electric Industries Ltd.	Auto Components	934	9,846
	Sumitomo Forestry Co. Ltd.	Household Durables	168	2,155
	Sumitomo Heavy Industries Ltd.	Machinery	134	2,422

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Japan (continued)
	Sumitomo Metal Mining Co. Ltd.	Metals & Mining	300	$6,164
	Sumitomo Mitsui Financial Group Inc.	Banks	1,672	40,625
	Sumitomo Osaka Cement Co. Ltd.	Construction Materials	41	1,231
	Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	495	12,082
	Sumitomo Rubber Industries Ltd.	Auto Components	234	2,209
	Sundrug Co. Ltd.	Food & Staples Retailing	77	2,468
	Suntory Beverage & Food Ltd.	Beverages	183	6,925
	Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	140	2,063
	Suzuken Co. Ltd.	Health Care Providers & Services	100	3,645
	Suzuki Motor Corp.	Automobiles	583	13,957
	Sysmex Corp.	Health Care Equipment & Supplies	238	17,298
	T&D Holdings Inc.	Insurance	700	5,732
	Tadano Ltd.	Machinery	134	961
	Taiheiyo Cement Corp.	Construction Materials	145	2,485
	Taisei Corp.	Construction & Engineering	268	8,205
	Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	54	3,321
	Taiyo Nippon Sanso Corp.	Chemicals	181	2,684
	Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	168	4,452
	Takara Bio Inc.	Biotechnology	68	1,405
	Takara Holdings Inc.	Beverages	200	1,501
	Takashimaya Co. Ltd.	Multiline Retail	168	1,514
	Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,974	60,488
	TDK Corp.	Electronic Equipment, Instruments & Components	155	12,032
	TechnoPro Holdings Inc.	Professional Services	44	2,066
	Teijin Ltd.	Chemicals	234	3,967
	Terumo Corp.	Health Care Equipment & Supplies	814	28,050
	The 77 Bank Ltd.	Banks	84	1,089
	The Bank of Kyoto Ltd.	Banks	100	3,187
	The Chiba Bank Ltd.	Banks	800	3,505
	The Chugoku Bank Ltd.	Banks	200	1,784
	The Chugoku Electric Power Co. Inc.	Electric Utilities	368	5,141
	The Dai-ichi Life Holdings Inc.	Insurance	1,368	16,417
	The Hiroshima Bank Ltd.	Banks	368	1,537
	The Iyo Bank Ltd.	Banks	434	2,199
	The Japan Steel Works Ltd.	Machinery	100	1,212
	The Shiga Bank Ltd.	Banks	68	1,618
	The Shizuoka Bank Ltd.	Banks	634	3,858
	THK Co. Ltd.	Machinery	145	2,971
	TIS Inc.	IT Services	300	4,966
	Tobu Railway Co. Ltd.	Road & Rail	268	9,359
	Toda Corp.	Construction & Engineering	300	1,748
	Toho Co. Ltd.	Entertainment	140	4,280
	Toho Gas Co. Ltd.	Gas Utilities	109	4,947
	Tohoku Electric Power Co. Inc.	Electric Utilities	568	5,477
	Tokai Carbon Co. Ltd.	Chemicals	234	1,933
	Tokai Rika Co. Ltd.	Auto Components	68	848
	Tokio Marine Holdings Inc.	Insurance	832	38,149
	Tokuyama Corp.	Chemicals	100	1,938
	Tokyo Broadcasting System Holdings Inc.	Media	68	947
	Tokyo Century Corp.	Diversified Financial Services	68	2,132
a	Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	2,100	7,334
	Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	197	37,145
	Tokyo Gas Co. Ltd.	Gas Utilities	544	12,880
	Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	268	2,847
	TOKYU Corp.	Road & Rail	716	11,275
	Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	868	4,165
	Topcon Corp.	Electronic Equipment, Instruments & Components	134	996
	Toppan Printing Co. Ltd.	Commercial Services & Supplies	334	5,124

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

	Industry	Shares	Value
Common Stocks (continued)
Japan (continued)
Toray Industries Inc.	Chemicals	2,000	$8,689
Toshiba Corp.	Industrial Conglomerates	591	13,029
Tosoh Corp.	Chemicals	368	4,193
TOTO Ltd.	Building Products	179	5,961
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	200	2,286
Toyo Suisan Kaisha Ltd.	Food Products	111	5,367
Toyo Tire Corp.	Auto Components	134	1,539
Toyobo Co. Ltd.	Chemicals	100	1,059
Toyoda Gosei Co. Ltd.	Auto Components	100	1,717
Toyota Boshoku Corp.	Auto Components	68	811
Toyota Industries Corp.	Auto Components	200	9,597
Toyota Motor Corp.	Automobiles	3,195	192,401
Toyota Tsusho Corp.	Trading Companies & Distributors	300	7,075
Trend Micro Inc.	Software	142	7,024
TS TECH Co. Ltd.	Auto Components	100	2,370
Tsumura & Co.	Pharmaceuticals	100	2,549
Tsuruha Holdings Inc.	Food & Staples Retailing	46	6,076
TV Asahi Holdings Corp.	Media	34	514
Ube Industries Ltd.	Chemicals	134	2,057
Ulvac Inc.	Semiconductors & Semiconductor Equipment	68	1,631
Unicharm Corp.	Household Products	487	18,275
Ushio Inc.	Electrical Equipment	134	1,282
USS Co. Ltd.	Specialty Retail	268	3,689
Wacoal Corp.	Textiles, Apparel & Luxury Goods	68	1,478
Welcia Holdings Co. Ltd.	Food & Staples Retailing	68	4,756
West Japan Railway Co.	Road & Rail	230	15,757
Yakult Honsha Co. Ltd.	Food Products	153	9,056
Yamada Denki Co. Ltd.	Specialty Retail	1,000	3,992
Yamaguchi Financial Group Inc.	Banks	268	1,519
Yamaha Corp.	Leisure Equipment & Products	200	7,809
Yamaha Motor Co. Ltd.	Automobiles	349	4,225
Yamato Holdings Co. Ltd.	Air Freight & Logistics	446	7,011
Yamato Kogyo Co. Ltd.	Metals & Mining	34	584
Yamazaki Baking Co. Ltd.	Food Products	168	3,512
Yaoko Co. Ltd.	Food & Staples Retailing	34	2,101
YASKAWA Electric Corp.	Machinery	300	8,270
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	300	3,621
Yokohama Rubber Co. Ltd.	Auto Components	134	1,667
Z Holdings Corp.	Interactive Media & Services	3,434	11,070
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	68	2,139
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	113	2,157
Zeon Corp.	Chemicals	168	1,267
Zozo Inc.	Internet & Direct Marketing Retail	134	1,801

Total Investments (Cost $5,376,088) 98.5%			4,204,422
Other Assets, less Liabilities 1.5%			64,972

Net Assets 100.0%			$4,269,394

See Abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

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STATEMENT OF INVESTMENTS

Franklin FTSE Japan Hedged ETF (continued)

At March 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA	Buy	142,702,000	$1,317,107	4/02/20	$4,758	$—
Japanese Yen	UBSW	Buy	142,702,000	1,321,892	4/02/20	—	(27)
Japanese Yen	DBAB	Buy	142,702,000	1,321,866	4/02/20	—	—
Japanese Yen	HSBK	Buy	142,702,000	1,321,884	4/02/20	—	(18)
Japanese Yen	MSCO	Buy	58,378,000	540,776	4/02/20	—	(14)
Japanese Yen	MSCO	Sell	58,378,000	542,098	4/02/20	1,336	—
Japanese Yen	BOFA	Sell	142,702,000	1,325,187	4/02/20	3,322	—
Japanese Yen	UBSW	Sell	142,702,000	1,325,165	4/02/20	3,299	—
Japanese Yen	DBAB	Sell	142,702,000	1,317,108	4/02/20	—	(4,758)
Japanese Yen	HSBK	Sell	142,702,000	1,325,014	4/02/20	3,148	—
Japanese Yen	MSCO	Sell	55,706,000	516,809	5/07/20	—	(28)
Japanese Yen	UBSW	Sell	136,169,000	1,263,390	5/07/20	21	—
Japanese Yen	DBAB	Sell	136,169,000	1,263,333	5/07/20	—	(35)
Japanese Yen	HSBK	Sell	136,169,000	1,263,298	5/07/20	—	(70)

Total Forward Exchange Contracts						$15,884	$(4,950)

Net unrealized appreciation (depreciation)							$10,934

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	3	$52,577	6/11/20	$(114)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Latin America ETF

	Year Ended March 31,

	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.41	$26.17

Income from investment operations[b]:

Net investment income[c]	0.77	0.38

Net realized and unrealized gains (losses)	(11.08)	(0.02)

Total from investment operations	(10.31)	0.36

Less distributions from net investment income	(0.90)	(0.12)

Net asset value, end of year	$15.20	$26.41

Total return[d]	(40.49)%	1.42%

Ratios to average net assets[e]

Total expenses	0.21%	0.19%

Net investment income	2.97%	3.08%

Supplemental data

Net assets, end of year (000’s)	$1,520	$2,641

Portfolio turnover rate[f]	12.74% [g]	4.08%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 12.74%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Latin America ETF

		Industry	Shares	Value
	Common Stocks 79.0%
	Brazil 44.0%
	Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	500	$2,564
	Ambev SA	Beverages	16,300	37,461
	Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,200	4,773
a	B2W Cia Digital	Internet & Direct Marketing Retail	699	6,469
	B3 SA – Brasil Bolsa Balcao	Capital Markets	7,500	51,913
	Banco Bradesco SA	Banks	3,900	14,144
	Banco BTG Pactual SA	Capital Markets	900	5,768
	Banco do Brasil SA	Banks	3,200	17,207
	Banco Santander Brasil SA	Banks	1,500	7,713
	BB Seguridade Participacoes SA	Insurance	2,500	11,978
	BR Malls Paricipacoes SA	Real Estate Management & Development	2,800	5,388
a	BRF SA	Food Products	2,100	6,110
	CCR SA	Transportation Infrastructure	4,200	9,499
	Centrais Eletricas Brasileiras SA	Electric Utilities	1,800	8,281
	Cia Brasileira de Distribuicao	Food & Staples Retailing	600	7,674
	Cia de Saneamento do Parana	Water Utilities	750	3,449
	Cia Siderurgica Nacional SA	Metals & Mining	2,300	3,095
	Cielo SA	IT Services	4,200	3,595
	Cogna Educacao	Diversified Consumer Services	6,300	4,859
	Companhia de Locacao das Americas	Road & Rail	800	1,618
	Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,300	9,803
	Companhia Energetica de Minas Gerais	Electric Utilities	300	523
	Companhia Paranaense de Energia-Copel	Electric Utilities	100	1,126
a	Cosan Logistica SA	Road & Rail	500	1,612
	Cosan SA	Oil, Gas & Consumable Fuels	600	6,219
	CPFL Energia SA	Electric Utilities	700	3,626
	CVC Brasil Operadora e Agencia de Viagens SA	Hotels, Restaurants & Leisure	400	856
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	1,000	2,724
	Duratex SA	Paper & Forest Products	1,000	1,803
	EDP-Energias do Brasil SA	Electric Utilities	1,100	3,453
a	Embraer SA	Aerospace & Defense	2,700	4,966
	Energisa SA	Electric Utilities	700	5,102
a	Eneva SA	Independent Power and Renewable Electricity Producers	300	2,010
	Engie Brasil Energia SA	Independent Power and Renewable Electricity Producers	625	4,690
	Equatorial Energia SA	Electric Utilities	3,200	10,859
	Fleury SA	Health Care Providers & Services	800	3,122
	Grendene SA	Textiles, Apparel & Luxury Goods	900	1,307
	Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	300	631
b,c	Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	500	4,087
	Hypera SA	Pharmaceuticals	1,500	8,268
	IRB Brasil Resseguros SA	Insurance	3,100	5,786
	Itau Unibanco Holding SA	Banks	1,900	8,089
	Klabin SA	Containers & Packaging	2,100	6,474
	Localiza Rent a Car SA	Road & Rail	2,105	10,674
	Lojas Americanas SA	Multiline Retail	808	2,251
	Lojas Renner SA	Multiline Retail	2,980	19,282
	M Dias Branco SA	Food Products	300	1,683
	Magazine Luiza SA	Multiline Retail	2,428	18,252
	Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,000	3,679
	Natura & Co Holding SA	Personal Products	2,500	12,407
	Neoenergia SA	Electric Utilities	800	2,651
	Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	1,700	14,736

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Brazil (continued)
	Odontoprev SA	Health Care Providers & Services	1,000	$2,792
	Petrobras Distribuidora SA	Specialty Retail	2,600	7,775
	Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	13,900	37,895
	Porto Seguro SA	Insurance	400	3,464
	Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	900	4,095
	Raia Drogasil SA	Food & Staples Retailing	860	16,888
a	Rumo SA	Road & Rail	4,200	15,912
	Sao Martinho SA	Food Products	600	1,710
	Sul America SA	Insurance	800	5,213
	Suzano SA	Paper & Forest Products	3,019	20,833
	Telefonica Brasil SA	Diversified Telecommunication Services	100	976
	Tim Participacoes SA	Wireless Telecommunication Services	3,000	7,196
	Totvs SA	Software	600	5,400
	Transmissora Alianca de Energia Eletrica SA	Electric Utilities	800	3,984
	Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	3,164	7,644
	Vale SA	Metals & Mining	12,900	107,496
a	Via Varejo SA	Specialty Retail	1,400	1,425
	Weg SA	Electrical Equipment	2,800	18,123
	YDUQS PART	Diversified Consumer Services	900	3,847

				668,977

	Chile 7.2%
	AES Gener SA	Independent Power and Renewable Electricity Producers	10,845	1,323
	Aguas Andinas SA, A	Water Utilities	10,590	3,131
	Banco de Chile	Banks	168,619	13,671
	Banco de Credito e Inversiones SA	Banks	166	5,648
	Banco Santander Chile SA	Banks	233,065	9,024
	Cencosud SA	Food & Staples Retailing	5,024	5,247
a	Cencosud Shopping SA	Real Estate Management & Development	1,850	2,995
	Colbun SA	Independent Power and Renewable Electricity Producers	25,700	2,804
	Compania Cervecerias Unidas SA	Beverages	552	3,802
	E CL SA	Electric Utilities	1,869	2,070
a	Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	529	2,247
	Empresas CMPC SA	Paper & Forest Products	4,197	9,006
	Empresas COPEC SA	Oil, Gas & Consumable Fuels	1,832	10,533
	Enel Americas SA	Electric Utilities	137,507	16,875
	Enel Chile SA	Electric Utilities	101,454	6,904
	Itau CorpBanca	Banks	628,427	1,636
	Latam Airlines Group SA	Airlines	700	1,807
	Parque Arauco SA	Real Estate Management & Development	2,250	3,168
	Plaza SA	Real Estate Management & Development	976	1,248
	S.A.C.I. Falabella	Multiline Retail	2,650	5,864

				109,003

	Colombia 2.5%
	Bancolombia SA	Banks	1,035	6,144
	Cementos Argos SA	Construction Materials	1,972	1,986
a	Corporacion Financiera Colombiana SA	Diversified Financial Services	398	2,527
	Ecopetrol SA	Oil, Gas & Consumable Fuels	17,830	8,344
a	Empresa De Energia De Bogota SA	Gas Utilities	7,046	3,905
	Grupo Agros SA	Construction Materials	1,252	3,799
	Grupo Inversiones Suramericana SA	Diversified Financial Services	949	4,679
	Interconexion Electrica SA ESP	Electric Utilities	1,587	6,051

				37,435

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	Mexico 24.0%
	Alfa SAB de CV	Industrial Conglomerates		11,429	$3,118
	Alpek SAB de CV	Chemicals		1,454	524
a	Alsea de Mexico S.A.B de C.V.	Hotels, Restaurants & Leisure		2,011	1,301
	America Movil SAB de CV, L	Wireless Telecommunication Services		103,187	61,800
	Arca Continental SAB de CV	Beverages		1,462	5,959
	Banco del Bajio SA	Banks		2,599	2,269
	Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		2,163	1,442
	Becle SA de CV	Beverages		2,126	2,627
	Cemex SAB de CV	Construction Materials		56,956	11,969
	Coca-Cola FEMSA SA de CV	Beverages		1,936	7,894
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	883	732
	El Puerto de Liverpool SAB de CV	Multiline Retail		757	1,671
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	11,382	9,020
	Fomento Economico Mexicano SAB de CV	Beverages		7,904	48,254
c	GMexico Transportes SAB de CV, 144A	Road & Rail		1,662	1,482
	Gruma SAB de CV	Food Products		750	5,808
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		1,209	4,132
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		1,327	7,206
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		574	5,465
	Grupo Bimbo SAB de CV, A	Food Products		8,857	13,018
	Grupo Carso SAB de CV	Industrial Conglomerates		1,805	3,583
	Grupo Elektra SAB de CV	Banks		243	14,544
	Grupo Financiero Banorte SAB de CV	Banks		10,578	29,309
	Grupo Financiero Inbursa SAB de CV	Banks		8,507	6,179
	Grupo Lala SAB de CV	Food Products		2,214	1,012
	Grupo Mexico SAB de CV, B	Metals & Mining		13,483	25,139
	Grupo Televisa SA	Media		8,132	9,463
	Industrias Bachoco SAB de CV, B	Food Products		620	1,783
	Industrias Penoles SA	Metals & Mining		467	3,143
a	Infraestructura Energetica Nova SAB de CV	Gas Utilities		1,940	6,010
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		3,140	4,808
	Megacable Holdings SAB de CV	Media		1,157	3,200
	Orbia Advance Corp. SAB de CV	Chemicals		3,885	4,321
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		806	5,469
	Regional SAB de CV	Banks		876	2,333
a	Telesites SAB de CV	Diversified Telecommunication Services		4,989	3,247
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		19,403	46,110

					365,344

	Peru 0.4%
	Compania de Minas Buenaventura SA, ADR	Metals & Mining		798	5,817

	United States 0.9%
	JBS SA	Food Products		3,700	14,510

	Total Common Stocks (Cost $1,965,082)				1,201,086

	Preferred Stocks 20.5%
	Brazil 18.8%
d	Alpargatas SA, 0.237%, pfd.	Textiles, Apparel & Luxury Goods		750	3,349
a	Azul SA	Airlines		700	2,368
d	Banco Bradesco SA, 10.010%, pfd.	Banks		15,120	60,549
d	Banco do Estado do Rio Grande do Sul SA, 9.883%, pfd., B	Banks		800	1,840
d	Bradespar SA, 4.781%, pfd.	Metals & Mining		800	4,498
d	Braskem SA, 4.872%, pfd., A	Chemicals		700	2,324
d	Centrais Eletricas Brasileiras SA, 5.651%, pfd., B	Electric Utilities		1,000	5,019

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STATEMENT OF INVESTMENTS

Franklin FTSE Latin America ETF (continued)

		Industry	Shares	Value
	Preferred Stocks (continued)
	Brazil 18.8% (continued)
d	Cia de Transmissao de Energia Eletrica Paulista, 7.965%, pfd.	Electric Utilities	700	$2,560
d	Cia Energetica de Sao Paulo, 3.300%, pfd., B	Independent Power and Renewable Electricity Producers	700	3,628
d	Companhia Energetica de Minas Gerais, 8.137%, pfd.	Electric Utilities	3,500	6,012
d	Companhia Paranaense de Energia, 5.320%, pfd., B	Electric Utilities	400	4,126
d	Gerdau SA, 2.090%, pfd.	Metals & Mining	3,900	7,557
a	Gol Linhas Aereas Inteligentes SA, pfd.	Airlines	400	877
d	Itau Unibanco Holding SA, 8.709%, pfd.	Banks	17,700	78,798
d	Itausa-Investimentos Itau SA, 9.918%, pfd.	Banks	16,400	27,731
d	Lojas Americanas SA, 1.011%, pfd.	Multiline Retail	2,828	9,814
d	Petroleo Brasileiro SA, 6.665%, pfd.	Oil, Gas & Consumable Fuels	17,700	47,743
d	Telefonica Brasil SA, 6.951%, pfd.	Diversified Telecommunication Services	1,600	15,255
d	Usinas Siderurgicas de Minas Gerais SA Usiminas, 1.626%, pfd., A	Metals & Mining	1,400	1,328

				285,376

	Chile 0.6%
d	Embotelladora Andina SA, 5.048%, pfd., B	Beverages	760	1,692
d	Sociedad Quimica y Minera de Chile SA, 0.006%, pfd., B	Chemicals	357	8,185

				9,877

	Colombia 1.1%
d	Bancolombia SA, 5.749%, pfd.	Banks	1,690	11,447
d	Grupo Aval Acciones y Valores SA, 6.689%, pfd.	Banks	15,299	3,380
d	Grupo de Inversiones Suramericana SA, 3.278%, pfd.	Diversified Financial Services	291	1,202

				16,029

	Total Preferred Stocks (Cost $590,515)			311,282

	Total Investments (Cost $2,555,597) 99.5%			1,512,368
	Other Assets, less Liabilities 0.5%			8,000

	Net Assets 100.0%			$1,520,368

See Abbreviations on page 351.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $4,087, representing 0.3% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $5,569, representing 0.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Mini Bovespa Index	Long	2	$5,585	4/15/20	$(1,305)

*As of period end.

See Note 8 regarding other derivative information.

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Financial Highlights

Franklin FTSE Mexico ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$22.11	$24.98	$24.90

Income from investment operations[b]:

Net investment income[c]	0.64	0.51	0.12

Net realized and unrealized gains (losses)	(7.73)	(2.86)	0.04

Total from investment operations	(7.09)	(2.35)	0.16

Less distributions from net investment income	(0.67)	(0.52)	(0.08)

Net asset value, end of year	$14.35	$22.11	$24.98

Total return[d]	(33.13)%	(9.28)%	0.63%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%	0.19%

Net investment income	2.93%	2.21%	1.18%

Supplemental data

Net assets, end of year (000’s)	$2,871	$4,422	$2,498

Portfolio turnover rate[f]	19.32% [g]	10.31%	9.64%

aFor the period November 3, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 19.32%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Mexico ETF

		Industry		Shares	Value
	Common Stocks 99.8%
	Mexico 99.8%
	Alfa SAB de CV	Industrial Conglomerates		105,376	$28,748
	Alpek SAB de CV	Chemicals		13,152	4,737
a	Alsea de Mexico S.A.B de C.V.	Hotels, Restaurants & Leisure		18,084	11,702
	America Movil SAB de CV, L	Wireless Telecommunication Services		761,144	455,857
	Arca Continental SAB de CV	Beverages		13,484	54,955
	Banco del Bajio SA	Banks		23,960	20,917
	Banco Santander (Mexico), SA, Institucion de Banca Multiple, Grupo Financiero Santander, B	Banks		19,620	13,080
	Becle SA de CV	Beverages		19,044	23,534
	Cemex SAB de CV	Construction Materials		432,164	90,820
	Coca-Cola FEMSA SA de CV	Beverages		17,848	72,771
	Concentradora Fibra Danhos SA de CV	Equity Real Estate Investment Trusts (REITs	)	7,864	6,517
	El Puerto de Liverpool SAB de CV	Multiline Retail		6,860	15,139
	Fibra Uno Administracion SA de CV	Equity Real Estate Investment Trusts (REITs	)	87,968	69,709
	Fomento Economico Mexicano SAB de CV	Beverages		58,644	358,025
b	GMexico Transportes SAB de CV, 144A	Road & Rail		14,964	13,344
	Gruma SAB de CV	Food Products		6,912	53,527
	Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure		11,144	38,084
	Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure		11,880	64,512
	Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure		5,296	50,424
	Grupo Bimbo SAB de CV, A	Food Products		73,028	107,335
	Grupo Carso SAB de CV	Industrial Conglomerates		16,644	33,041
	Grupo Elektra SAB de CV	Banks		1,788	107,011
	Grupo Financiero Banorte SAB de CV	Banks		79,244	219,566
	Grupo Financiero Inbursa SAB de CV	Banks		78,432	56,970
	Grupo Lala SAB de CV	Food Products		20,056	9,165
	Grupo Mexico SAB de CV, B	Metals & Mining		77,684	144,843
	Grupo Televisa SA	Media		72,096	83,900
	Industrias Bachoco SAB de CV, B	Food Products		5,576	16,039
	Industrias Penoles SA	Metals & Mining		4,308	28,993
a	Infraestructura Energetica Nova SAB de CV	Gas Utilities		17,892	55,424
	Kimberly-Clark de Mexico SAB de CV, A	Household Products		28,948	44,324
	Megacable Holdings SAB de CV	Media		10,424	28,829
	Orbia Advance Corp. SAB de CV	Chemicals		35,816	39,833
	Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure		7,432	50,432
	Regional SAB de CV	Banks		7,884	21,001
[a]	Telesites SAB de CV	Diversified Telecommunication Services		44,712	29,104
	Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing		144,620	343,684

	Total Investments (Cost $4,447,432) 99.8%				2,865,896
	Other Assets, less Liabilities 0.2%				4,724

	Net Assets 100.0%				$2,870,620

See Abbreviations on page 351.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $13,344, representing 0.5% of net assets.

274	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Russia ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.37	$24.24	$23.90

Income from investment operations[b]:

Net investment income (loss)[c]	1.73	1.03	(0.00)[d]

Net realized and unrealized gains (losses)	(4.44)	(1.26)	0.34

Total from investment operations	(2.71)	(0.23)	0.34

Less distributions from net investment income	(1.75)	(0.64)	—

Net asset value, end of year	$18.91	$23.37	$24.24

Total return[e]	(13.90)%	(0.63)%	1.42%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates	0.19%	0.19%	0.19%

Expenses net waiver and payments by affiliates	0.19%	—%	—%

Net investment income (loss)	6.49%	4.57%	(0.13)%

Supplemental data

Net assets, end of year (000’s)	$13,240	$11,683	$2,424

Portfolio turnover rate[g]	15.74% [h]	31.57%	7.58%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.01 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 15.74%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	275

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Russia ETF

		Industry	Shares	Value
	Common Stocks 94.9%
	Russia 94.9%
	Aeroflot – Russian Airlines PJSC	Airlines	96,852	$84,762
	Alrosa PJSC	Metals & Mining	356,146	294,411
	Federal Grid Co. Unified Energy System PJSC	Electric Utilities	48,162,730	99,230
	Federal Hydrogenerating Co.	Electric Utilities	21,290,962	165,594
	Gazprom PJSC	Oil, Gas & Consumable Fuels	864,360	2,006,861
	Inter RAO UES PJSC	Electric Utilities	5,084,534	320,330
	LUKOIL PJSC	Oil, Gas & Consumable Fuels	33,908	2,046,186
	Magnit PJSC	Food & Staples Retailing	9,142	374,707
	Magnitogorsk Iron & Steel Works	Metals & Mining	327,768	161,506
	MMC Norilsk Nickel PJSC	Metals & Mining	2,394	598,027
	Mobile TeleSystems PJSC	Wireless Telecommunication Services	92,078	352,479
	Moscow Exchange MICEX	Capital Markets	240,926	299,871
	Mosenergo PAO	Electric Utilities	1,487,402	35,199
	NLMK PJSC	Metals & Mining	191,436	303,813
	NovaTek PJSC	Oil, Gas & Consumable Fuels	51,002	598,966
	PhosAgro PJSC	Chemicals	6,538	207,519
	Polyus Gold OJSC	Metals & Mining	2,814	383,111
	Rosneft PJSC	Oil, Gas & Consumable Fuels	99,568	400,585
	Rosseti PJSC	Electric Utilities	5,448,954	82,236
a	Rostelecom PJSC	Diversified Telecommunication Services	192,150	181,984
a	RussNeft PJSC	Oil, Gas & Consumable Fuels	8,218	49,350
	Sberbank of Russia PJSC	Banks	840,980	2,015,005
	Severstal PJSC	Metals & Mining	27,552	305,586
	Sistema PJSFC	Wireless Telecommunication Services	534,044	89,641
	Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	466,354	202,338
	Tatneft PAO	Oil, Gas & Consumable Fuels	75,894	536,759
	Unipro PJSC	Independent Power and Renewable Electricity Producers	1,914,178	63,060
	VTB Bank PJSC	Banks	713,209,084	297,575

	Total Common Stocks (Cost $14,929,983)			12,556,691

	Preferred Stocks 5.1%
	Russia 5.1%
b	Bashneft PJSC, 9.547%, pfd.	Oil, Gas & Consumable Fuels	3,556	60,531
b	Surgutneftegas PJSC, 20.266%, pfd.	Oil, Gas & Consumable Fuels	502,600	241,864
b	Tatneft PJSC, 18.720%, pfd., 3	Oil, Gas & Consumable Fuels	7,504	49,989
b	Transneft PJSC, 7.246%, pfd.	Oil, Gas & Consumable Fuels	173	327,141

	Total Preferred Stocks (Cost $855,980)			679,525

	Total Investments (Cost $15,785,963) 100.0%			13,236,216
	Other Assets, less Liabilities 0.0%			3,479

	Net Assets 100.0%			$13,239,695

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

276	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

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Financial Highlights

Franklin FTSE Saudi Arabia ETF

	Year Ended March 31,

	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$27.89	$24.71

Income from investment operations[b]:

Net investment income[c]	0.89	0.11

Net realized and unrealized gains (losses)	(7.80)	3.07

Total from investment operations	(6.91)	3.18

Less distributions from net investment income	(0.83)	—

Net asset value, end of year	$20.15	$27.89

Total return[d]	(25.51)%	12.87%

Ratios to average net assets[e]

Total expenses	0.39%	0.39%

Net investment income	3.46%	0.93%

Supplemental data

Net assets, end of year (000’s)	$2,015	$2,789

Portfolio turnover rate[f]	32.37% [g]	12.41%

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 32.37%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	277

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Saudi Arabia ETF

		Industry	Shares	Value
	Common Stocks 100.0%
	Saudi Arabia 100.0%
	Abdullah Al Othaim Markets Co.	Food & Staples Retailing	660	$16,302
	Advanced Petrochemical Co.	Chemicals	1,600	18,951
	Al-Rajhi Bank	Banks	16,778	240,260
	Alinma Bank	Banks	11,020	61,010
	Almarai Co. JSC	Food Products	3,810	47,663
	Arab National Bank	Banks	9,686	47,180
	Arabian Centres Co. Ltd.	Real Estate Management & Development	2,468	13,861
	Bank Al-Jazira	Banks	6,058	18,285
	Bank Albilad	Banks	5,540	30,140
	Banque Saudi Fransi	Banks	8,762	60,287
	Bupa Arabia for Cooperative Insurance Co.	Insurance	938	22,820
	Dallah Healthcare Co.	Health Care Providers & Services	454	5,528
a	Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	7,978	17,413
a	Emaar Economic City	Real Estate Management & Development	6,236	11,353
a	Etihad Etisalat Co.	Wireless Telecommunication Services	5,682	32,758
a	Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	974	4,542
	Jarir Marketing Co.	Specialty Retail	888	30,207
a	Mobile Telecommunications Co.	Wireless Telecommunication Services	4,310	10,887
	Mouwasat Medical Services Co.	Health Care Providers & Services	724	16,091
	National Commercial Bank	Banks	18,738	173,066
a	National Industrialization Co.	Chemicals	4,942	12,102
	National Petrochemical Co.	Chemicals	1,798	8,930
a	Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	3,298	9,393
	Riyad Bank	Banks	20,894	83,198
	Sahara International Petrochemical Co.	Chemicals	5,414	17,696
	Samba Financial Group	Banks	14,226	76,185
	Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	574	11,535
	Saudi Arabian Fertilizer Co.	Chemicals	3,022	49,871
a	Saudi Arabian Mining Co.	Metals & Mining	6,494	53,584
b,c	Saudi Aramco, 144A, Reg S	Oil, Gas & Consumable Fuels	17,652	141,658
	Saudi Basic Industries Corp.	Chemicals	12,364	230,365
	Saudi Cement Co.	Construction Materials	1,132	14,764
	Saudi Electricity Co.	Electric Utilities	11,934	50,569
	Saudi Ground Services Co.	Transportation Infrastructure	1,346	8,219
	Saudi Industrial Investment Group	Chemicals	3,324	13,961
a	Saudi Kayan Petrochemical Co.	Chemicals	11,080	21,381
a	Saudi Research And Marketing Group	Media	492	7,910
	Saudi Telecom Co.	Diversified Telecommunication Services	8,302	193,352
a	Savola Al-Azizia United Co.	Food Products	3,944	37,477
	Seera Group Holding	Hotels, Restaurants & Leisure	2,216	8,199
	Southern Province Cement Co.	Construction Materials	1,036	15,028
a	The Company for Cooperative Insurance	Insurance	922	14,872
	The Qassim Cement	Construction Materials	666	9,377
	Yanbu Cement	Construction Materials	1,156	7,908
	Yanbu National Petrochemical Co.	Chemicals	3,512	38,887

	Total Investments (Cost $2,435,550) 100.0%			2,015,025
	Other Assets, less Liabilities 0.0%†			52

	Net Assets 100.0%			$2,015,077

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STATEMENT OF INVESTMENTS

Franklin FTSE Saudi Arabia ETF (continued)

See Abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $141,658, representing 7.0% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $141,658, representing 7.0% of net assets.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE South Africa ETF

	Year Ended March 31,

	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$26.62	$24.42

Income from investment operations[b]:

Net investment income[c]	2.65	0.22

Net realized and unrealized gains (losses)	(11.76)	2.04

Total from investment operations	(9.11)	2.26

Less distributions from net investment income	(2.70)	(0.06)

Net asset value, end of year	$14.81	$26.62

Total return[d]	(38.46)%	9.26%

Ratios to average net assets[e]

Total expenses	0.19%	0.19%

Net investment income	10.42%	1.75%

Supplemental data

Net assets, end of year (000’s)	$1,481	$2,662

Portfolio turnover rate[f]	21.44% [g]	7.12%

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 21.44%.

280	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE South Africa ETF

		Industry	Shares	Value
	Common Stocks 99.8%
	Isle Of Man 0.2%
	MAS Real Estate Inc.	Real Estate Management & Development	3,930	$2,242

	Romania 0.9%
	NEPI Rockcastle PLC	Real Estate Management & Development	3,354	14,085

	South Africa 98.7%
	Absa Group Ltd.	Banks	6,732	28,270
	African Rainbow Minerals Ltd.	Metals & Mining	970	5,474
	Anglo American Platinum Ltd.	Metals & Mining	562	23,732
	AngloGold Ashanti Ltd.	Metals & Mining	3,864	69,039
a	Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,566	18,457
	Assore Ltd.	Metals & Mining	312	5,199
	AVI Ltd.	Food Products	2,908	11,459
	Barloworld Ltd.	Trading Companies & Distributors	2,038	7,389
	Bid Corp. Ltd.	Food & Staples Retailing	3,092	36,820
	Bidvest Group Ltd.	Industrial Conglomerates	3,146	25,753
	Capitec Bank Holdings Ltd.	Banks	494	24,340
	Clicks Group Ltd.	Food & Staples Retailing	2,254	32,523
	Coronation Fund Managers Ltd.	Capital Markets	2,408	4,247
b	Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing	3,656	5,425
	Discovery Ltd.	Insurance	3,374	14,728
	Distell Group Holdings Ltd.	Beverages	748	3,274
	Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,336	12,947
	FirstRand Ltd.	Diversified Financial Services	29,622	66,790
	Fortress REIT Ltd.	Equity Real Estate Investment Trusts (REITs)	8,332	784
	Fortress REIT Ltd., A	Equity Real Estate Investment Trusts (REITs)	10,918	6,174
	Gold Fields Ltd.	Metals & Mining	7,580	39,165
	Growthpoint Properties Ltd.	Equity Real Estate Investment Trusts (REITs)	27,450	19,781
a	Harmony Gold Mining Co. Ltd.	Metals & Mining	4,252	9,416
	Hyprop Investments Ltd.	Equity Real Estate Investment Trusts (REITs)	2,342	2,492
	Impala Platinum Holdings Ltd.	Metals & Mining	6,820	28,922
	Investec Ltd.	Capital Markets	2,804	5,336
	Kumba Iron Ore Ltd.	Metals & Mining	480	7,527
	Liberty Holdings Ltd.	Insurance	1,122	4,165
	Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	13,024	13,462
	Momentum Metropolitan Holdings	Insurance	9,262	8,085
a	Motus Holdings Ltd.	Specialty Retail	1,648	2,510
	Mr. Price Group Ltd.	Specialty Retail	2,330	14,883
	MTN Group Ltd.	Wireless Telecommunication Services	16,768	45,431
a	MultiChoice Group Ltd.	Media	3,972	19,075
	Naspers Ltd., N	Internet & Direct Marketing Retail	2,554	365,183
	Nedbank Group Ltd.	Banks	3,710	17,171
	Netcare Ltd.	Health Care Providers & Services	13,420	11,271
a	Ninety One Ltd.	Capital Markets	1,414	2,720
a	Northam Platinum Ltd.	Metals & Mining	3,262	12,677
	Old Mutual Ltd.	Insurance	42,902	28,465
b,c	Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail	6,578	3,923
	Pick ‘N Pay Stores Ltd.	Food & Staples Retailing	3,180	10,790
	PSG Group Ltd.	Diversified Financial Services	1,528	11,048
	Rand Merchant Investment Holdings Ltd.	Insurance	7,016	8,658
	Redefine Properties Ltd.	Equity Real Estate Investment Trusts (REITs)	52,496	6,966
	Remgro Ltd.	Diversified Financial Services	4,794	32,981
	Resilient REIT Ltd.	Equity Real Estate Investment Trusts (REITs)	2,887	5,173
	Reunert Ltd.	Industrial Conglomerates	1,496	3,630
	RMB Holdings Ltd.	Diversified Financial Services	6,980	19,322
	Sanlam Ltd.	Insurance	16,286	46,587
	Santam Ltd.	Insurance	386	5,792
[a]	Sappi Ltd.	Paper & Forest Products	5,096	5,992

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE South Africa ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Africa (continued)
a	Sasol Ltd.	Chemicals	5,198	$10,748
	Shoprite Holdings Ltd.	Food & Staples Retailing	4,572	31,999
a	Sibanye Stillwater Ltd.	Metals & Mining	20,152	25,466
	Standard Bank Group Ltd.	Banks	11,932	68,459
	Telkom SA SOC Ltd.	Diversified Telecommunication Services	2,736	3,145
	The Foschini Group Ltd.	Specialty Retail	2,140	8,108
	The SPAR Group Ltd.	Food & Staples Retailing	1,794	18,256
	Tiger Brands Ltd.	Food Products	1,542	15,973
	Truworths International Ltd.	Specialty Retail	3,976	5,561
	Tsogo Sun Gaming Ltd.	Hotels, Restaurants & Leisure	5,002	868
	Vodacom Group Ltd.	Wireless Telecommunication Services	5,556	36,400
	Vukile Property Fund Ltd.	Equity Real Estate Investment Trusts (REITs)	8,218	3,258
	Woolworths Holdings Ltd.	Multiline Retail	8,112	12,536

				1,462,200

	Total Investments (Cost $2,360,764) 99.8%			1,478,527
	Other Assets, less Liabilities 0.2%			2,777

	Net Assets 100.0%			$1,481,304

See Abbreviations on page 351.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the aggregate value of these securities was $9,348, representing 0.6% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $3,923, representing 0.3% of net assets.

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Financial Highlights

Franklin FTSE South Korea ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$21.19	$25.98	$25.75

Income from investment operations[b]:

Net investment income[c]	0.36	0.40	0.10

Net realized and unrealized gains (losses)	(4.58)	(4.81)	0.40

Total from investment operations	(4.22)	(4.41)	0.50

Less distributions from net investment income	(0.45)	(0.38)	(0.27)

Net asset value, end of year	$16.52	$21.19	$25.98

Total return[d]	(20.24)%	(16.92)%	1.95%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.09%	0.09%	0.09%

Expenses net waiver and payments by affiliates	0.09%	0.09%	—%

Net investment income	1.78%	1.74%	0.94%

Supplemental data

Net assets, end of year (000’s)	$11,562	$16,948	$25,981

Portfolio turnover rate[f]	21.72% [g]	5.21%	3.85%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 8.02%.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, March 31, 2020

Franklin FTSE South Korea ETF

		Industry	Shares	Value
	Common Stocks 94.4%
	South Korea 94.4%
	Amorepacific Corp.	Personal Products	826	$114,331
	AmorePacific Group	Personal Products	756	34,405
	BGF Retail Co. Ltd.	Food & Staples Retailing	161	17,458
	BNK Financial Group Inc.	Banks	7,637	27,823
a	Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	1,743	128,432
a	Celltrion Inc.	Biotechnology	2,709	509,600
	Cheil Worldwide Inc.	Media	1,806	23,514
	CJ CheilJedang Corp.	Food Products	210	37,261
	CJ Corp.	Industrial Conglomerates	322	17,061
	CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	252	21,549
a	CJ Logistics Corp.	Road & Rail	196	21,897
	Coway Co. Ltd.	Household Durables	1,463	69,464
	Daelim Industrial Co. Ltd.	Construction & Engineering	714	43,227
a	Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	4,648	11,225
a	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	1,253	13,844
	DB Insurance Co. Ltd.	Insurance	1,225	34,968
	DGB Financial Group Inc.	Banks	4,018	15,150
	Dongsuh Cos. Inc.	Food & Staples Retailing	805	10,415
	Doosan Bobcat Inc.	Machinery	630	9,289
	Doosan Co. Ltd.	Industrial Conglomerates	147	4,033
a	Doosan Fuel Cell Co. Ltd.	Electrical Equipment	543	2,328
a	Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	3,129	8,778
a	Doosan Infracore Co. Ltd.	Machinery	3,479	8,988
a	Doosan Solus Co. Ltd.	Electronic Equipment, Instruments & Components	294	4,456
	E-MART Inc.	Food & Staples Retailing	518	45,317
	Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	1,365	32,573
	GS Engineering & Construction Corp.	Construction & Engineering	1,533	25,816
	GS Holdings Corp.	Oil, Gas & Consumable Fuels	1,337	40,417
	GS Retail Co. Ltd.	Food & Staples Retailing	693	17,590
	Hana Financial Group Inc.	Banks	7,553	143,323
	Hankook Tire & Technology Co. Ltd.	Auto Components	1,960	31,155
	Hanmi Pharm Co. Ltd.	Pharmaceuticals	189	40,599
	Hanmi Science Co. Ltd.	Pharmaceuticals	336	7,438
	Hanon Systems	Auto Components	4,221	30,756
	Hanssem Co. Ltd.	Household Durables	259	10,702
a	Hanwha Aerospace Co. Ltd.	Aerospace & Defense	931	15,716
	Hanwha Corp.	Industrial Conglomerates	1,106	13,901
	Hanwha Corp.	Industrial Conglomerates	595	4,536
	Hanwha Life Insurance Co. Ltd.	Insurance	7,245	8,273
	Hanwha Solutions Corp.	Chemicals	2,128	23,424
	HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	1,204	15,379
a	Helixmith Co. Ltd.	Biotechnology	476	26,863
	Hite Jinro Co. Ltd.	Beverages	798	17,601
a	HLB Inc.	Leisure Equipment & Products	889	65,725
	Hotel Shilla Co. Ltd.	Specialty Retail	812	47,025
	Hyundai Department Store Co. Ltd.	Multiline Retail	392	18,934
	Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	1,904	42,933
	Hyundai Glovis Co. Ltd.	Air Freight & Logistics	483	35,947
	Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	273	44,291
	Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,582	29,435
	Hyundai Mipo Dockyard Co. Ltd.	Machinery	532	11,843
	Hyundai Mobis Co. Ltd.	Auto Components	1,708	237,817
	Hyundai Motor Co.	Automobiles	3,710	270,322
	Hyundai Steel Co.	Metals & Mining	1,967	29,004
	Hyundai Wia Corp.	Auto Components	420	9,246
	Industrial Bank of Korea	Banks	7,112	43,816

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STATEMENT OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Kakao Corp.	Interactive Media & Services	1,323	$168,995
	Kangwon Land Inc.	Hotels, Restaurants & Leisure	2,786	45,199
	KB Financial Group Inc.	Banks	10,171	288,666
	KCC Corp.	Chemicals	123	13,085
a	KCC Glass Corp.	Building Products	116	1,749
	KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	553	13,196
	Kia Motors Corp.	Automobiles	6,748	144,123
	Korea Aerospace Industries Ltd.	Aerospace & Defense	1,694	29,153
a	Korea Electric Power Corp.	Electric Utilities	6,685	105,710
	Korea Gas Corp.	Gas Utilities	693	12,239
	Korea Investment Holdings Co. Ltd.	Capital Markets	1,001	40,908
a	Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	1,127	72,766
	Korea Zinc Co. Ltd.	Metals & Mining	259	75,742
a	Korean Air Lines Co. Ltd.	Airlines	1,246	19,140
	KT&G Corp.	Tobacco	2,898	177,829
	Kumho Petrochemical Co. Ltd.	Chemicals	455	24,220
	LG Chem Ltd.	Chemicals	1,197	299,901
	LG Corp.	Industrial Conglomerates	2,359	114,331
a	LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	5,852	53,360
	LG Electronics, Inc.	Household Durables	2,828	111,972
	LG Household & Health Care Ltd.	Personal Products	231	212,527
	LG Uplus Corp.	Diversified Telecommunication Services	5,061	44,900
	Lotte Chemical Corp.	Chemicals	385	61,038
	Lotte Chilsung Beverage Co. Ltd.	Beverages	91	6,354
	Lotte Corp.	Industrial Conglomerates	686	13,524
	LOTTE Fine Chemical Co. Ltd.	Chemicals	455	11,605
	Lotte Shopping Co. Ltd.	Multiline Retail	294	18,113
	LS Corp.	Electrical Equipment	455	10,802
	Mando Corp.	Auto Components	861	14,641
	Medy-tox Inc.	Biotechnology	112	18,152
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	3,815	9,120
	Mirae Asset Daewoo Co. Ltd.	Capital Markets	9,884	42,789
	Naver Corp.	Interactive Media & Services	3,500	488,767
	NCsoft Corp.	Entertainment	441	236,195
a	Netmarble Corp.	Entertainment	448	34,299
	NH Investment & Securities Co. Ltd.	Capital Markets	3,360	24,813
a	NHN Corp.	Entertainment	252	14,180
	Nongshim Co. Ltd.	Food Products	84	19,907
a	OCI Co. Ltd.	Chemicals	476	13,607
	Orion Corp.	Food Products	567	53,563
	Ottogi Corp.	Food Products	35	13,671
	Paradise Co. Ltd.	Hotels, Restaurants & Leisure	1,190	12,659
	POSCO	Metals & Mining	1,785	236,074
	POSCO Chemical Co. Ltd.	Construction Materials	560	20,149
	Posco International Corp.	Trading Companies & Distributors	1,288	12,009
	S-1 Corp.	Commercial Services & Supplies	497	32,661
	S-Oil Corp.	Oil, Gas & Consumable Fuels	1,071	50,235
a	Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	350	138,580
	Samsung C&T Corp.	Industrial Conglomerates	2,198	161,778
	Samsung Card Co. Ltd.	Consumer Finance	791	19,428
	Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	1,456	116,853
	Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	48,496	1,902,234
a	Samsung Engineering Co. Ltd.	Construction & Engineering	4,130	34,435
	Samsung Fire & Marine Insurance Co. Ltd.	Insurance	861	108,920
a	Samsung Heavy Industries Co. Ltd.	Machinery	11,452	36,689
	Samsung Life Insurance Co. Ltd.	Insurance	1,666	58,847
	Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	1,379	272,436

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin FTSE South Korea ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	South Korea (continued)
	Samsung SDS Co. Ltd.	IT Services	833	$102,299
	Samsung Securities Co. Ltd.	Capital Markets	1,652	39,829
	Shinhan Financial Group Co. Ltd.	Banks	12,425	291,909
	Shinsegae Co. Ltd.	Multiline Retail	182	32,517
a	SillaJen Inc.	Biotechnology	1,393	15,162
	SK Holdings Co. Ltd.	Industrial Conglomerates	868	119,432
	SK Hynix Inc.	Semiconductors & Semiconductor Equipment	13,580	929,243
	SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	1,498	107,057
	SK Networks Co. Ltd.	Trading Companies & Distributors	3,857	14,416
	SK Telecom Co. Ltd.	Wireless Telecommunication Services	609	88,547
	SKC Co. Ltd.	Chemicals	490	14,974
	Ssangyong Cement Industrial Co. Ltd.	Construction Materials	2,723	10,088
	Woori Financial Group Inc.	Banks	14,182	89,122
	Yuhan Corp.	Pharmaceuticals	238	44,771

	Total Common Stocks (Cost $16,542,969)			10,915,417

	Preferred Stocks 3.8%
	South Korea 3.8%
b	Amorepacific Corp., 1.686%, pfd.	Personal Products	280	13,708
b	CJ CheilJedang Corp., 4.011%, pfd.	Food Products	35	2,544
b	Hyundai Motor Co., 7.206%, pfd., 2	Automobiles	994	46,460
b	Hyundai Motor Co., 7.849%, pfd.	Automobiles	609	25,814
b	LG Chem Ltd., 1.385%, pfd.	Chemicals	203	24,680
b	LG Electronics Inc., 4.482%, pfd.	Household Durables	448	6,569
b	LG Household & Health Care Ltd., 1.727%, pfd.	Personal Products	53	27,864
b	Samsung Electronics Co. Ltd., 2.651%, pfd.	Technology Hardware, Storage & Peripherals	8,498	279,928
b	Samsung Fire & Marine Insurance Co. Ltd., 7.594%, pfd.	Insurance	70	6,440

	Total Preferred Stocks (Cost $580,427)			434,007

	Total Investments (Cost $17,123,396) 98.2%			11,349,424
	Other Assets, less Liabilities 1.8%			212,847

	Net Assets 100.0%			$11,562,271

See Abbreviations on page 351.

aNon-income producing.

bVariable rate security. The rate shown represents the yield at period end.

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
Kospi 200 Mini	Long	22	$213,575	4/09/20	$(17,785)

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Switzerland ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$23.86	$23.11	$23.56

Income from investment operations[b]:

Net investment income[c]	1.06	0.53	0.22

Net realized and unrealized gains (losses)	(0.16)	0.83	(0.67)

Total from investment operations	0.90	1.36	(0.45)

Less distributions from net investment income	(0.32)	(0.61)	—

Net asset value, end of year	$24.44	$23.86	$23.11

Total return[d]	3.70%	6.13%	(1.91)%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.12%	2.35%	6.54%

Supplemental data

Net assets, end of year (000’s)	$34,213	$2,386	$2,311

Portfolio turnover rate[f]	16.25% [g]	14.06%	2.72%

aFor the period February 6, 2018 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 16.25%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	287

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Switzerland ETF

		Industry	Shares	Value
	Common Stocks 99.1%
	Switzerland 99.1%
	ABB Ltd.	Electrical Equipment	58,702	$1,031,706
	Adecco Group AG	Professional Services	5,222	205,847
a	Alcon Inc.	Health Care Equipment & Supplies	15,652	798,009
	Baloise Holding AG	Insurance	1,582	207,489
	Banque Cantonale Vaudoise	Banks	98	80,422
	Barry Callebaut AG	Food Products	103	206,522
	Chocoladefabriken Lindt & Spruengli AG	Food Products	69	581,567
	Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	16,856	924,375
	Clariant AG	Chemicals	6,818	114,614
	Credit Suisse Group AG	Capital Markets	83,944	694,075
	DKSH Holding AG	Professional Services	1,218	60,450
	Dufry AG	Specialty Retail	1,036	32,208
	EMS-Chemie Holding AG	Chemicals	238	149,680
	Flughafen Zurich AG	Transportation Infrastructure	658	74,127
	Geberit AG	Building Products	1,218	536,270
	Georg Fischer AG	Machinery	140	96,801
	Givaudan AG	Chemicals	308	953,398
	Helvetia Holding AG	Insurance	1,120	96,425
	Julius Baer Group Ltd.	Capital Markets	7,420	253,302
	Kuehne + Nagel International AG	Marine	1,708	234,518
	LafargeHolcim Ltd., B	Construction Materials	17,262	630,856
	Logitech International SA	Technology Hardware, Storage & Peripherals	4,984	215,524
	Lonza Group AG	Life Sciences Tools & Services	2,478	1,030,078
	Nestle SA	Food Products	66,262	6,810,765
	Novartis AG	Pharmaceuticals	50,610	4,176,744
	OC Oerlikon Corp. AG	Machinery	6,958	55,805
	Pargesa Holding SA, B	Diversified Financial Services	1,302	86,324
	Partners Group Holding AG	Capital Markets	560	387,552
	PSP Swiss Property AG	Real Estate Management & Development	1,330	165,915
	Roche Holding AG	Pharmaceuticals	616	197,492
	Roche Holding AG	Pharmaceuticals	16,212	5,262,135
	Schindler Holding AG	Machinery	644	136,048
	Schindler Holding AG, PC	Machinery	1,386	304,260
	SGS SA	Professional Services	203	470,390
	Sika AG	Chemicals	4,732	782,268
	Sonova Holding AG	Health Care Equipment & Supplies	1,820	328,053
	Straumann Holding AG	Health Care Equipment & Supplies	350	260,958
	Sulzer AG	Machinery	630	39,784
	Swatch Group AG	Textiles, Apparel & Luxury Goods	924	184,743
	Swatch Group AG	Textiles, Apparel & Luxury Goods	1,442	56,753
	Swiss Life Holding AG	Insurance	1,134	386,067
	Swiss Prime Site AG	Real Estate Management & Development	2,562	250,891
	Swiss Re AG	Insurance	9,492	731,459
	Swisscom AG	Diversified Telecommunication Services	868	466,677
	Temenos AG	Software	2,044	268,083
	UBS Group AG	Capital Markets	111,916	1,046,346
	Vifor Pharma AG	Pharmaceuticals	1,526	210,948
	Zurich Insurance Group AG	Insurance	4,620	1,639,717

	Total Investments (Cost $38,233,037) 99.1%			33,914,440
	Other Assets, less Liabilities 0.9%			298,093

	Net Assets 100.0%			$34,212,533

See Abbreviations on page 351.

aNon-income producing.

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STATEMENT OF INVESTMENTS

Franklin FTSE Switzerland ETF (continued)

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
Swiss Mid Cap	Long	8	$177,686	6/19/20	$18,917

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin FTSE Taiwan ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.72	$26.34	$25.59

Income from investment operations[b]:

Net investment income (loss)[c]	0.89	0.47	(0.02)

Net realized and unrealized gains (losses)	(1.56)	(1.85)	0.77

Total from investment operations	(0.67)	(1.38)	0.75

Less distributions from net investment income	(0.87)	(0.24)	(—)[d]

Net asset value, end of year	$23.18	$24.72	$26.34

Total return[e]	(3.29)%	(5.15)%	2.93%

Ratios to average net assets[f]

Total expenses	0.19%	0.19%	0.19%

Net investment income (loss)	3.39%	1.96%	(0.19)%

Supplemental data

Net assets, end of year (000’s)	$13,906	$14,834	$5,268

Portfolio turnover rate[g]	12.57% [h]	8.71%	3.63%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dAmount rounds to less than $0.001 per share.

eTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

fRatios are annualized for periods less than one year.

gPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 12.57%.

290	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE Taiwan ETF

		Industry	Shares	Value
	Common Stocks 99.7%
	Taiwan 99.7%
	Accton Technology Corp.	Communications Equipment	16,000	$86,239
	Acer Inc.	Technology Hardware, Storage & Peripherals	84,000	43,331
	Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	11,000	90,753
	ASE Industrial Holding Co. Ltd.	Semiconductors & Semiconductor Equipment	102,000	197,649
	Asia Cement Corp.	Construction Materials	69,000	89,896
	Asustek Computer Inc.	Technology Hardware, Storage & Peripherals	21,000	142,007
	AU Optronics Corp.	Electronic Equipment, Instruments & Components	264,000	55,346
	Capital Securities Corp.	Capital Markets	63,000	19,541
	Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	22,000	142,222
	Cathay Financial Holding Co. Ltd.	Insurance	249,000	290,650
	Chailease Holding Co. Ltd.	Diversified Financial Services	36,080	109,165
	Chang Hwa Commercial Bank Ltd.	Banks	189,000	119,057
	Cheng Shin Rubber Industry Co. Ltd.	Auto Components	54,000	54,997
	Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	18,030	45,192
	China Airlines Ltd.	Airlines	69,000	15,082
	China Development Financial Holding Corp.	Insurance	417,000	102,314
a	China Life Insurance Co. Ltd.	Insurance	87,000	48,475
	China Motor Corp.	Automobiles	9,000	7,410
	China Steel Corp.	Metals & Mining	369,000	231,224
	Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	114,000	405,238
	Compal Electronics Inc.	Technology Hardware, Storage & Peripherals	123,000	70,364
	CTBC Financial Holding Co. Ltd.	Banks	546,000	323,178
	Delta Electronics, Inc.	Electronic Equipment, Instruments & Components	66,000	262,983
	E.Sun Financial Holding Co. Ltd.	Banks	330,000	264,620
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	47,716
	Epistar Corp.	Semiconductors & Semiconductor Equipment	30,000	25,594
	Eternal Materials Co. Ltd.	Chemicals	30,630	22,840
	EVA Airways Corp.	Airlines	69,000	20,284
a	Evergreen Marine Corp. Taiwan Ltd.	Marine	72,035	22,033
	Far Eastern International Bank	Banks	63,000	20,936
	Far Eastern New Century Corp.	Industrial Conglomerates	117,000	87,243
	Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	48,000	100,471
	Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	11,000	47,286
	First Financial Holding Co. Ltd.	Banks	294,000	191,032
	Formosa Chemicals & Fibre Corp.	Chemicals	102,000	225,981
	Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	42,000	113,050
	Formosa Plastics Corp.	Chemicals	147,000	365,051
	Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	30,000	30,554
	Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	33,000	54,015
	Fubon Financial Holding Co. Ltd.	Insurance	222,000	275,651
	Giant Manufacturing Co. Ltd.	Leisure Equipment & Products	9,000	39,879
	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	6,300	71,038
	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	357,000	825,167
	Hotai Motor Co. Ltd.	Specialty Retail	9,480	153,917
	HTC Corp.	Technology Hardware, Storage & Peripherals	21,000	19,721
	Hua Nan Financial Holdings Co. Ltd.	Banks	273,000	162,943
	Innolux Corp.	Electronic Equipment, Instruments & Components	258,000	44,619
	Inventec Corp.	Technology Hardware, Storage & Peripherals	90,000	69,342
	Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	3,060	387,540
	Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	63,000	86,037
	MediaTek Inc.	Semiconductors & Semiconductor Equipment	44,000	476,498
	Mega Financial Holding Co. Ltd.	Banks	327,000	307,629
	Nan Ya Plastics Corp.	Chemicals	168,000	303,874
	Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	24,000	42,617
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	17,000	96,688
a	OBI Pharma, Inc.	Biotechnology	4,194	9,625
	Oriental Union Chemical Corp.	Chemicals	21,000	9,895

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STATEMENT OF INVESTMENTS

Franklin FTSE Taiwan ETF (continued)

		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan (continued)
	Pegatron Corp.	Technology Hardware, Storage & Peripherals	60,000	$115,074
	Pou Chen Corp.	Textiles, Apparel & Luxury Goods	78,000	66,157
	President Chain Store Corp.	Food & Staples Retailing	16,600	155,343
	Quanta Computer Inc.	Technology Hardware, Storage & Peripherals	81,000	161,242
	Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	14,000	101,152
	Shin Kong Financial Holding Co. Ltd.	Insurance	342,008	86,289
	SinoPac Financial Holdings Co. Ltd.	Banks	312,040	114,017
	Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	42,000	51,595
	Taishin Financial Holding Co. Ltd.	Banks	303,114	117,270
	Taiwan Business Bank	Banks	141,000	45,179
	Taiwan Cement Corp.	Construction Materials	144,000	188,086
	Taiwan Cooperative Financial Holding Co. Ltd.	Banks	279,000	169,292
	Taiwan Fertilizer Co. Ltd.	Chemicals	21,000	29,026
	Taiwan Glass Industry Corp.	Building Products	51,000	12,463
	Taiwan High Speed Rail Corp.	Transportation Infrastructure	63,000	59,893
	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	48,000	158,564
	Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	24,374
	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	304,000	2,754,361
	Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	43,034
	The Shanghai Commercial & Savings Bank Ltd.	Banks	99,000	128,818
a	TPK Holding Co. Ltd.	Electronic Equipment, Instruments & Components	9,000	10,312
	Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	9,000	19,791
	U-Ming Marine Transport Corp.	Marine	12,000	10,317
	Uni-President Enterprises Corp.	Food Products	144,000	312,365
	Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	39,000	41,268
	United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	333,000	150,305
	Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	27,000	52,944
	Walsin Lihwa Corp.	Electrical Equipment	93,000	33,828
	Walsin Technology Corp.	Electronic Equipment, Instruments & Components	15,000	79,857
	Wan Hai Lines Ltd.	Marine	24,000	10,912
	Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	12,000	104,558
	Wistron Corp.	Technology Hardware, Storage & Peripherals	81,000	65,622
	Wiwynn Corp.	Technology Hardware, Storage & Peripherals	2,500	58,033
	Yageo Corp.	Electronic Equipment, Instruments & Components	12,000	108,923
	Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	333,000	171,227
	Yulon Motor Co. Ltd.	Automobiles	27,000	13,124
	Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	7,639
	Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	18,000	55,354

	Total Investments (Cost $14,184,770) 99.7%			13,861,307
	Other Assets, less Liabilities 0.3%			44,523

	Net Assets 100.0%			$13,905,830

See Abbreviations on page 351.

aNon-income producing.

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Financial Highlights

Franklin FTSE United Kingdom ETF

	Year Ended March 31,

	2020	2019	2018[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.23	$25.23	$24.89

Income from investment operations[b]:

Net investment income[c]	1.08	1.05	0.38

Net realized and unrealized gains (losses)	(6.30)	(1.21)	0.07

Total from investment operations	(5.22)	(0.16)	0.45

Less distributions from net investment income	(1.09)	(0.84)	(0.11)

Net asset value, end of year	$17.92	$24.23	$25.23

Total return[d]	(22.42)%	(0.51)%	1.80%

Ratios to average net assets[e]

Total expenses	0.09%	0.09%	0.09%

Net investment income	4.84%	4.46%	3.68%

Supplemental data

Net assets, end of year (000’s)	$89,624	$29,076	$2,523

Portfolio turnover rate[f]	4.41% [g]	10.10%	1.61%

aFor the period November 2, 2017 (commencement of operations) to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fPortfolio turnover rate excludes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 4.41%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin FTSE United Kingdom ETF

		Industry		Shares	Value
	Common Stocks 99.0%
	Australia 2.7%
	Rio Tinto PLC	Metals & Mining		53,300	$2,457,532

	Germany 0.1%
	TUI AG	Hotels, Restaurants & Leisure		21,100	94,919

	Ireland 1.9%
	CRH PLC	Construction Materials		38,600	1,052,009
	Flutter Entertainment PLC	Hotels, Restaurants & Leisure		3,700	334,360
	Smurfit Kappa Group PLC	Containers & Packaging		11,500	326,541

					1,712,910

	Kazakhstan 0.1%
	KAZ Minerals PLC	Metals & Mining		10,600	46,160

	Netherlands 0.5%
a,b,c	Just Eat Takeaway, 144A, Reg S	Internet & Direct Marketing Retail		5,300	398,247

	Russia 0.4%
	Evraz PLC	Metals & Mining		26,400	75,814
	Polymetal International PLC	Metals & Mining		16,400	280,524

					356,338

	South Africa 0.1%
	Investec PLC	Capital Markets		32,200	60,648

	Switzerland 1.1%
	Coca-Cola HBC AG	Beverages		9,400	202,456
	Glencore PLC	Metals & Mining		525,200	806,213

					1,008,669

	United Arab Emirates 0.0%†
	NMC Health PLC	Health Care Providers & Services		3,705	5,128

	United Kingdom 92.0%
	3i Group PLC	Capital Markets		46,200	453,817
	Admiral Group PLC	Insurance		10,000	276,509
	Anglo American PLC	Metals & Mining		59,800	1,050,247
	Antofagasta PLC	Metals & Mining		16,800	161,025
	Ashmore Group PLC	Capital Markets		22,100	97,774
	Ashtead Group PLC	Trading Companies & Distributors		21,800	477,231
	Associated British Foods PLC	Food Products		16,900	380,127
	AstraZeneca PLC	Pharmaceuticals		63,600	5,690,598
	Auto Trader Group PLC	Interactive Media & Services		44,000	239,563
	Avast PLC	Software		26,300	128,291
	AVEVA Group PLC	Software		3,100	134,304
	Aviva PLC	Insurance		189,300	630,230
	B&M European Value Retail SA	Multiline Retail		42,900	146,709
	Babcock International Group PLC	Commercial Services & Supplies		12,300	58,443
	BAE Systems PLC	Aerospace & Defense		155,200	1,004,153
	Barclays PLC	Banks		833,300	972,392
	Barratt Developments PLC	Household Durables		48,900	267,394
	Bellway PLC	Household Durables		6,000	160,400
	BHP Group PLC	Metals & Mining		100,800	1,564,837
	BP PLC	Oil, Gas & Consumable Fuels		965,800	4,121,946
	British American Tobacco PLC	Tobacco		110,700	3,787,072
	British Land Co. PLC	Equity Real Estate Investment Trusts (REITs	)	45,100	188,009
	BT Group PLC	Diversified Telecommunication Services		423,500	619,115
	Bunzl PLC	Trading Companies & Distributors		16,300	329,341
	Burberry Group PLC	Textiles, Apparel & Luxury Goods		19,500	320,251
	Centrica PLC	Multi-Utilities		282,400	133,342
	Cineworld Group PLC	Entertainment		48,500	29,846
	Compass Group PLC	Hotels, Restaurants & Leisure		76,800	1,203,684

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STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	ConvaTec Group PLC	Health Care Equipment & Supplies		70,900	$163,957
	Croda International PLC	Chemicals		6,000	317,824
	DCC PLC	Industrial Conglomerates		4,800	303,540
	Derwent London PLC	Equity Real Estate Investment Trusts (REITs	)	4,900	198,677
	Diageo PLC	Beverages		111,800	3,585,573
	Direct Line Insurance Group PLC	Insurance		66,700	244,723
	DS Smith PLC	Containers & Packaging		61,800	211,036
	easyJet PLC	Airlines		9,400	66,553
	Experian PLC	Professional Services		44,000	1,228,096
	Ferguson PLC	Trading Companies & Distributors		11,000	689,611
	Fresnillo PLC	Metals & Mining		8,900	73,585
	G4S PLC	Commercial Services & Supplies		75,200	86,065
	GlaxoSmithKline PLC	Pharmaceuticals		237,600	4,462,196
	GVC Holdings PLC	Hotels, Restaurants & Leisure		28,100	195,467
	Halma PLC	Electronic Equipment, Instruments & Components		18,400	438,278
	Hargreaves Lansdown PLC	Capital Markets		14,800	254,349
	Hikma Pharmaceuticals PLC	Pharmaceuticals		6,800	171,584
	Hiscox Ltd.	Insurance		13,500	154,839
	HomeServe PLC	Commercial Services & Supplies		13,200	173,167
	Howden Joinery Group PLC	Trading Companies & Distributors		28,000	177,759
	HSBC Holdings PLC	Banks		981,700	5,529,400
	IMI PLC	Machinery		13,000	120,476
	Imperial Brands PLC	Tobacco		46,200	857,452
	Inchcape PLC	Distributors		19,400	104,206
	Informa PLC	Media		60,400	331,476
	InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure		8,800	383,596
	Intermediate Capital Group PLC	Capital Markets		13,500	150,068
	International Consolidated Airlines Group SA	Airlines		21,700	57,877
	Intertek Group PLC	Professional Services		7,800	457,080
	ITV PLC	Media		180,600	147,842
	J Sainsbury PLC	Food & Staples Retailing		78,700	205,317
	JD Sports Fashion PLC	Specialty Retail		20,800	118,045
	John Wood Group PLC	Energy Equipment & Services		32,100	61,952
	Johnson Matthey PLC	Chemicals		9,200	205,108
	Kingfisher PLC	Specialty Retail		102,300	182,533
	Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs	)	34,500	238,190
	Legal & General Group PLC	Insurance		287,000	689,846
	Lloyds Banking Group PLC	Banks		3,389,900	1,345,058
	London Stock Exchange Group PLC	Capital Markets		15,200	1,372,079
a	M&G PLC	Diversified Financial Services		126,000	175,919
	Marks & Spencer Group PLC	Multiline Retail		94,600	116,408
	Meggitt PLC	Aerospace & Defense		37,600	135,344
	Melrose Industries PLC	Electrical Equipment		233,400	264,805
	Micro Focus International PLC	Software		15,900	78,861
	Mondi PLC	Paper & Forest Products		23,500	402,407
	National Grid PLC	Multi-Utilities		168,600	1,978,920
	Next PLC	Multiline Retail		6,200	313,043
a	Ninety One PLC	Capital Markets		15,952	34,199
a	Ocado Group PLC	Internet & Direct Marketing Retail		21,900	331,290
	Pearson PLC	Media		37,200	254,893
	Pennon Group PLC	Water Utilities		20,300	273,231
	Persimmon PLC	Household Durables		15,400	365,960
	Phoenix Group Holdings PLC	Insurance		25,500	198,123
	Prudential PLC	Insurance		126,000	1,617,800
	Quilter PLC	Capital Markets		90,500	132,414
	Reckitt Benckiser Group PLC	Household Products		30,500	2,325,837
	RELX PLC	Professional Services		91,100	1,956,458
	Renishaw PLC	Electronic Equipment, Instruments & Components		1,700	66,694

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STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

		Industry		Shares	Value
	Common Stocks (continued)
	United Kingdom (continued)
	Rentokil Initial PLC	Commercial Services & Supplies		89,700	$431,325
	Rightmove PLC	Interactive Media & Services		42,400	256,245
	Rolls-Royce Holdings PLC	Aerospace & Defense		83,500	352,643
	Royal Bank of Scotland Group PLC	Banks		220,200	308,259
	Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels		200,000	3,518,979
	Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels		181,700	3,063,615
	RSA Insurance Group PLC	Insurance		49,900	260,116
	Schroders PLC	Capital Markets		5,400	166,322
	Segro PLC	Equity Real Estate Investment Trusts (REITs	)	52,800	500,186
	Severn Trent PLC	Water Utilities		11,500	325,115
	Smith & Nephew PLC	Health Care Equipment & Supplies		42,400	754,172
	Smiths Group PLC	Industrial Conglomerates		19,200	291,874
	Spirax-Sarco Engineering PLC	Machinery		3,600	364,471
	SSE PLC	Electric Utilities		50,200	812,304
	St. James’s Place Capital PLC	Capital Markets		25,400	239,234
	Standard Chartered PLC	Banks		127,600	705,334
	Standard Life Aberdeen PLC	Capital Markets		112,400	312,050
	Tate & Lyle PLC	Food Products		22,700	184,644
	Taylor Wimpey PLC	Household Durables		157,600	229,614
	Tesco PLC	Food & Staples Retailing		469,000	1,330,556
	The Berkeley Group Holdings PLC	Household Durables		5,700	255,498
	The Sage Group PLC	Software		52,700	386,714
	Travis Perkins PLC	Trading Companies & Distributors		12,200	133,514
	Unilever PLC	Personal Products		52,800	2,668,204
	United Utilities Group PLC	Water Utilities		33,100	370,530
a	Virgin Money UK PLC	Banks		59,900	46,049
	Vodafone Group PLC	Wireless Telecommunication Services		1,301,500	1,823,589
	Weir Group PLC	Machinery		12,600	112,645
	Whitbread PLC	Hotels, Restaurants & Leisure		6,500	244,208
	William Morrison Supermarkets PLC	Food & Staples Retailing		107,000	236,161
	WPP PLC	Media		58,200	397,918

					82,485,824

	United States 0.1%
	Carnival PLC	Hotels,Restaurants & Leisure		7,400	90,050

	Total Investments (Cost $118,603,881) 99.0%				88,716,425

	Other Assets, less Liabilities 1.0%				907,759

	Net Assets 100.0%				$89,624,184

See Abbreviations on page 351.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the value of this security was $398,247, representing 0.4% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $398,247, representing 0.4% of net assets.

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STATEMENT OF INVESTMENTS

Franklin FTSE United Kingdom ETF (continued)

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
FTSE 100 Index	Long	13	$908,406	6/19/20	$77,270

*As of period end.

See Note 8 regarding other derivative information.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$18,205,698	$11,774,833	$196,823,499	$6,365,137
Cost – Non-controlled affiliates (Note 3c)	5,040	—	—	—

Value – Unaffiliated issuers+	$14,650,177	$7,811,389	$102,437,504	$4,863,699
Value – Non-controlled affiliates (Note 3c)	5,040	—	—	—
Cash	1,555	—	—	807
Foreign currency, at value (cost $13,438, $28,235, $22,297 and $11,787, respectively)	13,394	28,108	22,065	11,880
Receivables:
Dividends and interest	49,342	37,428	696,318	12,232
Deposits with brokers for:
Futures contracts	22	—	39,359	—

Total assets	14,719,530	7,876,925	103,195,246	4,888,618

Liabilities:
Payables:
Investment securities purchased	—	6,044	—	12,182
Management fees	2,454	659	20,322	417
Variation margin on futures contracts	—	—	3,490	—
Funds advanced by custodian	—	49,946	471,890	—
Payable upon return of securities loaned	5,040	—	—	—

Total liabilities	7,494	56,649	495,702	12,599

Net assets, at value	$14,712,036	$7,820,276	$102,699,544	$4,876,019

Net assets consist of:
Paid-in capital	$18,898,409	$11,782,341	$211,873,922	$6,459,960
Total distributable earnings (loss)	(4,186,373)	(3,962,065)	(109,174,378)	(1,583,941)

Net assets, at value	$14,712,036	$7,820,276	$102,699,544	$4,876,019

Shares outstanding	800,000	450,000	7,100,000	250,000

Net asset value per share	$18.39	$17.38	$14.46	$19.50

+Includes securities loaned	4,878	—	—	—

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2020

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$51,152,443	$113,955,446	$5,195,476	$11,454,628
Cost – Non-controlled affiliates (Note 3c)	29,400	—	1	—

Value – Unaffiliated issuers+	$48,800,261	$90,723,746	$3,756,696	$8,684,148
Value – Non-controlled affiliates (Note 3c)	29,400	—	1	—
Cash	4,056	76,190	—	—
Foreign currency, at value (cost $9,609, $171,960, $13,520 and $6,043, respectively)	9,613	173,864	13,667	6,142
Receivables:
Dividends and interest++	336	314,488	38,263	12,171
Variation margin on futures contracts	—	4,871	—	—
Deposits with brokers for:
Futures contracts	—	69,149	11,766	—
Unrealized appreciation on OTC forward exchange contracts	—	—	105,667	—

Total assets	48,843,666	91,362,308	3,926,060	8,702,461

Liabilities:
Cash deposit due to brokers	36	—	—	—
Payables:
Investment securities purchased	—	—	27,364	—
Management fees	7,111	6,074	293	689
Variation margin on futures contracts	—	—	5,566	—
Funds advanced by custodian	—	—	7,036	263
Payable upon return of securities loaned	29,400	—	—	—
Unrealized depreciation on OTC forward exchange contracts	—	—	54,816	—

Total liabilities	36,547	6,074	95,075	952

Net assets, at value	$48,807,119	$91,356,234	$3,830,985	$8,701,509

Net assets consist of:
Paid-in capital	$55,669,122	$115,126,451	$5,713,922	$11,504,245
Total distributable earnings (loss)	(6,862,003)	(23,770,217)	(1,882,937)	(2,802,736)

Net assets, at value	$48,807,119	$91,356,234	$3,830,985	$8,701,509

Shares outstanding	2,200,000	4,800,000	200,000	450,000

Net asset value per share	$22.19	$19.03	$19.15	$19.34

+Includes securities loaned	28,455	—	—	—
++Includes European Union tax reclaims	$—	$181,241	$32,327	$821

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2020

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$5,682,244	$18,647,955	$11,426,059	$3,522,911

Value – Unaffiliated issuers	$4,179,793	$15,342,036	$8,763,847	$2,640,380
Cash	—	11,840	17,699	156
Foreign currency, at value (cost $2,902, $24,521, $7,317 and $843, respectively)	2,940	24,521	7,245	848
Receivables:
Dividends and interest	—	47,596	193	421
Variation margin on futures contracts	—	577	582	—
Deposits with brokers for:
Futures contracts	—	7,976	1,980	8

Total assets	4,182,733	15,434,546	8,791,546	2,641,813

Liabilities:
Payables:
Management fees	328	1,229	1,592	493
Funds advanced by custodian	305	—	—	—

Total liabilities	633	1,229	1,592	493

Net assets, at value	$4,182,100	$15,433,317	$8,789,954	$2,641,320

Net assets consist of:
Paid-in capital	$5,794,408	$18,826,786	$12,053,336	$3,728,641
Total distributable earnings (loss)	(1,612,308)	(3,393,469)	(3,263,382)	(1,087,321)

Net assets, at value	$4,182,100	$15,433,317	$8,789,954	$2,641,320

Shares outstanding	250,000	750,000	550,000	150,000

Net asset value per share	$16.73	$20.58	$15.98	$17.61

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2020

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$391,126,755	$5,376,088	$2,555,597	$4,447,432
Cost – Non-controlled affiliates (Note 3c)	124,941	—	—	—

Value – Unaffiliated issuers	$311,631,698	$4,204,422	$1,512,368	$2,865,896
Value – Non-controlled affiliates (Note 3c)	124,941	—	—	—
Cash	—	—	—	434
Foreign currency, at value (cost $730,645, $6,801, $8,975 and $4,246, respectively)	738,919	6,935	8,817	4,339
Receivables:
Investment securities sold	34,862	—	—	—
Dividends and interest	3,521,941	47,834	7,740	494
Deposits with brokers for:
Futures contracts	336,140	4,501	984	—
Unrealized appreciation on OTC forward exchange contracts	—	15,884	—	—

Total assets	316,388,501	4,279,576	1,529,909	2,871,163

Liabilities:
Payables:
Investment securities purchased	220	—	—	—
Management fees	24,483	318	293	543
Variation margin on futures contracts	296,304	4,622	87	—
Funds advanced by custodian	216,838	292	9,161	—
Unrealized depreciation on OTC forward exchange contracts	—	4,950	—	—

Total liabilities	537,845	10,182	9,541	543

Net assets, at value	$315,850,656	$4,269,394	$1,520,368	$2,870,620

Net assets consist of:
Paid-in capital	$395,966,563	$6,975,249	$2,619,441	$4,836,326
Total distributable earnings (loss)	(80,115,907)	(2,705,855)	(1,099,073)	(1,965,706)

Net assets, at value	$315,850,656	$4,269,394	$1,520,368	$2,870,620

Shares outstanding	14,400,000	200,000	100,000	200,000

Net asset value per share	$21.93	$21.35	$15.20	$14.35

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	301

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2020

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$15,785,963	$2,435,550	$2,360,764	$17,123,396

Value – Unaffiliated issuers	$13,236,216	$2,015,025	$1,478,527	$11,349,424
Cash	3,089	—	—	—
Foreign currency, at value (cost $-, $3,278, $2,284 and $15,401, respectively)	—	3,278	2,529	15,666
Receivables:
Dividends and interest	2,574	16,287	798	196,502
Variation margin on futures contracts	—	—	—	4,431
Deposits with brokers for:
Futures contracts	—	—	—	29,531

Total assets	13,241,879	2,034,590	1,481,854	11,595,554

Liabilities:
Payables:
Management fees	2,184	669	275	898
Funds advanced by custodian	—	18,844	275	32,385

Total liabilities	2,184	19,513	550	33,283

Net assets, at value	$13,239,695	$2,015,077	$1,481,304	$11,562,271

Net assets consist of:
Paid-in capital	$16,206,684	$2,482,525	$2,441,624	$21,044,528
Total distributable earnings (loss)	(2,966,989)	(467,448)	(960,320)	(9,482,257)

Net assets, at value	$13,239,695	$2,015,077	$1,481,304	$11,562,271

Shares outstanding	700,000	100,000	100,000	700,000

Net asset value per share	$18.91	$20.15	$14.81	$16.52

302	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

March 31, 2020

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$38,233,037	$14,184,770	$118,603,881

Value – Unaffiliated issuers	$33,914,440	$13,861,307	$88,716,425
Cash	—	6,738	84,363
Foreign currency, at value (cost $150,406, $19,548 and $260,485, respectively)	151,963	19,575	261,766
Receivables:
Capital shares sold	—	—	2,694,989
Dividends and interest	154,593	20,572	416,773
Variation margin on futures contracts	10,806	—	13,059
Deposits with brokers for:
Futures contracts	32,559	4	105,308

Total assets	34,264,361	13,908,196	92,292,683

Liabilities:
Payables:
Investment securities purchased	—	—	2,661,336
Management fees	2,648	2,366	7,163
Funds advanced by custodian	49,180	—	—

Total liabilities	51,828	2,366	2,668,499

Net assets, at value	$34,212,533	$13,905,830	$89,624,184

Net assets consist of:
Paid-in capital	$38,353,403	$14,383,078	$119,525,004
Total distributable earnings (loss)	(4,140,870)	(477,248)	(29,900,820)

Net assets, at value	$34,212,533	$13,905,830	$89,624,184

Shares outstanding	1,400,000	600,000	5,000,000

Net asset value per share	$24.44	$23.18	$17.92

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	303

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2020

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$427,820	$478,638	$2,893,711	$158,016
Interest:
Unaffiliated issuers	—	—	36,809	—
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	125	—	—	—
Non-Controlled affiliates (Note 3c)	32	—	—	—

Total investment income	427,977	478,638	2,930,520	158,016

Expenses:
Management fees (Note 3a)	32,418	9,862	124,056	5,037
Other	17	—	26,842	—

Total expenses	32,435	9,862	150,898	5,037
Expenses waived/paid by affiliates (Note 3c)	(120)	—	—	—

Net investment income	395,662	468,776	2,779,622	152,979

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(408,157)	(133,821)	(5,569,980)	(83,607)
In-kind redemptions	—	339,724	—	118,870
Foreign currency transactions	(2,718)	(2,860)	(186,689)	(742)
Futures contracts	(2,901)	—	(779,044)	—

Net realized gain (loss)	(413,776)	203,043	(6,535,713)	34,521

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(2,369,455)	(3,512,210)	(95,412,983)	(1,426,842)
Translation of other assets and liabilities denominated in foreign currencies	(918)	(2,616)	(161,233)	13
Futures contracts	(519)	—	(7,118)	—
Change in deferred taxes on unrealized appreciation	16,641	—	—	—

Net change in unrealized appreciation (depreciation)	(2,354,251)	(3,514,826)	(95,581,334)	(1,426,829)

Net realized and unrealized gain (loss)	(2,768,027)	(3,311,783)	(102,117,047)	(1,392,308)

Net increase (decrease) in net assets resulting from operations	$(2,372,365)	$(2,843,007)	$(99,337,425)	$(1,239,329)

[a]Foreign taxes withheld on dividends	$47,315	$8,304	$316,932	$27,863

304	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2020

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$863,614	$2,824,408	$150,396	$104,690
Interest:
Unaffiliated issuers	—	—	49	—
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	100	462	—	—
Non-Controlled affiliates (Note 3c)	46	27	—	—

Total investment income	863,760	2,824,897	150,445	104,690

Expenses:
Management fees (Note 3a)	76,892	76,634	4,245	4,223
Other	—	124	141	—

Total expenses	76,892	76,758	4,386	4,223
Expenses waived/paid by affiliates (Note 3c)	(23)	(5)	(107)	—

Net investment income	786,891	2,748,144	146,166	100,467

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(3,862,227)	(866,247)	(84,088)	(37,186)
In-kind redemptions	—	2,479,647	—	—
Foreign currency transactions	11,657	(9,711)	19,141	(124)
Futures contracts	(1,415)	(59,156)	1,517	965
Forwards exchange contracts	—	—	379,425	—

Net realized gain (loss)	(3,851,985)	1,544,533	315,995	(36,345)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	686,179	(16,721,041)	(728,926)	(2,635,072)
Translation of other assets and liabilities denominated in foreign currencies	74	7,284	1,474	40
Futures contracts	—	30,567	2,646	—
Forward exchange contracts	—	—	(174,949)	—

Net change in unrealized appreciation (depreciation)	686,253	(16,683,190)	(899,755)	(2,635,032)

Net realized and unrealized gain (loss)	(3,165,732)	(15,138,657)	(583,760)	(2,671,377)

Net increase (decrease) in net assets resulting from operations	$(2,378,841)	$(12,390,513)	$(437,594)	$(2,570,910)

[a]Foreign taxes withheld on dividends	$68,724	$294,928	$17,605	$17,738

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	305

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2020

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$112,365	$578,087	$164,987	$431,940
Interest:
Unaffiliated issuers	—	—	—	28

Total investment income	112,365	578,087	164,987	431,968

Expenses:
Management fees (Note 3a)	3,973	16,321	22,558	9,862
Other	—	—	187	9

Total expenses	3,973	16,321	22,745	9,871

Net investment income	108,392	561,766	142,242	422,097

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(95,313)	(105,985)	(523,841)	(154,859)
In-kind redemptions	—	464,882	—	(1,529,558)
Foreign currency transactions	(7)	447	(56,980)	(462)
Futures contracts	—	(12,094)	(23,933)	799

Net realized gain (loss)	(95,320)	347,250	(604,754)	(1,684,080)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(983,867)	(5,058,405)	(2,767,432)	(1,387,615)
Translation of other assets and liabilities denominated in foreign currencies	74	67	58	140
Futures contracts	—	5,668	1,262	—
Change in deferred taxes on unrealized appreciation	—	—	38,391	—

Net change in unrealized appreciation (depreciation)	(983,793)	(5,052,670)	(2,727,721)	(1,387,475)

Net realized and unrealized gain (loss)	(1,079,113)	(4,705,420)	(3,332,475)	(3,071,555)

Net increase (decrease) in net assets resulting from operations	$(970,721)	$(4,143,654)	$(3,190,233)	$(2,649,458)

[a]Foreign taxes withheld on dividends	$17,794	$366	$9	$62,109

306	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2020

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$6,216,439	$110,231	$82,601	$136,872
Non-controlled affiliates (Note 3c)	2,560	444	—	—
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	2,971	—	—	—
Non-Controlled affiliates (Note 3c)	1,658	—	—	—

Total investment income	6,223,628	110,675	82,601	136,872

Expenses:
Management fees (Note 3a)	233,888	5,919	4,935	8,320
Other	1,520	74	442	37

Total expenses	235,408	5,993	5,377	8,357
Expenses waived/paid by affiliates (Note 3c)	(760)	(93)	—	—

Net investment income	5,988,980	104,775	77,224	128,515

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(2,461,195)	(124,393)	(56,809)	(297,359)
In-kind redemptions	2,168,597	(1,341,580)	—	—
Foreign currency transactions	56,393	1,492	(3,142)	(250)
Futures contracts	142,382	(6,469)	(50)	127
Forwards exchange contracts	—	(128,377)	—	—

Net realized gain (loss)	(93,823)	(1,599,327)	(60,001)	(297,482)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(46,805,217)	1,019,595	(1,044,708)	(1,248,053)
Translation of other assets and liabilities denominated in foreign currencies	21,284	455	(1,533)	200
Futures contracts	(56,914)	1,589	(1,060)	—
Forward exchange contracts	—	(8,107)	—	—

Net change in unrealized appreciation (depreciation)	(46,840,847)	1,013,532	(1,047,301)	(1,247,853)

Net realized and unrealized gain (loss)	(46,934,670)	(585,795)	(1,107,302)	(1,545,335)

Net increase (decrease) in net assets resulting from operations	$(40,945,690)	$(481,020)	$(1,030,078)	$(1,416,820)

[a]Foreign taxes withheld on dividends	$690,749	$12,314	$7,569	$6,930

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	307

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2020

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$1,055,230	$99,475	$270,263	$271,646
Interest from securities loaned: (Note 1d)
Unaffiliated issuers (net of fees and rebates)	(323)	—	—	3,981
Non-Controlled affiliates (Note 3c)	681	—	—	281

Total investment income	1,055,588	99,475	270,263	275,908

Expenses:
Management fees (Note 3a)	30,030	10,070	4,838	13,293
Other	—	—	—	36

Total expenses	30,030	10,070	4,838	13,329
Expenses waived/paid by affiliates (Note 3c)	(133)	—	—	(66)

Net investment income	1,025,691	89,405	265,425	262,645

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(208,625)	(62,727)	(84,552)	(2,042,442)
Foreign currency transactions	(8,692)	(75)	(995)	17,539
Futures contracts	—	—	—	(6,694)
Forwards exchange contracts	—	(58)	—	—

Net realized gain (loss)	(217,317)	(62,860)	(85,547)	(2,031,597)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(3,085,796)	(717,503)	(1,090,949)	(1,639,777)
Translation of other assets and liabilities denominated in foreign currencies	174	(4)	79	(3,461)
Futures contracts	—	—	—	(16,486)

Net change in unrealized appreciation (depreciation)	(3,085,622)	(717,507)	(1,090,870)	(1,659,724)

Net realized and unrealized gain (loss)	(3,302,939)	(780,367)	(1,176,417)	(3,691,321)

Net increase (decrease) in net assets resulting from operations	$(2,277,248)	$(690,962)	$(910,992)	$(3,428,676)

[a]Foreign taxes withheld on dividends	$118,715	$3,822	$11,914	$53,072

308	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations (continued)

for the year ended March 31, 2020

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$442,635	$562,171	$1,864,275
Interest:
Unaffiliated issuers	7	56	—

Total investment income	442,642	562,227	1,864,275

Expenses:
Management fees (Note 3a)	9,456	29,853	34,029
Other	—	375	128

Total expenses	9,456	30,228	34,157

Net investment income	433,186	531,999	1,830,118

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(200,968)	(80,205)	(699,579)
In-kind redemptions	61,171	—	(870,010)
Foreign currency transactions	(3,356)	(573)	(17,147)
Futures contracts	(1,942)	13,729	(222,075)

Net realized gain (loss)	(145,095)	(67,049)	(1,808,811)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(4,270,914)	(872,169)	(29,710,450)
Translation of other assets and liabilities denominated in foreign currencies	2,086	159	(1,643)
Futures contracts	25,928	—	70,468

Net change in unrealized appreciation (depreciation)	(4,242,900)	(872,010)	(29,641,625)

Net realized and unrealized gain (loss)	(4,387,995)	(939,059)	(31,450,436)

Net increase (decrease) in net assets resulting from operations	$(3,954,809)	$(407,060)	$(29,620,318)

[a]Foreign taxes withheld on dividends	$77,269	$150,814	$25,528

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	309

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$395,662	$382,992	$468,776	$374,062
Net realized gain (loss)	(413,776)	(215,726)	203,043	392,801
Net change in unrealized appreciation (depreciation)	(2,354,251)	(1,187,115)	(3,514,826)	(276,343)

Net increase (decrease) in net assets resulting from operations	(2,372,365)	(1,019,849)	(2,843,007)	490,520

Distributions to shareholders (Note 1f)	(403,670)	(370,953)	(500,460)	(242,641)

Capital share transactions: (Note 2)	—	9,428,138	3,774,628	4,674,690

Net increase (decrease) in net assets	(2,776,035)	8,037,336	431,161	4,922,569
Net assets:
Beginning of year	17,488,071	9,450,735	7,389,115	2,466,546

End of year (Note 1f)	$14,712,036	$17,488,071	$7,820,276	$7,389,115

310	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$2,779,622	$831,596	$152,979	$110,177
Net realized gain (loss)	(6,535,713)	(9,920,956)	34,521	(143,008)
Net change in unrealized appreciation (depreciation)	(95,581,334)	950,677	(1,426,829)	91,259

Net increase (decrease) in net assets resulting from operations	(99,337,425)	(8,138,683)	(1,239,329)	58,428

Distributions to shareholders (Note 1f)	(1,076,875)	(923,263)	(139,563)	(95,664)

Capital share transactions: (Note 2)	182,535,019	(14,952,279)	1,428,015	2,487,064

Net increase (decrease) in net assets	82,120,719	(24,014,225)	49,123	2,449,828
Net assets:
Beginning of year	20,578,825	44,593,050	4,826,896	2,377,068

End of year (Note 1f)	$102,699,544	$20,578,825	$4,876,019	$4,826,896

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	311

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$786,891	$576,193	$2,748,144	$3,116,118
Net realized gain (loss)	(3,851,985)	(603,039)	1,544,533	(1,055,832)
Net change in unrealized appreciation (depreciation)	686,253	(1,780,744)	(16,683,190)	(5,306,884)

Net increase (decrease) in net assets resulting from operations	(2,378,841)	(1,807,590)	(12,390,513)	(3,246,598)

Distributions to shareholders (Note 1f)	(787,837)	(584,365)	(2,821,950)	(3,141,008)

Capital share transactions: (Note 2)	8,753,375	14,421,020	32,209,377	(24,163,732)

Net increase (decrease) in net assets	5,586,697	12,029,065	16,996,914	(30,551,338)
Net assets:
Beginning of year	43,220,422	31,191,357	74,359,320	104,910,658

End of year (Note 1f)	$48,807,119	$43,220,422	$91,356,234	$74,359,320

312	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$146,166	$1,007,339	$100,467	$70,225
Net realized gain (loss)	315,995	(619,268)	(36,345)	(13,591)
Net change in unrealized appreciation (depreciation)	(899,755)	581,744	(2,635,032)	(134,495)

Net increase (decrease) in net assets resulting from operations	(437,594)	969,815	(2,570,910)	(77,861)

Distributions to shareholders (Note 1f)	(294,228)	(3,462,145)	(86,176)	(68,766)

Capital share transactions: (Note 2)	—	(26,372,741)	8,972,173	—

Net increase (decrease) in net assets	(731,822)	(28,865,071)	6,315,087	(146,627)
Net assets:
Beginning of year	4,562,807	33,427,878	2,386,422	2,533,049

End of year (Note 1f)	$3,830,985	$4,562,807	$8,701,509	$2,386,422

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	313

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$108,392	$74,153	$561,766	$329,771
Net realized gain (loss)	(95,320)	(26,064)	347,250	(82,452)
Net change in unrealized appreciation (depreciation)	(983,793)	(420,241)	(5,052,670)	1,512,009

Net increase (decrease) in net assets resulting from operations	(970,721)	(372,152)	(4,143,654)	1,759,328

Distributions to shareholders (Note 1f)	(114,909)	(59,669)	(569,121)	(273,434)

Capital share transactions: (Note 2)	1,127,565	2,111,997	28,395	10,779,669

Net increase (decrease) in net assets	41,935	1,680,176	(4,684,380)	12,265,563
Net assets:
Beginning of year	4,140,165	2,459,989	20,117,697	7,852,134

End of year (Note 1f)	$4,182,100	$4,140,165	$15,433,317	$20,117,697

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$142,242	$70,302	$422,097	$117,532
Net realized gain (loss)	(604,754)	(78,187)	(1,684,080)	(226,842)
Net change in unrealized appreciation (depreciation)	(2,727,721)	175,178	(1,387,475)	433,507

Net increase (decrease) in net assets resulting from operations	(3,190,233)	167,293	(2,649,458)	324,197

Distributions to shareholders (Note 1f)	(83,995)	(47,624)	(414,228)	(91,568)

Capital share transactions: (Note 2)	5,057,008	4,613,517	(4,705,377)	7,550,898

Net increase (decrease) in net assets	1,782,780	4,733,186	(7,769,063)	7,783,527
Net assets:
Beginning of year	7,007,174	2,273,988	10,410,383	2,626,856

End of year (Note 1f)	$8,789,954	$7,007,174	$2,641,320	$10,410,383

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$5,988,980	$5,403,894	$104,775	$618,951
Net realized gain (loss)	(93,823)	1,361,394	(1,599,327)	(379,945)
Net change in unrealized appreciation (depreciation)	(46,840,847)	(27,193,949)	1,013,532	(1,905,925)

Net increase (decrease) in net assets resulting from operations	(40,945,690)	(20,428,661)	(481,020)	(1,666,919)

Distributions to shareholders (Note 1f)	(5,496,937)	(3,317,982)	—	(2,263,375)

Capital share transactions: (Note 2)	72,087,879	217,869,864	(9,119,221)	(27,397,137)

Net increase (decrease) in net assets	25,645,252	194,123,221	(9,600,241)	(31,327,431)
Net assets:
Beginning of year	290,205,404	96,082,183	13,869,635	45,197,066

End of year (Note 1f)	$315,850,656	$290,205,404	$4,269,394	$13,869,635

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019[a]	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$77,224	$37,946	$128,515	$79,171
Net realized gain (loss)	(60,001)	(5,596)	(297,482)	(72,084)
Net change in unrealized appreciation (depreciation)	(1,047,301)	834	(1,247,853)	(350,568)

Net increase (decrease) in net assets resulting from operations	(1,030,078)	33,184	(1,416,820)	(343,481)

Distributions to shareholders (Note 1f)	(90,264)	(11,915)	(134,178)	(78,632)

Capital share transactions: (Note 2)	—	2,619,441	—	2,346,009

Net increase (decrease) in net assets	(1,120,342)	2,640,710	(1,550,998)	1,923,896
Net assets:
Beginning of year	2,640,710	—	4,421,618	2,497,722

End of year (Note 1f)	$1,520,368	$2,640,710	$2,870,620	$4,421,618

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$1,025,691	$319,495	$89,405	$11,269
Net realized gain (loss)	(217,317)	(76,440)	(62,860)	(1,893)
Net change in unrealized appreciation (depreciation)	(3,085,622)	499,491	(717,507)	296,978

Net increase (decrease) in net assets resulting from operations	(2,277,248)	742,546	(690,962)	306,354

Distributions to shareholders (Note 1f)	(1,112,109)	(307,541)	(82,840)	—

Capital share transactions: (Note 2)	4,946,037	8,824,329	—	2,482,525

Net increase (decrease) in net assets	1,556,680	9,259,334	(773,802)	2,788,879
Net assets:
Beginning of year	11,683,015	2,423,681	2,788,879	—

End of year (Note 1f)	$13,239,695	$11,683,015	$2,015,077	$2,788,879

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019[a]	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$265,425	$21,691	$262,645	$378,016
Net realized gain (loss)	(85,547)	(4,371)	(2,031,597)	(1,589,948)
Net change in unrealized appreciation (depreciation)	(1,090,870)	208,803	(1,659,724)	(3,252,311)

Net increase (decrease) in net assets resulting from operations	(910,992)	226,123	(3,428,676)	(4,464,243)

Distributions to shareholders (Note 1f)	(269,501)	(5,950)	(322,884)	(340,269)

Capital share transactions: (Note 2)	—	2,441,624	(1,634,635)	(4,227,746)

Net increase (decrease) in net assets	(1,180,493)	2,661,797	(5,386,195)	(9,032,258)
Net assets:
Beginning of year	2,661,797	—	16,948,466	25,980,724

End of year (Note 1f)	$1,481,304	$2,661,797	$11,562,271	$16,948,466

aFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$433,186	$57,316	$531,999	$158,804
Net realized gain (loss)	(145,095)	(119,463)	(67,049)	(103,534)
Net change in unrealized appreciation (depreciation)	(4,242,900)	18,957	(872,010)	400,486

Net increase (decrease) in net assets resulting from operations	(3,954,809)	(43,190)	(407,060)	455,756

Distributions to shareholders (Note 1f)	(65,702)	(60,937)	(520,726)	(144,725)

Capital share transactions: (Note 2)	35,847,030	179,347	—	9,254,307

Net increase (decrease) in net assets	31,826,519	75,220	(927,786)	9,565,338
Net assets:
Beginning of year	2,386,014	2,310,794	14,833,616	5,268,278

End of year (Note 1f)	$34,212,533	$2,386,014	$13,905,830	$14,833,616

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FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income	$1,830,118	$633,075
Net realized gain (loss)	(1,808,811)	680,822
Net change in unrealized appreciation (depreciation)	(29,641,625)	(181,708)

Net increase (decrease) in net assets resulting from operations	(29,620,318)	1,132,189

Distributions to shareholders (Note 1f)	(1,337,064)	(324,863)

Capital share transactions: (Note 2)	91,505,345	25,746,068

Net increase (decrease) in net assets	60,547,963	26,553,394
Net assets:
Beginning of year	29,076,221	2,522,827

End of year (Note 1f)	$89,624,184	$29,076,221

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Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-two separate funds, twenty-three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that

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1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

c. Derivative Financial Instruments (continued)

and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

See Note 8 regarding other derivative information.

d. Securities Lending

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

e. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded

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in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

For the year ended March 31, 2019, distributions to shareholders were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Distributions from net investment income:	$(370,953)	$(242,641)	$(923,263)	$(95,664)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Distributions from net investment income:	$(584,365)	$(3,141,008)	$(3,462,145)	$(68,766)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Distributions from net investment income:	$(59,669)	$(273,434)	$(47,624)	(91,568)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Distributions from net investment income:	$(3,317,982)	$(2,263,375)	$(11,915)	$(78,632)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Distributions from net investment income:	$(307,541)	$—	$(5,950)	$(340,269)

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Distributions from net investment income:	$(60,937)	$(144,725)	$(324,863)

For the year ended March 31, 2019, undistributed net investment income, distributions in excess of net investment income, and accumulated net investment loss included in net assets were as follows:

Fund	Undistributed net investment income	Distribution in excess of net investment income	Accumulated net investment loss
Franklin FTSE Asia ex Japan ETF	$16,688	$—	$—
Franklin FTSE Australia ETF	172,520	—	—
Franklin FTSE Brazil ETF	200,193	—	—
Franklin FTSE Canada ETF	29,245	—	—

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1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

Fund	Undistributed net investment income	Distribution in excess of net investment income	Accumulated net investment loss
Franklin FTSE China ETF	$—	$(19,065)	$—
Franklin FTSE Europe ETF	589,782	—	—
Franklin FTSE Europe Hedged ETF	—	(103)	—
Franklin FTSE France ETF	3,535	—	—
Franklin FTSE Germany ETF	18,761	—	—
Franklin FTSE Hong Kong ETF	84,248	—	—
Franklin FTSE India ETF	18,951	—	—
Franklin FTSE Italy ETF	30,969	—	—
Franklin FTSE Japan ETF	2,854,317	—	—
Franklin FTSE Japan Hedged ETF	—	(257,591)	—
Franklin FTSE Latin America ETF	25,461	—	—
Franklin FTSE Mexico ETF	5,792	—	—
Franklin FTSE Russia ETF	11,613	—	—
Franklin FTSE Saudi Arabia ETF	9,546	—	—
Franklin FTSE South Africa ETF	15,557	—	—
Franklin FTSE South Korea ETF	39,728	—	—
Franklin FTSE Switzerland ETF	18,255	—	—
Franklin FTSE Taiwan ETF	—	(697)	—
Franklin FTSE United Kingdom ETF	340,278	—	—

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin FTSE Asia ex Japan ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$9,428,138

Net increase (decrease)	—	$—	400,000	$9,428,138

	Franklin FTSE Australia ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	250,000	$6,380,606	500,000	$12,241,732
Shares redeemed	(100,000)	(2,605,978)	(300,000)	(7,567,042)

Net increase (decrease)	150,000	$3,774,628	200,000	$4,674,690

	Franklin FTSE Brazil ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	6,800,000	$194,991,129	300,000	$7,431,063
Shares redeemed	(500,000)	(12,456,110)	(1,100,000)	(22,383,342)

Net increase (decrease)	6,300,000	$182,535,019	(800,000)	$(14,952,279)

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin FTSE Canada ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,645,197	200,000	$4,802,307
Shares redeemed	(50,000)	(1,217,182)	(100,000)	(2,315,243)

Net increase (decrease)	50,000	$1,428,015	100,000	$2,487,064

	Franklin FTSE China ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	600,000	$13,290,874	600,000	$14,421,020
Shares redeemed	(200,000)	(4,537,499)	—	—

Net increase (decrease)	400,000	$8,753,375	600,000	$14,421,020

	Franklin FTSE Europe ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	3,600,000	$79,020,679	—	$—
Shares redeemed	(2,000,000)	(46,811,302)	(1,000,000)	(24,163,732)

Net increase (decrease)	1,600,000	$32,209,377	(1,000,000)	$(24,163,732)

	Franklin FTSE Europe Hedged ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(1,200,000)	$(26,372,741)

Net increase (decrease)	—	$—	(1,200,000)	$(26,372,741)

	Franklin FTSE France ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	350,000	$8,972,173	—	$—

Net increase (decrease)	350,000	$8,972,173	—	$—

	Franklin FTSE Germany ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,127,565	100,000	$2,111,997

Net increase (decrease)	50,000	$1,127,565	100,000	$2,111,997

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin FTSE Hong Kong ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	300,000	$7,218,089	450,000	$10,779,669
Shares redeemed	(300,000)	(7,189,694)	—	—

Net increase (decrease)		$28,395	450,000	$10,779,669

	Franklin FTSE India ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	400,000	$8,528,590	200,000	$4,613,517
Shares redeemed	(150,000)	(3,471,582)	—	—

Net increase (decrease)	250,000	$5,057,008	200,000	$4,613,517

	Franklin FTSE Italy ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,118,853	650,000	$14,664,447
Shares redeemed	(350,000)	(5,824,230)	(300,000)	(7,113,549)

Net increase (decrease)	(300,000)	$(4,705,377)	350,000	$7,550,898

	Franklin FTSE Japan ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	7,800,000	$202,804,002	9,600,000	$246,910,441
Shares redeemed	(5,400,000)	(130,716,123)	(1,200,000)	(29,040,577)

Net increase (decrease)	2,400,000	$72,087,879	8,400,000	$217,869,864

	Franklin FTSE Japan Hedged ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares redeemed	(400,000)	$(9,119,221)	(1,200,000)	$(27,397,137)

Net increase (decrease)	(400,000)	$(9,119,221)	(1,200,000)	$(27,397,137)

	Franklin FTSE Latin America ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,619,441

Net increase (decrease)	—	$—	100,000	$2,619,441

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin FTSE Mexico ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,346,009

Net increase (decrease)	—	$—	100,000	$2,346,009

	Franklin FTSE Russia ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	200,000	$4,946,037	500,000	$11,087,284
Shares redeemed	—	—	(100,000)	(2,262,955)

Net increase (decrease)	200,000	$4,946,037	400,000	$8,824,329

	Franklin FTSE Saudi Arabia ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,482,525

Net increase (decrease)	—	$—	100,000	$2,482,525

	Franklin FTSE South Africa ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019[b]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	100,000	$2,441,624

Net increase (decrease)	—	$—	100,000	$2,441,624

	Franklin FTSE South Korea ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,002,593	—	$13,712
Shares redeemed	(200,000)	(3,637,228)	(200,000)	(4,241,458)

Net increase (decrease)	(100,000)	$(1,634,635)	(200,000)	$(4,227,746)

	Franklin FTSE Switzerland ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	1,400,000	$37,960,491	100,000	$2,352,537
Shares redeemed	(100,000)	(2,113,461)	(100,000)	(2,173,190)

Net increase (decrease)	1,300,000	$35,847,030		$179,347

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest (continued)

	Franklin FTSE Taiwan ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	—	$—	400,000	$9,254,307

Net increase (decrease)	—	$—	400,000	$9,254,307

	Franklin FTSE United Kingdom ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	4,800,000	$111,979,995	1,450,000	$34,027,374
Shares redeemed	(1,000,000)	(20,474,650)	(350,000)	(8,281,306)

Net increase (decrease)	3,800,000	$91,505,345	1,100,000	$25,746,068

aFor the period October 9, 2018 (commencement of operations) to March 31, 2019.

bFor the period October 10, 2018 (commencement of operations) to March 31, 2019.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fees are based on the daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin FTSE Asia ex Japan ETF	0.19%
Franklin FTSE Australia ETF	0.09%
Franklin FTSE Brazil ETF	0.19%
Franklin FTSE Canada ETF	0.09%
Franklin FTSE China ETF	0.19%
Franklin FTSE Europe ETF	0.09%
Franklin FTSE Europe Hedged ETF	0.09%

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Management Fees (continued)

Annualized Fee Rate
Franklin FTSE France ETF	0.09%
Franklin FTSE Germany ETF	0.09%
Franklin FTSE Hong Kong ETF	0.09%
Franklin FTSE India ETF	0.19%
Franklin FTSE Italy ETF	0.09%
Franklin FTSE Japan ETF	0.09%
Franklin FTSE Japan Hedged ETF	0.09%
Franklin FTSE Latin America ETF	0.19%
Franklin FTSE Mexico ETF	0.19%
Franklin FTSE Russia ETF	0.19%
Franklin FTSE Saudi Arabia ETF	0.39%
Franklin FTSE South Africa ETF	0.19%
Franklin FTSE South Korea ETF	0.09%
Franklin FTSE Switzerland ETF	0.09%
Franklin FTSE Taiwan ETF	0.19%
Franklin FTSE United Kingdom ETF	0.09%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2020, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin FTSE Asia ex Japan ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$140,825	$(135,785)	$—	$—	$5,040	5,040	$32

Franklin FTSE China ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$390,240	$(360,840)	$—	$—	$29,400	29,400	$46

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

c. Investments in Affiliated Management Investment Companies (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin FTSE Europe ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$30,019	$(30,019)	$—	$—	$—	—	$27

Franklin FTSE Europe Hedged ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$38	$176,222	$(176,259)	$—	$—	$1	1	$—

Franklin FTSE Japan ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$114,341	$3,704,825	$(3,694,225)	$—	$—	$124,941	124,941	$2,560
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$117,035	$2,129,861	$(2,246,896)	$—	$—	$—	—	$1,658

Total Affiliated Securities	$231,376	$5,834,686	$(5,941,121)	$—	$—	$124,941	124,941	$4,218

Franklin FTSE Japan Hedged ETF
Non-Controlled Affiliates								Dividend Income

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$28,014	$133,045	$(161,059)	$—	$—	$—	—	$444

Franklin FTSE Russia ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$1,728,315	$(1,728,315)	$—	$—	$—	—	$681

Franklin FTSE South Korea ETF
Non-Controlled Affiliates								Income from securities loaned

Institutional Fiduciary Trust Money Market Portfolio 0.32%	$—	$223,950	$(223,950)	$—	$—	$—	—	$281

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At March 31, 2020, the shares of the Funds were owned by the following entities:

Funds	Shares	Percentage of Outstanding Shares[a]

Franklin FTSE Brazil ETF
Franklin Resource Inc.	2,110,000	29.7%

Franklin FTSE Europe ETF
Franklin Conservative Allocation Fund	542,880	11.3%
Franklin Moderate Allocation Fund	1,321,337	27.5%
Franklin Growth Allocation Fund	1,167,000	24.3%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	576,220	12.0%
Franklin 529 Portfolios	901,550	18.8%

Total	4,508,987	93.9%

Franklin FTSE Europe Hedge ETF
Franklin Resource Inc.	110,000	55.0%

Franklin FTSE Japan ETF
Franklin 529 Portfolios	761,136	5.3%

Franklin FTSE Japan Hedge ETF
Franklin Resources Inc.	75,000	37.5%

Franklin FTSE Latin America ETF
Franklin Resource Inc.	46,000	46.0%

Franklin FTSE Russia ETF
Franklin Resources Inc.	80,000	11.4%

Franklin FTSE Saudi Arabia ETF
Franklin Resources Inc.	46,000	46.0%

Franklin FTSE South Africa ETF
Franklin Resources Inc.	31,000	31.0%

Franklin FTSE United Kingdom ETF
Franklin Managed Income Fund	2,000,000	40.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Capital loss carryforwards not subject to expiration:
Long term	$430,651	$66,544	$1,261,450	$74,271
Short term	174,730	28,847	14,433,121	40,746

Total capital loss carryforwards	$605,381	$95,391	$15,694,571	$115,017

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Capital loss carryforwards not subject to expiration:
Long term	$3,409,806	$694,903	$141,696	$25,552
Short term	634,115	202,195	275,648	19,947

Total capital loss carryforwards	$4,043,921	$897,098	$417,344	$45,499

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Capital loss carryforwards not subject to expiration:
Long term	$69,418	$45,269	$531,381	$159,490
Short term	27,546	68,066	—	12,639

Total capital loss carryforwards	$96,964	$113,335	$531,381	$172,129

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Capital loss carryforwards not subject to expiration:
Long term	$1,925,069	$566,970	$33,641	$289,134
Short term	1,768,589	923,873	9,886	53,017

Total capital loss carryforwards	$3,693,658	$1,490,843	$43,527	$342,151

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Capital loss carryforwards not subject to expiration:
Long term	$158,259	$42,547	$63,669	$1,672,354
Short term	56,094	15,417	25,690	906,331

Total capital loss carryforwards	$214,353	$57,964	$89,359	$2,578,685

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Capital loss carryforwards not subject to expiration:
Long term	$36,215	$54,844	$395,355
Short term	163,488	44,305	164,474

Total capital loss carryforwards	$199,703	$99,149	$559,829

For tax purposes, the Funds may elect to defer any portion of late-year ordinary loss to the first day of the following fiscal year. At March 31, 2020, the deferred losses were as follows:

	Franklin FTSE Russia ETF	Franklin FTSE South Korea ETF
Late-year ordinary losses	$(63,961)	$(636)

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

The tax character of distributions paid during the years ended March 31, 2020 and 2019, were as follows:

	Franklin FTSE Asia ex Japan ETF		Franklin FTSE Australia ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$403,670	$370,953	$500,460	$242,641

	Franklin FTSE Brazil ETF		Franklin FTSE Canada ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$1,076,875	$923,263	$139,563	$95,664

	Franklin FTSE China ETF		Franklin FTSE Europe ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$787,837	$584,365	$2,821,950	$3,141,008

	Franklin FTSE Europe Hedged ETF		Franklin FTSE France ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$294,228	$1,270,015	$86,176	$68,766
Distributions paid from long term gain	—	2,192,130	—	—

Total	$294,228	$3,462,145	$86,176	$68,766

	Franklin FTSE Germany ETF		Franklin FTSE Hong Kong ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$114,909	$59,669	$569,121	$273,434

	Franklin FTSE India ETF		Franklin FTSE Italy ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$83,995	$47,624	$414,228	$91,568

	Franklin FTSE Japan ETF		Franklin FTSE Japan Hedged ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$5,496,937	$3,317,982	$—	$16,486
Distributions paid from long term gain	—	—	—	2,246,889

Total	$5,496,937	$3,317,982	$—	$2,263,375

	Franklin FTSE Latin America ETF		Franklin FTSE Mexico ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$90,264	$11,915	$134,178	$78,632

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

	Franklin FTSE Russia ETF		Franklin FTSE Saudi Arabia ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$1,112,109	$307,541	$82,840	$—

	Franklin FTSE South Africa ETF		Franklin FTSE South Korea ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$269,501	$5,950	$322,884	$340,269

	Franklin FTSE Switzerland ETF		Franklin FTSE Taiwan ETF

	2020	2019	2020	2019
Distributions paid from ordinary income	$65,702	$60,937	$520,726	$144,725

	Franklin FTSE United Kingdom ETF

	2020	2019
Distributions paid from ordinary income	$1,337,064	$324,863

At March 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of investments	$18,260,839	$11,858,766	$197,487,074	$6,374,601

Unrealized appreciation	$640,351	$154,956	$128,055	$105,657
Unrealized depreciation	(4,251,013)	(4,202,333)	(95,177,625)	(1,616,559)

Net unrealized appreciation (depreciation)	$(3,610,662)	$(4,047,377)	$(95,049,570)	$(1,510,902)

Distribution earnings – undistributed ordinary Income	$31,087	$183,194	$1,731,642	$41,919

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of investments	$51,625,135	$114,148,285	$5,222,440	$11,459,054

Unrealized appreciation	$2,917,404	$2,221,623	$183,025	$15,063
Unrealized depreciation	(5,742,278)	(25,646,163)	(1,648,770)	(2,789,969)

Net unrealized appreciation (depreciation)	$(2,824,874)	$(23,424,540)	$(1,465,745)	$(2,774,906)

Distribution earnings – undistributed ordinary Income	$6,789	$549,397	$—	$17,702

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of investments	$5,707,813	$18,706,396	$11,561,265	$3,593,932

Unrealized appreciation	$70,325	$66,632	$268,310	$82,197
Unrealized depreciation	(1,598,345)	(3,430,992)	(3,065,728)	(1,035,749)

Net unrealized appreciation (depreciation)	$(1,528,020)	$(3,364,360)	$(2,797,418)	$(953,552)

Distribution earnings – undistributed ordinary Income	$12,638	$84,165	$65,492	$38,376

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NOTES TO FINANCIAL STATEMENTS

4. Income Taxes (continued)

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of investments	$391,624,709	$5,419,566	$2,578,637	$4,516,179

Unrealized appreciation	$5,590,452	$222,060	$27,575	$36,637
Unrealized depreciation	(85,458,522)	(1,437,204)	(1,093,844)	(1,686,920)

Net unrealized appreciation (depreciation)	$(79,868,070)	$(1,215,144)	$(1,066,269)	$(1,650,283)

Distribution earnings – undistributed ordinary Income	$3,432,053	$—	$12,684	$26,635

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of investments	$15,924,279	$2,440,483	$2,371,442	$18,245,203

Unrealized appreciation	$327,739	$37,902	$94,891	$89,362
Unrealized depreciation	(3,015,802)	(463,360)	(987,806)	(6,985,140)

Net unrealized appreciation (depreciation)	$(2,688,063)	$(425,458)	$(892,915)	$(6,895,778)

Distribution earnings – undistributed ordinary Income	$—	$15,978	$21,784	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of investments	$38,239,695	$14,252,130	$118,926,085

Unrealized appreciation	$117,074	$1,110,481	$214,473
Unrealized depreciation	(4,442,329)	(1,501,304)	(30,424,134)

Net unrealized appreciation (depreciation)	$(4,325,255)	$(390,823)	$(30,209,661)

Distribution earnings – undistribution ordinary Income	$382,447	$12,565	$873,349

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions, financial futures transactions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2020, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Purchases	$1,931,626	$875,398	$206,885,163	$273,752
Sales	$1,924,352	$874,185	$23,922,624	$256,930

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Purchases	$18,295,349	$4,172,501	$832,619	$143,764
Sales	$13,207,267	$3,882,303	$684,886	$131,597

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5. Investment Transactions (continued)

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Purchases	$254,278	$7,990,527	$9,334,493	$1,061,134
Sales	$250,042	$1,072,529	$4,303,761	$1,041,278

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Purchases	$12,555,437	$724,190	$324,269	$825,799
Sales	$12,038,731	$680,642	$337,930	$829,369

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Purchases	$2,441,759	$838,959	$529,431	$3,190,838
Sales	$2,511,953	$831,211	$724,152	$4,803,149

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Purchases	$1,832,131	$1,949,208	$2,287,677
Sales	$1,653,334	$1,971,192	$1,811,884

In-kind transactions associated with creation and redemptions for the year ended March 31, 2020, were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Cost of Securities Received	$—	$6,373,954	$—	$2,641,653
Value of Securities Delivered[a]	$—	$2,606,712	$—	$1,215,015

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
Cost of Securities Received	$3,693,036	$78,446,833	$—	$8,962,718
Value of Securities Delivered[a]	$—	$46,582,428	$157	$—

	Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
Cost of Securities Received	$1,127,347	$328,027	$—	$1,115,735
Value of Securities Delivered[a]	$—	$7,128,363	$—	$5,818,687

	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
Cost of Securities Received	$200,615,114	$—	$—	$—
Value of Securities Delivered[a]	$128,994,422	$9,007,028	$—	$—

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5. Investment Transactions (continued)

	Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
Cost of Securities Received	$4,936,458	$—	$—	$—
Value of Securities Delivered[a]	$—	$—	$—	$—

	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Cost of Securities Received	$37,861,443	$—	$111,248,777
Value of Securities Delivered[a]	$2,091,525	$—	$20,255,088

aRealized gains and losses from in-kind redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

At March 31, 2020, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE China ETF
Securities lending transactions[a]:
Equity investments[b]	$5,040	$29,400

a The agreements can be terminated at any time.

b The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers recently impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Funds’ ability to sell these securities. At March 31, 2020, Franklin FTSE Russia ETF had 99.9% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

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8. Other Derivative Information

At March 31, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE Brazil ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$3,490	[a]

Totals		$—			$3,490

Franklin FTSE Europe ETF

Equity contracts	Variation margin on futures contracts	$4,871	[a]	Variation margin on futures contracts	$—

Totals		$4,871			$—

Franklin FTSE Europe Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$105,667	[a]	Unrealized depreciation on OTC forward exchange contracts	$54,816	[a]

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$5,566	[a]

Totals		$105,667			$60,382

Franklin FTSE Hong Kong ETF

Equity contracts	Variation margin on futures contracts	$577	[a]	Variation margin on futures contracts	$—

Totals		$577			$—

Franklin FTSE India ETF

Equity contracts	Variation margin on futures contracts	$582	[a]	Variation margin on futures contracts	$—

Totals		$582			$—

Franklin FTSE Japan ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$296,304	[a]

Totals		$—			$296,304

Franklin FTSE Japan Hedged ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$15,884		Unrealized depreciation on OTC forward exchange contracts	$4,950

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$4,622	[a]

Totals		$15,884			$9,572

Franklin FTSE Latin America ETF

Equity contracts	Variation margin on futures contracts	$—		Variation margin on futures contracts	$87	[a]

Totals		$—			$87

Franklin FTSE South Korea ETF

Equity contracts	Variation margin on futures contracts	$4,431	[a]	Variation margin on futures contracts	$—

Totals		$4,431			$—

Franklin FTSE Switzerland ETF

Equity contracts	Variation margin on futures contracts	$10,806	[a]	Variation margin on futures contracts	$—

Totals		$10,806			$—

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8. Other Derivative Information (continued)

	Asset Derivatives			Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities Location	Fair Value
Franklin FTSE United Kingdom ETF

Equity contracts	Variation margin on futures contracts	$13,059	[a]	Variation margin on futures contracts	$—

Totals		$13,059			$—

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Asia ex Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(2,901)	Futures contracts	$(519)

Totals		$(2,901)		$(519)

Franklin FTSE Brazil ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(779,044)	Futures contracts	$(7,118)

Totals		$(779,044)		$(7,118)

Franklin FTSE China ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(1,415)	Futures contracts	$—

Totals		$(1,415)		$—

Franklin FTSE Europe ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(59,156)	Futures contracts	$30,567

Totals		$(59,156)		$30,567

Franklin FTSE Europe Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$1,517	Futures contracts	$2,646

	Foreign currency transactions	$379,425	Translation of other assets and liabilities denominated in foreign currencies	$(174,949)

Totals		$380,942		$(172,303)

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8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE France ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$965	Futures contracts	$—

Totals		$965		$—

Franklin FTSE Hong Kong ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(12,094)	Futures contracts	$5,668

Totals		$(12,094)		$5,668

Franklin FTSE India ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(23,933)	Futures contracts	$1,262

Totals		$(23,933)		$1,262

Franklin FTSE Italy ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$799	Futures contracts	$—

Totals		$799		$—

Franklin FTSE Japan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$142,382	Futures contracts	$(56,914)

Totals		$142,382		$(56,914)

Franklin FTSE Japan Hedged ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(6,469)	Futures contracts	$1,589

	Forward exchange contracts	$(128,377)	Translation of other assets and liabilities denominated in foreign currencies	$(8,107)

Totals		$(134,846)		$(6,518)

Franklin FTSE Latin America ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(50)	Futures contracts	$(1,060)

Totals		$(50)		$(1,060)

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8. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin FTSE Mexico ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$127	Futures contracts	$—

Totals		$127		$—

Franklin FTSE South Korea ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(6,694)	Futures contracts	$(16,486)

Totals		$(6,694)		$(16,486)

Franklin FTSE Switzerland ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(1,942)	Futures contracts	$25,928

Totals		$(1,942)		$25,928

Franklin FTSE Taiwan ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$13,729	Futures contracts	$—

Totals		$13,729		$—

Franklin FTSE United Kingdom ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(222,075)	Futures contracts	$70,468

Totals		$(222,075)		$70,468

For the year ended March 31, 2020, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Brazil ETF	Franklin FTSE China ETF	Franklin FTSE Europe ETF
Futures contracts	$43,291	$408,291	$51,022	$417,509
Forward exchange contracts	$—	$—	$—	$—

	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF
Futures contracts	$69,474	$1,818	$55,664	$24,630
Forward exchange contracts	$16,278,086	$—	$—	$—

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8. Other Derivative Information (continued)

	Franklin FTSE Italy ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF
Futures contracts	$14,563	$1,840,761	$87,282	$5,098
Forward exchange contracts	$—	$—	$24,336,187	$—

	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Futures contracts	$105,049	$13,668	$42,552	$315,200
Forward exchange contracts	$—	$—	$—	$—

At March 31, 2020, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin FTSE Europe Hedged ETF
Forward exchange contracts	$105,667	$54,816

Franklin FTSE Japan Hedged ETF
Forward exchange contracts	$15,884	$4,950

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

At March 31, 2020, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$100,329	$(116)	$—	$—	$100,213
HSBK	2,048	(54)	—	—	1,994
MSCO	1,123	(154)	—	—	969
UBSW	2,167	(14)	—	—	2,153

Total	$105,667	$(338)	$—	$—	$105,329

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8. Other Derivative Information (continued)

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Japan Hedged ETF
Counterparty
BOFA	$8,080	$—	$—	$—	$8,080
HSBK	3,148	(88)	—	—	3,060
MSCO	1,336	(42)	—	—	1,294
UBSW	3,320	(27)	—	—	3,293

Total	$15,884	$(157)	$—	$—	$15,727

At March 31, 2020, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin FTSE Europe Hedged ETF
Counterparty
BOFA	$116	$(116)	$—	$—	$—
DBAB	54,478	—	—	—	54,478
HSBK	54	(54)	—	—	—
MSCO	154	(154)	—	—	—
UBSW	14	(14)	—	—	—

Total	$54,816	$(338)	$—	$—	$54,478

		Amounts Not Offset in the Statements of Assets and Liabilities
Franklin FTSE Japan Hedged ETF
Counterparty
DBAB	$4,793	$—	$—	$—	$4,793
HSBK	88	(88)	—	—	—
MSCO	42	(42)	—	—	—
UBSW	27	(27)	—	—	—

Total	$4,950	$(157)	$—	$—	$4,793

See Note 1(b) regarding derivative financial instruments.

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9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin FTSE Asia ex Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$6,413,212	282	$—	$6,413,494
India	1,318,176	—	578[c]	1,318,754
Other Equity Investments	6,917,929	—	—	6,917,929
Short-Term Investments	5,040	—	—	5,040

Total Investments in Securities	$14,654,357	$282	$578[c]	$14,655,217

Franklin FTSE Australia ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
Australia	$7,614,983	$13,155	$—	$7,628,138
Other Equity Investments	183,251	—	—	183,251

Total Investments in Securities	$7,798,234	$13,155	$—	$7,811,389

Franklin FTSE Brazil ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$102,437,504	$—	$—	$102,437,504

Liabilities:
Other Financial Instruments:
Futures Contracts	$9,433	$—	$—	$9,433

Franklin FTSE Canada ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$4,863,699	$—	$—	$4,863,699

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9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE China ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$44,359,091	$2,716	$—	$44,361,807
Other Equity Investments	4,438,454	—	—	4,438,454

Total Investments in Securities	$48,797,545	$2,716	$—	$48,800,261

Franklin FTSE Europe ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Arab Emirates	$—	$—	$1,604[c]	$1,604
Other Equity Investments	90,722,142	—	—	90,722,142

Total Investments in Securities	$90,722,142	$—	$1,604[c]	$90,723,746

Other Financial Instruments:
Futures Contracts	$36,523	$—	$—	$36,523

Franklin FTSE Europe Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
United Arab Emirates	$—	$—	$83[c]	$83
Other Equity Investments	3,756,613	—	—	3,756,613

Total Investments in Securities	$3,756,613	$—	$83[c]	$3,756,696

Other Financial Instruments:
Forward Exchange Contracts	$—	$105,667	$—	$105,667
Futures Contracts	3,553	—	—	3,553

Total Other Financial Instruments	$3,553	$105,667	$—	$109,220

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$54,816	$—	$54,816

Franklin FTSE France ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$8,684,148	$—	$—	$8,684,148

Franklin FTSE Germany ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$4,179,793	$—	$—	$4,179,793

Franklin FTSE Hong Kong ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$15,342,036	$—	$—	$15,342,036

Other Financial Instruments:
Futures Contracts	$5,668	$—	$—	$5,668

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9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE India ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$8,759,433	$—	$4,414[c]	$8,763,847

Other Financial Instruments:
Futures Contracts	$1,682	$—	$—	$1,682

Franklin FTSE Italy ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$2,640,380	$—	$—	$2,640,380

Franklin FTSE Japan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$311,631,698	$—	$—	$311,631,698
Short-Term Investments	124,941	—	—	124,941

Total Investments in Securities	$311,756,639	$—	$—	$311,756,639

Liabilities:
Other Financial Instruments:
Futures Contracts	$62,697	$—	$—	$62,697

Franklin FTSE Japan Hedged ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$4,204,422	$—	$—	$4,204,422

Other Financial Instruments:
Forward Exchange Contracts	$—	$15,884	$—	$15,884

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$4,950	$—	$4,950
Futures Contracts	114	—	—	114

Total Other Financial Instruments	$114	$4,950	$—	$5,064

Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$1,512,368	$—	$—	$1,512,368

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,305	$—	$—	$1,305

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$2,865,896	$—	$—	$2,865,896

Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$13,236,216	$—	$—	$13,236,216

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NOTES TO FINANCIAL STATEMENTS

9. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$2,015,025	$—	$—	$2,015,025

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$1,478,527	$—	$—	$1,478,527

Franklin FTSE South Korea ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$11,349,424	$—	$—	$11,349,424

Liabilities:
Other Financial Instruments:
Futures Contracts	$17,785	$—	$—	$17,785

Franklin FTSE Switzerland ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$33,914,440	$—	$—	$33,914,440

Other Financial Instruments:
Futures Contracts	$18,917	$—	$—	$18,917

Franklin FTSE Taiwan ETF

Assets:
Investments in Securities:[a]
Equity Investments:[b]	$13,861,307	$—	$—	$13,861,307

Franklin FTSE United Kingdom ETF

Assets:
Investments in Securities:[a]
United Arab Emirates	$—	$—	$5,128[c]	$5,128
Equity Investments:[b]	88,711,297	—	—	88,711,297

Total Investments in Securities	$88,711,297	$—	$5,128[c]	$88,716,425

Other Financial Instruments:
Futures Contracts	$77,270	$—	$—	$77,270

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

cIncludes securities determined to have no value at March 31, 2020

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NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
CDI	Clearing House Electronic Subregister System Depositary Interest
GDR	Global Depositary Receipt
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SF	Single Family

Counterparty
BOFA	Bank of America Corp.
HSBK	HSBC Bank PLC
MSCO	Morgan Stanley
UBSW	UBS AG

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, and Franklin FTSE United Kingdom ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Europe Hedged ETF, Franklin FTSE France ETF, Franklin FTSE Germany ETF, Franklin FTSE Hong Kong ETF, Franklin FTSE India ETF, Franklin FTSE Italy ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Russia ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Africa ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF, and Franklin FTSE United Kingdom ETF (the “Funds”) as of March 31, 2020, the related statements of operations, and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of Operations	Statement of changes in net assets	Financial highlights

Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE India ETF

Franklin FTSE Italy ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

	For the year ended March 31, 2020	For the years ended March 31, 2020 and March 31, 2019	For each of the periods indicated therein
Franklin FTSE Latin America ETF	For the year ended March 31, 2020	For the year ended March 31, 2020 and for the period October 9, 2018 (commencement of operations) through March 31, 2019
Franklin FTSE Saudi Arabia ETF Franklin FTSE South Africa ETF	For the year ended March 31, 2020	For the year ended March 31, 2020 and for the period October 10, 2018 (commencement of operations) through March 31, 2019

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Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax information (unaudited)

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2020:

Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
$ 219,340	$ 470,450	$—	$180,689

Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Europe Hedged ETF	Franklin FTSE France ETF
$ 699,257	$2,922,951	$ 165,018	$122,369

Franklin FTSE Germany ETF	Franklin FTSE Hong Kong ETF	Franklin FTSE India ETF	Franklin FTSE Italy ETF
$ 125,976	$ 5,268	$ 164,197	$493,587

Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF	Franklin FTSE Mexico ETF
$6,408,011	$ 117,576	$ 21,040	$143,715

Franklin FTSE Russia ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Africa ETF	Franklin FTSE South Korea ETF
$1,117,191	$—	$ 80,885	$313,994

Franklin FTSE Switzerland ETF	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
$ 148,021	$—	$1,346,584

Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At March 31, 2020, more than 50% of the Funds’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Funds on these investments. The following Funds elect to treat foreign taxes paid as allowed under Section 853 of the Code. This election will allow shareholders of record as of the June 2020 distribution, to treat their proportionate share of foreign taxes paid by the Funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they received the Fund distribution.

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Franklin FTSE Asia ex Japan ETF

Franklin FTSE Australia ETF

Franklin FTSE Brazil ETF

Franklin FTSE Canada ETF

Franklin FTSE China ETF

Franklin FTSE Europe ETF

Franklin FTSE Europe Hedged ETF

Franklin FTSE France ETF

Franklin FTSE Germany ETF

Franklin FTSE Hong Kong ETF

Franklin FTSE Italy ETF

Franklin FTSE India ETF

Franklin FTSE Japan ETF

Franklin FTSE Japan Hedged ETF

Franklin FTSE Latin America ETF

Franklin FTSE Mexico ETF

Franklin FTSE Russia ETF

Franklin FTSE Saudi Arabia ETF

Franklin FTSE South Africa ETF

Franklin FTSE South Korea ETF

Franklin FTSE Switzerland ETF

Franklin FTSE Taiwan ETF

Franklin FTSE United Kingdom ETF

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	44	Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and FlipKart Limited (2019-present) (eCommerce company); formerly, CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2020	44	Fluor Corporation (construction and engineering) (2014-present), IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and Focus Financial Partner, LLC (financial services) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	44	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisory Services, LLC	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF5 A 05/20

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2020

Franklin Liberty High Yield Corporate ETF	Franklin Liberty Senior Loan ETF
Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Systematic Style Premia ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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Annual Report

Economic and Market Overview

The U.S. bond market’s performance during the 12-month period, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, was defined by two phases: before and during the outbreak of the novel coronavirus (COVID-19) in the country. Until late February 2020, prices for most U.S. bonds rose, as low inflation, interest-rate cuts and strong demand for yield, which moves inversely to price, supported fixed-income markets. In late February, as more countries adopted social distancing and lockdown measures to slow the global pandemic, the U.S. bond market began pricing in the adverse impact on economic activity. Higher-quality, longer-term bonds rallied, while riskier, lower-rated corporate bonds declined sharply, reflecting a reversal in many investors’ risk appetite. Similarly, strong demand for cash and cash equivalents drove yields on certain U.S. Treasury bill maturities to fall briefly below zero. Thereafter, bond prices fell then somewhat stabilized as the magnitude of the downturn led to constricted liquidity and subsequent intervention by the U.S. Federal Reserve (Fed).

After reducing the federal funds target rate three times in 2019 to a range of 1.50%-1.75%, the Fed enacted two emergency rate cuts in March 2020 in response to the COVID-19 pandemic, further lowering the federal funds target rate to a range of 0.00%-0.25%. In addition, the Fed announced a plan to purchase government, government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose significantly during the reporting period, despite high levels of Treasury issuance due to deficit spending and investor expectations for large increases in debt issuance for fiscal stimulus to alleviate the economic downturn. The yield on 10-year U.S. Treasury bonds declined to historic lows near period-end, driven by fears of a prolonged global economic disruption due to the COVID-19 pandemic. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted positive returns, aided by the Fed’s announcement that it would make substantial MBS purchases.

U.S. corporate bond performance was hampered during the period’s last month by investor concerns about the pandemic-related economic disruption and the potential credit downgrades of many companies amid high levels of indebtedness. For the 12-month period, investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, posted positive returns, while high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index, posted negative returns due to investor concerns about a potential increase in credit defaults.

The review period began with yields falling in many government bond markets, amid heightened concerns among investors about global economic growth and trade tensions. Many central banks eased monetary policy, with the Fed cutting interest rates in July and September, and the European Central Bank (ECB) responding with a package of easing measures in September, including a rate cut and restarting its bond purchases. Global bond yields then rose steadily over the last quarter of 2019. The Fed lowered interest rates again in October, in light of concerns about U.S.-China trade relations, low inflation and a global downturn. In Europe, benchmark German Bund and French government bond yields both rose over the fourth quarter with the latter moving into positive territory for the first time in several months.

The first quarter of 2020 was dominated by growing concerns about the COVID-19 pandemic and the potential magnitude of its economic and social impact. The Fed lowered interest rates to zero by mid-March and then pledged towards the end of the quarter to purchase government bonds in unlimited amounts, together with a historic decision to buy corporate debt. In this environment, the U.S. Treasury market was extremely volatile, with yields falling to historic lows early in March, then moving sharply higher as investors sought to raise cash, before ending significantly lower for the quarter overall. Despite initial inaction by the ECB, it launched an additional €750 billion of quantitative easing in March, and later suspended the parameters of the Stability and Growth Pact, in order to support eurozone economies. Against this backdrop, yields on benchmark German bunds fell over the first quarter, despite moving slightly higher in March.

The foregoing information reflects our analysis and opinions as of March 31, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics

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Franklin Liberty High Yield Corporate ETF

This annual report for Franklin Liberty High Yield Corporate ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks a high level of current income with a secondary goal of seeking capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The Fund invests at least 80% of its net assets in high yield corporate debt securities and investments that provide exposure to high yield corporate debt securities, including fixed or floating-rate corporate loans and corporate debt securities.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -6.06% based on market price and -5.12% based on net asset value (NAV). In comparison, the ICE BofAML U.S. High Yield Constrained Index posted a -7.46% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund may invest up to 100% of its total assets in high yield debt securities. The Fund may buy both rated and unrated debt securities, including securities rated below B by Moody’s or Standard & Poor’s® (or deemed comparable by the Fund’s investment manager). The Fund may invest in fixed or floating rate corporate loans and corporate debt securities. The Fund may also invest in defaulted debt securities. The Fund may invest in debt securities of any maturity or duration.

The Fund may invest in debt securities of U.S. and foreign issuers, including those in developing or emerging markets. The Fund may enter into certain derivative transactions, principally currency and cross currency forwards; and swap

Portfolio Composition

Based on Total Net Assets as of 3/31/20

agreements, including interest rate and credit default swaps (including credit default index swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks.

We are research driven, fundamental investors who rely on our team of analysts to provide in-depth industry expertise and use qualitative and quantitative analysis to evaluate companies. As bottom-up investors, we focus primarily on individual securities but consider sectors when choosing investments. In selecting securities, we do not rely principally on the ratings assigned by rating agencies, but perform our own independent investment analysis to evaluate the creditworthiness of the issuer. We consider a variety of factors, including the issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective financial condition.

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a credit default swap?

A credit default swap, or CDS, is an agreement between two parties whereby the buyer receives credit protection from the seller. The buyer makes periodic payments over the term of the agreement in return for a payment by the seller in the event of a default or other credit event.

1. Source: Morningstar.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 30.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Top 10 Sector/Industries

3/31/20

% of Total Net Assets
Media & Entertainment	17.7%
Materials	14.8%
Health Care Equipment & Services	8.9%
Energy	8.1%
Capital Goods	7.9%
Utilities	6.9%
Pharmaceuticals, Biotechnology & Life Sciences	5.4%
Food, Beverage & Tobacco	5.4%
Telecommunication Services	5.2%
Commercial & Professional Services	4.8%

Manager’s Discussion

Despite posting positive results for much of the period under review, high-yield corporate bonds came under severe pressure in late February and throughout March, and the benchmark ICE BofAML U.S. High Yield Constrained Index returned -7.46%.

Favorable returns gave way to a notable increase in volatility in February as COVID-19 began to spread more rapidly across the globe. As governments took increasingly aggressive actions to try to contain the virus, the short-term outlook for the global economy significantly deteriorated. Ultimately, markets spent most of February and all of March trying to “price in” an event for which there is no readily known precedent. Compounding the situation was the plunge in oil prices in the wake of the collapse in talks between members of the Organization of the Petroleum Exporting Countries and allies including Russia and Mexico, and the subsequent price wars between Russia and Saudi Arabia. This situation weighed particularly heavily on the U.S. high yield corporate bond market, where energy is the largest single sector exposure for the Fund’s benchmark index. The simultaneous, negative shocks to oil demand and supply were key drivers in the high-yield market selloff to end the period, with the benchmark index returning -1.55% and -11.77% in February and March, respectively.

Based on benchmark index data, high-yield spreads ended the period at 877 basis points (bps), representing a widening 472 bps for the period overall. Although most segments of the high yield market posted negative absolute returns for the period, some areas weathered the volatility better than others. Based on benchmark index data, BB rated bonds led the way with a return of -3.60%, which compared to returns of -7.24% and -20.53% for the B and CCC rated segments,

Top 10 Fund Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 144A, senior bond, 144A, 5.375%, 6/01/2029 Media & Entertainment	2.5%
CSC Holdings LLC, senior bond, 144A, senior note, 144A, 7.50%, 4/01/2028 Media & Entertainment	2.4%
Netflix Inc., senior bond, senior bond, 5.875%, 2/15/2025 Retailing	2.4%
B&G Foods Inc., senior note, 5.25%, 4/01/2025 Food, Beverage & Tobacco	2.3%
Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/2026 Utilities	2.3%
Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/2023 Materials	2.3%
Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/2025 Capital Goods	2.1%
Centene Corp., senior note, 144A, 4.25%, 12/15/2027 Health Care Equipment & Services	2.1%
Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/2027 Media & Entertainment	2.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/2030 Food, Beverage & Tobacco	2.1%

respectively. From an industry standpoint, energy stood out as a key underperformer, but other sectors more likely to be impacted by a prolonged economic downturn also underperformed, including gaming and leisure. Meanwhile, some sectors managed to provide some form of downside protection over the period. For example, consumer non-cyclical industries such as food and beverage and supermarkets outperformed the broader market. The health care and packaging industries also outperformed relative to the broader market.

The Fund outperformed its benchmark as well as its Morningstar high-yield category average.

Several positive factors contributed to the Fund’s relative outperformance for the period, led by the effects from overall credit quality and industry positioning. As it relates to credit quality, the Fund benefited especially from its bias towards higher-quality segments of the market, which included some exposure to rising stars, which had been upgraded to BBB.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Even within the CCC ratings category, the Fund benefited from being mostly in the higher end of the category with CCC+ credits, which held up better than the lower end of the category.

The quality theme was also seen in industry sectors, where the Fund benefited significantly from its underweighted position to the energy sector. The Fund’s overweighted positions in the health care and packaging sectors also contributed to relative results, as these groups outperformed other sectors amid the recent increase in market volatility.

In contrast, the Fund’s security selection detracted slightly from relative results overall, led by effects seen in the energy, retail and entertainment sectors. However, the Fund did benefit from positive selection effects across several sectors, most notably from the finance, media and wireless industries, which helped to offset negative selection effects to some extent.

The Fund held mostly cash bonds during the period under review and also held a small position in high yield CDX that was put in place to help manage exposure following a large inflow.

Thank you for your participation in Franklin Liberty High Yield Corporate ETF. We look forward to serving your future investment needs.

Glenn I. Voyles, CFA®

Patricia O’Connor, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-5.12%	-6.06%	-5.12%	-6.06%
Since Inception (5/30/18)	+1.58%	+0.89%	+0.86%	+0.49%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
6.87%	7.25%	6.82%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/20

See page 8 for Performance Summary footnotes.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.560387

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.40%	1.54%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The high-yield corporate debt securities and instruments in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated corporate debt securities and instruments involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The ICE BofAML U.S. High Yield Constrained Index tracks the performance of U.S. dollar denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY HIGH YIELD CORPORATE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$908.50	$1.91	$1,023.00	$2.02	0.40%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

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Franklin Liberty International Aggregate Bond ETF

This annual report for Franklin Liberty International Aggregate Bond ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks total investment return, consisting of a combination of interest income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and investments that provide exposure to bonds.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of +4.25% based on market price and +4.05% based on net asset value (NAV). In comparison, the Fund’s new benchmark, the Bloomberg Barclays Global Aggregate ex-USD Index (100% Hedged to USD), posted a +5.00% total return.1 The Fund’s old benchmark, the Bloomberg Barclays Global Aggregate ex-USD Index posted a +0.74% total return for the same period.1 We believe the new benchmark’s composition more accurately reflects the Fund’s holdings. You can find more of the Fund’s performance data in the Performance Summary beginning on page 12.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in fixed and floating-rate bonds issued by governments, government agencies and governmental-related or corporate issuers located outside the U.S. The Fund may also invest in securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund’s assets are invested in issuers located in at least three countries (excluding the U.S.).

The Fund may invest in debt securities of any maturity or duration, and the average maturity or duration of debt securities in the Fund’s portfolio will fluctuate depending on the

Geographic Composition

Based on Total Net Assets as of 3/31/20

investment manager’s outlook on changing market, economic and political conditions.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.

When choosing investments for the Fund, we allocate the Fund’s assets based upon our assessment of changing market, political and economic conditions. We consider various factors, including evaluation of interest rates, currency exchange rate changes and credit risks. We may consider selling a security when we believe the security has become fully valued due to either its price appreciation or changes in the issuer’s fundamentals, or when we believe another security is a more attractive investment opportunity.

1. Source: Morningstar

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 36.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Portfolio Composition

Based on Total Net Assets as of 3/31/20

We seek to hedge substantially all of the Fund’s foreign currency exposure using currency related derivatives, including currency and cross currency forwards and currency futures contracts. We expect to maintain extensive positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which exposes a large amount of the Fund’s assets to obligations under these instruments. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The use of these derivative transactions may allow the fund to obtain net long or net negative (short) exposure to selected currencies. The Fund may also enter into various other transactions involving derivatives, including interest rate/bond futures contracts and interest rate swap agreements. These derivative instruments may be used for hedging purposes. Derivatives that provide exposure to bonds may be used to satisfy the Fund’s 80% policy.

Manager’s Discussion

The Fund’s sector allocation and security selection contributed to relative returns, helped by positioning in Spanish and Italian government bonds. An underweight exposure to corporate investment-grade industrial issues and security selection among corporate investment-grade financial bonds also added relative value.

The Fund’s currency positioning also contributed to relative returns, largely due to positioning in the euro and the South Korean won. However, exposure to the Australian dollar and Polish zloty weighed on relative results.

In addition, the Fund’s duration and yield-curve positioning helped relative results, largely due to duration stances on eurozone and Polish bonds. An underweighted duration position in U.K. issues taken early in the review period contributed to relative performance, although a similar stance in Canadian debt detracted.

In contrast, the Fund’s local market allocation detracted from relative returns, largely as a result of exposure to the Chinese market.

Thank you for your participation in Franklin Liberty International Aggregate Bond ETF. We look forward to serving your future investment needs.

John Beck
Co-Lead Portfolio Manager

Sonal Desai, Ph.D.
Co-Lead Portfolio Manager

David Zahn, CFA
Portfolio Manager

Patrick Klein, Ph.D.
Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	+4.05%	+4.25%	+4.05%	+4.25%
Since Inception (5/30/18)	+4.05%	+4.38%	+2.19%	+2.36%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
2.21%	0.50%	-2.06%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/20

See page 14 for Performance Summary footnotes.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$0.089110

Total Annual Operating Expenses8

With Fee Waiver	Without Fee Waiver
0.25%	2.32%

All investments involve risks, including possible loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund’s investments in foreign securities involve certain risks including currency fluctuations, and economic and political uncertainties. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Investing in derivative securities and the use of foreign currency techniques involve special risks as such may not achieve the anticipated benefits and/or may result in losses to the Fund. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy toward principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The Bloomberg Barclays Global Aggregate ex-USD Index and the Bloomberg Barclays Global Aggregate ex-USD Index (100% Hedged to USD) are the same index with the latter being 100% hedged to the U.S. dollar. This index measures global investment-grade debt from 24 local currency markets. This multicurrency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY INTERNATIONAL AGGREGATE BOND ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$990.80	$1.24	$1,023.75	$1.26	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	15

Franklin Liberty Senior Loan ETF

This annual report for Franklin Liberty Senior Loan ETF covers the period ended March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income with a secondary goal of preservation of capital. The Fund invests at least 80% of its net assets in senior loans and investments that provide exposure to senior loans.

Performance Overview

During the 12-month period, the Fund posted cumulative total returns of -5.55% based on market price and -3.92% based on net asset value (NAV). In comparison, the Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, posted a -5.15% total return for the same period.1 The Fund’s additional benchmark, the Custom Franklin Senior Loan Index, posted a -3.78% total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 19.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund invests predominantly in income-producing senior floating interest rate corporate loans made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the London Interbank Offered Rate (LIBOR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Portfolio Composition

Based on Total Net Assets as of 3/31/20

Senior loans generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in senior loans that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in senior loans that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

Manager’s Discussion

Favorable investor sentiment for much of 2019 and demand from new collateralized-loan-obligation securities led to solid returns for the asset class, despite continued outflows from loan retail securities. As the period progressed, many investors expected future rate cuts to be on hold, which led to a significant deceleration in outflows from retail loan securities and investors turned to discounted, lower-rated names in order to put cash to work, particularly towards the end of 2019 and beginning of 2020. However, as fears of the impact of the COVID-19 pandemic on the global economy surfaced, the loan market entered a risk-off mode in March, which recorded some of the worst daily declines since the global financial crisis. The combination of aggressive U.S. Fed interest rate cuts and what we considered an increasing possibility of a global recession resulted in heavy outflows from loan retail securities. While the market partially retraced

1. Source: Morningstar.

2. Source: FactSet. The Custom Franklin Senior Loan Index comprises the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index, which includes only the top 50 obligors of the Credit Suisse Leveraged Loan Index. Credit Suisse is not responsible for or involved in the calculation or management of the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index.

The indexes are unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 41.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Media	12.0%
Software	8.9%
Hotels Restaurants & Leisure	6.6%
Health Care Providers & Services	5.0%
Pharmaceuticals	4.9%
Specialty Retail	4.9%
Containers & Packaging	4.4%
Communications Equipment	4.1%
Commercial Services & Supplies	3.9%
Diversified Financial Services	3.9%

the worst declines by the end of the period, led by a rebound in higher rated loans, the technical environment remained weak and aggressive credit rating downgrades negatively impacted lower-rated loans.

During the period, the Fund outperformed its primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Index, on a NAV basis, but underperformed its additional benchmark, the Custom Franklin Senior Loan Index. The Fund continued to invest in loans from the largest obligors in the loan market, which experienced more severe principal declines during the peak of selling activity as investors looked to sell the largest, most liquid loans to meet heavy outflows. These loans, however, rebounded strongly at the end of the period and higher rated loans recorded the highest returns. Some of the loans that outperformed at the end of the period were more heavily weighted in the custom benchmark, which led to higher returns compared to our primary benchmark, as well as the portfolio. However, compared to the primary benchmark and the broader market, the portfolio’s overweighted position in higher rated loans led to outperformance during the one-year period. Upper-tier loans in the primary benchmark returned -1.46%, middle-tier loans returned -4.40%, and lower-tier loans returned -6.68%. As of period-end, the Fund had approximately 61% of its loan portfolio in the upper tier and 39% in the middle tier, compared to the primary benchmark, which had 38% in the upper tier and 61% in the middle tier.

Among individual issuers, major contributors to performance versus the benchmark were higher rated loans in industries that investors perceived to be more insulated from the impact of COVID-19. CSC Holdings (a broadband services provider), Davita (a provider of kidney dialysis services) and Asurion (a provider of technology protection services) all reported solid results during the period and avoided the worst price declines in a period of severe dislocation. However,

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
DaVita Inc., Tranche B-1 Term Loan, 3.353%, 2.739%, 8/12/2026 Health Care Equipment & Services	2.8%
CommScope Inc., Initial Term Loans, 8.853%, 4.239%, 4/04/2026 Technology Hardware & Equipment	2.8%
Asurion LLC, Replacement B-6 Term Loans, 4.603%, 3.989%, 11/03/2023 Commercial & Professional Services	2.7%
Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 5.103%, 4.441%, 4/30/2026 Auto Components	2.7%
Nexstar Broadcasting Inc., Term B-4 Loan, 4.331%, 4.331%, 9/19/2026 Media	2.7%
CSC Holdings LLC, March 2017 Incremental Term Loans, 2.861%, 2.862%, 7/17/2025 Media	2.6%
Genesee & Wyoming Inc., Initial Term Loan, 3.960%, 3.45%, 12/30/2026 Transportation	2.5%
Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.353%, 2.739%, 2/15/2024 Software	2.5%
1011778 B.C. ULC, Term B-4 Loan, TBD, 2.739%, 11/19/2026 Consumer Services	2.4%
Caesars Resort Collection LLC, Term B Loans, 4.353%, 12/22/24 Hotels Restaurants & Leisure	2.4%

major detractors from performance were in industries that investors believed to be more impacted by COVID-19 shutdowns and travel restrictions. Caesars Resort Collection (a gaming company) declined amid closures of the company’s casinos and American Airlines (a global airline operator) detracted from performance due to a steep fall in travel. Both issuers drew from available credit facilities to support liquidity.

Thank you for your participation in Franklin Liberty Senior loan ETF. We look forward to serving your future investment needs.

franklintempleton.com	Annual Report	17

FRANKLIN LIBERTY SENIOR LOAN ETF

Reema Agarwal, CFA
Co-Lead Portfolio Manager

Justin Ma, CFA
Co-Lead Portfolio Manager

Margaret Chiu, CFA, FRM

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (6/1/18), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
1-Year	-3.92%	-5.55%	-3.92%	-5.55%
Since Inception (5/30/18)	-1.58%	-3.10%	-0.86%	-1.70%

	30-Day Standardized Yield[6]
Distribution Rate[5]	(with fee waiver)	(without fee waiver)
4.02%	5.05%	4.47%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

5/30/18–3/31/20

See page 21 for Performance Summary footnotes.

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FRANKLIN LIBERTY SENIOR LOAN ETF

PERFORMANCE SUMMARY

Distributions (4/1/19–3/31/20)

Net Investment Income
$1.086808

Total Annual Operating Expenses9

With Fee Waiver	Without Fee Waiver
0.45%	1.00%

All investments involve risks, including possible loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions. The senior loans and debt securities in which the Fund invests tend to be rated below investment grade. Investing in higher-yielding, lower-rated, senior loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on senior loans varies with changes in prevailing interest rates. Therefore, while senior loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the March dividend and the NAV per share on 3/31/20.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Source: Morningstar. The S&P/LSTA U.S. Leveraged Loan 100 Index reflects the performance of the largest facilities in the leveraged loan market. This rules-based index consists of the 100 largest loan facilities in the benchmark S&P/LSTA Leveraged Loan Index.

8. Source: FactSet. The Custom Franklin Senior Loan Index comprises the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index includes only the top 50 obligors of the Credit Suisse Leveraged Loan Index. Credit Suisse is not responsible for or involved in the calculation or management of the Subset Index of Top 50 Obligors in Credit Suisse Leveraged Loan Index.

9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN LIBERTY SENIOR LOAN ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[1,2]	Net Annualized Expense Ratio[2]
$1,000.00	$936.00	$2.18	$1,022.75	$2.28	0.45%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements.

22	Annual Report	franklintempleton.com

Franklin Liberty Systematic Style Premia ETF

This annual report for Franklin Liberty Systematic Style Premia ETF covers the period since the Fund’s inception on December 18, 2019, through March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks to provide absolute return by allocating its assets across two underlying alternative investment strategies, which represent top-down and bottom-up approaches to capturing factor-based risk premia. The strategies consist of a top-down risk premia strategy and a bottom-up long/short equity strategy.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an asset at a specific price on a future date.

What is a total return swap?

A total return swap is a swap agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.

What is a currency forward contract?

A currency forward contract, or a currency forward, is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date.

What is a risk premium swap?

A risk premium is the return in excess of the risk-free rate of return an investment is expected to yield. An asset’s risk premium is a form of compensation for investors who tolerate the extra risk, compared to that of a risk-free asset, in a given investment.

Performance Overview

For the period since the Fund’s inception on December 18, 2019, through March 31, 2020, the Fund posted cumulative total returns of -6.98% based on market price and -7.34%

Portfolio Composition

Based on Total Net Assets as of 3/31/20

based on net asset value (NAV). In comparison, the ICE BofAML US 3-Month Treasury Bill Index posted a +0.64% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 26.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

The Fund’s top-down risk premia strategy focuses on value, momentum and carry factors in taking both long and short positions across equity, fixed income, commodity and currency asset classes.

The Fund’s bottom-up long/short equity strategy focuses on quality, value and momentum factors in determining whether to hold long or short positions in individual equity securities. Long/short equity strategies generally seek to produce returns from investments in the equity markets by taking long and short positions in stocks and stock indices (through the use of derivatives or through a short position in an exchange-traded fund). Long positions benefit from an increase in the price of the underlying instrument, while short positions benefit from a decrease in that price.

1. Source: Factset.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Statement of Investments (SOI). The Consolidated SOI begins on page 45.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Under normal market conditions, the top-down risk premia strategy invests primarily in equity, interest rate/bond and commodity index futures; equity and commodity-linked total return swaps; and currency forwards. Under normal market conditions, the bottom-up long/short equity strategy invests primarily in equity securities and equity total return swaps, with equity total return swaps being used to obtain short exposures.

Under normal market conditions, we seek to allocate assets between the two factor-based risk premia alternative investment strategies described above according to each strategy’s estimated risk, as measured by historical returns based risk models. We seek to maintain equal risk contributions between the two strategies.

Through the two strategies, we invest the Fund’s assets based on a systematic investment process for securities selection and asset allocation by utilizing quantitative trading models. By employing these two approaches, we seek to provide positive absolute return over time while maintaining a relatively low correlation with traditional markets. The exposure to individual factors may vary based on the market opportunity of the individual factors.

The Fund may use derivatives for both hedging and non-hedging (investment) purposes. The Fund’s derivative investments may include, among other instruments: (i) futures contracts, including futures on equity, interest rate/bond and commodity indices; (ii) swaps, including equity and commodity-linked total return swaps; and (iii) currency forward contracts. These derivatives may be used to enhance Fund returns, increase liquidity, gain long or short exposure to certain instruments, markets or factors in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of such transactions are expected to represent a material component of the Fund’s investment returns.

Manager’s Discussion

At period-end, global equity markets sold off to register the worst drawdowns since the Global Financial Crisis more than a decade ago. Developed markets and emerging markets were both down significantly from their March lows before slightly recovering and closing higher. Broader commodity markets also had a challenging first quarter of 2020. The

Top 10 Sectors/Industries

3/31/20

% of Total Net Assets
Financials	11.9%
Information Technology	8.5%
Health Care	6.5%
Consumer Discretionary	5.5%
Industrials	5.2%
Consumer Staples	3.9%
Communication Services	3.7%
Materials	3.1%
Energy	1.9%
Utilities	1.4%

Top 10 Long Positions[a]

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
FLSP Holdings Corp. Diversified Financial Services, Cayman Islands	3.6%
McDonald’s Corp. Hotels, Restaurants & Leisure, United States	0.8%
Total SA Oil, Gas & Consumable Fuels, France	0.8%
Lockheed Martin Corp. Aerospace & Defense, United States	0.8%
Novo Nordisk AS, B Pharmaceuticals, Denmark	0.8%
AbbVie Inc. Biotechnology, United States	0.8%
Medtronic PLC Health Care Equipment & Supplies, United States	0.8%
SAP SE Software, Germany	0.7%
The Home Depot Inc. Specialty Retail, United States	0.7%
Novartis AG Pharmaceuticals, Switzerland	0.7%

Top 10 Short Holdings

3/31/20

Company Sector/Industry, Country	% of Total Net Assets
BeiGene Ltd. Pharmaceuticals, Biotechnology & Life Sciences, China	0.0%
Tapestry Inc. Consumer Durables & Apparel, United States	0.0%
Delta Air Lines Inc. Transportation, United States	0.0%
Lincoln National Corp. Insurance, United States	-0.1%
Targa Resources Corp Energy, United States	-0.1%
Pinterest Inc Media & Entertainment, United States	-0.1%
Apache Corp. Energy, United States	-0.1%
Barratt Developments PLC Consumer Durables & Apparel, United Kingdom	-0.1%
VEREIT Inc. Real Estate, United States	-0.1%
Aramark Consumer Durables & Apparel, United States	-0.1%

24	Annual Report	franklintempleton.com

FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

energy heavy S&P GSCI Index and the Bloomberg Commodity Index suffered major declines. 2020’s first quarter was a difficult period for long/short factor strategies (value, carry and momentum) in commodities markets. In our opinion, commodities markets experienced a perfect storm from the combination of demand-shock from the COVID-19 pandemic and an oil price war between Russia and Saudi Arabia in March. Also, West Texas Intermediate, Brent and gasoline futures fell substantially during the quarter.

Fund performance during the short period since inception was negative. The Fund’s strategies, while beta neutral in design, were affected by rapid changes in volatility. We saw similar challenges across the multi-alternative sector, particularly among style premia strategy managers. Under normal conditions, these strategies are expected to deliver strong performance when volatility returns to more normal levels. Looking forward, we believe that volatility in markets will continue to remain elevated over the next few months as the world tackles COVID-19 and its economic fallout. We have reduced risk in the overall portfolio based on our proprietary systematic risk indicator that we run every day. This indicator is strongly signaling that this is a risk-off environment. We will continue to monitor this risk indicator to look for an opportunity to recalibrate risk.

The Fund’s top-down and bottom-up long/short equity components had negative results during the period, with a larger proportion coming from the top-down component.

All asset classes from within the top-down component—commodities, equity indexes, fixed income and foreign currencies—detracted from the Fund’s performance. On a relative basis, commodity strategies and equity index strategies fared more poorly than fixed income and foreign currency strategies within the top-down component during the period.

The commodity carry and commodity value models performed poorly during the period, and accounted for more than 40% of the negative performance coming out of the Fund’s top-down asset class strategies. Detractors included long positions in gasoline and soybeans as well as short positions in lean hogs and natural gas.

The equity indexes value model from our top-down risk premia strategy also hurt Fund performance due to the valuation model’s long positions in EuroStoxx, Italy and Canada. We believe this is a result of rapidly changing outlooks for many sectors in the market (energy being the most relevant example), during the period.

In our bottom-up long/short equity component, the quality and momentum model of our multifactor process contributed to the Fund’s performance and value detracted. Being net long in exposure relative to short exposure hurt Fund results. Realized risk that arose in the market ended up being higher than modeled ex-ante risk in portfolio construction. We have recalibrated the portfolio with updated risk forecasts, while being engaged to value, momentum and quality with respect to positioning going forward.

At period-end, among equity indexes, our largest long positions were EuroStoxx, Spain and Sweden and our largest short positions were Hong Kong, U.K. and NASDAQ.

Among fixed income indexes, our largest long positions were Canada, Italy and France, and our largest short positions were Gilts, German Bunds and U.S. Treasuries.

Among foreign currency exposures, our largest long positions were the Japanese yen, Swedish krona and Turkish lira, and our largest short positions were the Swiss Krone, New Zealand dollar and Swiss Franc. All foreign currency exchange rates are measured against the U.S. dollar.

Among commodity indexes, our largest long positions were sugar, cocoa and gold, and our largest short positions were lean soybeans, natural gas and lean hogs.

Thank you for your participation in Franklin Liberty Systematic Style Premia ETF. We look forward to serving your future investment needs.

Chandra Seethamraju, Ph.D.

Sundaram Chettiappan, CFA

Vaneet Chadha, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (12/20/19), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (12/18/19)	-7.34%	-6.98%	-7.34%	-6.98%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 27 for Performance Summary footnotes.

26	Annual Report	franklintempleton.com

FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

PERFORMANCE SUMMARY

Distributions (12/18/19–3/31/20)

Net Investment Income
$0.005020

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.65%	0.92%

All investments involve risks, including possible loss of principal. The Fund is actively managed and could experience losses if the manager’s judgment about particular investments, or its evaluation of the risks, potential returns and correlation properties of the various risk premia in which the Fund invests, prove to be incorrect. The manager’s allocation of Fund assets among different strategies, asset classes and investments may not prove beneficial or produce the desired results. Trading models used by the manager for securities selection and asset allocation may become outdated and the historical patterns upon which the models are based may weaken or disappear. There can be no assurance that the factor-based risk premia investment strategies utilized by the manager will enhance Fund performance, reduce volatility or reduce potential loss. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) that significantly exceed the Fund’s initial investment. Certain derivatives have the potential for unlimited loss. Investing in derivatives and the use of foreign currency techniques involve special risks and may not achieve the anticipated benefits and/or may result in losses to the Fund. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument. The Fund may realize losses when a counterparty fails to perform as promised. Currency management strategies could result in losses to the Fund if currencies do not perform as the manager expects. The Fund will incur a loss as a result of a short position if the price of the asset sold short increases in value, which involves the risk of theoretically unlimited losses. Short positions are speculative transactions and involve special risks, including greater reliance on the manager’s ability to accurately anticipate the future value of a security. Taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile. Investing in physical commodities, including through commodity-linked derivative instruments such as commodity-linked total returns swaps and commodity index futures, is speculative and can be extremely volatile. Market prices of commodities may fluctuate rapidly based on numerous factors. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they’ve been valued. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies particular industries or sectors, or general market conditions. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments; investments in emerging markets involve heightened risks related to the same factors. To the extent the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, it may be subject to greater risks or adverse developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries or sectors or investments. Smaller- and midsize-company stocks have historically experienced more price volatility than larger-company stocks, especially over the short term. The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in an issuer’s financial strength or in a security’s credit rating may affect its value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Annual Report	27

FRANKLIN LIBERTY SYSTEMATIC STYLE PREMIA ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 12/18/19[1]	Ending Account Value 3/31/20	Expenses Paid During Period 12/18/19–3/31/20[2],3	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[2],3	Net Annualized Expense Ratio[3]
$1,000.00	$926.60	$1.78	$1,012.36	$1.86	0.65%

1. 12/18/19 for Actual; 12/18/19 for Hypothetical.

2. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period. For Actual expenses, the multiplier is 104/366 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

28	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty High Yield Corporate ETF

	Year Ended March 31,

	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.45	$25.00

Income from investment operations[b]

Net investment income[c]	1.33	1.21

Net realized and unrealized gains (losses)	(2.51)	0.49

Total from investment operations	(1.18)	1.70

Less distributions from:

Net investment income	(1.56)	(1.23)

Net realized gains	(0.04)	(0.02)

Total Distributions	(1.60)	(1.25)

Net asset value, end of year	$22.67	$25.45

Total return[d]	(5.12)%	7.07%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.86%	1.54%

Expenses net of waiver and payments by affiliates	0.40%	0.40%

Net investment income	5.29%	5.80%

Supplemental data

Net assets, end of year (000’s)	$130,362	$10,181

Portfolio turnover rate[f]	129.98% [g]	23.57%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 129.98%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty High Yield Corporate ETF

		Country	Principal Amount*	Value
	Corporate Bonds & Notes 98.2%
	Automobiles & Components 0.9%
a	Adient US LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	1,200,000	$1,116,746

	Capital Goods 7.9%
a	Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	3,000,000	2,726,265
a	Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24	United States	700,000	555,628
a	Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	600,000	559,749
	Jeld-Wen Inc.,
	[a] senior bond, 144A, 4.875%, 12/15/27	United States	1,600,000	1,425,668
	[a] senior note, 144A, 4.625%, 12/15/25	United States	500,000	444,373
a	Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	400,000	356,847
a	NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	3,000,000	2,602,725
a	Resideo Funding Inc., senior note, 144A, 6.125%, 11/01/26	United States	1,200,000	1,056,090
a	TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	600,000	600,373

				10,327,718

	Commercial & Professional Services 4.8%
a	GFL Environmental Inc., senior note, 144A, 5.125%, 12/15/26	Canada	2,200,000	2,161,500
	H&E Equipment Services Inc., senior note, 5.625%, 9/01/25	United States	500,000	466,878
a	Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	2,200,000	2,062,665
a	Intrado Corp., senior note, 144A, 8.50%, 10/15/25	United States	200,000	147,440
	United Rentals North America Inc.,
	senior bond, 5.50%, 5/15/27	United States	900,000	884,183
	[a] senior note, second lien, 144A, 3.875%, 11/15/27	United States	600,000	570,330

				6,292,996

	Consumer Durables & Apparel 1.9%
a	Ashton Woods USA LLC / Ashton Woods Finance Co., senior note, 144A, 9.875%, 4/01/27	United States	2,400,000	2,420,502

	Consumer Services 1.9%
a	1011778 BC ULC/New Red Finance Inc., secured note, second lien, 144A, 4.375%, 1/15/28	Canada	700,000	650,615
a	24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	86,749
a	Downstream Development Authority of Quapaw Tribe of Oklahoma, secured note, 144A, 10.50%, 2/15/23	United States	100,000	80,874
a	Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	400,000	254,944
	Yum! Brands Inc., 7.75%, 4/01/25	United States	1,300,000	1,368,250

				2,441,432

	Diversified Financials 4.1%
a	Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A, 7.875%, 11/15/25	United States	2,000,000	1,734,940
a	HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 5.25%, 7/15/24	United States	600,000	579,753
	MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.00%, 10/15/27	United States	1,400,000	1,368,605
	Springleaf Finance Corp.,
	senior bond, 5.375%, 11/15/29	United States	1,100,000	1,013,177
	senior note, 6.625%, 1/15/28	United States	700,000	659,365

				5,355,840

	Energy 8.1%
	Cheniere Energy Partners LP,
	senior secured note, first lien, 5.25%, 10/01/25	United States	600,000	562,482
	[a] senior secured note, first lien, senior bond, 144A, 4.50%, 10/01/29	United States	1,500,000	1,343,325
a	Chesapeake Energy Corp., secured note, second lien, 144A, 11.50%, 1/01/25	United States	310,000	52,700

30	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Energy (continued)
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	senior note, 5.75%, 4/01/25	United States	600,000	$348,018
	[a] senior note, 144A, 5.625%, 5/01/27	United States	1,600,000	891,656
a	CSI Compressco LP/CSI Compressco Finance Inc., senior secured note, first lien, 144A, 7.50%, 4/01/25	United States	1,100,000	746,631
a	CVR Energy Inc., senior note, 144A, 5.25%, 2/15/25	United States	2,500,000	1,962,500
a	Endeavor Energy Resources LP/EER Finance Inc., senior bond, 144A, 5.75%, 1/30/28	United States	700,000	479,885
	EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	1,100,000	579,664
	EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	1,900,000	932,814
	Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%, 2/15/21	United States	100,000	54,505
	Murphy Oil USA Inc., senior bond, 4.75%, 9/15/29	United States	500,000	471,525
	Nabors Industries Inc., senior note, 5.10%, 9/15/23	United States	1,200,000	309,000
a	Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	Bermuda	300,000	104,250
	QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	500,000	186,288
a	Tullow Oil PLC, senior note, 144A, 6.25%, 4/15/22	United Kingdom	900,000	228,825
a	Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	169,110
	WPX Energy Inc., senior bond, 4.50%, 1/15/30	United States	2,100,000	1,148,175

				10,571,353

	Food, Beverage & Tobacco 5.4%
	B&G Foods Inc., senior note, 5.25%, 4/01/25	United States	3,100,000	3,043,936
a	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond, 144A, 5.50%, 1/15/30	Free of Tax	2,600,000	2,698,930
a	Post Holdings Inc., senior bond, 144A, 4.625%, 4/15/30	United States	1,300,000	1,254,500

				6,997,366

	Health Care Equipment & Services 8.9%
a	Centene Corp., senior note, 144A, 4.25%, 12/15/27	United States	2,700,000	2,720,115
	CHS/Community Health Systems Inc., senior secured note, first lien, 6.25%, 3/31/23	United States	2,600,000	2,487,875
	HCA Inc., senior bond, 3.50%, 9/01/30	United States	2,300,000	2,096,154
a	MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	1,500,000	1,215,113
a	MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	1,400,000	1,228,542
a,b	Polaris Intermediate Corp., senior note, 144A, PIK, 8.50%, 12/01/22	United States	100,000	78,248
a	Tenet Healthcare Corp., senior note, second lien, 144A, 6.25%, 2/01/27	United States	1,800,000	1,761,750

				11,587,797

	Insurance 0.8%
a	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note, 144A, 6.75%, 10/15/27	United States	1,100,000	1,036,145

	Materials 14.8%
a	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., senior note, 144A, 6.00%, 2/15/25	Luxembourg	600,000	606,180
a	Cleveland-Cliffs Inc., senior secured note, 144A, 6.75%, 3/15/26	United States	1,100,000	978,312
a	CSN Resources SA, senior note, 144A, 7.625%, 4/17/26	Luxembourg	1,200,000	788,106
a	Element Solutions Inc., senior note, 144A, 5.875%, 12/01/25	United States	600,000	592,482
a	Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	2,300,000	2,048,161
a	Kaiser Aluminum Corp., senior note, 144A, 4.625%, 3/01/28	United States	2,700,000	2,411,235
a	Mauser Packaging Solutions Holding Co., senior note, 144A, 7.25%, 4/15/25	United States	1,700,000	1,300,551
a	Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	600,000	541,730
a	Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	400,000	358,250
a	Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	3,000,000	2,958,765
a	Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	500,000	451,250

franklintempleton.com	Annual Report	31

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Materials (continued)
a	Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A, 7.25%, 4/01/25	United States	400,000	$338,988
a	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, senior secured note, first lien, 144A, 5.125%, 7/15/23	United States	500,000	499,373
a	Sealed Air Corp., senior bond, 144A, 5.125%, 12/01/24	United States	2,400,000	2,430,000
a	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., senior note, 144A, 7.50%, 6/15/25	United States	500,000	363,735
a	TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	600,000	495,153
a	Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	2,100,000	2,101,306
a	Univar Solutions USA Inc/Washington, senior note, 144A, 5.125%, 12/01/27	United States	100,000	91,555

				19,355,132

	Media & Entertainment 17.7%
a	Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	1,200,000	1,107,000
	CCO Holdings LLC / CCO Holdings Capital Corp.,
	[a] senior bond, 144A, 4.50%, 8/15/30	United States	2,000,000	1,971,250
	[a] senior bond, 144A, 5.375%, 6/01/29	United States	1,200,000	1,239,780
a	Clear Channel Worldwide Holdings Inc., senior secured note, first lien, 144A, 5.125%, 8/15/27	United States	1,300,000	1,224,535
	CSC Holdings LLC,
	[a] senior bond, 144A, 6.625%, 10/15/25	United States	500,000	529,390
	[a] senior note, 144A, 7.50%, 4/01/28	United States	2,400,000	2,573,730
a	Diamond Sports Group LLC/Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	600,000	404,580
	DISH DBS Corp., senior bond, 5.875%, 7/15/22	United States	2,100,000	2,056,236
a	Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	2,700,000	2,701,485
a	LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A, 6.75%, 10/15/27	United States	2,200,000	2,179,210
a	Live Nation Entertainment Inc., senior note, 144A, 4.75%, 10/15/27	United States	100,000	90,055
	Netflix Inc.,
	senior bond, 5.75%, 3/01/24	United States	2,600,000	2,752,763
	senior bond, 5.875%, 2/15/25	United States	300,000	318,677
a	Nexstar Broadcasting Inc., senior note, 144A, 5.625%, 7/15/27	United States	600,000	589,830
a	Scripps Escrow Inc., senior note, 144A, 5.875%, 7/15/27	United States	500,000	442,775
a	Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	2,700,000	2,409,750
a	WMG Acquisition Corp., secured note, first lien, 144A, 5.00%, 8/01/23	United States	500,000	500,622

				23,091,668

	Pharmaceuticals, Biotechnology & Life Sciences 5.4%
a	Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	2,000,000	2,098,900
a	Bausch Health Companies Inc., senior note, 144A, 5.00%, 1/30/28	Canada	500,000	477,100
a	Catalent Pharma Solutions Inc., senior note, 144A, 5.00%, 7/15/27	United States	1,400,000	1,365,770
a	Horizon Therapeutics USA Inc., senior note, 144A, 5.50%, 8/01/27	United States	400,000	403,780
a	Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	1,000,000	1,002,575
	Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%, 10/01/26	Netherlands	2,000,000	1,699,850

				7,047,975

	Retailing 0.9%
a	Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	1,300,000	1,179,880
a	Party City Holdings Inc., senior note, 144A, 6.625%, 8/01/26	United States	500,000	52,500

				1,232,380

32	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

		Country	Principal Amount*	Value
	Corporate Bonds & Notes (continued)
	Semiconductors & Semiconductor Equipment 0.5%
a	Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	700,000	$661,885

	Software & Services 0.6%
a	Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	500,000	458,750
a	Camelot Finance SA, senior note, 144A, 4.50%, 11/01/26	Luxembourg	400,000	390,249

				848,999

	Technology Hardware & Equipment 1.0%
a	CommScope Technologies LLC, senior bond, 144A, 6.00%, 6/15/25	United States	500,000	461,350
a	Presidio Holdings Inc., senior note, 144A, 8.25%, 2/01/28	United States	100,000	88,875
a	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., senior note, 144A, 6.75%, 6/01/25	United States	800,000	738,024

				1,288,249

	Telecommunication Services 5.2%
a	Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	2,300,000	2,410,515
	Altice France Holding SA,
	[a] senior note, 144A, 10.50%, 5/15/27	Luxembourg	2,000,000	2,120,000
	[a] senior note, 144A, 6.00%, 2/15/28	Luxembourg	300,000	266,154
a	CommScope Inc., senior note, 144A, 5.00%, 6/15/21	United States	300,000	299,610
	Front Range BidCo Inc.,
	[a] senior note, 144A, 6.125%, 3/01/28	United States	500,000	477,813
	[a] senior note, 144A, 4.00%, 3/01/27	United States	500,000	481,250
	Sprint Corp., senior note, 7.625%, 2/15/25	United States	700,000	779,905

				6,835,247

	Transportation 0.4%
a	DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United States	600,000	560,247

	Utilities 6.9%
	Calpine Corp.,
	[a] first lien, 144A, 4.50%, 2/15/28	United States	300,000	291,900
	[a] senior note, 144A, 5.125%, 3/15/28	United States	700,000	649,250
	Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	3,100,000	3,025,732
a	InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	3,000,000	2,655,000
	Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	500,000	328,022
a	Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,000,000	2,073,935

				9,023,839

	Total Corporate Bonds & Notes (Cost $146,529,672)			128,093,516

	Total Investments before Short Term Investments (Cost $146,529,672)			128,093,516

	Short Term Investments 0.1%
	U.S. Government & Agency Securities (Cost $100,000) 0.1%
c	FHLB, 4/01/20		100,000	100,000

	Total Investments (Cost $146,629,672) 98.3%			128,193,516
	Other Assets, less Liabilities 1.7%			2,168,514

	Net Assets 100.0%			$130,362,030

See abbreviations on page 79.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $99,151,437, representing 76.1% of net assets.

bIncome may be received in additional securities and/or cash.

cThe security was issued on a discount basis with no stated coupon rate.

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty High Yield Corporate ETF (continued)

At March 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 1(c).

Description	Periodic Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount	Value	Unamortized Upfront Payments (Reciepts)	Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Contracts to Sell Protection[d,e]
Long: S3195204 CDS USD R F 5.00000 CDX	5%	Quarterly	12/20/24	3,465,000	(205,481)	308,039	(513,520)

dThe Fund enters contracts to sell protection to create a long credit position.

ePerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

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FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty International Aggregate Bond ETF

	Year Ended March 31,

	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.56	$25.00

Income from investment operations[b]:

Net investment income[c]	0.22	0.39

Net realized and unrealized gains (losses)	0.78	(0.40)

Total from investment operations	1.00	(0.01)

Less distributions from:

Net investment income	(0.09)	(0.43)

Net realized gains	(0.52)	—

Total Distributions	(0.61)	(0.43)

Net asset value, end of year	$24.95	$24.56

Total return[d]	4.05%	0.00%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.23%	2.32%

Expenses net of waiver and payments by affiliates	0.28%	0.35%

Net investment income	0.87%	1.91%

Supplemental data

Net assets, end of year (000’s)	$4,989	$4,912

Portfolio turnover rate[f]	66.78% [g]	50.32%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 66.78%

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty International Aggregate Bond ETF

		Principal Amount*		Value
	Foreign Government and Agency Securities 82.9%
	Australia 2.1%
a	New South Wales Treasury Corp., senior bond, Reg S, 3.00%, 5/20/27	50,000	AUD	$34,806
a,b	Queensland Treasury Corp., senior bond, 144A, Reg S, 3.25%, 8/21/29	50,000	AUD	35,902
a	Western Australian Treasury Corp., senior note, 26, Reg S, 3.00%, 10/21/26	50,000	AUD	34,571

				105,279

	Belgium 3.1%
a	Government of Belgium, Reg S, 1.25%, 4/22/33	125,000	EUR	155,947

	Canada 4.8%
	Government of Canada, 2.75%, 6/01/22	320,000	CAD	238,553

	Finland 2.0%
a	Government of Finland, Reg S, 0.375%, 9/15/20	90,000	EUR	99,676

	France 5.7%
	Government of France, [a] Reg S, 1.00%, 11/25/25	200,000	EUR	236,853
	[a,c] senior note, Reg S, 0.00% , 5/25/22	40,000	EUR	44,673

				281,526

	Germany 10.4%
	Government of Germany, [a] Reg S, 1.50%, 9/04/22	140,000	EUR	162,826
	[a] Reg S, 5.50%, 1/04/31	30,000	EUR	54,888
	[a,c] Strip, Reg S, .01%, 10/08/21	80,000	EUR	89,171
	KFW, senior note, 2.05%, 2/16/26	20,000,000	JPY	211,743

				518,628

	Hungary 1.0%
	Government of Hungary, 6.75%, 10/22/28	12,800,000	HUF	51,786

	Indonesia 0.6%
	Indonesia Treasury Bond, senior bond, 8.25%, 5/15/36	500,000,000	IDR	29,869

	Ireland 3.6%
a,b	Government of Ireland, 144A, Reg S, senior bond, 1.50%, 5/15/50	140,000	EUR	180,635

	Italy 7.0%
a,b	Italy Buoni Poliennali Del Tesoro Reg S,144A, senior bond, 2.45%, 9/01/50	95,000	EUR	105,964
	Italy Treasury Bond, senior bond, 1.25%, 12/01/26	150,000	EUR	166,989
	[a,b] senior bond, 144A, Reg S, 4.00%, 2/01/37	55,000	EUR	77,198

				350,151

	Japan 16.1%
	Development Bank of Japan, senior bond, 2.30%, 3/19/26	20,000,000	JPY	211,244
	Government of Japan, senior bond, 1.00%, 12/20/35	40,000,000	JPY	412,880
	senior bond, 1.50%, 3/20/33	16,500,000	JPY	178,991

				803,115

	Mexico 0.9%
	Government of Mexico, M, senior bond, 7.50%, 6/03/27	1,000,000d	MXN	42,886

	Netherlands 2.6%
	Government of Netherlands, [a] Reg S, .50%, 7/15/26	70,000	EUR	81,885
	[a,b] senior bond, 144A, Reg S, .50%, 1/15/40	40,000	EUR	47,911

				129,796

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
	Poland 2.3%
	Government of Poland, 2.50%, 7/25/27	200,000	PLN	$51,447
	5.75%, 4/25/29	200,000	PLN	64,458

				115,905

	South Africa 0.4%
	Government of South Africa, senior bond, 7.00%, 2/28/31	500,000	ZAR	20,684

	Spain 2.8%
	Government of Spain,
	[a,b] senior bond, 144A, Reg S, 1.85%, 7/30/35	100,000	EUR	123,112
	[a,b] senior bond, 144A, Reg S, 2.70%, 10/31/48	10,000	EUR	14,080

				137,192

e	Supranational 8.6%
	Asian Development Bank, senior bond, 339-00-1, 2.35%, 6/21/27	20,000,000	JPY	219,947
a	European Investment Bank, senior bond, Reg S, 1.90%, 1/26/26	20,000,000	JPY	209,823

				429,770

	United Kingdom 8.9%
	United Kingdom Treasury Bond,
	[a] Reg S, 1.75%, 9/07/37	60,000	GBP	86,942
	[a] Reg S, 2.25%, 9/07/23	120,000	GBP	159,789
	[a] Reg S, 3.50%, 7/22/68	10,000	GBP	26,922
	[a] Reg S, 4.25%, 12/07/46	35,000	GBP	79,194
	[a] Reg S, 4.75%, 12/07/30	50,000	GBP	90,751

				443,598

	Total Foreign Government and Agency Securities (Cost $4,138,383)			4,134,996

	Corporate Bonds & Notes 8.7%
	Belgium 1.3%
a	Anheuser Busch Inbev SA/NV , senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	66,550

	Czech Republic 2.1%
a	Energo-Pro AS, senior note, Reg S, 4.00%, 12/07/22	100,000	EUR	105,007

	Denmark 1.0%
a	Nordea Kredit Realkreditaktieselskab, secured bond, Reg S, 1.00%, 10/01/50	177,343	DKK	25,240
a	Nykredit Realkredit A/S secured bond, Reg S, 1.00%, 10/01/50	166,147	DKK	23,686

				48,926

	Germany 2.1%
a	Aroundtown SA, senior note, Reg S, 1.625%, 1/31/28	100,000	EUR	104,403

	Guernsey 2.2%
a	Globalworth Real Estate Investments Ltd., senior note, Reg S, 3.00%, 3/29/25	100,000	EUR	110,678

	Total Corporate Bonds & Notes (Cost $467,391)			435,564

	Total Investments before Short Term Investments (Cost $4,605,774)			4,570,560

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Aggregate Bond ETF (continued)

		Principal Amount*	Value
	Short Term Investments 2.0%
	U.S. Government & Agency Securities (Cost $100,000) 2.0%
c	FHLB, 4/01/20	100,000	$100,000

	Total Investments (Cost $4,705,774) 93.6%		4,670,560
	Other Assets, less Liabilities 6.4%		318,601

	Net Assets 100.0%		$4,989,161

See abbreviations on page 79.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2020, the aggregate value of these securities was $2,669,083, representing 53.5% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $584,802, representing 11.7% of net assets.

cThe security was issued on a discount basis with no stated coupon rate.

dPrincipal amount is stated in 100 Mexican Peso Units.

eA supranational organization is an entity formed by two or more central governments through international treaties.

At March 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Buy	175,000	$106,241	4/06/20	$1,185	$—
Australian Dollar	CITI	Sell	175,000	114,593	4/06/20	7,167	—
Canadian Dollar	CITI	Buy	330,000	234,458	4/06/20	—	(738)
Canadian Dollar	CITI	Sell	330,000	247,244	4/06/20	13,523	—
Danish Krone	CITI	Buy	700,000	103,215	4/06/20	134	—
Danish Krone	CITI	Sell	700,000	103,808	4/06/20	458	—
Euro	CITI	Buy	53,788	18,300,000	4/06/20	3,367	—
Euro	CITI	Buy	2,200,000	2,426,556	4/06/20	—	(2,649)
Euro	CITI	Sell	2,200,000	2,439,129	4/06/20	15,221	—
Great British Pound	CITI	Buy	350,000	428,071	4/06/20	7,822	—
Great British Pound	CITI	Sell	350,000	448,746	4/06/20	12,853	—
Hungarian Forint	CITI	Buy	18,300,000	51,611	4/06/20	—	(969)
Japanese Yen	CITI	Buy	165,000,000	1,519,897	4/06/20	14,522	—
Japanese Yen	CITI	Sell	165,000,000	1,523,083	4/06/20	—	(11,336)
Mexican Peso	CITI	Buy	1,100,000	47,154	4/06/20	—	(283)
Mexican Peso	CITI	Sell	1,100,000	56,041	4/06/20	9,170	—
Polish Zloty	CITI	Buy	500,000	121,468	4/06/20	—	(455)
Polish Zloty	CITI	Sell	500,000	128,173	4/06/20	7,160	—
South African Rand	CITI	Buy	470,000	26,815	4/06/20	—	(391)
South African Rand	CITI	Sell	470,000	30,149	4/06/20	3,726	—
Australian Dollar	CITI	Sell	175,000	106,158	10/06/20	—	(1,270)
Canadian Dollar	CITI	Sell	330,000	234,885	10/06/20	891	—
Danish Krone	CITI	Sell	341,000	50,661	10/06/20	—	(6)
Euro	CITI	Buy	51,506	18,300,000	10/06/20	1,048	—
Euro	CITI	Sell	2,200,000	2,438,931	10/06/20	111	—
Great British Pound	CITI	Sell	350,000	429,097	10/06/20	—	(7,641)
Japanese Yen	CITI	Sell	165,000,000	1,533,450	10/06/20	—	(11,253)
Mexican Peso	CITI	Sell	1,100,000	45,831	10/06/20	204	—

38	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty International Aggregate Bond ETF (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Polish Zloty	CITI	Sell	500,000	$121,424	10/06/20	$381	$—
South African Rand	CITI	Sell	470,000	26,209	10/06/20	344	—

Total Forward Exchange Contracts						$99,287	$(36,991)

Net unrealized appreciation (depreciation)							$62,296

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Liberty Senior Loan ETF

	Year Ended March 31,

	2020	2019[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$24.85	$25.00

Income from investment operations[b]:

Net investment income[c]	0.99	0.81

Net realized and unrealized gains (losses)	(1.90)	(0.21)

Total from investment operations	(0.91)	0.60

Less distributions from net investment income	(1.09)	(0.75)

Net asset value, end of year	$22.85	$24.85

Total return[d]	(3.92)%	2.44%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.97%	1.00%

Expenses net of waiver and payments by affiliates	0.45%	0.45%

Net investment income	4.02%	3.90%

Supplemental data

Net assets, end of year (000’s)	$54,833	$57,165

Portfolio turnover rate[f]	51.48% [g]	10.62%

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 51.48%

40	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty Senior Loan ETF

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests 85.3%
	Aerospace & Defense 1.3%
	Dynasty Acquisition Co. Inc., Initial Term Loan, 5.212%, 4/04/26	United States	329,075	$259,311
	Initial Term Loan, 5.212%, 4/04/26	United States	612,080	482,319

				741,630

	Airlines 1.9%
	American Airlines Inc., 2018 Replacement Term Loan, 2.710%, 6/27/25	United States	1,267,200	1,049,875

	Auto Components 2.7%
	Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 5.103%, 4/30/26	United States	1,592,000	1,464,640

	Chemicals 3.7%
	Axalta Coating Systems U.S. Holdings Inc. (DuPont Performance Coatings), Term B-3 Dollar Loan, FRN, 3.694%, 6/01/24	United States	969,960	916,612
	Univar Solutions USA Inc., first lien, Term B-5 Loans, 3.603%, 7/01/26	United States	73,085	66,873
	Univar USA Inc., Term B-3 Loans, 3.853%, 7/01/24	United States	1,098,071	1,029,442

				2,012,927

	Commercial Services & Supplies 3.9%
c	Prime Security Services Borrower LLC, Term B-1 Facility, 4.610%, 9/12/26	United States	1,433,183	1,304,197
	Staples Inc., 2019 Refinancing Term B-1 Loans, 6.515%, 4/16/26	United States	585,807	470,842
	West Corp., Term B Loans, 5.603%, 10/10/24	United States	447,317	344,434

				2,119,473

	Communications Equipment 4.1%
	CommScope Inc., Initial Term Loans, 4.850%, 4/04/26	United States	1,592,000	1,512,400
	Zayo Group Holdings Inc, (Front Range BidCo), Term Loan B, 4.005%, 3/09/27	United States	775,700	727,219

				2,239,619

	Containers & Packaging 4.4%
	Berry Global Inc., Term W Loans, 2.862%, 10/01/22	United States	967,840	934,450
	Term Y Loans, 2.862%, 7/01/26	United States	297,750	281,969
	Reynolds Group Holdings Inc., U.S. Term Loans, 4.353%, 2/05/23	United States	1,258,946	1,200,720

				2,417,139

	Diversified Financial Services 3.9%
	Asurion LLC, Replacement B-6 Term Loans, 4.603%, 11/03/23	United States	1,530,731	1,477,155
c	Trans Union LLC, 2019 Replacement Term B-5 Loans, TBD, 11/16/26	United States	712,104	686,588

				2,163,743

	Electric Utilities 1.3%
c	Brookfield WEC Holdings Inc., Initial Term Loans, TBD, 8/01/25	United States	728,157	694,479

	Food & Staples Retailing 1.2%
	Aramark Corp., U.S. Term B-3 Loan, 3.353%, 3/11/25	United States	697,750	654,722

	Food Products 1.7%
	JBS USA Lux SA, New Term Loans, 3.603%, 5/01/26	United States	967,069	913,190

	Health Care Providers & Services 5.0%
	Air Medical Group Holdings Inc., 2018 New Term Loans, 5.863%, 3/14/25	United States	713,981	644,367
	DaVita Inc., Tranche B-1 Term Loan, 3.353%, 8/12/26	United States	1,592,010	1,521,696
	Gentiva Health Services Inc., Term Loan B, 4.875%, 7/02/25	United States	450,000	425,250
	Mallinckrodt International Finance SA & Mallinckrodt CB LLC, 2017 Term B Loans, 4.694%, 9/24/24	Luxembourg	190,544	130,999

				2,722,312

franklintempleton.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests (continued)
	Hotels Restaurants & Leisure 6.6%
c	1011778 B.C. ULC, Term B-4 Loan, 3.350%, 11/19/26	Canada	1,462,068	$1,356,068
	Aristocrat Technologies Inc., Term B-3 Loans, 3.576%, 10/19/24	United States	1,073,993	977,334
	Caesars Resort Collection LLC, Term B Loans, 4.353%, 12/22/24	United States	1,603,424	1,317,099

				3,650,501

	Household Products 0.6%
	Reynolds Consumer Products LLC, Initial Term Loans, 3.501%, 2/04/27	United States	338,667	321,522

	Insurance 0.8%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issue, Initial Term Loan, 4.603%, 5/09/25	United States	448,858	417,064

	Leisure Equipment & Products 1.5%
	Playtika Holding Corp., Term B Loans, FRN, 7.603%, 12/10/24	United States	878,875	829,072

	Media 12.0%
	Charter Communications Operating LLC (CCO Safari III LLC), Term B-2 Loan, 3.360%, 2/01/27	United States	1,129,512	1,091,862
	CSC Holdings LLC, March 2017 Incremental Term Loans, 2.861%, 7/17/25	United States	1,467,401	1,423,379
	Diamond Sports Group LLC, Term Loan, 4.180%, 8/24/26	United States	708,193	555,932
	Gray Television Inc., Term C Loan, 4.015%, 1/02/26	United States	254,893	245,972
d	Nexstar Broadcasting Inc., Term B-4 Loan, 4.331%, 9/19/26	United States	1,537,000	1,452,465
	Sinclair Television Group Inc., Tranche B Term Loans, 3.860%, 1/03/24	United States	822,987	790,068
	WideOpenWest Finance LLC, Term B Loan, 4.250%, 8/19/23	United States	1,107,161	1,011,668

				6,571,346

	Oil, Gas & Consumable Fuels 2.0%
	Buckeye Partners LP, Initial Term Loans, 4.265%, 11/01/26	United States	1,200,000	1,116,000

	Personal Products 2.3%
	Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1 Commitments, FRN, 9/25/26	Luxembourg	1,396,500	1,277,797

	Pharmaceuticals 4.9%
	Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, Initial Term Loans, 5.875%, 4/29/24	United States	323,753	290,569
	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, 2.683%, 11/15/27	United States	1,290,054	1,236,301
	Valeant Pharmaceuticals International, Initial Term Loans, 3.616%, 6/02/25	United States	1,186,406	1,136,972

				2,663,842

	Professional Services 2.0%
	Nielsen Finance LLC (VNU Inc.), Class B-4 Term Loans, 3.005%, 10/04/23	United States	1,181,620	1,108,753

	Real Estate Management & Development 1.2%
	Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan, FRN, 4.353%, 8/21/25	United States	732,667	659,400

	Road & Rail 2.5%
	Genesee & Wyoming Inc., Initial Term Loan, 3.960%, 12/30/26	United States	1,430,000	1,385,312

	Software 8.9%
	Finastra USA Inc., Dollar Term Loan, FRN, 5.277%, 6/13/24	United States	905,997	788,217
	Go Daddy Operating Co. LLC, Tranche B-2 Term Loan, 3.353%, 2/15/24	United States	1,422,114	1,363,807
	Hyland Software Inc., Term Loans, 4.850%, 7/01/24	United States	1,065,855	995,687
	Infor (U.S.) Inc. (Lawson), Tranche B-6 Term Loan, 4.694%, 2/01/22	United States	596,923	578,717
c	SS&C European Holdings Sarl, Term B-4 Loan, 3.350%, 4/16/25	Luxembourg	202,380	192,767

42	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Senior Loan ETF (continued)

		Country	Principal Amount*	Value
a,b	Senior Floating Rate Interests (continued)
	Software (continued)
	SS&C Technologies Inc.,
	[c] Term B-3 Loans, 3.350%, 4/16/25	United States	283,617	$270,145
	[c] Term B-5 Loan, 3.350%, 4/16/25	United States	295,453	280,828
c	Vertafore Inc., Initial Term Loans, TBD, 7/02/25	United States	448,864	405,099

				4,875,267

	Specialty Retail 4.9%
	Bass Pro Group LLC, Initial Term Loans, TBD, 9/25/24	United States	598,465	508,696
c	EG America LLC, Additional Facility Loan, TBD, 2/07/25	United States	434,843	318,522
	Harbor Freight Tools USA Inc., Refinancing Loans, 4.103%, 8/19/23	United States	912,527	837,243
	Michaels Stores Inc., 2018 New Replacement Term B Loan, 3.916%, 1/28/23	United States	585,563	494,801
	PetSmart Inc., Amended Loan, 5.000%, 3/11/22	United States	574,600	553,771

				2,713,033

	Total Floating Rate Loans (Cost $50,624,120)			46,782,658

	Asset-Backed Securities 9.3%
e,f	AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 4.131%, 4,01/15/2032	United States	1,000,000	858,800
e,f	Atrium XV, 15A, C, 144A, 4.006%, 4,01/23/2031	United States	1,000,000	848,587
e,f	BlueMountain CLO Ltd., 2018-3A, C, 144A, 3.994%, 4,10/25/2030	United States	1,000,000	844,919
e,f	Dryden 45 Senior Loan Fund, 2016-45A, CR, 144A, 4.031%, 4,10/15/2030	United States	1,000,000	862,655
e,f	Harbor Park CLO Ltd., 1A, C, 144A, 3.919%, 4,01/20/2031	United States	1,000,000	847,564
e,f	LCM XVIII LP, 2018A, CR, 144A, 3.669%, 4,04/20/2031	United States	1,000,000	831,658

	Total Asset-Backed Securities (Cost $5,996,875)			5,094,183

	Total Investments before Short Term Investments (Cost $56,620,995)			51,876,841

	Short Term Investments 0.4%
	U.S. Government & Agency Securities (Cost $235,000) 0.4%
g	FHLB,4/01/20	United States	235,000	235,000

	Total Investments (Cost $56,855,995) 95.0%			52,111,841
	Other Assets, less Liabilities 5.0%			2,721,324

	Net Assets 100.0%			$54,833,165

See abbreviations on page 79.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aThe coupon rate shown represents the rate at period end.

bSee Note 1(e) regarding senior floating rate interests.

cA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.

dA portion or all of the security purchased on a delayed delivery basis.

eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities was $5,094,183, representing 9.3% of net assets.

fThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

gThe security was issued on a discount basis with no stated coupon rate.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN TEMPLETON ETF TRUST

Consolidated Financial Highlights

Franklin Liberty Systematic Style Premia ETF

Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment income[c]	0.11

Net realized and unrealized gains (losses)	(1.94)

Total from investment operations	(1.83)

Less distributions from net investment income	(0.01)

Net asset value, end of year	$23.16

Total return[d]	(7.34)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	1.15%

Expenses net of waiver and payments by affiliates	0.65%

Net investment income	1.67%

Supplemental data

Net assets, end of year (000’s)	$50,948

Portfolio turnover rate[f]	60.95% [g]

aFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 60.95%

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FRANKLIN TEMPLETON ETF TRUST

Consolidated Statement of Investments, March 31, 2020

Franklin Liberty Systematic Style Premia ETF

		Country	Shares	Value
	Common Stocks 49.3%
	Aerospace & Defense 1.3%
	Lockheed Martin Corp.	United States	1,166	$395,216
	Raytheon Co.	United States	1,500	196,725
a	Teledyne Technologies Inc.	United States	227	67,480

				659,421

	Air Freight & Logistics 0.3%
	Deutsche Post AG	Germany	4,836	131,464

	Auto Components 0.1%
	Magna International Inc.	Canada	1,300	41,018

	Automobiles 0.1%
	Peugeot SA	France	2,868	38,282

	Banks 1.4%
	Banco Bilbao Vizcaya Argentaria SA	Spain	32,209	103,038
	BNP Paribas SA	France	5,881	177,520
	BOC Hong Kong (Holdings) Ltd.	Hong Kong	19,500	53,965
	Canadian Imperial Bank of Commerce	Canada	2,500	144,026
	Hang Seng Bank Ltd.	Hong Kong	4,200	71,798
	Japan Post Bank Co. Ltd.	Japan	2,200	20,318
	National Bank of Canada	Canada	1,700	64,961
	Skandinaviska Enskilda Banken AB, A	Sweden	7,891	53,506

				689,132

	Beverages 0.0%†
	Suntory Beverage & Food Ltd.	Japan	500	18,920

	Biotechnology 2.0%
	AbbVie Inc.	United States	5,100	388,569
a	Biogen Inc.	United States	1,000	316,380
	CSL Ltd.	Australia	1,842	334,476

				1,039,425

	Building Products 0.3%
	AGC Inc.	Japan	800	19,705
	Geberit AG	Switzerland	182	80,132
	Masco Corp.	United States	1,530	52,892

				152,729

	Capital Markets 3.6%
	3i Group PLC	United Kingdom	4,732	46,482
	Amundi SA	France	296	17,490
	BlackRock Inc.	United States	611	268,822
	Brookfield Asset Management Inc., A	Canada	5,400	236,661
	Deutsche Boerse AG	Germany	915	125,498
	FactSet Research Systems Inc.	United States	41	10,688
	Hargreaves Lansdown PLC	United Kingdom	1,366	23,476
	Moody’s Corp.	United States	900	190,350
	Morgan Stanley	United States	6,900	234,600
	MSCI Inc.	United States	394	113,850
	Partners Group Holding AG	Switzerland	90	62,285
	S&P Global Inc.	United States	1,258	308,273
	SEI Investments Co.	United States	500	23,170
	Singapore Exchange Ltd.	Singapore	3,900	25,172
	T. Rowe Price Group Inc.	United States	1,362	132,999

				1,819,816

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Chemicals 1.8%
	Air Liquide SA	France	2,503	$320,370
	Akzo Nobel NV	Netherlands	892	58,735
	BASF SE	Germany	5,153	243,948
	Croda International PLC	United Kingdom	637	33,742
	EMS-Chemie Holding AG	Switzerland	39	24,527
	Evonik Industries AG	Germany	902	18,874
	Givaudan AG	Switzerland	48	148,581
	Nitto Denko Corp.	Japan	900	40,225
	Novozymes AS	Denmark	1,066	48,482

				937,484

	Commercial Services & Supplies 0.5%
	Cintas Corp.	United States	400	69,288
a	Copart Inc.	United States	1,300	89,076
	Dai Nippon Printing Co. Ltd.	Japan	1,300	27,709
	Secom Co. Ltd.	Japan	900	74,814
	Toppan Printing Co. Ltd.	Japan	1,300	19,942

				280,829

	Communications Equipment 0.2%
	Motorola Solutions Inc.	United States	700	93,044

	Construction & Engineering 0.2%
	Eiffage SA	France	386	27,318
	Obayashi Corp.	Japan	3,100	26,591
a	Skanska AB, B	Sweden	1,673	25,574

				79,483

	Containers & Packaging 0.1%
	Avery Dennison Corp.	United States	400	40,748

	Diversified Financial Services 0.4%
	Investor AB, B	Sweden	2,219	102,375
	Kinnevik AB, B	Sweden	1,166	19,430
a	M&G PLC	United Kingdom	13,311	18,585
	ORIX Corp.	Japan	6,600	79,508

				219,898

	Diversified Telecommunication Services 1.4%
	BCE Inc.	Canada	900	36,503
	BT Group PLC	United Kingdom	41,510	60,683
	Deutsche Telekom AG	Germany	18,090	234,499
	Nippon Telegraph & Telephone Corp.	Japan	6,700	159,843
	Orange SA	France	9,706	118,587
	Swisscom AG	Switzerland	127	68,281
	Telstra Corp. Ltd.	Australia	20,325	38,191

				716,587

	Electric Utilities 0.9%
	Chubu Electric Power Co. Inc.	Japan	2,700	38,128
	CLP Holdings Ltd.	Hong Kong	8,500	78,410
	Endesa SA	Spain	1,547	33,049
	Eversource Energy	United States	1,800	140,778
	NRG Energy Inc.	United States	1,278	34,838
	Power Assets Holdings Ltd.	Hong Kong	6,000	35,880
	Red Electrica Corp. SA	Spain	2,101	37,727
	Terna Rete Elettrica Nazionale SpA	Italy	6,712	42,495
a	Tokyo Electric Power Co. Holdings Inc.	Japan	7,800	27,239

				468,544

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Electrical Equipment 0.3%
	Legrand SA	France	1,292	$82,904
	Vestas Wind Systems AS	Denmark	919	74,673

				157,577

	Electronic Equipment, Instruments & Components 0.4%
	CDW Corp.	United States	660	61,558
	Hitachi High-Tech Corp.	Japan	300	22,176
	Hitachi Ltd.	Japan	4,800	139,747

				223,481

	Entertainment 0.5%
a	Electronic Arts Inc.	United States	1,400	140,238
	Nexon Co. Ltd.	Japan	2,700	44,144
	Vivendi SA	France	4,177	89,487

				273,869

	Equity Real Estate Investment Trusts (REITs) 1.0%
	Dexus	Australia	5,353	29,782
	Equity Lifestyle Properties Inc.	United States	611	35,120
	Gecina SA	France	221	29,269
	Japan Real Estate Investment Corp.	Japan	4	23,454
	Link REIT	Hong Kong	10,900	92,393
	Nippon Building Fund Inc.	Japan	6	40,239
	Public Storage	United States	974	193,446
	Segro PLC	United Kingdom	5,446	51,591

				495,294

	Food & Staples Retailing 0.6%
	Koninklijke Ahold Delhaize NV	Netherlands	5,857	136,790
	Woolworths Group Ltd.	Australia	6,855	147,266

				284,056

	Food Products 0.6%
	Nestle SA	Switzerland	2,572	264,364
b	WH Group Ltd., Reg S	Hong Kong	48,500	45,366

				309,730

	Gas Utilities 0.4%
	Enagas SA	Spain	1,101	21,860
	Hong Kong and China Gas Co. Ltd.	Hong Kong	59,000	97,282
	Naturgy Energy Group SA	Spain	1,448	25,604
	Osaka Gas Co. Ltd.	Japan	1,700	32,061
	Tokyo Gas Co. Ltd.	Japan	1,700	40,250

				217,057

	Health Care Equipment & Supplies 1.7%
a	Align Technology Inc.	United States	380	66,101
	Carl Zeiss Meditec AG	Germany	196	19,001
	Cochlear Ltd.	Australia	348	39,926
	Coloplast AS, B	Denmark	554	80,369
	Hoya Corp.	Japan	2,300	196,008
	Medtronic PLC	United States	4,300	387,774
	Siemens Healthineers AG	Germany	733	28,990
	Sonova Holding AG	Switzerland	271	48,847

				867,016

	Health Care Technology 0.2%
	Cerner Corp.	United States	1,500	94,485

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure 1.3%
	Compass Group PLC	United Kingdom	7,820	$122,562
	Domino’s Pizza Inc.	United States	200	64,814
	McDonald’s Corp.	United States	2,400	396,840
	Sands China Ltd.	Macau	12,400	45,435
	Sodexo SA	France	433	29,286

				658,937

	Household Durables 0.2%
	Garmin Ltd.	United States	500	37,480
	Sekisui House Ltd.	Japan	3,100	51,243
	The Berkeley Group Holdings PLC	United Kingdom	607	27,208

				115,931

	Household Products 0.5%
	Henkel AG & Co. KGaA	Germany	507	37,467
	Kimberly-Clark Corp.	United States	1,800	230,166

				267,633

	Industrial Conglomerates 0.1%
	Jardine Matheson Holdings Ltd.	Hong Kong	900	45,000
	Jardine Strategic Holdings Ltd.	Hong Kong	1,100	24,420

				69,420

	Insurance 2.4%
	Admiral Group PLC	United Kingdom	919	25,411
	Allianz SE	Germany	1,943	334,462
	Fidelity National Financial Inc.	United States	1,300	32,344
	Great-West Lifeco Inc.	Canada	1,300	22,203
	Hannover Rueck SE	Germany	296	42,547
	Intact Financial Corp.	Canada	453	38,710
	MS&AD Insurance Group Holdings Inc.	Japan	2,300	64,448
	Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	Germany	740	149,483
	NN Group NV	Netherlands	1,482	40,003
	Power Corp. of Canada	Canada	2,150	34,198
	Sun Life Financial Inc.	Canada	3,100	98,596
	Swiss Life Holding AG	Switzerland	165	56,174
	Zurich Insurance Group AG	Switzerland	751	266,543

				1,205,122

	Interactive Media & Services 1.5%
a	Alphabet Inc. , A	United States	40	46,478
a	Alphabet, Inc., C	United States	304	353,494
	Auto Trader Group PLC	United Kingdom	4,472	24,348
a	Facebook Inc., A	United States	2,151	358,787

				783,107

	Internet & Direct Marketing Retail 0.5%
a	Booking Holdings Inc.	United States	146	196,416
	Expedia Group Inc.	United States	600	33,762
a	Zalando SE	Germany	664	25,493

				255,671

	IT Services 2.3%
	Accenture PLC, A	United States	2,278	371,906
	Atos SE	France	485	32,856
	Capgemini SE	France	759	64,127
a	CGI Inc., A	Canada	1,100	58,881
	Cognizant Technology Solutions Corp., A	United States	2,700	125,469
	Edenred	France	1,158	48,398

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	IT Services (continued)
	Fujitsu Ltd.	Japan	900	$81,325
	Mastercard Inc., A	United States	751	181,411
	NEC Corp.	Japan	1,300	47,506
	Nomura Research Institute Ltd.	Japan	1,700	36,030
a	VeriSign Inc.	United States	618	111,296
	Western Union Co.	United States	2,074	37,602

				1,196,807

	Leisure Equipment & Products 0.2%
	Bandai Namco Holdings Inc.	Japan	900	43,693
	SHIMANO Inc.	Japan	400	57,209

				100,902

	Machinery 0.7%
	Alfa Laval AB	Sweden	1,529	26,582
	Atlas Copco AB	Sweden	1,876	55,479
	Atlas Copco AB, A	Sweden	3,232	108,922
	Epiroc AB, A	Sweden	3,186	31,662
	Epiroc AB, B	Sweden	1,877	18,645
	Schindler Holding AG	Switzerland	101	21,337
	Schindler Holding AG, PC	Switzerland	201	44,124
	SKF AB, B	Sweden	1,842	25,415
	Techtronic Industries Co. Ltd.	Hong Kong	6,500	42,182

				374,348

	Marine 0.1%
	Kuehne + Nagel International AG	Switzerland	270	37,072

	Media 0.1%
	WPP PLC	United Kingdom	6,244	42,691

	Metals & Mining 1.2%
	Barrick Gold Corp.	Canada	8,800	159,882
	BHP Group Ltd.	Australia	14,847	263,345
	Boliden AB	Sweden	1,317	24,100
	Fortescue Metals Group Ltd.	Australia	6,799	41,613
	Franco-Nevada Corp.	Canada	900	88,909
	Kirkland Lake Gold Ltd.	Canada	900	26,209

				604,058

	Multi-Utilities 0.1%
	Algonquin Power & Utilities Corp.	Canada	2,700	35,947

	Multiline Retail 0.1%
	Next PLC	United Kingdom	658	33,223

	Oil, Gas & Consumable Fuels 1.9%
	Cabot Oil & Gas Corp., A	United States	2,300	39,537
	Eni SpA	Italy	12,443	125,882
	HollyFrontier Corp.	United States	478	11,716
	INPEX Corp.	Japan	4,800	27,069
	Neste Oil OYJ	Finland	2,032	68,784
	OMV AG	Austria	722	19,932
	Phillips 66	United States	2,700	144,855
	Repsol SA	Spain	7,275	66,510
	Total SA	France	10,187	395,578
	Valero Energy Corp.	United States	2,000	90,720

				990,583

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Personal Products 2.1%
	Beiersdorf AG	Germany	489	$49,664
	L’Oreal SA	France	1,257	329,501
	Unilever NV	United Kingdom	7,356	361,638
	Unilever PLC	United Kingdom	6,243	315,485

				1,056,288

	Pharmaceuticals 2.6%
	Chugai Pharmaceutical Co. Ltd.	Japan	1,100	127,368
a	Jazz Pharmaceuticals PLC	United States	260	25,932
	Novartis AG	Switzerland	4,531	373,934
	Novo Nordisk AS, B	Denmark	6,530	392,858
	Otsuka Holdings Co. Ltd.	Japan	1,700	66,627
	Roche Holding AG	Switzerland	1,029	333,996

				1,320,715

	Professional Services 0.9%
	Adecco Group AG	Switzerland	758	29,880
	ManpowerGroup Inc.	United States	200	10,598
	Randstad NV	Netherlands	586	20,685
	RELX PLC	United Kingdom	9,316	200,070
	Robert Half International Inc.	United States	500	18,875
	SGS SA	Switzerland	26	60,247
	Wolters Kluwer NV	Netherlands	1,360	95,773

				436,128

	Real Estate Management & Development 1.0%
	Aroundtown SA	Germany	4,498	22,476
	CK Asset Holdings Ltd.	Hong Kong	13,500	73,937
	Daito Trust Construction Co. Ltd.	Japan	300	27,970
	Deutsche Wohnen AG	Germany	1,703	64,860
	Hang Lung Properties Ltd.	Hong Kong	11,000	22,338
	Henderson Land Development Co. Ltd.	Hong Kong	9,000	34,312
	Jones Lang LaSalle Inc.	United States	200	20,196
	New World Development Co. Ltd.	Hong Kong	28,000	30,128
	Sino Land Co. Ltd.	Hong Kong	16,000	20,312
	Sun Hung Kai Properties Ltd.	Hong Kong	8,000	105,485
	Swiss Prime Site AG	Switzerland	369	36,135
	Wheelock and Co. Ltd.	Hong Kong	5,000	34,125

				492,274

	Road & Rail 0.4%
	Kyushu Railway Co.	Japan	900	25,844
	Nagoya Railroad Co. Ltd.	Japan	900	25,261
	Old Dominion Freight Line Inc.	United States	654	85,778
	Tobu Railway Co. Ltd.	Japan	900	31,430
	West Japan Railway Co.	Japan	700	47,957

				216,270

	Semiconductors & Semiconductor Equipment 1.8%
	Intel Corp.	United States	6,800	368,016
	Skyworks Solutions Inc.	United States	800	71,504
	Texas Instruments Inc.	United States	3,368	336,564
	Tokyo Electron Ltd.	Japan	800	150,841

				926,925

	Software 2.7%
a	Adobe Inc.	United States	1,053	335,107
a	Cadence Design Systems Inc.	United States	1,300	85,852
a	Check Point Software Technologies Ltd.	Israel	534	53,688

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	Software (continued)
	Citrix Systems Inc.	United States	600	$84,930
	Intuit Inc.	United States	1,389	319,470
a	Nice Ltd.	Israel	301	44,544
	SAP SE	Germany	3,369	380,014
	The Sage Group PLC	United Kingdom	5,356	39,303
	Trend Micro Inc.	Japan	500	24,733

				1,367,641

	Specialty Retail 1.6%
a	AutoZone Inc.	United States	126	106,596
	Best Buy Co. Inc.	United States	1,100	62,700
	Hennes & Mauritz AB, B	Sweden	3,934	50,824
	Nitori Co. Ltd.	Japan	400	54,023
	Ross Stores Inc.	United States	1,800	156,546
	The Home Depot Inc.	United States	2,020	377,154

				807,843

	Technology Hardware, Storage & Peripherals 0.3%
	HP Inc.	United States	7,700	133,672

	Textiles, Apparel & Luxury Goods 0.7%
	Adidas AG	Germany	921	208,076
	Burberry Group PLC	United Kingdom	2,028	33,306
	Hermes International	France	157	108,322
	Puma SE	Germany	408	24,354

				374,058

	Trading Companies & Distributors 0.4%
	Ferguson PLC	United Kingdom	1,097	68,773
	ITOCHU Corp.	Japan	6,600	137,099

				205,872

	Transportation Infrastructure 0.1%
	Aena SME SA	Spain	335	36,581

	Wireless Telecommunication Services 1.2%
	KDDI Corp.	Japan	8,800	260,034
	NTT DOCOMO Inc.	Japan	7,600	237,740
	Softbank Corp.	Japan	9,500	120,956

				618,730

	Total Common Stocks (Cost $31,308,400)			25,113,838

	Preferred Stocks (Cost $86,946) 0.1%
	Germany 0.2%
c	Henkel AG & Co. KGaA, 2.527%, pfd.	Germany	862	69,235

	Total Investments (Cost $31,395,346) 49.4%			25,183,073
	Other Assets, less Liabilities 50.6%			25,764,992

	Net Assets 100.0%			$50,948,065

*The principal amount is stated in U.S. dollars unless otherwise indicated.

†Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $45,366, representing 0.1% of net assets.

cVariable rate security. The rate shown represents the yield at period end.

A supranational organization is an entity formed by two or more central governments through international treaties.

franklintempleton.com	Annual Report	51

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

At March 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 1(c).

Swaps

Description	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Amount (000)s	Unrealized Appreciation (Depreciation)
OTC Swap Contracts Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	4/22/20	$(19,797)	$—

At March 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Sell	1,635,000	$974,071	6/17/20	$—	$(26,851)
Brazilian Real	MSCO	Buy	913,000	192,714	6/17/20	—	(17,534)
Brazilian Real	MSCO	Sell	938,000	185,416	6/17/20	5,440	—
Brazilian Real	MSCO	Sell	913,000	179,760	6/17/20	4,580	—
Canadian Dollar	MSCO	Buy	1,930,000	1,362,874	6/17/20	—	(6,040)
Canadian Dollar	MSCO	Sell	1,930,000	1,399,797	6/17/20	42,963	—
Czech Koruna	MSCO	Buy	80,848,000	3,223,107	6/17/20	18,780	—
Czech Koruna	MSCO	Sell	109,197,000	4,651,828	6/17/20	273,188	—
Euro	MSCO	Buy	311,000	341,554	6/17/20	683	—
Euro	MSCO	Buy	9,026,000	9,912,755	6/17/20	19,817	—
Euro	MSCO	Sell	9,026,000	10,121,281	6/17/20	188,709	—
Great British Pound	MSCO	Buy	3,761,000	4,744,916	6/17/20	—	(75,220)
Great British Pound	MSCO	Sell	2,820,000	3,366,291	6/17/20	—	(135,050)
Hungarian Forint	MSCO	Buy	242,763,000	804,334	6/17/20	—	(64,472)
Hungarian Forint	MSCO	Sell	242,763,000	747,571	6/17/20	7,709	—
Israeli Shekel	MSCO	Buy	18,596,000	5,147,689	6/17/20	128,625	—
Israeli Shekel	MSCO	Sell	22,347,000	6,053,235	6/17/20	—	(287,365)
Japanese Yen	MSCO	Buy	76,692,000	726,050	6/17/20	—	(13,359)
Japanese Yen	MSCO	Buy	69,039,000	630,863	6/17/20	10,710	—
Mexican Peso	MSCO	Buy	117,076,000	5,352,046	6/17/20	—	(419,124)
Mexican Peso	MSCO	Sell	99,661,000	4,087,483	6/17/20	—	(111,670)
New Turkish Lira	MSCO	Buy	21,743,000	3,400,436	6/17/20	—	(173,192)
New Turkish Lira	MSCO	Sell	12,362,000	1,858,910	6/17/20	24,058	—
New Zealand Dollar	MSCO	Buy	3,527,000	2,067,326	6/17/20	22,369	—
New Zealand Dollar	MSCO	Sell	5,727,000	3,519,997	6/17/20	126,835	—
Norwegian Krone	MSCO	Buy	53,374,000	4,986,777	6/17/20	97,417	—
Norwegian Krone	MSCO	Sell	60,386,000	6,014,771	6/17/20	262,642	—
Russian Ruble	MSCO	Buy	171,346,000	2,321,708	6/17/20	—	(154,420)
Russian Ruble	MSCO	Sell	133,975,000	1,686,705	6/17/20	—	(7,892)
South African Rand	MSCO	Buy	26,995,000	1,648,444	6/17/20	—	(152,081)
South African Rand	MSCO	Sell	16,568,000	936,818	6/17/20	18,435	—
South Korean Won	MSCO	Sell	1,167,172,000	953,122	6/17/20	—	(8,344)
Swedish Krona	MSCO	Buy	13,554,000	1,369,903	6/17/20	11,829	(11,476)
Swiss Franc	MSCO	Sell	1,369,000	1,427,296	6/17/20	12,338	(5,101)

Total Forward Exchange Contracts						$1,277,127	$(1,669,191)

Net unrealized appreciation (depreciation)							$(392,064)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

52	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

At March 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Index Contracts
OMXS30 Index	Long	183	$2,733,631	4/17/20	$156,200
Canada 10 Yr. Bond	Long	25	2,584,396	6/19/20	33,872
EURO STOXX 50 Index	Long	59	1,778,347	6/19/20	48,493
Euro-BTP	Long	8	1,241,297	6/08/20	(43,534)
IBEX 35 Index	Long	15	1,113,204	4/17/20	2,885
Euro-OAT	Long	4	733,885	6/08/20	11,726
SPI 200 Index	Long	9	703,567	6/18/20	(18,057)
S&P/TSX 60 Index	Long	5	572,031	6/18/20	55,367
Australian 10 Yr. Bond	Long	6	553,088	6/15/20	7,240
FTSE/MIB Index	Long	3	278,548	6/19/20	30,448
U.S. Treasury 10 Yr. Note	Long	1	138,688	6/19/20	6,926
CAC 40 10 Euro	Long	1	48,224	4/17/20	943
Mexican IPC Index	Short	6	90,453	6/19/20	2,410
SGX Nifty 50	Short	7	119,987	4/30/20	(15,097)
FTSE/JSE Africa Top40 Index	Short	22	505,532	6/18/20	(8,832)
DAX Index	Short	3	815,326	6/19/20	(83,328)
Nikkei 225 Mini	Short	6	1,051,549	6/11/20	(14,549)
Long Gilt	Short	7	1,182,082	6/26/20	(5,040)
NASDAQ 100 E-Mini	Short	8	1,245,800	6/19/20	(95,067)
FTSE 100 Index	Short	22	1,537,303	6/19/20	(37,702)
Hang Seng Index	Short	18	2,754,261	4/28/20	(136,827)
Euro-Bund	Short	32	6,057,173	6/08/20	18,575
Commodity Contracts
Cocoa, May	Long	58	1,304,420	5/13/20	(243,500)
Wheat, May	Long	37	1,052,187	5/14/20	10,864
Gold 100 Ounce, June	Long	6	957,960	6/26/20	4,829
Soybean Meal, May	Long	14	450,100	5/14/20	(7,417)
Live Cattle, June	Long	12	441,960	6/30/20	(24,356)
Sugar No. 11, April	Long	35	408,464	4/30/20	(134,638)
Platinum, July	Long	8	291,960	7/29/20	(28,221)
Gasoline Rbob, May	Long	7	174,254	4/30/20	(117,675)
Silver, May	Short	1	70,780	5/27/20	21,403
WTI Crude, May	Short	7	143,360	4/21/20	21,543
Brent Crude, June	Short	8	210,800	4/30/20	25,646
Low Sulphur Gas Oil, May	Short	11	324,225	5/12/20	15,381
Cotton No. 2	Short	13	332,345	5/06/20	11,026
Natural Gas, May	Short	24	393,600	4/28/20	74,684
Lean Hogs, June	Short	18	434,340	6/12/20	117,324
Soybean Oil, May	Short	31	502,386	5/14/20	48,915
Soybean, May	Short	12	531,600	5/14/20	6,104
Natural Gas, October	Short	26	538,200	9/28/20	3,648

Total Futures Contracts					$(277,388)

*As of period end.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	53

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Liberty Systematic Style Premia ETF

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2020, expiration date 4/22/20:

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 4.83%
Aptiv PLC	United States	(1,779)	$(87,598)
Bayerische Motoren Werke AG	Germany	(2,236)	(115,594)
Daimler AGGermany		(5,716)	(172,602)
Ferrari NV	Italy	(759)	(117,885)
Fiat Chrysler Automobiles NV	United Kingdom	(7,358)	(53,059)
General Motors Co	United States	(8,103)	(168,380)
Harley-Davidson Inc	United States	(1,300)	(24,609)
Renault SA	France	(1,182)	(22,966)
Tesla Inc	United States	(55)	(28,820)
Valeo SA	France	(1,586)	(26,539)
Volkswagen AG	Germany	(1,161)	(136,104)

			(954,156)

Banks 8.13%
Banco de Sabadell SA	Spain	(36,295)	(18,678)
Banco Santander SA	Spain	(82,676)	(201,209)
Barclays PLC	United Kingdom	(114,753)	(133,907)
CaixaBank SA	Spain	(22,551)	(42,065)
Commerzbank AG	Germany	(6,918)	(25,114)
DBS Group Holdings Ltd	Singapore	(12,100)	(157,809)
DNB ASA	Norway	(6,418)	(71,355)
East West Bancorp Inc	United States	(1,059)	(27,259)
Erste Group Bank AG	Austria	(2,019)	(37,406)
FinecoBank Banca Fineco SpA	Italy	(3,851)	(35,029)
ING Groep NV	Netherlands	(13,444)	(70,534)
Intesa Sanpaolo SpA	Italy	(98,746)	(161,267)
KBC Group NV	Belgium	(1,677)	(77,321)
Mediobanca Banca di Credito Finanziario SpA	Italy	(3,879)	(21,400)
Oversea-Chinese Banking Corp Ltd	Singapore	(21,800)	(132,284)
Royal Bank of Scotland Group PLC	United Kingdom	(32,874)	(46,020)
Societe Generale SA	France	(5,434)	(91,512)
SVB Financial Group	United States	(258)	(38,979)
UniCredit SpA	Italy	(12,798)	(100,363)
United Overseas Bank Ltd	Singapore	(8,600)	(117,477)

			(1,606,988)

Capital Goods 8.00%
ACS Actividades de Construccion y Servicios SA	Spain	(1,826)	(35,694)
Caterpillar Inc	United States	(2,007)	(232,892)
Cie de Saint-Gobain	France	(3,278)	(79,723)
CK Hutchison Holdings Ltd	Hong Kong	(13,500)	(91,093)
CNH Industrial NV	United Kingdom	(6,376)	(36,491)
Daifuku Co Ltd	Japan	(700)	(44,417)
Ferrovial SA	Spain	(3,276)	(78,614)
Flowserve Corp	United States	(939)	(22,433)
General Electric Co	United States	(26,222)	(208,203)
Kingspan Group PLC	Ireland	(973)	(51,993)
Kone Oyj	Finland	(2,067)	(117,075)
Leonardo SpA	Italy	(2,548)	(16,976)
Melrose Industries PLC	United Kingdom	(30,887)	(35,043)
MTU Aero Engines AG	Germany	(120)	(17,558)
Prysmian SpA	Italy	(1,492)	(23,902)
Schneider Electric SE	France	(2,619)	(225,815)
Singapore Technologies Engineering Ltd	Singapore	(10,100)	(22,132)

54	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Capital Goods (continued)
TransDigm Group Inc	United States	(200)	$(64,038)
Wartsila OYJ Abp	Finland	(2,719)	(19,959)
Westinghouse Air Brake Technologies Corp	United States	(1,300)	(62,569)
WSP Global Inc	Canada	(800)	(44,919)
Yaskawa Electric Corp	Japan	(1,800)	(49,621)

			(1,581,160)

Commercial & Professional Services 0.59%
Brambles Ltd	Australia	(10,671)	(68,969)
Nielsen Holdings PLC	United States	(2,300)	(28,842)
SEEK Ltd	Australia	(2,063)	(18,725)

			(116,536)

Consumer Durables & Apparel 1.11%
Barratt Developments PLC	United Kingdom	(2,026)	(11,079)
DR Horton Inc	United States	(800)	(27,200)
Lennar Corp	United States	(600)	(22,920)
Lululemon Athletica Inc	United States	(300)	(56,865)
Moncler SpA	Italy	(1,154)	(42,153)
Newell Brands Inc	United States	(2,800)	(37,184)
PulteGroup Inc	United States	(600)	(13,392)
Tapestry Inc	United States	(600)	(7,770)

			(218,563)

Consumer Services 2.29%
Accor SA	France	(1,071)	(29,379)
Aramark	United States	(600)	(11,982)
Flutter Entertainment PLC	Ireland	(502)	(45,465)
Galaxy Entertainment Group Ltd	Macau	(15,000)	(80,023)
GVC Holdings PLC	United Kingdom	(3,708)	(25,793)
Marriott International Inc/MD	United States	(600)	(44,886)
MGM Resorts International	United States	(3,513)	(41,453)
Restaurant Brands International Inc	Canada	(1,900)	(75,701)
Stars Group Inc/The	Canada	(1,800)	(36,396)
Tabcorp Holdings Ltd	Australia	(12,784)	(19,796)
Wynn Resorts Ltd	United States	(700)	(42,133)

			(453,007)

Diversified Financials 4.42%
Ameriprise Financial Inc	United States	(300)	(30,744)
Charles Schwab Corp/The	United States	(6,993)	(235,105)
Credit Suisse Group AG	Switzerland	(4,912)	(40,614)
Deutsche Bank AG	Germany	(13,566)	(88,850)
EXOR NV	Netherlands	(737)	(38,008)
Groupe Bruxelles Lambert SA	Belgium	(502)	(39,450)
Hong Kong Exchanges & Clearing Ltd	Hong Kong	(8,200)	(247,347)
Standard Life Aberdeen PLC	United Kingdom	(15,006)	(41,660)
TD Ameritrade Holding Corp	United States	(2,000)	(69,320)
Voya Financial Inc	United States	(1,053)	(42,699)

			(873,797)

Energy 3.86%
Apache Corp	United States	(2,600)	(10,868)
BP PLC	United Kingdom	(32,600)	(139,134)
Caltex Australia Ltd	Australia	(1,587)	(21,680)
Cenovus Energy Inc	Canada	(6,800)	(13,568)
Equinor ASA	Norway	(1,961)	(24,491)
Galp Energia SGPS SA	Portugal	(3,107)	(35,438)

franklintempleton.com	Annual Report	55

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Energy (continued)
Halliburton Co	United States	(6,100)	$(41,785)
Hess Corp	United States	(1,900)	(63,270)
Idemitsu Kosan Co Ltd	Japan	(1,300)	(29,840)
National Oilwell Varco Inc	United States	(2,700)	(26,541)
Noble Energy Inc	United States	(3,400)	(20,536)
Occidental Petroleum Corp	Ireland	(6,183)	(71,599)
Oil Search Ltd	Australia	(8,713)	(12,692)
Royal Dutch Shell PLC	United Kingdom	(4,894)	(82,517)
Schlumberger Ltd	United States	(8,517)	(114,894)
Suncor Energy Inc	Canada	(1,500)	(23,670)
Targa Resources Corp	United States	(1,542)	(10,655)
TechnipFMC PLC	United Kingdom	(2,800)	(18,872)

			(762,050)

Food & Staples Retailing 1.05%
Aeon Co Ltd	Japan	(4,400)	(97,778)
Carrefour SA	United Kingdom	(3,808)	(60,231)
George Weston Ltd	Australia	(700)	(49,490)

			(207,499)

Food, Beverage & Tobacco 4.68%
a2 Milk Co Ltd	New Zealand	(4,736)	(48,265)
Anheuser-Busch InBev SA/NV	Belgium	(4,357)	(193,476)
Conagra Brands Inc	United States	(3,325)	(97,556)
Constellation Brands Inc	United States	(1,031)	(147,804)
Davide Campari-Milano SpA	Italy	(3,642)	(26,175)
Heineken NV	Netherlands	(1,590)	(132,871)
Kerry Group PLC	Ireland	(1,021)	(117,855)
Mowi ASA	Norway	(2,835)	(43,008)
Orkla ASA	Norway	(4,757)	(40,326)
Swedish Match AB	Sweden	(369)	(21,154)
Treasury Wine Estates Ltd	Australia	(4,636)	(28,460)
Wilmar International Ltd	Singapore	(12,300)	(27,903)

			(924,853)

Health Care Equipment & Services 5.34%
Boston Scientific Corp	United States	(7,424)	(242,245)
Cardinal Health Inc	United States	(2,100)	(100,674)
Centene Corp	United States	(1,300)	(77,233)
DexCom Inc	United States	(533)	(143,521)
Fisher & Paykel Healthcare Corp Ltd	New Zealand	(3,637)	(65,505)
Fresenius Medical Care AG & Co KGaA	Germany	(1,457)	(96,241)
Fresenius SE & Co KGaA	Germany	(2,792)	(103,945)
Insulet Corp	United States	(395)	(65,444)
Laboratory Corp of America Holdings	United States	(607)	(76,719)
Ramsay Health Care Ltd	Australia	(1,096)	(38,424)
Sonic Healthcare Ltd	Australia	(3,047)	(45,373)

			(1,055,324)

Household & Personal Products 0.54%
Essity AB	Sweden	(1,361)	(42,035)
Estee Lauder Cos Inc/The	United States	(400)	(63,736)

			(105,771)

Insurance 4.97%
Aegon NV	Netherlands	(10,199)	(25,896)
Ageas	Belgium	(1,224)	(50,914)
AIA Group Ltd	Hong Kong	(34,400)	(311,339)

56	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Insurance (continued)
American International Group Inc	United States	(5,553)	$(134,660)
Assicurazioni Generali SpA	Italy	(3,447)	(46,937)
Lincoln National Corp	United States	(400)	(10,528)
Manulife Financial Corp	Canada	(9,900)	(122,902)
Markel Corp	United States	(96)	(89,077)
Medibank Pvt Ltd	Australia	(17,246)	(28,077)
Poste Italiane SpA	Italy	(3,311)	(28,047)
QBE Insurance Group Ltd	Australia	(8,812)	(46,383)
Sampo Oyj	Finland	(2,966)	(86,633)

			(981,395)

Materials 5.94%
Agnico Eagle Mines Ltd	Canada	(1,500)	(59,205)
Albemarle Corp	United States	(800)	(45,096)
ArcelorMittal SA	France	(4,530)	(43,050)
CRH PLC	Ireland	(4,906)	(133,770)
First Quantum Minerals Ltd	Zambia	(4,600)	(23,237)
Freeport-McMoRan Inc	United States	(9,600)	(64,800)
Glencore PLC	Switzerland	(73,902)	(113,444)
JFE Holdings Inc	Japan	(3,500)	(22,792)
Mosaic Co/The	United States	(2,300)	(24,886)
Nutrien Ltd	Canada	(4,000)	(135,202)
Orica Ltd	Australia	(2,388)	(22,435)
Rio Tinto Ltd	Australia	(2,504)	(129,610)
Smurfit Kappa Group PLC	Ireland	(1,399)	(39,482)
Solvay SA	Belgium	(484)	(35,252)
South32 Ltd	Australia	(34,199)	(36,944)
Stora Enso Oyj	Finland	(3,702)	(37,557)
Teck Resources Ltd	Canada	(4,000)	(29,986)
Umicore SA	Belgium	(1,255)	(43,859)
UPM-Kymmene Oyj	Finland	(3,570)	(98,282)
Yara International ASA	Norway	(1,127)	(35,342)

			(1,174,231)

Media & Entertainment 3.13%
DISH Network Corp	United States	(600)	(11,994)
Live Nation Entertainment Inc	United States	(300)	(13,638)
Netflix Inc	United States	(618)	(232,059)
Pinterest Inc	United States	(700)	(10,808)
Roku Inc	United States	(600)	(52,488)
Shaw Communications Inc	Canada	(3,200)	(51,327)
Snap Inc	United States	(4,900)	(58,261)
Twitter Inc	United States	(4,700)	(115,432)
Ubisoft Entertainment SA	France	(535)	(39,437)
Zillow Group Inc	United States	(900)	(32,418)

			(617,862)

Pharmaceuticals, Biotechnology & Life Sciences 8.96%
Alnylam Pharmaceuticals Inc	United States	(800)	(87,080)
Astellas Pharma Inc	Japan	(10,400)	(160,978)
Bausch Health Cos Inc	United States	(2,300)	(35,243)
BeiGene Ltd	China	(30)	(3,693)
BioMarin Pharmaceutical Inc	United States	(1,300)	(109,850)
Canopy Growth Corp	Canada	(1,306)	(18,773)
Eisai Co Ltd	Japan	(1,800)	(132,238)
Elanco Animal Health Inc	United States	(2,600)	(58,214)
Exact Sciences Corp	United States	(1,062)	(61,596)
Galapagos NV	Belgium	(270)	(53,623)

franklintempleton.com	Annual Report	57

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Grifols SA	Spain	(1,873)	$(63,710)
Illumina Inc	United States	(800)	(218,496)
Ionis Pharmaceuticals Inc	United States	(1,000)	(47,280)
IQVIA Holdings Inc	United States	(1,083)	(116,812)
Perrigo Co PLC	United States	(800)	(38,472)
QIAGEN NV	Netherlands	(1,431)	(57,484)
Sarepta Therapeutics Inc	United States	(577)	(56,442)
Seattle Genetics Inc	United States	(900)	(103,842)
Takeda Pharmaceutical Co Ltd	Japan	(8,900)	(272,717)
UCB SA	Belgium	(847)	(73,420)

			(1,769,963)

Real Estate 2.49%
Ascendas Real Estate Investment Trust	Singapore	(18,400)	(36,571)
CapitaLand Ltd	Singapore	(16,200)	(32,426)
CapitaLand Mall Trust	Singapore	(16,700)	(20,994)
Hongkong Land Holdings Ltd	Hong Kong	(5,900)	(22,125)
Lendlease Group	Australia	(3,503)	(22,083)
Omega Healthcare Investors Inc	United States	(500)	(13,270)
SBA Communications Corp	United States	(108)	(29,157)
Simon Property Group Inc	United States	(600)	(32,916)
Stockland	Australia	(11,571)	(17,918)
Swire Pacific Ltd	Hong Kong	(3,500)	(22,555)
Unibail-Rodamco-Westfield	France	(388)	(21,951)
Ventas Inc	United States	(700)	(18,760)
VEREIT Inc	United States	(2,400)	(11,736)
VICI Properties Inc	United States	(900)	(14,976)
Vicinity Centres	Australia	(20,065)	(12,711)
Welltower Inc	United States	(1,000)	(45,780)
Weyerhaeuser Co	United States	(5,097)	(86,394)
Wharf Real Estate Investment Co Ltd	Hong Kong	(7,000)	(28,810)

			(491,133)

Retailing 2.91%
Delivery Hero SE	Germany	(774)	(57,716)
Grubhub Inc	United States	(698)	(28,430)
Industria de Diseno Textil SA	Spain	(786)	(20,405)
MercadoLibre Inc	Argentina	(304)	(148,528)
Ocado Group PLC	United Kingdom	(2,963)	(44,822)
Prosus NV	China	(2,996)	(207,597)
Rakuten Inc	Japan	(5,600)	(42,536)
Wayfair Inc	United States	(466)	(24,903)

			(574,937)

Semiconductors & Semiconductor Equipment 5.10%
Advanced Micro Devices Inc	United States	(4,800)	(218,304)
ASML Holding NV	Netherlands	(806)	(214,419)
Lam Research Corp	United States	(300)	(72,000)
Marvell Technology Group Ltd	Bermuda	(4,400)	(99,572)
Microchip Technology Inc	United States	(1,662)	(112,684)
NVIDIA Corp	United States	(300)	(79,080)
NXP Semiconductors NV	Netherlands	(1,900)	(157,567)
ON Semiconductor Corp	United States	(2,800)	(34,832)
Renesas Electronics Corp	Japan	(5,100)	(18,377)

			(1,006,835)

Software & Services 9.28%
Adyen NV	Netherlands	(65)	(54,960)

58	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Software & Services (continued)
Amadeus IT Group SA	Spain	(2,665)	$(126,324)
Autodesk Inc	United States	(1,466)	(228,843)
DocuSign Inc	United States	(800)	(73,920)
DXC Technology Co	United States	(1,800)	(23,490)
GoDaddy Inc	United States	(1,300)	(74,243)
Guidewire Software Inc	United States	(588)	(46,634)
MongoDB Inc	United States	(246)	(33,589)
NortonLifeLock Inc	United States	(4,300)	(80,453)
Okta Inc	United States	(700)	(85,582)
Paycom Software Inc	United States	(200)	(40,402)
PTC Inc	United States	(800)	(48,968)
RingCentral Inc	United States	(200)	(42,382)
salesforce.com Inc	United States	(1,346)	(193,797)
Shopify Inc	Canada	(500)	(207,124)
Splunk Inc	United States	(956)	(120,676)
Square Inc	United States	(2,359)	(123,564)
Temenos AG	Switzerland	(130)	(17,050)
Twilio Inc	United States	(800)	(71,592)
Workday Inc	United States	(1,081)	(140,768)

			(1,834,361)

Technology Hardware & Equipment 2.24%
Corning Inc	United States	(5,300)	(108,862)
Flex Ltd	Singapore	(3,500)	(29,313)
IPG Photonics Corp	United States	(242)	(26,688)
NetApp Inc	United States	(1,700)	(70,873)
Nokia Oyj	Finland	(37,643)	(118,501)
Western Digital Corp	United States	(2,100)	(87,402)

			(441,639)

Telecommunication Services 4.13%
Cellnex Telecom SA	Spain	(1,598)	(72,679)
Elisa Oyj	Finland	(884)	(54,784)
HKT Trust & HKT Ltd	Hong Kong	(26,000)	(35,423)
Singapore Telecommunications Ltd	Singapore	(55,300)	(98,649)
SoftBank Group Corp	Japan	(6,900)	(242,112)
Spark New Zealand Ltd	New Zealand	(11,785)	(28,541)
Tele2 AB	Sweden	(1,108)	(14,918)
Telecom Italia SpA/Milano	Italy	(57,138)	(23,347)
Telefonica SA	Spain	(29,429)	(134,766)
Telenor ASA	Norway	(4,879)	(70,576)
TELUS Corp	Canada	(2,600)	(40,644)

			(816,439)

Transportation 2.04%
Atlantia SpA	Italy	(3,300)	(41,387)
Aurizon Holdings Ltd	Australia	(12,564)	(32,528)
Delta Air Lines Inc	United States	(300)	(8,559)
FedEx Corp	United States	(1,576)	(191,106)
MTR Corp Ltd	Hong Kong	(11,500)	(59,422)
Uber Technologies Inc	United States	(1,300)	(36,296)
XPO Logistics Inc	United States	(700)	(34,125)

			(403,423)

Utilities 3.99%
AES Corp/VA	United States	(4,500)	(61,200)
AGL Energy Ltd	Australia	(4,078)	(42,905)
APA Group	Australia	(7,983)	(50,130)

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FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Liberty Systematic Style Premia ETF (continued)

	Country	Shares	Value
Reference Entity – Short (continued)
Utilities (continued)
CK Infrastructure Holdings Ltd	Hong Kong	(4,500)	$(23,920)
E.ON SE	Germany	(13,584)	(140,719)
EDP – Energias de Portugal SA	Portugal	(17,060)	(68,474)
Electricite de France SA	France	(3,836)	(30,246)
Essential Utilities Inc	United States	(500)	(20,350)
Fortum Oyj	Finland	(2,977)	(43,690)
Hydro One Ltd	Canada	(2,300)	(40,947)
RWE AG	Germany	(1,276)	(33,546)
Snam SpA	Italy	(13,611)	(62,785)
Southern Co/The	United States	(2,400)	(129,936)
SSE PLC	United Kingdom	(1,418)	(22,945)
United Utilities Group PLC	United Kingdom	(1,441)	(16,131)

			(787,924)

Total Value of Reference Entity – Morgan Stanley Capital Services LLC			$(19,759,844)

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF[a]
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$146,629,672	$4,705,774	$56,855,995	$31,395,346

Value – Unaffiliated issuers	$128,193,516	$4,670,560	$52,111,841	$25,183,073
Cash	1,425,609	7,176	4,686,556	16,945,721
Foreign currency, at value (cost $–, $280,927, $– and $13,035, respectively)	—	279,284	—	13,003
Receivables:
Investment securities sold	1,054,294	—	1,319,415	—
Interest	2,525,893	28,091	189,233	77,698
Affiliates	—	9,145	—	—
Closed swap contracts	—	—	—	46,057,673
Deposits with brokers for:
Futures contracts	—	—	—	2,747,621
Swap Contracts	288,512	—	—	—
Unrealized appreciation on OTC forward exchange contracts	—	99,287	—	1,277,127

Total assets	133,487,824	5,093,543	58,307,045	92,301,916

Liabilities:
Payables:
Management fees	22,982	—	3,870	20,187
Investment securities purchased	2,221,500	—	3,172,607	—
Transfer agent fees	14,300	14,300	14,300	6,301
Distributions to shareholders	746,293	—	183,562	—
Custodian fees	4,518	5,016	45,792	1,272
Professional fees	36,644	40,454	46,044	22,990
Reports to shareholders	1,163	1,277	1,112	2,740
Closed Swap Contracts	—	—	—	39,542,031
Variation margin on futures contracts	—	—	—	84,293
Variation margin on centrally cleared swap contracts	53,803	—	—	—
Registration and filing fees	18,382	129	353	—
Unrealized depreciation on OTC forward exchange contracts	—	36,991	—	1,669,191
Accrued expenses and other liabilities	6,209	6,215	6,240	4,846

Total liabilities	3,125,794	104,382	3,473,880	41,353,851

Net assets, at value	$130,362,030	$4,989,161	$54,833,165	$50,948,065

Net assets consist of:
Paid-in capital	$149,255,775	$5,005,000	$60,417,704	$54,371,205
Total distributable earnings (loss)	(18,893,745)	(15,839)	(5,584,539)	(3,423,140)

Net assets, at value	$130,362,030	$4,989,161	$54,833,165	$50,948,065

Shares outstanding	5,750,000	200,000	2,400,000	2,200,000

Net asset value per share	$22.67	$24.95	$22.85	$23.16

aConsolidated financial statements. See Note 12.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2020

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF[b]
Investment income:
Dividends:
Unaffiliated issuers	$—	$—	$—	$183,477

Interest: (net of foreign taxes)[a]
Unaffiliated issuers	2,901,939	58,619	2,585,042	—
Total investment income	2,901,939	58,619	2,585,042	183,477
Expenses:
Management fees (Note 3a)	308,939	22,839	375,996	52,570
Transfer agent fees	16,900	16,900	16,900	6,301
Custodian fees	4,803	5,541	50,046	1,272
Reports to shareholders	7,309	7,438	7,405	3,030
Registration and filing fees	22,556	4,175	7,987	317
Professional fees	61,256	94,200	82,449	23,223
Trustee fees and expenses	2,952	628	7,231	46
Other	12,588	12,187	12,850	4,846

Total expenses	437,303	163,908	560,864	91,605
Expenses waived/paid by affiliates (Note 3c)	(233,130)	(149,552)	(300,559)	(40,016)

Net expenses	204,173	14,356	260,305	51,589

Net investment income	2,697,766	44,263	2,324,737	131,888

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(47,161)	138,596	(592,448)	5,359,401
Foreign currency transactions	—	(43,927)	—	(28,371)
Forwards exchange contracts	—	602	—	(501,235)
Futures contracts	—	—	—	(2,873,377)
Swap contracts	20,467	—	—	—

Net realized gain (loss)	(26,694)	95,271	(592,448)	1,956,418

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(18,570,176)	(4,631)	(4,015,523)	(6,212,273)
Translation of other assets and liabilities denominated in foreign currencies	—	1,653	—	20,127
Futures contracts	—	—	—	(277,388)
Swap contracts	(513,520)	—	—	—
Forward exchange contracts	—	62,296	—	(392,064)

Net change in unrealized appreciation (depreciation)	(19,083,696)	59,318	(4,015,523)	(6,861,598)

Net realized and unrealized gain (loss)	(19,110,390)	154,589	(4,607,971)	(4,905,180)

Net increase (decrease) in net assets resulting from operations	$(16,412,624)	$198,852	$(2,283,234)	$(4,773,292)

[a]Foreign taxes withheld on interest	$—	$723	$—	$—

bConsolidated financial statements. See Note 12.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF

	Year Ended March 31, 2020	Year Ended March 31, 2019[a]	Year Ended March 31, 2020	Year Ended March 31, 2019[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$2,697,766	$484,624	$44,263	$77,976
Net realized gain (loss)	(26,694)	28,881	95,271	(49,575)
Net change in unrealized appreciation (depreciation)	(19,083,696)	134,020	59,318	(34,953)

Net increase (decrease) in net assets resulting from operations	(16,412,624)	647,525	198,852	(6,552)

Distributions to shareholders	(3,146,157)	(501,784)	(121,439)	(86,700)

Capital share transactions: (Note 2)	139,740,070	10,035,000	—	5,005,000

Net increase (decrease) in net assets	120,181,289	10,180,741	77,413	4,911,748
Net assets:
Beginning of year	10,180,741	—	4,911,748	—

End of year	$130,362,030	$10,180,741	$4,989,161	$4,911,748

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

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FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Liberty Senior Loan ETF		Franklin Liberty Systematic Style Premia ETF[c]

	Year Ended March 31, 2020	Year Ended March 31, 2019[a]	Year Ended March 31, 2020[b]
Increase (decrease) in net assets:
Operations:
Net investment income	$2,324,737	$1,318,709	$131,888
Net realized gain (loss)	(592,448)	(52,149)	1,956,418
Net change in unrealized appreciation (depreciation)	(4,015,523)	(728,631)	(6,861,598)

Net increase (decrease) in net assets resulting from operations	(2,283,234)	537,929	(4,773,292)

Distributions to shareholders	(2,537,917)	(1,301,317)	(2,008)

Capital share transactions: (Note 2)	2,489,243	57,928,461	55,723,365

Net increase (decrease) in net assets	(2,331,908)	57,165,073	50,948,065
Net assets:
Beginning of year	57,165,073	—	—

End of year	$54,833,165	$57,165,073	$50,948,065

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

cConsolidated financial statements. See Note 12.

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FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-two separate funds, four of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index. The Trust began offering shares of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF and Franklin Liberty Systematic Style Premia ETF.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securi-

ties denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/ or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statements of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statements of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and closeout all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

The Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net

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NOTES TO FINANCIAL STATEMENTS

settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Statements of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Statements of Operations.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.

See Note 10 regarding other derivative information.

d. Securities Purchased on a Delayed Delivery Basis

Certain or all Funds purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Senior Floating Rate Interests

Certain or all Funds invest in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable, but may be subject to certain restrictions on resale. On July 27, 2017, the United Kingdom Financial Conduct Authority announced its intention to cease sustaining LIBOR after 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments that use or may use a floating rate based on LIBOR cannot yet be determined.

f. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years).

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Fund or by investment manager, as applicable, according to the terms of the unified management fee agreement.

h. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specific number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities). For the year ended March 31, 2020, all Creation Unit transactions were made in cash.

Authorized Participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Liberty High Yield Corporate ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	6,900,000	$179,541,274	400,000	$10,035,000
Shares redeemed	(1,550,000)	(39,801,204)	—	—

Net increase (decrease)	5,350,000	$139,740,070	400,000	$10,035,000

	Franklin Liberty International Aggregate Bond ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	—	$—	200,000	$5,005,000

Net increase (decrease)	—	$—	200,000	$5,005,000

	Franklin Liberty Senior Loan ETF

	Year Ended March 31, 2020		Year Ended March 31, 2019[a]

	Shares	Amount	Shares	Amount
Shares sold	100,000	$2,489,243	2,300,000	$57,928,461

Net increase (decrease)	100,000	$2,489,243	2,300,000	$57,928,461

	Franklin Liberty Systematic Style Premia ETF

	Year Ended March 31, 2020[b]		Year Ended March 31, 2019

	Shares	Amount	Shares	Amount
Shares sold	2,200,001	$55,723,390	—	$—
Shares redeemed	(1)	(25)	—	—

Net increase (decrease)	2,200,000	$55,723,365	—	$—

aFor the period May 30, 2018 (commencement of operations) to March 31, 2019.

bFor the period December 18, 2019 (commencement of operations) to March 31, 2020.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

a. Management Fees

Franklin Liberty High Yield Corporate ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	Over $20 billion, up to and including $35 billion
0.355%	Over $35 billion, up to and including $50 billion
0.350%	In excess of $50 billion

Franklin Liberty International Aggregate Bond ETF pays an investment management fee to FTIML based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.450%	Up to and including $1 billion
0.400%	Over $1 billion, up to and including $5 billion
0.350%	Over $5 billion, up to and including $10 billion
0.345%	Over $10 billion, up to and including $15 billion
0.340%	Over $15 billion, up to and including $20 billion
0.335%	In excess of $20 billion

Franklin Liberty Senior Loan ETF pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $500 million
0.550%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $1.5 billion
0.450%	Over $1.5 billion, up to and including $6.5 billion
0.425%	Over $6.5 billion, up to and including $11.5 billion
0.400%	Over $11.5 billion, up to and including $16.5 billion
0.390%	Over $16.5 billion, up to and including $19 billion
0.380%	Over $19 billion, up to and including $21.5 billion
0.370%	In excess of $21.5 billion

Franklin Liberty Systematic Style Premia ETF pays an investment management fees to Advisors based on a fee equal to an annual rate of 0.65% the average daily net assets of the Fund.

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For the period ended March 31, 2020, each Fund’s annualized effective investment management fee rate based on daily net assets was as follows:

Annualized Fee Rate
Franklin Liberty High Yield Corporate ETF	0.605%
Franklin Liberty International Aggregate Bond ETF	0.450%
Franklin Liberty Senior Loan ETF	0.650%
Franklin Liberty Systematic Style Premia ETF	0.650%

Effective March 1, 2019, under a subadvisory agreement, FTIML, an affiliate of Advisers, provides subadvisory services to Franklin Liberty International Aggregate Bond ETF. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

Under an agreement with Advisers, and FTIML, FT Services provides administrative services to the Funds. The fee is paid by Advisers, and FTIML, based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by Franklin Liberty High Yield Corporate ETF and Franklin Liberty Senior Loan ETF so that the expenses (including acquired fund fees and expenses) for each of the Funds do not exceed 0.40% and 0.45%, respectively, based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2019. FTIML has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Liberty International Aggregate Bond ETF so that the expenses (including acquired fund fees and expenses) of the Fund do not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2020. Prior to August 1, 2019, expenses (including acquired fund fees and expenses) for Franklin Liberty International Aggregate Bond ETF were limited to 0.35% based on the average net assets of the fund. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. For Franklin Liberty Systematic Style Premia ETF, the investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by a Cayman Islands-based company that is wholly-owned by the Fund (Subsidiary). The waiver may not be terminated and will remain in effect for as long as the investment manager’s contract with the Subsidiary is in place. Additionally, the investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed 0.65% until July 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

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3. Transactions with Affiliates (continued)

d. Other Affiliated Transactions

At March 31, 2020, the shares of the Funds were owned by the following entities.

Fund	Shares	Percentage of Outstanding Shares[a]

Franklin Liberty High Yield Corporate ETF
Franklin Conservative Allocation Fund	675,064	11.7%
Franklin Moderate Allocation Fund	669,251	11.6%
Franklin Total Return Fund	3,830,000	66.6%

	5,174,315	89.9%

Franklin Liberty International Aggregate Bond ETF
Franklin Resources Inc.	50,000	25.0%

Franklin Liberty Senior Loan ETF
Franklin Total Return Fund	914,900	38.1%
Franklin Floating Rate Master Trust	1,093,000	45.5%

	2,007,900	83.6%

Franklin Liberty Systematic Style Premia ETF
Franklin Conservative Allocation Fund	241,375	11.0%
Franklin Moderate Allocation Fund	385,025	17.5%
Franklin Growth Allocation Fund	255,675	11.6%
Franklin Managed Income Fund	1,175,000	53.4%
Franklin LifeSmart™ 2020 – 2055 Retirement Target Funds	113,500	5.2%

	2,170,575	98.7%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Capital loss carryforwards not subject to expiration:
Long term	$—	$—	$367,180	$—
Short term	—	—	290,092	—

Total capital loss carryforwards	$—	$—	$657,272	$—

The tax character of distributions paid during the years ended March 31, 2020 and 2019, were as follows:

	Franklin Liberty High Yield Corporate ETF		Franklin Liberty International Aggregate Bond ETF

	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$3,077,201	$501,784	$100,249	$86,700
Long-Term Capital Gain	68,956	—	21,190	—

Total Distributions paid	$3,146,157	$501,784	$121,439	$86,700

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	Franklin Liberty Senior Loan ETF		Franklin Liberty Systematic Style Premia ETF

	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$2,537,917	$1,301,317	$2,008	$—
Long-Term Capital Gain	—	—	—	—

Total Distributions paid	$2,537,917	$1,301,317	$2,008	$—

For tax purposes, the Funds may elect to defer any portion of a Post October Capital loss to the first day of the following fiscal year. At March 31, 2020, Franklin Liberty High Yield Corporate ETF deferred Post October Capital loss of $271,097

At March 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Cost of investments	$146,866,732	$4,762,819	$56,866,775	$32,120,395

Unrealized appreciation	$414,165	$116,421	$—	$81,908
Unrealized depreciation	19,087,382	(208,679)	(4,754,934)	(7,019,230)

Net unrealized appreciation (depreciation)	$18,673,217	$(92,258)	$(4,754,934)	$(6,937,322)

Distributable earnings – undistributed ordinary income	$791,086	$78,062	$11,229	$3,688,495

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2020, were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF	Franklin Liberty Systematic Style Premia ETF
Purchases	$199,124,714	$3,595,425	$31,482,587	$46,741,402
Sales	$62,158,927	$3,146,310	$28,073,873	$12,294,222

6. Credit Risk

At March 31, 2020, Franklin Liberty High Yield ETF, Franklin Liberty International Aggregate Bond ETF and Franklin Liberty Senior Loan ETF had 96.48%, 2.69%, and 84.15%, respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

7. Global Credit Facility

The Funds, except for Franklin Liberty International Aggregate Bond Fund ETF, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior

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7. Global Credit Facility (continued)

unsecured credit facility totaling $2 billion (Global Credit Facility) which the Funds entered into on February 8, 2019 and matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended March 31, 2020, the Fund did not use the Global Credit Facility.

8. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

10. Other Derivative Information

At March 31, 2020, the Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Franklin Liberty High Yield Corporate ETF

Swap Contracts	Variation margin on centrally cleared swap contracts	$—	Variation margin on centrally cleared swap contracts	$53,803	[a]

Totals		$—		$53,803

Franklin Liberty International Aggregate Bond ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$99,287	Unrealized depreciation on OTC forward exchange contracts	$36,991

Totals		$99,287		$36,991

Franklin Liberty Systematic Style Premia ETF

Foreign exchange contracts	Unrealized appreciation on OTC forward exchange contracts	$1,277,127	Unrealized depreciation on OTC forward exchange contracts	$1,699,191

Equity contracts	Variation margin on futures contracts	—	Variation margin on futures contracts	84,293	[a]

Totals		$1,277,127		$1,783,484

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/payable

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For the year ended March 31, 2020, the effect of derivative contracts in the Funds’ Statements of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statements of Operations Locations	Net Realized Gain (Loss) for the Period	Statements of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
Franklin Liberty High Yield Corporate ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Swap Contracts	Swap Contracts	$20,467	Swap Contracts	$(513,520)

Totals		$20,467		$(513,520)

Franklin Liberty International Aggregate Bond ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Foreign currency transactions	$602	Translation of other assets and liabilities denominated in foreign currencies	$62,296

Totals		$602		$62,296

Franklin Liberty Systematic Style Premia ETF
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Index contracts	Futures contracts	$(2,873,377)	Futures contracts	$(277,388)

Foreign exchange contracts	Forward exchange Contract	(501,235)	Forward exchange Contract	(392,064)

Totals		$(3,374,612)		$(669,452)

For the year ended March 31, 2020, the average month end notional amount of futures contracts and average month end contract value for forward exchange contracts were as follows:

	Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Systematic Style Premia ETF
Credit default swap contracts	$533,077	$—	$—
Futures contracts	$—	$—	$42,907,508
Foreign exchange contracts	$—	$1,241,133	$53,210,627
Interest rate contracts	$—	$—	$13,999,172

At March 31, 2020, the Funds’ OTC derivative assets and liabilities are as follows:

	Gross and Net Amounts of Assets and Liabilities Presented in the Statements of Assets and Liabilities

	Assets[a]	Liabilities[a]
Franklin Liberty International Aggregate Bond ETF
Foreign exchange contracts	$99,287	$36,991

Franklin Liberty Systematic Style Premia ETF
Foreign exchange contracts	$1,277,127	$1,669,191

aAbsent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS

10. Other Derivative Information (continued)

At March 31, 2020, the Funds’ OTC derivative assets, which may be offset against the Funds’ OTC derivative liabilities and collateral received from the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin Liberty International Aggregate Bond ETF
Counterparty
CITI	$99,287	$(36,991)	$—	$—	$62,296

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received[a]	Net Amount (Not less than zero)
Franklin Liberty Systematic Style Premia ETF
Counterparty
MSCO	$1,277,127	$(1,277,127)	$—	$—	$—

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

At March 31, 2020, the Funds’ OTC derivative liabilities, which may be offset against the Funds’ OTC derivative assets and collateral pledged to the counterparty, are as follows:

		Amounts Not Offset in the Statements of Assets and Liabilities

	Gross and Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]	Net Amount (Not less than zero)
Franklin Liberty International Aggregate Bond ETF
Counterparty
CITI	$36,991	$(36,991)	$—	$—	$—

Franklin Liberty Systematic Style Premia ETF
Counterparty
MSCO	$1,669,191	$(1,277,127)	$—	$—	$392,064

aIn some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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NOTES TO FINANCIAL STATEMENTS

11. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Liberty High Yield Corporate ETF

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$128,093,516	$—	$128,093,516
Short-Term Investments	—	100,000	—	100,000

Total Investments in Securities	$—	$128,193,516	$—	$128,193,516

Liabilities:
Other Financial Instruments:
Credit Default Swap Contracts	$—	$513,520	$—	$513,520

Franklin Liberty International Aggregate Bond ETF

Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$4,570,560	$—	$4,570,560
Short-Term Investments	—	100,000	—	100,000

Total Investments in Securities	$—	$4,670,560	$—	$4,670,560

Other Financial Instruments:
Forward Exchange Contracts	$—	$99,287	$—	$99,287

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$36,991	$—	$36,991

Franklin Liberty Senior Loan ETF

Assets:
Investments in Securities:[a]
Senior Floating Rate Interests	$—	$46,782,658	$—	$46,782,658
Asset-Backed Securities	—	5,094,183	—	5,094,183
Short-Term Investments	—	235,000	—	235,000

Total Investments in Securities	$—	$52,111,841	$—	$52,111,841

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11. Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Liberty Systematic Style Premia ETF

Assets:
Investments in Securities:[a]
Total Investments in Securities	$25,183,073	$—	$—	$25,183,073

Other Financial Instruments:
Forward Exchange Contracts	$—	$1,277,127	$—	$1,277,127
Futures Contracts	736,452	—	—	736,452

Total Other Financial Instruments	$736,452	$1,277,127	$—	$2,013,579

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,669,191	$—	$1,669,191
Futures Contracts	1,013,840	—	—	1,013,840

Total Other Financial Instruments	$1,013,840	$1,669,191	$—	$2,683,031

aFor detailed categories, see the accompanying Statement of Investments.

bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.

12. Investments in FLSP Holdings Corporation

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At March 31, 2020, the Franklin Liberty Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2020, the net assets of the FLSP Holdings Corporation were $1,847,400, representing 3.63% of the fund’s consolidated net assets. The Fund’s investment (s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

13. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

14. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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NOTES TO FINANCIAL STATEMENTS

Abbreviations

Selected Portfolio		Currency
FHLB	Federal Home Loan Bank Rate	AUD	Australian Dollar
NCI	National Median Cost of Funds Index	CAD	Canadian Dollar
PIK	Payment-In-Kind	DKK	Danish Krone
USD	Unified/Union School District	EUR	Euro
CAC	Cotation Assistée en Continu	HUF	Hungary
FRN	Floating Rate Note	IDR	Indonesian Rupiah
TBD	To be determined	JPY	Japanese Yen
		MXN	Mexican Peso
		USD	United States Dollar

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF, and Franklin Liberty Systematic Style Risk Premia ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Senior Loan ETF, and Franklin Liberty Systematic Style Risk Premia ETF (the “Funds”) as of March 31, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and each of the financial highlights for each periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, and the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Franklin Templeton ETF Trust	Statements of Operations	Statement of changes in net assets, and financial highlights
Franklin Liberty High Yield Corporate ETF Franklin Liberty International Aggregate Bond ETF Franklin Liberty Senior Loan ETF	For the year ended March 31, 2020	For the year ended March 31, 2020 and for the period May 30, 2018 (commencement of operations) through March 31, 2019
Franklin Liberty Systematic Style Risk Premia ETF	For the period December 18, 2019 (commencement of operations) through March 31, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended March 31, 2020:

Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF
$68,955	$21,190

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended March 31, 2020.

Franklin Liberty Systematic Style Premia ETF
$47,316

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2020:

Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF
$50,686	$73,869

Under Section 871(k)(1)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2020:

Franklin Liberty High Yield Corporate ETF	Franklin Liberty International Aggregate Bond ETF	Franklin Liberty Senior Loan ETF
$2,641,973	$1,579	$2,020,165

At March 31, 2020, more than 50% of the Franklin Liberty International Aggregate Bond ETF’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. The Fund elects to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the April 2020 distribution to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	44	Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and FlipKart Limited (2019-present) (eCommerce company); formerly, CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2020	44	Fluor Corporation (construction and engineering) (2014-present), IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and Focus Financial Partner, LLC (financial services) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	44	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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FRANKLIN TEMPLETON ETF TRUST

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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FRANKLIN TEMPLETON ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Liberty Systematic Style Premia ETF

(Fund)

At an in-person meeting held on May 29, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Management Agreement.

In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting, in memoranda dated February 21, 2019 and May 20, 2019 and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager and the profits realized/expected to be realized by the Manager and its affiliates from the relationship with the Fund; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were explained at the Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other actively managed exchange-traded funds that are series of the Trust.

In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment goals and the Manager’s proposed investment strategies and ability to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the Franklin Templeton family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.

FUND PERFORMANCE. The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.

COMPARATIVE FEES AND EXPENSES. The Board reviewed and considered information regarding the Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure proposed for the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact

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FRANKLIN TEMPLETON ETF TRUST

SHAREHOLDER INFORMATION

that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, five other alternative multi-strategy funds, three alternative global macro funds, and five absolute-return funds. The Board noted that the proposed Management Rate and proposed total expense ratio were below the medians of its Expense Group. The Board concluded that the Management Rate to be charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s proposed total expense ratio reflected a fee waiver from management.

PROFITABILITY. The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.

ECONOMIES OF SCALE. The Board considered the extent to which the Manager and its affiliates may realize economies of scale, if any, and whether the Fund’s proposed investment management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that the Manager (and its affiliates) could not report on any potential economies of scale at this time as the Fund had not yet commenced operations and it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

CONCLUSION. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Templeton ETF Trust

Investment Managers	Distributor	Investor Services
Franklin Advisers, Inc. Franklin Templeton Investment Management Limited	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF6 A 05/20

ANNUAL REPORT

FRANKLIN TEMPLETON

ETF TRUST

March 31, 2020

Franklin Disruptive Commerce ETF	Franklin Intelligent Machines ETF
Franklin Genomic Advancements ETF

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Franklin Templeton

Successful investing begins with ambition. And achievement only comes when you reach for it. That’s why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we’ve managed through all kinds of markets—up, down and those in between. We’re always preparing for what may come next. It’s because of this, combined with our strength as one of the world’s largest asset managers that we’ve earned the trust of millions of investors around the world.

Visit franklintempleton.com/investor/investments-and-solutions/investment-options/etfs/ for fund updates and documents.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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ANNUAL REPORT

Economic and Market Overview

U.S. equities, as measured by the Standard & Poor’s® 500 Index (S&P 500®), declined significantly during the period since the Fund’s inception on February 25, 2020, through March 31, 2020. A sharp selloff began in late February amid fears of a global economic slowdown due to the novel coronavirus (COVID-19) pandemic. Concerns about global supply chain disruptions, business and personal restrictions, and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash.

U.S. economic activity weakened considerably as the COVID-19 pandemic spread across the U.S. and many state and local governments issued stay-at-home orders, which included business closures and restrictions. Weekly unemployment claims surged near period-end, reflecting layoffs in many industries, particularly retail, restaurants and hospitality. As a result, the unemployment rate jumped from a 50-year low of 3.5% in February 2020 to 4.4% at period-end, and the economy contracted in the first quarter, following an expansion that lasted more than a decade.1

Market volatility persisted at a heightened level throughout March 2020, as social distancing measures intended to mitigate the pandemic severely weakened the economy. In an effort to boost the U.S. economy and aid businesses and individuals directly impacted by the pandemic, the federal government passed an unprecedented $2 trillion stimulus package. Furthermore, the U.S. Federal Reserve cut the federal funds target rate to a range of 0.00%–0.25% and announced sweeping quantitative easing measures aimed at stimulating lending and credit availability. Many investors were encouraged by policymakers’ swift and decisive fiscal and stimulus measures. U.S. stocks, as measured by the S&P 500, bounced from multi-year lows, but still finished the reporting period with negative returns.

The foregoing information reflects our analysis and opinions as of March 31, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Bureau of Labor Statistics

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Franklin Disruptive Commerce ETF

This inaugural annual report for Franklin Disruptive Commerce ETF covers the period since the Fund’s inception on February 25, 2020, through March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. The Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of disruptive commerce. These companies include those that are focused on or stand to benefit from electronic commerce, the sharing economy, electronic payments, significant decreases in shipping costs and other activities or developments outlined in more detail in the Prospectus.

Performance Overview

During the period from February 25, 2020, through March 31, 2020, the Fund posted cumulative total returns of -14.40% based on market price and -14.72% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a -18.62% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or are enabling the further development of the disruptive commerce themes in the markets in which they operate. We evaluate market segments, products, services and business models position to benefit significantly from disruptive innova-

Portfolio Composition
Based on Total Net Assets as of 3/31/20

tions in commerce relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in commerce. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in consumer discretionary-related industries.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Manager’s Discussion

During the reporting period, the sectors that detracted the most from the Fund’s absolute performance were industrials, consumer discretionary and information technology (IT).2 In industrials, commercial real estate analytics firm CoStar Group and ride-share application provider Uber detracted from absolute results. In consumer discretionary, online marketplace Mercado Libre and online used car retailer Carvana hurt performance. In IT, financial technology companies Mastercard, Square and Afterpay hindered performance.

In contrast, the health care sector helped absolute performance due to the contribution of telemedicine technology company Teledoc.3 Elsewhere, online pet products retailer Chewy and electronic signatures platform provider Docusign helped performance as well.

Thank you for your participation in Franklin Disruptive Commerce ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
Amazon.com Inc. Internet & Direct Marketing Retail	7.0%
Alibaba Group Holding Ltd., ADR Internet & Direct Marketing Retail	6.5%
Shopify Inc., A IT Services	4.7%
Sea Ltd., ADR Entertainment	4.0%
Visa Inc., A IT Services	3.5%
Tencent Holdings Ltd. Interactive Media & Services	3.4%
Mastercard Inc., A IT Services	3.3%
Coupa Software Inc. Software	3.2%
PayPal Holdings Inc. IT Services	3.2%
MercadoLibre Inc. Internet & Direct Marketing Retail	3.2%

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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CFA® is a trademark owned by CFA Institute.

2. The industrials sector comprises aerospace and defense, air freight and logistics, professional services, and road and rail in the SOI. The consumer discretionary sector comprises diversified consumer services; internet and direct marketing retail; leisure equipment and products; specialty retail; and textiles, apparel and luxury goods in the SOI. The IT sector comprises IT services and software in the SOI.

3. The health care sector comprises health care technology in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

FRANKLIN DISRUPTIVE COMMERCE ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (2/25/20)	-14.72%	-14.40%	-14.72%	-14.40%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes.

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FRANKLIN DISRUPTIVE COMMERCE ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.50%	0.77%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in consumer discretionary related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within consumer discretionary related industries could be affected by, among other things, overall economic conditions, interest rates, disposable income, fluctuating consumer confidence and consumer demand. Many of these companies compete aggressively on price, potentially affecting their long run profitability. Companies within consumer discretionary related industries may have extensive online operations, which could make these companies particularly vulnerable to cyber security risk. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN DISRUPTIVE COMMERCE ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $ 7.50, then 8.6 × $ 7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different ETFs. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 2/25/20[1]	Ending Account Value 3/31/20	Expenses Paid During Period 2/25/20–3/31/20[2,3]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[2],3	Net Annualized Expense Ratio[3]
$1,000.00	$852.80	$0.44	$1,004.30	$0.48	0.50%

1. 2/25/20 for Actual; 2/25/20 for Hypothetical

2. Expenses are equal to annualized expense ratio for the six-month period as indicated above—in the far right column—multipied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period. For Actual expenses, the multiplier is 35/366 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	7

Franklin Genomic Advancements ETF

This inaugural annual report for Franklin Genomic Advancements ETF covers the period since the Fund’s inception on February 25, 2020, through March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. The Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of genomic advancements. These companies are focused on, or stand to benefit from, extending and enhancing the quality of human and animal life through technological or scientific advancements in such areas as genetic engineering, gene therapy, DNA analysis and other uses outlined in more detail in the Prospectus.

Performance Overview

During the period from February 25, 2020, through March 31, 2020, the Fund posted cumulative total returns of -10.52% based on market price and -9.68% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a -18.62% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation or are enabling the further development of the genomic advancements theme in the markets in which they operate. We evaluate market segments, products, services and business models position to benefit significantly from advancements in genomics relative to broad securities

Portfolio Composition

Based on Total Net Assets as of 3/31/20

markets, and seek to identify the primary beneficiaries of new trends or developments in genomics. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to concentrate our investments in health care-related industries.

Manager’s Discussion

During the reporting period, the health care and information technology (IT) sectors detracted from absolute performance.2 In health care, detractors included clinical research company Medpace Holdings, clinical research and health technology solutions provider IQVIA Holdings, and biopharmaceutical development technology platform company Wuxi Biologics Cayman. In IT, revenue management software company Model N hindered results.

No sectors helped absolute performance. Individual holdings that contributed included telemedicine technology company Teledoc, biopharmaceutical immunotherapy developer

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

2. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, health care technology, life sciences tools and services, and pharmaceuticals in the SOI. The IT sector comprises semiconductors and semiconductor equipment and software.

See www.franklintempletondatasources.com for additional data provider information

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 22.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

BionTech, and medical and pharmaceutical technology company Quiagen.

Thank you for your participation in Franklin Genomic Advancements ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
Wuxi Biologics Cayman Inc. Life Sciences Tools & Services	4.6%
Lonza Group AG Life Sciences Tools & Services	4.5%
Illumina Inc. Life Sciences Tools & Services	4.4%
Repligen Corp. Life Sciences Tools & Services	4.2%
QIAGEN N.V. Life Sciences Tools & Services	3.6%
Veeva Systems Inc. Health Care Technology	3.5%
Vertex Pharmaceuticals Inc. Biotechnology	3.4%
Medpace Holdings Inc. Life Sciences Tools & Services	3.2%
IQVIA Holdings Inc. Life Sciences Tools & Services	3.2%
Agilent Technologies Inc. Life Sciences Tools & Services	3.0%

franklintempleton.com	Annual Report	9

FRANKLIN GENOMIC ADVANCEMENTS ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (2/25/20)	-9.68%	-10.52%	-9.68%	-10.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 11 for Performance Summary footnotes.

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FRANKLIN GENOMIC ADVANCEMENTS ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.50%	0.77%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. By focusing its investments in health care related industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Companies operating within health care related industries face intense competition and potentially rapid product obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. These companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. The field of genomic science could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

franklintempleton.com	Annual Report	11

FRANKLIN GENOMIC ADVANCEMENTS ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 2/25/20[1]	Ending Account Value 3/31/20	Expenses Paid During Period 2/25/20–3/31/20[2,3]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[2],3	Net Annualized Expense Ratio[3]
$1,000.00	$903.20	$0.46	$1,004.30	$0.48	0.50%

1. 2/25/20 for Actual; 2/25/20 for Hypothetical

2. Expenses are equal to annualized expense ratio for the six-month period as indicated above—in the far right column—multipied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period. For Actual expenses, the multiplier is 35/366 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

12	Annual Report	franklintempleton.com

Franklin Intelligent Machines ETF

This inaugural annual report for Franklin Intelligent Machines ETF covers the period since the Fund’s inception on February 25, 2020, through March 31, 2020.

Your Fund’s Goal and Main Investments

The Fund seeks capital appreciation. The Fund invests at least 80% of its net assets in equity securities of companies that are relevant to the Fund’s investment theme of intelligent machines. These companies include those that are focused on, or stand to benefit from, the ongoing technology-driven transformation of products and processes such as software, systems, manufacturing and logistics, including through developments in artificial intelligence. More details can be found in the Prospectus.

Performance Overview

During the period from February 25, 2020, through March 31, 2020, the Fund posted cumulative total returns of -17.52% based on market price and -17.32% based on net asset value (NAV). In comparison, the Russell 3000® Index posted a -18.62% total return for the same period.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 15.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Investment Strategy

We use fundamental, bottom-up research analysis to identify companies positioned to capitalize on disruptive innovation in or are enabling the further development of the intelligent machines theme in the markets in which they operate. We evaluate market segments, products, services and business

Portfolio Composition

Based on Total Net Assets as of 3/31/20

models positioned to benefit significantly from disruptive innovations in intelligent products, design, manufacturing and/or predictive maintenance relative to broad securities markets, and seek to identify the primary beneficiaries of new trends or developments in physical applications of these innovations. We may invest in companies in any economic sector or of any market capitalization and may invest in companies both inside and outside of the U.S. Although we search for investments across a large number of sectors, we expect to have significant investments in particular sectors, including technology.

1. Source: FactSet. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The index is unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 25.

franklintempleton.com	Annual Report	13

FRANKLIN INTELLIGENT MACHINES ETF

Manager’s Discussion

During the reporting period, the sectors that detracted the most from the Fund’s absolute performance included information technology (IT), industrials and health care.2

In IT, detractors included semiconductor manufacturer Infineon Technologies, logistical technology software provider Descartes Systems Group, and software company PTC. In industrials, home and business security company Allegion hurt results. In health care, sleep apnea technology treatment developer Inspire Medical Systems and robotic surgical device maker Intuitive Surgical detracted. Elsewhere, electric car maker Tesla also hurt absolute results.

No sectors contributed to absolute performance. Individual contributors included graphic processing unit designer Nvidia, drone manufacturer Aeroenvironment and digital health care company iRhythm.

Thank you for your participation in Franklin Intelligent Machines ETF. We look forward to serving your future investment needs.

Matthew J. Moberg, CPA

Joyce Lin, CFA

Portfolio Management Team

Top 10 Holdings

3/31/20

Company Sector/Industry	% of Total Net Assets
Intuitive Surgical Inc. Health Care Equipment & Services	5.3%
Tesla Inc. Automobiles & Components	4.2%
Dassault Systemes Software & Services	4.2%
Apple Inc. Technology Hardware & Equipment	3.8%
ANSYS Inc. Software & Services	3.8%
Autodesk Inc. Software & Services	3.7%
iRhythm Technologies Inc. Health Care Equipment & Services	3.6%
Axon Enterprise Inc. Aerospace & Defense	3.2%
Zebra Technologies Corp., A Electronic Equipment, Instruments & Components	2.9%
NVIDIA Corp. Semiconductors & Semiconductor Equipment	2.8%

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. The IT sector comprises electronic equipment, instruments and components; semiconductors and semiconductor equipment; software; and technology hardware, storage and peripherals in the SOI. The industrials sector comprises aerospace and defense, air freight and logistics, electrical equipment, industrial conglomerates and machinery. The health care sector comprises health care equipment and supplies and health care technology in the SOI.

See www.franklintempletondatasources.com for additional data provider information

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FRANKLIN INTELLIGENT MACHINES ETF

Performance Summary as of March 31, 2020

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (2/27/20), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/201

	Cumulative Total Return[2]		Average Annual Total Return[2]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
Since Inception (2/25/20)	-17.32%	-17.52%	-17.32%	-17.52%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 16 for Performance Summary footnotes.

franklintempleton.com	Annual Report	15

FRANKLIN INTELLIGENT MACHINES ETF

PERFORMANCE SUMMARY

Total Annual Operating Expenses5

With Fee Waiver	Without Fee Waiver
0.50%	0.77%

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund’s investment strategies incorporate the identification of thematic investment opportunities and its performance may be negatively impacted if the investment manager does not correctly identify such opportunities or if the theme develops in an unexpected manner. The Fund has significant exposure to the technology sector. Companies operating within the technology sector may be affected by worldwide technological developments, the success of their products and services (which may be outdated quickly), anticipated products or services that are delayed or cancelled, and investor perception of the company and/or its products or services. In addition, companies operating within the technology sector may develop and/or utilize artificial intelligence. Artificial intelligence technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the growth of companies that develop and/or utilize this technology. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. As a non-diversified fund, the Fund may invest in a relatively small number of issuers and, as a result, be subject to greater risk of loss with respect to its portfolio securities. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The Fund has a fee waiver and/or expense reimbursement contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

16	Annual Report	franklintempleton.com

FRANKLIN INTELLIGENT MACHINES ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 2/25/20[1]	Ending Account Value 3/31/20	Expenses Paid During Period 2/25/20–3/31/20[2,3]	Ending Account Value 3/31/20	Expenses Paid During Period 10/1/19–3/31/20[2],3	Net Annualized Expense Ratio[3]
$1,000.00	$826.80	$0.44	$1,004.30	$0.48	0.50%

1. 2/25/20 for Actual; 2/25/20 for Hypothetical

2. Expenses are equal to annualized expense ratio for the six-month period as indicated above—in the far right column—multipied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period. For Actual expenses, the multiplier is 35/366 to reflect the number of days since commencement of operations.

3. Reflects expenses after fee waivers and expense reimbursements.

franklintempleton.com	Annual Report	17

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Disruptive Commerce ETF

Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment loss[c]	(0.01)

Net realized and unrealized gains (losses)	(3.67)

Total from investment operations	(3.68)

Net asset value, end of year	$21.32

Total return[d]	(14.72)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	12.59%

Expenses net of waiver and payments by affiliates	0.50%

Net investment loss	(0.32)%

Supplemental data

Net assets, end of year (000’s)	$2,132

Portfolio turnover rate[f]	0.94% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 0.94%.

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FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Disruptive Commerce ETF

		Country	Shares	Value

	Common Stocks 99.1%
	Aerospace & Defense 1.0%
[a]	Kratos Defence & Security Solutions Inc.	United States	1,542	$21,341

	Air Freight & Logistics 0.4%
[a]	XPO Logistics Inc.	United States	169	8,239

	Capital Markets 0.3%
[a]	XP Inc., A	Brazil	344	6,636

	Consumer Finance 0.4%
[a]	LendingClub Corp.	United States	1,198	9,404

	Diversified Consumer Services 3.3%
[a]	Bright Horizons Family Solutions Inc.	United States	161	16,422
[a]	Chegg Inc.	United States	955	34,170
[a]	New Oriental Education & Technology Group Inc., ADR	China	188	20,349

				70,941

	Entertainment 6.4%
[a]	Activision Blizzard Inc.	United States	420	24,982
[a]	Netflix Inc.	United States	66	24,783
[a]	Sea Ltd., ADR	Taiwan	1,929	85,474

				135,239

	Equity Real Estate Investment Trusts (REITs) 0.5%
	Prologis Inc.	United States	136	10,930

	Health Care Technology 2.2%
[a]	Teladoc Inc.	United States	304	47,123

	Interactive Media & Services 7.5%
[a]	Facebook Inc., A	United States	396	66,053
[a]	Match Group Inc.	United States	332	21,925
	Tencent Holdings Ltd.	China	1,461	71,665

				159,643

	Internet & Direct Marketing Retail 27.0%
[a]	Alibaba Group Holding Ltd., ADR	China	717	139,442
[a]	Amazon.com Inc.	United States	77	150,128
[a]	boohoo Group PLC	United Kingdom	3,191	7,549
[a]	Chewy Inc., A	United States	812	30,442
[a]	Delivery Hero SE	Germany	159	11,857
[a]	Etsy Inc.	United States	492	18,912
[a]	Fiverr International Ltd.	Israel	759	19,104
[a]	JD.com Inc., ADR	China	1,251	50,666
[a,b]	Meituan Dianping, B, Reg S	China	1,908	23,053
[a]	MercadoLibre Inc.	Argentina	138	67,424
[a]	Pinduoduo Inc., ADR	China	723	26,050
[a]	Zalando SE	Germany	506	19,427
	Zozo Inc.	Japan	900	12,097

				576,151

	IT Services 24.5%
[a]	Adyen NV, ADR	Netherlands	2,761	47,296
[a]	Afterpay Ltd.	Australia	1,055	12,140
[a]	FleetCor Technologies Inc.	United States	87	16,229
	Jack Henry & Associates Inc.	United States	77	11,954
	Mastercard Inc., A	United States	293	70,777
[a]	Network International Holdings Ltd.	United Arab Emirates	1,666	8,046
[a]	Okta Inc., A	United States	195	23,841
[a]	PagSeguro Digital Ltd., A	Brazil	361	6,978
[a]	PayPal Holdings Inc.	United States	714	68,358
[a]	Shopify Inc., A	Canada	238	99,229

franklintempleton.com	Annual Report	19

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Disruptive Commerce ETF (continued)

		Country	Shares	Value
	Common Stocks (continued)
	IT Services (continued)

[a]	Square Inc., A	United States	639	$33,471
[a]	StoneCo. Ltd., A	Brazil	300	6,531
[a]	Tyro Payments Ltd.	Australia	4,997	5,780
	Visa Inc., A	United States	468	75,404
[a]	Wix.com Ltd.	Israel	356	35,892

				521,926

	Leisure Equipment & Products 0.6%
[a]	Peloton Interactive Inc., A	United States	478	12,691

	Professional Services 3.2%
[a]	CoStar Group Inc.	United States	86	50,500
	TransUnion	United States	265	17,538

				68,038

	Real Estate Management & Development 0.6%
[a]	Redfin Corp.	United States	853	13,153

	Road & Rail 3.2%
[a]	Lyft Inc., A	United States	629	16,889
[a]	Uber Technologies Inc.	United States	1,834	51,205

				68,094

	Software 14.9%
[a]	Avalara Inc.	United States	903	67,364
[a]	Bill.Com Holdings Inc.	United States	434	14,843
[a]	Coupa Software Inc.	United States	495	69,166
[a]	DocuSign Inc.	United States	597	55,163
[a]	Lightspeed POS Inc.	Canada	998	13,350
[a]	Manhattan Associates Inc.	United States	368	18,334
[a]	Q2 Holdings Inc.	United States	332	19,608
[a]	salesforce.com Inc.	United States	288	41,466
[a]	Zendesk Inc.	United States	300	19,203

				318,497

	Specialty Retail 1.2%
[a]	Carvana Co.	United States	444	24,460

	Textiles, Apparel & Luxury Goods 1.9%
	NIKE Inc., B	United States	486	40,212

	Total Investments (Cost $2,475,790) 99.1%			2,112,718
	Other Assets, less Liabilities 0.9%			19,255

	Net Assets 100.0%			$2,131,973

See Abbreviations on page 36.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2020, the value of this security was $23,053, representing 1.1% of net assets.

20	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Genomic Advancements ETF

Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment loss[c]	(0.01)

Net realized and unrealized gains (losses)	(2.41)

Total from investment operations	(2.42)

Net asset value, end of year	$22.58

Total return[d]	(9.68)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	12.22%

Expenses net of waiver and payments by affiliates	0.50%

Net investment loss	(0.37)%

Supplemental data

Net assets, end of year (000’s)	$ 2,258

Portfolio turnover rate[f]	2.20% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 2.20%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Genomic Advancements ETF

		Country	Shares	Value

	Common Stocks 99.1%
	Biotechnology 33.3%
[a]	Alnylam Pharmaceuticals Inc.	United States	210	$22,859
[a]	Amicus Therapeutics Inc.	United States	2,527	23,350
[a]	Arrowhead Pharmaceuticals Inc.	United States	345	9,926
[a]	Beam Therapeutics Inc.	United States	509	9,162
[a]	BioNTech SE, ADR	Germany	378	22,075
[a]	Bluebird Bio Inc.	United States	684	31,437
[a]	Cellectis SA, ADR	France	1,487	13,680
[a]	CRISPR Therapeutics AG	Switzerland	1,467	62,215
[a]	Editas Medicine Inc.	United States	2,221	44,042
[a]	Exact Sciences Corp.	United States	308	17,864
[a]	Fate Therapeutics Inc.	United States	788	17,501
[a]	Homology Medicines Inc.	United States	1,550	24,087
[a]	Intellia Therapeutics Inc.	United States	4,049	49,519
[a]	Ionis Pharmaceuticals Inc.	United States	888	41,985
[a]	Iovance Biotherapeutics Inc.	United States	739	22,122
[a]	Krystal Biotech Inc.	United States	452	19,544
[a]	Natera Inc.	United States	1,431	42,730
[a]	Precision BioSciences Inc.	United States	3,088	18,621
[a]	Prevail Therapeutics Inc.	United States	1,536	18,724
[a]	REGENXBIO Inc.	United States	262	8,484
[a]	Rocket Pharmaceuticals Inc.	United States	1,226	17,103
[a]	Sarepta Therapeutics Inc.	United States	109	10,662
[a]	Ultragenyx Pharmaceutical Inc.	United States	223	9,908
[a]	uniQure N.V.	Netherlands	1,394	66,145
[a]	Veracyte Inc.	United States	2,140	52,023
[a]	Vertex Pharmaceuticals Inc.	United States	321	76,382

				752,150

	Health Care Equipment & Supplies 1.1%
[a]	CryoPort Inc.	United States	1,475	25,178

	Health Care Providers & Services 1.9%
[a]	Guardant Health Inc.	United States	610	42,456

	Health Care Technology 7.7%
[a]	Livongo Health Inc.	United States	978	27,903
[a]	Teladoc Inc.	United States	426	66,034
[a]	Veeva Systems Inc.	United States	506	79,123

				173,060

	Life Sciences Tools & Services 48.1%
[a]	10X Genomics Inc., A	United States	331	20,628
	Agilent Technologies Inc.	United States	956	68,468
	Bruker Corp.	United States	1,077	38,621
[a]	Charles River Laboratories International Inc.	United States	463	58,435
[a]	Compugen Ltd.	Israel	3,208	23,878
[a]	Evotec SE	Germany	2,989	67,004
[a]	ICON PLC	Ireland	311	42,296
[a]	Illumina Inc.	United States	362	98,869
[a]	IQVIA Holdings Inc.	United States	666	71,835
	Lonza Group AG	Switzerland	242	100,597
[a]	Medpace Holdings Inc.	United States	990	72,646
[a]	NanoString Technologies Inc.	United States	759	18,254
[a]	Pacific Biosciences of California Inc.	United States	7,364	22,534
[a]	PRA Health Sciences Inc.	United States	456	37,866
[a]	QIAGEN N.V.	Netherlands	1,958	81,453
[a]	Repligen Corp.	United States	994	95,961
	Thermo Fisher Scientific Inc.	United States	218	61,825
[a]	Wuxi Biologics Cayman Inc.	China	8,000	103,730

				1,084,900

22	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Genomic Advancements ETF (continued)

		Country	Shares	Value

	Pharmaceuticals 3.6%
	Bayer AG	Germany	304	$17,629
[a]	Catalent Inc.	United States	1,242	64,522

				82,151

	Semiconductors & Semiconductor Equipment 1.9%
	NVIDIA Corp.	United States	166	43,758

	Software 1.5%
[a]	Model N Inc.	United States	1,512	33,581

	Total Investments (Cost $2,476,736) 99.1%			2,237,234
	Other Assets, less Liabilities 0.9%			20,954

	Net Assets 100.0%			$2,258,188

See Abbreviations on page 36.

aNon-income producing.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	23

FRANKLIN TEMPLETON ETF TRUST

Financial Highlights

Franklin Intelligent Machines ETF

Year Ended March 31, 2020[a]

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$25.00

Income from investment operations[b]:

Net investment income[c]	—

Net realized and unrealized gains (losses)	(4.33)

Total from investment operations	(4.33)

Net asset value, end of year	$20.67

Total return[d]	(17.32)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	12.91%

Expenses net of waiver and payments by affiliates	0.50%

Net investment income	0.20%

Supplemental data

Net assets, end of year (000’s)	$2,067

Portfolio turnover rate[f]	—% [g]

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Creation Unit Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year.

fPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

gPortfolio turnover rate excluding cash creations for the year ended March 31, 2020 was as follows: 0.0%.

24	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, March 31, 2020

Franklin Intelligent Machines ETF

		Country	Shares	Value

	Common Stocks 99.7%
	Aerospace & Defense 6.4%
[a]	Aerovironment Inc.	United States	382	$23,287
[a]	Axon Enterprise Inc.	United States	934	66,099
	Hexcel Corp.	United States	354	13,165
[a]	Kratos Defence & Security Solutions Inc.	United States	1,543	21,355
	United Technologies Corp.	United States	90	8,490

				132,396

	Air Freight & Logistics 0.7%
[a]	XPO Logistics Inc.	United States	300	14,625

	Auto Components 0.7%
	Aptiv PLC	United States	308	15,166

	Automobiles 4.3%
[a]	Tesla Inc.	United States	167	87,508

	Building Products 2.6%
	Allegion PLC	United States	404	37,176
	Johnson Controls International PLC	United States	635	17,120

				54,296

	Electrical Equipment 4.6%
	Eaton Corp., PLC	United States	517	40,166
	Emerson Electric Co.	United States	187	8,911
	Rockwell Automation Inc.	United States	64	9,658
	Schneider Electric SE	France	234	20,176
[a]	Sensata Technologies Holding PLC	United States	579	16,750

				95,661

	Electronic Equipment, Instruments & Components 9.5%
	Amphenol Corp. , A	United States	261	19,022
	Cognex Corp.	United States	267	11,273
	Keyence Corp.	Japan	142	45,814
[a]	Keysight Technologies Inc.	United States	512	42,844
	TE Connectivity Ltd.	Switzerland	289	18,201
[a]	Zebra Technologies Corp., A	United States	321	58,935

				196,089

	Health Care Equipment & Supplies 18.7%
[a]	Align Technology Inc.	United States	109	18,961
[a]	DexCom Inc.	United States	179	48,199
[a]	Insulet Corp.	United States	277	45,893
[a]	Intuitive Surgical Inc.	United States	223	110,432
[a]	iRhythm Technologies Inc.	United States	924	75,167
[a]	Nevro Corp.	United States	359	35,893
	ResMed Inc.	United States	150	22,094
[a]	SmileDirectClub Inc., A	United States	2,030	9,480
	Stryker Corp.	United States	126	20,978

				387,097

	Health Care Technology 2.7%
[a]	Inspire Medical Systems Inc.	United States	927	55,879

	Industrial Conglomerates 1.5%
	Honeywell International Inc.	United States	74	9,900
	Roper Technologies Inc.	United States	34	10,602
	Siemens AG	Germany	115	9,775

				30,277

franklintempleton.com	Annual Report	25

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS

Franklin Intelligent Machines ETF (continued)

		Country	Shares	Value

	Machinery 3.7%
	Fortive Corp.	United States	176	$9,713
	Harmonic Drive Systems Inc.	Japan	300	13,130
[a]	Proto Labs Inc.	United States	558	42,481
	YASKAWA Electric Corp.	Japan	400	11,027

				76,351

	Semiconductors & Semiconductor Equipment 16.0%
	Analog Devices Inc.	United States	217	19,454
	Applied Materials Inc.	United States	417	19,107
	ASML Holding N.V.	Netherlands	87	22,763
	Brooks Automation Inc.	United States	714	21,777
	Entegris Inc.	United States	471	21,087
	Infineon Technologies AG	Germany	3,321	48,939
	KLA Corp.	United States	169	24,292
	Lam Research Corp.	United States	84	20,160
	MKS Instruments Inc.	United States	121	9,855
	NVIDIA Corp.	United States	220	57,992
	Teradyne Inc.	United States	813	44,040
	Texas Instruments Inc.	United States	210	20,985

				330,451

	Software 23.9%
[a]	Altair Engineering Inc.	United States	1,435	38,028
[a]	ANSYS Inc.	United States	340	79,040
[a]	Aspen Technology Inc.	United States	227	21,581
[a]	Autodesk Inc.	United States	484	75,552
[a]	Cadence Design Systems Inc.	United States	654	43,190
	Dassault Systemes	France	582	86,211
[a]	PTC Inc.	United States	826	50,560
[a]	Synopsys Inc.	United States	351	45,205
[a]	The Descartes Systems Group Inc.	Canada	1,624	55,234

				494,601

	Technology Hardware, Storage & Peripherals 4.4%
	Apple Inc.	United States	312	79,339
[a]	Stratasys Ltd.	United States	716	11,420

				90,759

	Total Investments (Cost $2,494,762) 99.7%			2,061,156
	Other Assets, less Liabilities 0.3%			5,672

	Net Assets 100.0%			$2,066,828

See Abbreviations on page 36.

aNon-income producing.

26	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2020

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Assets:
Investments in securities:
Cost – Unaffiliated issuers	$2,475,790	$2,476,736	$2,494,762

Value – Unaffiliated issuers	$2,112,718	$2,237,234	$2,061,156
Cash	22,837	24,603	8,852
Receivables:
Dividends	254	220	629
Affiliates	21,676	21,643	21,702

Total assets	2,157,485	2,283,700	2,092,339

Liabilities:
Payables:
Transfer agent fees	1,492	1,492	1,492
Trustees’ fees and expenses	216	216	216
Custodian fees	127	127	127
Professional fees	21,478	21,478	21,478
Reports to shareholders	574	574	574
Registration and filing fees	478	478	477
Accrued expenses and other liabilities	1,147	1,147	1,147

Total liabilities	25,512	25,512	25,511

Net assets, at value	$2,131,973	$2,258,188	$2,066,828

Net assets consist of:
Paid-in capital	$2,499,277	$2,499,274	$2,500,000
Total distributable earnings (loss)	(367,304)	(241,086)	(433,172)

Net assets, at value	$2,131,973	$2,258,188	$2,066,828

Shares outstanding	100,000	100,000	100,000

Net asset value per share	$21.32	$22.58	$20.67

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Operations

for the year ended March 31, 2020

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Investment income:
Dividends: (net of foreign taxes)[a]
Unaffiliated issuers	$383	$290	$1,440

Total investment income	383	290	1,440

Expenses:
Management fees (Note 3a)	1,055	1,088	1,028
Transfer agent fees	1,492	1,492	1,492
Custodian fees	127	127	127
Reports to shareholders	574	574	574
Registration and filing fees	478	478	478
Professional fees	21,478	21,478	21,478
Trustee fees and expenses (Note 3a)	216	215	215
Other	1,147	1,147	1,147

Total expenses	26,567	26,599	26,539
Expenses waived/paid by affiliates (Note 3c)	(25,512)	(25,511)	(25,512)

Net expenses	1,055	1,088	1,027

Net investment income	(672)	(798)	413

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(4,232)	(1,584)	—
Foreign currency transactions	(51)	72	19

Net realized gain (loss)	(4,283)	(1,512)	19

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(363,072)	(239,502)	(433,606)
Translation of other assets and liabilities denominated in foreign currencies	—	—	2

Net change in unrealized appreciation (depreciation)	(363,072)	(239,502)	(433,604)

Net realized and unrealized gain (loss)	(367,355)	(241,014)	(433,585)

Net increase (decrease) in net assets resulting from operations	$(368,027)	$(241,812)	$(433,172)

[a]Foreign taxes withheld on dividends	$15	$—	$25

28	Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF

	Year Ended March 31, 2020[a]
Increase (decrease) in net assets:
Operations:
Net investment income	$(672)	$(798)	$413
Net realized gain (loss)	(4,283)	(1,512)	19
Net change in unrealized appreciation (depreciation)	(363,072)	(239,502)	(433,604)

Net increase (decrease) in net assets resulting from operations (Note 1e)	(368,027)	(241,812)	(433,172)

Capital share transactions: (Note 2)	2,500,000	2,500,000	2,500,000

Net increase (decrease) in net assets	2,131,973	2,258,188	2,066,828
Net assets:
Beginning of year	—	—	—

End of year (Note 1e)	$2,131,973	$2,258,188	$2,066,828

aFor the period February 25, 2020 (commencement of operations) to March 31, 2020.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN TEMPLETON ETF TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of forty-two separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

The Funds commenced operations on February 25, 2020.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

30	Annual Report	franklintempleton.com

FRANKLIN TEMPLETON ETF TRUST

NOTES TO FINANCIAL STATEMENTS

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Certain Fund specific expenses are allocated directly to the Fund that incurred the expense. These expenses are paid by the Funds or by the investment manager, as applicable, according to the terms of the unified management fee agreement.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies (continued)

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Funds are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Funds. Once created, shares of the Funds generally trade in the secondary market in amounts less than one

Creation Unit. The market price of the Funds’ shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed in exchange for a designated portfolio of securities and/or cash (which may include cash in lieu of certain securities).

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Funds regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Funds.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin Disruptive Commerce ETF		Franklin Genomic Advancements ETF

	Year Ended March 31, 2020[a]		Year Ended March 31, 2020[a]

	Shares	Amount	Shares	Amount
Shares sold	100,001	$2,500,025	100,001	$2,500,025
Shares redeemed	(1)	(25)	(1)	(25)

Net increase (decrease)	100,000	$2,500,000	100,000	$2,500,000

	Franklin Intelligent Machines ETF

	Year Ended March 31, 2020[a]

	Shares	Amount
Shares sold	100,001	$2,500,025
Shares redeemed	(1)	(25)

Net increase (decrease)	100,000	$2,500,000

a For the period February 25, 2020 (commencement of operations) to March 31, 2020.

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (FASL)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

a. Management Fees

The Funds pay a unified management fee to Advisers whereby Advisers has agreed to reimburse the Funds’ acquired fund fee and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other nonroutine or extraordinary expenses. The fees are based on the average daily net assets of each of the Funds as follows:

Annualized Fee Rate
Franklin Disruptive Commerce ETF	0.50%
Franklin Genomic Advancements ETF	0.50%
Franklin Intelligent Machines ETF	0.50%

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds’ average daily net assets, and is not an additional expense of the Funds.

c. Waiver and Expense Reimbursements

The Adviser has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (including acquired fund fees and expenses, but excluding certain non-routine expenses) for the Fund do not exceed

0.50% until July 31, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

d. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2020, investments in affiliated management investment companies were as follows:

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NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

e. Other Affiliated Transactions

At March 31, 2020, the shares of Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF and Franklin Intelligent Machines ETF were owned by the following entities:

Fund	Shares	Percentage of Outstanding Shares[a]
Franklin Disruptive Commerce ETF
Franklin Resources Inc.	70,000.00	70.0%
Franklin Genomic Advancements ETF
Franklin Resources Inc.	75,000.00	75.0%
Franklin Intelligent Machines ETF
Franklin Resources Inc.	85,000.00	85.0%

aInvestment activities of significant shareholders could have a material impact on the Funds.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2020, the capital loss carryforwards were as follows:

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Capital loss carryforwards not subject to expiration:
Short term	$4,232	$1,584	$—

Total capital loss carryforwards	$4,232	$1,584	$—

At March 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Cost of investments	$2,475,790	$2,476,736	$2,494,762

Unrealized appreciation	$26,122	$60,259	$588
Unrealized depreciation	(389,194)	(299,761)	(434,194)

Net unrealized appreciation (depreciation)	$(363,072)	$(239,502)	$(433,606)

Distributable earnings—undistributed ordinary income	$—	$—	$432

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of corporate actions, passive foreign investment company shares and wash sales.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities and in-kind transactions, if any) for the year ended March 31, 2020, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Purchases	$2,500,926	$2,530,160	$2,494,762
Sales	$20,903	$51,841	$—

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NOTES TO FINANCIAL STATEMENTS

In-kind transactions associated with creation and redemptions for the year ended March 31, 2020, were as follows:

	Franklin Disruptive Commerce ETF	Franklin Genomic Advancements ETF	Franklin Intelligent Machines ETF
Cost of Securities Received	$2,188,098	$2,206,196	$2,270,560
Value of Securities Delivered[a]	$—	$—	$—

aRealized gains and losses from in-kind redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

6. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives

8. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At March 31, 2020, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 1 inputs.

9. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, and Franklin Intelligent Machines ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Shareholders of Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, and Franklin Intelligent Machines ETF (the “Funds”) as of March 31, 2020, the related statements of operations and of changes in net assets, including the related notes, and the financial highlights for the period February 25, 2020 (commencement of operations) through March 31, 2020. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2020, and the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for the period February 25, 2020 (commencement of operations) through March 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Rohit Bhagat (1964) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee and Trustee	Since 2016	44	Axis Bank (2013-present), AssetMark Financial Holdings, Inc. (investment solutions) (2018-present) and FlipKart Limited (2019-present) (eCommerce company); formerly, CapFloat Financial Services Pvt., Ltd. (non-banking finance company) (2018) and Zentific Investment Management (hedge fund) (2015-2018).

Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since January 2020	44	Fluor Corporation (construction and engineering) (2014-present), IHS Markit (information services) (2015-present), Borg Warner (automotive) (2018-present) and Focus Financial Partner, LLC (financial services) (2018-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2016	44	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Jennifer M. Johnson (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairperson of the Board	Since 2016	49	None

Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of four of the investment companies in Franklin Templeton; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President – AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Patrick O’Connor (1967) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; officer of two of the investment companies in Franklin Templeton; and formerly, Managing Director, Head of iShares Product Canada, BlackRock (1998-2014).

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Vivek Pai (1970) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since May 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of two of the investment companies in Franklin Templeton.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2016. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.

Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN TEMPLETON ETF TRUST

Franklin Disruptive Commerce ETF

Franklin Genomic Advancements ETF

Franklin Intelligent Machines ETF

(each a Fund)

At an in-person meeting held on November 21, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the approval of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as each Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of each Management Agreement which were explained at the Meeting, noting that the form of Management Agreement was substantially the same as the standard forms of investment management agreement (that include administration services) for the other funds in the Franklin Templeton family of funds, including other series of the Trust.

In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the respective Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to each Fund and its shareholders. This information included, among other things, each Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of each Fund; the Manager’s experience as the manager of other funds and accounts, including other series of the Trust and other funds in the Franklin Templeton family of funds; the Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the Federal Securities Laws (as defined in Rule 38a-1 of the Investment Company Act of 1940). Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to each Fund and its shareholders.

Fund Performance

The Board noted that, as each Fund had not yet commenced investment operations, there was no investment performance for the Funds. The Board also considered the proposed performance benchmark for each Fund and how such benchmark would be utilized to measure performance of the Manager.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s proposed total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the

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median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent organization. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report (excluding each Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Franklin Disruptive Commerce ETF was comprised of institutional funds and actively managed exchange-traded funds, which included the Fund and three financial services funds. The Expense Group for the Franklin Genomic Advancements ETF was comprised of institutional funds and actively managed exchange-traded funds, which included the Fund and two other global health/biotechnology funds. The Expense Group for the Franklin Intelligent Machines ETF was comprised of institutional funds and actively managed exchange-traded funds, which included the Fund, one global health/biotechnology fund and two science & technology funds. The Board noted that the proposed Management Rate and proposed total expense ratio for each Fund were below the medians of its respective Expense Group. The Board concluded that the Management Rate to be charged to each Fund is reasonable. In doing so, the Board noted the small size of each Fund’s Expense Group and that each Fund’s proposed total expense ratio reflected a fee waiver from management.

Profitability

The Board then noted that the Manager (and its affiliates) could not report any financial results from their relationships with any Fund because the Funds have not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Funds.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that any Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the respective Fund for an initial two-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at libertyshares.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

franklintempleton.com	Annual Report	41

FRANKLIN TEMPLETON ETF TRUST

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at libertyshares.com.

42	Annual Report	franklintempleton.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

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Annual Report Franklin Templeton ETF Trust

Investment Manager	Distributor	Investor Services
Franklin Advisors, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent State Street Bank and Trust Company 1 Heritage Drive Mail Stop OHD0100 North Quincy, MA 02171
© 2020 Franklin Templeton Investments. All rights reserved.		ETF7 A 05/20

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $914,721 for the fiscal year ended March 31, 2020 and $827,925 for the fiscal year ended March 31, 2019.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $232,351 for the fiscal year ended March 31, 2020 and $204,500 for the fiscal year ended March 31, 2019. The services for which these fees were paid included tax compliance services related to year-end, professional fees in connection with tax treatment of equipment lease transactions, professional fees in connection with an Indonesia withholding tax refund claim and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $1,038 for the fiscal year ended March 31, 2020 and $0 for the fiscal year ended March 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $208,155 for the fiscal year ended March 31, 2020 and $66,500 for the fiscal year ended March 31, 2019. The services for which these fees were paid included compliance examination for Investment Advisor Act rule 204-2 and 206(4)-2, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, account maintenance project and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $441,544 for the fiscal year ended March 31, 2020 and $271,000 for the fiscal year ended March 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)  (1) Code of Ethics

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON ETF TRUST

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	May 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date	May 29, 2020

By	S\VIVEK PAI
Vivek Pai
Chief Financial Officer and Chief Accounting Officer
Date	May 29, 2020